UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

53 State Street, 33rd Floor, Boston, MA      02109

(Address of principal executive offices)   (Zip Code)

Tara Pari, Chief Executive Officer, 53 State Street, 33rd Floor, Boston, MA 02109

(Name and address of agent for services)

Registrant’s telephone number, including area code:  617-346-7646

Date of fiscal year end:  February 28

Date of reporting period: August 31, 2026

Item 1.  Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

GMO Climate Change Fund

Class I (GCCLX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$577,703,903
Number of Portfolio Holdings	108
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	47.2
France	7.5
South Korea	7.3
China	5.3
Canada	4.5
Denmark	3.4
Chile	3.1
Brazil	2.8
Switzerland	2.7
Norway	2.7
Japan	2.5
Germany	2.1
Finland	1.7
United Kingdom	1.6
Spain	1.3
Australia	1.1
Italy	1.0
Other (each less than 1%)	2.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Clean Energy	53.8
Energy Efficiency	18.1
Electric Grid	10.6
Agriculture	6.8
Water	4.1
Timber	3.4
Copper	3.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Climate Change Fund

Class III (GCCHX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$577,703,903
Number of Portfolio Holdings	108
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	47.2
France	7.5
South Korea	7.3
China	5.3
Canada	4.5
Denmark	3.4
Chile	3.1
Brazil	2.8
Switzerland	2.7
Norway	2.7
Japan	2.5
Germany	2.1
Finland	1.7
United Kingdom	1.6
Spain	1.3
Australia	1.1
Italy	1.0
Other (each less than 1%)	2.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Clean Energy	53.8
Energy Efficiency	18.1
Electric Grid	10.6
Agriculture	6.8
Water	4.1
Timber	3.4
Copper	3.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Climate Change Fund

Class R6 (GCCAX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$577,703,903
Number of Portfolio Holdings	108
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	47.2
France	7.5
South Korea	7.3
China	5.3
Canada	4.5
Denmark	3.4
Chile	3.1
Brazil	2.8
Switzerland	2.7
Norway	2.7
Japan	2.5
Germany	2.1
Finland	1.7
United Kingdom	1.6
Spain	1.3
Australia	1.1
Italy	1.0
Other (each less than 1%)	2.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Clean Energy	53.8
Energy Efficiency	18.1
Electric Grid	10.6
Agriculture	6.8
Water	4.1
Timber	3.4
Copper	3.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets ex-China Fund

Class III (GMAUX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$46	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$87,285,468
Number of Portfolio Holdings	151
Portfolio Turnover Rate	67%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	36.1
South Korea	29.0
Thailand	8.5
India	6.6
Brazil	3.5
Saudi Arabia	2.9
Hungary	2.5
Vietnam	2.0
Kuwait	1.9
Turkey	1.8
Poland	1.1
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	24.3
Technology Hardware & Equipment	17.8
Banks	13.5
Transportation	7.8
Energy	7.6
Automobiles & Components	4.5
Capital Goods	4.2
Materials	3.9
Consumer Durables & Apparel	3.9
Financial Services	3.5
Food, Beverage & Tobacco	3.1
Insurance	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Other (each less than 1%)	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets ex-China Fund

Class VI (GMAQX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$39	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$87,285,468
Number of Portfolio Holdings	151
Portfolio Turnover Rate	67%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	36.1
South Korea	29.0
Thailand	8.5
India	6.6
Brazil	3.5
Saudi Arabia	2.9
Hungary	2.5
Vietnam	2.0
Kuwait	1.9
Turkey	1.8
Poland	1.1
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	24.3
Technology Hardware & Equipment	17.8
Banks	13.5
Transportation	7.8
Energy	7.6
Automobiles & Components	4.5
Capital Goods	4.2
Materials	3.9
Consumer Durables & Apparel	3.9
Financial Services	3.5
Food, Beverage & Tobacco	3.1
Insurance	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Other (each less than 1%)	2.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class I (GEMEX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$569,786,320
Number of Portfolio Holdings	179
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	26.9
South Korea	24.6
China	16.8
Thailand	8.4
Brazil	4.4
India	4.1
Saudi Arabia	3.3
Turkey	2.2
Vietnam	2.1
Hungary	1.6
Kuwait	1.1
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	20.0
Banks	14.8
Technology Hardware & Equipment	14.1
Transportation	7.9
Energy	7.0
Capital Goods	5.9
Automobiles & Components	4.2
Consumer Durables & Apparel	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Materials	2.9
Financial Services	2.4
Consumer Discretionary Distribution & Retail	2.2
Utilities	1.6
Consumer Staples Distribution & Retail	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class II (GMEMX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$53	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$569,786,320
Number of Portfolio Holdings	179
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	26.9
South Korea	24.6
China	16.8
Thailand	8.4
Brazil	4.4
India	4.1
Saudi Arabia	3.3
Turkey	2.2
Vietnam	2.1
Hungary	1.6
Kuwait	1.1
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	20.0
Banks	14.8
Technology Hardware & Equipment	14.1
Transportation	7.9
Energy	7.0
Capital Goods	5.9
Automobiles & Components	4.2
Consumer Durables & Apparel	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Materials	2.9
Financial Services	2.4
Consumer Discretionary Distribution & Retail	2.2
Utilities	1.6
Consumer Staples Distribution & Retail	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class III (GMOEX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$50	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$569,786,320
Number of Portfolio Holdings	179
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	26.9
South Korea	24.6
China	16.8
Thailand	8.4
Brazil	4.4
India	4.1
Saudi Arabia	3.3
Turkey	2.2
Vietnam	2.1
Hungary	1.6
Kuwait	1.1
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	20.0
Banks	14.8
Technology Hardware & Equipment	14.1
Transportation	7.9
Energy	7.0
Capital Goods	5.9
Automobiles & Components	4.2
Consumer Durables & Apparel	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Materials	2.9
Financial Services	2.4
Consumer Discretionary Distribution & Retail	2.2
Utilities	1.6
Consumer Staples Distribution & Retail	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class VI (GEMMX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$43	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$569,786,320
Number of Portfolio Holdings	179
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	26.9
South Korea	24.6
China	16.8
Thailand	8.4
Brazil	4.4
India	4.1
Saudi Arabia	3.3
Turkey	2.2
Vietnam	2.1
Hungary	1.6
Kuwait	1.1
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	20.0
Banks	14.8
Technology Hardware & Equipment	14.1
Transportation	7.9
Energy	7.0
Capital Goods	5.9
Automobiles & Components	4.2
Consumer Durables & Apparel	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Materials	2.9
Financial Services	2.4
Consumer Discretionary Distribution & Retail	2.2
Utilities	1.6
Consumer Staples Distribution & Retail	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class R6 (GEMNX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$569,786,320
Number of Portfolio Holdings	179
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	26.9
South Korea	24.6
China	16.8
Thailand	8.4
Brazil	4.4
India	4.1
Saudi Arabia	3.3
Turkey	2.2
Vietnam	2.1
Hungary	1.6
Kuwait	1.1
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	20.0
Banks	14.8
Technology Hardware & Equipment	14.1
Transportation	7.9
Energy	7.0
Capital Goods	5.9
Automobiles & Components	4.2
Consumer Durables & Apparel	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Materials	2.9
Financial Services	2.4
Consumer Discretionary Distribution & Retail	2.2
Utilities	1.6
Consumer Staples Distribution & Retail	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class I (GMOUX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,407,728,984
Number of Portfolio Holdings	178
Portfolio Turnover Rate	48%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	24.1
Canada	11.6
United Kingdom	10.6
Netherlands	8.7
France	8.2
Spain	7.0
Hong Kong	4.9
Switzerland	4.6
Germany	4.5
Singapore	3.2
Australia	3.1
Norway	2.8
Italy	2.4
United States	1.5
Finland	1.5
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	15.4
Banks	15.4
Insurance	9.4
Semiconductors & Semiconductor Equipment	8.6
Financial Services	7.3
Materials	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Technology Hardware & Equipment	5.3
Energy	4.6
Telecommunication Services	4.1
Transportation	3.6
Consumer Durables & Apparel	3.0
Automobiles & Components	2.9
Food, Beverage & Tobacco	2.5
Consumer Staples Distribution & Retail	2.3
Commercial & Professional Services	1.3
Other (each less than 1%)	1.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class III (GMOIX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,407,728,984
Number of Portfolio Holdings	178
Portfolio Turnover Rate	48%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	24.1
Canada	11.6
United Kingdom	10.6
Netherlands	8.7
France	8.2
Spain	7.0
Hong Kong	4.9
Switzerland	4.6
Germany	4.5
Singapore	3.2
Australia	3.1
Norway	2.8
Italy	2.4
United States	1.5
Finland	1.5
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	15.4
Banks	15.4
Insurance	9.4
Semiconductors & Semiconductor Equipment	8.6
Financial Services	7.3
Materials	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Technology Hardware & Equipment	5.3
Energy	4.6
Telecommunication Services	4.1
Transportation	3.6
Consumer Durables & Apparel	3.0
Automobiles & Components	2.9
Food, Beverage & Tobacco	2.5
Consumer Staples Distribution & Retail	2.3
Commercial & Professional Services	1.3
Other (each less than 1%)	1.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class IV (GMCFX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,407,728,984
Number of Portfolio Holdings	178
Portfolio Turnover Rate	48%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	24.1
Canada	11.6
United Kingdom	10.6
Netherlands	8.7
France	8.2
Spain	7.0
Hong Kong	4.9
Switzerland	4.6
Germany	4.5
Singapore	3.2
Australia	3.1
Norway	2.8
Italy	2.4
United States	1.5
Finland	1.5
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	15.4
Banks	15.4
Insurance	9.4
Semiconductors & Semiconductor Equipment	8.6
Financial Services	7.3
Materials	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Technology Hardware & Equipment	5.3
Energy	4.6
Telecommunication Services	4.1
Transportation	3.6
Consumer Durables & Apparel	3.0
Automobiles & Components	2.9
Food, Beverage & Tobacco	2.5
Consumer Staples Distribution & Retail	2.3
Commercial & Professional Services	1.3
Other (each less than 1%)	1.7
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class I (IOVFX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$524,469,432
Number of Portfolio Holdings	186
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.1
Canada	14.0
United Kingdom	11.7
France	11.2
Germany	9.6
Spain	6.6
Switzerland	6.0
Australia	3.3
Netherlands	2.5
Norway	2.3
Hong Kong	2.2
Italy	1.9
Israel	1.7
Sweden	1.2
Austria	1.2
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	20.9
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Energy	10.5
Insurance	9.5
Automobiles & Components	8.4
Materials	7.2
Telecommunication Services	5.9
Financial Services	5.5
Capital Goods	4.8
Food, Beverage & Tobacco	3.6
Transportation	2.2
Real Estate Management & Development	2.1
Consumer Staples Distribution & Retail	1.7
Technology Hardware & Equipment	1.6
Consumer Durables & Apparel	1.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2026.

     Effective June 30, 2026, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent the Fund’s operating expenses (with the exclusions set forth in the prospectus) exceed 0.67% for Class I shares based on the class’s average daily net assets. The arrangement extends through at least June 30, 2027 and permits GMO to recover previously waived or reimbursed amounts under certain circumstances for up to three years.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class III (GTMIX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$524,469,432
Number of Portfolio Holdings	186
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.1
Canada	14.0
United Kingdom	11.7
France	11.2
Germany	9.6
Spain	6.6
Switzerland	6.0
Australia	3.3
Netherlands	2.5
Norway	2.3
Hong Kong	2.2
Italy	1.9
Israel	1.7
Sweden	1.2
Austria	1.2
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	20.9
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Energy	10.5
Insurance	9.5
Automobiles & Components	8.4
Materials	7.2
Telecommunication Services	5.9
Financial Services	5.5
Capital Goods	4.8
Food, Beverage & Tobacco	3.6
Transportation	2.2
Real Estate Management & Development	2.1
Consumer Staples Distribution & Retail	1.7
Technology Hardware & Equipment	1.6
Consumer Durables & Apparel	1.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2026.

     Effective June 30, 2026, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent the Fund’s operating expenses (with the exclusions set forth in the prospectus) exceed 0.67% for Class III shares based on the class’s average daily net assets. The arrangement extends through at least June 30, 2027 and permits GMO to recover previously waived or reimbursed amounts under certain circumstances for up to three years.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class IV (GMAZX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$33	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$524,469,432
Number of Portfolio Holdings	186
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.1
Canada	14.0
United Kingdom	11.7
France	11.2
Germany	9.6
Spain	6.6
Switzerland	6.0
Australia	3.3
Netherlands	2.5
Norway	2.3
Hong Kong	2.2
Italy	1.9
Israel	1.7
Sweden	1.2
Austria	1.2
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	20.9
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Energy	10.5
Insurance	9.5
Automobiles & Components	8.4
Materials	7.2
Telecommunication Services	5.9
Financial Services	5.5
Capital Goods	4.8
Food, Beverage & Tobacco	3.6
Transportation	2.2
Real Estate Management & Development	2.1
Consumer Staples Distribution & Retail	1.7
Technology Hardware & Equipment	1.6
Consumer Durables & Apparel	1.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2026.

     Effective June 30, 2026, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent the Fund’s operating expenses (with the exclusions set forth in the prospectus) exceed 0.62% for Class IV shares based on the class’s average daily net assets. The arrangement extends through at least June 30, 2027 and permits GMO to recover previously waived or reimbursed amounts under certain circumstances for up to three years.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class R6 (GMBCX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$524,469,432
Number of Portfolio Holdings	186
Portfolio Turnover Rate	39%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.1
Canada	14.0
United Kingdom	11.7
France	11.2
Germany	9.6
Spain	6.6
Switzerland	6.0
Australia	3.3
Netherlands	2.5
Norway	2.3
Hong Kong	2.2
Italy	1.9
Israel	1.7
Sweden	1.2
Austria	1.2
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	20.9
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Energy	10.5
Insurance	9.5
Automobiles & Components	8.4
Materials	7.2
Telecommunication Services	5.9
Financial Services	5.5
Capital Goods	4.8
Food, Beverage & Tobacco	3.6
Transportation	2.2
Real Estate Management & Development	2.1
Consumer Staples Distribution & Retail	1.7
Technology Hardware & Equipment	1.6
Consumer Durables & Apparel	1.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2026.

     Effective June 30, 2026, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent the Fund’s operating expenses (with the exclusions set forth in the prospectus) exceed 0.67% for Class R6 shares based on the class’s average daily net assets. The arrangement extends through at least June 30, 2027 and permits GMO to recover previously waived or reimbursed amounts under certain circumstances for up to three years.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class I (GMIIX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$333,486,692
Number of Portfolio Holdings	35
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.4
Technology Hardware & Equipment	16.7
Banks	9.5
Consumer Durables & Apparel	9.5
Materials	9.2
Automobiles & Components	7.4
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	5.1
Real Estate Management & Development	4.2
Insurance	3.5
Transportation	2.9
Household & Personal Products	2.6
Financial Services	2.3
Software & Services	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class III (GMAKX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$333,486,692
Number of Portfolio Holdings	35
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.4
Technology Hardware & Equipment	16.7
Banks	9.5
Consumer Durables & Apparel	9.5
Materials	9.2
Automobiles & Components	7.4
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	5.1
Real Estate Management & Development	4.2
Insurance	3.5
Transportation	2.9
Household & Personal Products	2.6
Financial Services	2.3
Software & Services	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class VI (GMAHX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$333,486,692
Number of Portfolio Holdings	35
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.4
Technology Hardware & Equipment	16.7
Banks	9.5
Consumer Durables & Apparel	9.5
Materials	9.2
Automobiles & Components	7.4
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	5.1
Real Estate Management & Development	4.2
Insurance	3.5
Transportation	2.9
Household & Personal Products	2.6
Financial Services	2.3
Software & Services	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class I (GQLIX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$12,741,827,479
Number of Portfolio Holdings	49
Portfolio Turnover Rate	13%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	81.7
United Kingdom	5.2
Taiwan	4.5
France	4.4
Germany	2.6
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Software & Services	16.6
Semiconductors & Semiconductor Equipment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Media & Entertainment	11.2
Health Care Equipment & Services	10.9
Financial Services	6.2
Food, Beverage & Tobacco	4.8
Consumer Discretionary Distribution & Retail	4.7
Technology Hardware & Equipment	4.5
Consumer Services	3.1
Capital Goods	2.9
Banks	1.8
Household & Personal Products	1.7
Transportation	1.3
Consumer Durables & Apparel	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class III (GQETX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$12,741,827,479
Number of Portfolio Holdings	49
Portfolio Turnover Rate	13%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	81.7
United Kingdom	5.2
Taiwan	4.5
France	4.4
Germany	2.6
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Software & Services	16.6
Semiconductors & Semiconductor Equipment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Media & Entertainment	11.2
Health Care Equipment & Services	10.9
Financial Services	6.2
Food, Beverage & Tobacco	4.8
Consumer Discretionary Distribution & Retail	4.7
Technology Hardware & Equipment	4.5
Consumer Services	3.1
Capital Goods	2.9
Banks	1.8
Household & Personal Products	1.7
Transportation	1.3
Consumer Durables & Apparel	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class IV (GQEFX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$12,741,827,479
Number of Portfolio Holdings	49
Portfolio Turnover Rate	13%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	81.7
United Kingdom	5.2
Taiwan	4.5
France	4.4
Germany	2.6
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Software & Services	16.6
Semiconductors & Semiconductor Equipment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Media & Entertainment	11.2
Health Care Equipment & Services	10.9
Financial Services	6.2
Food, Beverage & Tobacco	4.8
Consumer Discretionary Distribution & Retail	4.7
Technology Hardware & Equipment	4.5
Consumer Services	3.1
Capital Goods	2.9
Banks	1.8
Household & Personal Products	1.7
Transportation	1.3
Consumer Durables & Apparel	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class VI (GQLOX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$22	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$12,741,827,479
Number of Portfolio Holdings	49
Portfolio Turnover Rate	13%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	81.7
United Kingdom	5.2
Taiwan	4.5
France	4.4
Germany	2.6
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Software & Services	16.6
Semiconductors & Semiconductor Equipment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Media & Entertainment	11.2
Health Care Equipment & Services	10.9
Financial Services	6.2
Food, Beverage & Tobacco	4.8
Consumer Discretionary Distribution & Retail	4.7
Technology Hardware & Equipment	4.5
Consumer Services	3.1
Capital Goods	2.9
Banks	1.8
Household & Personal Products	1.7
Transportation	1.3
Consumer Durables & Apparel	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class R6 (GQESX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$12,741,827,479
Number of Portfolio Holdings	49
Portfolio Turnover Rate	13%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 20%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	81.7
United Kingdom	5.2
Taiwan	4.5
France	4.4
Germany	2.6
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Software & Services	16.6
Semiconductors & Semiconductor Equipment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Media & Entertainment	11.2
Health Care Equipment & Services	10.9
Financial Services	6.2
Food, Beverage & Tobacco	4.8
Consumer Discretionary Distribution & Retail	4.7
Technology Hardware & Equipment	4.5
Consumer Services	3.1
Capital Goods	2.9
Banks	1.8
Household & Personal Products	1.7
Transportation	1.3
Consumer Durables & Apparel	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resource Transition Fund

Class VI (GMOYX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Resource Transition Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$177,789,431
Number of Portfolio Holdings	68
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 57%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.5
Brazil	12.5
Canada	11.1
United Kingdom	8.8
Chile	4.4
Norway	4.2
Finland	3.1
Australia	3.1
China	2.2
Denmark	2.0
France	1.6
Italy	1.2
Other (each less than 1%)	3.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Industrial Metals	39.9
Energy	37.8
Agriculture	12.6
Timber	6.5
Water	3.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class I (GEACX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,254,287,310
Number of Portfolio Holdings	117
Portfolio Turnover Rate	27%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.6
United Kingdom	14.9
Brazil	10.7
Canada	9.9
Argentina	5.0
Norway	3.3
Chile	2.4
Australia	1.8
Finland	1.7
China	1.6
Denmark	1.2
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	64.7
Industrial Metals	22.6
Agriculture	7.1
Timber	3.7
Water	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class III (GOFIX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,254,287,310
Number of Portfolio Holdings	117
Portfolio Turnover Rate	27%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.6
United Kingdom	14.9
Brazil	10.7
Canada	9.9
Argentina	5.0
Norway	3.3
Chile	2.4
Australia	1.8
Finland	1.7
China	1.6
Denmark	1.2
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	64.7
Industrial Metals	22.6
Agriculture	7.1
Timber	3.7
Water	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class IV (GOVIX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$34	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,254,287,310
Number of Portfolio Holdings	117
Portfolio Turnover Rate	27%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.6
United Kingdom	14.9
Brazil	10.7
Canada	9.9
Argentina	5.0
Norway	3.3
Chile	2.4
Australia	1.8
Finland	1.7
China	1.6
Denmark	1.2
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	64.7
Industrial Metals	22.6
Agriculture	7.1
Timber	3.7
Water	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class VI (GMOWX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,254,287,310
Number of Portfolio Holdings	117
Portfolio Turnover Rate	27%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.6
United Kingdom	14.9
Brazil	10.7
Canada	9.9
Argentina	5.0
Norway	3.3
Chile	2.4
Australia	1.8
Finland	1.7
China	1.6
Denmark	1.2
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	64.7
Industrial Metals	22.6
Agriculture	7.1
Timber	3.7
Water	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class R6 (GAAHX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,254,287,310
Number of Portfolio Holdings	117
Portfolio Turnover Rate	27%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 38%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	42.6
United Kingdom	14.9
Brazil	10.7
Canada	9.9
Argentina	5.0
Norway	3.3
Chile	2.4
Australia	1.8
Finland	1.7
China	1.6
Denmark	1.2
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	64.7
Industrial Metals	22.6
Agriculture	7.1
Timber	3.7
Water	1.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class I (GMAYX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$711,767,859
Number of Portfolio Holdings	44
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	13.5
Financial Services	11.5
Semiconductors & Semiconductor Equipment	10.1
Materials	9.0
Commercial & Professional Services	7.4
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.3
Consumer Services	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Consumer Staples Distribution & Retail	3.9
Energy	3.4
Consumer Discretionary Distribution & Retail	3.1
Media & Entertainment	3.0
Software & Services	2.8
Automobiles & Components	1.3
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class III (GMAWX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$711,767,859
Number of Portfolio Holdings	44
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	13.5
Financial Services	11.5
Semiconductors & Semiconductor Equipment	10.1
Materials	9.0
Commercial & Professional Services	7.4
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.3
Consumer Services	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Consumer Staples Distribution & Retail	3.9
Energy	3.4
Consumer Discretionary Distribution & Retail	3.1
Media & Entertainment	3.0
Software & Services	2.8
Automobiles & Components	1.3
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class IV (GMSQX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$711,767,859
Number of Portfolio Holdings	44
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	13.5
Financial Services	11.5
Semiconductors & Semiconductor Equipment	10.1
Materials	9.0
Commercial & Professional Services	7.4
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.3
Consumer Services	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Consumer Staples Distribution & Retail	3.9
Energy	3.4
Consumer Discretionary Distribution & Retail	3.1
Media & Entertainment	3.0
Software & Services	2.8
Automobiles & Components	1.3
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class VI (GSBGX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$711,767,859
Number of Portfolio Holdings	44
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	13.5
Financial Services	11.5
Semiconductors & Semiconductor Equipment	10.1
Materials	9.0
Commercial & Professional Services	7.4
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.3
Consumer Services	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Consumer Staples Distribution & Retail	3.9
Energy	3.4
Consumer Discretionary Distribution & Retail	3.1
Media & Entertainment	3.0
Software & Services	2.8
Automobiles & Components	1.3
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class R6 (GMBVX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$711,767,859
Number of Portfolio Holdings	44
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 27%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	13.5
Financial Services	11.5
Semiconductors & Semiconductor Equipment	10.1
Materials	9.0
Commercial & Professional Services	7.4
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.3
Consumer Services	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Consumer Durables & Apparel	4.6
Health Care Equipment & Services	4.5
Consumer Staples Distribution & Retail	3.9
Energy	3.4
Consumer Discretionary Distribution & Retail	3.1
Media & Entertainment	3.0
Software & Services	2.8
Automobiles & Components	1.3
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Equity Fund

Class III (GMUEX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$27	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$217,148,298
Number of Portfolio Holdings	160
Portfolio Turnover Rate	46%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 51%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	15.0
Technology Hardware & Equipment	14.2
Media & Entertainment	8.3
Software & Services	7.6
Financial Services	7.1
Pharmaceuticals, Biotechnology & Life Sciences	5.8
Banks	4.6
Automobiles & Components	4.4
Insurance	4.1
Consumer Discretionary Distribution & Retail	3.9
Consumer Durables & Apparel	3.9
Telecommunication Services	3.8
Capital Goods	3.4
Health Care Equipment & Services	3.2
Food, Beverage & Tobacco	2.2
Consumer Staples Distribution & Retail	2.0
Transportation	2.0
Consumer Services	1.8
Commercial & Professional Services	1.0
Other (each less than 1%)	1.7
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Equity Fund

Class VI (GMCQX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$217,148,298
Number of Portfolio Holdings	160
Portfolio Turnover Rate	46%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 51%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	15.0
Technology Hardware & Equipment	14.2
Media & Entertainment	8.3
Software & Services	7.6
Financial Services	7.1
Pharmaceuticals, Biotechnology & Life Sciences	5.8
Banks	4.6
Automobiles & Components	4.4
Insurance	4.1
Consumer Discretionary Distribution & Retail	3.9
Consumer Durables & Apparel	3.9
Telecommunication Services	3.8
Capital Goods	3.4
Health Care Equipment & Services	3.2
Food, Beverage & Tobacco	2.2
Consumer Staples Distribution & Retail	2.0
Transportation	2.0
Consumer Services	1.8
Commercial & Professional Services	1.0
Other (each less than 1%)	1.7
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class I (PPAEX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$349,608,787
Number of Portfolio Holdings	167
Portfolio Turnover Rate	54%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Software & Services	10.6
Banks	9.7
Energy	8.8
Insurance	7.5
Financial Services	6.7
Media & Entertainment	6.4
Health Care Equipment & Services	6.1
Telecommunication Services	4.8
Consumer Discretionary Distribution & Retail	3.3
Food, Beverage & Tobacco	2.8
Household & Personal Products	2.7
Consumer Durables & Apparel	2.3
Semiconductors & Semiconductor Equipment	2.3
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	2.0
Automobiles & Components	2.0
Capital Goods	1.7
Transportation	1.7
Technology Hardware & Equipment	1.6
Materials	1.5
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class III (PPADX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$349,608,787
Number of Portfolio Holdings	167
Portfolio Turnover Rate	54%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Software & Services	10.6
Banks	9.7
Energy	8.8
Insurance	7.5
Financial Services	6.7
Media & Entertainment	6.4
Health Care Equipment & Services	6.1
Telecommunication Services	4.8
Consumer Discretionary Distribution & Retail	3.3
Food, Beverage & Tobacco	2.8
Household & Personal Products	2.7
Consumer Durables & Apparel	2.3
Semiconductors & Semiconductor Equipment	2.3
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	2.0
Automobiles & Components	2.0
Capital Goods	1.7
Transportation	1.7
Technology Hardware & Equipment	1.6
Materials	1.5
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class VI (UUOAX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$349,608,787
Number of Portfolio Holdings	167
Portfolio Turnover Rate	54%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Software & Services	10.6
Banks	9.7
Energy	8.8
Insurance	7.5
Financial Services	6.7
Media & Entertainment	6.4
Health Care Equipment & Services	6.1
Telecommunication Services	4.8
Consumer Discretionary Distribution & Retail	3.3
Food, Beverage & Tobacco	2.8
Household & Personal Products	2.7
Consumer Durables & Apparel	2.3
Semiconductors & Semiconductor Equipment	2.3
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	2.0
Automobiles & Components	2.0
Capital Goods	1.7
Transportation	1.7
Technology Hardware & Equipment	1.6
Materials	1.5
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class R6 (PPAJX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$349,608,787
Number of Portfolio Holdings	167
Portfolio Turnover Rate	54%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 60%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Software & Services	10.6
Banks	9.7
Energy	8.8
Insurance	7.5
Financial Services	6.7
Media & Entertainment	6.4
Health Care Equipment & Services	6.1
Telecommunication Services	4.8
Consumer Discretionary Distribution & Retail	3.3
Food, Beverage & Tobacco	2.8
Household & Personal Products	2.7
Consumer Durables & Apparel	2.3
Semiconductors & Semiconductor Equipment	2.3
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	2.0
Automobiles & Components	2.0
Capital Goods	1.7
Transportation	1.7
Technology Hardware & Equipment	1.6
Materials	1.5
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Small Cap Value Fund

Class VI (GCAVX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO U.S. Small Cap Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$60,421,801
Number of Portfolio Holdings	208
Portfolio Turnover Rate	62%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.

What does the Fund invest in?

The Fund primarily invested in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Financial Services	10.6
Banks	9.1
Consumer Durables & Apparel	7.5
Commercial & Professional Services	7.1
Capital Goods	7.0
Semiconductors & Semiconductor Equipment	6.7
Insurance	5.4
Consumer Services	5.2
Media & Entertainment	5.1
Automobiles & Components	5.1
Technology Hardware & Equipment	5.1
Food, Beverage & Tobacco	4.8
Equity Real Estate Investment Trusts (REITs)	4.5
Energy	3.2
Transportation	3.2
Consumer Discretionary Distribution & Retail	2.7
Materials	1.9
Household & Personal Products	1.8
Health Care Equipment & Services	1.4
Pharmaceuticals, Biotechnology & Life Sciences	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Asset Allocation Bond Fund

Class VI (GABFX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Asset Allocation Bond Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$16	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$120,052,606
Number of Portfolio Holdings	11
Portfolio Turnover Rate	36%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Short-Term Investments	92.1
Debt Obligations	8.4
Futures Contracts	(1.0)
Other	0.5

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class III (GMCDX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$30	0.59%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.05%.

Key Fund Statistics

Table Summary
Total Net Assets	$2,166,140,400
Number of Portfolio Holdings	316
Portfolio Turnover Rate	11%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.1
Short-Term Investments	3.5
Rights/Warrants	1.2
Investment Funds	0.9
Loan Assignments	0.6
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(2.2)
Other	1.7

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	7.0
Venezuela	5.9
Turkey	4.8
Argentina	4.5
Brazil	4.4
Colombia	3.9
Poland	3.5
Romania	3.2
Other (each between (3)% and 3%)	62.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class IV (GMDFX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$28	0.54%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.05%.

Key Fund Statistics

Table Summary
Total Net Assets	$2,166,140,400
Number of Portfolio Holdings	316
Portfolio Turnover Rate	11%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.1
Short-Term Investments	3.5
Rights/Warrants	1.2
Investment Funds	0.9
Loan Assignments	0.6
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(2.2)
Other	1.7

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	7.0
Venezuela	5.9
Turkey	4.8
Argentina	4.5
Brazil	4.4
Colombia	3.9
Poland	3.5
Romania	3.2
Other (each between (3)% and 3%)	62.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class VI (GMOQX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$26	0.50%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.05%.

Key Fund Statistics

Table Summary
Total Net Assets	$2,166,140,400
Number of Portfolio Holdings	316
Portfolio Turnover Rate	11%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.1
Short-Term Investments	3.5
Rights/Warrants	1.2
Investment Funds	0.9
Loan Assignments	0.6
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(2.2)
Other	1.7

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	7.0
Venezuela	5.9
Turkey	4.8
Argentina	4.5
Brazil	4.4
Colombia	3.9
Poland	3.5
Romania	3.2
Other (each between (3)% and 3%)	62.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO High Yield Fund

Class I (GMOZX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$132,088,979
Number of Portfolio Holdings	162
Portfolio Turnover Rate	92%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Short-Term Investments	64.8
Debt Obligations	34.8
Swap Contracts	2.1
Futures Contracts	(0.1)
Other	(1.6)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Consumer Cyclical	18.7
Energy	12.8
Consumer Non-Cyclical	11.8
Communications	11.4
Capital Goods	10.9
Technology	7.5
Basic Industry	7.1
Insurance	4.0
Finance Companies	3.9
Electric	3.6
REITS	3.4
Other Financial	1.5
Transportation	1.5
Cash / Cash Equivalents	0.7
Other Industrial	0.7
Brokerage/Asset Managers/Exchanges	0.3
Government Owned No Guarantee	0.1
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO High Yield Fund

Class VI (GHVIX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$18	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$132,088,979
Number of Portfolio Holdings	162
Portfolio Turnover Rate	92%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Short-Term Investments	64.8
Debt Obligations	34.8
Swap Contracts	2.1
Futures Contracts	(0.1)
Other	(1.6)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Consumer Cyclical	18.7
Energy	12.8
Consumer Non-Cyclical	11.8
Communications	11.4
Capital Goods	10.9
Technology	7.5
Basic Industry	7.1
Insurance	4.0
Finance Companies	3.9
Electric	3.6
REITS	3.4
Other Financial	1.5
Transportation	1.5
Cash / Cash Equivalents	0.7
Other Industrial	0.7
Brokerage/Asset Managers/Exchanges	0.3
Government Owned No Guarantee	0.1
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class I (GMOLX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,272,664,316
Number of Portfolio Holdings	337
Portfolio Turnover Rate	99%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	87.7
Short-Term Investments	11.8
Investment Funds	1.7
Swap Contracts	1.1
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Futures Contracts	(0.1)
Securities Sold Short	(0.8)
Other	(1.4)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	23.3
U.S. Government	14.7
Student Loans - Private	14.6
Residential Mortgage-Backed Securities - Other	13.2
Collateralized Loan Obligations	10.6
Small Balance Commercial Mortgages	5.4
Residential Mortgage-Backed Securities - Alt-A	4.0
Residential Mortgage-Backed Securities - Prime	2.7
Student Loans - Federal Family Education Loan Program	2.5
Residential Mortgage-Backed Securities - Subprime	2.4
Auto Retail Subprime	2.2
U.S. Government Agency	2.1
Credit Cards	1.2
Other (each less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class III (GMOHX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,272,664,316
Number of Portfolio Holdings	337
Portfolio Turnover Rate	99%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	87.7
Short-Term Investments	11.8
Investment Funds	1.7
Swap Contracts	1.1
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Futures Contracts	(0.1)
Securities Sold Short	(0.8)
Other	(1.4)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	23.3
U.S. Government	14.7
Student Loans - Private	14.6
Residential Mortgage-Backed Securities - Other	13.2
Collateralized Loan Obligations	10.6
Small Balance Commercial Mortgages	5.4
Residential Mortgage-Backed Securities - Alt-A	4.0
Residential Mortgage-Backed Securities - Prime	2.7
Student Loans - Federal Family Education Loan Program	2.5
Residential Mortgage-Backed Securities - Subprime	2.4
Auto Retail Subprime	2.2
U.S. Government Agency	2.1
Credit Cards	1.2
Other (each less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class VI (GMODX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,272,664,316
Number of Portfolio Holdings	337
Portfolio Turnover Rate	99%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	87.7
Short-Term Investments	11.8
Investment Funds	1.7
Swap Contracts	1.1
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Futures Contracts	(0.1)
Securities Sold Short	(0.8)
Other	(1.4)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	23.3
U.S. Government	14.7
Student Loans - Private	14.6
Residential Mortgage-Backed Securities - Other	13.2
Collateralized Loan Obligations	10.6
Small Balance Commercial Mortgages	5.4
Residential Mortgage-Backed Securities - Alt-A	4.0
Residential Mortgage-Backed Securities - Prime	2.7
Student Loans - Federal Family Education Loan Program	2.5
Residential Mortgage-Backed Securities - Subprime	2.4
Auto Retail Subprime	2.2
U.S. Government Agency	2.1
Credit Cards	1.2
Other (each less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class R6 (GAAAX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,272,664,316
Number of Portfolio Holdings	337
Portfolio Turnover Rate	99%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	87.7
Short-Term Investments	11.8
Investment Funds	1.7
Swap Contracts	1.1
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Futures Contracts	(0.1)
Securities Sold Short	(0.8)
Other	(1.4)

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	23.3
U.S. Government	14.7
Student Loans - Private	14.6
Residential Mortgage-Backed Securities - Other	13.2
Collateralized Loan Obligations	10.6
Small Balance Commercial Mortgages	5.4
Residential Mortgage-Backed Securities - Alt-A	4.0
Residential Mortgage-Backed Securities - Prime	2.7
Student Loans - Federal Family Education Loan Program	2.5
Residential Mortgage-Backed Securities - Subprime	2.4
Auto Retail Subprime	2.2
U.S. Government Agency	2.1
Credit Cards	1.2
Other (each less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Treasury Fund

Class VI (GUSTX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO U.S. Treasury Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$378,081,870
Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Short-Term Investments	99.8
Other	0.2

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class I (GAAGX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$185	3.65%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.53%.

Key Fund Statistics

Table Summary
Total Net Assets	$889,097,491
Number of Portfolio Holdings	1,455
Portfolio Turnover Rate	325%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	148.4
Short-Term Investments	23.3
Debt Obligations	20.9
Swap Contracts	3.7
Investment Funds	1.7
Futures Contracts	0.4
Forward Currency Contracts	0.4
Preferred Stocks	0.4
Rights/Warrants	0.2
Purchased Options	0.0
Written Options	(0.7)
Securities Sold Short	(97.1)
Other	(1.6)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
U.S. Treasury Floating Rate Notes, 3.91%, due 01/31/28	7.2
Meta Platforms, Inc., Class A	2.7
ARC Resources Ltd.	1.8
Essential Utilities, Inc.	1.8
AES Corp.	1.6
TXNM Energy, Inc.	1.5
U.S. Treasury Floating Rate Notes, 3.91%, due 04/30/28	1.5
Equitable Holdings, Inc.	1.5
Norfolk Southern Corp.	1.5
Silicon Laboratories, Inc.	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class VI (GAAVX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$170	3.35%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.52%.

Key Fund Statistics

Table Summary
Total Net Assets	$889,097,491
Number of Portfolio Holdings	1,455
Portfolio Turnover Rate	325%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	148.4
Short-Term Investments	23.3
Debt Obligations	20.9
Swap Contracts	3.7
Investment Funds	1.7
Futures Contracts	0.4
Forward Currency Contracts	0.4
Preferred Stocks	0.4
Rights/Warrants	0.2
Purchased Options	0.0
Written Options	(0.7)
Securities Sold Short	(97.1)
Other	(1.6)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
U.S. Treasury Floating Rate Notes, 3.91%, due 01/31/28	7.2
Meta Platforms, Inc., Class A	2.7
ARC Resources Ltd.	1.8
Essential Utilities, Inc.	1.8
AES Corp.	1.6
TXNM Energy, Inc.	1.5
U.S. Treasury Floating Rate Notes, 3.91%, due 04/30/28	1.5
Equitable Holdings, Inc.	1.5
Norfolk Southern Corp.	1.5
Silicon Laboratories, Inc.	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class R6 (GAAKX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 13, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$169	3.55%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period March 13, 2026 (commencement of operations) through August 31, 2026. The costs would have been higher had the Class operated the full six-month period.
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 2.55%.

Key Fund Statistics

Table Summary
Total Net Assets	$889,097,491
Number of Portfolio Holdings	1,455
Portfolio Turnover Rate	325%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	148.4
Short-Term Investments	23.3
Debt Obligations	20.9
Swap Contracts	3.7
Investment Funds	1.7
Futures Contracts	0.4
Forward Currency Contracts	0.4
Preferred Stocks	0.4
Rights/Warrants	0.2
Purchased Options	0.0
Written Options	(0.7)
Securities Sold Short	(97.1)
Other	(1.6)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
U.S. Treasury Floating Rate Notes, 3.91%, due 01/31/28	7.2
Meta Platforms, Inc., Class A	2.7
ARC Resources Ltd.	1.8
Essential Utilities, Inc.	1.8
AES Corp.	1.6
TXNM Energy, Inc.	1.5
U.S. Treasury Floating Rate Notes, 3.91%, due 04/30/28	1.5
Equitable Holdings, Inc.	1.5
Norfolk Southern Corp.	1.5
Silicon Laboratories, Inc.	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class I (GBMIX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40Footnote Reference1	0.78%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$2,727,712,630
Number of Portfolio Holdings	6
Portfolio Turnover Rate	2%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	82.9
GMO Alternative Funds	13.1
GMO Fixed Income Funds	2.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	0.9
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class III (GBMFX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$35Footnote Reference1	0.68%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$2,727,712,630
Number of Portfolio Holdings	6
Portfolio Turnover Rate	2%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	82.9
GMO Alternative Funds	13.1
GMO Fixed Income Funds	2.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	0.9
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class IV (GBMBX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$32Footnote Reference1	0.63%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$2,727,712,630
Number of Portfolio Holdings	6
Portfolio Turnover Rate	2%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	82.9
GMO Alternative Funds	13.1
GMO Fixed Income Funds	2.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	0.9
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class R6 (GBMSX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35Footnote Reference1	0.68%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$2,727,712,630
Number of Portfolio Holdings	6
Portfolio Turnover Rate	2%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	82.9
GMO Alternative Funds	13.1
GMO Fixed Income Funds	2.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.1
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	0.9
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Fund

Class III (GBFFX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Benchmark-Free Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$15Footnote Reference1	0.30%Footnote Reference1,Footnote Reference2,Footnote Reference3
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.
Footnote[3]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.27%.

Key Fund Statistics

Table Summary
Total Net Assets	$1,343,089,130
Number of Portfolio Holdings	1,150
Portfolio Turnover Rate	63%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	55.6
Debt Obligations	24.5
GMO Alternative Funds	13.1
Short-Term Investments	11.3
GMO International Equity Funds	3.9
GMO Fixed Income Funds	2.7
Preferred Stocks	0.8
GMO Implementation FundsFootnote Reference*	0.4
Investment Funds	0.1
Forward Currency Contracts	0.0
Rights/Warrants	0.0
Swap Contracts	(0.1)
Futures Contracts	(0.2)
Securities Sold Short	(12.1)
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Alternative Allocation Fund, Class VI	13.0
U.S. Treasury Floating Rate Notes, 3.91%, due 01/31/28	8.5
U.S. Treasury Floating Rate Notes, 3.86%, due 07/31/28	4.6
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	3.2
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	2.6
GMO Resources Fund, Class VI	2.0
U.S. Treasury Inflation-Indexed Notes, 1.25%, due 04/15/31	2.0
GMO Opportunistic Income Fund, Class VI	1.7
Taiwan Semiconductor Manufacturing Co. Ltd.	1.2
U.S. Treasury Floating Rate Notes, 3.97%, due 07/31/27	1.2
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class I (GMOOX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6Footnote Reference1	0.11%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$676,258,462
Number of Portfolio Holdings	21
Portfolio Turnover Rate	8%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 13%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	37.9
GMO U.S. Equity Funds	24.0
GMO Implementation FundsFootnote Reference*	17.2
GMO Alternative Funds	16.7
GMO Fixed Income Funds	3.9
Debt Obligations	0.2
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Alternative Allocation Fund, Class VI	16.7
GMO Asset Allocation Bond Fund, Class VI	13.4
GMO International Equity Fund, Class IV	13.0
GMO U.S. Opportunistic Value Fund, Class VI	8.0
GMO U.S. Equity Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.0
GMO Emerging Markets Fund, Class VI	7.0
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO U.S. Treasury Fund, Class VI	3.7
GMO Quality Fund, Class VI	3.1
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class III (GMWAX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$676,258,462
Number of Portfolio Holdings	21
Portfolio Turnover Rate	8%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 13%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	37.9
GMO U.S. Equity Funds	24.0
GMO Implementation FundsFootnote Reference*	17.2
GMO Alternative Funds	16.7
GMO Fixed Income Funds	3.9
Debt Obligations	0.2
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Alternative Allocation Fund, Class VI	16.7
GMO Asset Allocation Bond Fund, Class VI	13.4
GMO International Equity Fund, Class IV	13.0
GMO U.S. Opportunistic Value Fund, Class VI	8.0
GMO U.S. Equity Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.0
GMO Emerging Markets Fund, Class VI	7.0
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO U.S. Treasury Fund, Class VI	3.7
GMO Quality Fund, Class VI	3.1
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class R6 (GMWRX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$676,258,462
Number of Portfolio Holdings	21
Portfolio Turnover Rate	8%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 13%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	37.9
GMO U.S. Equity Funds	24.0
GMO Implementation FundsFootnote Reference*	17.2
GMO Alternative Funds	16.7
GMO Fixed Income Funds	3.9
Debt Obligations	0.2
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Alternative Allocation Fund, Class VI	16.7
GMO Asset Allocation Bond Fund, Class VI	13.4
GMO International Equity Fund, Class IV	13.0
GMO U.S. Opportunistic Value Fund, Class VI	8.0
GMO U.S. Equity Fund, Class VI	7.2
GMO International Opportunistic Value Fund, Class IV	7.0
GMO Emerging Markets Fund, Class VI	7.0
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO U.S. Treasury Fund, Class VI	3.7
GMO Quality Fund, Class VI	3.1
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Developed Equity Allocation Fund

Class III (GWOAX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Global Developed Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$102,908,170
Number of Portfolio Holdings	14
Portfolio Turnover Rate	8%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO U.S. Equity Funds	52.7
GMO International Equity Funds	47.1
Short-Term Investments	0.2

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	24.7
GMO Quality Fund, Class VI	16.2
GMO U.S. Opportunistic Value Fund, Class VI	15.6
GMO U.S. Equity Fund, Class VI	11.8
GMO International Opportunistic Value Fund, Class IV	11.5
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Small Cap Quality Fund, Class VI	4.6
GMO U.S. Small Cap Value Fund, Class VI	2.9
GMO Resources Fund, Class VI	2.0
GMO Emerging Markets ex-China Fund, Class VI	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class I (GAAUX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7Footnote Reference1	0.13%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$646,804,993
Number of Portfolio Holdings	16
Portfolio Turnover Rate	10%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	56.2
GMO U.S. Equity Funds	43.7
Short-Term Investments	0.1
Debt Obligations	0.0

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	21.9
GMO U.S. Opportunistic Value Fund, Class VI	13.2
GMO Quality Fund, Class VI	13.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Emerging Markets Fund, Class VI	11.2
GMO U.S. Equity Fund, Class VI	7.9
GMO-Usonian Japan Value Creation Fund, Class VI	5.9
GMO Small Cap Quality Fund, Class VI	4.8
GMO Emerging Markets ex-China Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	2.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class III (GMGEX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$646,804,993
Number of Portfolio Holdings	16
Portfolio Turnover Rate	10%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	56.2
GMO U.S. Equity Funds	43.7
Short-Term Investments	0.1
Debt Obligations	0.0

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	21.9
GMO U.S. Opportunistic Value Fund, Class VI	13.2
GMO Quality Fund, Class VI	13.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Emerging Markets Fund, Class VI	11.2
GMO U.S. Equity Fund, Class VI	7.9
GMO-Usonian Japan Value Creation Fund, Class VI	5.9
GMO Small Cap Quality Fund, Class VI	4.8
GMO Emerging Markets ex-China Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	2.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class R6 (GMADX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$646,804,993
Number of Portfolio Holdings	16
Portfolio Turnover Rate	10%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	56.2
GMO U.S. Equity Funds	43.7
Short-Term Investments	0.1
Debt Obligations	0.0

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	21.9
GMO U.S. Opportunistic Value Fund, Class VI	13.2
GMO Quality Fund, Class VI	13.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Emerging Markets Fund, Class VI	11.2
GMO U.S. Equity Fund, Class VI	7.9
GMO-Usonian Japan Value Creation Fund, Class VI	5.9
GMO Small Cap Quality Fund, Class VI	4.8
GMO Emerging Markets ex-China Fund, Class VI	3.1
GMO U.S. Small Cap Value Fund, Class VI	2.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Implementation Fund

Core Class (GIMFX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Implementation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$18	0.35%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.32%.

Key Fund Statistics

Table Summary
Total Net Assets	$2,415,901,745
Number of Portfolio Holdings	1,260
Portfolio Turnover Rate	78%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 86%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	69.3
Debt Obligations	31.4
Short-Term Investments	11.3
Preferred Stocks	1.1
GMO International Equity Funds	1.1
GMO Implementation FundsFootnote Reference*	0.1
Investment Funds	0.1
Rights/Warrants	0.1
Forward Currency Contracts	0.0
Swap Contracts	(0.1)
Futures Contracts	(0.2)
Securities Sold Short	(14.5)
Other	0.3
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
U.S. Treasury Floating Rate Notes, 3.91%, due 01/31/28	9.9
U.S. Treasury Floating Rate Notes, 3.86%, due 07/31/28	7.1
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	3.8
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.1
U.S. Treasury Inflation-Indexed Notes, 1.25%, due 04/15/31	2.4
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5
U.S. Treasury Floating Rate Notes, 4.00%, due 10/31/27	1.4
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 02/15/44	1.4
GMO Power Infrastructure ETF	1.0
U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 02/15/56	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

GMO Implementation Fund

Semi-Annual Shareholder Report - August 31, 2026

Industry Group SummaryFootnote Reference***

% of Equity Investments

Table Summary
Banks	13.3
Technology Hardware & Equipment	8.7
Materials	8.2
Energy	7.9
Capital Goods	7.6
Insurance	6.8
Automobiles & Components	6.5
Pharmaceuticals, Biotechnology & Life Sciences	5.6
Transportation	5.5
Semiconductors & Semiconductor Equipment	5.0
Financial Services	4.9
Consumer Durables & Apparel	4.7
Food, Beverage & Tobacco	4.2
Telecommunication Services	3.3
Real Estate Management & Development	1.9
Consumer Staples Distribution & Retail	1.8
Health Care Equipment & Services	1.7
Consumer Discretionary Distribution & Retail	1.3
Household & Personal Products	0.9
Commercial & Professional Services	0.5
Software & Services	0.5
Media & Entertainment	0.5
Utilities	0.3
Equity Real Estate Investment Trusts (REITs)	0.1
Consumer Services	(1.7)
Footnote	Description
Footnote***	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Developed Equity Allocation Fund

Class III (GIOTX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$232,666,135
Number of Portfolio Holdings	4
Portfolio Turnover Rate	2%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	99.9
Short-Term Investments	0.2
Other	(0.1)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	69.9
GMO International Opportunistic Value Fund, Class IV	23.1
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Developed Equity Allocation Fund

Class R6 (GAAWX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$232,666,135
Number of Portfolio Holdings	4
Portfolio Turnover Rate	2%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	99.9
Short-Term Investments	0.2
Other	(0.1)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	69.9
GMO International Opportunistic Value Fund, Class IV	23.1
GMO-Usonian Japan Value Creation Fund, Class VI	7.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Allocation Fund

Class III (GIEAX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$391,411,071
Number of Portfolio Holdings	5
Portfolio Turnover Rate	10%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	99.8
Short-Term Investments	0.2

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	41.5
GMO Emerging Markets Fund, Class VI	33.0
GMO International Opportunistic Value Fund, Class IV	18.6
GMO-Usonian Japan Value Creation Fund, Class VI	6.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Allocation Fund

Class R6 (GSXMX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$391,411,071
Number of Portfolio Holdings	5
Portfolio Turnover Rate	10%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	99.8
Short-Term Investments	0.2

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO International Equity Fund, Class IV	41.5
GMO Emerging Markets Fund, Class VI	33.0
GMO International Opportunistic Value Fund, Class IV	18.6
GMO-Usonian Japan Value Creation Fund, Class VI	6.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO MAC Implementation Fund

Core Class (GMIHX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO MAC Implementation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$0	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$21,406,005
Number of Portfolio Holdings	21
Portfolio Turnover Rate	274%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	121.3
Swap Contracts	11.7
Short-Term Investments	0.2
Purchased Options	0.2
Forward Currency Contracts	0.0
Written Options	(0.1)
Futures Contracts	(1.4)
Other	(31.9)

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
U.S. Treasury Floating Rate Notes, 3.97%, due 07/31/27	35.6
U.S. Treasury Floating Rate Notes, 3.86%, due 07/31/28	16.9
Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/56	16.4
U.S. Treasury Floating Rate Notes, 3.91%, due 04/30/28	14.6
U.S. Treasury Floating Rate Notes, 4.00%, due 10/31/27	10.2
Uniform Mortgage-Backed Security, TBA, 2.50%, due 09/01/56	6.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Asset Credit Fund

Class I (GMIQX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16Footnote Reference1	0.31%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$206,191,324
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 15%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	84.6
GMO Implementation FundsFootnote Reference*	15.2
Short-Term Investments	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Opportunistic Income Fund, Class VI	45.3
GMO High Yield Fund, Class VI	12.6
GMO Emerging Country Debt Fund, Class VI	12.4
GMO MAC Implementation Fund	10.4
GMO Systematic Investment Grade Credit ETF	7.5
GMO Ultra-Short Income ETF	7.0
GMO U.S. Treasury Fund, Class VI	4.8
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Asset Credit Fund

Class IV (GMCHX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$7Footnote Reference1	0.13%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$206,191,324
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 15%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	84.6
GMO Implementation FundsFootnote Reference*	15.2
Short-Term Investments	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Opportunistic Income Fund, Class VI	45.3
GMO High Yield Fund, Class VI	12.6
GMO Emerging Country Debt Fund, Class VI	12.4
GMO MAC Implementation Fund	10.4
GMO Systematic Investment Grade Credit ETF	7.5
GMO Ultra-Short Income ETF	7.0
GMO U.S. Treasury Fund, Class VI	4.8
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Asset Credit Fund

Class R6 (GMRQX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12Footnote Reference1	0.23%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$206,191,324
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 15%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	84.6
GMO Implementation FundsFootnote Reference*	15.2
Short-Term Investments	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Opportunistic Income Fund, Class VI	45.3
GMO High Yield Fund, Class VI	12.6
GMO Emerging Country Debt Fund, Class VI	12.4
GMO MAC Implementation Fund	10.4
GMO Systematic Investment Grade Credit ETF	7.5
GMO Ultra-Short Income ETF	7.0
GMO U.S. Treasury Fund, Class VI	4.8
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Strategic Opportunities Allocation Fund

Class III (GBATX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Strategic Opportunities Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$2Footnote Reference1	0.03%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$74,995,554
Number of Portfolio Holdings	20
Portfolio Turnover Rate	11%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	42.0
GMO U.S. Equity Funds	24.3
GMO Alternative Funds	18.8
GMO Implementation FundsFootnote Reference*	12.8
GMO Fixed Income Funds	1.1
Short-Term Investments	0.8
Debt Obligations	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten HoldingsFootnote Reference**

% of Investments

Table Summary
GMO Alternative Allocation Fund, Class VI	18.9
GMO International Equity Fund, Class IV	13.8
GMO U.S. Opportunistic Value Fund, Class VI	9.5
GMO Asset Allocation Bond Fund, Class VI	9.1
GMO International Opportunistic Value Fund, Class IV	8.7
GMO Emerging Markets Fund, Class VI	8.4
GMO U.S. Equity Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.8
GMO U.S. Treasury Fund, Class VI	3.8
GMO Quality Fund, Class VI	3.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Shares Fund

Class I (GMAJX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Country Debt Shares Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7Footnote Reference1	0.14%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$40,059,876
Number of Portfolio Holdings	2
Portfolio Turnover Rate	58%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	99.9
Short-Term Investments	0.1

Top Ten HoldingsFootnote Reference*

% of Investments

Table Summary
GMO Emerging Country Debt Fund, Class III	100.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Debt Total Return Fund

Class IV (GMVFX)

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder report contains important information about GMO Emerging Markets Debt Total Return Fund for the period of July 15, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class IV	$9	0.66%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period July 15, 2026 (commencement of operations) through August 31, 2026. The costs would have been higher had the Class operated the full six-month period.
Footnote[1]	Annualized.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.01%.

Key Fund Statistics

Table Summary
Total Net Assets	$101,100,572
Number of Portfolio Holdings	134
Portfolio Turnover Rate	59%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	96.9
Short-Term Investments	9.4
Forward Currency Contracts	0.3
Bond Forward Contracts	(0.0)
Swap Contracts	(0.2)
Reverse Repurchase Agreements	(2.7)
Securities Sold Short	(3.1)
Other	(0.6)

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	45.8
SupraNational	6.0
Ecuador	4.4
Peru	4.4
Mongolia	4.0
Mexico	3.8
Angola	3.2
Other (each between (3)% and 3%)	28.4
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Investments.

(a)	The Schedule of Investments for each series of the registrant is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

GMO Trust

Semi-Annual Financial Statements and Other Information

August 31, 2026

Climate Change Fund

Emerging Markets ex-China Fund

Emerging Markets Fund

International Equity Fund

International Opportunistic Value Fund

Japan Value Creation Fund

Quality Fund

Resource Transition Fund

Resources Fund

Small Cap Quality Fund

U.S. Equity Fund

U.S. Opportunistic Value Fund

U.S. Small Cap Value Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

TABLE OF CONTENTS

Climate Change Fund
Schedule of Investments	1

Emerging Markets ex-China Fund
Schedule of Investments	4

Emerging Markets Fund
Schedule of Investments	8

International Equity Fund
Schedule of Investments	13

International Opportunistic Value Fund
Schedule of Investments	17

Japan Value Creation Fund
Schedule of Investments	20

Quality Fund
Schedule of Investments	22

Resource Transition Fund
Schedule of Investments	24

Resources Fund
Schedule of Investments	26

Small Cap Quality Fund
Schedule of Investments	30

U.S. Equity Fund
Schedule of Investments	32

U.S. Opportunistic Value Fund
Schedule of Investments	36

U.S. Small Cap Value Fund
Schedule of Investments	39

Portfolio, Counterparty and Currency Abbreviations	43

Fund Financial Statements:
Statements of Assets and Liabilities	44
Statements of Operations	50
Statements of Changes in Net Assets	53

Financial Highlights	60

Notes to Financial Statements	104

Board Review of Investment Management Agreements	140

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.8%

	Australia — 1.1%
320,055	Clean TeQ Water Ltd. * (a)	171,875
407,488	IGO Ltd.*	2,531,679
440,425	Paladin Energy Ltd. *	3,648,956

	Total Australia	6,352,510

	Brazil — 2.8%
2,769,880	Klabin SA	10,103,296
711,631	Suzano SA	6,221,475

	Total Brazil	16,324,771

	Canada — 4.5%
476,293	Anaergia, Inc. * (a)	907,258
294,183	Capstone Copper Corp. *	3,413,155
104,905	First Quantum Minerals Ltd. *	3,489,390
1,925,700	Greenlane Renewables, Inc. *	277,889
284,449	Ivanhoe Mines Ltd. – Class A*(a)	2,485,427
1,008,392	Largo, Inc. * (a)	734,858
1,256,913	NexGen Energy Ltd. * (a)	13,149,997
120,096	Northland Power, Inc. (a)	1,797,172

	Total Canada	26,255,146

	China — 5.3%
484,886	BYD Co. Ltd. – Class H	5,352,095
2,761,160	CECEP Solar Energy Co. Ltd. – Class A	1,756,681
786,566	CMOC Group Ltd. – Class H	1,675,926
314,500	Contemporary Amperex Technology Co. Ltd. – Class A	16,995,152
2,184,848	Goldwind Science & Technology Co. Ltd. – Class H (a)	2,648,511
200	Xuji Electric Co. Ltd. – Class A	642
431,976	Yutong Bus Co. Ltd. – Class A	1,914,571

	Total China	30,343,578

	Denmark — 3.4%
58,018	Rockwool AS – B Shares	1,859,350
539,727	Vestas Wind Systems AS	17,897,727

	Total Denmark	19,757,077

	Finland — 1.7%
150,925	Kemira OYJ	3,077,900
176,288	Neste OYJ	6,584,740

	Total Finland	9,662,640

	France — 7.4%
103,218	Alstom SA*	1,960,956
51,162	Nexans SA	8,287,217
40,489	Schneider Electric SE	13,858,592
583,013	Valeo SE	9,737,791
229,668	Veolia Environnement SA	8,681,785

	Total France	42,526,341

Shares	Description	Value ($)

	Germany — 2.1%
97,936	E.ON SE	2,022,334
49,111	Knorr-Bremse AG	6,004,829
11,482	Siemens AG (Registered)	3,806,378

	Total Germany	11,833,541

	Italy — 1.0%
183,305	Enel SpA	2,004,506
67,596	ERG SpA	1,746,290
183,435	Terna - Rete Elettrica Nazionale	2,074,519

	Total Italy	5,825,315

	Japan — 2.5%
42,481	Daikin Industries Ltd.	5,471,603
105,006	GS Yuasa Corp.	3,487,765
132,309	Kansai Electric Power Co., Inc.	2,320,928
100,039	Yokogawa Electric Corp.	3,180,558

	Total Japan	14,460,854

	Kazakhstan — 0.6%
46,577	NAC Kazatomprom JSC GDR	3,397,974

	Mexico — 0.5%
2,160,597	Orbia Advance Corp. SAB de CV *	2,702,581

	Netherlands — 0.3%
34,000	Arcadis NV	1,762,080

	Norway — 2.7%
443,834	Austevoll Seafood ASA	4,210,062
141,998	Bakkafrost P	6,915,898
283,337	Cadeler AS *	1,775,214
121,613	Mowi ASA	2,671,181

	Total Norway	15,572,355

	Portugal — 0.3%
348,696	EDP SA	1,893,563

	Russia — 0.0%
7,221,500	GMK Norilskiy Nickel PAO * (b) (c)	—
120,856	PhosAgro PJSC * (b) (c)	—
2,335	PhosAgro PJSC GDR * (b) (c)	—

	Total Russia	—

	South Korea — 7.3%
4,636	HD Hyundai Electric Co. Ltd.	2,629,937
134,874	LG Chem Ltd.	27,500,972
28,573	Samsung SDI Co. Ltd. *	11,992,084

	Total South Korea	42,122,993

	Spain — 1.3%
5,997	Acciona SA	1,455,619
41,021	Endesa SA	2,002,854

1	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
78,277	Iberdrola SA	1,822,428
113,085	Redeia Corp. SA	2,004,349

	Total Spain	7,285,250

	Switzerland — 2.7%
142,262	Landis & Gyr Group AG	8,175,238
32,421	Sika AG	7,690,114

	Total Switzerland	15,865,352

	Thailand — 0.3%
20,257,711	Energy Absolute PCL NVDR *	1,756,746

	Ukraine — 0.2%
219,994	Kernel Holding SA *	1,142,701

	United Kingdom — 1.6%
89,869	Anglo American PLC	5,094,714
460,000	Lifezone Metals Ltd. *	2,129,800
139,643	National Grid PLC	2,203,006

	Total United Kingdom	9,427,520

	United States — 45.2%
63,755	Advanced Drainage Systems, Inc.	8,653,466
166,973	Aemetis, Inc. * (a)	312,239
54,398	AGCO Corp.	6,435,827
144,772	Albemarle Corp.	19,539,877
68,921	Alcoa Corp.	3,442,604
526,763	Ameresco, Inc. – Class A*	11,651,998
3,461,246	Array Technologies, Inc. * (a)	15,298,707
46,232	BorgWarner, Inc.	2,966,245
152,552	Carrier Global Corp.	8,881,577
3,259,274	Clean Energy Fuels Corp. *	5,182,246
484,876	CNH Industrial NV	5,736,083
20,500	Consolidated Edison, Inc.	2,193,910
64,901	Corteva, Inc.	5,492,572
401,296	Darling Ingredients, Inc. *	26,593,886
9,276	Deere & Co.	6,074,945
28,426	Edison International	1,534,435
26,830	EnerSys	4,932,964
29,000	Eversource Energy	2,034,060
46,048	Exelon Corp.	2,013,219
17,041	Fervo Energy Co. – Class A*	262,091
47,324	First Solar, Inc. *	9,554,716
45,993	Freeport-McMoRan, Inc.	3,483,510
659,372	Gevo, Inc. *	1,094,557
877,298	Green Plains, Inc. *	12,676,956
170,221	Itron, Inc. *	16,513,139
6,080	MYR Group, Inc. *	1,771,834
108,453	Nextpower, Inc. – Class A*	8,896,400
45,882	Ormat Technologies, Inc.	4,679,964
20,790	Owens Corning	2,872,138
11,215	Pentair PLC	678,059
64,100	Primoris Services Corp.	4,622,251

Shares	Description	Value ($)

	United States — continued
1,416	Rayonier, Inc. – (REIT)	29,028
134,500	Sensata Technologies Holding PLC	5,518,535
341,946	SolarEdge Technologies, Inc. *	11,010,661
2,419,418	Sunrun, Inc. *	20,734,412
32,216	TE Connectivity PLC	6,612,334
13,824	Trane Technologies PLC	6,143,386
4,382	Valmont Industries, Inc.	2,058,050
126,292	Weyerhaeuser Co. – (REIT)	2,951,444

	Total United States	261,134,325

	TOTAL COMMON STOCKS (COST $624,690,153)	547,405,213

	PREFERRED STOCKS (d) — 3.1%

	Chile — 3.1%
227,674	Sociedad Quimica y Minera de Chile SA Sponsored ADR	17,988,523

	TOTAL PREFERRED STOCKS (COST $10,665,066)	17,988,523

	INVESTMENT FUNDS — 2.0%

	United States — 2.0%
2,301,029	GMO U.S. Treasury Fund, Class VI (e)	11,505,145

	TOTAL INVESTMENT FUNDS (COST $11,508,108)	11,505,145

	RIGHTS/WARRANTS — 0.0%

	France — 0.0%
114,522	Waga Energy SA Conditional Price Supplement Right * (b)	166,279
114,522	Waga Energy SA Price Adjustment Right * (b)	—

	Total France	166,279

	TOTAL RIGHTS/WARRANTS (COST $0)	166,279

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
294,192	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (f)	294,192

	TOTAL SHORT-TERM INVESTMENTS (COST $294,192)	294,192

	TOTAL INVESTMENTS — 99.9% (Cost $647,157,519)	577,359,352
	Other Assets and Liabilities (net) — 0.1%	344,551

	TOTAL NET ASSETS — 100.0%	$577,703,903

See accompanying notes to the financial statements.	2

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026

GMK Norilskiy Nickel PAO	04/11/18	$21,636,323	0.0%	$—
PhosAgro PJSC	08/09/19	5,614,147	0.0%	—
PhosAgro PJSC GDR	08/09/19	36,037	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	Affiliated company (Note 10).

(f)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

3	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.6%

	Brazil — 1.5%
78,600	Ambev SA ADR	225,582
86,100	Ambev SA	249,748
800	Banco Bradesco SA	2,342
36,200	Guararapes Confeccoes SA	49,114
25,839	Pagseguro Digital Ltd. – Class A	233,068
7,600	Ultrapar Participacoes SA	51,072
76,600	Vibra Energia SA	508,838

	Total Brazil	1,319,764

	Czech Republic — 0.2%
198	Philip Morris CR AS	181,872

	Egypt — 0.1%
6,655	Orascom Construction PLC *	112,532

	Greece — 0.3%
300	Danaos Corp.	45,444
3,619	Motor Oil Hellas Corinth Refineries SA	253,250

	Total Greece	298,694

	Hungary — 2.5%
43,630	MOL Hungarian Oil & Gas PLC *	701,559
3,398	OTP Bank Nyrt	488,743
23,188	Richter Gedeon Nyrt	966,602

	Total Hungary	2,156,904

	India — 6.6%
3,115	Akums Drugs & Pharmaceuticals Ltd.	25,382
27,130	Angel One Ltd.	81,631
107,922	Ashapura Minechem Ltd.	639,073
5,297	Bajaj Consumer Care Ltd. *	26,395
64,221	Bharat Petroleum Corp. Ltd.	218,282
78,754	Brightcom Group Ltd. *	7,514
20,026	Chennai Petroleum Corp. Ltd.	287,067
5,939	Cipla Ltd.	87,806
8,600	Dr. Reddy’s Laboratories Ltd. ADR	104,318
6,419	Granules India Ltd.	55,795
146,182	Hindalco Industries Ltd.	1,558,274
227,980	Indian Oil Corp. Ltd.	332,813
19,762	Karnataka Bank Ltd.	69,694
1,459	KRBL Ltd.	6,462
19,760	National Aluminium Co. Ltd.	79,157
744,632	NMDC Ltd.	688,871
449,939	Oil & Natural Gas Corp. Ltd.	1,095,206
552	Pokarna Ltd.	4,942
19,447	Shriram Finance Ltd.	226,308
14,318	Siyaram Silk Mills Ltd.	84,167
2,315	Tamilnad Mercantile Bank Ltd.	22,577
627	Vadilal Industries Ltd.	50,648

	Total India	5,752,382

Shares	Description	Value ($)

	Kuwait — 1.9%
974,560	A’ayan Leasing & Investment Co. KSCP	892,290
20,843	Combined Group Contracting Co. SAK	61,434
22,878	Mobile Telecommunications Co. KSCP	44,775
400,081	Noor Financial Investment Co. KSC	647,195

	Total Kuwait	1,645,694

	Mexico — 0.1%
7,329	El Puerto de Liverpool SAB de CV – Class C1 (a)	43,677

	Peru — 0.9%
2,047	Credicorp Ltd.	749,980

	Poland — 1.1%
22,671	ORLEN SA	937,412

	Russia — 0.0%
131,280	Evraz PLC * (b) (c)	—
236,860,000	Federal Grid Co-Rosseti PJSC * (b) (c)	—
897,812	Gazprom PJSC * (b) (c)	—
783,200	GMK Norilskiy Nickel PAO * (b) (c)	—
6,151,400	Inter RAO UES PJSC * (b) (c)	—
93,370	Novatek PJSC * (b) (c)	—
1,403,510	Novolipetsk Steel PJSC * (b) (c)	—
4,917	PhosAgro PJSC * (b) (c)	—
95	PhosAgro PJSC GDR * (b) (c)	—
1	Polyus PJSC GDR * (b) (c)	—
140,607	Severstal PAO GDR (Registered) * (b) (c)	—
657,084	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	Saudi Arabia — 2.9%
19,400	Banque Saudi Fransi	112,079
633	East Pipes Integrated Co. for Industry	33,255
55,148	Riyad Bank	305,578
1,592	SABIC Agri-Nutrients Co.	55,384
27,723	Saudi Awwal Bank	251,320
126,750	Saudi National Bank	1,451,458
9,545	Saudi Telecom Co.	113,342
27,367	Savola Group	189,853

	Total Saudi Arabia	2,512,269

	South Africa — 0.6%
35,663	Ninety One Ltd.	98,238
541,528	Old Mutual Ltd.	437,788

	Total South Africa	536,026

	South Korea — 28.4%
1,748	Global Standard Technology Co. Ltd.	55,974
17,294	GS Holdings Corp.	1,602,050
7,835	Hana Financial Group, Inc.	778,443
11,336	Hyundai Glovis Co. Ltd.	1,711,186
3,482	Hyundai Mobis Co. Ltd.	1,149,318

See accompanying notes to the financial statements.	4

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
2,543	KB Financial Group, Inc.	319,004
28,625	Kia Corp.	2,730,493
3,430	KT&G Corp.	445,981
17,845	LG Electronics, Inc.	2,802,828
1,644	ROKIT Healthcare, Inc. *	32,748
35,771	Samsung E&A Co. Ltd.	1,226,211
34,112	Samsung Electronics Co. Ltd.	6,439,761
13,103	Shinhan Financial Group Co. Ltd.	1,043,253
3,104	SK Hynix, Inc.	3,756,733
27,466	Woori Financial Group, Inc.	673,191
55	Youngone Corp.	2,900

	Total South Korea	24,770,074

	Taiwan — 36.0%
286,000	AcBel Polytech, Inc.	404,517
46,000	Asustek Computer, Inc.	1,448,090
157,000	Cathay Financial Holding Co. Ltd.	547,201
12,000	Central Reinsurance Co. Ltd.	17,502
21,000	Ennoconn Corp.	257,982
340,600	Evergreen Marine Corp. Taiwan Ltd.	2,507,841
34,000	Fubon Financial Holding Co. Ltd.	154,357
20,000	Genius Electronic Optical Co. Ltd.	633,682
90,000	Greatek Electronics, Inc.	327,508
187,000	Hannstar Board Corp.	436,100
290,000	Hon Hai Precision Industry Co. Ltd.	2,284,269
470,000	KGI Financial Holding Co. Ltd.	501,728
23,000	Kung Long Batteries Industrial Co. Ltd.	85,917
4,000	Largan Precision Co. Ltd.	963,111
1,528	Nantex Industry Co. Ltd.	1,471
95,000	Pegatron Corp.	272,699
558,000	Pou Chen Corp.	436,985
83,000	Powertech Technology, Inc.	724,356
17,000	Realtek Semiconductor Corp.	386,614
34,000	Sitronix Technology Corp.	309,732
283	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	117,535
191,000	Taiwan Semiconductor Manufacturing Co. Ltd.	14,353,997
13,000	TCI Co. Ltd.	51,619
31,000	Tripod Technology Corp.	484,969
252,000	United Microelectronics Corp.	1,025,148
19,000	Wistron Corp.	106,606
446,000	WPG Holdings Ltd.	1,399,832
111,000	Yang Ming Marine Transport Corp.	208,256
423,280	Yuanta Financial Holding Co. Ltd.	872,625
63,000	YungShin Global Holding Corp.	110,773

	Total Taiwan	31,433,022

	Thailand — 8.4%
443,200	3BB Internet Infrastructure Fund – Class F, (REIT)	85,489
145,700	AP Thailand PCL NVDR	36,014
33,000	Bangkok Life Assurance PCL NVDR	24,192
126,100	Bank of Ayudhya PCL NVDR	153,904

Shares	Description	Value ($)

	Thailand — continued
553,000	Digital Telecommunications Infrastructure Fund – Class F	170,076
290,500	Kasikornbank PCL NVDR	2,171,905
1,787,600	Krung Thai Bank PCL NVDR	2,329,549
159,800	Mega Lifesciences PCL NVDR	173,511
351,600	PTT Exploration & Production PCL NVDR	1,574,767
138,900	PTT PCL NVDR	170,617
338,200	Regional Container Lines PCL NVDR	448,666
103,200	Sri Trang Gloves Thailand PCL NVDR	34,507
1,100	Thai Oil PCL NVDR	2,121

	Total Thailand	7,375,318

	Turkey — 1.8%
12,007	Coca-Cola Icecek AS	18,715
35,315	Migros Ticaret AS	390,061
184,219	Turk Hava Yollari AO	1,151,283

	Total Turkey	1,560,059

	United Arab Emirates — 0.6%
63,973	Emirates NBD Bank PJSC	522,772

	United Kingdom — 0.7%
14,200	Global Ship Lease, Inc. – Class A	632,610

	Vietnam — 2.0%
214,347	An Binh CJSB *	142,227
8,100	Binh Minh Plastics JSC	44,967
44,310	IDICO Corp. JSC	55,166
95,300	PetroVietNam Ca Mau Fertilizer JSC	112,628
7,700	PetroVietnam Gas JSC *	24,890
31,700	PetroVietnam Oil Corp. *	16,535
6,850	Phu Nhuan Jewelry JSC	11,026
39,700	Quang Ngai Sugar JSC	72,023
61,120	Saigon - Hanoi Commercial Joint Stock Bank*	28,543
112,800	Saigon Beer Alcohol Beverage Corp.	197,120
448,500	Vietnam Dairy Products JSC	1,069,842

	Total Vietnam	1,774,967

	TOTAL COMMON STOCKS (COST $89,989,575)	84,316,028

	PREFERRED STOCKS (d) — 2.6%

	Brazil — 2.0%
18,000	Banco Bradesco SA ADR	59,040
53,900	Bradespar SA	228,850
218,466	Cia Energetica de Minas Gerais	451,137
16,500	Petroleo Brasileiro SA - Petrobras	143,361
46,266	Petroleo Brasileiro SA - Petrobras Sponsored ADR	805,028

	Total Brazil	1,687,416

5	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	India — 0.0%
57,272	Siyaram Silk Mills Ltd., Series I* (e)	—
42,954	Siyaram Silk Mills Ltd., Series II* (e)	—

	Total India	—

	South Korea — 0.6%
3,881	Samsung Electronics Co. Ltd.	525,592

	TOTAL PREFERRED STOCKS (COST $2,063,608)	2,213,008

	INVESTMENT FUNDS — 0.7%

	United States — 0.7%
122,309	GMO U.S. Treasury Fund, Class VI (f)	611,548

	TOTAL INVESTMENT FUNDS (COST $611,548)	611,548

	RIGHTS/WARRANTS — 0.0%

	Brazil — 0.0%
45	Banco Bradesco SA *	—

	Total Brazil	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
106,406	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (g)	106,406

	TOTAL SHORT-TERM INVESTMENTS (COST $106,406)	106,406

	TOTAL INVESTMENTS — 100.0% (Cost $92,771,137)	87,246,990
	Other Assets and Liabilities (net) — 0.0%	38,478

	TOTAL NET ASSETS — 100.0%	$87,285,468

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026

Evraz PLC	10/18/21	$1,123,522	0.0%	$—
Federal Grid Co-Rosseti PJSC	10/18/21	599,930	0.0%	—
Gazprom PJSC	10/18/21	4,325,759	0.0%	—
GMK Norilskiy Nickel PAO	10/18/21	2,530,663	0.0%	—
Inter RAO UES PJSC	10/18/21	435,323	0.0%	—

See accompanying notes to the financial statements.	6

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026
Novatek PJSC	10/18/21	$2,410,423	0.0%	$—
Novolipetsk Steel PJSC	10/18/21	4,328,348	0.0%	—
PhosAgro PJSC	10/18/21	383,565	0.0%	—
PhosAgro PJSC GDR	10/18/21	2,465	0.0%	—
Polyus PJSC GDR	12/14/22	4	0.0%	—
Severstal PAO GDR (Registered)	10/18/21	3,190,235	0.0%	—
Tatneft PJSC	10/18/21	4,839,124	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	Investment valued using significant unobservable inputs (Note 2).

(f)	Affiliated company (Note 10).

(g)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

7	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.4%

	Brazil — 1.6%
631,800	Ambev SA ADR	1,813,266
677,000	Ambev SA	1,963,758
127,700	Pagseguro Digital Ltd. – Class A	1,151,854
95,400	Ultrapar Participacoes SA	641,088
566,399	Vibra Energia SA	3,762,475

	Total Brazil	9,332,441

	China — 16.7%
3,264,000	361 Degrees International Ltd.	1,874,515
16,000	Alibaba Group Holding Ltd.	228,716
2,606,000	Bosideng International Holdings Ltd.	1,417,586
9,459,878	China Communications Services Corp. Ltd. – Class H	4,659,473
90,000	China Foods Ltd.	44,079
3,109,000	China Lesso Group Holdings Ltd.	1,433,308
2,567,000	China Resources Pharmaceutical Group Ltd.	1,463,222
229,000	China Shineway Pharmaceutical Group Ltd.	241,901
3,921,000	China Taiping Insurance Holdings Co. Ltd.	10,555,044
112,000	Chongqing Machinery & Electric Co. Ltd. – Class H	26,788
2,989,000	Consun Pharmaceutical Group Ltd.	5,158,925
6,196,000	CSPC Pharmaceutical Group Ltd.	7,281,164
306,000	ENN Energy Holdings Ltd.	1,935,925
10,248,000	Hua Han Health Industry Holdings Ltd. * (a)	20
95,600	JD.com, Inc. ADR	2,699,744
4,032,000	Kunlun Energy Co. Ltd.	3,980,342
2,947,000	Legend Holdings Corp. – Class H	6,826,542
2,838,000	Lenovo Group Ltd.	10,873,235
1,701,000	Lonking Holdings Ltd.	764,922
557,000	Orient Overseas International Ltd. (b)	11,141,828
2,277,500	Sinopec Engineering Group Co. Ltd. – Class H	1,476,555
1,054,000	Sinopharm Group Co. Ltd. – Class H	2,076,841
1,768,000	Sinotruk Hong Kong Ltd.	9,051,498
1,404,000	Skyworth Group Ltd. *	756,898
156,000	TCL Electronics Holdings Ltd.	332,127
65,400	Tencent Holdings Ltd.	3,756,260
378,715	Vipshop Holdings Ltd. ADR	4,961,167

	Total China	95,018,625

	Colombia — 0.0%
23,090	Almacenes Exito SA	35,735

	Greece — 0.5%
4,400	Danaos Corp.	666,512
34,035	Eurobank SA	180,535
14,250	Motor Oil Hellas Corinth Refineries SA	997,184
58,534	National Bank of Greece SA	1,143,961

	Total Greece	2,988,192

Shares	Description	Value ($)

	Hungary — 1.6%
124,081	MOL Hungarian Oil & Gas PLC *	1,995,189
32,337	OTP Bank Nyrt	4,651,117
57,007	Richter Gedeon Nyrt	2,376,361

	Total Hungary	9,022,667

	India — 4.0%
7,607	Akums Drugs & Pharmaceuticals Ltd.	61,984
47,911	Angel One Ltd.	144,158
181,054	Ashapura Minechem Ltd.	1,072,133
12,340	Bajaj Consumer Care Ltd. *	61,490
452,981	Bharat Petroleum Corp. Ltd.	1,539,644
80,252	Chennai Petroleum Corp. Ltd.	1,150,390
71,796	Cipla Ltd.	1,061,485
30,500	Dr. Reddy’s Laboratories Ltd. ADR	369,965
1,082	Great Eastern Shipping Co. Ltd.	14,775
697,564	Hindalco Industries Ltd.	7,435,909
560,608	Indian Oil Corp. Ltd.	818,394
58,023	Karnataka Bank Ltd.	204,627
10,632	Lupin Ltd.	244,259
209,262	National Aluminium Co. Ltd.	838,286
3,051,984	NMDC Ltd.	2,823,439
1,858,309	Oil & Natural Gas Corp. Ltd.	4,523,349
8,932	Shriram Finance Ltd.	103,943
27,598	Siyaram Silk Mills Ltd.	162,232
5,244	Tamilnad Mercantile Bank Ltd.	51,143
108,046	Wipro Ltd.	209,115

	Total India	22,890,720

	Kuwait — 1.1%
3,682,513	A’ayan Leasing & Investment Co. KSCP	3,371,645
78,804	Mobile Telecommunications Co. KSCP	154,231
38,922	National Mobile Telecommunications Co. KSCC	221,054
1,679,798	Noor Financial Investment Co. KSC	2,717,342

	Total Kuwait	6,464,272

	Peru — 0.8%
12,800	Credicorp Ltd.	4,689,664

	Philippines — 0.1%
9,470	GT Capital Holdings, Inc.	72,313
1,728,700	LT Group, Inc.	421,789

	Total Philippines	494,102

	Poland — 1.0%
134,691	ORLEN SA	5,569,272

	Russia — 0.0%
39,977	Evraz PLC * (a) (c)	—
1,432,600,000	Federal Grid Co-Rosseti PJSC * (a) (c)	—
1,250,860	Gazprom PJSC * (a) (c)	—
3,721,200	GMK Norilskiy Nickel PAO * (a) (c)	—
78,536,400	Inter RAO UES PJSC * (a) (c)	—

See accompanying notes to the financial statements.	8

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
239,440	LSR Group PJSC * (a) (c)	—
3	LSR Group PJSC GDR * (a) (c)	—
10,015,560	Novolipetsk Steel PJSC * (a) (c)	—
11,924	PhosAgro PJSC * (a) (c)	—
230	PhosAgro PJSC GDR * (a) (c)	—
706,464	Severstal PAO GDR (Registered) * (a) (c)	—
68,353	SFI PJSC * (a) (c)	—
2,860,038	Tatneft PJSC * (a) (c)	—
8,118,000	Unipro PAO * (a) (c)	—
556,430	United Co. RUSAL International PJSC * (a) (c)	—

	Total Russia	—

	Saudi Arabia — 3.3%
103,921	Banque Saudi Fransi	600,381
503,874	Riyad Bank	2,791,988
34,569	SABIC Agri-Nutrients Co.	1,202,607
292,080	Saudi Awwal Bank	2,647,825
746,412	Saudi National Bank	8,547,420
161,452	Saudi Telecom Co.	1,917,162
164,870	Savola Group	1,143,753

	Total Saudi Arabia	18,851,136

	South Africa — 0.4%
2,913,063	Old Mutual Ltd.	2,355,008

	South Korea — 22.9%
76,390	GS Holdings Corp.	7,076,477
60,923	Hana Financial Group, Inc.	6,052,980
37,369	Hyundai Glovis Co. Ltd.	5,640,906
21,582	Hyundai Mobis Co. Ltd.	7,123,661
30,367	KB Financial Group, Inc.	3,809,353
174,274	Kia Corp.	16,623,719
26,823	KT&G Corp.	3,487,622
113,613	LG Electronics, Inc.	17,844,645
10,150	ROKIT Healthcare, Inc. *	202,186
140,204	Samsung E&A Co. Ltd.	4,806,120
156,199	Samsung Electronics Co. Ltd.	29,487,696
83,390	Shinhan Financial Group Co. Ltd.	6,639,460
13,955	SK Hynix, Inc.	16,889,563
190,851	Woori Financial Group, Inc.	4,677,751

	Total South Korea	130,362,139

	Sri Lanka — 0.1%
103,983,101	Anilana Hotels & Properties Ltd. * (d) (e)	285,102

	Taiwan — 26.8%
1,944,000	AcBel Polytech, Inc.	2,749,582
2,000	Advantech Co. Ltd.	42,625
220,000	Asustek Computer, Inc.	6,925,647
927,000	Cathay Financial Holding Co. Ltd.	3,230,924
95,000	Central Reinsurance Co. Ltd.	138,555
693,000	CTBC Financial Holding Co. Ltd.	1,413,710

Shares	Description	Value ($)

	Taiwan — continued
72,000	Ennoconn Corp.	884,511
2,001,200	Evergreen Marine Corp. Taiwan Ltd.	14,734,852
47,000	Genius Electronic Optical Co. Ltd.	1,489,152
463,000	Greatek Electronics, Inc.	1,684,847
198,000	Hannstar Board Corp.	461,753
963,000	Hon Hai Precision Industry Co. Ltd.	7,585,348
2,632,000	KGI Financial Holding Co. Ltd.	2,809,677
3,000	Largan Precision Co. Ltd.	722,333
1,000	Nova Technology Corp.	8,781
88,000	Pegatron Corp.	252,606
889,000	Pou Chen Corp.	696,200
314,000	Powertech Technology, Inc.	2,740,336
255,000	Realtek Semiconductor Corp.	5,799,216
90,000	Sitronix Technology Corp.	819,879
1,073,000	Taiwan Semiconductor Manufacturing Co. Ltd.	80,637,897
144,000	Tung Ho Steel Enterprise Corp.	366,820
901,000	United Microelectronics Corp.	3,665,310
1,528,000	WPG Holdings Ltd.	4,795,838
908,000	Yang Ming Marine Transport Corp.	1,703,568
2,914,080	Yuanta Financial Holding Co. Ltd.	6,007,604
34,000	YungShin Global Holding Corp.	59,782

	Total Taiwan	152,427,353

	Thailand — 8.3%
1,398,000	3BB Internet Infrastructure Fund – Class F, (REIT)	269,662
367,900	Bank of Ayudhya PCL NVDR	449,019
1,216,800	Digital Telecommunications Infrastructure Fund – Class F	374,230
1,673,800	Kasikornbank PCL (Foreign Registered)	12,514,060
10,222,900	Krung Thai Bank PCL (Foreign Registered)	13,322,187
911,700	Mega Lifesciences PCL (Foreign Registered)	989,926
2,440,200	PTT Exploration & Production PCL	10,929,315
4,292,600	PTT PCL (Foreign Registered)	5,272,781
1,339,600	Regional Container Lines PCL	1,777,151
182,900	Sri Trang Gloves Thailand PCL (Foreign Registered)	61,156
558,900	Thai Oil PCL (Foreign Registered)	1,077,800
151,100	Thai Vegetable Oil PCL	127,564
93,900	TOA Paint Thailand PCL	43,822

	Total Thailand	47,208,673

	Turkey — 2.2%
126,302	Anadolu Efes Biracilik Ve Malt Sanayii AS	46,651
37,844	Aygaz AS	262,734
167,972	BIM Birlesik Magazalar AS	1,410,674
133,801	Coca-Cola Icecek AS	208,551
433,100	Migros Ticaret AS	4,783,675
954,215	Turk Hava Yollari AO	5,963,400

	Total Turkey	12,675,685

9	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — 0.5%
333,630	Emirates NBD Bank PJSC	2,726,342
28,416	First Abu Dhabi Bank PJSC	152,705

	Total United Arab Emirates	2,879,047

	United Kingdom — 0.5%
57,479	Global Ship Lease, Inc. – Class A	2,560,689

	Vietnam — 2.0%
1,380,236	An Binh CJSB *	915,834
11,700	Binh Minh Plastics JSC	64,953
54,100	FPT Corp.	151,501
56,030	IDICO Corp. JSC	69,757
333,900	PetroVietNam Ca Mau Fertilizer JSC	394,611
231,800	PetroVietnam Oil Corp. *	120,912
186,900	Phu Nhuan Jewelry JSC	300,855
377,500	Quang Ngai Sugar JSC	684,850
378,920	Saigon - Hanoi Commercial Joint Stock Bank*	176,953
791,100	Saigon Beer Alcohol Beverage Corp.	1,382,461
2,962,400	Vietnam Dairy Products JSC	7,066,445
145,400	Vietnam Engine & Agricultural Machinery Corp.	196,302
78,000	Vietnam Prosperity JSC Bank	82,913

	Total Vietnam	11,608,347

	TOTAL COMMON STOCKS (COST $532,198,184)	537,718,869

	PREFERRED STOCKS (f) — 4.2%

	Brazil — 2.7%
1,442,000	Banco Bradesco SA ADR	4,729,760
1,481,680	Cia Energetica de Minas Gerais	3,059,698
243,700	Gerdau SA	1,116,546
239,050	Gerdau SA Sponsored ADR	1,102,020
312,075	Petroleo Brasileiro SA – Petrobras
	Sponsored ADR	5,430,105

	Total Brazil	15,438,129

	India — 0.0%
110,392	Siyaram Silk Mills Ltd., Series I* (d)	—
82,794	Siyaram Silk Mills Ltd., Series II* (d)	—

	Total India	—

	Russia — 0.0%
194,570	Nizhnekamskneftekhim PJSC* (a) (c)	—

	South Korea — 1.5%
64,398	Samsung Electronics Co. Ltd.	8,721,227

	TOTAL PREFERRED STOCKS (COST $19,848,195)	24,159,356

Shares	Description	Value ($)

	INVESTMENT FUNDS — 0.7%

	United States — 0.7%
768,278	GMO U.S. Treasury Fund, Class VI (e)	3,841,388

	TOTAL INVESTMENT FUNDS (COST $3,841,388)	3,841,388

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
161,562	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (g)	161,562

	TOTAL SHORT-TERM INVESTMENTS (COST $161,562)	161,562

	TOTAL INVESTMENTS — 99.3% (Cost $556,049,329)	565,881,175
	Other Assets and Liabilities (net) — 0.7%	3,905,145

	TOTAL NET ASSETS — 100.0%	$569,786,320

See accompanying notes to the financial statements.	10

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026

Evraz PLC	10/20/21	$325,882	0.0%	$—
Federal Grid Co-Rosseti PJSC	01/16/20	3,566,461	0.0%	—
Gazprom PJSC	02/15/22	5,498,440	0.0%	—
GMK Norilskiy Nickel PAO	12/09/19	10,928,119	0.0%	—
Inter RAO UES PJSC	04/04/18	5,427,962	0.0%	—
LSR Group PJSC	03/01/19	2,449,446	0.0%	—
LSR Group PJSC GDR	05/06/21	7	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	204,612	0.0%	—
Novolipetsk Steel PJSC	10/11/17	26,618,404	0.0%	—
PhosAgro PJSC	02/09/22	802,829	0.0%	—
PhosAgro PJSC GDR	02/09/22	5,151	0.0%	—
Severstal PAO GDR (Registered)	10/12/17	13,249,420	0.0%	—
SFI PJSC	09/11/18	747,895	0.0%	—
Tatneft PJSC	11/02/18	25,364,999	0.0%	—
Unipro PAO	03/29/18	400,147	0.0%	—
United Co. RUSAL International PJSC	11/12/21	569,611	0.0%	—

				$—

11	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
65	MSCI Emerging Market	September 2026	$5,561,075	$85,325

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	All or a portion of this security is out on loan (Note 2).

(c)	The security is restricted as to resale.

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)	Affiliated company (Note 10).
(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

See accompanying notes to the financial statements.	12

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.1%

	Australia — 3.1%
521,675	BHP Group Ltd.	24,535,260
1,272,211	Fortescue Ltd.	16,104,169
111,455	Perseus Mining Ltd.	517,537
13,272	Rio Tinto Ltd.	1,658,830
135,546	Super Retail Group Ltd. (a)	1,304,131

	Total Australia	44,119,927

	Belgium — 0.6%
71,934	Ageas SA	6,306,445
25,386	Bekaert SA	1,151,515
18,036	Melexis NV	1,383,462

	Total Belgium	8,841,422

	Canada — 11.6%
253,600	Bank of Nova Scotia	23,214,569
8,900	Canadian Imperial Bank of Commerce	1,010,180
36,800	Canadian National Railway Co.	4,594,856
28,000	Canadian Tire Corp. Ltd. – Class A	3,794,480
126,478	DPM Metals, Inc.	5,724,568
74,016	Finning International, Inc.	4,856,073
80,300	Great-West Lifeco, Inc. (a)	5,162,909
180,908	IGM Financial, Inc.	11,263,430
100,601	Magna International, Inc. (b)	6,596,408
246,465	Magna International, Inc. (a) (b)	16,182,629
74,600	Manulife Financial Corp.	3,164,424
80,300	Parex Resources, Inc.	1,652,409
434,200	Power Corp. of Canada	28,772,270
106,200	Sun Life Financial, Inc. (a)	8,340,756
316,800	Toronto-Dominion Bank	38,325,954

	Total Canada	162,655,915

	Finland — 1.5%
2,063,329	Nokia OYJ	20,985,141

	France — 8.1%
5,041	Amundi SA	551,817
175,302	BNP Paribas SA	20,871,003
101,591	Coface SA	1,868,374
94,864	Derichebourg SA	1,016,293
28,819	Eiffage SA	3,639,609
46,561	Ipsen SA	8,818,223
25,959	IPSOS SA	1,162,547
34,139	Metropole Television SA	475,142
10,288	Publicis Groupe SA	1,206,844
101,973	Rubis SCA	3,975,447
378,967	Sanofi SA	33,693,553
14,681	Societe BIC SA	1,160,538
135,180	STMicroelectronics NV (b)	6,777,925
257,315	STMicroelectronics NV (b)	12,880,506
104,657	Television Francaise 1 SA	829,518

Shares	Description	Value ($)

	France — continued
175,952	TotalEnergies SE	15,503,817

	Total France	114,431,156

	Germany — 4.5%
804,016	Deutsche Bank AG (Registered)	32,200,448
410,555	Deutsche Post AG	26,667,361
32,664	DWS Group GmbH & Co. KGaA	2,864,354
5,326	Indus Holding AG	227,638
24,046	RTL Group SA	893,346

	Total Germany	62,853,147

	Hong Kong — 4.8%
1,422,000	BOC Hong Kong Holdings Ltd.	9,537,991
733,500	CK Asset Holdings Ltd.	4,228,236
3,055,000	CK Hutchison Holdings Ltd.	27,278,695
202,800	Dah Sing Banking Group Ltd.	371,750
26,869	Dah Sing Financial Holdings Ltd.	155,557
936,585	IGG, Inc.	365,322
197,640	KLN Logistics Group Ltd.	139,553
144,326	Luk Fook Holdings International Ltd.	398,831
1,206,000	SITC International Holdings Co. Ltd.	7,333,797
278,000	Techtronic Industries Co. Ltd.	4,781,151
730,000	VSTECS Holdings Ltd.	918,596
72,700	VTech Holdings Ltd. (a)	474,383
12,826,515	WH Group Ltd.	12,107,705

	Total Hong Kong	68,091,567

	Italy — 2.5%
89,405	Anima Holding SpA	728,116
55,598	Banca IFIS SpA (a)	963,277
66,604	Esprinet SpA	540,560
979,833	Unipol Assicurazioni SpA	32,114,115

	Total Italy	34,346,068

	Japan — 24.0%
38,420	AOKI Holdings, Inc.	425,598
250,096	Brother Industries Ltd.	7,648,703
27,600	Canon Marketing Japan, Inc.	644,399
292,100	Canon, Inc.	8,519,868
102,000	Daido Steel Co. Ltd.	1,450,666
66,290	Daiwabo Holdings Co. Ltd.	1,573,934
55,000	Ebara Corp.	1,592,276
32,300	Fuji Electric Co. Ltd.	2,774,864
53,900	FUJIFILM Holdings Corp.	1,137,070
29,118	Fuyo General Lease Co. Ltd.	804,775
30,906	Gunze Ltd.	804,640
27,800	Horiba Ltd.	4,049,899
648,900	Inpex Corp.	16,035,338
270,700	Japan Post Holdings Co. Ltd.	4,189,043
113,700	Japan Post Insurance Co. Ltd.	1,199,582
41,000	Kaga Electronics Co. Ltd.	1,295,023
124,088	Kanematsu Corp.	1,745,342
85,800	Kirin Holdings Co. Ltd.	1,638,048

13	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
524,300	Komatsu Ltd.	24,247,396
23,193	Komeri Co. Ltd.	559,938
269,200	Kubota Corp.	4,911,543
618,900	Kyocera Corp.	14,080,270
665,200	Marubeni Corp.	20,351,198
48,100	MISUMI Group, Inc.	1,125,345
223,500	Mitsubishi Electric Corp.	7,739,072
758,700	Mitsui & Co. Ltd.	23,688,166
30,600	NGK Corp.	1,011,130
148,278	Nichias Corp.	3,208,225
23,700	Nissan Chemical Corp.	1,214,368
158,100	Niterra Co. Ltd.	8,214,247
343,300	ORIX Corp.	13,356,364
1,339,000	Panasonic Holdings Corp.	37,336,972
82,324	Press Kogyo Co. Ltd.	518,012
56,900	Recruit Holdings Co. Ltd.	6,444,132
192,100	Renesas Electronics Corp.	4,017,498
67,000	SCREEN Holdings Co. Ltd.	5,637,901
151,300	Seiko Epson Corp.	3,044,816
35,690	Seiko Group Corp.	2,621,734
778,112	Sekisui Chemical Co. Ltd.	12,898,780
131,500	Sojitz Corp.	4,589,497
1,632,100	Sumitomo Corp.	18,219,007
161,800	Sumitomo Forestry Co. Ltd.	1,360,327
202,700	TDK Corp.	3,881,454
32,300	Tokyo Electron Ltd.	11,305,048
4,900	Tokyo Gas Co. Ltd.	189,458
23,200	Tokyo Seimitsu Co. Ltd.	2,550,125
101,975	Tokyu Construction Co. Ltd.	752,807
12,428	Towa Pharmaceutical Co. Ltd.	302,621
299,900	Toyo Tire Corp.	7,024,524
45,700	Toyoda Gosei Co. Ltd.	1,564,631
680,465	Toyota Tsusho Corp.	31,583,368
33,938	TPR Co. Ltd.	341,785
24,369	Valor Holdings Co. Ltd.	499,170
20,256	Warabeya Nichiyo Holdings Co. Ltd. (a)	354,924

	Total Japan	338,274,921

	Luxembourg — 0.1%
33,795	Ternium SA Sponsored ADR	1,852,642

	Netherlands — 8.6%
16,750	ASM International NV	15,752,794
34,311	ASML Holding NV (Registered)	58,191,799
422,237	ING Groep NV	14,947,395
41,678	Koninklijke Ahold Delhaize NV	1,482,995
310,449	NN Group NV	28,067,141
48,798	SBM Offshore NV	1,996,258
60,923	Signify NV	1,089,823

	Total Netherlands	121,528,205

	Norway — 2.8%
50,418	DOF Group ASA	718,456

Shares	Description	Value ($)

	Norway — continued
452,486	Elkem ASA *	1,590,367
44,650	Equinor ASA Sponsored ADR	1,911,020
448,509	Equinor ASA	19,236,787
35,331	Europris ASA	333,305
286,056	Hoegh Autoliners ASA	5,262,513
511,055	Orkla ASA	5,212,782
286,187	Wallenius Wilhelmsen ASA	4,982,952

	Total Norway	39,248,182

	Portugal — 0.2%
253,973	Navigator Co. SA (a)	957,016
156,820	REN - Redes Energeticas Nacionais SGPS SA	638,222
757,857	Sonae SGPS SA	1,763,036

	Total Portugal	3,358,274

	Singapore — 3.2%
381,100	First Resources Ltd.	1,369,390
875,000	Oversea-Chinese Banking Corp. Ltd.	21,653,782
377,000	Sheng Siong Group Ltd.	954,248
26,200	Venture Corp. Ltd.	348,202
882,722	Yangzijiang Financial Holding Ltd. *	138,622
882,722	Yangzijiang Maritime Development Ltd.	405,870
5,171,022	Yangzijiang Shipbuilding Holdings Ltd.	19,643,342

	Total Singapore	44,513,456

	Spain — 7.0%
1,483,394	Banco Bilbao Vizcaya Argentaria SA	42,918,237
2,602,380	Banco Santander SA	38,082,701
2,112,101	Mapfre SA	10,944,580
212,807	Repsol SA	6,787,391

	Total Spain	98,732,909

	Sweden — 0.3%
20,443	Industrivarden AB – A Shares	1,157,066
40,475	Industrivarden AB – C Shares	2,268,055

	Total Sweden	3,425,121

	Switzerland — 4.6%
156,553	ABB Ltd. (Registered)	15,330,531
255,308	Adecco Group AG (Registered)	7,591,002
9,100	DKSH Holding AG	741,342
47,932	Logitech International SA (Registered) (a)	4,708,374
72,542	Novartis AG (Registered)	11,033,735
10,238	SGS SA (Registered)	1,173,448
3,548	Swisscom AG (Registered)	2,746,095
377,415	UBS Group AG (Registered)	20,665,905
3,995	Zehnder Group AG (Registered)	358,664

	Total Switzerland	64,349,096

	United Kingdom — 10.6%
231,696	3i Group PLC	8,768,390

See accompanying notes to the financial statements.	14

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
134,112	British American Tobacco PLC Sponsored ADR	7,452,604
6,826,360	BT Group PLC	18,891,328
13,847	Coca-Cola HBC AG – Class DI	851,488
21,448	Computacenter PLC	1,637,081
488,845	Ferrexpo PLC * (c)	189,310
49,060	Galliford Try Holdings PLC	402,385
243,568	GSK PLC	6,125,637
522,965	GSK PLC Sponsored ADR	26,278,991
103,137	Halfords Group PLC	379,937
10,782	HSBC Holdings PLC Sponsored ADR	1,112,056
180,459	Imperial Brands PLC	6,165,750
1,130,043	Man Group PLC	4,687,395
10,328	Morgan Sindall Group PLC	611,053
300,370	Rio Tinto PLC Sponsored ADR	30,787,925
109,244	Vesuvius PLC	572,168
2,141,837	Vodafone Group PLC Sponsored ADR	34,355,066

	Total United Kingdom	149,268,564

	TOTAL COMMON STOCKS (COST $1,128,951,511)	1,380,875,713

	PREFERRED STOCKS (d) — 0.1%

	Germany — 0.1%
3,755	Draegerwerk AG & Co. KGaA	490,224

	TOTAL PREFERRED STOCKS (COST $345,361)	490,224

	INVESTMENT FUNDS — 1.5%

	United States — 1.5%
4,002,909	GMO U.S. Treasury Fund, Class VI (e)	20,014,550
31,500	GMO Ultra-Short Income ETF (e)	1,577,362

	Total United States	21,591,912

	TOTAL INVESTMENT FUNDS (COST $21,595,543)	21,591,912

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
1,469,254	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (f)	1,469,254

	TOTAL SHORT-TERM INVESTMENTS (COST $1,469,254)	1,469,254

	TOTAL INVESTMENTS — 99.8% (Cost $1,152,361,669)	1,404,427,103
	Other Assets and Liabilities (net) — 0.2%	3,301,881

	TOTAL NET ASSETS — 100.0%	$1,407,728,984

15	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
79	MSCI EAFE	September 2026	$12,753,760	$(160,301)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Affiliated company (Note 10).

(f)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

See accompanying notes to the financial statements.	16

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.3%

	Australia — 3.3%
201,004	BHP Group Ltd.	9,453,559
366,710	Fortescue Ltd.	4,641,966
54,558	QBE Insurance Group Ltd.	867,535
8,066	Rio Tinto Ltd.	1,008,147
87,399	Santos Ltd.	509,704
27,058	Woodside Energy Group Ltd.	629,550

	Total Australia	17,110,461

	Austria — 1.1%
45,307	OMV AG	3,619,370
32,851	Raiffeisen Bank International AG	2,431,049

	Total Austria	6,050,419

	Belgium — 0.4%
21,580	Ageas SA	1,891,916
6,183	Proximus SADP	45,572

	Total Belgium	1,937,488

	Canada — 13.9%
30,800	Alimentation Couche-Tard, Inc.	1,854,956
18,500	Bank of Montreal	3,153,389
85,465	Bank of Nova Scotia (a)	7,833,722
108,700	Bank of Nova Scotia (a)	9,950,409
19,100	BCE, Inc.	450,368
3,800	Canadian Imperial Bank of Commerce	431,313
55,500	Cenovus Energy, Inc.	1,782,792
2,600	Fairfax Financial Holdings Ltd.	4,239,372
4,500	IGM Financial, Inc. (b)	280,172
25,900	Magna International, Inc. (a)	1,700,566
26,257	Magna International, Inc. (a)	1,721,672
91,674	Manulife Financial Corp. (a)	3,887,894
156,600	Manulife Financial Corp. (a)	6,642,746
33,400	Nutrien Ltd.	2,519,309
31,900	Open Text Corp. (b)	795,918
13,400	Power Corp. of Canada	887,951
37,200	Rogers Communications, Inc. – Class B	1,372,370
56,630	Sun Life Financial, Inc. (a) (b)	4,438,659
73,200	Sun Life Financial, Inc. (a) (b)	5,748,995
20,300	Suncor Energy, Inc. (b)	1,358,216
99,400	Toronto-Dominion Bank	12,025,252

	Total Canada	73,076,041

	Denmark — 0.8%
493	AP Moller - Maersk AS – Class A	1,594,592
649	AP Moller - Maersk AS – Class B	2,174,320
58,393	H Lundbeck AS	382,184

	Total Denmark	4,151,096

	Finland — 0.3%
41,245	Valmet OYJ	1,371,314

Shares	Description	Value ($)

	France — 11.2%
63,086	AXA SA	3,149,936
145,234	BNP Paribas SA	17,291,185
17,422	Capgemini SE	2,167,148
164,440	Sanofi SA	14,620,185
10,230	Teleperformance SE	826,588
210,653	TotalEnergies SE	18,561,458
118,051	Valeo SE	1,971,750

	Total France	58,588,250

	Germany — 8.7%
11,151	Allianz SE (Registered)	5,815,416
15,922	Bayerische Motoren Werke AG	1,142,327
26,125	Daimler Truck Holding AG	1,414,748
344,871	Deutsche Bank AG (Registered)	13,811,915
28,887	Deutsche Post AG	1,876,338
322,192	Deutsche Telekom AG (Registered)	10,588,422
9,808	DWS Group GmbH & Co. KGaA	860,078
14,049	Fresenius Medical Care AG	642,858
14,291	Henkel AG & Co. KGaA	1,167,828
98,732	Mercedes-Benz Group AG	5,403,186
4,751	Merck KGaA	764,726
2,875	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,728,135
9,256	Traton SE	412,136

	Total Germany	45,628,113

	Hong Kong — 2.2%
307,000	CK Asset Holdings Ltd.	1,769,691
476,500	CK Hutchison Holdings Ltd.	4,254,762
71,500	Kerry Properties Ltd.	167,842
258,500	Sun Hung Kai Properties Ltd.	3,818,079
1,800	VTech Holdings Ltd. (b)	11,746
1,463,000	WH Group Ltd.	1,381,012

	Total Hong Kong	11,403,132

	Ireland — 0.3%
127,628	AIB Group PLC	1,623,925

	Israel — 1.6%
108,533	Bank Hapoalim BM	2,802,355
59,422	Bank Leumi Le-Israel BM	1,514,917
3,651	First International Bank of Israel Ltd.	287,039
89,418	ICL Group Ltd.	510,150
101,228	Israel Discount Bank Ltd. – Class A	1,156,901
19,638	Mizrahi Tefahot Bank Ltd.	1,522,772
30,654	ZIM Integrated Shipping Services Ltd.	839,920

	Total Israel	8,634,054

	Italy — 1.9%
68,629	Banco BPM SpA	1,281,183
11,244	Buzzi SpA	535,595
100,718	Hera SpA	445,594

17	See accompanying notes to the financial statements.

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
92,706	Intesa Sanpaolo SpA	730,355
170,489	MFE-MediaForEurope NV – Class A (b)	509,909
125,301	Pirelli & C SpA	968,648
9,263	Stellantis NV *	51,192
63,062	Telecom Italia SpA *	573,615
143,882	Unipol Assicurazioni SpA	4,715,746

	Total Italy	9,811,837

	Japan — 21.9%
286,900	Asahi Group Holdings Ltd.	3,007,238
182,600	Astellas Pharma, Inc.	2,707,265
47,600	Bridgestone Corp.	1,229,701
47,000	Brother Industries Ltd.	1,437,404
120,100	Canon, Inc.	3,503,034
7,700	Cosmo Energy Holdings Co. Ltd.	205,536
6,200	Credit Saison Co. Ltd.	180,636
81,500	Daito Trust Construction Co. Ltd.	1,699,317
118,400	Daiwa House Industry Co. Ltd.	3,455,935
420,600	Denso Corp.	5,049,316
10,800	Electric Power Development Co. Ltd. – Class C	276,226
120,600	ENEOS Holdings, Inc.	1,005,555
35,900	Hitachi Construction Machinery Co. Ltd.	1,281,345
170,994	Honda Motor Co. Ltd. Sponsored ADR	5,464,968
551,800	Honda Motor Co. Ltd.	5,907,336
263,200	Inpex Corp.	6,504,085
45,900	Isuzu Motors Ltd.	651,839
136,100	ITOCHU Corp.	1,795,092
260,000	Japan Post Holdings Co. Ltd.	4,023,462
134,800	Kirin Holdings Co. Ltd.	2,573,530
126,200	Kobe Steel Ltd.	1,590,499
109,500	Komatsu Ltd.	5,064,066
170,400	Kubota Corp.	3,108,941
41,700	Mazda Motor Corp.	319,854
209,300	Mitsui & Co. Ltd.	6,534,774
46,300	MS&AD Insurance Group Holdings, Inc.	1,470,594
96,100	Nippon Yusen KK	4,225,743
14,700	Nitto Denko Corp.	321,032
12,441,100	NTT, Inc.	13,414,572
97,900	Ono Pharmaceutical Co. Ltd.	1,502,566
13,100	Otsuka Holdings Co. Ltd.	1,004,636
283,900	Persol Holdings Co. Ltd.	535,304
100,700	Ricoh Co. Ltd.	1,064,957
17,300	Rohto Pharmaceutical Co. Ltd.	331,456
14,900	Sankyo Co. Ltd.	186,988
54,500	Seiko Epson Corp.	1,096,778
104,000	Sekisui Chemical Co. Ltd.	1,724,010
111,900	Sekisui House Ltd.	2,412,787
84,000	Shionogi & Co. Ltd.	1,526,980
105,800	Sony Group Corp.	2,614,419
31,700	Subaru Corp.	525,579
152,100	Sumitomo Forestry Co. Ltd.	1,278,774
43,900	Suntory Beverage & Food Ltd.	1,237,010
160,400	Suzuki Motor Corp.	2,220,630

Shares	Description	Value ($)

	Japan — continued
16,700	Tosoh Corp.	277,471
43,900	Toyo Tire Corp.	1,028,265
328,200	Toyota Motor Corp.	6,446,185

	Total Japan	115,023,690

	Netherlands — 2.5%
27,902	ABN AMRO Bank NV	1,352,973
217,891	ING Groep NV	7,713,447
75,733	Koninklijke Ahold Delhaize NV	2,694,747
72,104	Signify NV	1,289,834

	Total Netherlands	13,051,001

	Norway — 2.3%
258,586	Equinor ASA	11,090,890
33,159	Orkla ASA	338,223
37,476	Wallenius Wilhelmsen ASA	652,514

	Total Norway	12,081,627

	Singapore — 0.6%
35,694	Hafnia Ltd.	302,121
14,600	Oversea-Chinese Banking Corp. Ltd.	361,309
67,600	United Overseas Bank Ltd.	2,203,276
104,200	Wilmar International Ltd.	313,807

	Total Singapore	3,180,513

	Spain — 6.5%
584,572	Banco Bilbao Vizcaya Argentaria SA	16,913,106
344,851	Banco de Sabadell SA	1,451,657
640,844	Banco Santander SA	9,377,981
16,156	Puig Brands SA – Class B	344,833
190,592	Repsol SA	6,078,852

	Total Spain	34,166,429

	Sweden — 1.2%
23,420	Essity AB – Class B	684,222
114,125	Husqvarna AB – Class B	453,520
97,811	Investor AB – B Shares	4,208,179
96,738	Telefonaktiebolaget LM Ericsson – B Shares	979,747

	Total Sweden	6,325,668

	Switzerland — 6.0%
121,737	Adecco Group AG (Registered)	3,619,573
78,594	Nestle SA (Registered)	7,645,186
24,940	Novartis AG (Registered)	3,793,407
26,438	Novartis AG Sponsored ADR	4,020,162
21,589	Roche Holding AG	9,411,096
2,875	Roche Holding AG – Class BR	1,280,175
18,124	Sandoz Group AG ADR	1,524,410

	Total Switzerland	31,294,009

See accompanying notes to the financial statements.	18

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 11.6%
158,016	3i Group PLC	5,980,016
253,451	Aberdeen Group PLC	855,554
83,910	Associated British Foods PLC	2,314,318
197,462	B&M European Value Retail PLC	632,462
6,350	Berkeley Group Holdings PLC *	305,222
59,606	Big Yellow Group PLC – (REIT)	702,620
1,595,687	BT Group PLC	4,415,918
36,490	DCC Energy PLC	3,134,599
44,695	Drax Group PLC	467,689
101,007	GSK PLC	2,540,285
192,804	GSK PLC Sponsored ADR	9,688,401
36,663	Hikma Pharmaceuticals PLC	797,897
436	HSBC Holdings PLC Sponsored ADR	44,969
147,431	HSBC Holdings PLC	3,019,896
5,104	ICG PLC	137,622
36,812	Inchcape PLC	421,513
139,938	Investec PLC	1,245,045
855,069	ITV PLC	817,516
1,115,456	JD Sports Fashion PLC	1,293,512
306,649	Kingfisher PLC	1,296,153
5,356	Lion Finance Group PLC	964,631
194,239	Man Group PLC	805,699
7,514	Mitie Group PLC	21,110
3,999	Morgan Sindall Group PLC	236,600
136,195	NatWest Group PLC	1,238,361
159,999	Rio Tinto PLC Sponsored ADR	16,399,898
36,128	RS Group PLC	367,561
83,666	TP ICAP Group PLC	387,656
64,200	WPP PLC	328,651

	Total United Kingdom	60,861,374

	TOTAL COMMON STOCKS (COST $425,214,894)	515,370,441

	PREFERRED STOCKS (c) — 0.8%

	Germany — 0.8%
28,213	Henkel AG & Co. KGaA	2,483,653
18,711	Volkswagen AG	1,675,660

	Total Germany	4,159,313

	TOTAL PREFERRED STOCKS (COST $3,960,375)	4,159,313

	INVESTMENT FUNDS — 0.2%

	United States — 0.2%
206,185	GMO U.S. Treasury Fund, Class VI (d)	1,030,926

	TOTAL INVESTMENT FUNDS (COST $1,030,926)	1,030,926

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%
500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 04/30/28	500,375

	TOTAL DEBT OBLIGATIONS (COST $500,591)	500,375

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
157,939	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (e)	157,939

	TOTAL SHORT-TERM INVESTMENTS (COST $157,939)	157,939

	TOTAL INVESTMENTS — 99.4% (Cost $430,864,725)	521,218,994
	Other Assets and Liabilities (net) — 0.6%	3,250,438

	TOTAL NET ASSETS — 100.0%	$524,469,432

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	Affiliated company (Note 10).

(e)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

19	See accompanying notes to the financial statements.

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.0%

	Automobiles & Components — 7.2%
659,200	Isuzu Motors Ltd.	9,361,490
402,100	Musashi Seimitsu Industry Co. Ltd.	8,113,670
275,800	Toyo Tire Corp.	6,460,032

	Total Automobiles & Components	23,935,192

	Banks — 9.3%
357,600	Sumitomo Mitsui Financial Group, Inc.	15,350,964
1,403,200	Sumitomo Mitsui Trust Group, Inc.	15,533,804

	Total Banks	30,884,768

	Capital Goods — 18.8%
342,600	AGC, Inc.	12,237,407
249,800	EXEO Group, Inc.	4,119,944
1,112,700	Kanematsu Corp.	15,650,521
184,700	Kraftia Corp.	9,368,150
1,283,700	Penta-Ocean Construction Co. Ltd.	11,618,904
247,200	TOTO Ltd.	9,850,475

	Total Capital Goods	62,845,401

	Consumer Durables & Apparel — 9.2%
488,800	Mizuno Corp.	12,445,590
527,000	Sega Sammy Holdings, Inc.	10,236,415
947,200	Yamaha Corp.	7,923,850

	Total Consumer Durables & Apparel	30,605,855

	Financial Services — 2.2%
251,400	Credit Saison Co. Ltd.	7,324,501

	Food, Beverage & Tobacco — 5.7%
541,200	Morinaga & Co. Ltd.	8,587,706
268,900	NH Foods Ltd.	10,601,430

	Total Food, Beverage & Tobacco	19,189,136

	Health Care Equipment & Services — 4.8%
715,300	H.U. Group Holdings, Inc.	16,192,687

	Household & Personal Products — 2.6%
720,000	Lion Corp.	8,566,760

	Insurance — 3.4%
374,300	T&D Holdings, Inc.	11,357,808

	Materials — 8.9%
457,800	Denka Co. Ltd.	9,571,351
1,023,400	Kobe Steel Ltd.	12,897,915
650,300	Maruichi Steel Tube Ltd.	7,152,008

	Total Materials	29,621,274

Shares	Description	Value ($)

	Real Estate Management & Development — 4.1%
174,900	Kasumigaseki Capital Co. Ltd.	8,415,389
454,000	Tosei Corp.	5,208,880

	Total Real Estate Management & Development	13,624,269

	Software & Services — 1.8%
195,900	NEC Corp.	5,973,431

	Technology Hardware & Equipment — 16.2%
570,400	Daiwabo Holdings Co. Ltd.	13,543,094
743,600	FUJIFILM Holdings Corp.	15,686,928
270,300	Jeol Ltd.	11,892,067
256,300	Macnica Holdings, Inc.	5,907,704
433,800	Maxell Ltd.	7,104,249

	Total Technology Hardware & Equipment	54,134,042

	Transportation — 2.8%
178,800	Sankyu, Inc.	9,298,659

	TOTAL COMMON STOCKS (COST $267,581,690)	323,553,783

	INVESTMENT FUNDS — 2.5%

	Japan — 0.2%
795,000	Carlyle ARE Partners II, L.P. (a) (b)	447,420

	United States — 2.3%
1,526,418	GMO U.S. Treasury Fund, Class VI (c)	7,632,088

	TOTAL INVESTMENT FUNDS (COST $8,144,052)	8,079,508

	SHORT-TERM INVESTMENTS — 0.7%

	Money Market Funds — 0.7%
2,380,739	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (d)	2,380,739

	TOTAL SHORT-TERM INVESTMENTS (COST $2,380,739)	2,380,739

	TOTAL INVESTMENTS — 100.2% (Cost $278,106,481)	334,014,030
	Other Assets and Liabilities (net) — (0.2)%	(527,338)

	TOTAL NET ASSETS — 100.0%	$333,486,692

See accompanying notes to the financial statements.	20

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026
Carlyle ARE Partners II, L.P.	03/24/26	$500,299	0.2%	$447,420

Notes to Schedule of Investments:

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Private placement security; restricted as to resale.

(c)	Affiliated company (Note 10).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

21	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Banks — 1.7%
3,660,298	U.S. Bancorp	225,401,151

	Capital Goods — 2.9%
442,915	Knorr-Bremse AG	54,155,459
806,644	Safran SA	315,268,530

	Total Capital Goods	369,423,989

	Commercial & Professional Services — 0.8%
2,665,873	Experian PLC	108,522,026

	Consumer Discretionary Distribution & Retail — 4.7%
1,735,528	Amazon.com, Inc.*	450,838,109
1,077,945	TJX Cos., Inc.	144,347,615

	Total Consumer Discretionary Distribution & Retail	595,185,724

	Consumer Durables & Apparel — 1.1%
260,701	LVMH Moet Hennessy Louis Vuitton SE	136,678,256

	Consumer Services — 3.1%
1,457,650	Amadeus IT Group SA	98,777,043
7,050,025	Compass Group PLC	214,545,832
264,183	Hilton Worldwide Holdings, Inc.	83,555,799

	Total Consumer Services	396,878,674

	Financial Services — 6.1%
539,800	Mastercard, Inc. – Class A	318,109,538
781,093	Tradeweb Markets, Inc. – Class A	84,123,716
991,329	Visa, Inc. – Class A	376,080,483

	Total Financial Services	778,313,737

	Food, Beverage & Tobacco — 4.8%
2,351,927	Coca-Cola Co.	208,545,367
1,166,843	Constellation Brands, Inc. – Class A	152,413,033
5,380,202	Diageo PLC	123,690,094
670,988	Philip Morris International, Inc.	125,676,052

	Total Food, Beverage & Tobacco	610,324,546

	Health Care Equipment & Services — 10.8%
2,569,173	Abbott Laboratories	283,533,932
703,128	Cigna Group	194,119,578
466,056	Elevance Health, Inc.	182,945,622
365,185	Intuitive Surgical, Inc.*	137,623,619
568,962	Quest Diagnostics, Inc.	136,721,569
392,581	Stryker Corp.	127,117,728
805,308	UnitedHealth Group, Inc.	313,594,989

	Total Health Care Equipment & Services	1,375,657,037

	Household & Personal Products — 1.7%
3,303,529	Unilever PLC	212,679,480

Shares	Description	Value ($)

	Media & Entertainment — 11.0%
1,776,122	Alphabet, Inc. – Class A	602,727,000
848,035	Meta Platforms, Inc. – Class A	485,364,352
3,945,496	Netflix, Inc.*	319,782,451

	Total Media & Entertainment	1,407,873,803

	Pharmaceuticals, Biotechnology & Life Sciences — 11.9%
213,028	Eli Lilly & Co.	246,415,878
1,992,047	Johnson & Johnson	529,585,695
1,368,022	Merck & Co., Inc.	202,138,931
870,129	Thermo Fisher Scientific, Inc.	536,956,606

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,515,097,110

	Semiconductors & Semiconductor Equipment — 16.2%
917,993	Broadcom, Inc.	339,969,527
816,057	KLA Corp.	143,177,201
1,331,641	Lam Research Corp.	401,476,445
1,184,083	NVIDIA Corp.	261,421,845
7,564,553	Taiwan Semiconductor Manufacturing Co. Ltd.	568,489,886
1,325,537	Texas Instruments, Inc.	345,845,859

	Total Semiconductors & Semiconductor Equipment	2,060,380,763

	Software & Services — 16.5%
1,074,511	Accenture PLC – Class A	203,899,207
45,612	Constellation Software, Inc.	103,296,148
4,041,953	Dassault Systemes SE	107,047,615
1,909,195	Microsoft Corp.	968,515,531
1,248,972	Salesforce, Inc.	321,660,249
1,263,778	SAP SE	278,144,961
270,400	Synopsys, Inc.*	118,865,136

	Total Software & Services	2,101,428,847

	Technology Hardware & Equipment — 4.4%
1,773,972	Apple, Inc.	562,083,028

	Transportation — 1.3%
2,200,749	Uber Technologies, Inc.*	166,486,662

	TOTAL COMMON STOCKS (COST $6,840,287,577)	12,622,414,833

	INVESTMENT FUNDS — 0.8%

	United States — 0.8%
19,444,662	GMO U.S. Treasury Fund, Class VI (a)	97,223,305

	TOTAL INVESTMENT FUNDS (COST $97,222,716)	97,223,305

See accompanying notes to the financial statements.	22

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
2,805,023	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	2,805,023

	TOTAL SHORT-TERM INVESTMENTS (COST $2,805,023)	2,805,023

	TOTAL INVESTMENTS — 99.8% (Cost $6,940,315,316)	12,722,443,161
	Other Assets and Liabilities (net) — 0.2%	19,384,318

	TOTAL NET ASSETS — 100.0%	$12,741,827,479

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

23	See accompanying notes to the financial statements.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.7%

	Australia — 3.1%
85,146	BHP Group Ltd.	4,004,561
178,549	Paladin Energy Ltd. *	1,479,293

	Total Australia	5,483,854

	Brazil — 8.2%
1,535,276	Klabin SA	5,600,007
468,900	Sao Martinho SA	1,787,260
475,900	SLC Agricola SA	1,475,951
472,300	Suzano SA	4,129,110
99,800	Vale SA	1,499,441

	Total Brazil	14,491,769

	Canada — 11.0%
273,200	Anaergia, Inc. *	520,400
373,200	Capstone Copper Corp. *	4,329,922
38,600	Enerflex Ltd.	787,067
142,500	First Quantum Minerals Ltd. *	4,739,890
290,754	Greenlane Renewables, Inc. *	41,957
286,400	Ivanhoe Mines Ltd. – Class A*	2,502,474
531,300	Largo, Inc. * (a)	387,181
550,600	NexGen Energy Ltd. * (a)	5,760,453
5,900	Precision Drilling Corp. *	540,981

	Total Canada	19,610,325

	China — 2.2%
394,700	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	1,614,476
920,000	MMG Ltd. *	1,077,236
212,769	Western Mining Co. Ltd. – Class A	1,243,908

	Total China	3,935,620

	Denmark — 2.0%
108,355	Vestas Wind Systems AS	3,593,128

	Finland — 3.1%
53,053	Kemira OYJ	1,081,940
119,858	Neste OYJ	4,476,957

	Total Finland	5,558,897

	France — 1.6%
73,681	Veolia Environnement SA	2,785,249

	Italy — 1.2%
213,079	Saipem SpA (a)	1,133,566
36,776	Tenaris SA	1,026,467

	Total Italy	2,160,033

	Japan — 0.6%
31,600	Mitsubishi Materials Corp.	1,109,374

Shares	Description	Value ($)

	Kazakhstan — 0.5%
12,639	NAC Kazatomprom JSC GDR	922,064

	Netherlands — 0.6%
23,367	SBM Offshore NV	955,911

	Norway — 4.2%
121,676	Aker Solutions ASA	564,187
140,307	Austevoll Seafood ASA	1,330,906
60,126	Bakkafrost P	2,928,388
88,780	Cadeler AS *	556,240
80,596	DOF Group ASA	1,148,492
66,857	TGS ASA	974,256

	Total Norway	7,502,469

	South Africa — 0.8%
190,919	Sibanye Stillwater Ltd.	565,255
10,074	Valterra Platinum Ltd.	860,861

	Total South Africa	1,426,116

	South Korea — 0.7%
34,436	CS Wind Corp.	1,226,257

	United Kingdom — 8.8%
96,230	Anglo American PLC	5,455,322
806,867	Glencore PLC	6,438,788
36,715	Rio Tinto PLC	3,763,118

	Total United Kingdom	15,657,228

	United States — 40.1%
12,400	Advanced Drainage Systems, Inc.	1,683,052
106,319	Aemetis, Inc. *	198,816
24,000	AGCO Corp.	2,839,440
68,200	Albemarle Corp.	9,204,954
36,500	Alcoa Corp.	1,823,175
139,790	Ameresco, Inc. – Class A*	3,092,155
950,545	Array Technologies, Inc. *	4,201,409
607,620	Clean Energy Fuels Corp. *	966,116
204,747	CNH Industrial NV	2,422,157
37,800	Corteva, Inc.	3,199,014
182,700	Darling Ingredients, Inc. *	12,107,529
3,600	Deere & Co.	2,357,676
6,300	First Solar, Inc. *	1,271,970
40,000	Freeport-McMoRan, Inc.	3,029,600
311,200	Green Plains, Inc. *	4,496,840
17,800	Halliburton Co.	655,930
141,200	Mosaic Co.	3,405,744
29,500	Nextpower, Inc. – Class A*	2,419,885
21,500	Noble Corp. PLC	985,345
32,700	NOV, Inc.	696,183
78,903	SolarEdge Technologies, Inc. *	2,540,677
589,715	Sunrun, Inc. *	5,053,857
10,600	Weatherford International PLC	1,036,362

See accompanying notes to the financial statements.	24

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

65,500	Weyerhaeuser Co. – (REIT)	1,530,735

	Total United States	71,218,621

	TOTAL COMMON STOCKS (COST $178,135,626)	157,636,915

	PREFERRED STOCKS (b) — 8.7%

	Brazil — 4.3%
1,812,065	Bradespar SA	7,693,726

	Chile — 4.4%
98,200	Sociedad Quimica y Minera de Chile SA Sponsored ADR	7,758,782

	TOTAL PREFERRED STOCKS (COST $18,333,392)	15,452,508

	INVESTMENT FUNDS — 2.3%

	United States — 2.3%
828,243	GMO U.S. Treasury Fund, Class VI (c) (d)	4,141,217

	TOTAL INVESTMENT FUNDS (COST $4,147,837)	4,141,217

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
592,439	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (e)	592,439

	TOTAL SHORT-TERM INVESTMENTS (COST $592,439)	592,439

	TOTAL INVESTMENTS — 100.0% (Cost $201,209,294)	177,823,079
	Other Assets and Liabilities (net) — (0.0)%	(33,648)

	TOTAL NET ASSETS — 100.0%	$177,789,431

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Affiliated company (Note 10).

(d)	All or a portion of this security is purchased with collateral from securities loaned.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

25	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.3%

	Argentina — 5.0%
535,708	Vista Energy SAB de CV ADR *	38,281,693
482,867	YPF SA Sponsored ADR *	24,906,280

	Total Argentina	63,187,973

	Australia — 1.8%
335,076	BHP Group Ltd.	15,759,193
735,000	Clean TeQ Water Ltd. * (a)	394,708
720,722	Paladin Energy Ltd. *	5,971,239

	Total Australia	22,125,140

	Brazil — 4.9%
6,123,609	Klabin SA	22,336,214
349,670	PRIO SA *	4,229,876
1,892,882	Sao Martinho SA	7,214,911
1,898,400	SLC Agricola SA	5,887,676
1,877,952	Suzano SA	16,418,104
397,980	Vale SA	5,979,435

	Total Brazil	62,066,216

	Canada — 9.9%
654,900	Anaergia, Inc. * (a)	1,247,474
1,638,300	Baytex Energy Corp.	7,978,521
1,451,900	Capstone Copper Corp. *	16,845,162
269,100	Cenovus Energy, Inc.	8,651,565
155,700	Enerflex Ltd.	3,174,777
556,077	First Quantum Minerals Ltd. *	18,496,446
696,749	Greenlane Renewables, Inc. *	100,545
1,101,282	Ivanhoe Mines Ltd. – Class A* (a)	9,622,659
1,273,509	Largo, Inc. *	928,059
2,196,039	NexGen Energy Ltd. * (a)	22,975,263
406,600	Parex Resources, Inc.	8,366,992
23,900	Precision Drilling Corp. *	2,191,430
121,500	Suncor Energy, Inc. (a)	8,129,222
595,800	Tamarack Valley Energy Ltd.	5,829,249
760,145	Whitecap Resources, Inc. (a)	9,850,430

	Total Canada	124,387,794

	China — 1.6%
1,541,831	Henan Shenhuo Coal Industry & Electricity
	Power Co. Ltd. – Class A	6,306,685
3,708,000	MMG Ltd. * (a)	4,341,731
805,845	Western Mining Co. Ltd. – Class A	4,711,197
2,670,000	Yankuang Energy Group Co. Ltd. – Class H (a)	4,760,304

	Total China	20,119,917

	Denmark — 1.1%
437,380	Vestas Wind Systems AS	14,503,828

	Finland — 1.7%
214,150	Kemira OYJ	4,367,284

Shares	Description	Value ($)

	Finland — continued
443,153	Neste OYJ	16,552,728

	Total Finland	20,920,012

	France — 0.9%
297,418	Veolia Environnement SA	11,242,834

	Italy — 0.7%
851,683	Saipem SpA (a)	4,530,897
141,820	Tenaris SA	3,958,383

	Total Italy	8,489,280

	Japan — 0.7%
330,200	Japan Petroleum Exploration Co. Ltd.	3,952,733
125,700	Mitsubishi Materials Corp. (a)	4,412,922

	Total Japan	8,365,655

	Kazakhstan — 0.3%
51,027	NAC Kazatomprom JSC GDR	3,722,619

	Netherlands — 0.3%
89,634	SBM Offshore NV	3,666,801

	Norway — 3.3%
186,472	Aker BP ASA	7,154,843
520,773	Aker Solutions ASA	2,414,721
566,357	Austevoll Seafood ASA	5,372,274
234,309	Bakkafrost P	11,411,830
375,198	Cadeler AS *	2,350,758
325,329	DOF Group ASA	4,635,933
252,329	TGS ASA	3,676,998
916,816	Var Energi ASA	4,890,824

	Total Norway	41,908,181

	Pakistan — 0.3%
2,955,862	Oil & Gas Development Co. Ltd.	3,503,937

	Russia — 0.0%
3,574,704	Gazprom Neft PJSC * (b) (c)	—
14,145,410	Gazprom PJSC * (b) (c)	—
23,291,700	GMK Norilskiy Nickel PAO * (b) (c)	—
248,399	LUKOIL PJSC * (b) (c)	—
338,098	PhosAgro PJSC * (b) (c)	—
6,533	PhosAgro PJSC GDR * (b) (c)	—
3,476,399	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	Singapore — 0.0%
2,725,600	Ezra Holdings Ltd. * (a) (b)	3

	South Africa — 0.8%
412,642	Exxaro Resources Ltd.	4,846,333
817,132	Sibanye Stillwater Ltd.	2,419,287

See accompanying notes to the financial statements.	26

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
40,666	Valterra Platinum Ltd.	3,475,062

	Total South Africa	10,740,682

	South Korea — 0.4%
131,101	CS Wind Corp.	4,668,473

	Thailand — 0.3%
8,196,370	Banpu PCL (Foreign Registered) *	3,584,058

	Ukraine — 0.2%
501,341	Kernel Holding SA *	2,604,084

	United Kingdom — 14.9%
376,520	Anglo American PLC	21,345,089
5,739,355	BP PLC	41,052,416
3,192,641	Glencore PLC	25,477,232
11,263,660	Harbour Energy PLC	39,390,843
1,221,000	Lifezone Metals Ltd. *	5,653,230
145,860	Rio Tinto PLC	14,949,977
840,198	Shell PLC	38,494,700

	Total United Kingdom	186,363,487

	United States — 40.2%
50,187	Advanced Drainage Systems, Inc.	6,811,882
454,920	Aemetis, Inc. * (a)	850,700
84,196	AGCO Corp.	9,961,229
267,699	Albemarle Corp.	36,131,334
147,500	Alcoa Corp.	7,367,625
555,885	Ameresco, Inc. – Class A*	12,296,176
340,600	APA Corp.	14,696,890
3,717,640	Array Technologies, Inc. * (a)	16,431,969
659,260	California Resources Corp.	34,960,558
18,600	Chord Energy Corp.	2,736,246
2,452,688	Clean Energy Fuels Corp. *	3,899,774
781,940	CNH Industrial NV	9,250,350
303,091	ConocoPhillips	40,156,527
152,507	Corteva, Inc.	12,906,667
234,433	Crescent Energy Co. – Class A	3,209,388
706,078	Darling Ingredients, Inc. *	46,791,789
13,880	Deere & Co.	9,090,151
144,100	Devon Energy Corp.	6,990,291
329,800	EQT Corp.	17,868,564
186,400	Expand Energy Corp.	18,297,024
25,400	First Solar, Inc. *	5,128,260
154,608	Freeport-McMoRan, Inc.	11,710,010
1,241,485	Green Plains, Inc. *	17,939,458
74,650	Gulfport Energy Corp. *	13,395,942
71,900	Halliburton Co.	2,649,515
8,604,569	Kosmos Energy Ltd. *	24,609,067
96,600	Matador Resources Co.	5,603,766
569,900	Mosaic Co.	13,745,988
111,865	Nextpower, Inc. – Class A*	9,176,286
82,100	Noble Corp. PLC	3,762,643

Shares	Description	Value ($)

	United States — continued
131,800	NOV, Inc.	2,806,022
115,500	Ovintiv, Inc.	7,582,575
142,200	Peabody Energy Corp.	4,221,918
577,800	Permian Resources Corp. – Class A	13,456,962
417,705	SM Energy Co.	15,530,272
312,741	SolarEdge Technologies, Inc. *	10,070,260
2,321,288	Sunrun, Inc. *	19,893,438
89,600	Talos Energy, Inc. *	1,546,496
42,900	Weatherford International PLC	4,194,333
264,300	Weyerhaeuser Co. – (REIT)	6,176,691

	Total United States	503,905,036

	TOTAL COMMON STOCKS (COST $1,141,070,584)	1,120,076,010

	PREFERRED STOCKS (d) — 8.1%

	Brazil — 5.8%
7,227,772	Bradespar SA	30,687,918
4,788,547	Petroleo Brasileiro SA – Petrobras	41,605,386

	Total Brazil	72,293,304

	Chile — 2.3%
374,522	Sociedad Quimica y Minera de Chile SA Sponsored ADR	29,590,984

	Russia — 0.0%
20,237,584	Surgutneftegas PAO * (b) (c)	—
7,494,797	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $132,300,926)	101,884,288

	INVESTMENT FUNDS — 2.3%

	United States — 2.3%
5,862,222	GMO U.S. Treasury Fund, Class VI (e)	29,311,108

	TOTAL INVESTMENT FUNDS (COST $29,311,108)	29,311,108

27	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
881,878	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (f)	881,878

	TOTAL SHORT-TERM INVESTMENTS (COST $881,878)	881,878

	TOTAL INVESTMENTS — 99.8% (Cost $1,303,564,496)	1,252,153,284
	Other Assets and Liabilities (net) — 0.2%	2,134,026

	TOTAL NET ASSETS — 100.0%	$1,254,287,310

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026
Gazprom Neft PJSC	09/18/15	$17,308,985	0.0%	$—
Gazprom PJSC	09/21/21	65,108,289	0.0%	—
GMK Norilskiy Nickel PAO	04/11/18	66,379,494	0.0%	—
LUKOIL PJSC	10/15/14	14,600,074	0.0%	—
PhosAgro PJSC	08/26/16	14,566,965	0.0%	—
PhosAgro PJSC GDR	08/26/16	93,496	0.0%	—
Surgutneftegas PAO	08/11/16	10,546,926	0.0%	—
Tatneft PJSC	08/12/20	24,585,036	0.0%	—
Tatneft PJSC	09/28/15	47,831,491	0.0%	—

				$—

See accompanying notes to the financial statements.	28

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	Affiliated company (Note 10).

(f)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

29	See accompanying notes to the financial statements.

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Automobiles & Components — 1.2%
176,560	XPEL, Inc.*	8,697,346

	Capital Goods — 13.2%
196,323	AAON, Inc.	14,914,658
97,004	Allegion PLC	15,059,871
150,052	Builders FirstSource, Inc.*	9,963,453
60,496	Kadant, Inc.	18,096,773
19,456	RBC Bearings, Inc.*	9,616,323
575,693	Trex Co., Inc.*	26,240,087

	Total Capital Goods	93,891,165

	Commercial & Professional Services — 7.3%
196,582	Booz Allen Hamilton Holding Corp.	14,871,428
52,329	Clean Harbors, Inc.*	16,496,717
133,989	FTI Consulting, Inc.*	20,174,724

	Total Commercial & Professional Services	51,542,869

	Consumer Discretionary Distribution & Retail — 3.0%
286,531	Ollie’s Bargain Outlet Holdings, Inc.*	21,610,168

	Consumer Durables & Apparel — 4.5%
162,536	Acushnet Holdings Corp.	14,041,485
51,378	Installed Building Products, Inc.	12,476,119
199,556	Malibu Boats, Inc. – Class A*	5,380,030

	Total Consumer Durables & Apparel	31,897,634

	Consumer Services — 4.6%
579,945	Aramark	32,656,703

	Consumer Staples Distribution & Retail — 3.8%
160,076	PriceSmart, Inc.	27,214,521

	Energy — 3.3%
337,002	Cactus, Inc. – Class A	23,697,981

	Financial Services — 11.2%
307,933	Cohen & Steers, Inc.	24,840,955
129,169	Houlihan Lokey, Inc.	17,216,936
147,189	Jack Henry & Associates, Inc.	24,714,505
242,121	StepStone Group, Inc. – Class A	12,653,244

	Total Financial Services	79,425,640

	Food, Beverage & Tobacco — 6.1%
279,638	Celsius Holdings, Inc.*	8,794,615
91,835	Coca-Cola Consolidated, Inc.	17,960,171
150,237	Marzetti Co.	16,924,198

	Total Food, Beverage & Tobacco	43,678,984

	Health Care Equipment & Services — 4.4%
88,186	CorVel Corp.*	6,074,252

Shares	Description	Value ($)

	Health Care Equipment & Services — continued
311,372	Globus Medical, Inc. – Class A*	25,336,339

	Total Health Care Equipment & Services	31,410,591

	Materials — 8.8%
217,515	AptarGroup, Inc.	28,629,324
165,018	Balchem Corp.	29,025,016
43,154	U.S. Lime & Minerals, Inc.	5,097,782

	Total Materials	62,752,122

	Media & Entertainment — 2.9%
308,152	New York Times Co. – Class A	20,729,385

	Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
289,823	Bruker Corp.	16,812,632
25,891	Medpace Holdings, Inc.*	15,378,995

	Total Pharmaceuticals, Biotechnology & Life Sciences	32,191,627

	Semiconductors & Semiconductor Equipment — 9.8%
65,047	Axcelis Technologies, Inc.*	7,501,870
184,755	Cirrus Logic, Inc.*	20,232,520
53,119	Entegris, Inc.	7,186,470
66,336	Onto Innovation, Inc.*	17,725,643
117,489	Universal Display Corp.	9,771,560
168,918	Veeco Instruments, Inc.*	7,483,067

	Total Semiconductors & Semiconductor Equipment	69,901,130

	Software & Services — 2.7%
312,559	Dolby Laboratories, Inc. – Class A	19,241,132

	Technology Hardware & Equipment — 5.2%
174,544	Badger Meter, Inc.	23,645,476
136,487	Itron, Inc.*	13,240,604

	Total Technology Hardware & Equipment	36,886,080

	Transportation — 0.9%
34,224	Landstar System, Inc.	6,181,881

	TOTAL COMMON STOCKS (COST $670,975,854)	693,606,959

	INVESTMENT FUNDS — 2.1%

	United States — 2.1%
2,944,090	GMO U.S. Treasury Fund, Class VI (a)	14,720,450

	TOTAL INVESTMENT FUNDS (COST $14,749,597)	14,720,450

See accompanying notes to the financial statements.	30

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%
3,815,111	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	3,815,111

	TOTAL SHORT-TERM INVESTMENTS (COST $3,815,111)	3,815,111

	TOTAL INVESTMENTS — 100.1% (Cost $689,540,562)	712,142,520
	Other Assets and Liabilities (net) — (0.1)%	(374,661)

	TOTAL NET ASSETS — 100.0%	$711,767,859

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

31	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.5%

	Automobiles & Components — 4.4%
28,688	BorgWarner, Inc.	1,840,622
261,736	Ford Motor Co.	3,648,600
41,472	General Motors Co.	3,579,863
3,053	Gentex Corp.	68,296
3,077	Lear Corp.	384,594

	Total Automobiles & Components	9,521,975

	Banks — 4.6%
49,968	Bank of America Corp.	3,095,018
29,212	Citigroup, Inc.	3,844,883
2,263	Citizens Financial Group, Inc.	155,853
1,500	First Financial Corp.	117,420
3,814	Investar Holding Corp.	114,916
935	JPMorgan Chase & Co.	332,879
37,940	U.S. Bancorp	2,336,345
326	Valley National Bancorp	4,447

	Total Banks	10,001,761

	Capital Goods — 3.3%
3,149	AMETEK, Inc.	740,550
2,467	Caterpillar, Inc.	1,967,359
2,219	Cummins, Inc.	1,252,404
219	EMCOR Group, Inc.	160,864
1,112	EnerSys	204,452
2,497	Honeywell Aerospace, Inc.*	394,801
27,901	Innovative Solutions & Support, Inc.*	530,119
16,466	Kennametal, Inc.	483,112
3,793	Mueller Industries, Inc.	236,721
175	Terex Corp.	11,114
816	Toro Co.	79,813
2,315	Westinghouse Air Brake Technologies Corp.	661,928
410	WW Grainger, Inc.	536,891

	Total Capital Goods	7,260,128

	Commercial & Professional Services — 1.0%
4,547	Booz Allen Hamilton Holding Corp.	343,980
1,470	Cimpress PLC*	130,992
3,356	Deluxe Corp.	77,524
4,481	IBEX Holdings Ltd.*	172,339
21,705	Kelly Services, Inc. – Class A	373,326
3,414	Leidos Holdings, Inc.	478,677
13,794	Mistras Group, Inc.*	258,775
42,682	Resources Connection, Inc.	178,838
3,000	TrueBlue, Inc.*	31,470
20,324	Upwork, Inc.*	183,526

	Total Commercial & Professional Services	2,229,447

	Consumer Discretionary Distribution & Retail — 3.9%
21,757	Amazon.com, Inc.*	5,651,816

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued
19,262	eBay, Inc.	1,994,773
33,258	Macy’s, Inc.	730,345
1,726	Urban Outfitters, Inc.*	139,271

	Total Consumer Discretionary Distribution & Retail	8,516,205

	Consumer Durables & Apparel — 3.9%
3,033	Carter’s, Inc.	98,239
4,644	Crocs, Inc.*	559,045
9,897	Dr. Horton, Inc.	1,430,710
4,998	Ethan Allen Interiors, Inc.	118,203
4,582	Garmin Ltd.	1,301,792
4,381	G-III Apparel Group Ltd.	142,777
4,262	KB Home	227,165
3,029	Lennar Corp. – Class A	254,769
7,624	Levi Strauss & Co. – Class A	158,274
5,906	Lululemon Athletica, Inc.*	710,255
138	M/I Homes, Inc.*	20,536
25,445	Mattel, Inc.*	380,403
15,053	NIKE, Inc. – Class B	587,970
4,946	PulteGroup, Inc.	624,779
1,858	Ralph Lauren Corp.	644,540
8,150	Toll Brothers, Inc.	1,169,117

	Total Consumer Durables & Apparel	8,428,574

	Consumer Services — 1.8%
2,544	Booking Holdings, Inc.	506,485
47,599	El Pollo Loco Holdings, Inc.*	726,837
1,482	Frontdoor, Inc.*	119,849
17,484	H&R Block, Inc.	903,048
1,387	McDonald’s Corp.	365,530
19,707	Perdoceo Education Corp.	655,061
3,898	Stride, Inc.*	337,918
1,815	Yum! Brands, Inc.	278,258

	Total Consumer Services	3,892,986

	Consumer Staples Distribution & Retail — 2.0%
25,418	Target Corp.	4,089,248
5,685	United Natural Foods, Inc.*	249,344

	Total Consumer Staples Distribution & Retail	4,338,592

	Financial Services — 7.1%
3,010	American Express Co.	993,812
10,738	Bank of New York Mellon Corp.	1,731,825
1,850	Bread Financial Holdings, Inc.	193,269
4,807	Capital One Financial Corp.	1,031,149
2,793	Enova International, Inc.*	633,229
1,470	Goldman Sachs Group, Inc.	1,508,073
5,292	Jackson Financial, Inc. – Class A	706,111
12,554	MGIC Investment Corp.	384,780
4,605	Morgan Stanley	982,339

See accompanying notes to the financial statements.	32

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued
12,616	PayPal Holdings, Inc.	664,422
5,867	PROG Holdings, Inc.	223,709
14,758	Radian Group, Inc.	529,222
23,013	State Street Corp.	4,404,228
16,799	Synchrony Financial	1,294,867
20,070	Western Union Co. (a)	143,701

	Total Financial Services	15,424,736

	Food, Beverage & Tobacco — 2.2%
14,599	Altria Group, Inc.	999,740
478	Archer-Daniels-Midland Co.	38,857
5,229	Bunge Global SA	607,662
1,364	Cal-Maine Foods, Inc.	107,647
1,309	Coca-Cola Co.	116,069
25,473	General Mills, Inc.	1,049,488
2,994	Keurig Dr. Pepper, Inc.	95,389
12,944	Monster Beverage Corp.*	594,388
6,316	PepsiCo, Inc.	886,387
853	Smithfield Foods, Inc.	18,689
3,307	Universal Corp.	150,468

	Total Food, Beverage & Tobacco	4,664,784

	Health Care Equipment & Services — 3.2%
6,235	Cigna Group	1,721,359
43,875	CVS Health Corp.	4,120,301
2,971	Elevance Health, Inc.	1,166,236

	Total Health Care Equipment & Services	7,007,896

	Household & Personal Products — 0.7%
5,476	Colgate-Palmolive Co.	491,855
3,154	Kimberly-Clark Corp.	340,474
5,250	Procter & Gamble Co.	761,880

	Total Household & Personal Products	1,594,209

	Insurance — 4.0%
16,571	Allstate Corp.	4,272,004
2,359	Chubb Ltd.	798,757
631	Globe Life, Inc.	108,955
10,173	Hartford Insurance Group, Inc.	1,397,567
1,991	Progressive Corp.	434,197
950	Prudential Financial, Inc.	111,720
4,518	Travelers Cos., Inc.	1,653,272

	Total Insurance	8,776,472

	Materials — 0.9%
1,475	CF Industries Holdings, Inc.	191,794
6,939	Nucor Corp.	1,732,252

	Total Materials	1,924,046

	Media & Entertainment — 8.2%
33,914	Alphabet, Inc. – Class C	11,375,095
38,871	Bumble, Inc. – Class A*	106,506

Shares	Description	Value ($)

	Media & Entertainment — continued
625	Match Group, Inc.	25,406
10,488	Meta Platforms, Inc. – Class A	6,002,702
10,453	PubMatic, Inc. – Class A*	173,833
3,317	Yelp, Inc.*	74,135
33,532	ZoomInfo Technologies, Inc.*	142,176

	Total Media & Entertainment	17,899,853

	Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
35,659	Altimmune, Inc.*	110,899
1,790	Bristol-Myers Squibb Co.	119,590
12,483	Johnson & Johnson	3,318,606
33,368	Merck & Co., Inc.	4,930,456
70,394	Pfizer, Inc.	2,003,413
2,625	Regeneron Pharmaceuticals, Inc.	2,097,585

	Total Pharmaceuticals, Biotechnology & Life Sciences	12,580,549

	Semiconductors & Semiconductor Equipment — 15.0%
10,121	Applied Materials, Inc.	4,639,365
2,643	Broadcom, Inc.	978,809
7,379	Cirrus Logic, Inc.*	808,074
20,508	Everspin Technologies, Inc.*	333,255
3,705	Lam Research Corp.	1,117,021
83,580	NVIDIA Corp.	18,452,792
1,185	NXP Semiconductors NV	266,198
3,329	Photronics, Inc.*	93,678
17,354	Qnity Electronics, Inc.	2,072,588
12,978	QUALCOMM, Inc.	2,212,489
20,459	Skyworks Solutions, Inc.	1,370,958
1,605	Universal Display Corp.	133,488

	Total Semiconductors & Semiconductor Equipment	32,478,715

	Software & Services — 7.6%
14,653	Accenture PLC – Class A	2,780,553
4,754	Adobe, Inc.*	1,391,924
21,415	Cognizant Technology Solutions Corp. – Class A	1,382,981
574	International Business Machines Corp.	134,241
19,002	Microsoft Corp.	9,639,524
11,598	Zoom Communications, Inc.*	1,121,295

	Total Software & Services	16,450,518

	Technology Hardware & Equipment — 14.1%
52,373	Apple, Inc.	16,594,385
7,538	Avnet, Inc.	675,103
36,068	Cisco Systems, Inc.	3,985,153
2,239	Dell Technologies, Inc. – Class C	1,021,007
88,818	Hewlett Packard Enterprise Co.	4,639,852
32,207	HP, Inc.	966,854
921	Keysight Technologies, Inc.*	297,207

33	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Technology Hardware & Equipment — continued
11,684	Methode Electronics, Inc.	212,999
3,678	M-Tron Industries, Inc.*	280,117
10,645	NetApp, Inc.	1,972,412

	Total Technology Hardware & Equipment	30,645,089

	Telecommunication Services — 3.8%
102,537	Comcast Corp. – Class A	2,729,535
110,136	Verizon Communications, Inc.	5,509,003

	Total Telecommunication Services	8,238,538

	Transportation — 2.0%
3,532	CSX Corp.	178,402
5,603	Delta Air Lines, Inc.	437,034
3,743	FedEx Corp.	1,225,458
1,023	Fedex Freight Holding Co., Inc.*	136,816
1,494	Matson, Inc.	335,866
18,927	United Parcel Service, Inc. – Class B	1,972,761

	Total Transportation	4,286,337

	TOTAL COMMON STOCKS (COST $180,125,751)	216,161,410

	DEBT OBLIGATIONS — 0.1%

	U.S. Government — 0.1%
56,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.97%, due 04/30/27 (b)	56,051
56,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 04/30/28	56,042

	Total U.S. Government	112,093

	TOTAL DEBT OBLIGATIONS (COST $112,061)	112,093

	INVESTMENT FUNDS — 0.4%

	United States — 0.4%
174,745	GMO U.S. Treasury Fund, Class VI (c)	873,725

	TOTAL INVESTMENT FUNDS (COST $873,725)	873,725

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
170,441	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (d)	170,441

	TOTAL SHORT-TERM INVESTMENTS (COST $170,441)	170,441

	TOTAL INVESTMENTS — 100.1% (Cost $181,281,978)	217,317,669
	Other Assets and Liabilities (net) — (0.1)%	(169,371)

	TOTAL NET ASSETS — 100.0%	$217,148,298

See accompanying notes to the financial statements.	34

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
1	S&P 500 E-Mini	September 2026	$384,950	$3,576

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(c)	Affiliated company (Note 10).
(d)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

35	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.5%

	Automobiles & Components — 2.0%
10,759	Autoliv, Inc.	1,304,098
4,600	BorgWarner, Inc.	295,136
159,889	Ford Motor Co.	2,228,853
16,994	General Motors Co.	1,466,922
14,461	Lear Corp.	1,807,481

	Total Automobiles & Components	7,102,490

	Banks — 9.7%
120,503	Bank of America Corp.	7,463,956
27,073	Citigroup, Inc.	3,563,348
5,797	Citizens Financial Group, Inc.	399,239
3,107	Fifth Third Bancorp	167,063
48,574	Huntington Bancshares, Inc.	810,457
22,138	JPMorgan Chase & Co.	7,881,571
8,068	M&T Bank Corp.	1,887,428
11,487	PNC Financial Services Group, Inc.	2,752,630
35,089	Truist Financial Corp.	1,739,713
68,564	U.S. Bancorp	4,222,171
33,805	Wells Fargo & Co.	2,920,414

	Total Banks	33,807,990

	Capital Goods — 1.7%
5,220	A.O. Smith Corp.	308,659
6,610	AGCO Corp.	782,029
16,497	CNH Industrial NV	195,160
19,035	Fortune Brands Innovations, Inc.	843,822
5,592	Northrop Grumman Corp.	3,018,002
5,741	Oshkosh Corp.	884,745

	Total Capital Goods	6,032,417

	Commercial & Professional Services — 2.0%
42,895	Booz Allen Hamilton Holding Corp.	3,245,007
11,109	Genpact Ltd.	421,920
4,597	Leidos Holdings, Inc.	644,545
5,836	ManpowerGroup, Inc.	367,376
7,745	Paycom Software, Inc.	1,851,830
12,751	Robert Half, Inc.	578,130

	Total Commercial & Professional Services	7,108,808

	Consumer Discretionary Distribution & Retail — 3.3%
7,587	Abercrombie & Fitch Co. – Class A*	1,085,548
19,075	Academy Sports & Outdoors, Inc.	819,462
2,799	AutoNation, Inc.*	563,299
27,406	Bath & Body Works, Inc.	527,566
7,633	Best Buy Co., Inc.	611,785
12,271	eBay, Inc.	1,270,785
54,524	Gap, Inc.	1,216,430
1,662	Group 1 Automotive, Inc.	447,975
20,055	Kohl’s Corp.	357,380
27,540	LKQ Corp.	691,254

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued
3,794	Lowe’s Cos., Inc.	776,632
104,349	Macy’s, Inc.	2,291,504
9,793	Signet Jewelers Ltd.	805,768

	Total Consumer Discretionary Distribution & Retail	11,465,388

	Consumer Durables & Apparel — 2.3%
15,293	Dr. Horton, Inc.	2,210,756
21,077	KB Home	1,123,404
4,809	Lennar Corp. – Class A	404,485
1,714	M/I Homes, Inc.*	255,060
47,531	Mattel, Inc.*	710,588
11,615	Meritage Homes Corp.	806,430
11,918	NIKE, Inc. – Class B	465,517
7,371	PulteGroup, Inc.	931,105
6,726	PVH Corp.	498,800
1,616	Toll Brothers, Inc.	231,815
9,856	YETI Holdings, Inc.*	404,589

	Total Consumer Durables & Apparel	8,042,549

	Consumer Services — 0.9%
2,094	Covista, Inc.*	277,099
46,999	H&R Block, Inc.	2,427,498
15,461	Perdoceo Education Corp.	513,924

	Total Consumer Services	3,218,521

	Consumer Staples Distribution & Retail — 2.1%
51,846	Albertsons Cos., Inc. – Class A	640,298
3,945	Dollar General Corp.	500,029
29,331	Kroger Co.	1,687,706
2,825	Sysco Corp.	229,051
27,413	Target Corp.	4,410,203

	Total Consumer Staples Distribution & Retail	7,467,287

	Energy — 8.8%
40,794	APA Corp.	1,760,261
12,357	Chevron Corp.	2,547,272
23,952	ConocoPhillips	3,173,400
59,516	Devon Energy Corp.	2,887,121
29,580	EOG Resources, Inc.	4,287,917
75,514	ExxonMobil Holdings Corp.	12,153,978
18,470	Halliburton Co.	680,620
14,876	Kinder Morgan, Inc.	479,602
2,771	Marathon Petroleum Corp.	1,034,470
12,065	Occidental Petroleum Corp.	726,072
3,846	Phillips 66	948,347

	Total Energy	30,679,060

	Equity Real Estate Investment Trusts (REITs) — 0.6%
81,313	VICI Properties, Inc. – (REIT)	2,085,678

See accompanying notes to the financial statements.	36

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Financial Services — 6.6%
7,016	American Express Co.	2,316,473
2,951	Ameriprise Financial, Inc.	1,632,228
1,032	Berkshire Hathaway, Inc. – Class B*	520,159
23,570	Blue Owl Capital Corp.	271,762
4,874	Bread Financial Holdings, Inc.	509,187
26,363	Capital One Financial Corp.	5,655,127
2,324	Enova International, Inc.*	526,897
4,716	Federated Hermes, Inc.	300,173
4,807	Franklin Templeton, Inc.	164,159
39,245	MGIC Investment Corp.	1,202,859
52,272	PayPal Holdings, Inc.	2,752,905
38,854	Radian Group, Inc.	1,393,305
26,065	SLM Corp.	676,908
12,858	State Street Corp.	2,460,764
11,402	Synchrony Financial	878,866
8,226	T. Rowe Price Group, Inc.	915,389
107,028	Western Union Co. (a)	766,321

	Total Financial Services	22,943,482

	Food, Beverage & Tobacco — 2.8%
19,581	Archer-Daniels-Midland Co.	1,591,740
16,495	Brown-Forman Corp. – Class B	438,272
29,597	General Mills, Inc.	1,219,397
4,650	Ingredion, Inc.	481,089
9,669	Keurig Dr. Pepper, Inc.	308,054
20,130	Mondelez International, Inc. – Class A	1,249,469
32,621	PepsiCo, Inc.	4,578,031

	Total Food, Beverage & Tobacco	9,866,052

	Health Care Equipment & Services — 6.1%
4,199	Becton Dickinson & Co.	789,874
19,856	Cigna Group	5,481,844
28,466	CVS Health Corp.	2,673,242
11,092	Elevance Health, Inc.	4,354,054
7,082	GE HealthCare Technologies, Inc.	504,451
4,892	Humana, Inc.	1,874,761
43,727	Medtronic PLC	3,963,853
2,964	UnitedHealth Group, Inc.	1,154,211
3,069	Universal Health Services, Inc. – Class B	522,743

	Total Health Care Equipment & Services	21,319,033

	Household & Personal Products — 2.6%
6,447	Colgate-Palmolive Co.	579,069
78,012	Kenvue, Inc.	1,472,867
15,323	Kimberly-Clark Corp.	1,654,118
37,109	Procter & Gamble Co.	5,385,258

	Total Household & Personal Products	9,091,312

	Insurance — 7.5%
7,870	Aflac, Inc.	911,740
18,214	Allstate Corp.	4,695,569
25,545	American International Group, Inc.	1,950,616
10,408	Arch Capital Group Ltd.*	1,020,713

Shares	Description	Value ($)

	Insurance — continued
8,805	Chubb Ltd.	2,981,373
1,208	Globe Life, Inc.	208,585
19,730	Hartford Insurance Group, Inc.	2,710,507
6,059	Lincoln National Corp.	258,053
17,979	MetLife, Inc.	1,711,061
28,872	Progressive Corp.	6,296,406
7,172	Prudential Financial, Inc.	843,427
6,434	Travelers Cos., Inc.	2,354,394
2,892	Unum Group	269,592

	Total Insurance	26,212,036

	Materials — 1.5%
4,029	CF Industries Holdings, Inc.	523,891
6,894	Commercial Metals Co.	465,138
13,708	CRH PLC	1,292,527
11,964	Eastman Chemical Co.	866,672
5,359	Nucor Corp.	1,337,821
5,124	PPG Industries, Inc.	574,759

	Total Materials	5,060,808

	Media & Entertainment — 6.4%
3,553	Fox Corp. – Class B	213,962
34,823	Match Group, Inc.	1,415,555
32,450	Meta Platforms, Inc. – Class A	18,572,433
19,892	Walt Disney Co.	2,139,384

	Total Media & Entertainment	22,341,334

	Pharmaceuticals, Biotechnology & Life Sciences — 11.5%
110,626	Bristol-Myers Squibb Co.	7,390,923
2,252	Gilead Sciences, Inc.	329,558
2,747	Incyte Corp.*	338,485
25,097	Johnson & Johnson	6,672,038
71,924	Merck & Co., Inc.	10,627,490
306,872	Pfizer, Inc.	8,733,577
7,550	Regeneron Pharmaceuticals, Inc.	6,033,054

	Total Pharmaceuticals, Biotechnology & Life Sciences	40,125,125

	Real Estate Management & Development — 0.2%
3,454	CBRE Group, Inc. – Class A*	503,628
231	Jones Lang LaSalle, Inc.*	84,516

	Total Real Estate Management & Development	588,144

	Semiconductors & Semiconductor Equipment — 2.3%
1,984	NXP Semiconductors NV	445,686
41,561	QUALCOMM, Inc.	7,085,319
7,338	Skyworks Solutions, Inc.	491,719

	Total Semiconductors & Semiconductor Equipment	8,022,724

37	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Software & Services — 10.5%
28,017	Cognizant Technology Solutions Corp. – Class A	1,809,338
1,193	Gartner, Inc.*	236,345
3,543	Gen Digital, Inc.	109,833
14,139	International Business Machines Corp.	3,306,688
1,684	Intuit, Inc.	605,061
52,073	Microsoft Corp.	26,416,112
3,132	Roper Technologies, Inc.	1,329,973
8,192	Salesforce, Inc.	2,109,768
9,830	Zoom Communications, Inc.*	950,364

	Total Software & Services	36,873,482

	Technology Hardware & Equipment — 1.5%
13,448	Avnet, Inc.	1,204,403
20,521	Hewlett Packard Enterprise Co.	1,072,017
57,470	HP, Inc.	1,725,250
3,070	NetApp, Inc.	568,840
4,088	TE Connectivity PLC	839,062

	Total Technology Hardware & Equipment	5,409,572

	Telecommunication Services — 4.8%
153,457	AT&T, Inc.	3,973,002
136,143	Comcast Corp. – Class A	3,624,126
184,487	Verizon Communications, Inc.	9,228,040

	Total Telecommunication Services	16,825,168

	Transportation — 1.7%
10,300	Delta Air Lines, Inc.	803,400
4,165	FedEx Corp.	1,363,621
35,137	United Parcel Service, Inc. – Class B	3,662,329

	Total Transportation	5,829,350

	Utilities — 0.1%
4,444	Edison International	239,887

	TOTAL COMMON STOCKS (COST $307,584,386)	347,757,697

	INVESTMENT FUNDS — 0.3%

	United States — 0.3%
243,287	GMO U.S. Treasury Fund, Class VI(b)	1,216,436

	TOTAL INVESTMENT FUNDS (COST $1,216,436)	1,216,436

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
134,782	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64%(c)	134,782

	TOTAL SHORT-TERM INVESTMENTS (COST $134,782)	134,782

	TOTAL INVESTMENTS — 99.9% (Cost $308,935,604)	349,108,915
	Other Assets and Liabilities (net) — 0.1%	499,872

	TOTAL NET ASSETS — 100.0%	$349,608,787

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Affiliated company (Note 10).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

See accompanying notes to the financial statements.	38

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.6%

	Automobiles & Components — 5.1%
17,609	BorgWarner, Inc.	1,129,793
11,527	Gentex Corp.	257,859
7,248	Harley-Davidson, Inc.	200,045
7,670	Lear Corp.	958,673
1,749	Motorcar Parts of America, Inc.*	20,323
3,295	Phinia, Inc.	225,510
8,585	Winnebago Industries, Inc.	258,323

	Total Automobiles & Components	3,050,526

	Banks — 9.1%
4,458	Amalgamated Financial Corp.	214,296
628	Bankwell Financial Group, Inc.	41,285
5,343	Capitol Federal Financial, Inc.	46,003
1,813	Central Pacific Financial Corp.	67,480
1,794	ChoiceOne Financial Services, Inc.	59,579
2,069	Community Trust Bancorp, Inc.	157,513
2,530	Customers Bancorp, Inc.*	197,795
3,483	Farmers National Banc Corp.	54,370
15,830	First Commonwealth Financial Corp.	327,681
1,441	First Community Bankshares, Inc.	69,874
1,027	First Community Corp.	33,994
2,252	First Financial Corp.	176,287
38,721	FNB Corp.	705,884
22,659	Fulton Financial Corp.	531,580
3,035	Hanmi Financial Corp.	94,085
20,470	Hope Bancorp, Inc.	282,281
4,294	Horizon Bancorp, Inc.	83,389
3,074	Independent Bank Corp.	112,170
4,413	Investar Holding Corp.	132,964
786	Metropolitan Bank Holding Corp.	71,353
17,232	Northwest Bancshares, Inc.	263,477
1,076	OFG Bancorp	56,006
1,274	Plumas Bancorp	78,007
2,764	Popular, Inc.	464,877
4,611	Primis Financial Corp.	73,315
69,608	Valley National Bancorp	949,453
2,455	Westamerica BanCorp	142,513

	Total Banks	5,487,511

	Capital Goods — 7.0%
3,735	Apogee Enterprises, Inc.	145,889
3,692	Atkore, Inc.	345,903
86	Builders FirstSource, Inc.*	5,710
10,633	Fortune Brands Innovations, Inc.	471,361
7,080	Hudson Technologies, Inc.*	37,807
1,159	Hyster-Yale, Inc.	39,244
6,427	Innovative Solutions & Support, Inc.*	122,113
35,070	Kennametal, Inc.	1,028,954
6,650	Matrix Service Co.*	71,887
526	MSC Industrial Direct Co., Inc. – Class A	62,531
2,008	Perma-Pipe International Holdings, Inc.*	55,079

Shares	Description	Value ($)

	Capital Goods — continued
3,369	Proto Labs, Inc.*	269,722
300	Rush Enterprises, Inc. – Class B	23,322
10,249	Terex Corp.	650,914
5,253	Timken Co.	632,724
653	Toro Co.	63,870
2,624	Trinity Industries, Inc.	75,624
9,028	Wabash National Corp.	121,788

	Total Capital Goods	4,224,442

	Commercial & Professional Services — 7.1%
1,832	Brady Corp. – Class A	166,071
10,708	Deluxe Corp.	247,355
10,390	Kelly Services, Inc. – Class A	178,708
14,442	ManpowerGroup, Inc.	909,124
1,381	MillerKnoll, Inc.	31,197
5,681	Mistras Group, Inc.*	106,576
5,742	Paycom Software, Inc.	1,372,912
12,882	Pitney Bowes, Inc.	220,669
10,690	Resources Connection, Inc.	44,791
6,516	Robert Half, Inc.	295,435
40	Science Applications International Corp.	5,129
13,710	TaskUS, Inc. – Class A	113,107
5,005	TrueBlue, Inc.*	52,502
58,956	Upwork, Inc.*	532,373

	Total Commercial & Professional Services	4,275,949

	Consumer Discretionary Distribution & Retail — 2.7%
2,190	Cato Corp. – Class A*	5,716
16,139	Kohl’s Corp.	287,597
48,948	Macy’s, Inc.	1,074,898
11,143	Sally Beauty Holdings, Inc.*	182,522
3,411	Upbound Group, Inc.	62,421
494	Weyco Group, Inc.	22,117

	Total Consumer Discretionary Distribution & Retail	1,635,271

	Consumer Durables & Apparel — 7.5%
15,315	Carter’s, Inc.	496,053
6,768	Century Communities, Inc.	457,178
2,272	Dream Finders Homes, Inc. – Class A*	31,922
7,269	Ethan Allen Interiors, Inc.	171,912
12,527	G-III Apparel Group Ltd.	408,255
1,368	Hooker Furnishings Corp.	17,921
6,158	KB Home	328,221
6,128	La-Z-Boy, Inc.	193,890
3,374	M/I Homes, Inc.*	502,085
46,564	Mattel, Inc.*	696,132
4,415	Meritage Homes Corp.	306,534
1,092	Movado Group, Inc.	36,833
5,336	Toll Brothers, Inc.	765,449
1,681	Universal Electronics, Inc.	7,665

39	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued
2,650	Whirlpool Corp.	108,226

	Total Consumer Durables & Apparel	4,528,276

	Consumer Services — 5.2%
4,035	Bloomin’ Brands, Inc.*	41,560
7,204	El Pollo Loco Holdings, Inc.*	110,005
151	Graham Holdings Co. – Class B	170,462
21,992	H&R Block, Inc.	1,135,887
1,384	Monarch Casino & Resort, Inc.	166,703
366	Papa John’s International, Inc.	8,594
22,448	Perdoceo Education Corp.	746,172
548	Strategic Education, Inc.	45,396
8,328	Stride, Inc.*	721,954

	Total Consumer Services	3,146,733

	Consumer Staples Distribution & Retail — 0.5%
6,391	United Natural Foods, Inc.*	280,309
1,140	Village Super Market, Inc. – Class A	49,339

	Total Consumer Staples Distribution & Retail	329,648

	Energy — 3.2%
7,246	Dorian LPG Ltd.	362,590
2,076	Energy Services of America Corp.	24,185
9,097	FutureFuel Corp.	47,941
144	Helix Energy Solutions Group, Inc.*	1,483
2,367	International Seaways, Inc.	233,481
3,382	Oceaneering International, Inc.*	175,052
10,421	PBF Energy, Inc. – Class A	760,629
760	Riley Exploration Permian, Inc.	29,663
7,094	SM Energy Co.	263,755
1,054	World Kinect Corp.	37,681

	Total Energy	1,936,460

	Equity Real Estate Investment Trusts (REITs) — 4.5%
6,067	American Assets Trust, Inc. – (REIT)	136,265
21,929	Apple Hospitality REIT, Inc.	349,767
1,624	CBL & Associates Properties, Inc. – (REIT)	88,817
24,191	DiamondRock Hospitality Co. – (REIT)	297,791
36,865	Host Hotels & Resorts, Inc. – (REIT)	808,449
13,716	Industrial Logistics Properties Trust – (REIT)	113,226
3,175	Innovative Industrial Properties, Inc. – (REIT)	180,721
7,922	Park Hotels & Resorts, Inc. – (REIT)	121,207
30,748	SITE Centers Corp. – (REIT)	90,707
31,208	Sunstone Hotel Investors, Inc. – (REIT)	348,593
8,803	Xenia Hotels & Resorts, Inc. – (REIT)	165,056

	Total Equity Real Estate Investment Trusts (REITs)	2,700,599

Shares	Description	Value ($)

	Financial Services — 10.5%
12,310	Bread Financial Holdings, Inc.	1,286,026
2,161	Enact Holdings, Inc.	104,160
691	Encore Capital Group, Inc.*	67,034
3,517	Enova International, Inc.*	797,374
11,907	Jackson Financial, Inc. – Class A	1,588,751
2,522	Merchants Bancorp	132,758
2,042	MGIC Investment Corp.	62,587
6,415	Oportun Financial Corp.*	47,150
13,670	PROG Holdings, Inc.	521,237
26,307	Radian Group, Inc.	943,369
2,039	Waterstone Financial, Inc.	42,738
104,708	Western Union Co.	749,709
294	Westwood Holdings Group, Inc.	5,695

	Total Financial Services	6,348,588

	Food, Beverage & Tobacco — 4.8%
10,440	Cal-Maine Foods, Inc.	823,925
10,577	Campbell’s Co.	250,463
59,762	Conagra Brands, Inc.	957,387
1,952	Ingredion, Inc.	201,954
1,695	Seneca Foods Corp. – Class A*	336,102
7,157	Universal Corp.	325,643

	Total Food, Beverage & Tobacco	2,895,474

	Health Care Equipment & Services — 1.4%
1,666	National HealthCare Corp.	360,739
256	NeuroPace, Inc.*	3,751
7,793	Pediatrix Medical Group, Inc.*	204,410
405	Universal Health Services, Inc. – Class B	68,984
9,625	Varex Imaging Corp.*	177,966

	Total Health Care Equipment & Services	815,850

	Household & Personal Products — 1.8%
916	Edgewell Personal Care Co.	26,307
45,069	Herbalife Ltd.*	495,308
6,786	Spectrum Brands Holdings, Inc.	585,700

	Total Household & Personal Products	1,107,315

	Insurance — 5.4%
2,894	CNO Financial Group, Inc.	158,562
10,366	Genworth Financial, Inc.*	103,038
1,285	Globe Life, Inc.	221,881
8,782	Hamilton Insurance Group Ltd. – Class B	308,775
1,217	Hanover Insurance Group, Inc.	275,176
30,716	Lincoln National Corp.	1,308,194
1,606	Mercury General Corp.	163,748
2,223	Old Republic International Corp.	92,766
9,099	Slide Insurance Holdings, Inc.	211,552
2,723	Universal Insurance Holdings, Inc.	117,034
3,276	Unum Group	305,389

	Total Insurance	3,266,115

See accompanying notes to the financial statements.	40

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Materials — 1.9%
7,908	Alto Ingredients, Inc.*	31,316
141	Cabot Corp.	11,662
3,200	Commercial Metals Co.	215,904
4,696	Eastman Chemical Co.	340,178
3,161	FMC Corp.	36,446
3,519	Koppers Holdings, Inc.	161,417
13,440	Orion SA	83,866
4,487	Sonoco Products Co.	247,458

	Total Materials	1,128,247

	Media & Entertainment — 5.1%
18,139	Cars.com, Inc.*	212,226
13,150	DoubleVerify Holdings, Inc.*	176,210
38,162	Match Group, Inc.	1,551,285
3,161	PubMatic, Inc. – Class A*	52,568
23,455	Taboola.com Ltd.*	87,487
15,735	Yelp, Inc.*	351,677
1,779	Ziff Davis, Inc.*	98,112
131,253	ZoomInfo Technologies, Inc.*	556,513

	Total Media & Entertainment	3,086,078

	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
4,937	Enanta Pharmaceuticals, Inc.*	65,810
5,678	Exagen, Inc.*	41,677
11,048	Harmony Biosciences Holdings, Inc.*	435,070
1,843	Tenax Therapeutics, Inc.*	3,391
21,737	Vanda Pharmaceuticals, Inc.*	117,380

	Total Pharmaceuticals, Biotechnology & Life Sciences	663,328

	Real Estate Management & Development — 0.0%
12,743	Douglas Elliman, Inc.*	23,575

	Semiconductors & Semiconductor Equipment — 6.6%
942	Alpha & Omega Semiconductor Ltd.*	23,230
2,069	Axcelis Technologies, Inc.*	238,618
7,424	Cirrus Logic, Inc.*	813,002
7,080	Diodes, Inc.*	642,864
9,532	Everspin Technologies, Inc.*	154,895
37,121	Photronics, Inc.*	1,044,585
16,393	Skyworks Solutions, Inc.	1,098,495

	Total Semiconductors & Semiconductor Equipment	4,015,689

	Software & Services — 0.8%
10,783	A10 Networks, Inc.	273,780
2,033	Alarm.com Holdings, Inc.*	117,019
10,025	Crexendo, Inc.*	61,554
2,360	Viant Technology, Inc. – Class A*	30,397

	Total Software & Services	482,750

Shares	Description	Value ($)

	Technology Hardware & Equipment — 5.0%
3,207	Arrow Electronics, Inc.*	655,607
11,049	Avnet, Inc.	989,548
1,463	CTS Corp.	82,616
28,195	Eastman Kodak Co.*	253,191
24,507	Lantronix, Inc.*	129,887
12,771	Methode Electronics, Inc.	232,815
2,327	M-Tron Industries, Inc.*	177,224
366	NetScout Systems, Inc.*	14,212
9,709	One Stop Systems, Inc.*	101,168
943	PC Connection, Inc.	75,317
382	Plexus Corp.*	91,478
5,761	Sensata Technologies Holding PLC	236,374

	Total Technology Hardware & Equipment	3,039,437

	Telecommunication Services — 0.1%
3,787	Spok Holdings, Inc.	39,801

	Transportation — 3.2%
7,579	ArcBest Corp.	1,045,675
2,260	Heartland Express, Inc.	27,933
3,811	Matson, Inc.	856,751

	Total Transportation	1,930,359

	TOTAL COMMON STOCKS (COST $53,351,106)	60,158,021

	INVESTMENT FUNDS — 0.3%

	United States — 0.3%
42,275	GMO U.S. Treasury Fund, Class VI (a)	211,374

	TOTAL INVESTMENT FUNDS (COST $211,397)	211,374

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
71,293	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64%(b)	71,293

	TOTAL SHORT-TERM INVESTMENTS (COST $71,293)	71,293

	TOTAL INVESTMENTS — 100.0% (Cost $53,633,796)	60,440,688
	Other Assets and Liabilities (net) — (0.0)%	(18,887)

	TOTAL NET ASSETS — 100.0%	$60,421,801

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

41	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

See accompanying notes to the financial statements.	42

GMO Trust Funds

August 31, 2026 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

The rates shown on variable rate notes are the current interest rates at August 31, 2026, which are subject to change based on the terms of the security.

43	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited)

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$11,505,145	$611,548	$4,126,490	$21,591,912	$1,030,926
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	565,854,207	86,635,442	561,754,685	1,382,835,191	520,188,068
Foreign currency, at value (Note 2)(d)	3,956	110,559	3,360,717	525,805	268,191
Cash	16	373	1,802	49,791	423,964
Receivable for investments sold	—	2,476,074	—	—	6,202,778
Receivable for Fund shares sold	103,236	—	1,024,545	3,977,492	—
Dividends and interest receivable	214,266	279,948	1,786,362	2,666,295	1,246,982
Dividend withholding tax receivable	146,635	739	508	846,531	384,031
Foreign capital gains tax refund receivable (Note 2)	—	—	481,377	—	—
EU tax reclaims receivable (Note 2)	613,261	—	—	162,273	2,415,846
Receivable from liquidated underlying funds (Note 2)	—	—	171,425	—	—
Due from broker (Note 2)	—	—	430,003	450,000	1,260
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	23,716	24,335	55,473	71,998	44,724

Total assets	578,464,438	90,139,018	573,193,387	1,413,177,288	532,206,770

Liabilities:
Payable for investments purchased	23,560	1,488,686	7,604	454	2,325,822
Payable for Fund shares repurchased	13,843	800,000	1,106,058	4,086,162	3,980,540
Accrued foreign capital gains tax payable (Note 2)	—	60,903	230,766	—	—
Payable for IRS closing agreement fees (Note 2)	—	—	—	—	862,884
Payable to affiliate for (Note 5):
Management fee	296,723	40,777	310,279	595,061	225,784
Shareholder service fee	74,181	7,515	64,212	168,315	47,952
Payable for variation margin on open futures contracts (Note 4)	—	—	11,700	35,550	—
Payable to Trustees and related expenses	4,851	863	4,590	11,821	5,085
Miscellaneous payable	—	—	690,262	—	—
Accrued expenses	347,377	454,806	981,596	550,941	289,271

Total liabilities	760,535	2,853,550	3,407,067	5,448,304	7,737,338

Commitments and contingent liabilities (Note 5)

Net assets	$577,703,903	$87,285,468	$569,786,320	$1,407,728,984	$524,469,432

(a) Cost of investments – affiliated issuers:	$11,508,108	$611,548	$9,814,634	$21,595,543	$1,030,926
(b) Cost of investments – unaffiliated issuers:	$635,649,411	$92,159,589	$546,234,695	$1,130,766,126	$429,833,799
(c) Includes securities on loan at value (Note 2):	$10,646,716	$45,763	$5,627,228	$32,541,714	$8,444,953
(d) Cost of foreign currency:	$3,927	$110,339	$3,358,709	$525,701	$267,897

See accompanying notes to the financial statements.	44

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Net assets consist of:
Paid-in capital	$755,272,958	$137,619,724	$2,147,249,075	$1,696,846,192	$393,880,087
Distributable earnings (accumulated loss)	(177,569,055)	(50,334,256)	(1,577,462,755)	(289,117,208)	130,589,345

	$577,703,903	$87,285,468	$569,786,320	$1,407,728,984	$524,469,432

Net assets attributable to:

Class II	$—	$—	$114,927,719	$—	$—

Class III	$177,501,498	$42,422,370	$68,416,824	$454,303,128	$42,424,292

Class IV	$—	$—	$—	$600,908,980	$460,869,970

Class VI	$—	$44,863,098	$268,433,645	$—	$—

Class R6	$323,108,009	$—	$26,004,736	$—	$19,972,626

Class I	$77,094,396	$—	$92,003,396	$352,516,876	$1,202,544

Shares outstanding:

Class II	—	—	2,863,304	—	—

Class III	6,362,230	2,117,847	1,671,880	10,944,692	2,206,901

Class IV	—	—	—	14,498,467	24,071,957

Class VI	—	2,233,099	6,761,303	—	—

Class R6	11,612,057	—	648,114	—	1,040,965

Class I	2,767,974	—	2,298,787	8,470,909	62,943

Net asset value per share:

Class II	$—	$—	$40.14	$—	$—

Class III	$27.90	$20.03	$40.92	$41.51	$19.22

Class IV	$—	$—	$—	$41.45	$19.15

Class VI	$—	$20.09	$39.70	$—	$—

Class R6	$27.83	$—	$40.12	$—	$19.19

Class I	$27.85	$—	$40.02	$41.61	$19.11

45	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	Japan Value Creation Fund	Quality Fund	Resource Transition Fund	Resources Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$7,632,088	$97,223,305	$4,141,217	$29,311,108
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	326,381,942	12,625,219,856	173,681,862	1,222,842,176
Foreign currency, at value (Note 2)(d)	—	14	14,776	5,293
Cash	1	164	3	14
Receivable for investments sold	845,823	—	—	—
Receivable for Fund shares sold	1,100,560	23,842,809	—	543,323
Dividends and interest receivable	409,424	8,267,300	353,624	5,302,267
Dividend withholding tax receivable	253,172	3,008,776	52,831	457,833
Foreign capital gains tax refund receivable (Note 2)	—	—	—	879
EU tax reclaims receivable (Note 2)	—	—	—	925,087
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	26,151	62,510	19,453	1,727

Total assets	336,649,161	12,757,624,734	178,263,766	1,259,389,707

Liabilities:
Payable for cash collateral from securities loaned (Note 2)	—	—	111,181	—
Payable for investments purchased	1,665,789	—	10,890	—
Payable for Fund shares repurchased	1,108,000	7,383,351	—	3,059,314
Accrued foreign capital gains tax payable (Note 2)	—	—	—	148,724
Payable to affiliate for (Note 5):
Management fee	141,485	3,562,805	118,431	517,669
Shareholder service fee	31,215	1,262,383	8,142	143,221
Payable to Trustees and related expenses	1,580	143,255	1,074	19,191
Accrued expenses	214,400	3,445,461	224,617	1,214,278

Total liabilities	3,162,469	15,797,255	474,335	5,102,397

Commitments and contingent liabilities (Note 5)

Net assets	$333,486,692	$12,741,827,479	$177,789,431	$1,254,287,310

(a) Cost of investments – affiliated issuers:	$7,643,753	$97,222,716	$4,147,837	$29,311,108
(b) Cost of investments – unaffiliated issuers:	$270,462,728	$6,843,092,600	$197,061,457	$1,274,253,388
(c) Includes securities on loan at value (Note 2):	$—	$—	$939,538	$58,263,364
(d) Cost of foreign currency:	$—	$16	$14,704	$5,458

See accompanying notes to the financial statements.	46

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	Japan Value Creation Fund	Quality Fund	Resource Transition Fund	Resources Fund
Net assets consist of:
Paid-in capital	$241,110,008	$6,346,994,686	$260,534,168	$1,408,673,089
Distributable earnings (accumulated loss)	92,376,684	6,394,832,793	(82,744,737)	(154,385,779)

	$333,486,692	$12,741,827,479	$177,789,431	$1,254,287,310

Net assets attributable to:

Class III	$52,189,401	$3,194,063,739	$—	$233,755,946

Class IV	$—	$1,557,230,350	$—	$144,818,067

Class VI	$138,108,638	$3,696,504,354	$177,789,431	$77,963,840

Class R6	$—	$2,395,735,458	$—	$396,054,826

Class I	$143,188,653	$1,898,293,578	$—	$401,694,631

Shares outstanding:

Class III	1,717,029	84,567,650	—	8,556,750

Class IV	—	41,069,517	—	5,319,671

Class VI	4,541,057	97,845,920	9,527,001	2,865,329

Class R6	—	63,578,885	—	14,519,412

Class I	4,728,432	50,483,164	—	14,690,781

Net asset value per share:

Class III	$30.40	$37.77	$—	$27.32

Class IV	$—	$37.92	$—	$27.22

Class VI	$30.41	$37.78	$18.66	$27.21

Class R6	$—	$37.68	$—	$27.28

Class I	$30.28	$37.60	$—	$27.34

47	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$14,720,450	$873,725	$1,216,436	$211,374
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	697,422,070	216,443,944	347,892,479	60,229,314
Cash	2	2	—	6
Receivable for investments sold	—	1,528,994	4,308,105	374,698
Receivable for Fund shares sold	130,610	—	8,862	—
Dividends and interest receivable	350,446	225,894	705,584	57,307
Due from broker (Note 2)	—	—	—	17
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	51,393	13,124	13,405	8,602

Total assets	712,674,971	219,085,683	354,144,871	60,881,318

Liabilities:
Due to broker (Note 2)	—	8	—	—
Payable for investments purchased	41,176	—	257,790	32,673
Payable for Fund shares repurchased	75,824	1,700,000	3,883,136	300,000
Payable to affiliate for (Note 5):
Management fee	370,273	57,971	93,123	16,306
Shareholder service fee	80,826	18,272	31,835	2,892
Payable for variation margin on open futures contracts (Note 4)	—	1,150	—	—
Payable to Trustees and related expenses	6,745	2,347	5,513	334
Accrued expenses	332,268	157,637	264,687	107,312

Total liabilities	907,112	1,937,385	4,536,084	459,517

Commitments and contingent liabilities (Note 5)

Net assets	$711,767,859	$217,148,298	$349,608,787	$60,421,801

(a) Cost of investments – affiliated issuers:	$14,749,597	$873,725	$1,216,436	$211,397
(b) Cost of investments – unaffiliated issuers:	$674,790,965	$180,408,253	$307,719,168	$53,422,399
(c) Includes securities on loan at value (Note 2):	$—	$143,701	$122,787	$—

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund

Net assets consist of:
Paid-in capital	$649,952,389	$156,351,548	$274,552,370	$48,867,111
Distributable earnings (accumulated loss)	61,815,470	60,796,750	75,056,417	11,554,690

	$711,767,859	$217,148,298	$349,608,787	$60,421,801

Net assets attributable to:

Class III	$70,927,612	$96,545,526	$108,218,168	$—

Class IV	$168,117,577	$—	$—	$—

Class VI	$53,971,324	$120,602,772	$162,641,738	$60,421,801

Class R6	$226,432,966	$—	$2,016,283	$—

Class I	$192,318,380	$—	$76,732,598	$—

Shares outstanding:

Class III	2,841,776	6,062,481	4,404,248	—

Class IV	6,736,665	—	—	—

Class VI	2,158,450	7,736,740	6,630,242	2,292,719

Class R6	9,080,776	—	81,309	—

Class I	7,703,417	—	3,136,219	—

Net asset value per share:

Class III	$24.96	$15.93	$24.57	$—

Class IV	$24.96	$—	$—	$—

Class VI	$25.00	$15.59	$24.53	$26.35

Class R6	$24.94	$—	$24.80	$—

Class I	$24.97	$—	$24.47	$—

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2026 (Unaudited)

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$4,263,352	$1,788,123	$11,907,949	$26,515,325	$8,344,542
Dividends from affiliated issuers (Note 10)	162,860	12,107	108,131	470,849	39,705
Interest	435	2,642	27,614	14,131	—
Securities lending income (net)	55,769	5,112	25,157	70,615	53,963
Other income (Note 2)	617,699	32	6	240,500	23
Net IRS closing agreement benefits (fees) (Note 2)	—	—	—	—	184,986

Total investment income	5,100,115	1,808,016	12,068,857	27,311,420	8,623,219

Expenses:
Management fee (Note 5)	1,842,967	260,120	1,788,494	3,244,855	915,007
Shareholder service fee – Class II (Note 5)	—	—	135,477	—	—
Shareholder service fee – Class III (Note 5)	146,917	34,338	37,414	340,877	29,484
Shareholder service fee – Class IV (Note 5)	—	—	—	269,445	152,932
Shareholder service fee – Class VI (Note 5)	—	13,422	67,948	—	—
Shareholder service fee – Class R6 (Note 5)	252,773	—	25,245	—	15,250
Shareholder service fee – Class I (Note 5)	61,052	—	117,949	269,140	370
Audit and tax fees	51,260	71,664	100,058	74,121	74,572
Custodian, fund accounting, administration and transfer agent fees	129,355	94,606	376,056	296,949	69,314
Legal fees	7,700	2,313	14,909	14,310	4,762
Registration fees	18,999	3,770	47,592	46,277	39,751
Trustees’ fees and related expenses (Note 5)	18,357	2,907	15,899	36,321	10,976
Miscellaneous	11,509	14,246	20,357	29,954	17,399

Total expenses	2,540,889	497,386	2,747,398	4,622,249	1,329,817
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(119,825)	(147,601)	(276,147)	(316,475)	(153,469)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(3,450)	(258)	(2,325)	(11,160)	(825)

Net expenses	2,417,614	349,527	2,468,926	4,294,614	1,175,523

Net investment income (loss)	2,682,501	1,458,489	9,599,931	23,016,806	7,447,696

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	81,248,018	(15,075,013)	(136,580,518)	117,710,550	37,310,726
Investments in affiliated issuers	(18,905)	(2,285)	(18,307)	(18,452)	(17,747)
Futures contracts	—	107,021	1,169,751	1,049,415	(234,668)
Foreign currency and foreign currency related transactions	(132,130)	(101,522)	(760,509)	(269,744)	(5,167)

Net realized gain (loss)	81,096,983	(15,071,799)	(136,189,583)	118,471,769	37,053,144

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(89,917,686)	36,421,097	224,917,083	(35,242,582)	(11,075,397)
Investments in affiliated issuers	(2,963)	—	(17,272)	(3,631)	(19)
Futures contracts	—	—	(39,270)	(160,301)	—
Foreign currency and foreign currency related transactions	(14,856)	2,094	18,641	(160,452)	(63,818)

Net change in unrealized appreciation (depreciation)	(89,935,505)	36,423,191	224,879,182	(35,566,966)	(11,139,234)

Net realized and unrealized gain (loss)	(8,838,522)	21,351,392	88,689,599	82,904,803	25,913,910

Net increase (decrease) in net assets resulting from operations	$(6,156,021)	$22,809,881	$98,289,530	$105,921,609	$33,361,606

(a) Withholding tax:	$467,684	$309,622	$1,469,944	$2,087,334	$653,299
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$165,283	$359,801	$—	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$(250,753)	$(797,518)	$—	$—

See accompanying notes to the financial statements.	50

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2026 (Unaudited) — (Continued)

	Japan Value Creation Fund	Quality Fund	Resource Transition Fund	Resources Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,384,420	$84,897,471	$1,658,681	$16,740,255
Dividends from affiliated issuers (Note 10)	149,228	2,236,374	71,133	323,405
Interest	12	14,660	82	566
Securities lending income from affiliated issuers (net)	—	—	6,322	—
Securities lending income (net)	—	—	11,413	103,860
Other income (Note 2)	—	1,319	32	261,005

Total investment income	3,533,660	87,149,824	1,747,663	17,429,091

Expenses:
Management fee (Note 5)	749,120	20,276,883	718,442	3,161,936
Shareholder service fee – Class III (Note 5)	30,059	2,489,533	—	180,097
Shareholder service fee – Class IV (Note 5)	—	697,454	—	72,979
Shareholder service fee – Class VI (Note 5)	37,156	971,145	49,393	23,656
Shareholder service fee – Class R6 (Note 5)	—	1,676,939	—	297,956
Shareholder service fee – Class I (Note 5)	93,342	1,405,353	—	296,542
Audit and tax fees	51,023	73,992	50,783	69,537
Custodian, fund accounting, administration and transfer agent fees	115,603	2,061,239	40,453	342,978
Legal fees	4,642	155,143	3,913	16,499
Registration fees	26,111	64,281	1,147	22,610
Trustees’ fees and related expenses (Note 5)	8,057	381,393	5,129	42,555
Miscellaneous	6,519	76,889	4,029	20,470

Total expenses	1,121,632	30,330,244	873,289	4,547,815
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(102,946)	(235,554)	(99,861)	—
Indirectly incurred management fees waived or borne by GMO (Note 5)	(3,125)	(48,180)	(1,991)	(6,741)

Net expenses	1,015,561	30,046,510	771,437	4,541,074

Net investment income (loss)	2,518,099	57,103,314	976,226	12,888,017

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	39,658,078	589,394,791	18,076,038	132,593,177
Investments in affiliated issuers	(5,808)	20,018	(5,056)	(17,456,891)
Foreign currency and foreign currency related transactions	(22,356)	(410,531)	50,384	76,893

Net realized gain (loss)	39,629,914	589,004,278	18,121,366	115,213,179

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(23,529,362)	591,380,553	(22,389,755)	(78,228,056)
Investments in affiliated issuers	(11,665)	(3,422)	(6,620)	19,266,145
Foreign currency and foreign currency related transactions	(6,638)	(516,956)	(28,831)	(186,078)

Net change in unrealized appreciation (depreciation)	(23,547,665)	590,860,175	(22,425,206)	(59,147,989)

Net realized and unrealized gain (loss)	16,082,249	1,179,864,453	(4,303,840)	56,065,190

Net increase (decrease) in net assets resulting from operations	$18,600,348	$1,236,967,767	$(3,327,614)	$68,953,207

(a) Withholding tax:	$429,343	$2,898,753	$122,627	$1,123,320
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$—	$25,472
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$—	$31,620

51	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2026 (Unaudited) — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,255,278	$1,704,761	$4,071,842	$635,101
Dividends from affiliated issuers (Note 10)	309,548	12,823	35,093	3,419
Interest	72	4,174	6,303	499
Securities lending income from affiliated issuers (net)	—	807	—	—
Securities lending income (net)	—	—	216	—

Total investment income	3,564,898	1,722,565	4,113,454	639,019

Expenses:
Management fee (Note 5)	2,121,548	329,540	513,967	82,160
Shareholder service fee – Class III (Note 5)	53,499	70,034	79,532	—
Shareholder service fee – Class IV (Note 5)	84,668	—	—	—
Shareholder service fee – Class VI (Note 5)	13,931	32,788	41,933	14,577
Shareholder service fee – Class R6 (Note 5)	164,140	—	1,172	—
Shareholder service fee – Class I (Note 5)	147,751	—	53,627	—
Audit and tax fees	43,674	46,297	41,046	42,871
Custodian, fund accounting, administration and transfer agent fees	180,398	37,631	100,863	21,702
Legal fees	10,117	3,528	4,813	2,134
Registration fees	28,306	10,284	18,971	2,625
Trustees’ fees and related expenses (Note 5)	21,013	6,570	10,936	1,364
Miscellaneous	10,451	1,521	5,553	522

Total expenses	2,879,496	538,193	872,413	167,955
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(270,999)	(76,308)	(94,567)	(41,587)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(6,576)	(441)	(737)	(72)

Net expenses	2,601,921	461,444	777,109	126,296

Net investment income (loss)	962,977	1,261,121	3,336,345	512,723

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	48,020,130	23,824,373	36,014,171	4,278,676
Investments in affiliated issuers	(3,000)	(2,921)	2,103	—
Futures contracts	—	31,036	—	—

Net realized gain (loss)	48,017,130	23,852,488	36,016,274	4,278,676

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(48,060,542)	3,348,818	1,658,968	1,224,177
Investments in affiliated issuers	(29,147)	—	—	(23)
Futures contracts	—	3,645	—	—

Net change in unrealized appreciation (depreciation)	(48,089,689)	3,352,463	1,658,968	1,224,154

Net realized and unrealized gain (loss)	(72,559)	27,204,951	37,675,242	5,502,830

Net increase (decrease) in net assets resulting from operations	$890,418	$28,466,072	$41,011,587	$6,015,553

(a) Withholding tax:	$—	$740	$1,117	$517

See accompanying notes to the financial statements.	52

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Markets ex-China Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,682,501	$2,158,448	$1,458,489	$2,998,491

Net realized gain (loss)	81,096,983	(38,351,117)	(15,071,799)	7,215,415

Change in net unrealized appreciation (depreciation)	(89,935,505)	285,923,504	36,423,191	30,687,817

Net increase (decrease) in net assets from operations	(6,156,021)	249,730,835	22,809,881	40,901,723

Distributions to shareholders:

Class III	(1,357,601)	(2,946,047)	(2,369,367)	(3,549,828)

Class VI	—	—	(2,340,736)	(3,804,046)

Class R6	(2,375,753)	(3,388,807)	—	—

Class I	(575,400)	(1,065,736)	—	—

Total distributions	(4,308,754)	(7,400,590)	(4,710,103)	(7,353,874)

Net share transactions (Note 9):

Class III	(21,750,536)	(142,225,684)	(12,741,713)	(2,426,244)

Class VI	—	—	(15,894,227)	(3,637,416)

Class R6	(11,892,246)	77,879,790	—	—

Class I	(4,002,871)	(72,368,564)	—	—

Increase (decrease) in net assets resulting from net share transactions	(37,645,653)	(136,714,458)	(28,635,940)	(6,063,660)

Total increase (decrease) in net assets	(48,110,428)	105,615,787	(10,536,162)	27,484,189

Net assets:

Beginning of period	625,814,331	520,198,544	97,821,630	70,337,441

End of period	$577,703,903	$625,814,331	$87,285,468	$97,821,630

53	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		International Equity Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$9,599,931	$15,480,650	$23,016,806	$67,254,893

Net realized gain (loss)	(136,189,583)	44,636,930	118,471,769	208,065,167

Change in net unrealized appreciation (depreciation)	224,879,182	143,542,944	(35,566,966)	168,143,456

Net increase (decrease) in net assets from operations	98,289,530	203,660,524	105,921,609	443,463,516

Distributions to shareholders:

Class II	(2,355,597)	(7,027,833)	—	—

Class III	(1,393,313)	(2,825)	—	(23,057,139)

Class IV	—	—	—	(32,750,454)

Class VI	(5,484,196)	(11,156,985)	—	—

Class R6	(501,190)	(878,528)	—	—

Class I	(2,391,270)	(4,578,016)	—	(1,881,902)

Total distributions	(12,125,566)	(23,644,187)	—	(57,689,495)

Net share transactions (Note 9):

Class II	(64,695,351)	(1,665,273)	—	—

Class III	57,000,204	1,665	(38,152,566)	(96,587,658)

Class IV	—	—	(63,222,000)	(211,868,872)

Class VI	(5,765,815)	(32,760,105)	—	—

Class R6	907,546	1,938,063	—	—

Class I	(33,873,697)	11,896,486	253,741,070	54,464,733

Increase (decrease) in net assets resulting from net share transactions	(46,427,113)	(20,589,164)	152,366,504	(253,991,797)

Total increase (decrease) in net assets	39,736,851	159,427,173	258,288,113	131,782,224

Net assets:

Beginning of period	530,049,469	370,622,296	1,149,440,871	1,017,658,647

End of period	$569,786,320	$530,049,469	$1,407,728,984	$1,149,440,871

See accompanying notes to the financial statements.	54

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Opportunistic Value Fund		Japan Value Creation Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$7,447,696	$15,252,079	$2,518,099	$4,223,440

Net realized gain (loss)	37,053,144	58,759,114	39,629,914	12,345,817

Change in net unrealized appreciation (depreciation)	(11,139,234)	67,654,060	(23,547,665)	78,750,380

Net increase (decrease) in net assets from operations	33,361,606	141,665,253	18,600,348	95,319,637

Distributions to shareholders:

Class III	(2,136,413)	(6,677,177)	(1,266,136)	(1,872,465)

Class IV	(14,741,282)	(55,047,561)	—	—

Class VI	—	—	(4,345,619)	(6,551,391)

Class R6	(1,064,674)	(4,624,714)	—	—

Class I	(16,611)	(208,289)	(4,236,256)	(2,721,945)

Total distributions	(17,958,980)	(66,557,741)	(9,848,011)	(11,145,801)

Net share transactions (Note 9):

Class III	2,102,266	877,399	9,140,654	98,770

Class IV	169,126,811	(142,404,064)	—	—

Class VI	—	—	(6,885,093)	(27,883,283)

Class R6	(2,444,816)	(4,698,810)	—	—

Class I	465,925	721,078	26,177,476	60,899,979

Increase (decrease) in net assets resulting from net share transactions	169,250,186	(145,504,397)	28,433,037	33,115,466

Total increase (decrease) in net assets	184,652,812	(70,396,885)	37,185,374	117,289,302

Net assets:

Beginning of period	339,816,620	410,213,505	296,301,318	179,012,016

End of period	$524,469,432	$339,816,620	$333,486,692	$296,301,318

55	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund		Resource Transition Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$57,103,314	$103,712,269	$976,226	$2,272,388

Net realized gain (loss)	589,004,278	1,419,509,831	18,121,366	3,113,655

Change in net unrealized appreciation (depreciation)	590,860,175	76,378,103	(22,425,206)	78,825,335

Net increase (decrease) in net assets from operations	1,236,967,767	1,599,600,203	(3,327,614)	84,211,378

Distributions to shareholders:

Class III	(89,180,350)	(382,019,368)	—	—

Class IV	(37,395,204)	(115,124,672)	—	—

Class VI	(100,543,671)	(336,818,337)	(2,393,139)	(5,145,265)

Class R6	(63,250,890)	(210,348,755)	—	—

Class I	(50,318,250)	(200,303,471)	—	—

Total distributions	(340,688,365)	(1,244,614,603)	(2,393,139)	(5,145,265)

Net share transactions (Note 9):

Class III	(521,118,206)	15,699,037	—	—

Class IV	323,713,663	(130,318,351)	—	—

Class VI	(13,914,166)	89,027,771	3,037,303	5,195,265

Class R6	131,225,113	505,639,190	—	—

Class I	(189,823,054)	208,951,332	—	—

Increase (decrease) in net assets resulting from net share transactions	(269,916,650)	688,998,979	3,037,303	5,195,265

Total increase (decrease) in net assets	626,362,752	1,043,984,579	(2,683,450)	84,261,378

Net assets:

Beginning of period	12,115,464,727	11,071,480,148	180,472,881	96,211,503

End of period	$12,741,827,479	$12,115,464,727	$177,789,431	$180,472,881

See accompanying notes to the financial statements.	56

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Small Cap Quality Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$12,888,017	$33,464,133	$962,977	$1,455,235

Net realized gain (loss)	115,213,179	(22,069,715)	48,017,130	15,641,143

Change in net unrealized appreciation (depreciation)	(59,147,989)	532,480,846	(48,089,689)	74,215,248

Net increase (decrease) in net assets from operations	68,953,207	543,875,264	890,418	91,311,626

Distributions to shareholders:

Class III	(3,520,470)	(8,677,178)	(2,302,753)	(300,633)

Class IV	(2,213,594)	(6,924,035)	(5,484,669)	(818,084)*

Class VI	(1,336,398)	(3,427,237)	(1,764,601)	(265,837)

Class R6	(5,675,704)	(14,853,855)	(7,143,341)	(413,200)**

Class I	(5,793,859)	(13,139,878)	(6,458,603)	(1,178,421)

Total distributions	(18,540,025)	(47,022,183)	(23,153,967)	(2,976,175)

Net share transactions (Note 9):

Class III	(19,370,151)	(36,554,936)	2,767,753	7,358,236

Class IV	(3,186,405)	(300,501,743)	5,484,668	140,818,084 *

Class VI	(16,470,788)	(22,582,801)	8,780,814	(8,697,613)

Class R6	(28,674,439)	(168,374,941)	24,613,254	189,501,399 **

Class I	5,724,288	(197,599,214)	4,519,471	(121,098,126)

Increase (decrease) in net assets resulting from net share transactions	(61,977,495)	(725,613,635)	46,165,960	207,881,980

Total increase (decrease) in net assets	(11,564,313)	(228,760,554)	23,902,411	296,217,431

Net assets:

Beginning of period	1,265,851,623	1,494,612,177	687,865,448	391,648,017

End of period	$1,254,287,310	$1,265,851,623	$711,767,859	$687,865,448

*	Period from March 31, 2025 (commencement of operations) through February 28, 2026.
**	Period from April 29, 2025 (commencement of operations) through February 28, 2026.

57	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Fund		U.S. Opportunistic Value Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,261,121	$2,540,078	$3,336,345	$8,515,156

Net realized gain (loss)	23,852,488	28,754,803	36,016,274	28,042,985

Change in net unrealized appreciation (depreciation)	3,352,463	14,663,842	1,658,968	10,683,230

Net increase (decrease) in net assets from operations	28,466,072	45,958,723	41,011,587	47,241,371

Distributions to shareholders:

Class III	(6,899,623)	(9,328,012)	(6,075,719)	(4,736,599)

Class IV	—	—	—	(17,457,560)*

Class VI	(8,821,020)	(13,920,757)	(9,213,201)	(15,788,054)

Class R6	—	—	(100,393)	(157,030)

Class I	—	—	(4,201,077)	(7,485,858)

Total distributions	(15,720,643)	(23,248,769)	(19,590,390)	(45,625,101)

Net share transactions (Note 9):

Class III	2,497,317	13,761,965	(6,758,281)	69,653,040

Class IV	—	—	—	(244,039,495)*

Class VI	(14,225,022)	32,771,922	9,380,899	7,682,525

Class R6	—	—	1,900,947	(1,872,551)

Class I	—	—	4,117,808	2,187,843

Increase (decrease) in net assets resulting from net share transactions	(11,727,705)	46,533,887	8,641,373	(166,388,638)

Total increase (decrease) in net assets	1,017,724	69,243,841	30,062,570	(164,772,368)

Net assets:

Beginning of period	216,130,574	146,886,733	319,546,217	484,318,585

End of period	$217,148,298	$216,130,574	$349,608,787	$319,546,217

*	Class IV liquidated on February 23, 2026.

See accompanying notes to the financial statements.	58

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Small Cap Value Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$512,723	$658,744

Net realized gain (loss)	4,278,676	4,859,488

Change in net unrealized appreciation (depreciation)	1,224,154	3,384,956

Net increase (decrease) in net assets from operations	6,015,553	8,903,188

Distributions to shareholders:

Class VI	(3,803,995)	(1,189,131)

Total distributions	(3,803,995)	(1,189,131)

Net share transactions (Note 9):

Class VI	14,691,114	334,403

Increase (decrease) in net assets resulting from net share transactions	14,691,114	334,403

Total increase (decrease) in net assets	16,902,672	8,048,460

Net assets:

Beginning of period	43,519,129	35,470,669

End of period	$60,421,801	$43,519,129

59	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares

	Six Months
	Ended
	August 31,
	2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023	2022

Net asset value, beginning of period	$28.40		$17.23		$21.98		$28.91		$30.23	$34.39

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.13	(b)	0.12		0.14		0.17		0.25	0.28

Net realized and unrealized gain (loss)	(0.42)		11.43		(4.77)		(6.86)		(0.93)	0.72

Total from investment operations	(0.29)		11.55		(4.63)		(6.69)		(0.68)	1.00

Less distributions to shareholders:

From net investment income	(0.21)		(0.38)		(0.12)		(0.24)		(0.16)	(0.57)

From net realized gains	—		—		—		—		(0.48)	(4.59)

Total distributions	(0.21)		(0.38)		(0.12)		(0.24)		(0.64)	(5.16)

Net asset value, end of period	$27.90		$28.40		$17.23		$21.98		$28.91	$30.23

Total Return(c)	(1.04	)%(d)**	67.33%		(21.12)%		(23.16)%		(1.92)%	2.91%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$177,501		$201,856		$245,671		$308,163		$330,218	$306,996

Net expenses to average daily net assets(e)	0.78	%*	0.78%		0.77%		0.77%		0.77%	0.77%

Net investment income (loss) to average daily net assets(a)	0.90	%(b)*	0.56%		0.66%		0.69%		0.90%	0.84%

Portfolio turnover rate(f)	29	%**	41%		57%		57%		57%	63%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(g)*	0.03	%(g)	0.05	%(g)	0.05	%(g)	0.05%	0.04	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

August 31, 2026
$197,007
0.70%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

August 31, 2026
0.10%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	38%	73%	104%	119%	124%	140%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	60

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class R6 Shares

	Six Months
	Ended
	August 31,
	2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023	2022

Net asset value, beginning of period	$28.33		$17.20		$21.93		$28.85		$30.17	$34.33

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.13	(b)	0.08		0.13		0.18		0.25	0.28

Net realized and unrealized gain (loss)	(0.42)		11.44		(4.74)		(6.87)		(0.92)	0.72

Total from investment operations	(0.29)		11.52		(4.61)		(6.69)		(0.67)	1.00

Less distributions to shareholders:

From net investment income	(0.21)		(0.39)		(0.12)		(0.23)		(0.17)	(0.57)

From net realized gains	—		—		—		—		(0.48)	(4.59)

Total distributions	(0.21)		(0.39)		(0.12)		(0.23)		(0.65)	(5.16)

Net asset value, end of period	$27.83		$28.33		$17.20		$21.93		$28.85	$30.17

Total Return(c)	(1.04	)%(d)**	67.26%		(21.06)%		(23.18)%		(1.90)%	2.90%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$323,108		$341,430		$154,339		$182,235		$183,089	$115,014

Net expenses to average daily net assets(e)	0.78	%*	0.78%		0.77%		0.77%		0.77%	0.77%

Net investment income (loss) to average daily net assets(a)	0.88	%(b)*	0.36%		0.61%		0.73%		0.90%	0.84%

Portfolio turnover rate(f)	29	%**	41%		57%		57%		57%	63%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(g)*	0.03	%(g)	0.05	%(g)	0.05	%(g)	0.05%	0.04	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

August 31, 2026
$338,954
0.68%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

August 31, 2026
0.10%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	38%	73%	104%	119%	124%	140%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

61	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class I Shares

	Six Months
	Ended
	August 31,
	2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023	2022

Net asset value, beginning of period	$28.37		$17.21		$21.94		$28.83		$30.16	$34.33

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.11	(b)	0.08		0.12		0.17		0.22	0.24

Net realized and unrealized gain (loss)	(0.42)		11.44		(4.76)		(6.87)		(0.93)	0.73

Total from investment operations	(0.31)		11.52		(4.64)		(6.70)		(0.71)	0.97

Less distributions to shareholders:

From net investment income	(0.21)		(0.36)		(0.09)		(0.19)		(0.14)	(0.55)

From net realized gains	—		—		—		—		(0.48)	(4.59)

Total distributions	(0.21)		(0.36)		(0.09)		(0.19)		(0.62)	(5.14)

Net asset value, end of period	$27.85		$28.37		$17.21		$21.94		$28.83	$30.16

Total Return(c)	(1.11	)%(d)**	67.24%		(21.18)%		(23.25)%		(2.03)%	2.81%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$77,094		$82,528		$120,189		$252,363		$419,552	$308,143

Net expenses to average daily net assets(e)	0.86	%*	0.86%		0.87%		0.87%		0.87%	0.87%

Net investment income (loss) to average daily net assets(a)	0.79	%(b)*	0.37%		0.57%		0.65%		0.79%	0.72%

Portfolio turnover rate(f)	29	%**	41%		57%		57%		57%	63%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(g)*	0.03	%(g)	0.05	%(g)	0.04	%(g)	0.05%	0.04	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

August 31, 2026
$81,867
0.59%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

August 31, 2026
0.10%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	38%	73%	104%	119%	124%	140%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND

	Class III Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,							Period from November 17, 2021 (commencement of operations) through February 28,
	(Unaudited)		2026		2025		2024		2023	2022

Net asset value, beginning of period	$16.92		$11.30		$15.47		$13.33		$16.65	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.28		0.50	(b)	0.45		0.72		0.72	0.15

Net realized and unrealized gain (loss)	3.91		6.43		(0.87)		2.44		(3.42)	(3.37)

Total from investment operations	4.19		6.93		(0.42)		3.16		(2.70)	(3.22)

Less distributions to shareholders:

From net investment income	(0.72)		(0.60)		(0.98)		(1.02)		(0.56)	(0.13)

From net realized gains	(0.36)		(0.71)		(2.77)		—		(0.06)	—

Total distributions	(1.08)		(1.31)		(3.75)		(1.02)		(0.62)	(0.13)

Net asset value, end of period	$20.03		$16.92		$11.30		$15.47		$13.33	$16.65

Total Return(c)	25.17	%**	64.37	%(d)	(3.91)%		24.10%		(16.04)%	(16.20	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$42,422		$47,239		$33,602		$41,481		$28,548	$14,810

Net expenses to average daily net assets(e)	0.81	%*	0.81%		0.81%		0.80%		0.80%	0.80	%*

Net investment income (loss) to average daily net assets(a)	3.04	%*	3.68	%(b)	3.18%		5.02%		5.26%	2.52	%*

Portfolio turnover rate(f)	67	%**	85%		86%		84%		126%	43	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.29	%(g)*	0.27	%(g)	0.58	%(g)	0.11	%(g)	0.08%	0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28, 2026
$67,800
3.50%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28, 2026
0.25%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	83%	92%	103%	123%	140%	43%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,							Period from October 18, 2021 (commencement of operations) through February 28,
	(Unaudited)		2026		2025		2024		2023	2022

Net asset value, beginning of period	$16.97		$11.33		$15.48		$13.34		$16.66	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.29		0.52	(b)	0.54		0.78		0.74	0.17

Net realized and unrealized gain (loss)	3.92		6.44		(0.93)		2.39		(3.43)	(3.38)

Total from investment operations	4.21		6.96		(0.39)		3.17		(2.69)	(3.21)

Less distributions to shareholders:

From net investment income	(0.73)		(0.61)		(0.99)		(1.03)		(0.57)	(0.13)

From net realized gains	(0.36)		(0.71)		(2.77)		—		(0.06)	—

Total distributions	(1.09)		(1.32)		(3.76)		(1.03)		(0.63)	(0.13)

Net asset value, end of period	$20.09		$16.97		$11.33		$15.48		$13.34	$16.66

Total Return(c)	25.21	%**	64.55	%(d)	(3.66)%		24.22%		(15.97)%	(16.15	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$44,863		$50,583		$36,736		$195,810		$226,245	$282,287

Net expenses to average daily net assets(e)	0.68	%*	0.68%		0.68%		0.67%		0.67%	0.67	%*

Net investment income (loss) to average daily net assets(a)	3.13	%*	3.87	%(b)	3.64%		5.46%		5.39%	2.36	%*

Portfolio turnover rate(f)	67	%**	85%		86%		84%		126%	43	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.33	%(g)*	0.30	%(g)	0.43	%(g)	0.15	%(g)	0.12%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28, 2026
$72,812
3.70%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28, 2026
0.25%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	83%	92%	103%	123%	140%	43%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares

	Six Months
	Ended
	August 31,
	2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023		2022

Net asset value, beginning of period	$34.51		$23.28		$23.81		$21.87		$29.81		$36.70

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.62		0.95	(b)	0.90	(b)	1.31	(b)	1.04		1.21

Net realized and unrealized gain (loss)	5.83		11.79		(0.19)		2.31		(7.23)		(6.58)

Total from investment operations	6.45		12.74		0.71		3.62		(6.19)		(5.37)

Less distributions to shareholders:

From net investment income	(0.82)		(1.51)		(1.24)		(1.68)		(1.75)		(1.52)

Total distributions	(0.82)		(1.51)		(1.24)		(1.68)		(1.75)		(1.52)

Net asset value, end of period	$40.14		$34.51		$23.28		$23.81		$21.87		$29.81

Total Return(c)	18.81	%**	56.01	%(d)	2.89	%(d)	17.55	%(d)	(20.78)%		(15.13)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$114,928		$164,409		$112,376		$129,497		$151,666		$262,449

Net expenses to average daily net assets(e)	0.97	%*	1.03%		1.03%		0.96%		0.95%		0.92%

Net investment income (loss) to average daily net assets(a)	3.40	%*	3.38	%(b)	3.67	%(b)	5.82	%(b)	4.32%		3.34%

Portfolio turnover rate	63	%(f)**	91	%(f)	118	%(f)	109	%(f)	128	%(f)	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g)*	0.09	%(g)	0.09	%(g)	0.10	%(g)	0.05%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes interest in respect of capital gains tax refunds (net of related taxes, if any) and/or income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,	February 29,
2026	2025	2024
$185,139	$88,320	$456,929
3.24%	3.60%	5.47%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

Interest in respect of capital gains tax refunds (net of related taxes, if any) and/or EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,	February 28,	February 29,
2026	2025	2024
0.23%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	83%	110%	141%	138%	138%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class III Shares

	Six Months
	Ended
	August 31,
	2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023		2022

Net asset value, beginning of period	$35.18		$23.68		$24.21		$21.96		$29.91		$36.81

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.70		0.93	(b)	0.92	(b)	1.45	(b)	1.22		1.27

Net realized and unrealized gain (loss)	5.87		12.07		(0.19)		2.23		(7.42)		(6.64)

Total from investment operations	6.57		13.00		0.73		3.68		(6.20)		(5.37)

Less distributions to shareholders:

From net investment income	(0.83)		(1.50)		(1.26)		(1.43)		(1.75)		(1.53)

Total distributions	(0.83)		(1.50)		(1.26)		(1.43)		(1.75)		(1.53)

Net asset value, end of period	$40.92		$35.18		$23.68		$24.21		$21.96		$29.91

Total Return(c)	18.81	%**	56.14	%(d)	2.94	%(d)	17.63	%(d)	(20.73)%		(15.08)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$68,417		$63		$40		$40		$72		$267,177

Net expenses to average daily net assets(e)	0.91	%*	0.98%		0.97%		0.91%		0.90%		0.87%

Net investment income (loss) to average daily net assets(a)	3.52	%*	3.23	%(b)	3.68	%(b)	6.40	%(b)	5.01%		3.47%

Portfolio turnover rate	63	%(f)**	91	%(f)	118	%(f)	109	%(f)	128	%(f)	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(g)*	0.07	%(g)	0.07	%(g)	0.07	%(g)	0.02%		0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes interest in respect of capital gains tax refunds (net of related taxes, if any) and/or income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,	February 29,
2026	2025	2024
$72	$30	$210
3.09%	3.61%	6.05%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

Interest in respect of capital gains tax refunds (net of related taxes, if any) and/or EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,	February 28,	February 29,
2026	2025	2024
0.23%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	83%	110%	141%	138%	138%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	66

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares

	Six Months
	Ended
	August 31,
	2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023		2022

Net asset value, beginning of period	$34.13		$23.03		$23.57		$21.67		$29.56		$36.41

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.66		1.00	(b)	0.92	(b)	1.41	(b)	1.14		1.33

Net realized and unrealized gain (loss)	5.74		11.66		(0.18)		2.22		(7.24)		(6.59)

Total from investment operations	6.40		12.66		0.74		3.63		(6.10)		(5.26)

Less distributions to shareholders:

From net investment income	(0.83)		(1.56)		(1.28)		(1.73)		(1.79)		(1.59)

Total distributions	(0.83)		(1.56)		(1.28)		(1.73)		(1.79)		(1.59)

Net asset value, end of period	$39.70		$34.13		$23.03		$23.57		$21.67		$29.56

Total Return(c)	18.89	%**	56.32	%(d)	3.07	%(d)	17.77	%(d)	(20.62)%		(14.98)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$268,434		$234,207		$183,206		$250,903		$598,337		$1,244,914

Net expenses to average daily net assets(e)	0.78	%*	0.85%		0.85%		0.78%		0.77%		0.74%

Net investment income (loss) to average daily net assets(a)	3.59	%*	3.62	%(b)	3.81	%(b)	6.33	%(b)	4.77%		3.69%

Portfolio turnover rate	63	%(f)**	91	%(f)	118	%(f)	109	%(f)	128	%(f)	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%(g)*	0.10	%(g)	0.10	%(g)	0.11	%(g)	0.06%		0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes interest in respect of capital gains tax refunds (net of related taxes, if any) and/or income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,	February 29,
2026	2025	2024
$286,961	$143,636	$1,540,135
3.48%	3.74%	5.99%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

Interest in respect of capital gains tax refunds (net of related taxes, if any) and/or EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,	February 28,	February 29,
2026	2025	2024
0.23%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	83%	110%	141%	138%	138%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

67	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class R6 Shares

	Six Months
	Ended
	August 31,
	2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023		2022

Net asset value, beginning of period	$34.51		$23.28		$23.81		$21.88		$29.78		$36.67

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.63		0.95	(b)	0.88	(b)	1.31	(b)	1.14		1.15

Net realized and unrealized gain (loss)	5.80		11.79		(0.17)		2.31		(7.32)		(6.51)

Total from investment operations	6.43		12.74		0.71		3.62		(6.18)		(5.36)

Less distributions to shareholders:

From net investment income	(0.82)		(1.51)		(1.24)		(1.69)		(1.72)		(1.53)

Total distributions	(0.82)		(1.51)		(1.24)		(1.69)		(1.72)		(1.53)

Net asset value, end of period	$40.12		$34.51		$23.28		$23.81		$21.88		$29.78

Total Return(c)	18.77	%**	56.01	%(d)	2.91	%(d)	17.54	%(d)	(20.76)%		(15.13)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$26,005		$21,855		$13,041		$12,317		$11,042		$40,197

Net expenses to average daily net assets(e)	0.96	%*	1.03%		1.03%		0.96%		0.95%		0.93%

Net investment income (loss) to average daily net assets(a)	3.40	%*	3.40	%(b)	3.59	%(b)	5.80	%(b)	4.74%		3.18%

Portfolio turnover rate	63	%(f)**	91	%(f)	118	%(f)	109	%(f)	128	%(f)	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g)*	0.09	%(g)	0.09	%(g)	0.11	%(g)	0.04%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes interest in respect of capital gains tax refunds (net of related taxes, if any) and/or income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,	February 29,
2026	2025	2024
$23,716	$9,376	$38,968
3.26%	3.52%	5.45%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

Interest in respect of capital gains tax refunds (net of related taxes, if any) and/or EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,	February 28,	February 29,
2026	2025	2024
0.23%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	83%	110%	141%	138%	138%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	68

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class I Shares

	Six Months
	Ended
	August 31,
	2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023		2022

Net asset value, beginning of period	$34.43		$23.23		$23.76		$21.83		$29.75		$36.66

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.62		0.92	(b)	0.93	(b)	1.35	(b)	1.06		1.13

Net realized and unrealized gain (loss)	5.79		11.77		(0.25)		2.25		(7.24)		(6.52)

Total from investment operations	6.41		12.69		0.68		3.60		(6.18)		(5.39)

Less distributions to shareholders:

From net investment income	(0.82)		(1.49)		(1.21)		(1.67)		(1.74)		(1.52)

Total distributions	(0.82)		(1.49)		(1.21)		(1.67)		(1.74)		(1.52)

Net asset value, end of period	$40.02		$34.43		$23.23		$23.76		$21.83		$29.75

Total Return(c)	18.73	%**	55.87	%(d)	2.79	%(d)	17.48	%(d)	(20.80)%		(15.20)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$92,003		$109,515		$61,959		$65,537		$86,689		$119,995

Net expenses to average daily net assets(e)	1.06	%*	1.13%		1.11%		1.03%		1.00%		0.98%

Net investment income (loss) to average daily net assets(a)	3.36	%*	3.29	%(b)	3.80	%(b)	6.02	%(b)	4.42%		3.14%

Portfolio turnover rate	63	%(f)**	91	%(f)	118	%(f)	109	%(f)	128	%(f)	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%(g)*	0.12	%(g)	0.13	%(g)	0.17	%(g)	0.12%		0.10%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes interest in respect of capital gains tax refunds (net of related taxes, if any) and/or income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,	February 29,
2026	2025	2024
$124,233	$44,220	$256,866
3.15%	3.73%	5.68%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

Interest in respect of capital gains tax refunds (net of related taxes, if any) and/or EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,	February 28,	February 29,
2026	2025	2024
0.23%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	83%	110%	141%	138%	138%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

69	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class III Shares

	Six Months
	Ended
	August 31,
	2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023	2022

Net asset value, beginning of period	$38.58		$26.77		$23.47		$21.64		$23.00	$23.32

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.71		2.03	(b)	0.54		0.78		0.89	0.96	(b)

Net realized and unrealized gain (loss)	2.22		11.68		3.76		2.78		(1.36)	0.25

Total from investment operations	2.93		13.71		4.30		3.56		(0.47)	1.21

Less distributions to shareholders:

From net investment income	—		(1.90)		(1.00)		(1.73)		(0.89)	(1.53)

Total distributions	—		(1.90)		(1.00)		(1.73)		(0.89)	(1.53)

Net asset value, end of period	$41.51		$38.58		$26.77		$23.47		$21.64	$23.00

Total Return(c)	7.59	%**	52.42	%(d)	18.80	%(e)	16.98%		(1.87)%	5.08	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$454,303		$459,410		$401,462		$362,473		$366,630	$358,775

Net expenses to average daily net assets(f)	0.68	%*	0.68%		1.86	%(g)	0.67%		0.66%	0.67%

Net investment income (loss) to average daily net assets(a)	3.63	%*	6.45	%(b)	2.15%		3.47%		4.28%	3.84	%(b)

Portfolio turnover rate(h)	48	%**	74%		71%		63%		51%	64%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(i)*	0.04	%(i)	0.04	%(i)	0.04	%(i)	0.04%	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2026	2022
$14,693,373	$861,919
2.93%	3.63%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,	February 28,
2026	2022
5.30%	0.21%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.52% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 1.19%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	64%	104%	84%	83%	60%	N/A

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	70

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022
Net asset value, beginning of period	$38.51		$26.73		$23.44		$21.60		$22.96	$23.28

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72		2.04	(b)	0.55		0.85		0.92	0.96	(b)
Net realized and unrealized gain (loss)	2.22		11.66		3.76		2.72		(1.38)	0.26

Total from investment operations	2.94		13.70		4.31		3.57		(0.46)	1.22

Less distributions to shareholders:
From net investment income	—		(1.92)		(1.02)		(1.73)		(0.90)	(1.54)

Total distributions	—		(1.92)		(1.02)		(1.73)		(0.90)	(1.54)

Net asset value, end of period	$41.45		$38.51		$26.73		$23.44		$21.60	$22.96

Total Return(c)	7.63	%**	52.48	%(d)	18.85	%(e)	17.10%		(1.82)%	5.16	%(d)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$600,909		$620,569		$611,464		$577,804		$921,486	$1,534,339
Net expenses to average daily net assets(f)	0.62	%*	0.62%		1.81	%(g)	0.61%		0.60%	0.61%
Net investment income (loss) to average daily net assets(a)	3.69	%*	6.52	%(b)	2.20%		3.80%		4.42%	3.88	%(b)
Portfolio turnover rate(h)	48	%**	74%		71%		63%		51%	64%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(i)*	0.04	%(i)	0.04	%(i)	0.04	%(i)	0.04%	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2026	2022
$20,650,638	$3,699,861
3.04%	3.67%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,	February 28,
2026	2022
5.30%	0.21%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.52% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 1.20%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	64%	104%	84%	83%	60%	N/A

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

71	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,							Period from May 24, 2021 (commencement of operations) through February 28, 2022
			2026		2025		2024		2023
Net asset value, beginning of period	$38.69		$26.88		$23.55		$21.72		$23.08	$25.79

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.61		2.57	(b)	0.58		0.68		0.85	0.44	(b)
Net realized and unrealized gain (loss)	2.31		11.14		3.69		2.85		(1.36)	(2.05)

Total from investment operations	2.92		13.71		4.27		3.53		(0.51)	(1.61)

Less distributions to shareholders:
From net investment income	—		(1.90)		(0.94)		(1.70)		(0.85)	(1.10)

Total distributions	—		(1.90)		(0.94)		(1.70)		(0.85)	(1.10)

Net asset value, end of period	$41.61		$38.69		$26.88		$23.55		$21.72	$23.08

Total Return(c)	7.55	%**	52.23	%(d)	18.55	%(e)	16.78%		(2.03)%	(6.27	)%(f)**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$352,517		$69,461		$4,732		$4,774		$2,804	$3,021
Net expenses to average daily net assets(g)	0.75	%*	0.77%		1.76	%(h)	0.84%		0.83%	0.89	%*
Net investment income (loss) to average daily net assets(a)	3.04	%*	7.63	%(b)	2.32%		3.01%		4.08%	2.35	%(b)*
Portfolio turnover rate(i)	48	%**	74%		71%		63%		51%	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%(j)*	0.13	%(j)	0.07	%(j)	0.04	%(j)	0.04%	0.03	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2026	2022
$1,282,628	$2,264
1.64%	1.63%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,
2026
5.30%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.51% to total return.
(f)

EU tax reclaim payments and related interest recognized during the period, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding 0.16% to Class I’s total return (Note 2). Class I commenced operations on May 24, 2021.

(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(h)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.90%.
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	64%	104%	84%	83%	60%	N/A

See accompanying notes to the financial statements.	72

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

73	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND

	Class III Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022
Net asset value, beginning of period	$18.61		$15.21		$14.34		$13.17		$14.30	$15.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.38		0.68	(b)	0.60		0.40		0.52	0.63	(b)
Net realized and unrealized gain (loss)	1.22		6.40		1.62		1.18		(0.93)	0.14

Total from investment operations	1.60		7.08		2.22		1.58		(0.41)	0.77

Less distributions to shareholders:
From net investment income	(0.11)		(0.89)		(0.75)		(0.28)		(0.48)	(0.76)
From net realized gains	(0.88)		(2.79)		(0.60)		(0.13)		(0.24)	(1.69)

Total distributions	(0.99)		(3.68)		(1.35)		(0.41)		(0.72)	(2.45)

Net asset value, end of period	$19.22		$18.61		$15.21		$14.34		$13.17	$14.30

Total Return(c)	9.05	%**	51.36	%(d)	16.23	%(e)	12.08%		(2.42)%	4.77	%(d)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,424		$38,907		$30,690		$54,986		$30,686	$31,781
Net expenses to average daily net assets(f)	0.69	%*	0.69%		0.78	%(g)	0.68%		0.68%	0.84	%(h)
Net investment income (loss) to average daily net assets(a)	4.06	%*	4.01	%(b)	3.98%		2.86%		4.06%	3.78	%(b)
Portfolio turnover rate(i)	39	%**	47%		49%		57%		93%	86%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(j)*	0.08	%(j)	0.05	%(j)	0.12	%(j)	0.70%	0.60	%(j)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2026	2022
$146,995	$61,519
3.57%	3.62%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,	February 28,
2026	2022
0.71%	0.14%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(h)	Net expenses include non-recurring contingent legal fees attributed to EU tax reclaims. The net expense ratio excluding these legal fees is 0.73% (Note 2).
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	45%	67%	59%	91%	134%	107%

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	74

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28,				Period from September 25, 2023 (commencement of operations) through February 29, 2024
			2026		2025
Net asset value, beginning of period	$18.53		$15.16		$14.31		$13.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.38		0.75	(b)	0.54		0.13
Net realized and unrealized gain (loss)	1.23		6.30		1.67		0.68

Total from investment operations	1.61		7.05		2.21		0.81

Less distributions to shareholders:
From net investment income	(0.11)		(0.89)		(0.76)		(0.29)
From net realized gains	(0.88)		(2.79)		(0.60)		(0.13)

Total distributions	(0.99)		(3.68)		(1.36)		(0.42)

Net asset value, end of period	$19.15		$18.53		$15.16		$14.31

Total Return(c)	9.16	%**	51.39	%(d)	16.23	%(e)	5.85	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$460,870		$278,356		$357,366		$308,786
Net expenses to average daily net assets(f)	0.63	%*	0.64%		0.74	%(g)	0.64	%*
Net investment income (loss) to average daily net assets(a)	4.06	%*	4.48	%(b)	3.58%		2.12	%*
Portfolio turnover rate(h)	39	%**	47%		49%		57	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(i)*	0.08	%(i)	0.06	%(i)	0.10	%(i)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,
2026
$1,441,682
3.98%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,
2026
0.71%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.09%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024
Portfolio turnover rate including transactions in USTF	45%	67%	59%	91%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

75	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026		Period from April 8, 2024 (commencement of operations) through February 28, 2025
Net asset value, beginning of period	$18.57		$15.19		$15.13

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.39		0.69	(b)	0.43
Net realized and unrealized gain (loss)	1.22		6.37		0.99

Total from investment operations	1.61		7.06		1.42

Less distributions to shareholders:
From net investment income	(0.11)		(0.89)		(0.76)
From net realized gains	(0.88)		(2.79)		(0.60)

Total distributions	(0.99)		(3.68)		(1.36)

Net asset value, end of period	$19.19		$18.57		$15.19

Total Return(c)	9.12	%**	51.29	%(d)	10.11	%(e)**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,973		$21,809		$22,095
Net expenses to average daily net assets(f)	0.69	%*	0.69%		0.79	%(g)*
Net investment income (loss) to average daily net assets(a)	4.25	%*	4.10	%(b)	3.17	%*
Portfolio turnover rate(h)	39	%**	47%		49	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(i)*	0.08	%(i)	0.06	%(i)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,
2026
$108,347
3.61%
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,
2026
0.71%
(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.46% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025
Portfolio turnover rate including transactions in USTF	45%	67%	59%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	76

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28,				Period from August 14, 2023 (commencement of operations) through February 29, 2024
			2026		2025
Net asset value, beginning of period	$18.49		$15.16		$14.31		$13.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35		0.62	(b)	0.52		0.15
Net realized and unrealized gain (loss)	1.24		6.40		1.67		0.64

Total from investment operations	1.59		7.02		2.19		0.79

Less distributions to shareholders:
From net investment income	(0.09)		(0.90)		(0.74)		(0.27)
From net realized gains	(0.88)		(2.79)		(0.60)		(0.13)

Total distributions	(0.97)		(3.69)		(1.34)		(0.40)

Net asset value, end of period	$19.11		$18.49		$15.16		$14.31

Total Return(c)	9.00	%**	51.15	%(d)	16.10	%(e)	5.72	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,203		$744		$62		$54
Net expenses to average daily net assets(f)	0.77	%*	0.78%		0.91	%(g)	0.78	%*
Net investment income (loss) to average daily net assets(a)	3.75	%*	3.62	%(b)	3.43%		2.02	%*
Portfolio turnover rate(h)	39	%**	47%		49%		57	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(i)*	0.10	%(i)	5.22	%(i)	0.10	%(i)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,
2026
$866
3.85%
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,
2026
0.71%
(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024
Portfolio turnover rate including transactions in USTF	45%	67%	59%	91%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

77	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND

	Class III Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,					Period from December 30, 2021 (commencement of operations) through February 28, 2022
			2026		2025	2024	2023
Net asset value, beginning of period	$29.56		$20.39		$19.67	$16.86	$19.71	$19.81

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22		0.50		0.42	0.37	0.39	(0.03)
Net realized and unrealized gain (loss)	1.58		10.03		0.80	3.30	(2.27)	(0.07)

Total from investment operations	1.80		10.53		1.22	3.67	(1.88)	(0.10)

Less distributions to shareholders:
From net investment income	(0.27)		(1.00)		(0.50)	(0.86)	(0.16)	—
From net realized gains	(0.69)		(0.36)		—	—	(0.81)	—

Total distributions	(0.96)		(1.36)		(0.50)	(0.86)	(0.97)	—

Net asset value, end of period	$30.40		$29.56		$20.39	$19.67	$16.86	$19.71

Total Return(b)	6.28	%**	53.11%		6.25%	22.17%	(9.21)%	(0.50	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$52,189		$42,581		$29,337	$29,049	$24,808	$23,673
Net expenses to average daily net assets(c)	0.68	%*	0.70%		0.68%	0.67%	0.67%	0.66	%*
Net investment income (loss) to average daily net assets(a)	1.53	%*	2.08%		2.06%	2.03%	2.37%	(0.55	)%*
Portfolio turnover rate(d)	32	%**	40%		23%	33%	39%	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e)*	0.09	%(e)	0.09%	0.16%	0.15%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	36%	58%	32%	N/A	N/A	N/A

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	78

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025	2024	2023	2022
Net asset value, beginning of period	$29.57		$20.40		$19.67	$16.87	$19.71	$23.47

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27		0.54		0.38	0.42	0.41	0.43
Net realized and unrealized gain (loss)	1.54		10.01		0.87	3.26	(2.27)	(0.71)

Total from investment operations	1.81		10.55		1.25	3.68	(1.86)	(0.28)

Less distributions to shareholders:
From net investment income	(0.28)		(1.02)		(0.52)	(0.88)	(0.17)	(1.50)
From net realized gains	(0.69)		(0.36)		—	—	(0.81)	(1.98)

Total distributions	(0.97)		(1.38)		(0.52)	(0.88)	(0.98)	(3.48)

Net asset value, end of period	$30.41		$29.57		$20.40	$19.67	$16.87	$19.71

Total Return(b)	6.30	%**	53.22%		6.41%	22.21%	(9.11)%	(1.45)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$138,109		$141,032		$121,619	$82,521	$81,148	$133,035
Net expenses to average daily net assets(c)	0.58	%*	0.60%		0.58%	0.58%	0.57%	0.57%
Net investment income (loss) to average daily net assets(a)	1.88	%*	2.27%		1.88%	2.28%	2.48%	1.90%
Portfolio turnover rate(d)	32	%**	40%		23%	33%	39%	47%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e)*	0.09	%(e)	0.09%	0.16%	0.14%	0.08%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	36%	58%	32%	N/A	N/A	N/A

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

79	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,					Period from June 7, 2021 (commencement of operations) through February 28, 2022
			2026		2025	2024	2023
Net asset value, beginning of period	$29.47		$20.34		$19.64	$16.85	$19.69	$24.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22		0.37		0.27	0.24	0.42	0.12
Net realized and unrealized gain (loss)	1.55		10.10		0.92	3.41	(2.32)	(1.91	)(b)

Total from investment operations	1.77		10.47		1.19	3.65	(1.90)	(1.79)

Less distributions to shareholders:
From net investment income	(0.27)		(0.98)		(0.49)	(0.86)	(0.13)	(1.49)
From net realized gains	(0.69)		(0.36)		—	—	(0.81)	(1.98)

Total distributions	(0.96)		(1.34)		(0.49)	(0.86)	(0.94)	(3.47)

Net asset value, end of period	$30.28		$29.47		$20.34	$19.64	$16.85	$19.69

Total Return(c)	6.18	%**	52.93%		6.13%	22.03%	(9.32)%	(7.43	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$143,189		$112,688		$28,055	$6,402	$1,549	$3,107
Net expenses to average daily net assets(d)	0.78	%*	0.82%		0.80%	0.78%	0.77%	0.77	%*
Net investment income (loss) to average daily net assets(a)	1.52	%*	1.50%		1.33%	1.33%	2.54%	0.79	%*
Portfolio turnover rate(e)	32	%**	40%		23%	33%	39%	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(f)*	0.08	%(f)	0.08%	0.18%	0.19%	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	36%	58%	32%	N/A	N/A	N/A

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	80

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022
Net asset value, beginning of period	$35.16		$33.95		$31.00		$23.76		$28.05	$25.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.32		0.33		0.29		0.29	0.33	(b)
Net realized and unrealized gain (loss)	3.46		4.80		4.23		8.17		(1.80)	3.56

Total from investment operations	3.63		5.12		4.56		8.46		(1.51)	3.89

Less distributions to shareholders:
From net investment income	(0.05)		(0.35)		(0.33)		(0.28)		(0.30)	(0.32)
From net realized gains	(0.97)		(3.56)		(1.28)		(0.94)		(2.48)	(1.50)

Total distributions	(1.02)		(3.91)		(1.61)		(1.22)		(2.78)	(1.82)

Net asset value, end of period	$37.77		$35.16		$33.95		$31.00		$23.76	$28.05

Total Return(c)	10.45	%**	15.46%		14.78%		36.15%		(5.30)%	14.71	%(d)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,194,064		$3,479,368		$3,346,233		$3,211,663		$2,885,807	$2,996,330
Net expenses to average daily net assets(e)	0.51	%*	0.51%		0.50%		0.50%		0.49%	0.48%
Net investment income (loss) to average daily net assets(a)	0.92	%*	0.91%		1.00%		1.06%		1.14%	1.12	%(b)
Portfolio turnover rate(f)	13	%**	24%		16%		19%		15%	18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g)(h)*	0.00	%(g)(h)	0.00	%(g)(h)	0.01	%(h)	0.02%	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$6,233,641
0.94%
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	20%	39%	28%	31%	24%	18%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

81	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$35.30		$34.06		$31.10		$23.84		$28.13	$26.04

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.17		0.34		0.34		0.31		0.30	0.32	(b)

Net realized and unrealized gain (loss)	3.48		4.82		4.25		8.18		(1.80)	3.60

Total from investment operations	3.65		5.16		4.59		8.49		(1.50)	3.92

Less distributions to shareholders:

From net investment income	(0.06)		(0.36)		(0.35)		(0.29)		(0.31)	(0.33)

From net realized gains	(0.97)		(3.56)		(1.28)		(0.94)		(2.48)	(1.50)

Total distributions	(1.03)		(3.92)		(1.63)		(1.23)		(2.79)	(1.83)

Net asset value, end of period	$37.92		$35.30		$34.06		$31.10		$23.84	$28.13

Total Return(c)	10.46	%**	15.53%		14.83%		36.17%		(5.23)%	14.79	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,557,230		$1,126,560		$1,219,154		$1,028,173		$418,403	$912,163

Net expenses to average daily net assets(e)	0.46	%*	0.46%		0.46%		0.46%		0.45%	0.44%

Net investment income (loss) to average daily net assets(a)	0.94	%*	0.97%		1.01%		1.10%		1.19%	1.08	%(b)

Portfolio turnover rate(f)	13	%**	24%		16%		19%		15%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)*	0.00	%(g) (h)	0.00	%(g) (h)	0.01	%(h)	0.02%	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$1,577,219
0.91%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	20%	39%	28%	31%	24%	18%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	82

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$35.17		$33.95		$31.01		$23.76		$28.06	$25.98

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.18		0.35		0.36		0.32		0.32	0.34	(b)

Net realized and unrealized gain (loss)	3.46		4.81		4.22		8.18		(1.82)	3.60

Total from investment operations	3.64		5.16		4.58		8.50		(1.50)	3.94

Less distributions to shareholders:

From net investment income	(0.06)		(0.38)		(0.36)		(0.31)		(0.32)	(0.36)

From net realized gains	(0.97)		(3.56)		(1.28)		(0.94)		(2.48)	(1.50)

Total distributions	(1.03)		(3.94)		(1.64)		(1.25)		(2.80)	(1.86)

Net asset value, end of period	$37.78		$35.17		$33.95		$31.01		$23.76	$28.06

Total Return(c)	10.48	%**	15.59%		14.85%		36.32%		(5.24)%	14.86	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$3,696,504		$3,456,085		$3,262,685		$2,875,207		$2,224,691	$3,461,580

Net expenses to average daily net assets(e)	0.41	%*	0.41%		0.41%		0.41%		0.40%	0.39%

Net investment income (loss) to average daily net assets(a)	1.00	%*	1.02%		1.08%		1.16%		1.24%	1.16	%(b)

Portfolio turnover rate(f)	13	%**	24%		16%		19%		15%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)*	0.00	%(g)(h)	0.00	%(g)(h)	0.01	%(h)	0.02%	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$5,862,655
0.99%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	20%	39%	28%	31%	24%	18%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$35.08		$33.88		$30.95		$23.73		$28.02	$25.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.16		0.31		0.32		0.29		0.28	0.32	(b)

Net realized and unrealized gain (loss)	3.46		4.80		4.23		8.16		(1.79)	3.57

Total from investment operations	3.62		5.11		4.55		8.45		(1.51)	3.89

Less distributions to shareholders:

From net investment income	(0.05)		(0.35)		(0.34)		(0.29)		(0.30)	(0.33)

From net realized gains	(0.97)		(3.56)		(1.28)		(0.94)		(2.48)	(1.50)

Total distributions	(1.02)		(3.91)		(1.62)		(1.23)		(2.78)	(1.83)

Net asset value, end of period	$37.68		$35.08		$33.88		$30.95		$23.73	$28.02

Total Return(c)	10.45	%**	15.47%		14.76%		36.14%		(5.29)%	14.71	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,395,735		$2,097,489		$1,560,754		$1,142,543		$769,960	$507,232

Net expenses to average daily net assets(e)	0.51	%*	0.51%		0.50%		0.49%		0.48%	0.48%

Net investment income (loss) to average daily net assets(a)	0.91	%*	0.90%		0.98%		1.07%		1.12%	1.07	%(b)

Portfolio turnover rate(f)	13	%**	24%		16%		19%		15%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)*	0.00	%(g) (h)	0.01	%(h)	0.02	%(h)	0.03%	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$822,832
0.89%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	20%	39%	28%	31%	24%	18%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$35.02		$33.82		$30.90		$23.70		$27.99	$25.93

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.15		0.28		0.29		0.27		0.26	0.28	(b)

Net realized and unrealized gain (loss)	3.44		4.79		4.21		8.14		(1.80)	3.58

Total from investment operations	3.59		5.07		4.50		8.41		(1.54)	3.86

Less distributions to shareholders:

From net investment income	(0.04)		(0.31)		(0.30)		(0.27)		(0.27)	(0.30)

From net realized gains	(0.97)		(3.56)		(1.28)		(0.94)		(2.48)	(1.50)

Total distributions	(1.01)		(3.87)		(1.58)		(1.21)		(2.75)	(1.80)

Net asset value, end of period	$37.60		$35.02		$33.82		$30.90		$23.70	$27.99

Total Return(c)	10.37	%**	15.37%		14.63%		36.02%		(5.40)%	14.62	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,898,294		$1,955,962		$1,682,655		$1,263,793		$486,544	$481,865

Net expenses to average daily net assets(e)	0.61	%*	0.62%		0.61%		0.59%		0.58%	0.58%

Net investment income (loss) to average daily net assets(a)	0.82	%*	0.80%		0.86%		0.96%		1.04%	0.96	%(b)

Portfolio turnover rate(f)	13	%**	24%		16%		19%		15%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)*	0.00	%(g) (h)	0.01	%(h)	0.04	%(h)	0.04%	0.04	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$779,657
0.79%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	20%	39%	28%	31%	24%	18%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

85	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCE TRANSITION FUND

	Class VI Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,						Period from February 15, 2023 (commencement of operations) through February 28,
	(Unaudited)		2026		2025		2024		2023

Net asset value, beginning of period	$19.28		$10.64		$13.43		$18.98		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.10		0.25	(b)	0.20		0.45		0.01

Net realized and unrealized gain (loss)	(0.46)		8.96		(2.68)		(5.21)		(1.03)

Total from investment operations	(0.36)		9.21		(2.48)		(4.76)		(1.02)

Less distributions to shareholders:

From net investment income	(0.26)		(0.57)		(0.31)		(0.79)		—

Total distributions	(0.26)		(0.57)		(0.31)		(0.79)		—

Net asset value, end of period	$18.66		$19.28		$10.64		$13.43		$18.98

Total Return(c)	(1.82	)%**	87.53	%(d)	(18.78)%		(25.58)%		(5.10	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$177,789		$180,473		$96,212		$118,417		$460,209

Net expenses to average daily net assets(e)	0.86	%*	0.86%		0.86%		0.86%		0.86	%*

Net investment income (loss) to average daily net assets(a)	1.09	%*	1.81	%(b)	1.49%		2.70%		1.39	%*

Portfolio turnover rate(f)	32	%**	53%		47%		84%		0	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%(g)*	0.12	%(g)	0.14	%(g)	0.08	%(g)	0.73	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28, 2026
$96,218
1.73%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28, 2026
0.12%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	57%	73%	58%	98%	2%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$26.33		$17.43		$20.67		$25.06		$28.39	$27.81

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.28		0.52		0.57		0.91		1.13	1.54

Net realized and unrealized gain (loss)	1.12		9.33		(3.19)		(3.95)		(1.74)	2.00

Total from investment operations	1.40		9.85		(2.62)		(3.04)		(0.61)	3.54

Less distributions to shareholders:

From net investment income	(0.41)		(0.95)		(0.62)		(0.87)		(1.10)	(1.35)

From net realized gains	—		—		—		(0.48)		(1.62)	(1.61)

Total distributions	(0.41)		(0.95)		(0.62)		(1.35)		(2.72)	(2.96)

Net asset value, end of period	$27.32		$26.33		$17.43		$20.67		$25.06	$28.39

Total Return(b)	5.46	%**	57.72%		(12.82)%		(12.67)%		(1.47)%	13.29%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$233,756		$243,278		$194,258		$223,995		$322,035	$239,225

Net expenses to average daily net assets(c)	0.70	%*	0.70%		0.71%		0.72%		0.72%	0.71%

Net investment income (loss) to average daily net assets(a)	2.05	%*	2.61%		2.74%		3.94%		4.26%	5.32%

Portfolio turnover rate(d)	27	%**	43%		48%		60%		65%	60%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e)(f)*	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	38%	82%	79%	105%	72%	60%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

87	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$26.24		$17.36		$20.59		$24.98		$28.30	$27.73

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.28		0.53		0.58		0.87		1.13	1.79

Net realized and unrealized gain (loss)	1.11		9.29		(3.18)		(3.89)		(1.72)	1.76

Total from investment operations	1.39		9.82		(2.60)		(3.02)		(0.59)	3.55

Less distributions to shareholders:

From net investment income	(0.41)		(0.94)		(0.63)		(0.89)		(1.11)	(1.37)

From net realized gains	—		—		—		(0.48)		(1.62)	(1.61)

Total distributions	(0.41)		(0.94)		(0.63)		(1.37)		(2.73)	(2.98)

Net asset value, end of period	$27.22		$26.24		$17.36		$20.59		$24.98	$28.30

Total Return(b)	5.46	%**	57.81%		(12.78)%		(12.64)%		(1.40)%	13.34%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$144,818		$142,658		$342,416		$403,197		$344,000	$383,353

Net expenses to average daily net assets(c)	0.65	%*	0.65%		0.66%		0.67%		0.67%	0.65%

Net investment income (loss) to average daily net assets(a)	2.10	%*	2.78%		2.80%		3.81%		4.32%	6.21%

Portfolio turnover rate(d)	27	%**	43%		48%		60%		65%	60%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f)*	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	38%	82%	79%	105%	72%	60%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	88

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,							Period from February 8, 2022 (commencement of operations) through February 28, 2022
			2026		2025		2024		2023

Net asset value, beginning of period	$26.22		$17.36		$20.60		$24.96		$28.30	$29.11

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.29		0.53		0.60		0.78		1.10	(0.57)

Net realized and unrealized gain (loss)	1.11		9.30		(3.20)		(3.78)		(1.69)	(0.24	)(b)

Total from investment operations	1.40		9.83		(2.60)		(3.00)		(0.59)	(0.81)

Less distributions to shareholders:

From net investment income	(0.41)		(0.97)		(0.64)		(0.88)		(1.13)	—

From net realized gains	—		—		—		(0.48)		(1.62)	—

Total distributions	(0.41)		(0.97)		(0.64)		(1.36)		(2.75)	—

Net asset value, end of period	$27.21		$26.22		$17.36		$20.60		$24.96	$28.30

Total Return(c)	5.52	%**	57.87%		(12.78)%		(12.57)%		(1.39)%	(2.78	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$77,964		$91,357		$79,861		$109,235		$65,869	$842,698

Net expenses to average daily net assets(d)	0.60	%*	0.61%		0.62%		0.62%		0.62%	0.74	%*

Net investment income (loss) to average daily net assets(a)	2.12	%*	2.68%		2.90%		3.46%		4.21%	(35.65	)%*

Portfolio turnover rate(e)	27	%**	43%		48%		60%		65%	60	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(f)(g)*	0.00	%(f)(g)	0.00	%(f)(g)	0.00	%(f)(g)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	38%	82%	79%	105%	72%	60%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

89	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$26.29		$17.40		$20.64		$25.04		$28.37	$27.82

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.28		0.53		0.57		0.79		1.10	(0.06)

Net realized and unrealized gain (loss)	1.12		9.30		(3.19)		(3.82)		(1.71)	3.59

Total from investment operations	1.40		9.83		(2.62)		(3.03)		(0.61)	3.53

Less distributions to shareholders:

From net investment income	(0.41)		(0.94)		(0.62)		(0.89)		(1.10)	(1.37)

From net realized gains	—		—		—		(0.48)		(1.62)	(1.61)

Total distributions	(0.41)		(0.94)		(0.62)		(1.37)		(2.72)	(2.98)

Net asset value, end of period	$27.28		$26.29		$17.40		$20.64		$25.04	$28.37

Total Return(b)	5.46	%**	57.74%		(12.85)%		(12.67)%		(1.43)%	13.25%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$396,055		$407,526		$412,979		$497,523		$315,904	$105,086

Net expenses to average daily net assets(c)	0.70	%*	0.70%		0.71%		0.72%		0.72%	0.74%

Net investment income (loss) to average daily net assets(a)	2.07	%*	2.70%		2.78%		3.47%		4.21%	(0.20)%

Portfolio turnover rate(d)	27	%**	43%		48%		60%		65%	60%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e)(f)*	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	38%	82%	79%	105%	72%	60%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	90

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$26.36		$17.44		$20.67		$25.06		$28.39	$27.81

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.27		0.48		0.57		0.86		1.08	1.25

Net realized and unrealized gain (loss)	1.11		9.35		(3.22)		(3.91)		(1.72)	2.27

Total from investment operations	1.38		9.83		(2.65)		(3.05)		(0.64)	3.52

Less distributions to shareholders:

From net investment income	(0.40)		(0.91)		(0.58)		(0.86)		(1.07)	(1.33)

From net realized gains	—		—		—		(0.48)		(1.62)	(1.61)

Total distributions	(0.40)		(0.91)		(0.58)		(1.34)		(2.69)	(2.94)

Net asset value, end of period	$27.34		$26.36		$17.44		$20.67		$25.06	$28.39

Total Return(b)	5.38	%**	57.54%		(12.96)%		(12.73)%		(1.55)%	13.19%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$401,695		$381,034		$465,097		$763,309		$736,470	$633,189

Net expenses to average daily net assets(c)	0.80	%*	0.82%		0.83%		0.82%		0.82%	0.81%

Net investment income (loss) to average daily net assets(a)	1.96	%*	2.44%		2.75%		3.76%		4.11%	4.32%

Portfolio turnover rate(d)	27	%**	43%		48%		60%		65%	60%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e)(f)*	0.00	%(e)(f)	0.01	%(e)	0.03	%(e)	0.03%	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	38%	82%	79%	105%	72%	60%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

91	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND

	Class III Shares
	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28/29,						Period from November 15, 2022 (commencement of operations) through February 28, 2023
			2026		2025		2024

Net asset value, beginning of period	$25.77		$22.73		$24.39		$22.12		$22.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.03		0.05		0.05		0.06		0.01

Net realized and unrealized gain (loss)	(0.00	)(b)	3.10		(0.09)		5.14		1.03

Total from investment operations	0.03		3.15		(0.04)		5.20		1.04

Less distributions to shareholders:

From net investment income	(0.02)		(0.04)		(0.05)		(0.06)		(0.01)

From net realized gains	(0.82)		(0.07)		(1.57)		(2.87)		(1.87)

Total distributions	(0.84)		(0.11)		(1.62)		(2.93)		(1.88)

Net asset value, end of period	$24.96		$25.77		$22.73		$24.39		$22.12

Total Return(c)	0.07	%**	13.91%		(0.81)%		24.95%		4.57	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$70,928		$70,413		$54,496		$17,315		$13,391

Net expenses to average daily net assets(d)	0.75	%*	0.76%		0.75%		0.75%		0.75	%*

Net investment income (loss) to average daily net assets(a)	0.25	%*	0.24%		0.20%		0.25%		0.19	%*

Portfolio turnover rate(e)	25	%**	61%		51%		37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(f)*	0.05	%(f)	0.07	%(f)	0.21	%(f)	0.85	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	27%	72%	77%	61%	78%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	92

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class IV Shares

	Six Months Ended August 31, 2026 (Unaudited)		Period from March 31, 2025 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$25.77		$21.59

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.04		0.05

Net realized and unrealized gain (loss)	(0.01)		4.26

Total from investment operations	0.03		4.31

Less distributions to shareholders:

From net investment income	(0.02)		(0.06)

From net realized gains	(0.82)		(0.07)

Total distributions	(0.84)		(0.13)

Net asset value, end of period	$24.96		$25.77

Total Return(b)	0.09	%**	20.00	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$168,118		$167,995

Net expenses to average daily net assets(c)	0.70	%*	0.71	%*

Net investment income (loss) to average daily net assets(a)	0.30	%*	0.25	%*

Portfolio turnover rate(d)	25	%**	61	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)*	0.05	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026

Portfolio turnover rate including transactions in USTF	27%	72%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,						Period from September 20, 2022 (commencement of operations) through February 28,
	(Unaudited)		2026		2025		2024		2023

Net asset value, beginning of period	$25.82		$22.76		$24.41		$22.13		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.04		0.08		0.08		0.08		0.02

Net realized and unrealized gain (loss)	(0.01)		3.11		(0.09)		5.15		4.00

Total from investment operations	0.03		3.19		(0.01)		5.23		4.02

Less distributions to shareholders:

From net investment income	(0.03)		(0.06)		(0.07)		(0.07)		(0.02)

From net realized gains	(0.82)		(0.07)		(1.57)		(2.88)		(1.87)

Total distributions	(0.85)		(0.13)		(1.64)		(2.95)		(1.89)

Net asset value, end of period	$25.00		$25.82		$22.76		$24.41		$22.13

Total Return(b)	0.06	%**	14.07%		(0.72)%		25.06%		20.10	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$53,971		$46,795		$49,662		$64,312		$51,566

Net expenses to average daily net assets(c)	0.66	%*	0.66%		0.66%		0.66%		0.66	%*

Net investment income (loss) to average daily net assets(a)	0.35	%*	0.34%		0.32%		0.34%		0.25	%*

Portfolio turnover rate(d)	25	%**	61%		51%		37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)*	0.05	%(e)	0.07	%(e)	0.21	%(e)	0.39	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	27%	72%	77%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2026 (Unaudited)		Period from April 29, 2025 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$25.75		$21.32

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.03		0.04

Net realized and unrealized gain (loss)	(0.00	)(b)	4.53

Total from investment operations	0.03		4.57

Less distributions to shareholders:

From net investment income	(0.02)		(0.07)

From net realized gains	(0.82)		(0.07)

Total distributions	(0.84)		(0.14)

Net asset value, end of period	$24.94		$25.75

Total Return(c)	0.07	%**	21.47	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$226,433		$208,646

Net expenses to average daily net assets(d)	0.75	%*	0.76	%*

Net investment income (loss) to average daily net assets(a)	0.25	%*	0.18	%*

Portfolio turnover rate(e)	25	%**	61	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(f)*	0.06	%(f)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026

Portfolio turnover rate including transactions in USTF	27%	72%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,						Period from November 15, 2022 (commencement of operations) through February 28,
	(Unaudited)		2026		2025		2024		2023

Net asset value, beginning of period	$25.78		$22.72		$24.38		$22.11		$22.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.03		0.06		0.05		0.08		0.01

Net realized and unrealized gain (loss)	(0.00	)(b)	3.10		(0.09)		5.12		1.02

Total from investment operations	0.03		3.16		(0.04)		5.20		1.03

Less distributions to shareholders:

From net investment income	(0.02)		(0.03)		(0.05)		(0.05)		(0.01)

From net realized gains	(0.82)		(0.07)		(1.57)		(2.88)		(1.87)

Total distributions	(0.84)		(0.10)		(1.62)		(2.93)		(1.88)

Net asset value, end of period	$24.97		$25.78		$22.72		$24.38		$22.11

Total Return(c)	0.07	%**	13.93%		(0.81)%		24.93%		4.51	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$192,318		$194,016		$287,490		$122,328		$21

Net expenses to average daily net assets(d)	0.75	%*	0.76%		0.75%		0.75%		0.75	%*

Net investment income (loss) to average daily net assets(a)	0.25	%*	0.26%		0.21%		0.35%		0.09	%*

Portfolio turnover rate(e)	25	%**	61%		51%		37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%(f)*	0.17	%(f)	0.17	%(f)	0.31	%(f)	0.61	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	27%	72%	77%	61%	78%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2026
			Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023	2022

Net asset value, beginning of period	$14.98		$13.49		$13.84		$12.54		$13.69	$14.39

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.09		0.18		0.17		0.18		0.17	0.21

Net realized and unrealized gain (loss)	2.07		3.01		1.80		2.69		(0.45)	2.13

Total from investment operations	2.16		3.19		1.97		2.87		(0.28)	2.34

Less distributions to shareholders:

From net investment income	(0.05)		(0.17)		(0.18)		(0.17)		(0.17)	(0.19)

From net realized gains	(1.16)		(1.53)		(2.14)		(1.40)		(0.70)	(2.85)

Total distributions	(1.21)		(1.70)		(2.32)		(1.57)		(0.87)	(3.04)

Net asset value, end of period	$ 15.93		$ 14.98		$ 13.49		$ 13.84		$ 12.54	$ 13.69

Total Return(b)	14.68	%**	24.81%		14.25%		24.56%		(1.63)%	15.80%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$96,546		$88,297		$65,504		$60,657		$50,114	$80,646

Net expenses to average daily net assets(c)	0.49	%*	0.49%		0.49%		0.48%		0.47%	0.46%

Net investment income (loss) to average daily net assets(a)	1.13	%*	1.26%		1.20%		1.44%		1.38%	1.34%

Portfolio turnover rate(d)	46	%**	95%		89%		88%		81%	94%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e)*	0.07	%(e)	0.09	%(e)	0.05	%(e)	0.05%	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	51%	101%	97%	91%	91%	115%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2026
			Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023	2022

Net asset value, beginning of period	$14.68		$13.26		$13.63		$12.38		$13.52	$14.25

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.10		0.19		0.18		0.20		0.18	0.22

Net realized and unrealized gain (loss)	2.02		2.94		1.78		2.63		(0.44)	2.11

Total from investment operations	2.12		3.13		1.96		2.83		(0.26)	2.33

Less distributions to shareholders:

From net investment income	(0.05)		(0.18)		(0.19)		(0.18)		(0.18)	(0.21)

From net realized gains	(1.16)		(1.53)		(2.14)		(1.40)		(0.70)	(2.85)

Total distributions	(1.21)		(1.71)		(2.33)		(1.58)		(0.88)	(3.06)

Net asset value, end of period	$15.59		$14.68		$13.26		$13.63		$12.38	$13.52

Total Return(b)	14.74	%**	24.82%		14.44%		24.59%		(1.47)%	15.89%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$120,603		$127,834		$81,383		$74,670		$194,846	$384,832

Net expenses to average daily net assets(c)	0.39	%*	0.40%		0.39%		0.39%		0.38%	0.37%

Net investment income (loss) to average daily net assets(a)	1.23	%*	1.35%		1.29%		1.56%		1.47%	1.42%

Portfolio turnover rate(d)	46	%**	95%		89%		88%		81%	94%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e)*	0.07	%(e)	0.09	%(e)	0.05	%(e)	0.05%	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	51%	101%	97%	91%	91%	115%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND

	Class III Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,						Period from February 15, 2023 (commencement of operations) through February 28,
	(Unaudited)		2026		2025		2024		2023

Net asset value, beginning of period	$23.10		$22.33		$22.10		$20.20		$21.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.24		0.51		0.51		2.38		0.02

Net realized and unrealized gain (loss)	2.63		3.01		2.41		0.58		(0.89	)(b)

Total from investment operations	2.87		3.52		2.92		2.96		(0.87)

Less distributions to shareholders:

From net investment income	(0.11)		(0.57)		(0.54)		(0.41)		—

From net realized gains	(1.29)		(2.18)		(2.15)		(0.65)		—

Total distributions	(1.40)		(2.75)		(2.69)		(1.06)		—

Net asset value, end of period	$24.57		$23.10		$22.33		$22.10		$20.20

Total Return(c)	12.85	%**	17.71%		13.27%		15.20%		(4.13	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$108,218		$108,111		$36,151		$36,989		$10

Net expenses to average daily net assets(d)	0.49	%*	0.49%		0.49%		0.49%		0.47	%*

Net investment income (loss) to average daily net assets(a)	2.00	%*	2.36%		2.23%		10.90%		2.30	%*

Portfolio turnover rate(e)	54	%**	72%		65%		71%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(f)*	0.05	%(f)	0.03	%(f)	0.04	%(f)	0.48	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	60%	76%	72%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,						Period from December 13, 2022 (commencement of operations) through February 28,
	(Unaudited)		2026		2025		2024		2023

Net asset value, beginning of period	$23.06		$22.30		$22.06		$20.19		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.25		0.53		0.53		0.54		0.12

Net realized and unrealized gain (loss)	2.63		3.00		2.41		2.46		0.10

Total from investment operations	2.88		3.53		2.94		3.00		0.22

Less distributions to shareholders:

From net investment income	(0.12)		(0.59)		(0.55)		(0.48)		(0.03)

From net realized gains	(1.29)		(2.18)		(2.15)		(0.65)		—

Total distributions	(1.41)		(2.77)		(2.70)		(1.13)		(0.03)

Net asset value, end of period	$24.53		$23.06		$22.30		$22.06		$20.19

Total Return(b)	12.90	%**	17.81%		13.41%		15.39%		1.10	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$162,642		$143,407		$129,825		$143,697		$215,668

Net expenses to average daily net assets(c)	0.39	%*	0.40%		0.39%		0.39%		0.38	%*

Net investment income (loss) to average daily net assets(a)	2.09	%*	2.47%		2.32%		2.67%		2.79	%*

Portfolio turnover rate(d)	54	%**	72%		65%		71%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(e)*	0.05	%(e)	0.03	%(e)	0.04	%(e)	0.28	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	60%	76%	72%	100%	77%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28,				Period from August 28, 2023 (commencement of operations) through February 29,
			2026		2025		2024

Net asset value, beginning of period	$23.30		$22.25		$22.03		$20.22

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.23		0.47		0.51		0.28

Net realized and unrealized gain (loss)	2.68		3.09		2.39		2.25

Total from investment operations	2.91		3.56		2.90		2.53

Less distributions to shareholders:

From net investment income	(0.12)		(0.33)		(0.53)		(0.39)

From net realized gains	(1.29)		(2.18)		(2.15)		(0.33)

Total distributions	(1.41)		(2.51)		(2.68)		(0.72)

Net asset value, end of period	$24.80		$23.30		$22.25		$22.03

Total Return(b)	12.91	%**	17.88%		13.25%		12.85	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,016		$1		$1,953		$1,733

Net expenses to average daily net assets(c)	0.49	%*	0.49%		0.49%		0.48	%*

Net investment income (loss) to average daily net assets(a)	1.90	%*	2.24%		2.24%		2.66	%*

Portfolio turnover rate(d)	54	%**	72%		65%		71	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(e)*	0.05	%(e)	0.03	%(e)	0.04	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024

Portfolio turnover rate including transactions in USTF	60%	76%	72%	100%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,						Period from February 15, 2023 (commencement of operations) through February 28,
	(Unaudited)		2026		2025		2024		2023

Net asset value, beginning of period	$23.01		$22.25		$22.03		$20.20		$21.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.22		0.48		0.48		0.51		0.01

Net realized and unrealized gain (loss)	2.63		3.00		2.40		2.44		(0.88	)(b)

Total from investment operations	2.85		3.48		2.88		2.95		(0.87)

Less distributions to shareholders:

From net investment income	(0.10)		(0.54)		(0.51)		(0.47)		—

From net realized gains	(1.29)		(2.18)		(2.15)		(0.65)		—

Total distributions	(1.39)		(2.72)		(2.66)		(1.12)		—

Net asset value, end of period	$24.47		$23.01		$22.25		$22.03		$20.20

Total Return(c)	12.80	%**	17.57%		13.12%		15.14%		(4.13	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$76,733		$68,028		$63,165		$74,100		$5

Net expenses to average daily net assets(d)	0.60	%*	0.61%		0.61%		0.59%		0.57	%*

Net investment income (loss) to average daily net assets(a)	1.88	%*	2.26%		2.10%		2.50%		1.73	%*

Portfolio turnover rate(e)	54	%**	72%		65%		71%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(f)*	0.06	%(f)	0.03	%(f)	0.03	%(f)	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	60%	76%	72%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Six Months Ended August 31, 2026
			Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023	2022

Net asset value, beginning of period	$24.90		$20.49		$19.09		$17.19		$19.74	$24.99

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.26		0.38		0.36		0.34		0.30	0.33

Net realized and unrealized gain (loss)	2.84		4.72		1.39		1.91		(1.08)	2.89

Total from investment operations	3.10		5.10		1.75		2.25		(0.78)	3.22

Less distributions to shareholders:

From net investment income	(0.05)		(0.36)		(0.35)		(0.35)		(0.45)	(0.39)

From net realized gains	(1.60)		(0.33)		—		—		(1.32)	(8.08)

Total distributions	(1.65)		(0.69)		(0.35)		(0.35)		(1.77)	(8.47)

Net asset value, end of period	$26.35		$24.90		$20.49		$19.09		$17.19	$19.74

Total Return(b)	12.60	%**	25.13%		9.02%		13.27%		(2.86)%	13.21%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$60,422		$43,519		$35,471		$34,842		$29,428	$253,810

Net expenses to average daily net assets(c)	0.48	%*	0.50%		0.47%		0.48%		0.45%	0.42%

Net investment income (loss) to average daily net assets(a)	1.93	%*	1.74%		1.74%		1.96%		1.71%	1.32%

Portfolio turnover rate(d)	62	%**	92%		89%		81%		60%	62%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.16	%(e)*	0.19	%(e)	0.16	%(e)	0.17	%(e)	—	0.00	%(e)(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	64%	98%	90%	89%	69%	71%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2026 (Unaudited)

1.	Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO-managed funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return

Emerging Markets ex-China Fund	Not Applicable	Total return

Emerging Markets Fund	Not Applicable	Total return

International Equity Fund	Not Applicable	High total return

International Opportunistic Value Fund	Not Applicable	Total return

Japan Value Creation Fund	Not Applicable	Total return

Quality Fund	Not Applicable	Total return

Resource Transition Fund	Not Applicable	Total return

Resources Fund	Not Applicable	Total return

Small Cap Quality Fund	Not Applicable	Total return

U.S. Equity Fund	Not Applicable	High total return

U.S. Opportunistic Value Fund	Not Applicable	Total return

U.S. Small Cap Value Fund	Not Applicable	Total return

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be

104

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2026, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

105

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; investment funds whose valuations are based on quarterly net asset value statements; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2026:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$6,352,510	$—	$6,352,510
Brazil	—	16,324,771	—	16,324,771
Canada	26,255,146	—	—	26,255,146
China	—	30,343,578	—	30,343,578
Denmark	—	19,757,077	—	19,757,077
Finland	—	9,662,640	—	9,662,640
France	—	42,526,341	—	42,526,341
Germany	—	11,833,541	—	11,833,541
Italy	—	5,825,315	—	5,825,315
Japan	—	14,460,854	—	14,460,854
Kazakhstan	—	3,397,974	—	3,397,974
Mexico	2,702,581	—	—	2,702,581
Netherlands	—	1,762,080	—	1,762,080
Norway	—	15,572,355	—	15,572,355
Portugal	—	1,893,563	—	1,893,563
Russia	—	—	0§	0§
South Korea	—	42,122,993	—	42,122,993
Spain	—	7,285,250	—	7,285,250
Switzerland	—	15,865,352	—	15,865,352
Thailand	—	1,756,746	—	1,756,746
Ukraine	—	1,142,701	—	1,142,701
United Kingdom	2,129,800	7,297,720	—	9,427,520
United States	261,134,325	—	—	261,134,325

TOTAL COMMON STOCKS	292,221,852	255,183,361	0§	547,405,213

Preferred Stocks
Chile	17,988,523	—	—	17,988,523

TOTAL PREFERRED STOCKS	17,988,523	—	—	17,988,523

106

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Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
France	$—	$—	$166,279	$166,279

TOTAL RIGHTS/WARRANTS	—	—	166,279	166,279

Investment Funds
United States	11,505,145	—	—	11,505,145

TOTAL INVESTMENT FUNDS	11,505,145	—	—	11,505,145

Short-Term Investments	294,192	—	—	294,192

Total Investments	322,009,712	255,183,361	166,279	577,359,352

Total	$322,009,712	$255,183,361	$166,279	$577,359,352

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$458,650	$861,114	$—	$1,319,764
Czech Republic	—	181,872	—	181,872
Egypt	—	112,532	—	112,532
Greece	45,444	253,250	—	298,694
Hungary	—	2,156,904	—	2,156,904
India	104,318	5,648,064	—	5,752,382
Kuwait	—	1,645,694	—	1,645,694
Mexico	43,677	—	—	43,677
Peru	749,980	—	—	749,980
Poland	—	937,412	—	937,412
Russia	—	—	0§	0§
Saudi Arabia	—	2,512,269	—	2,512,269
South Africa	—	536,026	—	536,026
South Korea	—	24,770,074	—	24,770,074
Taiwan	117,535	31,315,487	—	31,433,022
Thailand	—	7,375,318	—	7,375,318
Turkey	—	1,560,059	—	1,560,059
United Arab Emirates	—	522,772	—	522,772
United Kingdom	632,610	—	—	632,610
Vietnam	—	1,774,967	—	1,774,967

TOTAL COMMON STOCKS	2,152,214	82,163,814	0§	84,316,028

Preferred Stocks
Brazil	864,068	823,348	—	1,687,416
India	—	—	0§	0§
South Korea	—	525,592	—	525,592

TOTAL PREFERRED STOCKS	864,068	1,348,940	0§	2,213,008

Rights/Warrants
Brazil	0§	—	—	0§

TOTAL RIGHTS/WARRANTS	0§	—	—	0§

107

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Description	Level 1	Level 2	Level 3	Total

Emerging Markets ex-China Fund (continued)
Asset Valuation Inputs (continued)

Investment Funds
United States	$611,548	$—	$—	$611,548

TOTAL INVESTMENT FUNDS	611,548	—	—	611,548

Short-Term Investments	106,406	—	—	106,406

Total Investments	3,734,236	83,512,754	0§	87,246,990

Total	$3,734,236	$83,512,754	$0§	$87,246,990

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$2,965,120	$6,367,321	$—	$9,332,441
China	7,660,911	87,357,694	20	95,018,625
Colombia	35,735	—	—	35,735
Greece	666,512	2,321,680	—	2,988,192
Hungary	—	9,022,667	—	9,022,667
India	369,965	22,520,755	—	22,890,720
Kuwait	—	6,464,272	—	6,464,272
Peru	4,689,664	—	—	4,689,664
Philippines	—	494,102	—	494,102
Poland	—	5,569,272	—	5,569,272
Russia	—	—	0§	0§
Saudi Arabia	—	18,851,136	—	18,851,136
South Africa	—	2,355,008	—	2,355,008
South Korea	—	130,362,139	—	130,362,139
Sri Lanka	—	—	285,102	285,102
Taiwan	—	152,427,353	—	152,427,353
Thailand	—	47,208,673	—	47,208,673
Turkey	—	12,675,685	—	12,675,685
United Arab Emirates	—	2,879,047	—	2,879,047
United Kingdom	2,560,689	—	—	2,560,689
Vietnam	—	11,608,347	—	11,608,347

TOTAL COMMON STOCKS	18,948,596	518,485,151	285,122	537,718,869

Preferred Stocks
Brazil	11,261,885	4,176,244	—	15,438,129
India	—	—	0§	0§
Russia	—	—	0§	0§
South Korea	—	8,721,227	—	8,721,227

TOTAL PREFERRED STOCKS	11,261,885	12,897,471	0§	24,159,356

Investment Funds
United States	3,841,388	—	—	3,841,388

TOTAL INVESTMENT FUNDS	3,841,388	—	0§	3,841,388

Short-Term Investments	161,562	—	—	161,562

Total Investments	34,213,431	531,382,622	285,122	565,881,175

108

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Description	Level 1	Level 2	Level 3	Total

Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)

Derivatives^
Futures Contracts
Equity Risk	$85,325	$—	$—	$85,325

Total	$34,298,756	$531,382,622	$285,122	$565,966,500

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$44,119,927	$—	$44,119,927
Belgium	—	8,841,422	—	8,841,422
Canada	162,655,915	—	—	162,655,915
Finland	—	20,985,141	—	20,985,141
France	6,777,925	107,653,231	—	114,431,156
Germany	—	62,853,147	—	62,853,147
Hong Kong	—	68,091,567	—	68,091,567
Italy	—	34,346,068	—	34,346,068
Japan	—	338,274,921	—	338,274,921
Luxembourg	1,852,642	—	—	1,852,642
Netherlands	58,191,799	63,336,406	—	121,528,205
Norway	1,911,020	37,337,162	—	39,248,182
Portugal	—	3,358,274	—	3,358,274
Singapore	—	44,513,456	—	44,513,456
Spain	—	98,732,909	—	98,732,909
Sweden	—	3,425,121	—	3,425,121
Switzerland	—	64,349,096	—	64,349,096
United Kingdom	99,986,642	49,092,612	189,310	149,268,564

TOTAL COMMON STOCKS	331,375,943	1,049,310,460	189,310	1,380,875,713

Preferred Stocks
Germany	—	490,224	—	490,224

TOTAL PREFERRED STOCKS	—	490,224	—	490,224

Investment Funds
United States	21,591,912	—	—	21,591,912

TOTAL INVESTMENT FUNDS	21,591,912	—	—	21,591,912

Short-Term Investments	1,469,254	—	—	1,469,254

Total Investments	354,437,109	1,049,800,684	189,310	1,404,427,103

Total	$354,437,109	$1,049,800,684	$189,310	$1,404,427,103

Liability Valuation Inputs

Derivatives^
Futures Contracts
Equity Risk	$(160,301)	$—	$—	$(160,301)

Total	$(160,301)	$—	$—	$(160,301)

109

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Description	Level 1	Level 2	Level 3	Total

International Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$17,110,461	$—	$17,110,461
Austria	—	6,050,419	—	6,050,419
Belgium	—	1,937,488	—	1,937,488
Canada	73,076,041	—	—	73,076,041
Denmark	—	4,151,096	—	4,151,096
Finland	—	1,371,314	—	1,371,314
France	—	58,588,250	—	58,588,250
Germany	—	45,628,113	—	45,628,113
Hong Kong	—	11,403,132	—	11,403,132
Ireland	—	1,623,925	—	1,623,925
Israel	839,920	7,794,134	—	8,634,054
Italy	—	9,811,837	—	9,811,837
Japan	5,464,968	109,558,722	—	115,023,690
Netherlands	—	13,051,001	—	13,051,001
Norway	—	12,081,627	—	12,081,627
Singapore	—	3,180,513	—	3,180,513
Spain	—	34,166,429	—	34,166,429
Sweden	—	6,325,668	—	6,325,668
Switzerland	5,544,572	25,749,437	—	31,294,009
United Kingdom	26,133,268	34,728,106	—	60,861,374

TOTAL COMMON STOCKS	111,058,769	404,311,672	—	515,370,441

Preferred Stocks
Germany	—	4,159,313	—	4,159,313

TOTAL PREFERRED STOCKS	—	4,159,313	—	4,159,313

Investment Funds
United States	1,030,926	—	—	1,030,926

TOTAL INVESTMENT FUNDS	1,030,926	—	—	1,030,926

Debt Obligations
United States	500,375	—	—	500,375

TOTAL DEBT OBLIGATIONS	500,375	—	—	500,375

Short-Term Investments	157,939	—	—	157,939

Total Investments	112,748,009	408,470,985	—	521,218,994

Total	$112,748,009	$408,470,985	$—	$521,218,994

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$323,553,783	$—	$323,553,783
Investment Funds	7,632,088	—	447,420	8,079,508
Short-Term Investments	2,380,739	—	—	2,380,739

Total Investments	10,012,827	323,553,783	447,420	334,014,030

Total	$10,012,827	$323,553,783	$447,420	$334,014,030

110

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Description	Level 1	Level 2	Level 3	Total

Quality Fund
Asset Valuation Inputs
Common Stocks
Canada	$103,296,148	$—	$—	$103,296,148
France	—	558,994,401	—	558,994,401
Germany	—	332,300,420	—	332,300,420
Spain	—	98,777,043	—	98,777,043
Taiwan	—	568,489,886	—	568,489,886
United Kingdom	—	659,437,432	—	659,437,432
United States	10,301,119,503	—	—	10,301,119,503

TOTAL COMMON STOCKS	10,404,415,651	2,217,999,182	—	12,622,414,833

Investment Funds
United States	97,223,305	—	—	97,223,305

TOTAL INVESTMENT FUNDS	97,223,305	—	—	97,223,305

Short-Term Investments	2,805,023	—	—	2,805,023

Total Investments	10,504,443,979	2,217,999,182	—	12,722,443,161

Total	$10,504,443,979	$2,217,999,182	$—	$12,722,443,161

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$5,483,854	$—	$5,483,854
Brazil	—	14,491,769	—	14,491,769
Canada	19,610,325	—	—	19,610,325
China	—	3,935,620	—	3,935,620
Denmark	—	3,593,128	—	3,593,128
Finland	—	5,558,897	—	5,558,897
France	—	2,785,249	—	2,785,249
Italy	—	2,160,033	—	2,160,033
Japan	—	1,109,374	—	1,109,374
Kazakhstan	—	922,064	—	922,064
Netherlands	—	955,911	—	955,911
Norway	—	7,502,469	—	7,502,469
South Africa	—	1,426,116	—	1,426,116
South Korea	—	1,226,257	—	1,226,257
United Kingdom	—	15,657,228	—	15,657,228
United States	71,218,621	—	—	71,218,621

TOTAL COMMON STOCKS	90,828,946	66,807,969	—	157,636,915

Preferred Stocks
Brazil	—	7,693,726	—	7,693,726
Chile	7,758,782	—	—	7,758,782

TOTAL PREFERRED STOCKS	7,758,782	7,693,726	—	15,452,508

Investment Funds
United States	4,141,217	—	—	4,141,217

TOTAL INVESTMENT FUNDS	4,141,217	—	—	4,141,217

111

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Description	Level 1	Level 2	Level 3	Total
Resource Transition Fund (continued)
Asset Valuation Inputs (continued)

Short-Term Investments	$592,439	$—	$—	$592,439

Total Investments	103,321,384	74,501,695	—	177,823,079

Total	$103,321,384	$74,501,695	$—	$177,823,079

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$63,187,973	$—	$—	$63,187,973
Australia	—	22,125,140	—	22,125,140
Brazil	—	62,066,216	—	62,066,216
Canada	124,387,794	—	—	124,387,794
China	—	20,119,917	—	20,119,917
Denmark	—	14,503,828	—	14,503,828
Finland	—	20,920,012	—	20,920,012
France	—	11,242,834	—	11,242,834
Italy	—	8,489,280	—	8,489,280
Japan	—	8,365,655	—	8,365,655
Kazakhstan	—	3,722,619	—	3,722,619
Netherlands	—	3,666,801	—	3,666,801
Norway	—	41,908,181	—	41,908,181
Pakistan	—	3,503,937	—	3,503,937
Russia	—	—	0§	0§
Singapore	—	—	3	3
South Africa	—	10,740,682	—	10,740,682
South Korea	—	4,668,473	—	4,668,473
Thailand	—	3,584,058	—	3,584,058
Ukraine	—	2,604,084	—	2,604,084
United Kingdom	5,653,230	180,710,257	—	186,363,487
United States	503,905,036	—	—	503,905,036

TOTAL COMMON STOCKS	697,134,033	422,941,974	3	1,120,076,010

Preferred Stocks
Brazil	—	72,293,304	—	72,293,304
Chile	29,590,984	—	—	29,590,984
Russia	—	—	0§	0§

TOTAL PREFERRED STOCKS	29,590,984	72,293,304	0§	101,884,288

Investment Funds
United States	29,311,108	—	—	29,311,108

TOTAL INVESTMENT FUNDS	29,311,108	—	—	29,311,108

Short-Term Investments	881,878	—	—	881,878

Total Investments	756,918,003	495,235,278	3	1,252,153,284

Total	$756,918,003	$495,235,278	$3	$1,252,153,284

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Description	Level 1	Level 2	Level 3	Total

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$693,606,959	$—	$—	$693,606,959
Investment Funds	14,720,450	—	—	14,720,450
Short-Term Investments	3,815,111	—	—	3,815,111

Total Investments	712,142,520	—	—	712,142,520

Total	$712,142,520	$—	$—	$712,142,520

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$216,161,410	$—	$—	$216,161,410
Debt Obligations	112,093	—	—	112,093
Investment Funds	873,725	—	—	873,725
Short-Term Investments	170,441	—	—	170,441

Total Investments	217,317,669	—	—	217,317,669

Derivatives^
Futures Contracts
Equity Risk	3,576	—	—	3,576

Total	$217,321,245	$—	$—	$217,321,245

U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$347,757,697	$—	$—	$347,757,697
Investment Funds	1,216,436	—	—	1,216,436
Short-Term Investments	134,782	—	—	134,782

Total Investments	349,108,915	—	—	349,108,915

Total	$349,108,915	$—	$—	$349,108,915

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$60,158,021	$—	$—	$60,158,021
Investment Funds	211,374	—	—	211,374
Short-Term Investments	71,293	—	—	71,293

Total Investments	60,440,688	—	—	60,440,688

Total	$60,440,688	$—	$—	$60,440,688

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2026.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

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Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company (“State Street”) serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

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At August 31, 2026, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	10,646,716	—	11,369,813	11,369,813
Emerging Markets ex-China Fund	45,763	—	53,861	53,861
Emerging Markets Fund	5,627,228	—	5,889,611	5,889,611
International Equity Fund	32,541,714	—	34,461,630	34,461,630
International Opportunistic Value Fund	8,444,953	—	8,846,243	8,846,243
Resource Transition Fund	939,538	111,181	869,632	980,813
Resources Fund	58,263,364	—	61,732,952	61,732,952
U.S. Equity Fund	143,701	—	150,525	150,525
U.S. Opportunistic Value Fund	122,787	—	128,618	128,618

*Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) with State Street on behalf of the Funds, along with other funds managed by GMO. The purpose of the Credit Agreement is to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergencies. The current term of the line of credit under the Credit Agreement is through January 14, 2027. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the period ended August 31, 2026.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and

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associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s NAV. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s NAV, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). International Opportunistic Value Fund is expected to enter into a closing agreement with the IRS. Accordingly, estimated fees related to International Opportunistic Value Fund’s expected closing agreement liability is presented within Net IRS closing agreement benefits (fees) in the Statements of Operations and the estimated closing agreement liability is presented as Payable for IRS closing agreement fees in the Statements of Assets and Liabilities.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2026, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Other income in the Statements of Operations may also include interest payments (net of related withholding taxes) in respect of capital gain tax refunds in connection with certain holdings previously held by the Funds.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2026, certain Funds elected to defer to March 1, 2026 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Climate Change Fund	—	—
Emerging Markets ex-China Fund	—	—
Emerging Markets Fund	—	—
International Equity Fund	(24,436,485)	—
International Opportunistic Value Fund	—	—
Japan Value Creation Fund	—	—
Quality Fund	—	—
Resource Transition Fund	—	—
Resources Fund	—	(5,133,937)
Small Cap Quality Fund	—	—

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Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	—	—

As of February 28, 2026, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2026, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(1,987,830)	(151,434,730)
Emerging Markets ex-China Fund	(5,150,065)	(21,296,424)
Emerging Markets Fund	(163,742,980)	(1,271,858,286)
International Equity Fund	(641,989,190)	—
International Opportunistic Value Fund	—	—
Japan Value Creation Fund	—	—
Quality Fund	—	—
Resource Transition Fund	(58,008,020)	(14,593,042)
Resources Fund	(21,683,615)	(125,444,123)
Small Cap Quality Fund	—	—
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	—	—

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As of August 31, 2026, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	677,634,615	82,165,272	(182,440,535)	(100,275,263)	—
Emerging Markets ex-China Fund	93,689,907	20,184,028	(26,626,945)	(6,442,917)	—
Emerging Markets Fund	565,397,314	119,336,739	(118,852,878)	483,861	85,325
International Equity Fund	1,160,089,275	277,284,525	(32,946,697)	244,337,828	(160,301)
International Opportunistic Value Fund	434,830,970	89,143,282	(2,755,258)	86,388,024	—
Japan Value Creation Fund	281,136,747	53,472,799	(595,516)	52,877,283	—
Quality Fund	6,957,681,397	6,020,339,283	(255,577,519)	5,764,761,764	—
Resource Transition Fund	205,244,433	21,808,372	(49,229,726)	(27,421,354)	—
Resources Fund	1,349,516,713	300,089,888	(397,453,317)	(97,363,429)	—
Small Cap Quality Fund	696,364,056	74,267,875	(58,489,411)	15,778,464	—
U.S. Equity Fund	181,555,459	39,609,081	(3,846,871)	35,762,210	3,576
U.S. Opportunistic Value Fund	313,703,097	44,004,658	(8,598,840)	35,405,818	—
U.S. Small Cap Value Fund	53,742,130	8,660,673	(1,962,115)	6,698,558	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2026, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

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During the period ended August 31, 2026, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. The ruble balances, which have not been recorded to date, could be material to the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place, or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Proceeds from litigation settlements, if any, are included in the Statements of Operations within Net realized gain (loss).

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Other matters — Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets was INR 262,800,000 (equivalent to $2,761,048) as of August 31, 2026 and is included in Foreign currency within the Statements of Assets and Liabilities. In recognition of the potential liability and based on management’s estimate of that liability having consulted with counsel, a portion of that amount (INR 65,700,000, equivalent to $690,262) is included as a Miscellaneous payable within the Statements of Assets and Liabilities. Any costs in respect of this matter will be borne by EMF.

Segment reporting

The Officers of the Funds act as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Significant accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X		X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X		X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X		X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X		X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X		X	X	X	X	X	X	X
Large Transactions Risk	X	X	X	X	X	X		X	X	X	X	X	X
Commodities Risk	X							X	X
Value Investing Risk					X							X	X
Fund of Funds Risk		X	X
Non-Diversified Funds								X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase

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equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange

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rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

• LARGE TRANSACTIONS RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. A Fund also may be subject to these effects when a number of shareholders collectively redeem a large amount of Fund shares.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline, fluctuate significantly in a rapid and unpredictable manner or fluctuate significantly more than if a Fund had a broader range of investments.

• VALUE INVESTING RISK. Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to a Fund.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• NON-DIVERSIFIED FUNDS. Resource Transition Fund is not a “diversified” investment company within the meaning of the 1940 Act. This means it is allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on its performance.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

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The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2026, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund	U.S. Equity Fund
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded

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by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026 and the Statements of Operations for the period ended August 31, 2026^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity Contracts
Emerging Markets ex-China Fund
Net Realized Gain (Loss) on
Futures Contracts	$107,021

Total	$107,021

Emerging Markets Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$85,325

Total	$85,325

Net Realized Gain (Loss) on
Futures Contracts	$1,169,751

Total	$1,169,751

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(39,270)

Total	$(39,270)

International Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(160,301)

Total	$(160,301)

Net Realized Gain (Loss) on
Futures Contracts	$1,049,415

Total	$1,049,415

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(160,301)

Total	$(160,301)

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Equity Contracts
International Opportunistic Value Fund
Net Realized Gain (Loss) on
Futures Contracts	$(234,668)

Total	$(234,668)

U.S. Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$3,576

Total	$3,576

Net Realized Gain (Loss) on
Futures Contracts	$31,036

Total	$31,036

Change in Net Appreciation (Depreciation) on
Futures Contracts	$3,645

Total	$3,645

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2026, if any.

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The average derivative activity of notional amounts (futures contracts), based on absolute values, at each month-end, was as follows for the period ended August 31, 2026:

Fund Name	Futures Contracts ($)
Emerging Markets ex-China Fund	291,417
Emerging Markets Fund	6,197,171
International Equity Fund	21,381,085
International Opportunistic Value Fund	138,450	*
U.S. Equity Fund	368,140

*	During the period ended August 31, 2026, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Management Fee	0.60%	0.55%	0.65%	0.50%	0.50%	0.50%	0.33%	0.80%	0.50%	0.60%	0.31%	0.31%	0.31%

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*	0.15%	0.15%
Emerging Markets ex-China Fund	0.22%*	0.15%	0.105%*	0.085%*	0.055%	0.22%*	0.22%*
Emerging Markets Fund	0.22%	0.15%	0.105%*	0.085%*	0.055%	0.22%	0.22%
International Equity Fund	0.22%*	0.15%	0.09%			0.22%*	0.22%
International Opportunistic Value Fund		0.15%	0.10%			0.15%	0.15%
Japan Value Creation Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%
Quality Fund		0.15%	0.105%	0.085%*	0.055%	0.15%	0.15%
Resource Transition Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
Resources Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
Small Cap Quality Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%

126

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
U.S. Equity Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
U.S. Opportunistic Value Fund		0.15%		0.085%*	0.055%	0.15%	0.15%
U.S. Small Cap Value Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*

*	Class is offered but has no shareholders as of August 31, 2026.

GMO has contractually agreed to reimburse Emerging Markets Fund for “Specified Operating Expenses” (as defined below). For U.S. Opportunistic Value Fund, International Equity Fund, Japan Value Creation Fund and U.S. Equity Fund, GMO has contractually agreed to reimburse the Funds for the portion of their “Specified Operating Expenses” (as defined below) that exceed 0.02% of each Fund’s average daily net assets. For Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Funds for the portion of their “Specified Operating Expenses” (as defined below) that exceed 0.10% of each Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses.

With respect to Climate Change Fund, Emerging Markets ex-China Fund, International Opportunistic Value Fund, Quality Fund, Resource Transition Fund and Small Cap Quality Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse each Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The Expense Cap for Climate Change Fund is 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares. The Expense Cap for Emerging Markets ex-China Fund is 0.85% for Class II shares; 0.80% for Class III shares; 0.75% for Class IV shares; 0.70% for Class V shares; 0.67% for Class VI shares; 0.85% for Class R6 shares; and 0.85% for Class I shares. The Expense Cap for International Opportunistic Value Fund is 0.67% for Class III shares; 0.62% for Class IV shares; 0.67% for Class R6 shares; and 0.67% for Class I shares. The Expense Cap for Quality Fund is 0.50% for Class III shares; 0.455% for Class IV shares; 0.435% for Class V shares; 0.405% for Class VI shares; 0.50% for Class R6 shares; and 0.50% for Class I shares. The Expense Cap for Resource Transition Fund is 0.95% for Class III shares; 0.90% for Class IV shares; 0.885% for Class V shares; 0.855% for Class VI shares; 0.95% for Class R6 shares; and 0.95% for Class I shares. The Expense Cap for Small Cap Quality Fund is 0.75% for Class III shares; 0.70% for Class IV shares; 0.685% for Class V shares; 0.655% for Class VI shares; 0.75% for Class R6 shares; and 0.75% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap.

GMO is permitted to recover from Climate Change Fund, Emerging Markets ex-China Fund, International Opportunistic Value Fund, Resources Fund and U.S. Small Cap Value Fund on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Caps set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2026, GMO did not recoup any previously recorded waivers and/or reimbursements.

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August 31, 2026 (Unaudited)

On August 31, 2026, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028	Expiring the year ending February 28, 2029	Expiring the year ending February 28, 2030
Climate Change Fund, Class III	$143,124	$158,309	$66,782	$38,091
Climate Change Fund, Class R6	$76,390	$82,283	$56,772	$65,837
Climate Change Fund, Class I	$140,261	$93,024	$22,515	$15,897
Emerging Markets ex-China Fund, Class III	$34,737	$217,983	$101,705	$67,261
Emerging Markets ex-China Fund, Class VI	$310,278	$300,320	$124,766	$80,340
International Opportunistic Value Fund , Class III	—	—	—	$6,272
International Opportunistic Value Fund , Class IV	—	—	—	$55,608
International Opportunistic Value Fund , Class R6	—	—	—	$2,849
International Opportunistic Value Fund , Class I	—	—	—	$120
U.S. Small Cap Value Fund, Class VI	$52,412	$61,347	$71,332	$41,587

For each Fund that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees, to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs. Management fees and shareholder service fees will not be waived below zero.

In addition, for Emerging Markets Fund, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares of each Fund, except Emerging Markets Fund and Small Cap Quality Fund, to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of such Fund’s average daily net assets attributable to Class I shares.

For Emerging Markets Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares.

For Small Cap Quality Fund, GMO has voluntarily determined to waive its fees with respect to and/or reimburse Class I shares for all amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders.

These contractual waivers and reimbursements will continue through at least June 30, 2027 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

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August 31, 2026 (Unaudited)

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2026 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Climate Change Fund	18,357
Emerging Markets ex-China Fund	2,907
Emerging Markets Fund	15,899
International Equity Fund	36,321
International Opportunistic Value Fund	10,976
Japan Value Creation Fund	8,057
Quality Fund	381,393
Resource Transition Fund	5,129
Resources Fund	42,555
Small Cap Quality Fund	21,013
U.S. Equity Fund	6,570
U.S. Opportunistic Value Fund	10,936
U.S. Small Cap Value Fund	1,364

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2026, none of the Funds had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2026, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2026 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	230,759,569	—	270,364,660
Emerging Markets ex-China Fund	—	77,560,904	—	109,270,678
Emerging Markets Fund	—	449,474,125	—	498,384,686
International Equity Fund	—	993,922,540	—	819,828,683

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
International Opportunistic Value Fund	1,501,853	326,657,208	1,001,012	169,125,674
Japan Value Creation Fund	—	130,760,669	—	107,448,230
Quality Fund	—	2,466,902,008	—	3,027,900,722
Resource Transition Fund	—	103,569,991	—	101,995,883
Resources Fund	—	478,879,783	—	545,239,131
Small Cap Quality Fund	—	208,965,421	—	188,353,624
U.S. Equity Fund	56,055	107,260,124	—	132,800,604
U.S. Opportunistic Value Fund	—	195,526,704	—	202,946,044
U.S. Small Cap Value Fund	—	44,704,452	—	33,182,786

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2026

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Climate Change Fund	2	52.63%
Emerging Markets ex-China Fund	5#	90.78%
Emerging Markets Fund	3#	47.42%
International Equity Fund	5§	73.46%
International Opportunistic Value Fund	5§	72.13%
Japan Value Creation Fund	4#	65.41%
Quality Fund	—	—
Resource Transition Fund	1	99.53%
Resources Fund	3	51.97%
Small Cap Quality Fund	3	59.69%
U.S. Equity Fund	4#	86.43%
U.S. Opportunistic Value Fund	4#	76.49%
U.S. Small Cap Value Fund	4#	90.35%

#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.

130

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:
Shares sold	99,805	$2,768,500	261,397	$5,246,437
Shares issued to shareholders in reinvestment of distributions	47,561	1,334,569	116,599	2,903,310
Shares repurchased	(891,894)	(25,853,605)	(7,526,970)	(150,375,431)

Net increase (decrease)	(744,528)	$(21,750,536)	(7,148,974)	$(142,225,684)

Class R6:
Shares sold	83,582	$2,332,253	4,914,820	$111,403,011
Shares issued to shareholders in reinvestment of distributions	83,402	2,334,439	133,375	3,311,707
Shares repurchased	(607,136)	(16,558,938)	(1,971,629)	(36,834,928)

Net increase (decrease)	(440,152)	$(11,892,246)	3,076,566	$77,879,790

Class I:
Shares sold	170,444	$4,851,037	673,227	$13,766,145
Shares issued to shareholders in reinvestment of distributions	18,345	514,019	38,768	964,154
Shares repurchased	(329,835)	(9,367,927)	(4,785,138)	(87,098,863)

Net increase (decrease)	(141,046)	$(4,002,871)	(4,073,143)	$(72,368,564)

Emerging Markets ex-China Fund
Class III:
Shares sold	26,882	$500,000	41,813	$480,436
Shares issued to shareholders in reinvestment of distributions	83,324	1,576,481	214,676	2,902,365
Shares repurchased	(783,464)	(14,818,194)	(438,393)	(5,809,045)

Net increase (decrease)	(673,258)	$(12,741,713)	(181,904)	$(2,426,244)

Class VI:
Shares sold	288,655	$4,905,000	209,079	$2,661,897
Shares issued to shareholders in reinvestment of distributions	123,326	2,340,736	280,142	3,804,046
Shares repurchased	(1,159,833)	(23,139,963)	(751,813)	(10,103,359)

Net increase (decrease)	(747,852)	$(15,894,227)	(262,592)	$(3,637,416)

Emerging Markets Fund
Class II:
Shares sold	121,568	$3,995,000	981	$32,762
Shares issued to shareholders in reinvestment of distributions	56,413	2,149,340	140,821	4,069,998
Shares repurchased	(2,078,145)	(70,839,691)	(205,602)	(5,768,033)

Net increase (decrease)	(1,900,164)	$(64,695,351)	(63,800)	$(1,665,273)

131

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount
Emerging Markets Fund (continued)
Class III:
Shares sold	1,670,047	$56,998,709	180	$5,386
Shares issued to shareholders in reinvestment of distributions	39	1,495	96	2,825
Shares repurchased	—	—	(189)	(6,546)
Net increase (decrease)	1,670,086	$57,000,204	87	$1,665

Class VI:
Shares sold	1,032,103	$37,046,909	788,895	$20,981,059
Shares issued to shareholders in reinvestment of distributions	145,343	5,476,519	390,318	11,145,447
Shares repurchased	(1,278,160)	(48,289,243)	(2,272,026)	(64,886,611)

Net increase (decrease)	(100,714)	$(5,765,815)	(1,092,813)	$(32,760,105)

Class R6:
Shares sold	112,240	$4,296,944	157,081	$4,187,923
Shares issued to shareholders in reinvestment of distributions	13,158	501,190	30,409	878,528
Shares repurchased	(110,597)	(3,890,588)	(114,467)	(3,128,388)

Net increase (decrease)	14,801	$907,546	73,023	$1,938,063

Class I:
Shares sold	122,719	$4,574,214	1,308,884	$32,371,960
Shares issued to shareholders in reinvestment of distributions	56,518	2,147,679	143,255	4,131,960
Shares repurchased	(1,060,796)	(40,595,590)	(938,700)	(24,607,434)

Net increase (decrease)	(881,559)	$(33,873,697)	513,439	$11,896,486

International Equity Fund
Class III:
Shares sold	844,998	$32,669,170	702,465	$21,599,465
Shares issued to shareholders in reinvestment of distributions	—	—	697,089	23,057,139
Shares repurchased	(1,809,518)	(70,821,736)	(4,486,311)	(141,244,262)

Net increase (decrease)	(964,520)	$(38,152,566)	(3,086,757)	$(96,587,658)

Class IV:
Shares sold	601,243	$22,935,000	6,181,936	$188,100,609
Shares issued to shareholders in reinvestment of distributions	—	—	993,085	32,750,454
Shares repurchased	(2,218,770)	(86,157,000)	(13,938,873)	(432,719,935)

Net increase (decrease)	(1,617,527)	$(63,222,000)	(6,763,852)	$(211,868,872)

Class I:
Shares sold	7,400,634	$282,272,457	1,787,608	$60,528,323
Shares issued to shareholders in reinvestment of distributions	—	—	50,865	1,702,539
Shares repurchased	(725,146)	(28,531,387)	(219,077)	(7,766,129)

Net increase (decrease)	6,675,488	$253,741,070	1,619,396	$54,464,733

132

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount

International Opportunistic Value Fund
Class III:
Shares sold	303,913	$5,700,124	80	$1,228
Shares issued to shareholders in reinvestment of distributions	118,327	2,112,142	409,747	6,592,534
Shares repurchased	(306,121)	(5,710,000)	(336,646)	(5,716,363)

Net increase (decrease)	116,119	$2,102,266	73,181	$877,399

Class IV:
Shares sold	10,045,249	$187,835,000	4,542,116	$75,138,305
Shares issued to shareholders in reinvestment of distributions	829,369	14,737,892	3,437,879	55,032,975
Shares repurchased	(1,820,568)	(33,446,081)	(16,538,607)	(272,575,344)

Net increase (decrease)	9,054,050	$169,126,811	(8,558,612)	$(142,404,064)

Class R6:
Shares sold	—	$—	488	$8,965
Shares issued to shareholders in reinvestment of distributions	59,687	1,063,019	287,609	4,618,609
Shares repurchased	(192,857)	(3,507,835)	(568,620)	(9,326,384)

Net increase (decrease)	(133,170)	$(2,444,816)	(280,523)	$(4,698,810)

Class I:
Shares sold	50,058	$933,883	82,972	$1,479,689
Shares issued to shareholders in reinvestment of distributions	937	16,612	12,990	208,289
Shares repurchased	(28,295)	(484,570)	(59,827)	(966,900)

Net increase (decrease)	22,700	$465,925	36,135	$721,078

Japan Value Creation Fund
Class III:
Shares sold	478,584	$14,374,518	3,198	$66,305
Shares issued to shareholders in reinvestment of distributions	43,933	1,266,136	76,872	1,872,465
Shares repurchased	(246,014)	(6,500,000)	(78,088)	(1,840,000)

Net increase (decrease)	276,503	$9,140,654	1,982	$98,770

Class VI:
Shares sold	241,779	$6,992,152	1,093,849	$26,199,222
Shares issued to shareholders in reinvestment of distributions	150,630	4,342,658	268,948	6,546,142
Shares repurchased	(621,244)	(18,219,903)	(2,555,970)	(60,628,647)

Net increase (decrease)	(228,835)	$(6,885,093)	(1,193,173)	$(27,883,283)

Class I:
Shares sold	984,846	$28,625,538	2,500,067	$62,228,926
Shares issued to shareholders in reinvestment of distributions	126,921	3,645,178	86,988	2,120,068
Shares repurchased	(207,771)	(6,093,240)	(141,874)	(3,449,015)

Net increase (decrease)	903,996	$26,177,476	2,445,181	$60,899,979

133

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares		Amount
Quality Fund
Class III:
Shares sold	4,287,788	$148,054,101	8,426,688		$289,127,005
Shares issued to shareholders in reinvestment of distributions	2,289,175	82,982,605	10,148,469		351,807,945
Shares repurchased	(20,965,875)	(752,154,912)	(18,191,233)		(625,235,913)

Net increase (decrease)	(14,388,912)	$(521,118,206)	383,924		$15,699,037

Class IV:
Shares sold	9,204,896	$325,597,409	14,406,105		$502,625,100
Shares issued to shareholders in reinvestment of distributions	999,348	36,366,254	3,284,891		114,277,839
Shares repurchased	(1,052,357)	(38,250,000)	(21,568,287	)(a)	(747,221,290	)(a)

Net increase (decrease)	9,151,887	$323,713,663	(3,877,291)		$(130,318,351)

Class VI:
Shares sold	2,242,270	$81,176,143	14,963,685		$521,176,002
Shares issued to shareholders in reinvestment of distributions	2,258,150	81,880,518	8,209,790		284,446,985
Shares repurchased	(4,936,147)	(176,970,827)	(20,995,207)		(716,595,216)

Net increase (decrease)	(435,727)	$(13,914,166)	2,178,268		$89,027,771

Class R6:
Shares sold	9,940,221	$354,266,649	20,952,042		$734,019,625
Shares issued to shareholders in reinvestment of distributions	1,254,089	45,360,401	4,677,896		161,859,377
Shares repurchased	(7,400,731)	(268,401,937)	(11,905,401	)(b)	(390,239,812	)(b)

Net increase (decrease)	3,793,579	$131,225,113	13,724,537		$505,639,190

Class I:
Shares sold	3,194,111	$113,222,503	13,890,077		$475,104,651
Shares issued to shareholders in reinvestment of distributions	1,166,316	42,104,018	4,942,772		170,656,597
Shares repurchased	(9,735,963)	(345,149,575)	(12,722,716)		(436,809,916)

Net increase (decrease)	(5,375,536)	$(189,823,054)	6,110,133		$208,951,332

Resource Transition Fund
Class VI:
Shares sold	33,972	$650,000	4,069		$50,000
Shares issued to shareholders in reinvestment of distributions	134,724	2,387,303	315,660		5,145,265

Net increase (decrease)	168,696	$3,037,303	319,729		$5,195,265

Resources Fund
Class III:
Shares sold	199,341	$5,145,000	367,006		$7,515,199
Shares issued to shareholders in reinvestment of distributions	108,126	2,684,770	308,591		6,626,922
Shares repurchased	(990,386)	(27,199,921)	(2,582,642)		(50,697,057)

Net increase (decrease)	(682,919)	$(19,370,151)	(1,907,045)		$(36,554,936)

134

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount
Resources Fund (continued)

Class IV:
Shares issued to shareholders in reinvestment of distributions	89,474	$2,213,594	327,038	$6,924,035
Shares repurchased	(206,986)	(5,399,999)	(14,617,218)	(307,425,778)

Net increase (decrease)	(117,512)	$(3,186,405)	(14,290,180)	$(300,501,743)

Class VI:
Shares sold	79,320	$2,030,000	103,235	$2,114,248
Shares issued to shareholders in reinvestment of distributions	51,070	1,262,960	152,338	3,254,067
Shares repurchased	(749,069)	(19,763,748)	(1,372,399)	(27,951,116)

Net increase (decrease)	(618,679)	$(16,470,788)	(1,116,826)	$(22,582,801)

Class R6:
Shares sold	1,167,990	$31,060,559	5,743,373	$106,473,644
Shares issued to shareholders in reinvestment of distributions	228,594	5,666,857	694,812	14,847,713
Shares repurchased	(2,378,297)	(65,401,855)	(14,670,352)	(289,696,298)

Net increase (decrease)	(981,713)	$(28,674,439)	(8,232,167)	$(168,374,941)

Class I:
Shares sold	1,169,775	$31,533,642	3,137,745	$58,869,409
Shares issued to shareholders in reinvestment of distributions	124,269	3,088,095	336,074	7,248,257
Shares repurchased	(1,059,035)	(28,897,449)	(15,693,053)	(263,716,880)

Net increase (decrease)	235,009	$5,724,288	(12,219,234)	$(197,599,214)

Small Cap Quality Fund

Class III:
Shares sold	22,843	$565,000	345,253	$7,615,078
Shares issued to shareholders in reinvestment of distributions	91,235	2,302,753	12,793	300,633
Shares repurchased	(4,190)	(100,000)	(24,030)	(557,475)

Net increase (decrease)	109,888	$2,767,753	334,016	$7,358,236

Class IV:(c)
Shares sold	—	$—	6,484,484	$140,000,000
Shares issued to shareholders in reinvestment of distributions	217,387	5,484,668	34,794	818,084

Net increase (decrease)	217,387	$5,484,668	6,519,278	$140,818,084

Class VI:
Shares sold	370,818	$9,445,000	373,739	$8,303,978
Shares issued to shareholders in reinvestment of distributions	69,802	1,764,601	11,294	265,837
Shares repurchased	(94,827)	(2,428,787)	(754,485)	(17,267,428)

Net increase (decrease)	345,793	$8,780,814	(369,452)	$(8,697,613)

Class R6:(d)
Shares sold	1,230,133	$31,180,579	8,253,355	$193,176,017
Shares issued to shareholders in reinvestment of distributions	283,352	7,143,308	17,189	413,201
Shares repurchased	(534,918)	(13,710,633)	(168,335)	(4,087,819)

Net increase (decrease)	978,567	$24,613,254	8,102,209	$189,501,399

135

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount
Small Cap Quality Fund (continued)
Class I:
Shares sold	587,063	$14,890,151	3,837,277	$86,389,210
Shares issued to shareholders in reinvestment of distributions	185,652	4,685,861	42,239	984,532
Shares repurchased	(594,744)	(15,056,541)	(9,007,730)	(208,471,868)

Net increase (decrease)	177,971	$4,519,471	(5,128,214)	$(121,098,126)

U.S. Equity Fund
Class III:
Shares sold	—	$—	680,629	$8,762,712
Shares issued to shareholders in reinvestment of distributions	448,592	6,899,342	661,855	9,327,069
Shares repurchased	(281,409)	(4,402,025)	(301,604)	(4,327,816)

Net increase (decrease)	167,183	$2,497,317	1,040,880	$13,761,965

Class VI:
Shares sold	150,914	$2,115,000	3,689,025	$47,635,264
Shares issued to shareholders in reinvestment of distributions	582,648	8,768,853	1,004,384	13,882,133
Shares repurchased	(1,704,037)	(25,108,875)	(2,125,836)	(28,745,475)

Net increase (decrease)	(970,475)	$(14,225,022)	2,567,573	$32,771,922

U.S. Opportunistic Value Fund
Class III:
Shares sold	92,301	$2,196,000	2,928,849	$67,066,441
Shares issued to shareholders in reinvestment of distributions	263,360	6,075,719	230,606	4,736,599
Shares repurchased	(630,860)	(15,030,000)	(98,621)	(2,150,000)

Net increase (decrease)	(275,199)	$(6,758,281)	3,060,834	$69,653,040

Class IV:(e)
Shares issued to shareholders in reinvestment of distributions	—	$—	859,219	$17,457,560
Shares repurchased	—	—	(12,223,310)	(261,497,055)

Net increase (decrease)	—	$—	(11,364,091)	$(244,039,495)

Class VI:
Shares sold	690,817	$15,975,000	591,272	$12,484,573
Shares issued to shareholders in reinvestment of distributions	400,052	9,213,201	769,843	15,788,054
Shares repurchased	(679,458)	(15,807,302)	(964,816)	(20,590,102)

Net increase (decrease)	411,411	$9,380,899	396,299	$7,682,525

Class R6:
Shares sold	111,540	$2,630,018	6,752	$142,766
Shares issued to shareholders in reinvestment of distributions	4,312	100,393	7,844	157,030
Shares repurchased	(34,568)	(829,464)	(102,331)	(2,172,347)

Net increase (decrease)	81,284	$1,900,947	(87,735)	$(1,872,551)

136

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount
U.S. Opportunistic Value Fund (continued)
Class I:
Shares sold	292,407	$6,791,298	298,740	$6,396,824
Shares issued to shareholders in reinvestment of distributions	181,263	4,165,415	363,354	7,435,146
Shares repurchased	(293,707)	(6,838,905)	(544,508)	(11,644,127)

Net increase (decrease)	179,963	$4,117,808	117,586	$2,187,843

U.S. Small Cap Value Fund
Class VI:
Shares sold	651,385	$17,525,000	68,592	$1,590,000
Shares issued to shareholders in reinvestment of distributions	147,157	3,803,995	51,325	1,189,131
Shares repurchased	(253,558)	(6,637,881)	(103,469)	(2,444,728)

Net increase (decrease)	544,984	$14,691,114	16,448	$334,403

(a)	5,289,998 shares and $170,549,526 were redeemed in-kind.

(b)	4,154,508 shares and $121,477,806 were redeemed in-kind.

(c)	The period under the heading “Year Ended February 28, 2026” represents the period from March 31, 2025 (commencement of operations) through February 28, 2026.

(d)	The period under the heading “Year Ended February 28, 2026” represents the period from April 29, 2025 (commencement of operations) through February 28, 2026.

(e)	Class IV liquidated on February 23, 2026.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2026 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Climate Change Fund
GMO U.S. Treasury Fund, Class VI	$16,963,453	$58,363,560	$63,800,000	$162,860	$—	$(18,905)	$(2,963)	$11,505,145

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund, Class VI	$506,163	$15,012,170	$14,904,500	$12,107	$—	$(2,285)	$—	$611,548

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$302,374	$—	$—	$—	$—	$—	$(17,272)	$285,102
GMO U.S. Treasury Fund, Class VI	2,002,959	109,906,736	108,050,000	108,131	—	(18,307)	—	3,841,388

Totals	$2,305,333	$109,906,736	$108,050,000	$108,131	$—	$(18,307)	$(17,272)	$4,126,490

137

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

International Equity Fund
GMO U.S. Treasury Fund, Class VI	$10,318,555	$229,860,000	$220,150,000	$420,503		$—	$(13,987)	$(18)	$20,014,550
GMO Ultra-Short Income ETF	—	10,950,887	9,365,447	50,346		—	(4,465)	(3,613)	1,577,362

Totals	$10,318,555	$240,810,887	$229,515,447	$470,849		$—	$(18,452)	$(3,631)	$21,591,912

International Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI	$9,692	$23,150,000	$22,111,000	$39,705		$—	$(17,747)	$(19)	$1,030,926

Japan Value Creation Fund
GMO U.S. Treasury Fund, Class VI	$5,349,561	$18,000,000	$15,700,000	$149,228		$—	$(5,808)	$(11,665)	$7,632,088

Quality Fund
GMO U.S. Treasury Fund, Class VI	$180,906,709	$920,900,000	$1,004,600,000	$2,236,374		$—	$20,018	$(3,422)	$97,223,305

Resource Transition Fund
GMO U.S. Treasury Fund, Class VI	$3,886,166	$46,509,132	$46,242,405	$71,133	**	$—	$(5,056)	$(6,620)	$4,141,217

Resources Fund
GMO U.S. Treasury Fund, Class VI	$6,785,891	$146,800,000	$124,250,000	$323,405		$—	$(24,783)	$—	$29,311,108
Kosmos Energy Ltd.	56,201,103	—	43,737,185	—		—	(17,432,108)	19,266,145	—	#

Totals	$62,986,994	$146,800,000	$167,987,185	$323,405		$—	$(17,456,891)	$19,266,145	$29,311,108

Small Cap Quality Fund
GMO U.S. Treasury Fund, Class VI	$19,993,081	$10,209,516	$15,450,000	$309,548		$—	$(3,000)	$(29,147)	$14,720,450

U.S. Equity Fund
GMO U.S. Treasury Fund, Class VI	$1,100,608	$10,865,000	$11,088,962	$12,823	**	$—	$(2,921)	$—	$873,725

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI	$1,129,113	$17,885,220	$17,800,000	$35,093		$—	$2,103	$—	$1,216,436

138

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund, Class VI	$91,397	$1,400,000	$1,280,000	$3,419	$—	$—	$(23)	$211,374

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2026 through August 31, 2026. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2027.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $6,520 and $712 in Resource Transition Fund and U.S. Equity Fund, respectively, during the period.

#	Security is no longer an affiliate at period end.

139

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2026 (Unaudited)

GMO Climate Change Fund

Approval of renewal of management agreement for GMO Climate Change Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for each other pooled investment vehicle and separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to each such vehicle, and to each such account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising each such vehicle and each such account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other

140

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain other pooled investment vehicles and separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets ex-China Fund

Approval of renewal of management agreement for GMO Emerging Markets ex-China Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

141

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement for GMO Emerging Markets Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for each separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to each such account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising each such account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

142

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by a separately managed account with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

143

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for each separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to each such account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising each such account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Opportunistic Value Fund

Approval of renewal of management agreement for GMO International Opportunistic Value Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

144

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to fees GMO received for providing management and other services to an exchange-traded fund with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that exchange-traded fund, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing management and other services to that exchange-traded fund. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO-Usonian Japan Value Creation Fund

Approval of renewal of management agreement for GMO-Usonian Japan Value Creation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

145

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for each other pooled investment vehicle that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to each such vehicle , as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising each such vehicle. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by another pooled investment vehicle with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

146

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service, to fees GMO received for providing management and other services to an exchange-traded fund with an investment strategy similar to that of the Fund, and to the fees shown on GMO’s fee schedule for each other pooled investment vehicle and separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to that exchange-traded fund, to each such vehicle, and to each such account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing management and other services to that exchange-traded fund and managing or sub-advising each such vehicle and each such account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

147

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by certain other pooled investment vehicles and separately managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resource Transition Fund

Approval of renewal of management agreement for GMO Resource Transition Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

148

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for each other pooled investment vehicle and separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to each such vehicle, and to each such account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising each such vehicle and each such account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

149

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by another pooled investment vehicle and separate managed accounts with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Small Cap Quality Fund

Approval of renewal of management agreement for GMO Small Cap Quality Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

150

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for each separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to each such account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising each such account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Fund and by a separately managed account with similar investment strategies and objectives advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Equity Fund

Approval of renewal of management agreement for GMO U.S. Equity Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

151

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Opportunistic Value Fund

Approval of renewal of management agreement for GMO U.S. Opportunistic Value Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting

152

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to fees GMO received for providing management and other services to an exchange-traded fund with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that exchange-traded fund, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing management and other services to that exchange-traded fund. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Small Cap Value Fund

Approval of renewal of management agreement for GMO U.S. Small Cap Value Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

153

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

154

SR-083126-EQ

GMO Trust

Semi-Annual Financial Statements and Other Information

August 31, 2026

Asset Allocation Bond Fund

Emerging Country Debt Fund

Emerging Country Debt Shares Fund

Emerging Markets Debt Total Return Fund

High Yield Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 8.4%

	U.S. Government — 8.4%
4,855,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.97%, due 07/31/27 (a)	4,861,830
4,425,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 01/31/28 (a)	4,428,967
800,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28	799,955

	Total U.S. Government	10,090,752

	TOTAL DEBT OBLIGATIONS (COST $10,080,629)	10,090,752

	SHORT-TERM INVESTMENTS — 92.1%

	Money Market Funds — 1.3%
1,519,781	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	1,519,781

	Repurchase Agreements — 90.8%
108,999,809	Nomura Securities International, Inc. Repurchase Agreement, dated 08/31/26 maturing on 09/01/26 with a maturity value of $109,010,891 and an effective yield of 3.66%, collateralized by a U.S. Treasury Note with maturity date 07/15/29 and a market value of $111,136,686.	108,999,809

	TOTAL SHORT-TERM INVESTMENTS (COST $110,519,590)	110,519,590

	TOTAL INVESTMENTS — 100.5% (Cost $120,600,219)	120,610,342

	Other Assets and Liabilities (net) — (0.5)%	(557,736)

	TOTAL NET ASSETS — 100.0%	$120,052,606

1	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
178	U.S. Long Bond (CBT)	December 2026	19,335,250	(160,212)
313	U.S. Treasury Note 10 Yr. (CBT)	December 2026	33,696,406	(155,766)
617	U.S. Treasury Note 2 Yr. (CBT)	December 2026	126,629,610	(261,157)
1,025	U.S. Treasury Note 5 Yr. (CBT)	December 2026	108,345,703	(371,406)
267	U.S. Treasury Ultra 10 Yr. (CBT)	December 2026	29,215,641	(98,456)
134	U.S. Ultra Bond (CBT)	December 2026	14,744,188	(123,760)

			$331,966,798	$(1,170,757)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 40.

See accompanying notes to the financial statements.	2

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 94.1%

		Albania — 1.0%
		Corporate Debt — 0.9%
EUR	15,900,000	Delphos Securities SARL - Compartment Bernina, 7.63%, due 04/08/35	18,727,938

		Sovereign and Sovereign Agency Issuers — 0.1%
EUR	2,410,000	Albania Government International Bonds, Reg S, 4.75%, due 02/14/35	2,798,466

		Total Albania	21,526,404

		Angola — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	4,680,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	4,478,151
	7,720,000	Angola Government International Bonds, Reg S, 9.13%, due 11/26/49	7,148,257

		Total Angola	11,626,408

		Argentina — 3.1%
		Sovereign and Sovereign Agency Issuers — 3.1%
EUR	2,396,363	Argentina Government International Bonds, Step Up, 4.13%, due 07/09/46	1,956,797
	303,205	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	259,147
	6,183,061	Argentina Republic Government International Bonds, Step Up, 0.75%, due 07/09/30	5,335,920
JPY	204,428,531	Argentina Republic Government International Bonds, 4.33%, due 12/31/33 (a)	217,545
EUR	7,100,000	Argentina Republic Government International Bonds, Step Up, 3.88%, due 07/09/35	6,125,932
EUR	11,260,000	Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38	10,175,498
JPY	223,573,000	Argentina Republic Government International Bonds, 0.67%, due 12/31/38 (a)	237,918
EUR	10,268,000	Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41 (b)	8,360,680
	49,597,273	Argentina Republic Government International Bonds, Step Up, 4.13%, due 07/09/46	35,263,661

		Total Argentina	67,933,098

		Armenia — 0.4%
		Corporate Debt — 0.1%
	2,990,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.60%, due 01/22/31	2,985,904

		Sovereign and Sovereign Agency Issuers — 0.3%
	6,000,000	Republic of Armenia International Bonds, Reg S, 6.75%, due 03/12/35	6,207,300

		Total Armenia	9,193,204

Par Value†		Description	Value ($)

		Bahrain — 2.3%
		Sovereign and Sovereign Agency Issuers — 2.3%
	5,800,000	Bahrain Government International Bonds, 144A, 7.13%, due 06/10/36	5,556,400
	3,700,000	Bahrain Government International Bonds, Reg S, 7.10%, due 02/03/38	3,477,408
	46,296,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44	37,499,760
	3,350,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51	2,708,475

		Total Bahrain	49,242,043

		Barbados — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	12,220,000	Barbados Government International Bonds, Reg S, 8.00%, due 06/26/35	12,947,090

		Belarus — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	6,804,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c)	3,878,280
	12,200,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (a) (c)	9,851,500

		Total Belarus	13,729,780

		Bolivia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	4,600,230	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28 (b)	4,418,521

		Brazil — 4.2%
		Corporate Debt — 1.8%
	7,920,000	Braskem Netherlands Finance BV, Reg S, 8.50%, due 01/12/31 (b) (c)	4,712,400
	33,132,000	Braskem Netherlands Finance BV, Reg S, 8.00%, due 10/15/34 (b) (c)	18,719,580
	12,125,000	Kinetics LNG Holdings Ltd., Reg S, 9.88%, due 11/13/29	12,417,056
	3,795,355	Yinson Boronia Production BV, Reg S, 8.95%, due 07/31/42	4,162,972

			40,012,008

		Sovereign and Sovereign Agency Issuers — 2.4%
	18,100,000	Brazil Government International Bonds, 6.25%, due 05/22/36	17,535,099
	5,950,000	Brazil Government International Bonds, 4.75%, due 01/14/50	4,224,381
	24,100,000	Brazil Government International Bonds, 7.25%, due 01/12/56	23,207,577
BRL	35,675,533	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (d)	6,334,300

			51,301,357

		Total Brazil	91,313,365

3	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		Bulgaria — 0.1%
		Corporate Debt — 0.1%
EUR	2,300,000	Eastern European Electric Co. BV, 144A, 6.50%, due 05/15/30	2,765,069

		Cameroon — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
EUR	18,650,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	19,540,150

		Chile — 0.8%
		Corporate Debt — 0.6%

	14,451,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (e)	13,109,947

		Sovereign and Sovereign Agency Issuers — 0.2%

	2,200,000	Chile Government International Bonds, 3.10%, due 05/07/41	1,614,250

	3,030,265	Chile Electricity Lux MPC II SARL, Reg S, 5.58%, due 10/20/35	3,024,387

			4,638,637

		Total Chile	17,748,584

		China — 0.0%
		Corporate Debt — 0.0%

	9,300,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (c)	162,750

	11,800,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (c)	206,500

	6,200,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (c)	108,500

	5,000,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (c)	12,500

	1,700,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (c)	17,000

	3,000,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (c)	30,000

	3,400,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (c)	34,000

		Total China	571,250

		Colombia — 2.9%
		Corporate Debt — 0.4%
COP	26,445,614,032	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	7,258,857

		Sovereign and Sovereign Agency Issuers — 2.5%
	1,700,000	Barranquilla Distrito Especial Industrial y Portuario, 144A, 7.35%, due 07/23/31	1,742,500
	892,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (e)	901,525
	2,500,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (e)	2,707,956
	29,490,000	Colombia Government International Bonds, 5.63%, due 02/26/44	24,741,225
	12,390,000	Colombia Government International Bonds, 5.00%, due 06/15/45	9,493,837

Par Value†		Description	Value ($)

		Colombia — continued
		Sovereign and Sovereign Agency Issuers — continued
	12,700,000	Ecopetrol SA, 5.88%, due 05/28/45	10,217,150
COP	16,553,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	4,809,958

			54,614,151

		Total Colombia	61,873,008

		Congo Republic (Brazzaville) — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	17,146,284	Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29 (a)	16,961,790

		Costa Rica — 2.3%
		Sovereign and Sovereign Agency Issuers — 2.3%
EUR	4,790,000	Costa Rica Government International Bonds, 144A, 5.95%, due 04/27/33	5,867,495
EUR	17,000,000	Costa Rica Government International Bonds, Reg S, 6.00%, due 01/16/36	20,570,356
	3,860,000	Costa Rica Government International Bonds, Reg S, 7.00%, due 04/04/44	4,066,510
	17,231,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45	18,342,399

		Total Costa Rica	48,846,760

		Cote D’Ivoire — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
EUR	12,750,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	14,161,829

		Czech Republic — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	3,658,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,242,370

		Democratic Republic of the Congo — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	1,700,000	DRC International Bonds, 144A, 9.50%, due 04/16/37	1,774,375

		Dominican Republic — 2.5%
		Corporate Debt — 0.3%
	2,800,000	AES Espana BV, 144A, 7.75%, due 08/03/33	2,881,970

	3,125,000	Polaris Renewable Energy, Inc., 9.50%, due 12/03/29	3,282,256

			6,164,226

		Sovereign and Sovereign Agency Issuers — 2.2%
DOP	60,500,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,250,779
	2,490,000	Dominican Republic International Bonds, Reg S, 5.88%, due 10/28/35	2,416,645
DOP	203,800,000	Dominican Republic International Bonds, Reg S, 10.75%, due 06/01/36	3,793,282

See accompanying notes to the financial statements.	4

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Dominican Republic — continued
	Sovereign and Sovereign Agency Issuers — continued
14,620,000	Dominican Republic International Bonds, Reg S, 6.15%, due 05/17/38	14,174,090
700,000	Dominican Republic International Bonds, Reg S, 5.30%, due 01/21/41	615,587
29,554,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	25,283,447

		47,533,830

	Total Dominican Republic	53,698,056

	Ecuador — 2.8%
	Sovereign and Sovereign Agency Issuers — 2.8%
5,350,000	Ecuador Government International Bonds, 144A, 8.75%, due 01/29/34	5,334,806
40,325,988	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/35	36,837,790
1,040,000	Ecuador Government International Bonds, 144A, 9.25%, due 01/29/39	1,050,951
19,341,750	Ecuador Government International Bonds, Reg S, Step Up, 5.50%, due 07/31/40	15,808,593
1,602,229	Ecuador Social Bonds SARL, Reg S, Zero Coupon, due 01/30/35	1,216,717

	Total Ecuador	60,248,857

	Egypt — 2.5%
	Sovereign and Sovereign Agency Issuers — 2.5%
15,210,000	Egypt Government International Bonds, Reg S, 8.50%, due 01/31/47	14,571,180
17,430,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	16,906,054
24,064,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	21,798,856

	Total Egypt	53,276,090

	El Salvador — 0.7%
	Sovereign and Sovereign Agency Issuers — 0.7%
16,720,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50	15,253,656

	Ethiopia — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
2,490,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24 (c)	2,689,200

	Gabon — 0.6%
	Sovereign and Sovereign Agency Issuers — 0.6%
1,700,000	Gabon Blue Bond Master Trust, Reg S, 6.10%, due 08/01/38	1,687,250
5,300,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	4,608,350
8,700,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	7,533,330

	Total Gabon	13,828,930

Par Value†	Description	Value ($)

	Georgia — 0.1%
	Corporate Debt — 0.1%
3,240,000	Bank of Georgia JSC, 144A, 6.50%, due 06/03/31	3,226,732

	Ghana — 1.5%
	Sovereign and Sovereign Agency Issuers — 1.5%
2,873,594	Ghana Government International Bonds, Reg S, Zero Coupon, due 01/03/30	2,561,091
30,342,842	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/35	28,264,205
1,935,510	Ghana Government International Bonds, Reg S, 1.50%, due 01/03/37	1,137,635

	Total Ghana	31,962,931

	Grenada — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
2,622,999	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	2,597,215

	Guatemala — 1.3%
	Corporate Debt — 0.4%
7,410,000	Threelands Energy Ltd. SARL, Reg S, 7.45%, due 10/20/35	7,501,440

	Sovereign and Sovereign Agency Issuers — 0.9%
1,890,000	Guatemala Government Bonds, Reg S, 6.60%, due 06/13/36	1,973,632
2,300,000	Guatemala Government Bonds, Reg S, 6.25%, due 08/15/36	2,354,625
16,240,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	15,740,133

		20,068,390

	Total Guatemala	27,569,830

	Hungary — 2.2%
	Sovereign and Sovereign Agency Issuers — 2.2%
30,630,000	Hungary Government International Bonds, Reg S, 5.50%, due 03/26/36	30,150,487
17,200,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	10,335,222
1,500,000	Hungary Government International Bonds, 144A, 6.75%, due 09/25/52	1,568,550
5,950,000	Hungary Government International Bonds, 144A, 6.75%, due 09/23/55	6,160,214

	Total Hungary	48,214,473

	India — 1.0%
	Corporate Debt — 1.0%
14,541,828	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42	14,233,105
7,752,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, Reg S, 4.63%, due 10/15/39	6,608,580

	Total India	20,841,685

5	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		Indonesia — 0.8%
		Corporate Debt — 0.6%
	9,920,000	Delphos Securities SARL - Compartment Verdant Rock, Reg S, Variable Rate, 11.00%, due 04/29/56 (a)	9,436,400
	3,699,179	LLPL Capital Pte. Ltd., Reg S, 6.88%, due 02/04/39	3,731,547

			13,167,947

		Sovereign and Sovereign Agency Issuers — 0.2%
	4,080,000	Indonesia Government International Bonds, 5.69%, due 05/29/36	4,086,120

		Total Indonesia	17,254,067

		Iraq — 0.5%
		Corporate Debt — 0.5%
	10,440,000	Pearl Petroleum Co. Ltd., Reg S, 13.00%, due 05/15/28	11,186,460

		Israel — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	12,683,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	15,720,198
	6,350,000	State of Israel, Reg S, 3.80%, due 05/13/60	4,094,544

		Total Israel	19,814,742

		Jamaica — 1.0%
		Corporate Debt — 1.0%
	19,200,000	NCB Financial Group Ltd., Reg S, 11.00%, due 07/31/30	20,355,072

		Sovereign and Sovereign Agency Issuers — 0.0%
	505,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	587,568

		Total Jamaica	20,942,640

		Jordan — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	17,615,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	17,199,462

		Kazakhstan — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
KZT	1,742,000,000	Development Bank of Kazakhstan JSC, 144A, 18.40%, due 10/16/28	3,917,914
	4,500,000	Kazakhstan Government International Bonds, Reg S, 5.50%, due 07/01/37	4,492,440
	1,580,000	QazaqGaz NC JSC, 144A, 5.63%, due 05/08/36	1,546,820

		Total Kazakhstan	9,957,174

Par Value†		Description	Value ($)

		Kenya — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	9,200,000	Republic of Kenya Government International Bonds, Reg S, 8.70%, due 02/26/39	9,050,500
	22,374,000	Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48	20,891,946

		Total Kenya	29,942,446

		Kyrgyzstan — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	5,720,000	Eldik Bank OAO, 144A, 8.50%, due 04/23/31	5,748,600
	3,460,000	Kyrgyz Republic International Bonds, Reg S, 7.75%, due 06/03/30	3,516,225

		Total Kyrgyzstan	9,264,825

		Latvia — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	6,250,000	Latvia Government International Bonds, Reg S, 5.13%, due 07/30/34	6,164,063

		Lebanon — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	4,547,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (c)	1,270,887
	40,805,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (c)	11,568,217
	12,100,000	Lebanon Government International Bonds, Reg S, 8.20%, due 05/17/33 (c)	3,623,950
	46,914,000	Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34 (c)	14,050,743

		Total Lebanon	30,513,797

		Mexico — 6.8%
		Corporate Debt — 1.2%
	25,628,125	Newco Holding Eur 31 SARL, 13.50%, due 04/24/30 (e)	25,445,819

		Sovereign and Sovereign Agency Issuers — 5.6%
	4,140,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	3,422,517
	3,600,000	Mexico Government International Bonds, 6.75%, due 02/09/56	3,382,200
	890,000	Mexico Government International Bonds, 5.75%, due 10/12/2110	693,310
GBP	29,656,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	28,661,167
	7,190,000	Petroleos Mexicanos, Reg S, 6.63% (f)	5,577,355
	87,500,000	Petroleos Mexicanos, 7.69%, due 01/23/50	79,750,125

			121,486,674

		Total Mexico	146,932,493

See accompanying notes to the financial statements.	6

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Mongolia — 1.3%
	Corporate Debt — 1.1%
21,280,000	Tsetsens Mining & Energy LLC, Reg S, 11.38%, due 02/05/31	22,835,994

	Sovereign and Sovereign Agency Issuers — 0.2%
5,510,000	Development Bank of Mongolia LLC, 144A, 6.90%, due 07/02/31	5,501,735

	Total Mongolia	28,337,729

	Montenegro — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
1,200,000	Montenegro Government International Bonds, Reg S, 7.25%, due 03/12/31	1,253,376

	Morocco — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
5,200,000	Morocco Government International Bonds, Reg S, 4.00%, due 12/15/50	3,593,876

	Mozambique — 0.4%
	Sovereign and Sovereign Agency Issuers — 0.4%
8,276,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31	7,569,809

	Nigeria — 1.1%
	Sovereign and Sovereign Agency Issuers — 1.1%
4,000,000	Nigeria Government International Bonds, Reg S, 9.13%, due 01/13/46	4,395,000
20,150,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	20,314,021

	Total Nigeria	24,709,021

	Oman — 0.9%
	Sovereign and Sovereign Agency Issuers — 0.9%
18,810,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	19,659,648

	Pakistan — 0.5%
	Sovereign and Sovereign Agency Issuers — 0.5%
2,710,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36 (b)	2,717,453
5,530,000	Pakistan Government International Bonds, Reg S, 8.88%, due 04/08/51	5,578,387
1,746,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	1,716,943

	Total Pakistan	10,012,783

	Panama — 0.5%
	Corporate Debt — 0.2%
4,270,000	Generadora de Gatun SA, 144A, 6.87%, due 09/30/44	4,309,711

	Sovereign and Sovereign Agency Issuers — 0.3%
1,470,000	Empresa de Transmision Electrica SA, Reg S, 5.13%, due 05/02/49	1,155,435

Par Value†		Description	Value ($)

		Panama — continued
		Sovereign and Sovereign Agency Issuers — continued
	2,479,000	Panama Government International Bonds, 8.13%, due 04/28/34	2,855,992
	4,200,000	Panama Government International Bonds, 4.50%, due 04/16/50	3,204,600

			7,216,027

		Total Panama	11,525,738

		Paraguay — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
PYG	26,341,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	4,314,546

		Peru — 2.3%
		Corporate Debt — 0.3%
	6,898,713	Peru LNG SRL, Reg S, 5.38%, due 03/22/30	6,734,868

		Sovereign and Sovereign Agency Issuers — 2.0%
	2,710,000	Peru Government International Bonds, 3.23%, due 07/28/2121	1,413,265
	57,345,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	42,022,416

			43,435,681

		Total Peru	50,170,549

		Philippines — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	3,200,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (e)	4,124,806
	8,500,000	Philippines Government International Bonds, 3.20%, due 07/06/46	5,625,385
	3,090,000	Philippines Government International Bonds, 4.20%, due 03/29/47	2,387,550
	8,340,000	Philippines Government International Bonds, 5.75%, due 01/27/51	7,891,809

		Total Philippines	20,029,550

		Poland — 3.4%
		Sovereign and Sovereign Agency Issuers — 3.4%
	24,930,000	Republic of Poland Government International Bonds, 5.13%, due 09/18/34	24,544,831
	23,300,000	Republic of Poland Government International Bonds, 5.38%, due 02/12/35	23,171,384
	15,640,000	Republic of Poland Government International Bonds, 5.38%, due 04/14/36	15,406,964
	8,600,000	Republic of Poland Government International Bonds, 5.50%, due 03/18/54	7,687,024
	3,550,000	Republic of Poland Government International Bonds, 6.13%, due 04/14/56	3,413,787

		Total Poland	74,223,990

7	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		Republic of North Macedonia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
EUR	2,900,000	North Macedonia Government International Bonds, 144A, 4.75%, due 01/21/34	3,313,755

		Romania — 3.1%
		Sovereign and Sovereign Agency Issuers — 3.1%
	26,250,000	Romania Government International Bonds, Reg S, 5.75%, due 03/24/35	25,007,063
	3,820,000	Romania Government International Bonds, Reg S, 6.63%, due 05/16/36	3,825,539
EUR	2,900,000	Romania Government International Bonds, Reg S, 2.75%, due 04/14/41	2,179,954
EUR	37,060,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	27,814,404
EUR	1,800,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	1,291,062
	11,260,000	Romania Government International Bonds, Reg S, 4.00%, due 02/14/51	7,259,772

		Total Romania	67,377,794

		Russia — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (c) (e) (g)	3,435
	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (c) (e) (g)	2,600
	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (c) (e) (g)	3,400
	20,000,000	Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35 (c) (e) (g)	10,000
	6,400,000	Russia Foreign Bonds - Eurobond, Reg S, 5.10%,due 03/28/35 (c) (e) (g)	3,200

		Total Russia	22,635

		Rwanda — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	2,240,000	Rwanda International Government Bonds, Reg S, 5.50%,due 08/09/31	2,151,430

		Saudi Arabia — 1.8%
		Corporate Debt — 0.2%
	2,026,818	Acwa Power Management & Investments One Ltd., Reg S, 5.95%, due 12/15/39	1,993,882
	2,570,000	Green Palm Bidco SARL, 144A, 6.46%, due 06/30/46	2,499,325

			4,493,207

		Sovereign and Sovereign Agency Issuers — 1.6%
	6,100,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	4,919,650
	7,600,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	6,266,200
	11,540,000	Saudi Government International Bonds, Reg S, 3.75%, due 01/21/55	7,616,400

Par Value†		Description	Value ($)

		Saudi Arabia — continued
		Sovereign and Sovereign Agency Issuers — continued
	26,000,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	15,470,780

			34,273,030

		Total Saudi Arabia	38,766,237

		Senegal — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	2,150,000	Senegal Government International Bonds, Reg S, 7.75%, due 06/10/31	1,108,884
	15,850,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48 (b)	7,843,254

		Total Senegal	8,952,138

		Serbia — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	6,820,000	Serbia International Bonds, Reg S, 6.00%, due 06/12/34	6,836,436
	14,530,000	Serbia International Bonds, 144A, 5.50%, due 05/06/36	13,888,864
EUR	860,000	Telecommunications Co. Telekom Srbija AD Belgrade, 144A, 7.13%, due 05/18/36	1,012,628

		Total Serbia	21,737,928

		South Africa — 2.1%
		Sovereign and Sovereign Agency Issuers — 2.1%
ZAR	136,450,000	Eskom Holdings, Zero Coupon, due 12/31/32	3,479,004
	3,800,000	Republic of South Africa Government International Bonds, 5.00%, due 10/12/46	2,917,811
	46,320,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	38,376,120
ZAR	18,300,000	Transnet, Reg S, 13.50%, due 04/18/28	1,183,683

		Total South Africa	45,956,618

		Sri Lanka — 1.2%
		Sovereign and Sovereign Agency Issuers — 1.2%
	1,622,885	Sri Lanka Government International Bonds, Step Up, Reg S, 3.10%, due 01/15/30	1,670,963
	5,585,276	Sri Lanka Government International Bonds, Step Up, Reg S, 3.35%, due 03/15/33	5,367,897
	7,435,292	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 06/15/35	6,140,064
	2,415,484	Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36 (b)	2,464,398
	10,335,771	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 02/15/38	10,588,868

		Total Sri Lanka	26,232,190

		SupraNational — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
KZT	1,200,000,000	European Bank for Reconstruction & Development, 15.00%, due 06/11/28	2,541,296

See accompanying notes to the financial statements.	8

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		Tajikistan — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	1,287,000	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	1,289,432

		Thailand — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	5,180,000	EDL-Generation PCL, 144A, 11.13%, due 08/11/31	5,308,205

		Trinidad And Tobago — 1.3%
		Sovereign and Sovereign Agency Issuers — 1.3%
	17,217,000	Port of Spain Waterfront Development, Reg S, 7.88%, due 02/19/40	17,781,890
	5,322,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	5,403,160
	3,960,000	Trinidad & Tobago Government International Bonds, Reg S, 6.50%, due 01/28/36	4,011,480

		Total Trinidad And Tobago	27,196,530

		Tunisia — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
JPY	4,711,700,000	Tunisian Republic, 4.30%, due 08/02/30 (a)	26,656,867
JPY	190,000,000	Tunisian Republic, 4.20%, due 03/17/31 (a)	1,058,529
JPY	630,000,000	Tunisian Republic, 3.50%, due 02/03/33	3,268,310

		Total Tunisia	30,983,706

		Turkey — 4.6%
		Corporate Debt — 1.4%
	40,330,000	Zorlu Enerji Elektrik Uretim AS, Reg S, 11.00%, due 04/23/30	30,469,315

		Sovereign and Sovereign Agency Issuers — 3.2%
	2,130,000	Hazine Mustesarligi Varlik Kiralama AS, 144A, 6.70%, due 07/02/32	2,118,178
	2,500,000	Turkiye Government International Bonds, 6.38%, due 05/22/31	2,477,350
	9,969,000	Turkiye Government International Bonds, 6.88%, due 01/14/38	9,629,356
	27,277,000	Turkiye Government International Bonds, 4.88%, due 04/16/43	20,181,707
	44,113,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	34,886,766

			69,293,357

		Total Turkey	99,762,672

		Uganda — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
EUR	2,290,000	Republic of Uganda Government Bonds, Variable Rate, 7.08%, due 09/16/32 (a)	2,646,649

Par Value†	Description	Value ($)

	Ukraine — 2.4%
	Sovereign and Sovereign Agency Issuers — 2.4%
4,500,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (c)	4,446,540
2,011,014	Ukraine Government International Bonds, Step Up, Reg S, Zero Coupon, due 02/01/30 (b)	1,443,908
12,965,640	Ukraine Government International Bonds, Reg S, Step Up, 4.00%, due 02/01/32	10,644,790
16,726,157	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/34	9,283,017
3,622,412	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/34	2,486,786
7,282,158	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/35	4,212,728
12,255,124	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/35 (b)	8,247,699
5,318,464	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/36 (b)	3,066,095
11,553,917	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/36 (b)	7,671,801
211,141	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (c)	178,414

	Total Ukraine	51,681,778

	United Arab Emirates — 0.6%
	Sovereign and Sovereign Agency Issuers — 0.6%
7,500,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	4,685,625
11,300,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	7,472,464

	Total United Arab Emirates	12,158,089

	United States — 1.7%
	Asset-Backed Securities — 0.2%
237,545	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 3.99%, due 12/15/35	232,030
250,984	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 3.95%, due 05/15/36	243,654
4,952,965	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 3.93%, due 11/25/36	1,544,613
5,002,004	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 4.00%, due 11/25/36	1,559,848
2,555,519	WaMu Asset-Backed Certificates Trust, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.83%, 4.50%, due 04/25/37	870,474

		4,450,619

9	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		United States — continued
		U.S. Government — 1.5%
	13,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 04/30/28 (h)	13,510,140
	13,600,000	U.S. Treasury Bonds, 4.25%, due 08/15/54 (h)	11,580,719
	604,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.97%, due 07/31/27	604,849
	200,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28	199,989
	7,500,000	U.S. Treasury Notes, 3.88%, due 11/30/27	7,462,793

			33,358,490

		Total United States	37,809,109

		Uruguay — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
UYU	77,400,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	2,114,505
UYU	181,900,000	Uruguay Government International Bonds, 8.00%, due 10/29/35	4,571,984
	3,218,000	Uruguay Government International Bonds, 4.98%, due 04/20/55	2,754,608

		Total Uruguay	9,441,097

		Uzbekistan — 1.5%
		Sovereign and Sovereign Agency Issuers — 1.5%
	4,520,000	Aloqabank JSC, 144A, 7.70%, due 05/18/31	4,508,700
	3,000,000	Jscb Agrobank, Reg S, 9.25%, due 10/02/29	3,236,250
	4,700,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,353,281
	600,000	Republic of Uzbekistan International Bonds, Reg S, 6.95%, due 05/25/32	633,816
	4,600,000	Uzbek Industrial & Construction Bank ATB, Reg S, 8.95%, due 07/24/29	4,918,550
	5,400,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	5,239,687
	9,590,000	Uzbekneftegaz JSC, Reg S, 8.75%, due 05/07/30	10,272,041

		Total Uzbekistan	33,162,325

		Venezuela — 5.7%
		Sovereign and Sovereign Agency Issuers — 5.7%
	91,865,000	C.A. La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (a) (c)	34,495,307
	8,900,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21 (c)	4,037,708
	690,000	Petroleos de Venezuela SA, Reg S, 12.75%, due 02/17/22 (c)	358,800
	8,400,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 10/28/22 (c)	3,202,500

Par Value†		Description	Value ($)

		Venezuela — continued
		Sovereign and Sovereign Agency Issuers — continued
	34,420,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c)	13,802,420
	65,070,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (c)	31,233,600
	24,850,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (b) (c)	14,810,600
	41,593,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (b) (c)	21,118,846

		Total Venezuela	123,059,781

		Vietnam — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	6,618,000	Vietnam Government International Bonds, Variable Rate, 6 mo. USD LIBOR + 0.81%, 5.49%, due 03/13/28 (a)	6,684,180

		Zambia — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	3,126,368	Zambia Government International Bonds, Reg S, Step Up, 5.75%, due 06/30/33	3,070,437

		TOTAL DEBT OBLIGATIONS (COST $2,127,451,870)	2,038,701,548

		LOAN ASSIGNMENTS — 0.6%

		Serbia — 0.6%
	10,626,800	Telekom Srbija AD Beograd, Variable Rate, 8.42%, due 06/13/29 (a)	12,281,836

		TOTAL LOAN ASSIGNMENT (COST $11,478,009)	12,281,836

		LOAN PARTICIPATIONS — 0.1%

		Angola — 0.1%
	800,000	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (a)	797,600

		Iraq — 0.0%
EUR	168,500	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (e)	186,475

		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (a) (c) (g)	3

		Sudan — 0.0%
CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (a) (c)	365,979

See accompanying notes to the financial statements.	10

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value† / Shares		Description	Value ($)

		Sudan — continued
CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (a) (c)	143,489

		Total Sudan	509,468

		TOTAL LOAN PARTICIPATIONS (COST $21,642,943)	1,493,546

		INVESTMENT FUNDS — 0.9%

		Colombia — 0.9%
	9,300,000	Bona Fide Investment Holdings II LLC (e) (i) (j)	19,833,115

		TOTAL INVESTMENT FUNDS (COST $9,300,000)	19,833,115

		RIGHTS/WARRANTS — 1.2%

		Argentina — 1.2%
EUR	179,789,675	Argentina Republic GDP Linked Warrants, Variable Rate, Expires 12/15/35 (k)	26,417,577
JPY	1,656,571,000	Argentina Republic GDP Linked Warrants, Variable Rate, Expires 12/15/35 (e) (k)	319,907

		TOTAL RIGHTS/WARRANTS (COST $26,587,765)	26,737,484

		SHORT-TERM INVESTMENTS — 3.5%

		Money Market Funds — 0.3%
	6,019,401	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (l)	6,019,401

		Repurchase Agreements — 2.9%
	59,999,204	Nomura Securities International, Inc. Repurchase Agreement, dated 08/31/26, maturing on 09/01/26 with a maturity value of $60,005,304 and an effective yield of 3.66%, collateralized by a U.S. Treasury Note with maturity date 07/15/29 and a market value of $61,175,453.	59,999,204

Par Value†		Description	Value ($)

		Repurchase Agreements — continued
	3,214,363	Nomura International PLC Repurchase Agreement, dated 08/31/26, to be returned on demand at face value plus an effective yield of 3.80%, collateralized by a Suzano Austria GmbH, 4.00%, due 01/15/31 and a market value of $3,204,419. (m)	3,214,363

		Total Repurchase Agreements	63,213,567

		Sovereign and Sovereign Agency Issuers — 0.3%
NGN	4,999,000,000	Nigeria OMO Bills, Zero Coupon, due 12/08/26	3,546,544
NGN	2,814,000,000	Nigeria OMO Bills, Zero Coupon, due 11/17/26	2,017,825

		Total Sovereign and Sovereign Agency Issuers	5,564,369

		TOTAL SHORT-TERM INVESTMENTS (COST $74,657,937)	74,797,337

		TOTAL INVESTMENTS — 100.4% (Cost $2,271,118,524)	2,173,844,866

		SECURITIES SOLD SHORT — (0.1)%

		Corporate Debt — (0.1)%

		Brazil — (0.1)%
	(3,400,000)	Suzano Austria GmbH, 4.00%, due 01/15/31	(3,186,990)

		TOTAL CORPORATE DEBT (PROCEEDS $3,162,000)	(3,186,990)

		TOTAL SECURITIES SOLD SHORT — (0.1)%
		(PROCEEDS $3,162,000)	(3,186,990)

		Other Assets and Liabilities (net) — (0.3)%	(4,517,476)

		TOTAL NET ASSETS — 100.0%	$2,166,140,400

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026

Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.9%	$19,833,115
GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,842,874	0.0%	3,435
GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,241,862	0.0%	2,600
GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,890,814	0.0%	3,400
Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35	03/21/19	20,000,000	0.0%	10,000
Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35	10/11/19	6,740,464	0.0%	3,200

11	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026

Russian Foreign Trade Obligations, (Participation with GML International Ltd.)	07/12/07	$17,524,288	0.0%	$3

				$19,855,753

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/02/2026	DB	BRL	11,300,000	USD	2,211,554	30,739
11/04/2026	JPM	BRL	11,300,000	USD	2,158,301	5,437
10/15/2026	BCLY	USD	1,198,702	GBP	900,000	20,879
10/15/2026	MSCI	USD	10,941,933	KRW	16,307,200,000	989,251
09/25/2026	MSCI	USD	4,518,239	PEN	15,500,000	84,487
09/30/2026	MSCI	USD	1,809,333	ZAR	30,000,000	49,682
11/06/2026	MSCI	COP	98,825,000,000	USD	30,180,180	(81,581)
10/14/2026	CITI	EUR	4,900,000	USD	5,620,561	(80,322)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/14/2026	SSB	EUR	161,570,000	USD	185,240,005	(2,737,876)
10/15/2026	MSCI	GBP	23,680,000	USD	31,693,667	(394,868)
10/14/2026	JPM	JPY	3,829,020,000	USD	23,835,615	(212,820)
09/02/2026	JPM	USD	2,186,532	BRL	11,300,000	(5,718)
09/08/2026	JPM	USD	7,125,381	EUR	6,100,000	(38,235)

						$(2,370,945)

Reverse Repurchase Agreements(n)

Face Value		Description	Value ($)

USD	(2,246,913)	JP Morgan Securities PLC, 3.25%, dated 07/30/26, (Collateral: Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36), to be repurchased on demand at face value plus accrued interest.	(2,246,913)
USD	(4,492,330)	JP Morgan Securities PLC, 3.30%, dated 07/30/26, (Collateral: Venezuela Government International Bonds, Reg S, 9.00%-12.75%, due 08/23/2022-05/07/23), to be repurchased on demand at face value plus accrued interest.	(4,492,330)
USD	(8,115,629)	Morgan Stanley & Co. International PLC, 3.25%, dated 02/25/26, (Collateral: Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48), to be repurchased on demand at face value plus accrued interest.	(8,115,629)
USD	(1,611,653)	Morgan Stanley & Co. International PLC, 2.75%, dated 05/07/26, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,611,653)
USD	(853,842)	Morgan Stanley & Co. International PLC, 2.75%, dated 06/04/26, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(853,842)
USD	(6,733,053)	Morgan Stanley & Co. International PLC, 3.25%, dated 06/04/26, (Collateral: Braskem Netherlands Finance BV, Reg S, 8.00%-8.50%, due 01/12/31-10/15/34), to be repurchased on demand at face value plus accrued interest.	(6,733,053)
USD	(2,873,894)	Morgan Stanley & Co. International PLC, 3.25%, dated 06/30/26, (Collateral: Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/36), to be repurchased on demand at face value plus accrued interest.	(2,873,894)
USD	(238,944)	Morgan Stanley & Co. International PLC, 3.25%, dated 07/08/26, (Collateral: Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48), to be repurchased on demand at face value plus accrued interest.	(238,944)
USD	(7,323,044)	Morgan Stanley & Co. International PLC, 3.25%, dated 07/29/26, (Collateral: Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/36), to be repurchased on demand at face value plus accrued interest.	(7,323,044)
USD	(458,749)	Morgan Stanley & Co. International PLC, 3.00%, dated 08/03/26, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36), to be repurchased on demand at face value plus accrued interest.	(458,749)
USD	(3,563,223)	Morgan Stanley & Co. International PLC, 3.25%, dated 08/31/26, (Collateral: Braskem Netherlands Finance BV, Reg S, 8.00%, due 10/15/34), to be repurchased on demand at face value plus accrued interest.	(3,563,223)
USD	(1,346,775)	Morgan Stanley & Co. International PLC, 3.25%, dated 08/31/26, (Collateral: Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/35), to be repurchased on demand at face value plus accrued interest.	(1,346,775)

See accompanying notes to the financial statements.	12

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Reverse Repurchase Agreements(n) — continued

Face Value		Description	Value ($)

USD	(1,300,698)	Morgan Stanley & Co. International PLC, 3.25%, dated 08/31/26, (Collateral: Ukraine Government International Bonds, Step Up, Reg S, Zero Coupon, due 02/01/30), to be repurchased on demand at face value plus accrued interest.	(1,300,698)
USD	(352,231)	Nomura International PLC, 2.50%, dated 07/02/26, (Collateral: Braskem Netherlands Finance BV, Reg S, 8.50%, due 01/12/31), to be repurchased on demand at face value plus accrued interest.	(352,231)
EUR	(7,083,522)	Nomura International PLC, 2.00%, dated 08/20/26, (Collateral: Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41), to be repurchased on demand at face value plus accrued interest.	(7,083,522)

			$(48,594,500)

Average balance outstanding			$(35,821,874)
Average interest rate (net)			(3.28)%
Maximum balance outstanding			$(48,556,227)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S45	USD 73,200,000	1.00%	1.38%	N/A	06/20/2031	Quarterly	$1,820,740	$1,173,250	$(647,490)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
Republic of Brazil	MSBNA	USD	12,700,000	1.00%	0.43%	N/A	12/20/2026	Quarterly	(63,507)	(22,137)	41,370
Republic of Colombia	MSCI	USD	45,300,000	1.00%	0.46%	N/A	12/20/2026	Quarterly	(125,808)	(74,966)	50,842
Republic of South Africa Government International Bonds	JPM	USD	34,300,000	1.00%	0.14%	N/A	12/20/2026	Quarterly	(234,413)	(89,784)	144,629
Republic of Egypt	CITI	USD	2,300,000	1.00%	1.90%	N/A	12/20/2027	Quarterly	655,500	26,226	(629,274)
Republic of Egypt	JPM	USD	2,500,000	1.00%	1.90%	N/A	12/20/2027	Quarterly	690,000	28,506	(661,494)
Republic of Egypt	JPM	USD	2,500,000	1.00%	1.90%	N/A	12/20/2027	Quarterly	725,000	28,506	(696,494)
Israel Government International Bonds	GS	USD	10,000,000	1.00%	0.23%	N/A	06/20/2028	Quarterly	(98,649)	(135,093)	(36,444)
Kingdom of Bahrain	MSBNA	USD	5,400,000	1.00%	2.58%	N/A	06/20/2028	Quarterly	401,901	145,011	(256,890)

13	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Republic of Turkey	MSBNA	USD	1,600,000	1.00%	1.14%	N/A	06/20/2028	Quarterly	350,661	3,974	(346,687)
Panama Government International Bonds	DB	USD	113,000,000	1.00%	0.51%	N/A	03/20/2029	Quarterly	(1,429,530)	(1,354,893)	74,637
Israel Government International Bonds	BOA	USD	9,500,000	1.00%	0.40%	N/A	12/20/2029	Quarterly	211,213	(177,926)	(389,139)
Israel Government International Bonds	JPM	USD	3,800,000	1.00%	0.40%	N/A	12/20/2029	Quarterly	76,240	(71,170)	(147,410)
United States of Mexico	MSBNA	USD	29,400,000	1.00%	0.57%	N/A	12/20/2029	Quarterly	273,879	(394,645)	(668,524)
Republic of South Africa Government International Bonds	MSBNA	USD	15,000,000	1.00%	1.14%	N/A	06/20/2031	Quarterly	306,291	92,728	(213,563)
United States of Mexico	GS	USD	14,700,000	1.00%	0.83%	N/A	09/20/2031	Quarterly	1,940,881	(109,789)	(2,050,670)
Sell Protection^:
Panama Government International Bonds	DB	USD	113,000,000	1.00%	0.51%	113,000,000 USD	03/20/2029	Quarterly	(123,129)	(16,589)	106,540

									$3,556,530	$(2,122,041)	$(5,678,571)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

USD-SOFR-COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	(379,702)	(534,783)
BRL-CDI	14.20%	BRL	262,213,798	01/02/2031	At Maturity	(164,678)	(279,810)	(115,132)
1.10%	JPY-TONA-OIS-COMPOUND	JPY	7,694,000,000	09/18/2034	Annually	(96,110)	5,332,631	5,428,741
USD-SOFR-OIS COMPOUND	4.00%	USD	87,800,000	09/17/2035	Annually	2,412,828	(2,253,596)	(4,666,424)
1.40%	THB-THOR	THB	835,000,000	12/17/2035	Quarterly	173,060	1,468,557	1,295,497
3.10%	EURIBOR	EUR	41,900,000	06/17/2036	Semi-Annually	135,439	998,225	862,786
3.20%	EURIBOR	EUR	30,900,000	06/17/2056	Semi-Annually	120,950	1,588,116	1,467,166
5.00%	GBP - SONIA - COMPOUND	GBP	13,900,000	09/16/2056	Annually	74,716	252,389	177,673

						$2,811,286	$6,726,810	$3,915,524

See accompanying notes to the financial statements.	14

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

J.P. Morgan EMBIG Div Ex CCC Total Return USD	USD-SOFR-OIS COMPOUND	JPM	USD 66,400,000	09/17/2026	At Maturity	$—	$89,667	$89,667

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(c)	Security is in default.

(d)	Security is backed by the United States International Development Finance Corporation.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(f)	Perpetual security with not stated maturity date.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(i)	Affiliated company (Note 10).

(j)

Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals. Share amount represents the Fund’s invested capital.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(l)	The rate disclosed is the 7 day net yield as of August 31, 2026.

(m)	The repurchase agreement has an open maturity date and can be closed by either party on demand.

(n)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 40.

15	See accompanying notes to the financial statements.

GMO Emerging Country Debt Shares Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
1,619,511	GMO Emerging Country Debt Fund, Class III (a)	40,034,301

	TOTAL INVESTMENT FUNDS (COST $38,227,604)	40,034,301

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

16,011	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	16,011

	TOTAL SHORT-TERM INVESTMENTS (COST $16,011)	16,011

	TOTAL INVESTMENTS — 100.0% (Cost $38,243,615)	40,050,312
	Other Assets and Liabilities (net) — 0.0%	9,564

	TOTAL NET ASSETS — 100.0%	$40,059,876

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 40.

See accompanying notes to the financial statements.	16

GMO Emerging Markets Debt Total Return Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 96.9%

		Angola — 3.1%

		Sovereign and Sovereign Agency Issuers — 3.1%
	3,000,000	Angola Government International Bonds, Reg S, 9.88%, due 03/31/37 (a)	3,110,970

		Argentina — 2.4%

		Sovereign and Sovereign Agency Issuers — 2.4%
	3,000,000	Argentina Republic Government International Bonds, Step Up, 5.00%, due 01/09/38	2,376,660

		Chile — 2.7%

		Sovereign and Sovereign Agency Issuers — 2.7%
CLP	1,000,000,000	Bonos de la Tesoreria de la Republica en pesos, Reg S, 6.00%, due 04/01/33	1,116,098
CLP	1,500,000,000	Bonos de la Tesoreria de la Republica en pesos, Reg S, 5.30%, due 11/01/37	1,579,976

		Total Chile	2,696,074

		Czech Republic — 1.7%

		Sovereign and Sovereign Agency Issuers — 1.7%
CZK	25,000,000	Czech Republic Government Bonds, 2.00%, due 10/13/33	991,558
CZK	20,000,000	Czech Republic Government Bonds, 1.95%, due 07/30/37	708,041

		Total Czech Republic	1,699,599

		Dominican Republic — 1.7%

		Corporate Debt — 0.3%
	300,000	AES Espana BV, 144A, 7.75%, due 08/03/33	308,782

		Sovereign and Sovereign Agency Issuers — 1.4%
DOP	70,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,447,183

		Total Dominican Republic	1,755,965

		Ecuador — 4.3%

		Sovereign and Sovereign Agency Issuers — 4.3%
	4,300,000	Ecuador Government International Bonds, 144A, 9.25%, due 01/29/39	4,345,279

		Gabon — 1.7%

		Sovereign and Sovereign Agency Issuers — 1.7%
	2,000,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	1,731,800

		Guatemala — 2.4%

		Corporate Debt — 2.4%
	2,346,000	Threelands Energy Ltd. SARL, Reg S, 7.45%, due 10/20/35	2,374,950

Par Value†		Description	Value ($)

		Indonesia — 1.8%

		Corporate Debt — 1.4%
	1,500,000	Delphos Securities SARL - Compartment Verdant Rock, Reg S, Variable Rate, 11.00%, due 04/29/56 (b)	1,426,875

		Sovereign and Sovereign Agency Issuers — 0.4%
IDR	8,000,000,000	Indonesia Treasury Bonds, 5.88%, due 03/15/31	434,208

		Total Indonesia	1,861,083

		Kyrgyzstan — 2.6%

		Sovereign and Sovereign Agency Issuers — 2.6%
	2,600,000	Eldik Bank OAO, 144A, 8.50%, due 04/23/31	2,613,000

		Mexico — 3.7%

		Sovereign and Sovereign Agency Issuers — 3.7%
	4,067,000	Petroleos Mexicanos, 7.69%, due 01/23/50	3,706,786

		Mongolia — 3.8%

		Corporate Debt — 3.1%
	2,900,000	Tsetsens Mining & Energy LLC, Reg S, 11.38%, due 02/05/31	3,112,048

		Sovereign and Sovereign Agency Issuers — 0.7%
	770,000	Development Bank of Mongolia LLC, 144A, 6.90%, due 07/02/31	768,845

		Total Mongolia	3,880,893

		Paraguay — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%
PYG	6,600,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	1,081,052

		Peru — 4.2%

		Sovereign and Sovereign Agency Issuers — 4.2%
PEN	2,000,000	Peru Government Bonds, Reg S, 7.60%, due 08/12/39	629,439
	5,000,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	3,664,000

		Total Peru	4,293,439

		Serbia — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%
EUR	1,200,000	Telecommunications Co. Telekom Srbija AD Belgrade, 144A, 7.13%, due 05/18/36	1,412,969

		SupraNational — 5.8%

		Sovereign and Sovereign Agency Issuers — 5.8%
IDR	14,000,000,000	African Development Bank, 6.64%, due 06/21/34	773,314
IDR	16,000,000,000	Asian Development Bank, 7.80%, due 03/15/34	946,271
MXN	100,000,000	Asian Infrastructure Investment Bank, Reg S, Zero Coupon, due 02/02/43	1,065,516

17	See accompanying notes to the financial statements.

GMO Emerging Markets Debt Total Return Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		SupraNational — continued

		Sovereign and Sovereign Agency Issuers — continued
TRY	47,000,000	European Bank for Reconstruction & Development, Zero Coupon, due 08/03/28	510,959
TRY	125,000,000	European Bank for Reconstruction & Development, 40.00%, due 09/08/28	2,590,137

		Total SupraNational	5,886,197

		Thailand — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%
	480,000	EDL-Generation PCL, 144A, 11.13%, due 08/11/31	491,881

		Turkey — 1.0%

		Corporate Debt — 1.0%
	1,400,000	Zorlu Enerji Elektrik Uretim AS, Reg S, 11.00%, due 04/23/30	1,057,700

		Uganda — 1.5%

		Sovereign and Sovereign Agency Issuers — 1.5%
UGX	2,500,000,000	Republic of Uganda Government Bonds, 16.25%, due 11/08/35	705,576
UGX	3,000,000,000	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	816,559

		Total Uganda	1,522,135

		Ukraine — 2.0%

		Sovereign and Sovereign Agency Issuers — 2.0%
	3,000,000	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/35	2,019,000

		United States — 44.3%

		U.S. Government — 44.3%
	44,200,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 04/30/28	44,233,201
	600,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28	599,966

			44,833,167

		Total United States	44,833,167

		Uruguay — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%
UYU	32,200,000	Uruguay Government International Bonds, 8.00%, due 10/29/35	809,333

		Venezuela — 2.4%

		Sovereign and Sovereign Agency Issuers — 2.4%
	4,600,000	Petroleos de Venezuela SA, Reg S, 12.75%, due 02/17/22 (c)	2,392,000

		TOTAL DEBT OBLIGATIONS (COST $98,207,754)	97,951,932

Shares / Par Value†		Description	Value ($)

		SHORT-TERM INVESTMENTS — 9.4%

		Money Market Funds — 0.1%
	148,808	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (d)	148,808

		Repurchase Agreements — 3.2%
	3,195,200	Morgan Stanley & Co. International PLC Repurchase Agreement, dated 08/25/2026, to be returned on demand at face value plus an effective yield of 3.50%, collateralized by a Angola Government International Bonds, 8.75%, due 04/14/32 and a market value of $3,179,690. (e)	3,195,200

		Sovereign and Sovereign Agency Issuers — 6.1%
EGP	165,000,000	Egypt Treasury Bills, Zero Coupon, due 12/15/26	3,030,942
NGN	4,500,000,000	Nigeria OMO Bills, Zero Coupon, due 01/12/27	3,135,877

		Total Sovereign and Sovereign Agency Issuers	6,166,819

		TOTAL SHORT-TERM INVESTMENTS (COST $9,427,302)	9,510,827

		TOTAL INVESTMENTS — 106.3% (Cost $107,635,056)	107,462,759

		SECURITIES SOLD SHORT — (3.1)%

		Sovereign and Sovereign Agency Issuers — (3.1)%

		Angola — (3.1)%
	(3,000,000)	Angola Government International Bonds, 8.75%, due 04/14/32	(3,085,676)

		TOTAL SOVEREIGN AND SOVEREIGN AGENCY ISSUERS (PROCEEDS $3,105,000)	(3,085,676)

		TOTAL SECURITIES SOLD SHORT — (3.1)% (PROCEEDS $3,105,000)	(3,085,676)

		Other Assets and Liabilities (net) — (3.2)%	(3,276,511)

		TOTAL NET ASSETS — 100.0%	$101,100,572

See accompanying notes to the financial statements.	18

GMO Emerging Markets Debt Total Return Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Bond Forward Contracts

Reference Entity	Counterparty	Notional Amount		Expiration Date	Net Unrealized Appreciation/ (Depreciation)($)

Colombian TES	DB	COP	11,000,000,000	09/16/26	$(50,082)

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/02/2026	GS	BRL	1,600,000	USD	309,359	535
09/02/2026	JPM	BRL	16,400,000	USD	3,173,952	8,509
11/06/2026	MSCI	CLP	4,640,400,000	USD	5,072,362	97,257
11/06/2026	GS	COP	786,900,000	USD	249,704	8,035
11/06/2026	MSCI	COP	986,900,000	USD	317,390	14,298
10/19/2026	DB	HUF	109,100,000	USD	348,542	2,104
10/19/2026	SSB	HUF	100,200,000	USD	323,071	4,894
09/15/2026	SSB	INR	9,700,000	USD	101,881	66
10/15/2026	GS	KRW	186,000,000	USD	136,046	69
09/25/2026	GS	PEN	400,000	USD	119,048	90
09/30/2026	CITI	PHP	66,000,000	USD	1,066,408	6,986
10/19/2026	SSB	PLN	9,800,000	USD	2,633,860	4,838
10/26/2026	JPM	RON	10,300,000	USD	2,282,751	13,531
10/20/2026	MSCI	SGD	200,000	USD	157,810	48
10/20/2026	SSB	SGD	500,000	USD	394,645	239
10/21/2026	BCLY	THB	6,100,000	USD	186,466	1,779
11/06/2026	MSCI	USD	3,959,078	COP	12,964,000,000	22,369
10/15/2026	DB	USD	266,265	CZK	5,600,000	3,121
11/03/2026	GS	USD	130,041	IDR	2,334,500,000	1,056
09/15/2026	MSCI	USD	130,939	INR	12,700,000	2,366
09/15/2026	SSB	USD	557,508	INR	54,000,000	9,297
10/15/2026	GS	USD	412,067	KRW	582,700,000	13,921
10/15/2026	MSCI	USD	3,353,402	KRW	4,961,000,000	273,385
10/15/2026	SSB	USD	129,219	KRW	184,000,000	5,296
10/15/2026	GS	USD	636,368	MXN	10,900,000	2,149
10/15/2026	JPM	USD	240,665	MXN	4,200,000	5,369
10/15/2026	MSCI	USD	163,802	MXN	2,800,000	220
10/15/2026	SSB	USD	504,742	MXN	8,800,000	10,759
09/25/2026	CITI	USD	1,471,021	PEN	5,000,000	15,955
10/19/2026	GS	USD	160,769	PLN	600,000	192
10/28/2026	BCLY	USD	2,469,474	TRY	126,200,000	33,241
10/23/2026	JPM	USD	394,882	TWD	12,500,000	404
09/30/2026	GS	USD	1,412,411	ZAR	23,200,000	24,103
09/30/2026	MSCI	USD	241,164	ZAR	3,900,000	319
11/04/2026	GS	BRL	700,000	USD	133,359	(23)
10/15/2026	MSCI	CZK	49,600,000	USD	2,346,885	(39,112)
10/14/2026	JPM	EUR	1,200,000	USD	1,389,011	(7,255)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/19/2026	SSB	HUF	49,100,000	USD	155,637	(276)
11/03/2026	SSB	IDR	4,672,000,000	USD	256,192	(6,171)
11/12/2026	GS	ILS	5,500,000	USD	1,840,085	(180)
09/15/2026	GS	INR	15,100,000	USD	158,071	(425)
09/15/2026	SSB	INR	34,100,000	USD	356,737	(1,190)
10/15/2026	MSCI	MXN	4,000,000	USD	227,779	(6,539)
09/25/2026	CITI	PEN	1,000,000	USD	295,828	(1,567)
09/25/2026	DB	PEN	1,400,000	USD	410,798	(5,555)
09/30/2026	SSB	PHP	9,700,000	USD	155,081	(622)
10/20/2026	MSCI	SGD	700,000	USD	547,202	(4,965)
10/20/2026	SSB	SGD	500,000	USD	393,016	(1,389)
10/21/2026	BCLY	THB	109,000,000	USD	3,256,901	(43,242)
10/21/2026	JPM	THB	6,900,000	USD	204,623	(4,286)
10/28/2026	BCLY	TRY	126,200,000	USD	2,497,749	(4,967)
10/23/2026	CITI	TWD	18,800,000	USD	582,931	(11,579)
10/23/2026	GS	TWD	31,400,000	USD	970,061	(22,897)
10/23/2026	MSCI	TWD	5,900,000	USD	184,097	(2,478)
10/23/2026	SSB	TWD	6,000,000	USD	187,754	(1,983)
09/02/2026	JPM	USD	195,408	BRL	1,000,000	(2,393)
11/04/2026	JPM	USD	2,712,201	BRL	14,200,000	(6,457)
09/02/2026	SSB	USD	3,294,801	BRL	17,000,000	(13,550)
11/06/2026	CITI	USD	1,010,074	CLP	922,400,000	(21,143)
11/06/2026	GS	USD	275,701	CLP	250,400,000	(7,240)
11/06/2026	MSCI	USD	738,513	CLP	677,600,000	(12,038)
10/19/2026	MSCI	USD	605,144	HUF	189,900,000	(2,132)
11/12/2026	CITI	USD	168,342	ILS	500,000	(1,045)
10/15/2026	JPM	USD	387,452	MXN	6,600,000	(827)
10/15/2026	SSB	USD	575,570	MXN	9,800,000	(1,490)
09/30/2026	MSCI	USD	515,236	PHP	31,600,000	(7,997)
10/19/2026	GS	USD	379,417	PLN	1,400,000	(3,843)
10/19/2026	SSB	USD	377,763	PLN	1,400,000	(2,188)
09/30/2026	DB	USD	381,301	ZAR	6,100,000	(3,597)
09/30/2026	GS	ZAR	5,300,000	USD	318,560	(9,609)
09/30/2026	SSB	ZAR	3,100,000	USD	188,625	(3,323)

						$321,227

19	See accompanying notes to the financial statements.

GMO Emerging Markets Debt Total Return Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Reverse Repurchase Agreements(f)

Face Value	Description	Value ($)

USD (2,779,699)	Morgan Stanley & Co. International PLC, 4.00%, dated 08/25/26, (Collateral: Angola Government International Bonds, Reg S, 9.88%, due 03/31/37), to be repurchased on demand at face value plus accrued interest.	$(2,779,699)

Average balance outstanding		$(2,778,156)
Average interest rate (net)		(3.38)%
Maximum balance outstanding		$(2,778,156)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives		Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

6.40%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	770,000,000	09/18/2029	Semi-Annually	(41,866)	(14,226)	27,640
PLN-WIBOR-WIBO	4.30%	PLN	2,600,000	12/18/2029	Semi-Annually	6,281	(2,032)	(8,313)
BRL-CDI	14.20%	BRL	11,108,401	01/02/2031	At Maturity	4,375	(11,854)	(16,229)
KRW-CD-KSDA-BLOOMBERG	4.00%	KRW	3,700,000,000	06/17/2031	Quarterly	(6,958)	4,184	11,142
5.00%	HUF-BUBOR-REUTERS	HUF	800,000,000	09/16/2031	Semi-Annually	7,785	28,957	21,172
1.73%	THB-THOR	THB	315,000,000	09/16/2031	Quarterly	5,930	(11,949)	(17,879)
4.20%	ILS-SHIR-OIS COMPOUND	ILS	11,000,000	06/18/2035	Annually	(177,854)	(147,407)	30,447
TIIE-Banxico	8.00%	MXN	65,000,000	03/05/2036	Monthly	(23,912)	(85,969)	(62,057)
3.10%	EURIBOR	EUR	700,000	06/17/2036	Semi-Annually	2,132	16,677	14,545

						$(224,087)	$(223,619)	$468

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)	Security is in default.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2026.

(e)	The repurchase agreement has an open maturity date and can be closed by either party on demand.
(f)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 40.

See accompanying notes to the financial statements.	20

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 34.8%

	Corporate Debt — 34.8%
	Australia — 0.9%
340,000	Fortescue Treasury Pty. Ltd., 144A, 4.50%, due 09/15/27	337,368
390,000	Mineral Resources Ltd., 144A, 7.00%, due 04/01/31	402,196
395,000	PLS Group Ltd., 144A, 6.88%, due 05/01/31	403,361

	Total Australia	1,142,925

	Canada — 2.0%
135,000	Algoma Steel, Inc., 144A, 9.13%, due 04/15/29	129,023
345,000	Bombardier, Inc., 144A, 7.45%, due 05/01/34	378,275
400,000	Enerflex, Inc., 144A, 6.88%, due 01/15/31	407,825
335,000	goeasy Ltd., 144A, 9.25%, due 12/01/28	336,443
325,000	goeasy Ltd., 144A, 7.63%, due 07/01/29	311,142
405,000	Precision Drilling Corp., 144A, 6.88%, due 01/15/29	407,367
385,000	RB Global Holdings, Inc., 144A, 6.75%, due 03/15/28	388,361
275,000	Superior Plus LP/Superior General Partner, Inc., 144A, 4.50%, due 03/15/29	266,810

	Total Canada	2,625,246

	Denmark — 0.2%
265,000	Genmab AS/Genmab Finance LLC, 144A, 6.25%, due 12/15/32	268,918

	Italy — 0.3%
375,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	410,859

	Japan — 0.7%
370,000	Kioxia Holdings Corp., 144A, 6.25%, due 07/24/30	378,304
235,000	Nissan Motor Co. Ltd., 144A, 8.13%, due 07/17/35	249,608
300,000	Rakuten Group, Inc., 144A, 9.75%, due 04/15/29	327,003

	Total Japan	954,915

	Luxembourg — 0.0%
30,000	SES AMERICOM, Inc., 144A, 5.30%, due 03/25/44	21,827

	Macau — 0.5%
365,000	Studio City Finance Ltd., 144A, 5.00%, due 01/15/29	351,844
350,000	Wynn Macau Ltd., 144A, 5.13%, due 12/15/29	342,128

	Total Macau	693,972

Par Value†	Description	Value ($)

	Corporate Debt — continued
	Netherlands — 0.2%
230,000	Sunrise FinCo I BV, 144A, 4.88%, due 07/15/31	216,883

	Norway — 0.2%
280,000	TGS ASA, 144A, 8.50%, due 01/15/30	293,770

	United Kingdom — 0.6%
395,000	Belron U.K. Finance PLC, 144A, 5.75%, due 10/15/29	396,513
335,000	Jaguar Land Rover Automotive PLC, 144A, 4.50%, due 10/01/27	331,896

	Total United Kingdom	728,409

	United States — 29.2%
230,000	Adapthealth LLC, 144A, 4.63%, due 08/01/29	217,231
660,000	AHP Health Partners, Inc., 144A, 5.75%, due 07/15/29	659,230
360,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 144A, 8.63%, due 06/15/29	374,861
105,000	AMC Global Media, Inc., 4.25%, due 02/15/29	96,911
110,000	AMN Healthcare, Inc., 144A, 6.50%, due 01/15/31	111,207
410,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 144A, 5.75%, due 10/15/33	404,765
205,000	Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 144A, 5.75%, due 01/15/29	202,643
235,000	APi Group DE, Inc., 144A, 4.13%, due 07/15/29	227,174
400,000	ATI, Inc., 5.88%, due 06/15/33	403,667
420,000	Axalta Coating Systems LLC, 144A, 3.38%, due 02/15/29	402,717
445,000	Ball Corp., 2.88%, due 08/15/30	405,521
420,000	Boyd Gaming Corp., 144A, 4.75%, due 06/15/31	403,203
269,000	Brandywine Operating Partnership LP, 8.88%, due 04/12/29	284,100
350,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	344,331
415,000	California Resources Corp., 144A, 7.00%, due 01/15/34	414,963
405,000	Carpenter Technology Corp., 144A, 5.63%, due 03/01/34	398,944
45,000	Carriage Services, Inc., 144A, 4.25%, due 05/15/29	43,082
105,000	Cars.com, Inc., 144A, 6.38%, due 11/01/28	104,466
420,000	Centene Corp., 4.63%, due 12/15/29	409,435
460,000	Charles River Laboratories International, Inc., 144A, 3.75%, due 03/15/29	443,665
400,000	Chord Energy Corp., 144A, 6.00%, due 10/01/30	404,796
355,000	Churchill Downs, Inc., 144A, 4.75%, due 01/15/28	352,354

21	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
405,000	Clean Harbors, Inc., 144A, 5.75%, due 10/15/33	404,828
105,000	Clearwater Paper Corp., 144A, 4.75%, due 08/15/28	94,923
435,000	Clearway Energy Operating LLC, 144A, 3.75%, due 02/15/31	401,144
405,000	Comstock Resources, Inc., 144A, 6.75%, due 03/01/29	401,678
65,000	Comstock Resources, Inc., 144A, 6.75%, due 03/01/29	64,286
240,000	Constellium SE, 144A, 3.75%, due 04/15/29	230,636
400,000	Credit Acceptance Corp., 144A, 6.63%, due 03/15/30	401,750
320,000	CVR Partners LP/CVR Nitrogen Finance Corp., 144A, 6.13%, due 06/15/28	320,381
420,000	DaVita, Inc., 144A, 4.63%, due 06/01/30	405,845
220,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A, 8.63%, due 03/15/29	227,737
190,000	Deluxe Corp., 144A, 8.00%, due 06/01/29	191,929
105,000	Diversified Healthcare Trust, 4.75%, due 02/15/28	102,671
380,000	Dycom Industries, Inc., 144A, 4.50%, due 04/15/29	369,873
275,000	Encore Capital Group, Inc., 144A, 6.63%, due 04/15/31	276,140
400,000	Enpro, Inc., 144A, 6.13%, due 06/01/33	401,724
395,000	FirstCash, Inc., 144A, 4.63%, due 09/01/28	388,106
750,000	FMC Corp., 5.65%, due 05/18/33	688,060
415,000	FS KKR Capital Corp., 6.13%, due 01/15/30	406,985
290,000	GCI LLC, 144A, 4.75%, due 10/15/28	284,986
200,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 01/15/29	206,003
250,000	Genting New York LLC/GENNY Capital, Inc., 144A, 7.25%, due 10/01/29	256,614
420,000	GFL Environmental, Inc., 144A, 4.00%, due 08/01/28	411,413
400,000	Hess Midstream Operations LP, 144A, 5.88%, due 03/01/28	403,629
425,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	409,468
225,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 144A, 5.00%, due 06/01/29	219,220
300,000	HNI Corp., 144A, 5.13%, due 01/18/29	297,582
70,000	Hudson Pacific Properties LP, 5.95%, due 02/15/28	69,533
105,000	Hudson Pacific Properties LP, 4.65%, due 04/01/29	99,525
380,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, due 01/15/29	363,708
325,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, due 02/01/29	277,730
420,000	Ingevity Corp., 144A, 3.88%, due 11/01/28	405,817

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
425,000	Iron Mountain, Inc., 144A, 4.50%, due 02/15/31	404,315
275,000	Jazz Securities DAC, 144A, 4.38%, due 01/15/29	269,890
395,000	Kodiak Gas Services LLC, 144A, 6.75%, due 10/01/35	402,711
420,000	Lamar Media Corp., 3.75%, due 02/15/28	411,739
420,000	Live Nation Entertainment, Inc., 144A, 3.75%, due 01/15/28	412,580
65,000	LSB Industries, Inc., 144A, 6.25%, due 10/15/28	64,869
170,000	Marriott Ownership Resorts, Inc., 4.75%, due 01/15/28	168,688
135,000	Marriott Ownership Resorts, Inc., 144A, 4.50%, due 06/15/29	130,618
410,000	Match Group Holdings II LLC, 144A, 6.13%, due 09/15/33	403,741
395,000	MGM Resorts International, 6.13%, due 09/15/29	399,840
165,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 144A, 4.88%, due 05/01/29	161,186
360,000	Molina Healthcare, Inc., 144A, 6.50%, due 02/15/31	365,750
225,000	Moog, Inc., 144A, 5.50%, due 10/15/34	219,357
290,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27	284,871
135,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, due 08/01/29	103,091
425,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	410,053
435,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	405,508
280,000	Muvico LLC, 144A, 15.00%, due 02/19/29	319,584
395,000	Nabors Industries, Inc., 144A, 7.63%, due 11/15/32	407,371
345,000	NESCO Holdings II, Inc., 144A, 5.50%, due 04/15/29	343,398
325,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 144A, 8.13%, due 02/15/29	335,267
415,000	Noble Finance II LLC, 144A, 6.25%, due 06/15/34	407,324
395,000	Oceaneering International, Inc., 144A, 6.88%, due 07/15/34	407,628
415,000	ON Semiconductor Corp., 144A, 3.88%, due 09/01/28	405,057
305,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A, 4.13%, due 04/30/28	301,950
305,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 4.25%, due 01/15/29	297,065
105,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 7.38%, due 02/15/31	108,910
525,000	Paramount Global, 6.88%, due 04/30/36	488,062
165,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 144A, 5.88%, due 10/01/28	164,793

See accompanying notes to the financial statements.	22

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
150,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, REIT, 144A, 4.88%, due 05/15/29	147,143
400,000	PBF Holding Co. LLC/PBF Finance Corp., 144A, 7.25%, due 06/01/34	411,312
675,000	Performance Food Group, Inc., 144A, 4.25%, due 08/01/29	655,279
250,000	PG&E Corp., 5.00%, due 07/01/28	246,250
180,000	Phinia, Inc., 144A, 6.63%, due 10/15/32	182,885
210,000	Range Resources Corp., 144A, 4.75%, due 02/15/30	205,423
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., Reg S, 4.63%, due 04/16/29	364,002
410,000	RHP Hotel Properties LP/RHP Finance Corp., REIT, 144A, 4.50%, due 02/15/29	403,611
80,000	Rithm Capital Corp., REIT, 144A, 8.00%, due 04/01/29	81,101
420,000	RLJ Lodging Trust LP, 144A, 4.00%, due 09/15/29	402,189
355,000	Sealed Air Corp., 144A, 6.88%, due 07/15/33	347,602
430,000	Sensata Technologies, Inc., 144A, 3.75%, due 02/15/31	400,920
80,000	Service Properties Trust, 3.95%, due 01/15/28	77,482
245,000	Service Properties Trust, REIT, 144A, Zero Coupon, due 09/30/28	231,405
410,000	Sirius XM Radio LLC, 144A, 5.00%, due 08/01/27	408,943
400,000	SM Energy Co., 144A, 6.63%, due 04/15/34	402,554
125,000	Solstice Advanced Materials, Inc., 144A, 5.63%, due 09/30/33	122,738
230,000	SunCoke Energy, Inc., 144A, 4.88%, due 06/30/29	222,341
180,000	Teleflex, Inc., 144A, 4.25%, due 06/01/28	176,919
415,000	TerraForm Power Operating LLC, 144A, 5.00%, due 01/31/28	410,518
385,000	Tidewater, Inc., 144A, 9.13%, due 07/15/30	412,304
370,000	TransDigm, Inc., 4.63%, due 01/15/29	363,304
295,000	TransDigm, Inc., 4.88%, due 05/01/29	290,600
410,000	Transocean International Ltd., 144A, 8.25%, due 05/15/29	426,140
395,000	TriMas Corp., 144A, 4.13%, due 04/15/29	379,690
425,000	TriNet Group, Inc., 144A, 3.50%, due 03/01/29	404,005
390,000	TTM Technologies, Inc., 144A, 4.00%, due 03/01/29	375,639
420,000	Twilio, Inc., 3.63%, due 03/15/29	404,667
420,000	U.S. Foods, Inc., 144A, 4.63%, due 06/01/30	409,835
430,000	United Rentals North America, Inc., 3.88%, due 02/15/31	402,995
435,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 144A, 6.50%, due 02/15/29	429,549

Par Value† / Shares	Description	Value ($)

	Corporate Debt — continued
	United States — continued
160,000	Upbound Group, Inc., 144A, 6.38%, due 02/15/29	159,233
360,000	USA Compression Partners LP/USA Compression Finance Corp., 144A, 7.13%, due 03/15/29	368,861
385,000	Viasat, Inc., 144A, 5.63%, due 04/15/27	384,517
160,000	Viasat, Inc., 144A, 6.50%, due 07/15/28	159,691
205,000	Victoria’s Secret & Co., 144A, 4.63%, due 07/15/29	199,450
410,000	Vornado Realty LP, 5.75%, due 02/01/33	408,659
205,000	WESCO Distribution, Inc., 144A, 6.38%, due 03/15/29	208,146
110,000	XHR LP, 144A, 4.88%, due 06/01/29	108,122
380,000	XPLR Infrastructure Operating Partners LP, 144A, 7.75%, due 04/15/34	402,509
430,000	Ziff Davis, Inc., 144A, 4.63%, due 10/15/30	405,421

	Total United States	38,602,360

	Total Corporate Debt	45,960,084

	TOTAL DEBT OBLIGATIONS (COST $46,049,614)	45,960,084

	SHORT-TERM INVESTMENTS — 64.8%

	Money Market Funds — 0.4%
566,230	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (a)	566,230

	Repurchase Agreements — 58.3%
47,999,754	Nomura Securities International, Inc. Repurchase Agreement, dated 08/31/26, maturing on 09/01/26 with a maturity value of $48,004,634 and an effective yield of 3.66%, collateralized by a U.S. Treasury Note with maturity date 07/15/29 and a market value of $48,940,761.	47,999,754
29,007,302	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/26, maturing on 09/01/26 with a maturity value of $29,010,251 and an effective yield of 3.66%, collateralized by a U.S. Treasury Note with maturity date 03/31/29 and a market value of $29,588,229.	29,007,302

	Total Repurchase Agreements	77,007,056

	U.S. Government — 6.1%
4,915,000	U.S. Treasury Bills, 4.03%, due 06/10/27 (b)	4,764,885

23	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	U.S. Government — continued
3,425,000	U.S. Treasury Bills, 4.08%, due 07/08/27	3,308,901

	Total U.S. Government	8,073,786

	TOTAL SHORT-TERM INVESTMENTS (COST $85,654,667)	85,647,072

	TOTAL INVESTMENTS — 99.6% (Cost $131,704,281)	131,607,156
	Other Assets and Liabilities (net) — 0.4%	481,823

	TOTAL NET ASSETS — 100.0%	$132,088,979

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
39	U.S. Treasury Note 10 Yr. (CBT)	December 2026	4,198,594	(19,409)
45	U.S. Treasury Note 2 Yr. (CBT)	December 2026	9,235,547	(19,047)
82	U.S. Treasury Note 5 Yr. (CBT)	December 2026	8,667,656	(29,712)

			$22,101,797	$(68,168)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	24

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Sell Protection^:
CDX.NA.HY.46	USD 31,470,740	5.00%	3.01%	31,470,740 USD	06/20/2031	Quarterly	$1,461,572	$2,494,465	$1,032,893

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BNP	USD	525,000	09/20/2026	Quarterly	—	3,512	3,512
SOFR	Total Return on iBoxx USD Liquid High Yield Index	GS	USD	49,256,000	09/20/2026	Quarterly	—	334,492	334,492

							$—	$338,004	$338,004

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2026.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 40.

25	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 87.7%

	Asset-Backed Securities — 72.2%
	Auto Retail Prime — 0.3%
4,089,346	Chase Auto Owner Trust, Series 24-4A, Class A3, 144A, 4.94%, due 07/25/29	4,102,231

	Auto Retail Subprime — 1.9%
6,655,000	Ford Credit Auto Owner Trust, Series 22-1, Class A, 144A, 3.88%, due 11/15/34	6,632,642
2,648,359	GM Financial Consumer Automobile Receivables Trust, Series 24-1, Class A3, 4.85%, due 12/18/28	2,654,377
5,785,966	Hyundai Auto Receivables Trust, Series 24-A, Class A3, 4.99%, due 02/15/29	5,806,190
611,344	Volkswagen Auto Loan Enhanced Trust, Series 23-1, Class A3, 5.02%, due 06/20/28	612,648
3,621,000	Volkswagen Auto Loan Enhanced Trust, Series 24-1, Class A3, 4.63%, due 07/20/29	3,627,205
4,718,622	World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43%, due 12/17/29	4,720,639

	Total Auto Retail Subprime	24,053,701

	CMBS CDO — 0.0%
8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	9

	Collateralized Loan Obligations — 9.2%
4,591,667	AGL CLO 12 Ltd., Series 21-12A, Class XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.80%, 4.53%, due 10/20/38	4,588,145
608,323	Battalion CLO VIII Ltd., Series 15-8A, Class BR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.25%, 4.98%, due 07/18/30	608,448
4,784,930	Battalion CLO XV Ltd., Series 20-15A, Class A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.98%, 4.73%, due 01/17/33	4,784,806
853,086	BlueMountain CLO Ltd., Series 15-4A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.95%, 4.68%, due 04/20/30	853,258
12,732,000	Carlyle U.S. CLO Ltd., Series 19-1A, A2R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.40%, 5.13%, due 04/20/31	12,741,485
1,351,594	Dryden 64 CLO Ltd., Series 18-64A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 4.96%, due 04/18/31	1,352,352
7,911,855	Dryden 80 CLO Ltd., Series 19-80A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.95%, 4.70%, due 01/17/33	7,915,178
707,412	Fortress Credit BSL X Ltd., Series 21-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.83%, due 04/20/33	707,542

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
8,719,859	Galaxy XXII CLO Ltd., Series 16-22A, Class AR4, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.02%, 4.81%, due 04/16/34	8,731,143
3,085,155	Gallatin CLO VIII Ltd., Series 17-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.35%, 5.10%, due 07/15/31	3,087,481
2,755,665	Greywolf CLO IV Ltd., Series 19-1A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.24%, 4.99%, due 04/17/34	2,757,076
3,351,185	LCM 37 Ltd., Series 37A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.06%, 4.81%, due 04/15/34	3,349,580
18,384	LCM XVIII LP, Series 18A, Class CR, 144A, Variable Rate, 3 mo. USD Term SOFR + 2.11%, 5.84%, due 04/20/31	18,380
1,778,290	Madison Park Funding XLII Ltd., Series 13A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.92%, 4.67%, due 11/21/30	1,778,390
3,510,526	Mountain View CLO LLC, Series 16-1A, Class AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.88%, 4.62%, due 04/14/33	3,509,649
2,734,379	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 5.69%, due 10/12/30	2,739,181
473,448	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 5.05%, due 04/22/31	474,059
1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	108
2,694,420	OZLM XV Ltd., Series 16-15A, Class A1R3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.78%, due 04/20/33	2,693,130
8,310,500	Riserva CLO Ltd., Series 16-3A, Class AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.78%, due 01/18/34	8,312,519
2,554,430	Rockford Tower CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.98%, 5.71%, due 05/20/31	2,560,367
2,877,921	Rockford Tower CLO Ltd., Series 19-2A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 4.86%, due 08/20/32	2,879,279
248,836	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.14%, due 04/18/31	249,024
803,417	THL Credit Wind River CLO Ltd., Series 17-3A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 4.95%, due 04/15/35	803,590

See accompanying notes to the financial statements.	26

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
8,098,306	Trinitas CLO XII Ltd., Series 20-12A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.86%, due 04/25/33	8,103,959
170,447	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.09%, due 07/18/31	170,563
809,363	Venture 38 CLO Ltd., Series 19-38A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.84%, due 07/30/32	809,925
10,200,000	Verde CLO Ltd., Series 19-1A, Class BRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.65%, 5.40%, due 04/15/32	10,200,000
5,909,477	Voya CLO Ltd., Series 19-3A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.34%, 5.09%, due 10/17/32	5,915,374
1,380,000	Voya CLO Ltd., Series 25-1A, Class X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.63%, due 04/20/38	1,380,429
7,446,787	Wellfleet CLO Ltd., Series 20-1A, Class A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.74%, due 04/15/33	7,447,971
5,368,000	Zais CLO 16 Ltd., Series 20-16A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 4.86%, due 10/20/34	5,355,251

	Total Collateralized Loan Obligations	116,877,642

	Commercial Mortgage-Backed Securities — 20.3%
15,387,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 4.56%, due 03/15/37	14,508,039
4,797,906	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.20%, due 07/25/36	4,444,599
4,970,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	4,861,054
18,847,000	Benchmark Mortgage Trust, Series 20-B20, Class A5, 2.03%, due 10/15/53	16,622,717
12,581,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	11,033,586
16,535,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	15,094,082
14,915,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	13,817,799
8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,363,851
8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	7,382,789
13,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	12,216,607

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
4,570,000	BX Trust, Series 19-OC11, Class D, 144A, Variable Rate, 4.08%, due 12/09/41	4,299,465
9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	8,139,440
15,516,000	COMM Mortgage Trust, Series 24-277P, Class A, 144A, 6.34%, due 08/10/44	15,913,880
26,527,712	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	26,025,739
7,865,000	ESTN Trust, Series 26-TOWN, Class A, 144A, Variable Rate, 5.54%, due 05/12/46	7,772,224
8,625,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	7,642,196
2,556,038	GSMS Trust, Series 26-DAWN, Class A, 144A, Variable Rate, 5.82%, due 04/10/43	2,524,385
4,636,000	Houston Galleria Mall Trust, Series 25-HGLR, Class A, 144A, Variable Rate, 5.64%, due 02/05/45	4,632,548
11,393,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 24-OMNI, Class A, 144A, Variable Rate, 5.99%, due 10/05/39	11,431,726
22,100,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	19,885,266
4,000,000	MTN Commercial Mortgage Trust, Series 26-LPFX, Class A, 144A, Variable Rate, 5.15%, due 05/15/43	3,948,618
2,893,000	NYC Commercial Mortgage Trust, Series 26-1PARK, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.25%, 4.89%, due 02/15/43	2,889,511
5,110,856	OBX Trust, Series 25-NQM8, Class A1, 144A, Step Up, 5.47%, due 03/25/65	5,094,789
4,000,000	ROCK Trust, Series 24-CNTR, Class A, 144A, 5.39%, due 11/13/41	4,013,697
4,000,000	ROCK Trust, Series 24-CNTR, Class E, 144A, 8.82%, due 11/13/41	4,143,855
2,153,454	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,876,573
2,937,471	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 5.46%, due 11/23/43	2,911,049
11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 6.14%, due 03/23/45	10,725,890
6,698,800	WFRBS Commercial Mortgage Trust, Series 14-C21, Class C, Variable Rate, 4.23%, due 08/15/47	6,581,572

	Total Commercial Mortgage-Backed Securities	257,797,546

	Credit Cards — 1.1%
13,695,000	American Express Credit Account Master Trust, Series 24-3, Class A, 4.65%, due 07/15/29	13,736,971

27	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — 11.5%
729,977	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 4.06%, due 02/25/36	43,496
1,839,760	ACE Securities Corp. Home Equity Loan Trust, Series 05-SD3, Class M2, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.03%, due 08/25/45	1,638,335
819,424	American Home Mortgage Assets Trust, Series 06-2, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 4.16%, due 09/25/46	798,644
17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.14%, due 02/25/36	468,343
6,583,606	Angel Oak Mortgage Trust, Series 25-5, Class A1, 144A, Step Up, 5.57%, due 04/25/70	6,569,477
9,651,040	Angel Oak Mortgage Trust, Series 26-4, Class A1, 144A, Variable Rate, 5.75%, due 06/25/71	9,660,536
886,536	Atlas Senior Loan Fund XV Ltd., Series 19-15A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.22%, 4.97%, due 10/23/32	886,974
13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	560,092
8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/16	376,958
1,338,793	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	1,309,149
4,432,533	BCMSC Trust, Series 00-A, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.27%, 3.91%, due 06/15/30	121,420
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	137,007
4,170,025	Bear Stearns Mortgage Funding Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.27%, 3.94%, due 01/25/37	3,688,462
45,961	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.10%, due 02/25/37	79,086
3,180,384	CHL Mortgage Pass-Through Trust, Series 07-4, Class 1A71, 6.00%, due 05/25/37	1,250,406
835,735	COLT Mortgage Loan Trust, Series 26-3, Class A1, 144A, Variable Rate, 5.12%, due 05/25/71	825,755
599,740	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	604,363
678,214	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	682,246

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
3,636,512	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	3,713,752
3,981,023	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	4,057,681
3,183,682	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	3,196,990
178,416	CoreVest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	175,510
5,826,447	Cross Mortgage Trust, Series 26-NQM6, Class A1, 144A, Variable Rate, 5.27%, due 05/25/71	5,768,056
1,626,221	Dryden 40 Senior Loan Fund, Series 15-40A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 4.89%, due 08/15/31	1,628,491
6,065,365	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	6,015,448
1,567,661	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.28%, due 10/25/34	1,546,857
913,863	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	881,960
4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.44%, due 09/25/35	34,388
7,572,884	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	1,054,643
8,162,270	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	575,922
8,472,722	Invitation Homes Trust, Series 24-SFR1, Class A, 144A, 4.00%, due 09/17/41	8,200,181
3,245,601	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,101,231
3,436,591	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.10%, due 03/25/36	167,522
64,966	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 4.05%, due 02/26/34	61,518
589,746	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 4.76%, due 10/25/33	583,736
13,417,091	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 3.98%, due 03/25/36	228,409
7,653,384	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 4.12%, due 03/25/36	130,112

See accompanying notes to the financial statements.	28

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
20,404,764	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 4.18%, due 03/25/36	346,683
10,725	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.74%, due 08/25/35 (a)	197,615
1,040,234	Oakwood Mortgage Investors, Inc., Series 01-E, Class A2, 5.05%, due 11/15/19	1,004,248
289,565	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	289,793
1,222,207	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,224,814
5,351,187	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	1,673,013
11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	1,069,992
2,563,213	Oakwood Mortgage Investors, Inc., Series 01-B, Class M1, 144A, Variable Rate, 7.92%, due 03/15/31	2,499,698
2,335,120	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	767,347
214,847	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	209,764
1,577,916	Oakwood Mortgage Investors, Inc., Series 02-C, Class M1, Variable Rate, 6.89%, due 11/15/32	1,573,990
6,936,590	OBX Trust, Series 26-NQM11, Class A1, 144A, Variable Rate, 5.59%, due 06/25/66	6,920,384
7,750,000	OBX Trust, Series 26-NQM13, Class A1, 144A, Variable Rate, 5.64%, due 07/01/66	7,720,003
1,264,640	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,192,386
3,194,048	RALI Trust, Series 05-QS11, Class A1, 5.50%, due 07/25/35	2,589,734
8,971,814	RCKT Mortgage Trust, Series 26-CES5, Class A1A, 144A, Step Up, 5.25%, due 05/25/56	8,897,505
14,000,000	RCKT Mortgage Trust, Series 26-CES8, Class A1A, 144A, Step Up, 5.61%, due 08/25/56	13,964,633
9,567,207	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	9,181,217
9,733,379	Tricon Residential Trust, Series 24-SFR4, Class A, 144A, 4.30%, due 11/17/41	9,425,361
831,053	UCFC Manufactured Housing Contract, Series 98-2, Class M1, 6.73%, due 10/15/29	812,180

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued
4,201,627	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 4.80%, due 04/25/67	4,032,636

	Total Residential Mortgage-Backed Securities — Other	146,416,152

	Residential Mortgage-Backed Securities — Performing Loans — 0.5%
1,668,912	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	1,502,109
2,946,998	COLT Trust, Series 21-RPL1, Class A1, 144A, Variable Rate, 1.67%, due 09/25/61	2,695,288
3,391,023	CSMC Trust, Series 21-RPL2, Class A1A, 144A, Variable Rate, 1.11%, due 01/25/60	2,829,174

	Total Residential Mortgage-Backed Securities — Performing Loans	7,026,571

	Residential Mortgage-Backed Securities — Prime — 2.3%
7,105,353	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 3.99%, due 10/25/46	3,403,887
307,225	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, 1 yr. CMT + 2.30%, 6.34%, due 10/25/35	293,832
3,593,133	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	1,694,155
1,651,707	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.82%, due 12/25/36	1,247,043
762,651	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.88%, due 03/25/37	554,943
5,877,189	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.22%, due 04/25/46	5,320,771
1,596,749	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	593,206
50,789,310	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 6.23%, due 09/25/35 (a)	1
3,463,023	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 5.11%, due 05/25/35	2,771,393
2,790,947	Structured Asset Mortgage Investments II Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.10%, due 01/25/37	2,531,448
533,236	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 4.33%, due 09/25/35	504,328
728,067	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 4.96%, due 01/25/47	651,262

29	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — continued
1,381,727	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 4.23%, due 06/25/35	1,213,536
1,519,336	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.38%, due 12/25/35	1,359,843
3,735,169	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.05%, due 10/25/36	1,270,677
6,765,378	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	6,131,543

	Total Residential Mortgage-Backed Securities — Prime	29,541,868

	Residential Mortgage-Backed Securities — Subprime — 2.0%
570,944	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.05%, due 06/25/35	546,963
354,233	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.45%, due 05/26/37	349,519
13,236,577	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.38%, due 07/25/36	11,987,149
5,514,507	Carrington Mortgage Loan Trust, Series 06-FRE2, Class A2, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 3.90%, due 10/25/36	4,587,096
251,918	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 4.06%, due 12/25/36	246,878
590,641	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 5.14%, due 11/20/34	569,005
1,720,698	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 3.89%, due 09/25/36	1,610,244
1,668,076	Home Equity Asset Trust, Series 06-2, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 4.35%, due 05/25/36	1,638,007
580,161	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.28%, due 08/25/37	574,542
2,028,880	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 1.31%, 4.58%, due 01/25/35	1,960,018
732,269	Saxon Asset Securities Trust, Series 04-3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.68%, due 12/26/34	717,077

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Subprime — continued
1,395,792	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-AR9, Class 2A, Variable Rate, 1 yr. MTA + 0.84%, 4.55%, due 11/25/46	1,213,401

	Total Residential Mortgage-Backed Securities — Subprime	25,999,899

	Residential Mortgage-Backed Securities — Alt-A — 3.5%
282,464	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.68%, due 11/25/34	282,551
1,530,310	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.10%, due 01/25/47	1,413,685
1,036,391	Bear Stearns Asset-Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	980,910
3,087,135	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 4.60%, due 07/25/36	1,829,567
133,868	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	132,607
1,868,817	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	1,770,100
1,470,779	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 4.48%, due 05/25/36	568,035
1,517,767	Countrywide Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 4.48%, due 10/25/36	502,660
6,035,275	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 05-3, Class 4A6, 5.25%, due 06/25/35	5,289,734
1,958,860	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 06-AF1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.38%, due 04/25/36	1,844,302
6,855,164	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 07-AR2, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.41%, 4.08%, due 03/25/37	6,532,596
3,853,543	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 6.33%, due 10/25/35	2,415,817
10,047,263	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.10%, due 06/25/36	1,685,291
9,825,972	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.16%, due 06/25/47	5,463,164
4,835,823	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 3.98%, due 07/19/37	4,450,861

See accompanying notes to the financial statements.	30

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Alt-A — continued
26,996	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	16,202
853,486	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 6.78%, due 10/25/37	809,864
3,430,183	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,510,932
15,320,086	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	3,368,086
7,476,259	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.32%, due 08/25/37	3,163,082

	Total Residential Mortgage-Backed Securities — Alt-A	44,030,046

	Small Balance Commercial Mortgages — 4.7%
1,703,356	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 4.25%, due 08/25/35	1,658,685
856,451	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 4.37%, due 01/25/36	822,760
1,137,321	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.32%, due 04/25/36	1,073,863
457,178	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 4.35%, due 04/25/36	428,586
1,069,497	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.13%, due 07/25/36	1,036,618
3,167,533	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.20%, due 07/25/36	3,075,655
2,543,607	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 4.16%, due 10/25/36	2,488,567
5,044,004	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.20%, due 01/25/37	4,790,013
770,000	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 4.09%, due 03/25/37	735,344

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
1,442,545	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.14%, due 07/25/37	1,374,379
4,037,684	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.52%, 4.19%, due 07/25/37	3,774,612
5,126,806	Bayview Commercial Asset Trust, Series 07-4A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.79%, 4.46%, due 09/25/37	4,864,177
510,123	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.03%, due 01/25/38	507,475
7,306,422	First Citizens Loan Trust, Series 26-SBA1A, Class A, 144A, 5.68%, due 05/27/53	7,215,475
67,174,329	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 0.00, due 05/25/30	1,621,682
81,273,570	FRESB Mortgage Trust, Series 19-SB63, Class X1, Variable Rate, 0.86%, due 04/25/39	1,711,353
28,616,887	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 0.00, due 03/25/40	771,368
184,187,123	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.69%, due 06/25/40	6,022,956
1,295,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M4, 144A, Variable Rate, 4.64%, due 09/25/46	1,257,742
3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, Variable Rate, 5.73%, due 09/25/46	3,388,399
3,230,000	Harvest Commercial Capital Loan Trust, Series 20-1, Class M4, 144A, Variable Rate, 5.96%, due 04/25/52	3,119,794
2,863,412	Harvest Commercial Capital Loan Trust, Series 24-1, Class A, 6.16%, due 10/25/56	2,889,080
1,839,961	Lehman Brothers Small Balance
	Commercial Mortgage Trust, Series 07-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.28%, due 03/25/37	1,704,939
3,314,460	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	2,883,073
1,164,208	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	943,032

	Total Small Balance Commercial Mortgages	60,159,627

31	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Federal Family Education Loan Program — 2.2%
6,046,906	AccessLex Institute, Series 04-2, Class A4, Variable Rate, 90 day USD SOFR Average + 0.60%, 4.23%, due 04/26/32	6,007,122
2,756,381	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 4.59%, due 01/25/43	2,551,468
8,369,502	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 4.80%, due 06/15/40	8,314,166
3,066,818	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 4.22%, due 01/25/22	3,044,842
5,743,234	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 5.54%, due 07/25/22	5,751,785
1,997,028	SLM Student Loan Trust, Series 08-6, Class A4, Variable Rate, 90 day USD SOFR Average + 1.36%, 4.99%, due 07/25/23	1,996,140

	Total Student Loans - Federal Family Education Loan Program	27,665,523

	Student Loans - Private — 12.7%
2,258,880	Commonbond Student Loan Trust, Series 21-AGS, Class A, 144A, 1.20%, due 03/25/52	1,934,705
4,073,437	ECMC Group Student Loan Trust, Series 19-1A, Class A1A, 144A, 2.72%, due 07/25/69	3,567,754
3,552,355	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 5.31%, due 12/27/38	3,497,109
10,046,760	KeyCorp Student Loan Trust, Series 06-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.16%, due 03/27/42	8,021,063
2,970,791	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 5.32%, due 07/28/42	2,889,977
8,758,011	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 8.64%, due 03/31/38 (a)	952,434
7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28 day ARS + 0.00%, 8.07%, due 03/25/38 (a)	829,219
198,272	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.09%, due 05/25/32	198,015
5,859,000	National Collegiate Student Loan Trust, Series 06-4, Class B, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 4.12%, due 05/25/32	3,336,631
1,862,994	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 4.07%, due 01/25/33	1,835,638

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Private — continued
1,731,576	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.13%, due 03/25/33	1,716,574
660,002	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 4.15%, due 06/25/33	656,070
4,470,421	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.09%, due 10/25/33	4,428,524
24,944	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 7.27%, due 03/25/38 (b)	18,958
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 7.75%, due 03/25/38 (b)	57,000
4,469,216	Navient Private Education Refi Loan Trust, Series 21-DA, Class A, 144A, Variable Rate, U.S. (Fed) Prime Rate - 1.99%, 4.76%, due 04/15/60	4,344,774
3,216,757	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	2,915,576
1,003,354	Navient Student Loan Trust, Series 23-BA, Class A1B, 144A, Variable Rate, 30 day USD SOFR Average + 1.70%, 5.34%, due 03/15/72	1,008,273
730,749	Navient Student Loan Trust, Series 23-BA, Class A1A, 144A, 6.48%, due 03/15/72	739,694
1,483,742	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	1,411,849
2,253,064	Nelnet Student Loan Trust, Series 21-DA, Class AFL, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.80%, 4.46%, due 04/20/62	2,245,059
1,939,289	SLM Private Credit Student Loan Trust, Series 03-A, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.53%, due 06/15/32	840,216
1,500,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 6.94%, due 06/15/32 (b)	1,502,550
11,085,730	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.53%, due 09/15/32	2,450,624
700,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (b)	704,970
7,367,782	SLM Private Credit Student Loan Trust, Series 03-B, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.53%, due 03/15/33	2,016,653
937,124	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 4.33%, due 06/15/33	936,916

See accompanying notes to the financial statements.	32

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans -Private — continued
3,950,397	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 4.36%, due 09/15/33	3,914,654
13,281,499	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 4.24%, due 12/15/38	13,092,043
13,806,711	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 4.22%, due 06/15/39	13,484,574
16,609,173	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 4.26%, due 06/15/39	16,363,831
3,687,634	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 4.13%, due 12/15/39	3,604,746
6,197,242	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 4.20%, due 12/15/39	6,066,952
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 4.32%, due 12/15/39	2,553,168
7,049,352	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 4.17%, due 12/16/41	6,931,798
4,233,608	SLM Private Education Loan Trust, Series 10-C, Class A5, 144A, Variable Rate, 1 mo. USD Term SOFR + 4.86%, 8.50%, due 10/15/41	4,384,840
1,250,000	SMB Private Education Loan Trust, Series 14-A, Class C, 144A, 4.50%, due 09/15/45	1,110,241
3,784,542	SMB Private Education Loan Trust, Series 21-A, Class B, 144A, 2.31%, due 01/15/53	3,644,116
1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (b)	103,646
5,545,783	Towd Point Asset Trust, Series 21-SL1, Class A1, 144A, 1.05%, due 11/20/61	5,431,914
7,500,000	Towd Point Asset Trust, Series 21-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 4.82%, due 11/20/61	7,447,265

18,941,000	Towd Point Asset Trust, Series 21-SL1, Class C, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.51%, 5.17%, due 11/20/61	18,720,498

	Total Student Loans - Private	161,911,111

	Total Asset-Backed Securities	919,318,897

	U.S. Government — 12.8%
6,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.97%, due 07/31/27	6,909,707

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued
153,150,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 01/31/28 (c)	153,287,281

2,400,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28	2,399,865

	Total U.S. Government	162,596,853

	U.S. Government Agency — 2.7%
13,800,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 09/01/41	13,933,176
7,000,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 09/01/56	5,708,837

14,500,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/56	14,657,581

	Total U.S. Government Agency	34,299,594

	TOTAL DEBT OBLIGATIONS (COST $1,208,354,840)	1,116,215,344

	INVESTMENT FUNDS — 1.7%

	United States — 1.7%
2,323,242	GMO U.S. Treasury Fund, Class VI (d)	11,616,211

199,600	GMO Ultra-Short Income ETF (d)	9,994,970

	Total United States	21,611,181

	TOTAL INVESTMENT FUNDS (COST $21,710,407)	21,611,181

	SHORT-TERM INVESTMENTS — 11.8%

	Money Market Funds — 0.0%
494,295	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (e)	494,295

	Repurchase Agreements — 11.8%
150,041,185	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/26 maturing on 09/01/26 with a maturity value of $150,056,439 and an effective yield of 3.66%, collateralized by a U.S. Treasury Note with maturity date 03/31/29 and a market value of $153,046,048.	150,041,185

	TOTAL SHORT-TERM INVESTMENTS (COST $150,535,480)	150,535,480

33	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options – Calls — 0.0%
iShares 20+ Year Treasury Bond ETF	86.00	09/18/26	820	USD 6,766,640	5,740

iShares 7-10 Year Treasury Bond ETF	95.00	09/18/26	410	USD 3,802,340	1,230

		Total Equity Options – Calls			6,970

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Options on Interest Rate Swaps - Calls — 0.0%
2 Year Interest Rate Swap	BOA	4.13%	01/28/27	USD 33,630,000	USD-SOFR-OIS Compound	Receive	106,969

	TOTAL PURCHASED OPTIONS (COST $348,063)						113,939

	TOTAL INVESTMENTS — 101.2% (Cost $1,380,948,790)						1,288,475,944

Par Value†	Description	Value ($)

	SECURITIES SOLD SHORT — (0.8)%

	DEBT OBLIGATIONS — (0.8)%

	U.S. Government Agency — (0.8)%
(10,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/56	(10,617,392)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $10,641,094)	(10,617,392)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $10,641,094)	(10,617,392)

	Other Assets and Liabilities (net) — (0.4)%	(5,194,236)

	TOTAL NET ASSETS — 100.0%	$1,272,664,316

See accompanying notes to the financial statements.	34

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation)($)
10/30/2026	DB	EUR 6,006,000	USD 7,015,176	23,194
10/30/2026	DB	USD 2,727,345	EUR 2,335,000	(9,017)

				$14,177

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
785	U.S. Treasury Note 10 Yr. (CBT)	December 2026	84,510,156	(385,069)
1,199	U.S. Treasury Note 2 Yr. (CBT)	December 2026	246,076,017	(480,486)
142	U.S. Treasury Note 5 Yr. (CBT)	December 2026	15,009,844	(40,078)
147	U.S. Treasury Ultra 10 Yr. (CBT)	December 2026	16,085,016	(54,206)

			$361,681,033	$(959,839)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
134	BBG U.S. Corporate Investment Grade Duration-Hedged Index Futures	September 2026	15,172,150	17,925
6	U.S. Ultra Bond (CBT)	December 2026	660,188	5,615

			$15,832,338	$23,540

+ Buys - Fund is long the futures contract.

  Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
Equity Options – Calls
iShares iBoxx USD Investment Grade Corporate Bond ETF	109.00	09/18/26	(1,261)	USD (13,393,081)	(1,261)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Interest Rate Swaps - Calls
2 Year Interest Rate Swap	BOA	3.78%	01/28/27	USD (67,260,000)	USD-SOFR-OIS Compound	Receive	(88,481)

					TOTAL WRITTEN OPTIONS (Premiums $344,532)		$(89,742)

35	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.FINSR.45	EUR	104,424,000	1.00%	0.54%	N/A	06/20/2031	Quarterly	(2,456,955)	(2,500,226)	(43,271)
ITRAXX.EUR.42	EUR	47,150,000	1.00%	0.35%	N/A	12/20/2029	Quarterly	(881,120)	(1,134,609)	(253,489)
ITRAXX.XO.44	EUR	10,290,000	5.00%	2.17%	N/A	12/20/2030	Quarterly	(1,331,031)	(1,285,582)	45,449
CDX.NA.IG.46	USD	157,750,000	1.00%	0.50%	N/A	06/20/2031	Quarterly	(2,839,246)	(3,380,740)	(541,494)
Sell Protection^:
CDX.NA.IG.46	USD	12,967,000	1.00%	0.91%	12,967,000 USD	06/20/2036	Quarterly	95,329	90,808	(4,521)

								$(7,413,023)	$(8,210,349)	$(797,326)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.43	GS	USD	11,900,000	5.00%	1.73%	N/A	12/20/2029	Quarterly	(896,533)	(1,195,026)	(298,493)
ITRAXX.EUR.44	BOA	EUR	1,690,000	1.00%	5.69%	N/A	12/20/2030	Quarterly	403,818	342,647	(61,171)
ITRAXX.EUR.44	BOA	EUR	3,705,000	1.00%	1.33%	N/A	12/20/2030	Quarterly	96,205	56,422	(39,783)
CMBX.NA.A.7	CGMI	USD	230,477	2.00%	126.40%	N/A	01/17/2047	Monthly	14,474	37,275	22,801
CMBX.NA.A.7	CGMI	USD	1,623,079	2.00%	126.40%	N/A	01/17/2047	Monthly	96,370	262,503	166,133
CMBX.NA.A.7	GS	USD	460,954	2.00%	126.40%	N/A	01/17/2047	Monthly	25,378	74,551	49,173
CMBX.NA.AS.7	BOA	USD	169,389	1.00%	1.90%	N/A	01/17/2047	Monthly	1,780	106	(1,674)
CMBX.NA.AS.7	DB	USD	286,062	1.00%	1.90%	N/A	01/17/2047	Monthly	(4,508)	179	4,687
CMBX.NA.AS.7	DB	USD	627,088	1.00%	1.90%	N/A	01/17/2047	Monthly	7,421	392	(7,029)
CMBX.NA.AS.7	GS	USD	165,441	1.00%	1.90%	N/A	01/17/2047	Monthly	4,242	103	(4,139)
CMBX.NA.AS.7	MORD	USD	498,955	1.00%	1.90%	N/A	01/17/2047	Monthly	7,737	312	(7,425)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	1.79%	N/A	11/18/2054	Monthly	(6,041)	12,092	18,133
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.79%	N/A	11/18/2054	Monthly	(63,740)	13,984	77,724
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.79%	N/A	11/18/2054	Monthly	(67,279)	13,980	81,259
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.79%	N/A	11/18/2054	Monthly	(61,371)	13,980	75,351
CMBX.NA.BBB-.11	CGMI	USD	2,167,000	3.00%	12.99%	N/A	11/18/2054	Monthly	331,822	222,795	(109,027)
CMBX.NA.BBB-.11	GS	USD	9,940,000	3.00%	12.99%	N/A	11/18/2054	Monthly	1,289,094	1,021,956	(267,138)
CMBX.NA.A.8	CGMI	USD	1,835,185	2.00%	48.12%	N/A	10/17/2057	Monthly	96,347	156,174	59,827
CMBX.NA.A.8	GS	USD	671,311	2.00%	48.12%	N/A	10/17/2057	Monthly	11,338	57,129	45,791
CMBX.NA.A.8	MORD	USD	734,074	2.00%	48.12%	N/A	10/17/2057	Monthly	39,456	62,470	23,014
CMBX.NA.BBB-.18	GS	USD	5,156,000	3.00%	6.05%	N/A	12/17/2057	Monthly	331,918	398,849	66,931
CMBX.NA.BBB-.18	GS	USD	8,160,000	3.00%	6.05%	N/A	12/17/2057	Monthly	633,175	631,227	(1,948)
CMBX.NA.BBB-.18	MSCI	USD	5,156,000	3.00%	6.05%	N/A	12/17/2057	Monthly	360,920	398,849	37,929
CMBX.NA.BBB-.9	MORD	USD	2,682,615	3.00%	175.38%	N/A	09/17/2058	Monthly	306,558	816,521	509,963
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	1.74%	N/A	08/17/2061	Monthly	(61,732)	30,384	92,116
CMBX.NA.AA.6	GS	USD	486,845	1.50%	128.58%	N/A	05/11/2063	Monthly	3,611	56,772	53,161
CMBX.NA.BBB-.6	CGMI	USD	1,188,638	3.00%	85.45%	N/A	05/11/2063	Monthly	377,492	307,496	(69,996)

See accompanying notes to the financial statements.	36

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.BBB-.6	GS	USD	1,134,685	3.00%	85.45%	N/A	05/11/2063	Monthly	160,274	293,539	133,265
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	3.08%	N/A	11/18/2064	Monthly	600,000	216,588	(383,412)
CMBX.NA.A.15	MORD	USD	3,000,000	2.00%	3.08%	N/A	11/18/2064	Monthly	287,104	129,953	(157,151)
CMBX.NA.A.15	MSCI	USD	4,560,000	2.00%	3.08%	N/A	11/18/2064	Monthly	272,101	197,528	(74,573)
CMBX.NA.BBB-.15	CGMI	USD	5,000,000	3.00%	6.57%	N/A	11/18/2064	Monthly	796,875	665,625	(131,250)
CMBX.NA.BBB-.15	GS	USD	5,000,000	3.00%	6.57%	N/A	11/18/2064	Monthly	787,500	665,625	(121,875)
CMBX.NA.BBB-.15	MSCI	USD	5,000,000	3.00%	6.57%	N/A	11/18/2064	Monthly	718,500	665,625	(52,875)
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	3.23%	N/A	12/16/2072	Monthly	349,769	109,133	(240,636)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	1.86%	N/A	12/16/2072	Monthly	147,237	19,904	(127,333)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	1.86%	N/A	12/16/2072	Monthly	138,948	29,856	(109,092)
CMBX.NA.BBB-.14	CGMI	USD	3,933,500	3.00%	7.74%	N/A	12/16/2072	Monthly	1,111,214	570,357	(540,857)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	7.74%	N/A	12/16/2072	Monthly	340,000	197,200	(142,800)
Sell Protection^:
CDX.NA.HY.43	GS	USD	18,250,000	5.00%	0.66%	18,250,000 USD	12/20/2029	Quarterly	2,749,160	2,458,045	(291,115)
CDX.NA.HY.43	MSCI	USD	3,967,000	5.00%	0.66%	3,967,000 USD	12/20/2029	Quarterly	595,601	534,305	(61,296)
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	0.66%	3,060,000 USD	12/20/2029	Quarterly	288,677	412,143	123,466
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	1.73%	3,060,000 USD	12/20/2029	Quarterly	(161,755)	307,292	469,047
ITRAXX.EUR.42	BOA	EUR	78,580,000	1.00%	0.17%	78,580,000 EUR	12/20/2029	Quarterly	2,735,206	2,419,155	(316,051)
CDX.NA.HY.45	JPM	USD	14,673,746	5.00%	0.34%	14,673,746 USD	12/20/2030	Quarterly	2,759,398	2,619,808	(139,590)
ITRAXX.EUR.44	BOA	EUR	39,500,000	1.00%	0.25%	39,500,000 EUR	12/20/2030	Quarterly	1,589,343	1,406,083	(183,260)
ITRAXX.XO.44	BNP	EUR	23,390,000	5.00%	0.45%	23,390,000 EUR	12/20/2030	Quarterly	5,444,057	4,854,570	(589,487)
CMBX.NA.AA.7	CITI	USD	569,424	1.50%	30.69%	569,424 USD	01/17/2047	Monthly	(17,655)	(39,194)	(21,539)
CMBX.NA.BBB-.17	MSCI	USD	3,747,000	3.00%	6.08%	3,747,000 USD	12/15/2056	Monthly	(497,648)	(547,999)	(50,351)
CMBX.NA.AAA.10	GS	USD	2,917,268	0.50%	0.11%	2,917,268 USD	11/17/2059	Monthly	26,681	1,646	(25,035)
CMBX.NA.AAA.15	CGMI	USD	9,971,392	0.50%	0.42%	9,971,392 USD	11/18/2064	Monthly	(372,040)	31,761	403,801
CMBX.NA.AAA.15	GS	USD	2,816,918	0.50%	0.42%	2,816,918 USD	11/18/2064	Monthly	(43,340)	8,973	52,313
CMBX.NA.AAA.15	MSCI	USD	9,093,909	0.50%	0.42%	9,093,909 USD	11/18/2064	Monthly	(131,365)	28,966	160,331

									$23,951,794	$22,050,609	$(1,901,185)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

37	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3.89%	USD-SOFR-OIS COMPOUND	USD 26,000,000	11/30/2030	Annually	$10,200	$332,738	$322,538

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(d)	Affiliated company (Note 10).

(e)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 40.

See accompanying notes to the financial statements.	38

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.8%

	Money Market Funds — 0.2%
804,874	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 3.58% (a)	804,874

	Repurchase Agreements — 36.3%
22,100,351	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/26 maturing on 09/01/26 with a maturity value of $22,102,561 and an effective yield of 3.60%, collateralized by a U.S. Treasury Note with maturity date 02/15/28 and a market value of $22,569,399.	22,100,351
115,007,900	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/26 maturing on 09/01/26 with a maturity value of $115,019,592 and an effective yield of 3.66%, collateralized by a U.S. Treasury Note with maturity date 02/15/28 and a market value of $117,298,969.	115,007,900

	Total Repurchase Agreements	137,108,251

	U.S. Government Agency — 0.2%
1,000,000	Federal Home Loan Bank Discount Notes, 0.00%, due 09/30/26	996,989

	U.S. Government — 63.1%
17,036,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 04/30/28	17,048,796
38,848,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 01/31/28	38,882,823
11,180,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28	11,179,371
7,663,508	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	7,639,145
12,427,000	U.S. Treasury Notes, 4.25%, due 11/30/26	12,437,582
12,415,000	U.S. Treasury Notes, 4.25%, due 12/31/26	12,427,932
17,211,000	U.S. Treasury Notes, 4.13%, due 01/31/27	17,220,076
17,654,000	U.S. Treasury Notes, 1.88%, due 02/28/27	17,471,995
17,494,000	U.S. Treasury Notes, 3.88%, due 05/31/27	17,460,060
17,285,000	U.S. Treasury Notes, 3.88%, due 07/31/27	17,232,200
17,407,000	U.S. Treasury Notes, 3.63%, due 08/31/27	17,308,270
17,658,000	U.S. Treasury Notes, 3.38%, due 11/30/27	17,463,486
17,722,000	U.S. Treasury Notes, 3.38%, due 12/31/27	17,511,551

Par Value†	Description	Value ($)

	U.S. Government — continued
17,540,000	U.S. Treasury Notes, 3.38%, due 02/29/28	17,305,677

	Total U.S. Government	238,588,964

	TOTAL SHORT-TERM INVESTMENTS (COST $377,953,112)	377,499,078

	TOTAL INVESTMENTS — 99.8% (Cost $377,953,112)	377,499,078

	Other Assets and Liabilities (net) — 0.2%	582,792

	TOTAL NET ASSETS — 100.0%	$378,081,870

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 40.

39	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2026 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BRL CDI - Brazilian Interbank Offered Rate denominated in Brazilian Real.

BUBOR - Budapest Interbank Offered Rate

CD - Certificate of Deposit

CDI - Certificado de Deposito Interbancario

CDO - Collateralized Debt Obligation

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

Colombian TES - Bonds issued by the Colombian Government

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

FBIL - Financial Benchmarks India PVT. LTD.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GDP - Gross Domestic Product

IO - Interest Only

JSC - Joint-Stock Company

KSDA - Korean Securities Dealers Association

LIBOR - London Interbank Offered Rate

MIBOR - Mumbai Interbank Offer Rate

MTA - Monthly Treasury Average Index

MTN - Medium Term Note

OIS - Overnight Indexed Swaps

OMO - Open Market Operations

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SHIR - Shekel Overnight Interest Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2026.

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

TONA - Tokyo Overnight Average Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

WIBOR - Warsaw Interbank Offered Rate

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2026, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BNP - BNP Paribas

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSBNA - Morgan Stanley Bank, N.A.

MSCI - Morgan Stanley & Co.

International PLC

SSB - State Street Bank and Trust

Company

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

DOP - Dominican Republic Peso

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

KZT - Kazakhstani Tenge

MXN - Mexican Peso

NGN - Nigerian Naira

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

PYG - Paraguayan Guarani

RON - Romanian New Leu

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan New Dollar

UGX - Ugandan Shilling

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

See accompanying notes to the financial statements.	40

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	Emerging Country Debt Shares Fund	Emerging Markets Debt Total Return Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$19,833,115	$40,034,301	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	11,610,533	2,090,798,184	16,011	104,267,559
Repurchase agreements, at value (Note 2)(c)	108,999,809	63,213,567	—	3,195,200
Foreign currency, at value (Note 2)(d)	—	1,591	—	—
Cash	28	—	—	—
Receivable for investments sold	—	8,472,461	—	—
Receivable for Fund shares sold	—	—	36,149	—
Dividends and interest receivable	53,140	32,363,817	223	936,147
Interest withholding tax receivable	—	—	—	7,445
Unrealized appreciation on open forward currency contracts (Note 4)	—	1,180,475	—	586,800
Receivable for variation margin on open cleared swap contracts (Note 4)	—	340,644	—	9,921
Due from broker (Note 2)	—	14,674,905	—	1,090,370
Receivable for open OTC swap contracts (Note 4)	—	414,618	—	—
Interest receivable for open OTC swap contracts (Note 4)	—	338,735	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	16,006	—	29,094	16,598

Total assets	120,679,516	2,231,632,112	40,115,778	110,110,040

Liabilities:
Investments sold short, at value (Note 2)(e)	—	3,186,990	—	3,085,676
Due to custodian	—	5,345,294	—	10,305
Payable for investments purchased	—	—	—	2,588,486
Accrued foreign capital gains tax payable (Note 2)	—	—	—	633
Payable to affiliate for (Note 5):
Management fee	25,687	640,438	11,640	38,496
Shareholder service fee	5,652	208,954	4,989	8,555
Payable for variation margin on open futures contracts (Note 4)	466,995	—	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	3,551,420	—	265,573
Interest payable for open OTC swap contracts (Note 4)	—	595,611	—	—
Unrealized depreciation on open bond forward contracts (Note 4)	—	—	—	50,082
Payable for open OTC swap contracts (Note 4)	—	2,446,992	—	—
Payable for reverse repurchase agreements (Note 2)	—	48,594,500	—	2,779,699
Payable to Trustees and related expenses	5	34,178	—	508
Interest and dividend payable for short sales	—	17,366	—	99,896
Accrued expenses	128,571	869,969	39,273	81,559

Total liabilities	626,910	65,491,712	55,902	9,009,468

Commitments and contingent liabilities (Note 5)

Net assets	$120,052,606	$2,166,140,400	$40,059,876	$101,100,572

(a) Cost of investments – affiliated issuers:	$—	$9,300,000	$38,227,604	$—
(b) Cost of investments – unaffiliated issuers:	$11,600,410	$2,198,604,957	$16,011	$104,439,856
(c) Cost of investments – repurchase agreements:	$108,999,809	$63,213,567	$—	$3,195,200
(d) Cost of foreign currency:	$—	$1,095	$—	$—
(e) Proceeds from securities sold short:	$—	$3,162,000	$—	$3,105,000

41	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	Emerging Country Debt Shares Fund	Emerging Markets Debt Total Return Fund
Net assets consist of:
Paid-in capital	$180,988,466	$3,050,457,403	$38,090,724	$100,405,922
Distributable earnings (accumulated loss)	(60,935,860)	(884,317,003)	1,969,152	694,650

	$120,052,606	$2,166,140,400	$40,059,876	$101,100,572

Net assets attributable to:

Class III	$—	$719,336,890	$—	$—

Class IV	$—	$1,337,140,085	$—	$101,100,572

Class VI	$120,052,606	$109,663,425	$—	$—

Class I	$—	$—	$40,059,876	$—

Shares outstanding:

Class III	—	29,101,445	—	—

Class IV	—	54,221,118	—	5,020,296

Class VI	6,935,482	4,448,125	—	—

Class I	—	—	1,874,196	—

Net asset value per share:

Class III	$—	$24.72	$—	$—

Class IV	$—	$24.66	$—	$20.14

Class VI	$17.31	$24.65	$—	$—

Class I	$—	$—	$21.37	$—

See accompanying notes to the financial statements.	42

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$21,611,181	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	54,600,100	1,116,823,578	240,390,827
Repurchase agreements, at value (Note 2)(c)	77,007,056	150,041,185	137,108,251
Foreign currency, at value (Note 2)(d)	—	21,403	—
Cash	—	799,747	165,577
Receivable for investments sold	—	10,607,430	—
Receivable for Fund shares sold	—	717,556	112,000
Receivable for closed swap contracts (Note 4)	—	927,385	—
Dividends and interest receivable	693,033	5,369,822	1,025,054
Unrealized appreciation on open forward currency contracts (Note 4)	—	23,194	—
Receivable for variation margin on open cleared swap contracts (Note 4)	8,738	18,513	—
Due from broker (Note 2)	303	—	—
Receivable for open OTC swap contracts (Note 4)	338,004	23,832,828	—
Interest receivable for open OTC swap contracts (Note 4)	—	967,182	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	25,881	43,202	16,224

Total assets	132,673,115	1,331,804,206	378,817,933

Liabilities:
Investments sold short, at value (Note 2)(e)	—	10,617,392	—
Due to broker (Note 2)	—	75,039	—
Payable for investments purchased	—	42,207,713	—
Payable for Fund shares repurchased	—	678,689	—
Payable to affiliate for (Note 5):
Management fee	39,147	430,938	26,211
Shareholder service fee	6,217	144,972	—
Payable for variation margin on open futures contracts (Note 4)	17,211	246,126	—
Payable for closed swap contracts (Note 4)	—	919,575	—
Dividends payable	—	1,191,409	538,988
Unrealized depreciation on open forward currency contracts (Note 4)	—	9,017	—
Interest payable for open OTC swap contracts (Note 4)	357,310	179,447	—
Payable for open OTC swap contracts (Note 4)	—	1,782,219	—
Payable to Trustees and related expenses	2,015	19,340	6,627
Written options outstanding, at value (Note 4)(f)	—	89,742	—
Accrued expenses	162,236	548,272	164,237

Total liabilities	584,136	59,139,890	736,063

Net assets	$132,088,979	$1,272,664,316	$378,081,870

(a) Cost of investments – affiliated issuers:	$—	$21,710,407	$—
(b) Cost of investments – unaffiliated issuers:	$54,697,225	$1,209,197,198	$240,844,861
(c) Cost of investments – repurchase agreements:	$77,007,056	$150,041,185	$137,108,251
(d) Cost of foreign currency:	$—	$21,403	$—
(e) Proceeds from securities sold short:	$—	$10,641,094	$—
(f) Premiums on written options:	$—	$344,532	$—

43	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:
Paid-in capital	$137,496,276	$1,433,808,078	$379,488,243
Distributable earnings (accumulated loss)	(5,407,297)	(161,143,762)	(1,406,373)

	$132,088,979	$1,272,664,316	$378,081,870

Net assets attributable to:

Class III	$—	$94,356,158	$—

Class VI	$131,294,013	$208,772,011	$378,081,870

Class R6	$—	$570,199,946	$—

Class I	$794,966	$399,336,201	$—

Shares outstanding:

Class III	—	3,922,072	—

Class VI	7,532,162	8,677,779	75,580,952

Class R6	—	23,803,299	—

Class I	45,752	16,636,491	—

Net asset value per share:

Class III	$—	$24.06	$—

Class VI	$17.43	$24.06	$5.00

Class R6	$—	$23.95	$—

Class I	$17.38	$24.00	$—

See accompanying notes to the financial statements.	44

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2026 (Unaudited)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	Emerging Country Debt Shares Fund	Emerging Markets Debt Total Return Fund*
Investment income:
Interest	$2,094,664	$79,511,303	$—	$804,014
Dividends from unaffiliated issuers	43,052	53,854	1,580	7,195
Other income	—	1,557	—	—

Total investment income	2,137,716	79,566,714	1,580	811,209

Expenses:
Management fee (Note 5)	145,741	4,034,443	81,224	58,257
Shareholder service fee – Class III (Note 5)	—	564,760	—	—
Shareholder service fee – Class IV (Note 5)	—	718,948	—	12,946
Shareholder service fee – Class VI (Note 5)	32,063	31,484	—	—
Shareholder service fee – Class I (Note 5)	—	—	34,810	—
Organizational expenses	—	—	—	45,460
Audit and tax fees	63,941	108,523	10,844	19,840
Custodian, fund accounting, administration and transfer agent fees	24,095	244,158	43,548	11,022
Legal fees	2,410	35,667	348	1,665
Registration fees	731	20,094	4,530	3,992
Trustees’ fees and related expenses (Note 5)	2,581	79,178	771	600
Interest expense (Note 2)	—	590,782	—	1,543
Miscellaneous	581	21,305	776	1,605

Total expenses	272,143	6,449,342	176,851	156,930
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(78,483)	—	(27,867)	(70,638)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(81,017)	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	—	(34,722)	—

Net expenses	193,660	6,449,342	33,245	86,292

Net investment income (loss)	1,944,056	73,117,372	(31,665)	724,917

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,863	34,672,070	—	(1,663)
Investments in affiliated issuers	—	—	194,120	—
Bond forward contracts	—	—	—	17,507
Futures contracts	(9,586,434)	—	—	—
Swap contracts	(1,616,896)	1,076,979	—	(44,001)
Forward currency contracts	(51,345)	2,654,916	—	(129,000)
Foreign currency and foreign currency related transactions	2,565	(602,627)	—	(1,045)

Net realized gain (loss)	(11,249,247)	37,801,338 **	194,120	(158,202)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(a)	1,577	(21,655,804)	—	(172,930)
Investments in affiliated issuers	—	3,990,044	1,320,385	—
Investments in securities sold short	—	71,084	—	19,324
Bond forward contracts	—	—	—	(50,082)
Futures contracts	(2,321,236)	—	—	—
Swap contracts	—	(1,821,587)	—	468
Forward currency contracts	—	(893,094)	—	321,227
Foreign currency and foreign currency related transactions	—	(53,541)	—	9,928

Net change in unrealized appreciation (depreciation)	(2,319,659)	(20,362,898)	1,320,385	127,935

Net realized and unrealized gain (loss)	(13,568,906)	17,438,440	1,514,505	(30,267)

Net increase (decrease) in net assets resulting from operations	$(11,624,850)	$90,555,812	$1,482,840	$694,650

(a) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$—	$633

*	Period from July 15, 2026 (commencement of operations) through August 31, 2026.
**	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

45	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2026 (Unaudited) — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Investment income:
Interest	$2,232,537	$34,834,378	$7,214,029
Dividends from unaffiliated issuers	541,845	78,509	3,885
Dividends from affiliated issuers (Note 10)	—	383,503	—

Total investment income	2,774,382	35,296,390	7,217,914

Expenses:
Management fee (Note 5)	235,463	2,554,960	148,095
Shareholder service fee – Class III (Note 5)	—	76,964	—
Shareholder service fee – Class VI (Note 5)	36,772	55,454	—
Shareholder service fee – Class R6 (Note 5)	—	417,578	—
Shareholder service fee – Class I (Note 5)	626	312,330	—
Audit and tax fees	54,158	86,169	27,177
Custodian, fund accounting, administration and transfer agent fees	43,207	360,514	55,165
Legal fees	3,563	16,232	6,486
Registration fees	11,024	44,191	1,471
Trustees’ fees and related expenses (Note 5)	4,503	42,178	12,570
Miscellaneous	5,597	37,825	1,352

Total expenses	394,913	4,004,395	252,316
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(154,204)	(197,609)	(89,466)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(12,071)	—

Net expenses	240,709	3,794,715	162,850

Net investment income (loss)	2,533,673	31,501,675	7,055,064

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(553,154)	2,745,334	(17,092)
Investments in securities sold short	—	598,984	—
Futures contracts	(477,617)	(6,366,219)	—
Written options	—	348,892	—
Swap contracts	428,579	(197,365)	—
Forward currency contracts	841,393	171,279	—
Foreign currency and foreign currency related transactions	(36,217)	1,793	—

Net realized gain (loss)	202,984	(2,697,302)	(17,092)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(538,998)	(20,341,930)	(677,081)
Investments in affiliated issuers	—	(36,156)	—
Investments in securities sold short	—	301,641	—
Futures contracts	(118,932)	(1,453,535)	—
Written options	—	250,256	—
Swap contracts	643,375	(1,662,912)	—
Forward currency contracts	(19,795)	(40,090)	—
Foreign currency and foreign currency related transactions	—	(22,666)	—

Net change in unrealized appreciation (depreciation)	(34,350)	(23,005,392)	(677,081)

Net realized and unrealized gain (loss)	168,634	(25,702,694)	(694,173)

Net increase (decrease) in net assets resulting from operations	$2,702,307	$5,798,981	$6,360,891

See accompanying notes to the financial statements.	46

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Emerging Country Debt Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,944,056	$1,668,931	$73,117,372	$172,990,081

Net realized gain (loss)	(11,249,247)	2,115,141	37,801,338	(14,442,635)

Change in net unrealized appreciation (depreciation)	(2,319,659)	215,379	(20,362,898)	330,362,342

Net increase (decrease) in net assets from operations	(11,624,850)	3,999,451	90,555,812	488,909,788

Distributions to shareholders:

Class III	—	—	—	(56,579,036)

Class IV	—	—	—	(80,498,457)

Class VI	(494,254)	(1,252,994)	—	(7,683,046)

Total distributions	(494,254)	(1,252,994)	—	(144,760,539)

Net share transactions (Note 9):

Class III	—	—	(84,805,461)	(285,342,422)

Class IV	—	—	(287,321,584)	130,522,146

Class VI	26,214,253	61,832,116	(6,794,934)	(73,779,905)

Increase (decrease) in net assets resulting from net share transactions	26,214,253	61,832,116	(378,921,979)	(228,600,181)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	479,362	1,118,431

Class IV	—	—	881,953	1,683,644

Class VI	—	—	74,687	178,249

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	—	1,436,002	2,980,324

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	26,214,253	61,832,116	(377,485,977)	(225,619,857)

Total increase (decrease) in net assets	14,095,149	64,578,573	(286,930,165)	118,529,392

Net assets:

Beginning of period	105,957,457	41,378,884	2,453,070,565	2,334,541,173

End of period	$120,052,606	$105,957,457	$2,166,140,400	$2,453,070,565

47	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Country Debt Shares Fund		Emerging Markets Debt Total Return Fund

	Six Months Ended August 31, 2026 (Unaudited)	Period from January 13, 2026 (commencement of operations) through February 28, 2026	Period from July 15, 2026 (commencement of operations) through August 31, 2026 (Unaudited)

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$(31,665)	$(4,454)	$724,917

Net realized gain (loss)	194,120	952	(158,202)

Change in net unrealized appreciation (depreciation)	1,320,385	486,312	127,935

Net increase (decrease) in net assets from operations	1,482,840	482,810	694,650

Net share transactions (Note 9):

Class IV	—	—	100,405,922

Class I	12,011,239	26,082,987	—

Increase (decrease) in net assets resulting from net share transactions	12,011,239	26,082,987	100,405,922

Total increase (decrease) in net assets	13,494,079	26,565,797	101,100,572

Net assets:

Beginning of period	26,565,797	—	—

End of period	$40,059,876	$26,565,797	$101,100,572

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	High Yield Fund		Opportunistic Income Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,533,673	$5,169,047	$31,501,675	$68,355,977

Net realized gain (loss)	202,984	5,377,022	(2,697,302)	2,678,850

Change in net unrealized appreciation (depreciation)	(34,350)	(541,976)	(23,005,392)	819,139

Net increase (decrease) in net assets from operations	2,702,307	10,004,093	5,798,981	71,853,966

Distributions to shareholders:

Class III	—	—	(2,833,078)	(5,512,272)

Class VI	(1,909,908)	(6,800,442)	(5,654,821)	(6,965,285)

Class R6	—	—	(15,359,065)	(16,938,239)

Class I	(11,976)	(39,940)	(11,171,660)	(34,813,985)

Total distributions	(1,921,884)	(6,840,382)	(35,018,624)	(64,229,781)

Net share transactions (Note 9):

Class III	—	—	(9,048,382)	(13,704,289)

Class VI	(5,430,644)	(639,650)	17,126,318	36,657,408

Class R6	—	—	44,103,032	217,978,750

Class I	(116,347)	149,560	(9,245,606)	(479,478,783)

Increase (decrease) in net assets resulting from net share transactions	(5,546,991)	(490,090)	42,935,362	(238,546,914)

Total increase (decrease) in net assets	(4,766,568)	2,673,621	13,715,719	(230,922,729)

Net assets:

Beginning of period	136,855,547	134,181,926	1,258,948,597	1,489,871,326

End of period	$132,088,979	$136,855,547	$1,272,664,316	$1,258,948,597

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Treasury Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$7,055,064	$16,526,916

Net realized gain (loss)	(17,092)	624,214

Change in net unrealized appreciation (depreciation)	(677,081)	(431,711)

Net increase (decrease) in net assets from operations	6,360,891	16,719,419

Distributions to shareholders:

Class VI	(7,053,541)	(16,463,763)

Total distributions	(7,053,541)	(16,463,763)

Net share transactions (Note 9):

Class VI	23,128,649	45,464,517

Increase (decrease) in net assets resulting from net share transactions	23,128,649	45,464,517

Total increase (decrease) in net assets	22,435,999	45,720,173

Net assets:

Beginning of period	355,645,871	309,925,698

End of period	$378,081,870	$355,645,871

See accompanying notes to the financial statements.	50

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class VI Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025	2024	2023	2022

Net asset value, beginning of period	$19.31		$18.80	$19.52	$20.37	$23.52	$23.88

Income (loss) from investment operations: Net investment income (loss)(a)†	0.30		0.70	0.86	0.92	0.40	0.39

Net realized and unrealized gain (loss)	(2.23)		0.31	(0.67)	(0.71)	(3.40)	(0.31)

Total from investment operations	(1.93)		1.01	0.19	0.21	(3.00)	0.08

Less distributions to shareholders:

From net investment income	(0.07)		(0.50)	(0.91)	(1.06)	(0.15)	(0.44)

Total distributions	(0.07)		(0.50)	(0.91)	(1.06)	(0.15)	(0.44)

Net asset value, end of period	$17.31		$19.31	$18.80	$19.52	$20.37	$23.52

Total Return(b)	(9.99	)%**	5.49%	1.22%	0.88%	(12.81)%	0.26%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$120,053		$105,957	$41,379	$40,227	$20,131	$37,997

Net expenses to average daily net assets(c)	0.33	%*	0.36%	0.37%	0.35%	0.32%	0.31%

Net investment income (loss) to average daily net assets(a)	3.33	%*	3.73%	4.48%	4.61%	1.88%	1.60%

Portfolio turnover rate(d)	36	%**	95%	84%	0%	95%	209%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%*	0.29%	0.28%	0.39%	0.61%	0.17	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	N/A	96%	206%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

51	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025	2024		2023		2022

Net asset value, beginning of period	$23.76		$20.56	$18.90	$17.71		$21.34		$25.54

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.77		1.59	1.40	1.27		1.28		1.42

Net realized and unrealized gain (loss)	0.19		3.02	1.61	1.82		(2.52)		(3.16)

Total from investment operations	0.96		4.61	3.01	3.09		(1.24)		(1.74)

Less distributions to shareholders:

From net investment income	—		(1.41)	(1.35)	(1.90)		(2.39)		(1.82)

From net realized gains	—		—	—	—		—		(0.64)

Total distributions	—		(1.41)	(1.35)	(1.90)		(2.39)		(2.46)

Net asset value, end of period	$24.72		$23.76	$20.56	$18.90		$17.71		$21.34

Total Return(b)	4.04	%**	23.05%	16.21%	18.14%		(5.52)%		(7.83)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$719,337		$774,251	$928,858	$1,085,552		$1,222,989		$942,565

Net operating expenses to average daily net assets(c)	0.54	%*	0.54%	0.54%	0.54%		0.54%		0.53%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.05	%*	0.08%	0.06%	0.04%		0.00	%(e)	—

Total net expenses to average daily net assets(c)	0.59	%*	0.62%	0.60%	0.58%		0.54%		0.53%

Net investment income (loss) to average daily net assets(a)	6.29	%*	7.34%	6.98%	6.96%		6.75%		5.62%

Portfolio turnover rate(f)	11	%**	41%	35%	20%		32%		34%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	—	0.00	%(e) (g)	—		0.00	%(e) (g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.03	$0.02	$0.04		$0.02		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	20%	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	52

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class IV Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025	2024		2023		2022

Net asset value, beginning of period	$23.70		$20.52	$18.86	$17.67		$21.30		$25.50

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.79		1.60	1.41	1.27		1.28		1.41

Net realized and unrealized gain (loss)	0.17		3.00	1.62	1.82		(2.51)		(3.14)

Total from investment operations	0.96		4.60	3.03	3.09		(1.23)		(1.73)

Less distributions to shareholders:

From net investment income	—		(1.42)	(1.37)	(1.90)		(2.40)		(1.83)

From net realized gains	—		—	—	—		—		(0.64)

Total distributions	—		(1.42)	(1.37)	(1.90)		(2.40)		(2.47)

Net asset value, end of period	$24.66		$23.70	$20.52	$18.86		$17.67		$21.30

Total Return(b)	4.05	%**	23.06%	16.34%	18.22%		(5.48)%		(7.82)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,337,140		$1,566,854	$1,242,784	$955,908		$1,170,559		$1,531,528

Net operating expenses to average daily net assets(c)	0.49	%*	0.49%	0.48%	0.49%		0.49%		0.48%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.05	%*	0.08%	0.07%	0.04%		0.00	%(e)	—

Total net expenses to average daily net assets(c)	0.54	%*	0.57%	0.55%	0.53%		0.49%		0.48%

Net investment income (loss) to average daily net assets(a)	6.51	%*	7.37%	7.03%	7.02%		6.78%		5.56%

Portfolio turnover rate(f)	11	%**	41%	35%	20%		32%		34%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	—	0.00	%(e) (g)	—		0.00	%(e) (g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03	$0.02	$0.03		$0.02		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	20%	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

53	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,						Period from July 29, 2021 (commencement of operations) through February 28,
	(Unaudited)		2026	2025	2024		2023		2022

Net asset value, beginning of period	$23.69		$20.50	$18.85	$17.66		$21.30		$25.89

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.56		1.60	1.41	1.28		1.27		0.77

Net realized and unrealized gain (loss)	0.40		3.02	1.61	1.82		(2.51)		(3.60)

Total from investment operations	0.96		4.62	3.02	3.10		(1.24)		(2.83)

Less distributions to shareholders:

From net investment income	—		(1.43)	(1.37)	(1.91)		(2.40)		(1.55)

From net realized gains	—		—	—	—		—		(0.21)

Total distributions	—		(1.43)	(1.37)	(1.91)		(2.40)		(1.76)

Net asset value, end of period	$24.65		$23.69	$20.50	$18.85		$17.66		$21.30

Total Return(b)	4.05	%**	23.17%	16.33%	18.27%		(5.49)%		(11.63	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$109,663		$111,965	$162,899	$236,087		$392,813		$1,255,123

Net operating expenses to average daily net assets(c)	0.45	%*	0.45%	0.44%	0.44%		0.44%		0.43	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.05	%*	0.08%	0.06%	0.04%		0.00	%(e)	—

Total net expenses to average daily net assets(c)	0.50	%*	0.53%	0.50%	0.48%		0.44%		0.43	%*

Net investment income (loss) to average daily net assets(a)	4.63	%*	7.44%	7.09%	7.06%		6.68%		5.35	%*

Portfolio turnover rate(f)	11	%**	41%	35%	20%		32%		34	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	—	0.00	%(e) (g)	—		0.00	%(e) (g) *

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.03	$0.02	$0.04		$0.02		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	20%	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	54

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT SHARES FUND

	Class I Shares

	Six Months Ended August 31, 2026 (Unaudited)		Period from January 13, 2026 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$20.66		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	(0.01)		(0.00	)(b)

Net realized and unrealized gain (loss)	0.72		0.66

Total from investment operations	0.71		0.66

Net asset value, end of period	$21.37		$20.66

Total Return(c)	3.44	%**	3.30	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$40,060		$26,566

Net expenses to average daily net assets(d)	0.14	%*	0.20	%*

Net investment income (loss) to average daily net assets(a)	(0.14	)%*	(0.18	)%*

Portfolio turnover rate	58	%**	0	%(e) **

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(f)	0.62	%*	2.30	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	The portfolio turnover rate was less than 1%.
(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

55	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

EMERGING MARKETS DEBT TOTAL RETURN FUND

	Class IV Shares

	Period from July 15, 2026 (commencement of operations) through August 31, 2026
	(Unaudited)

Net asset value, beginning of period	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.14

Net realized and unrealized gain (loss)	(0.00	)(b)

Total from investment operations	0.14

Net asset value, end of period	$20.14

Total Return(c)	0.70	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$101,101

Net operating expenses to average daily net assets(d)	0.65	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.01	%*

Total net expenses to average daily net assets(d)	0.66	%*

Net investment income (loss) to average daily net assets(a)	5.60	%*

Portfolio turnover rate	59	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.55	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	56

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025	2024	2023		2022

Net asset value, beginning of period	$17.34		$17.03	$17.79	$16.73	$18.61		$20.90

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.33		0.66	0.65	0.64	0.32		0.21

Net realized and unrealized gain (loss)	0.02		0.63	1.01	1.20	(0.87)		0.13

Total from investment operations	0.35		1.29	1.66	1.84	(0.55)		0.34

Less distributions to shareholders:

From net investment income	(0.26)		(0.98)	(2.42)	(0.78)	(1.30)		(0.68)

From net realized gains	—		—	—	—	(0.03)		(1.95)

Total distributions	(0.26)		(0.98)	(2.42)	(0.78)	(1.33)		(2.63)

Net asset value, end of period	$17.43		$17.34	$17.03	$17.79	$16.73		$18.61

Total Return(b)	2.02	%**	7.64%	9.95%	11.03%	(2.90)%		1.35%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$131,294		$135,947	$133,424	$159,413	$257,215		$84,586

Net operating expenses to average daily net assets(c)	0.36	%*	0.36%	0.46%	0.46%	0.46%		0.51%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—	—	—	0.00	%(e)	0.00	%(e)

Total net expenses to average daily net assets(c)	0.36	%*	0.36%	0.46%	0.46%	0.46%		0.51%

Net investment income (loss) to average daily net assets(a)	3.77	%*	3.80%	3.67%	3.70%	1.86%		1.05%

Portfolio turnover rate	92	%**	160%	115%	94%	31%		98%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.23	%*	0.21%	0.08%	0.06%	0.01%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

57	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2026		Year Ended February 28,		Period from April 13, 2023 (commencement of operations) through February 29,
	(Unaudited)		2026	2025	2024

Net asset value, beginning of period	$17.29		$17.00	$17.78	$17.15

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.32		0.64	0.59	0.54

Net realized and unrealized gain (loss)	0.03		0.63	1.04	0.86

Total from investment operations	0.35		1.27	1.63	1.40

Less distributions to shareholders:

From net investment income	(0.26)		(0.98)	(2.41)	(0.77)

Total distributions	(0.26)		(0.98)	(2.41)	(0.77)

Net asset value, end of period	$17.38		$17.29	$17.00	$17.78

Total Return(b)	2.01	%**	7.51%	9.75%	8.20	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$795		$908	$758	$92

Net expenses to average daily net assets(c)	0.45	%*	0.47%	0.65%	0.60	%*

Net investment income (loss) to average daily net assets(a)	3.67	%*	3.69%	3.42%	3.47	%*

Portfolio turnover rate	92	%**	160%	115%	94	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.32	%*	0.30%	1.37%	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	58

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class III Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,								Period from February 1, 2022 (commencement of operations through February 28,		Period from July 21, 2021 (commencement of operations) through December 28,
	(Unaudited)		2026		2025		2024		2023		2022		2021

Net asset value, beginning of period	$24.62		$24.45		$24.00		$24.11		$25.56		$25.66		$25.88

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.61		1.29		1.40		1.51		1.05		0.07		0.44

Net realized and unrealized gain (loss)	(0.50)		0.09		0.23		0.01		(1.23)		(0.17)		(0.33)

Total from investment operations	0.11		1.38		1.63		1.52		(0.18)		(0.10)		0.11

Less distributions to shareholders:

From net investment income	(0.67)		(1.21)		(1.18)		(1.63)		(0.90)		—		(0.42)

From net realized gains	—		—		—		—		(0.37)		—		—

Total distributions	(0.67)		(1.21)		(1.18)		(1.63)		(1.27)		—		(0.42)

Net asset value, end of period	$24.06		$24.62		$24.45		$24.00		$24.11		$25.56		$25.57

Total Return(b)	0.47	%**	5.78%		6.98%		6.44%		(0.66)%		(0.39	)%**	0.43	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$94,356		$105,772		$118,769		$69,589		$48,101		$12,281		$13,847

Net operating expenses to average daily net assets(c)	0.58	%*	0.58%		0.58%		0.57%		0.56%		0.70	%*	0.56	%*

Interest and/or dividend expenses to average daily net assets(d)	—		—		—		0.00	%(e)	0.00	%(e)	0.00	%(e) *	0.00	%(e) *

Total net expenses to average daily net assets(c)	0.58	%*	0.58%		0.58%		0.57%		0.56%		0.70	%*	0.56	%*

Net investment income (loss) to average daily net assets(a)	4.95	%*	5.30%		5.79%		6.19%		4.19%		3.92	%*	3.84	%*

Portfolio turnover rate(f)	99	%**	277%		277%		160%		73%		95	%**	95	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(g) *	0.02	%(g)	0.03	%(g)	0.04	%(g)	0.06%		0.08	%*	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	98%	274%	275%	159%	72%	94%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

59	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023		2022

Net asset value, beginning of period	$24.62		$24.45		$24.00		$24.10		$25.56		$25.84

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.62		1.31		1.43		1.52		1.11		0.81

Net realized and unrealized gain (loss)	(0.49)		0.09		0.22		0.03		(1.27)		(0.55)

Total from investment operations	0.13		1.40		1.65		1.55		(0.16)		0.26

Less distributions to shareholders:

From net investment income	(0.69)		(1.23)		(1.20)		(1.65)		(0.93)		(0.54)

From net realized gains	—		—		—		—		(0.37)		—

Total distributions	(0.69)		(1.23)		(1.20)		(1.65)		(1.30)		(0.54)

Net asset value, end of period	$24.06		$24.62		$24.45		$24.00		$24.10		$25.56

Total Return(b)	0.53	%**	5.88%		7.07%		6.56%		(0.58)%		1.00%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$208,772		$196,257		$158,635		$246,187		$389,295		$375,117

Net operating expenses to average daily net assets(c)	0.48	%*	0.49%		0.48%		0.48%		0.47%		0.47%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		—		0.00	%(e)	0.00	%(e)	0.00	%(e)

Total net expenses to average daily net assets(c)	0.48	%*	0.49%		0.48%		0.48%		0.47%		0.47%

Net investment income (loss) to average daily net assets(a)	5.04	%*	5.36%		5.90%		6.24%		4.52%		3.13%

Portfolio turnover rate(f)	99	%**	277%		277%		160%		73%		95%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(g) *	0.02	%(g)	0.03	%(g)	0.03	%(g)	0.05%		0.05	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	98%	274%	275%	159%	72%	94%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	60

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,								Period from May 19, 2021 (commencement of operations) through February 28,
	(Unaudited)		2026		2025		2024		2023		2022

Net asset value, beginning of period	$24.52		$24.35		$23.91		$24.02		$25.48		$25.86

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.60		1.29		1.38		1.50		1.08		0.67

Net realized and unrealized gain (loss)	(0.50)		0.09		0.25		0.01		(1.27)		(0.51)

Total from investment operations	0.10		1.38		1.63		1.51		(0.19)		0.16

Less distributions to shareholders:

From net investment income	(0.67)		(1.21)		(1.19)		(1.62)		(0.90)		(0.54)

From net realized gains	—		—		—		—		(0.37)		—

Total distributions	(0.67)		(1.21)		(1.19)		(1.62)		(1.27)		(0.54)

Net asset value, end of period	$23.95		$24.52		$24.35		$23.91		$24.02		$25.48

Total Return(b)	0.43	%**	5.81%		6.96%		6.43%		(0.68)%		0.62	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$570,200		$538,830		$317,487		$178,391		$186,230		$152,877

Net operating expenses to average daily net assets(c)	0.58	%*	0.58%		0.58%		0.57%		0.56%		0.58	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		—		0.00	%(e)	0.00	%(e)	0.00	%(e) *

Total net expenses to average daily net assets(c)	0.58	%*	0.58%		0.58%		0.57%		0.56%		0.58	%*

Net investment income (loss) to average daily net assets(a)	4.95	%*	5.27%		5.73%		6.16%		4.42%		3.29	%*

Portfolio turnover rate(f)	99	%**	277%		277%		160%		73%		95	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(g) *	0.02	%(g)	0.02	%(g)	0.04	%(g)	0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	98%	274%	275%	159%	72%	94%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

61	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023		2022

Net asset value, beginning of period	$24.56		$24.39		$23.95		$24.06		$25.51		$25.80

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.59		1.26		1.37		1.48		1.06		0.77

Net realized and unrealized gain (loss)	(0.49)		0.08		0.23		0.01		(1.26)		(0.57)

Total from investment operations	0.10		1.34		1.60		1.49		(0.20)		0.20

Less distributions to shareholders:

From net investment income	(0.66)		(1.17)		(1.16)		(1.60)		(0.88)		(0.49)

From net realized gains	—		—		—		—		(0.37)		—

Total distributions	(0.66)		(1.17)		(1.16)		(1.60)		(1.25)		(0.49)

Net asset value, end of period	$24.00		$24.56		$24.39		$23.95		$24.06		$25.51

Total Return(b)	0.41	%**	5.66%		6.84%		6.33%		(0.73)%		0.77%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$399,336		$418,090		$894,980		$936,022		$503,531		$443,602

Net operating expenses to average daily net assets(c)	0.68	%*	0.70%		0.69%		0.67%		0.66%		0.67%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		—		0.00	%(e)	0.00	%(e)	0.00	%(e)

Total net expenses to average daily net assets(c)	0.68	%*	0.70%		0.69%		0.67%		0.66%		0.67%

Net investment income (loss) to average daily net assets(a)	4.85	%*	5.19%		5.68%		6.09%		4.33%		2.97%

Portfolio turnover rate(f)	99	%**	277%		277%		160%		73%		95%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(g) *	0.02	%(g)	0.03	%(g)	0.04	%(g)	0.05%		0.05	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	98%	274%	275%	159%	72%	94%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Class VI Shares

	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025	2024	2023	2022

Net asset value, beginning of period	$5.01		$5.01	$5.00	$4.99	$5.01	$5.04

Income (loss) from investment operations:

Net investment income (loss)†	0.10		0.20	0.25	0.26	0.13	0.01

Net realized and unrealized gain (loss)	(0.01)		0.00 (a)	0.00 (a)	0.01	(0.03)	(0.04)

Total from investment operations	0.09		0.20	0.25	0.27	0.10	(0.03)

Less distributions to shareholders:

From net investment income	(0.10)		(0.20)	(0.24)	(0.26)	(0.12)	(0.00	)(a)

From net realized gains	—		—	—	—	—	(0.00	)(a)

Total distributions	(0.10)		(0.20)	(0.24)	(0.26)	(0.12)	(0.00	)(a)

Net asset value, end of period	$5.00		$5.01	$5.01	$5.00	$4.99	$5.01

Total Return(b)	1.71	%**	4.08%	5.22%	5.54%	2.00%	(0.37)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$378,082		$355,646	$309,926	$549,449	$408,457	$257,766

Net expenses to average daily net assets	0.09	%*	0.09%	0.09%	0.08%	0.01%	0.02%

Net investment income (loss) to average daily net assets	3.81	%*	4.03%	5.03%	5.22%	2.60%	0.13%

Portfolio turnover rate(c)	0	%**	0%	0%	0%	0%	0%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.03%	0.03%	0.04%	0.12%	0.10%

(a)	Rounds to less than $0.01.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2026 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Shares Fund, Emerging Markets Debt Total Return Fund (commenced operations on July 15, 2026), High Yield Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Some of the Funds may invest in other GMO-managed funds (“underlying funds”). Emerging Country Debt Shares Fund invests substantially all its assets in shares of Emerging Country Debt Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of its benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of its benchmark
Emerging Country Debt Shares Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of its benchmark
Emerging Markets Debt Total Return Fund	Not Applicable	Positive total return
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of its benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between

64

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2026, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds and exchange-traded funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

65

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2026:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$10,090,752	$—	$—	$10,090,752

TOTAL DEBT OBLIGATIONS	10,090,752	—	—	10,090,752

Short-Term Investments	1,519,781	108,999,809	—	110,519,590

Total Investments	11,610,533	108,999,809	—	120,610,342

Total	$11,610,533	$108,999,809	$—	$120,610,342

Liability Valuation Inputs

Derivatives^
Futures Contracts
Interest Rate Risk	$(1,170,757)	$—	$—	$(1,170,757)

Total	$(1,170,757)	$—	$—	$(1,170,757)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$4,450,619	$—	$4,450,619
Corporate Debt	—	214,171,283	47,992,166	262,163,449
Sovereign and Sovereign Agency Issuers	—	1,632,161,783	106,567,207	1,738,728,990
U.S. Government	33,358,490	—	—	33,358,490

TOTAL DEBT OBLIGATIONS	33,358,490	1,850,783,685	154,559,373	2,038,701,548

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Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Loan Assignments	$—	$—	$12,281,836	$12,281,836
Loan Participations	—	—	1,493,546	1,493,546
Investment Funds	—	—	19,833,115	19,833,115
Rights/Warrants	—	26,417,577	319,907	26,737,484
Short-Term Investments	6,019,401	68,777,936	—	74,797,337

Total Investments	39,377,891	1,945,979,198	188,487,777	2,173,844,866

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,180,475	—	1,180,475
Swap Contracts
Credit Risk	—	1,498,201	—	1,498,201
Interest Rate Risk	—	9,729,585	—	9,729,585

Total	$39,377,891	$1,958,387,459	$188,487,777	$2,186,253,127

Liability Valuation Inputs
Debt Obligations
Corporate Debt	$—	$(3,186,990)	$—	$(3,186,990)

TOTAL DEBT OBLIGATIONS	—	(3,186,990)	—	(3,186,990)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(3,551,420)	—	(3,551,420)
Swap Contracts
Credit Risk	—	(2,446,992)	—	(2,446,992)
Interest Rate Risk	—	(2,913,108)	—	(2,913,108)

Total	$—	$(12,098,510)	$—	$(12,098,510)

Emerging Country Debt Shares Fund
Asset Valuation Inputs
Investment Funds	$40,034,301	$—	$—	$40,034,301
Short-Term Investments	16,011	—	—	16,011

Total Investments	40,050,312	—	—	40,050,312

Total	$40,050,312	$—	$—	$40,050,312

Emerging Markets Debt Total Return Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$6,853,480	$1,426,875	$8,280,355
Sovereign and Sovereign Agency Issuers	—	44,838,410	—	44,838,410
U.S. Government	44,833,167	—	—	44,833,167

TOTAL DEBT OBLIGATIONS	44,833,167	51,691,890	1,426,875	97,951,932

Short-Term Investments	148,808	9,362,019	—	9,510,827

Total Investments	44,981,975	61,053,909	1,426,875	107,462,759

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August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Debt Total Return Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$586,800	$—	$586,800
Swap Contracts
Interest Rate Risk	—	49,818	—	49,818

Total	$44,981,975	$61,690,527	$1,426,875	$108,099,377

Liability Valuation Inputs
Debt Obligations
Sovereign and Sovereign Agency Issuers	$—	$(3,085,676)	$—	$(3,085,676)

TOTAL DEBT OBLIGATIONS	—	(3,085,676)	—	(3,085,676)

Derivatives^
Bond Forward Contracts
Interest Rate Risk	—	(50,082)	—	(50,082)
Forward Currency Contracts
Foreign Currency Risk	—	(265,573)	—	(265,573)
Swap Contracts
Interest Rate Risk	—	(273,437)	—	(273,437)

Total	$—	$(3,674,768)	$—	$(3,674,768)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$45,960,084	$—	$45,960,084

TOTAL DEBT OBLIGATIONS	—	45,960,084	—	45,960,084

Short-Term Investments	8,640,016	77,007,056	—	85,647,072

Total Investments	8,640,016	122,967,140	—	131,607,156

Derivatives^
Swap Contracts
Credit Risk	—	2,494,465	—	2,494,465
Interest Rate Risk	—	338,004	—	338,004

Total	$8,640,016	$125,799,609	$—	$134,439,625

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(68,168)	$—	$—	$(68,168)

Total	$(68,168)	$—	$—	$(68,168)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$914,952,504	$4,366,393	$919,318,897
U.S. Government	162,596,853	—	—	162,596,853

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August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations (continued)
U.S. Government Agency	$—	$34,299,594	$—	$34,299,594

TOTAL DEBT OBLIGATIONS	162,596,853	949,252,098	4,366,393	1,116,215,344

Investment Funds	21,611,181	—	—	21,611,181
Short-Term Investments	494,295	150,041,185	—	150,535,480
Purchased Options	6,970	106,969	—	113,939

Total Investments	184,709,299	1,099,400,252	4,366,393	1,288,475,944

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	23,194	—	23,194
Futures Contracts
Interest Rate Risk	23,540	—	—	23,540
Swap Contracts
Credit Risk	—	23,923,636	—	23,923,636
Interest Rate Risk	—	332,738	—	332,738

Total	$184,732,839	$1,123,679,820	$4,366,393	$1,312,779,052

Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(10,617,392)	$—	$(10,617,392)

TOTAL DEBT OBLIGATIONS	—	(10,617,392)	—	(10,617,392)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(9,017)	—	(9,017)
Futures Contracts
Interest Rate Risk	(959,839)	—	—	(959,839)
Written Options
Interest Rate Risk	(1,261)	(88,481)	—	(89,742)
Swap Contracts
Credit Risk	—	(10,083,376)	—	(10,083,376)

Total	$(961,100)	$(20,798,266)	$—	$(21,759,366)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$232,751,682	$144,747,396	$—	$377,499,078

Total Investments	232,751,682	144,747,396	—	377,499,078

Total	$232,751,682	$144,747,396	$—	$377,499,078

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

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August 31, 2026 (Unaudited)

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of August 31, 2026, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include Newco Holding Eur 31 SARL, 13.50%, due 04/24/30, which is valued by applying a spread of 860 basis points over the spread of Mexico Government International Bonds, 6.00%, due 05/13/30, and an investment fund valued based on a monthly net asset value statement.

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2026	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2026	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2026
Emerging Country Debt Fund
Debt Obligations:
Corporate Debt	$15,394,310	$37,552,125	$(3,923,193)	$4,556	$(74,602)	$(961,030)	$—	$—	$47,992,166	$(961,030)
Sovereign and Sovereign Agency Issuers	107,417,033	2,636,475	(14,509,569)	633,947	(8,332,380)	18,721,701	—	—	106,567,207	18,721,701
Investment Funds	15,843,071	—	—	—	—	3,990,044	—	—	19,833,115	3,990,044
Loan Assignments	23,139,275	—	(10,561,676)	8,449	(207,536)	(96,676)	—	—	12,281,836	(381,513)
Loan Participations	2,521,866	—	(1,018,587)	46,975	9,398	(66,106)	—	—	1,493,546	(66,106)
Rights/Warrants	195,890	9,537	(18,486)	—	11,874	121,092	—	—	319,907	121,092

Total Investments	164,511,445	40,198,137	(30,031,511)	693,927	(8,593,246)	21,709,025	—	—	188,487,777	21,424,188

Total	$164,511,445	$40,198,137	$(30,031,511)#	$693,927	$(8,593,246)	$21,709,025	$—	$—	$188,487,777	$21,424,188

Emerging Markets Debt Total Return Fund
Debt Obligations:
Corporate Debt	$—	$1,436,250	$—	$224	$—	$(9,599)	$—	$—	$1,426,875	$(9,599)

Total Investments	—	1,436,250	—	224	—	(9,599)	—	—	1,426,875	(9,599)

Total	$—	$1,436,250	$—	$224	$—	$(9,599)	$—	$—	$1,426,875	$(9,599)

#	Includes $14,367,169 of proceeds received from partial calls and/or principal paydowns as applicable.

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The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2026.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	7,734,287	Market comparable	Discount for lack of liquidity/marketability	0.50% - 1.60% (1.00%)
Sovereign and Sovereign Agency Issuers	22,635	Recovery value	Discount for lack of liquidity/marketability	99% (N/A)
Corporate Debt	38,555,766	Market comparable	Discount for lack of liquidity/marketability	2.70% - 8.60% (6.59%)
Loan Participations	186,475	Market comparable	Discount for lack of liquidity/marketability	5.00% (N/A)
Warrants	319,907	Market comparable	Discount for lack of liquidity/marketability	50% (N/A)
Investment Funds	19,833,115	NAV	Net asset value statement	(N/A)
Emerging Markets Debt Total Return Fund
	N/A	N/A	N/A	(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2026, the value of these securities and/or derivatives for Emerging Country Debt Fund and Emerging Markets Debt Total Return Fund was $121,835,592 and $1,426,875, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers

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August 31, 2026 (Unaudited)

the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

As of August 31, 2026, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Asset Allocation Bond Fund	Nomura Securities International, Inc.	108,999,809	111,136,686	1
Emerging Country Debt Fund	Nomura Securities International, Inc.	59,999,204	61,175,453	1
Emerging Country Debt Fund	Nomura International PLC	3,214,363	3,204,419	N/A	*
Emerging Markets Debt Total Return Fund	Morgan Stanley & Co. International PLC	3,195,200	3,179,690	N/A	*
High Yield Fund	Nomura Securities International, Inc.	47,999,754	48,940,761	1
High Yield Fund	Daiwa Capital Markets America, Inc.	29,007,302	29,588,229	1
Opportunistic Income Fund	Daiwa Capital Markets America, Inc.	150,041,185	153,046,048	1
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	22,100,351	22,569,399	1
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	115,007,900	117,298,969	1

*The repurchase agreement has an open maturity date and can be closed by either party on demand.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the

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transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2026, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	48,594,500	54,678,035
Emerging Markets Debt Total Return Fund	2,779,699	3,243,733

As of August 31, 2026, Emerging Country Debt Fund and Emerging Markets Debt Total Return Fund had investments in reverse repurchase agreements with JP Morgan Securities PLC, Morgan Stanley & Co. International PLC and Nomura International PLC with a gross value of $48,594,500 and $2,779,699, respectively. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2026, the reverse repurchase agreements held by Emerging Country Debt Fund and Emerging Markets Debt Total Return Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	August 31, 2026

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Corporate Debt	$—	$—	$—	$—	$10,648,507	$10,648,507
Sovereign and Sovereign Agency Issuers	—	—	—	—	37,945,993	37,945,993

Total borrowings	$—	$—	$—	$—	$48,594,500	$48,594,500

Emerging Markets Debt Total Return Fund
Reverse Repurchase Agreements
Sovereign and Sovereign Agency Issuers	$—	$—	$—	$—	$2,779,699	$2,779,699

Total borrowings	$—	$—	$—	$—	$2,779,699	$2,779,699

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) with State Street on behalf of the Funds, except for Emerging Country Debt Shares Fund, Emerging Markets Debt Total Return Fund and U.S. Treasury Fund, and along with other funds managed by GMO. The purpose of the Credit Agreement is to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergencies. The current term of the line of credit under the Credit Agreement is through January 14, 2027. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the period ended August 31, 2026.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund and Opportunistic Income Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. The policy of Opportunistic Income Fund is to declare dividends monthly, to the extent net investment income is available. Opportunistic Income Fund will generally pay dividends on the first business day following the declaration. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally

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August 31, 2026 (Unaudited)

calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2026, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2026, certain Funds elected to defer to March 1, 2026 late-year ordinary and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Asset Allocation Bond Fund	—	—
Emerging Country Debt Fund	(1,489,068)	—
Emerging Country Debt Shares Fund	—	—
Emerging Markets Debt Total Return Fund	N/A	N/A
High Yield Fund	—	—
Opportunistic Income Fund	—	—
U.S. Treasury Fund	—	—

As of February 28, 2026, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2026, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(27,440,440)	(21,817,201)
Emerging Country Debt Fund	(16,485,409)	(609,553,119)
Emerging Country Debt Shares Fund	—	—
Emerging Markets Debt Total Return Fund	N/A	N/A
High Yield Fund	(3,798,356)	(3,050,812)
Opportunistic Income Fund	—	(53,938,130)
U.S. Treasury Fund	(931,516)	—

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As of August 31, 2026, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	120,600,219	10,123	—	10,123	(1,170,757)
Emerging Country Debt Fund	2,373,688,059	157,284,227	(360,314,410)	(203,030,183)	(4,691,815)
Emerging Country Debt Shares Fund	38,252,649	1,797,663	—	1,797,663	—
Emerging Markets Debt Total Return Fund	104,531,830	364,194	(518,941)	(154,747)	271,613
High Yield Fund	131,717,559	146,626	(257,029)	(110,403)	1,302,729
Opportunistic Income Fund	1,381,092,254	12,199,166	(115,432,868)	(103,233,702)	(4,383,594)
U.S. Treasury Fund	377,953,112	40,756	(494,790)	(454,034)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2026, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Interest income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Proceeds from litigation settlements, if any, are included in the Statements of Operations within Net realized gain (loss).

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes

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of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2026, the premium on purchases and the fee on redemptions for Emerging Country Debt Fund was 0.75% of the amount invested or redeemed. For the period from July 31, 2000 to May 18, 2021, the premium on purchases and the fee on redemptions for Emerging Country Debt Fund was 1.00% of the amount invested or redeemed. Emerging Country Debt Shares Fund invests in Emerging Country Debt Fund, which charges the purchase premiums and redemption fees stated above.

Segment reporting

The Officers of the Funds act as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Significant accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Credit Risk	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X
Large Transactions Risk	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X					X
Futures Contracts Risk					X	X
Fund of Funds Risk	X		X		X
Smaller Company Risk	X					X
Commodities Risk	X
Market Risk – Equities	X
Non-Diversified Funds				X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics, and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio.

• MARKET RISK — FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment including a security’s fundamental fair (or intrinsic) value is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

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• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of a Fund’s investments.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• LARGE TRANSACTIONS RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. A Fund may also be subject to these effects when a number of shareholders collectively redeem a large amount of Fund shares.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by a Fund and the time the Fund liquidates assets to fund that redemption.

• MARKET RISK— ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below

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investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly.

• MARKET RISK—EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• NON-DIVERSIFIED FUNDS. Emerging Markets Debt Total Return Fund and High Yield Fund are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance. In addition, each Fund, other than U.S. Treasury Fund, may invest a portion of its assets in shares of one or more other GMO Funds that are not “diversified”.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

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The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund’s) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Emerging Country Debt Shares Fund may use derivatives indirectly through its investment in Emerging Country Debt Fund.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2026, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Emerging Country Debt Fund	Emerging Markets Debt Total Return Fund	High Yield Fund	Opportunistic Income Fund
Bond forward contracts
Substitute for direct investment in securities			X
Forward currency contracts
Adjust currency exchange rate risk		X	X	X	X
Adjust exposure to foreign currencies	X	X	X
Futures contracts
Adjust interest rate exposure	X			X	X
Maintain the diversity and liquidity of the portfolio				X	X
Options (Purchased)
Achieve exposure to a reference entity’s credit					X

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Type of Derivative and Objective for Use (continued)	Asset Allocation Bond Fund	Emerging Country Debt Fund	Emerging Markets Debt Total Return Fund	High Yield Fund	Opportunistic Income Fund
Adjust interest rate exposure					X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Provide a measure of protection against default loss					X
Swap contracts
Achieve exposure to a reference entity’s credit	X	X		X	X
Adjust exposure to certain markets		X			X
Adjust interest rate exposure	X	X	X		X
Adjust portfolio beta		X
Generate long risk exposure to an index				X
Provide a measure of protection against default loss		X			X
Provide exposure to the Fund’s benchmark				X

Bond forward contracts

The Funds may enter into bond forward contracts. A bond forward may be a contractual agreement between the Fund and another party to cash settle the difference between the final price of an underlying asset and the forward price, calculated at inception of the contract. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time the Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward. Bond forward contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing

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broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap

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contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semi-annually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

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Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026 and the Statements of Operations for the period ended August 31, 2026^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Asset Allocation Bond Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(1,170,757)	$(1,170,757)

Total	$—	$—	$(1,170,757)	$(1,170,757)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(9,586,434)	$(9,586,434)
Swap Contracts	(1,636,839)	—	19,943	(1,616,896)
Forward Currency Contracts	—	(51,345)	—	(51,345)

Total	$(1,636,839)	$(51,345)	$(9,566,491)	$(11,254,675)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(2,321,236)	$(2,321,236)

Total	$—	$—	$(2,321,236)	$(2,321,236)

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	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$1,180,475	$—	$1,180,475
Swap Contracts, at value¤	1,498,201	—	9,729,585	11,227,786

Total	$1,498,201	$1,180,475	$9,729,585	$12,408,261

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(3,551,420)	$—	$(3,551,420)
Swap Contracts, at value¤	(2,446,992)	—	(2,913,108)	(5,360,100)

Total	$(2,446,992)	$(3,551,420)	$(2,913,108)	$(8,911,520)

Net Realized Gain (Loss) on
Swap Contracts	$(2,208,421)	$—	$3,285,400	$1,076,979
Forward Currency Contracts	—	2,654,916	—	2,654,916

Total	$(2,208,421)	$2,654,916	$3,285,400	$3,731,895

Change in Net Appreciation (Depreciation) on
Swap Contracts	$(701,989)	$—	$(1,119,598)	$(1,821,587)
Forward Currency Contracts	—	(893,094)	—	(893,094)

Total	$(701,989)	$(893,094)	$(1,119,598)	$(2,714,681)

Emerging Markets Debt Total Return Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$586,800	$—	$586,800
Swap Contracts, at value¤	—	—	49,818	49,818

Total	$—	$586,800	$49,818	$636,618

Liability Derivatives
Unrealized Depreciation on Bond Forwards Contracts	$—	$—	$(50,082)	$(50,082)
Unrealized Depreciation on Forward Currency Contracts	—	(265,573)	—	(265,573)
Swap Contracts, at value¤	—	—	(273,437)	(273,437)

Total	$—	$(265,573)	$(323,519)	$(589,092)

Net Realized Gain (Loss) on
Bond Forward Contracts	$—	$—	$17,507	$17,507
Swap Contracts	—	—	(44,001)	(44,001)
Forward Currency Contracts	—	(129,000)	—	(129,000)

Total	$—	$(129,000)	$(26,494)	$(155,494)

Change in Net Appreciation (Depreciation) on
Bond Forward Contracts	$—	$—	$(50,082)	$(50,082)
Swap Contracts	—	—	468	468
Forward Currency Contracts	—	321,227	—	321,227

Total	$—	$321,227	$(49,614)	$271,613

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	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
High Yield Fund
Asset Derivatives
Swap Contracts, at value¤	$2,494,465	$—	$338,004	$2,832,469

Total	$2,494,465	$—	$338,004	$2,832,469

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(68,168)	$(68,168)

Total	$—	$—	$(68,168)	$(68,168)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(477,617)	$(477,617)
Swap Contracts	(113,748)	—	542,327	428,579
Forward Currency Contracts	—	841,393	—	841,393

Total	$(113,748)	$841,393	$64,710	$792,355

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(118,932)	$(118,932)
Swap Contracts	1,155,131	—	(511,756)	643,375
Forward Currency Contracts	—	(19,795)	—	(19,795)

Total	$1,155,131	$(19,795)	$(630,688)	$504,648

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$113,939	$113,939
Unrealized Appreciation on Forward Currency Contracts	—	23,194	—	23,194
Unrealized Appreciation on Futures Contracts¤	—	—	23,540	23,540
Swap Contracts, at value¤	23,923,636	—	332,738	24,256,374

Total	$23,923,636	$23,194	$470,217	$24,417,047

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(9,017)	$—	$(9,017)
Unrealized Depreciation on Futures Contracts¤	—	—	(959,839)	(959,839)
Written Options, at value	—	—	(89,742)	(89,742)
Swap Contracts, at value¤	(10,083,376)	—	—	(10,083,376)

Total	$(10,083,376)	$(9,017)	$(1,049,581)	$(11,141,974)

Net Realized Gain (Loss) on
Investments (purchased options)	$112,907	$—	$—	$112,907
Futures Contracts	—	—	(6,366,219)	(6,366,219)
Written Options	348,892	—	—	348,892
Swap Contracts	(1,332,685)	—	1,135,320	(197,365)
Forward Currency Contracts	—	171,279	—	171,279

Total	$(870,886)	$171,279	$(5,230,899)	$(5,930,506)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$(95,675)	$—	$(234,124)	$(329,799)
Futures Contracts	—	—	(1,453,535)	(1,453,535)
Written Options	(4,534)	—	254,790	250,256
Swap Contracts	(2,069,693)	—	406,781	(1,662,912)
Forward Currency Contracts	—	(40,090)	—	(40,090)

Total	$(2,169,902)	$(40,090)	$(1,026,088)	$(3,236,080)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

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Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2026, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2026:

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$20,879	$—	$—	$20,879
Citibank N.A.	26,226	—	(26,226)	—
Deutsche Bank AG	30,739	—	(30,739)	—
JPMorgan Chase Bank, N.A.	152,116	—	(152,116)	—
Morgan Stanley & Co. International PLC	1,123,420	(190,000)	(551,415)	382,005
Morgan Stanley Bank, N.A.	241,713	—	(241,713)	—

Total	$1,595,093	$(190,000)	$(1,002,209)	$402,884

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Emerging Country Debt Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(177,926)	$—	$—	$(177,926)
Citibank N.A.	(80,322)	—	26,226	(54,096)
Deutsche Bank AG	(1,371,482)	1,330,999	30,739	(9,744)
Goldman Sachs International	(244,882)	244,882	—	—	*
JPMorgan Chase Bank, N.A.	(417,727)	265,611	152,116	—	*
Morgan Stanley & Co. International PLC	(551,415)	—	551,415	—
Morgan Stanley Bank, N.A.	(416,782)	175,069	241,713	—	*
State Street Bank and Trust Company	(2,737,876)	2,737,876	—	—	*

Total	$(5,998,412)	$4,754,437	$1,002,209	$(241,766)

Emerging Markets Debt Total Return Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$35,020	$—	$(35,020)	$—
Citibank N.A.	22,941	—	(22,941)	—
Deutsche Bank AG	5,225	—	(5,225)	—
Goldman Sachs International	50,150	—	(44,217)	5,933
JPMorgan Chase Bank, N.A.	27,813	—	(21,218)	6,595
Morgan Stanley & Co. International PLC	410,262	(330,000)	(75,261)	5,001
State Street Bank and Trust Company	35,389	—	(32,182)	3,207

Total	$586,800	$(330,000)	$(236,064)	$20,736

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(48,209)	$—	$35,020	$(13,189)
Citibank N.A.	(35,334)	—	22,941	(12,393)
Deutsche Bank AG	(59,234)	—	5,225	(54,009)
Goldman Sachs International	(44,217)	—	44,217	—
JPMorgan Chase Bank, N.A.	(21,218)	—	21,218	—
Morgan Stanley & Co. International PLC	(75,261)	—	75,261	—
State Street Bank and Trust Company	(32,182)	—	32,182	—

Total	$(315,655)	$—	$236,064	$(79,591)

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
BNP Paribas	$3,512	$—	$—	$3,512
Goldman Sachs International	334,492	—	—	334,492

Total	$338,004	$—	$—	$338,004

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Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$4,331,382	$(4,242,901)	$(88,481)	$—	*
BNP Paribas	4,854,570	(4,854,570)	—	—	*
Citigroup Global Markets Inc.	2,546,410	(2,546,410)	—	—	*
Deutsche Bank AG	23,765	—	(9,017)	14,748
Goldman Sachs International	6,724,567	(5,529,541)	(1,195,026)	—	*
JPMorgan Chase Bank, N.A.	2,619,808	(2,619,808)	—	—	*
Morgan Stanley & Co. International PLC	1,825,273	(1,277,274)	(547,999)	—	*
Morgan Stanley & Co. LLC	6,970	—	(1,261)	5,709
Morgan Stanley Capital Services LLC	1,037,216	(1,037,216)	—	—	*

Total	$23,969,961	$(22,107,720)	$(1,841,784)	$20,457

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(88,481)	$—	$88,481	$—
Citibank N.A.	(39,194)	—	—	(39,194)
Deutsche Bank AG	(9,017)	—	9,017	—
Goldman Sachs International	(1,195,026)	—	1,195,026	—
Morgan Stanley & Co. International PLC	(547,999)	—	547,999	—
Morgan Stanley & Co. LLC	(1,261)	—	1,261	—

Total	$(1,880,978)	$—	$1,841,784	$(39,194)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (bond forward contracts, forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2026:

Fund Name	Bond Forward Contracts ($)	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Asset Allocation Bond Fund	—	3,231,656	340,304,196	—	—	94,900,668
Emerging Country Debt Fund	—	352,792,595	—	—	—	1,031,390,625
Emerging Markets Debt Total Return Fund	3,449,077	52,143,661	—	—	—	33,430,418
High Yield Fund	—	11,284,736	23,310,439	—	—	87,762,450
Opportunistic Income Fund	—	10,073,405	862,650,237	88,323,084	1,661	755,090,171

91

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Management Fee	0.25%	0.35%	0.35%	0.45%	0.35%	0.40%	0.08%(a)

(a)	From April 9, 2021 to May 1, 2023, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V	Class VI	Class R6	Class I
Asset Allocation Bond Fund	0.15%*			0.055%
Emerging Country Debt Fund	0.15%	0.10%		0.055%
Emerging Country Debt Shares Fund					0.15%*	0.15%
Emerging Markets Debt Total Return Fund	0.15%*	0.10%	0.085%*	0.055%*	0.15%*	0.15%*
High Yield Fund				0.055%	0.15%*	0.15%
Opportunistic Income Fund	0.15%			0.055%	0.15%	0.15%

*	Class is offered but has no shareholders as of August 31, 2026.

For Asset Allocation Bond Fund, Emerging Country Debt Shares Fund and Opportunistic Income Fund, GMO has contractually agreed to reimburse the Funds for the portion of their “Specified Operating Expenses” (as defined below) that exceeds 0.02% of each Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For U.S. Treasury Fund, GMO has contractually agreed to reimburse the Fund for its portion of “Specified Operating Expenses” (as defined below).

“Specified Operating Expenses” means: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

92

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

With respect to Emerging Markets Debt Total Return Fund and High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The Expense Cap for Emerging Markets Debt Total Return Fund is 0.70% for Class III shares; 0.65% for Class IV shares; 0.635% for Class V shares; 0.605% for Class VI shares; 0.70% for Class R6 shares; and 0.70% for Class I shares. The Expense Cap for High Yield Fund is 0.35% for Class VI shares; 0.35% for Class R6 shares; and 0.35% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2026, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2026, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028	Expiring the year ending February 28, 2029	Expiring the year ending February 28, 2030
Emerging Markets Debt Total Return Fund, Class IV	—	—	—	$ 70,638
High Yield Fund, Class VI	$102,338	$113,594	$281,982	$152,854
High Yield Fund, Class I	$ 21	$ 126	$ 2,058	$ 1,350

GMO has contractually agreed to waive or reduce each Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs. Management fees and shareholder service fees, if any, will not be waived below zero.

For Opportunistic Income Fund and Emerging Country Debt Shares Fund, GMO has contractually agreed to waive its fee with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the Fund’s average daily net assets attributable to Class I shares.

For High Yield Fund, GMO has contractually agreed to waive its fee with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2027 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

93

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, VI, or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2026 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Asset Allocation Bond Fund	2,581
Emerging Country Debt Fund	79,178
Emerging Country Debt Shares Fund	771
Emerging Markets Debt Total Return Fund	600
High Yield Fund	4,503
Opportunistic Income Fund	42,178
U.S. Treasury Fund	12,570

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2026, the Funds below had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expense
Emerging Country Debt Shares Fund	0.589	%*

*	Includes indirect interest and/or dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short, if any.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2026, the Funds did not engage in these transactions.

94

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2026 are noted in the table below:

Fund Name	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	4,156,559	—	3,359,755	—
Emerging Country Debt Fund	30,217,179	211,688,378	54,020,854	502,064,904
Emerging Country Debt Shares Fund	—	37,712,170	—	25,758,922
Emerging Markets Debt Total Return Fund	97,674,999	53,324,167	52,838,756	3,105,000
High Yield Fund	42,527,627	34,605,317	116,222,280	29,241,618
Opportunistic Income Fund	819,111,337	292,707,532	804,587,067	307,911,093
U.S. Treasury Fund	—	—	—	—

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the period ended August 31, 2026. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Emerging Country Debt Fund	—	217,688,677	18,897,162

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2026

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Asset Allocation Bond Fund	2	‡	94.34%
Emerging Country Debt Fund	2		24.15%
Emerging Country Debt Shares Fund	2		96.27%
Emerging Markets Debt Total Return Fund	1		100.00%
High Yield Fund	3	#	88.38%
Opportunistic Income Fund	2		33.56%
U.S. Treasury Fund	2	‡	52.81%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

95

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2026 (Unaudited)				Year Ended February 28, 2026
	Shares		Amount		Shares	Amount

Asset Allocation Bond Fund
Class VI:
Shares sold	1,434,792		$25,989,999		3,706,588	$69,603,174
Shares issued to shareholders in reinvestment of distributions	27,798		494,254		67,192	1,252,994
Shares repurchased	(15,289)		(270,000)		(486,313)	(9,024,052)

Net increase (decrease)	1,447,301		$26,214,253		3,287,467	$61,832,116

Emerging Country Debt Fund
Class III:
Shares sold	1,740,818		$42,083,137		7,839,873	$182,230,789
Shares issued to shareholders in reinvestment of distributions	—		—		2,061,039	45,500,501
Shares repurchased	(5,225,739)		(126,888,598)		(22,484,315)	(513,073,712)
Redemption fees	—		479,362		—	1,118,431

Net increase (decrease)	(3,484,921)		$(84,326,099)		(12,583,403)	$(284,223,991)

Class IV:
Shares sold	1,241,208		$30,000,000		15,617,296	$360,655,439
Shares issued to shareholders in reinvestment of distributions	—		—		2,510,579	55,071,016
Shares repurchased	(13,134,506	)(a)	(317,321,584	)(a)	(12,587,858)	(285,204,309)
Redemption fees	—		881,953		—	1,683,644

Net increase (decrease)	(11,893,298)		$(286,439,631)		5,540,017	$132,205,790

Class VI:
Shares sold	80,594		$1,945,091		1,349,686	$29,733,621
Shares issued to shareholders in reinvestment of distributions	—		—		274,090	5,979,451
Shares repurchased	(359,392)		(8,740,025)		(4,842,375)	(109,492,977)
Redemption fees	—		74,687		—	178,249

Net increase (decrease)	(278,798)		$(6,720,247)		(3,218,599)	$(73,601,656)

Emerging Country Debt Shares Fund
Class I:(b)
Shares sold	1,807,874		$37,952,701		1,289,424	$26,162,405
Shares repurchased	(1,219,253)		(25,941,462)		(3,849)	(79,418)

Net increase (decrease)	588,621		$12,011,239		1,285,575	$26,082,987

Emerging Markets Debt Total Return Fund
Class IV:(c)
Shares sold	5,020,296		$100,405,922

Net increase (decrease)	5,020,296		$100,405,922

96

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount

High Yield Fund
Class VI:
Shares sold	44,090	$770,490	1,723,703	$30,538,281
Shares issued to shareholders in reinvestment of distributions	110,335	1,909,908	385,249	6,607,019
Shares repurchased	(462,625)	(8,111,042)	(2,101,237)	(37,784,950)

Net increase (decrease)	(308,200)	$(5,430,644)	7,715	$(639,650)

Class I:
Shares sold	1,826	$31,585	43,742	$753,673
Shares issued to shareholders in reinvestment of distributions	694	11,976	2,336	39,940
Shares repurchased	(9,306)	(159,908)	(38,107)	(644,053)

Net increase (decrease)	(6,786)	$(116,347)	7,971	$149,560

Opportunistic Income Fund
Class III:
Shares sold	6,153	$150,000	246,205	$6,000,000
Shares issued to shareholders in reinvestment of distributions	107,156	2,597,454	200,741	4,899,874
Shares repurchased	(487,633)	(11,795,836)	(1,008,756)	(24,604,163)

Net increase (decrease)	(374,324)	$(9,048,382)	(561,810)	$(13,704,289)

Class VI:
Shares sold	694,433	$16,846,334	4,414,686	$108,160,707
Shares issued to shareholders in reinvestment of distributions	193,452	4,689,545	181,234	4,426,981
Shares repurchased	(181,134)	(4,409,561)	(3,112,780)	(75,930,280)

Net increase (decrease)	706,751	$17,126,318	1,483,140	$36,657,408

Class R6:
Shares sold	2,481,111	$59,995,026	10,818,995	$263,707,865
Shares issued to shareholders in reinvestment of distributions	426,961	10,305,699	414,861	10,086,596
Shares repurchased	(1,082,836)	(26,197,693)	(2,292,555)	(55,815,711)

Net increase (decrease)	1,825,236	$44,103,032	8,941,301	$217,978,750

Class I:
Shares sold	2,805,884	$67,989,045	7,559,677	$184,261,087
Shares issued to shareholders in reinvestment of distributions	381,080	9,217,771	1,219,517	29,697,841
Shares repurchased	(3,571,946)	(86,452,422)	(28,449,379)	(693,437,711)

Net increase (decrease)	(384,982)	$(9,245,606)	(19,670,185)	$(479,478,783)

97

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount

U.S. Treasury Fund
Class VI:
Shares sold	425,681,860	$2,131,376,364	710,573,926	$3,559,987,776
Shares issued to shareholders in reinvestment of distributions	516,409	2,584,272	888,198	4,449,873
Shares repurchased	(421,538,157)	(2,110,831,987)	(702,383,881)	(3,518,973,132)

Net increase (decrease)	4,660,112	$23,128,649	9,078,243	$45,464,517

(a)	9,062,809 shares and $217,688,677 were redeemed in-kind.
(b)	The period under the heading “Year Ended February 28, 2026” represents the period from January 13, 2026 (commencement of operations) through February 28, 2026.
(c)	The period under the heading “Six Months Ended August 31, 2026” represents the period from July 15, 2026 (commencement of operations) through August 31, 2026.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2026 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$15,843,071	$—	$—	$—	$—	$—	$3,990,044	$19,833,115

Emerging Country Debt Shares Fund
GMO Emerging Country Debt Fund, Class III	$26,566,548	$37,712,170	$25,758,922	$—	$—	$194,120	$1,320,385	$40,034,301

Opportunistic Income Fund
GMO U.S. Treasury Fund, Class VI	$11,639,444	$—	$—	$221,004	$—	$—	$(23,233)	$11,616,211
GMO Ultra-Short Income ETF	301,417	9,706,476	—	162,499	—	—	(12,923)	9,994,970

Totals	$11,940,861	$9,706,476	$—	$383,503	$—	$—	$(36,156)	$21,611,181

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2026 through August 31, 2026. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2027.

98

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2026 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not intended to serve as a standalone investment and that the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

99

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for each other pooled investment vehicle and separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to each such vehicle, and to each such account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising each such vehicle and each such account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

100

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Shares Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Shares Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

101

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets Debt Total Return Fund

Approval of initial management agreement for GMO Emerging Markets Debt Total Return Fund (the “Fund”). At a meeting on March 10, 2026, the Board of Trustees (the “Trustees”) of GMO Trust (the “Trust”) approved for an initial two-year term commencing upon its execution, the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund. In approving the initial management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust and GMO ETF Trust (collectively, the “GMO funds”).

At a meeting on March 10, 2026, the Trustees discussed materials provided by GMO for purposes of considering GMO’s proposal to establish the Fund as a new series of the Trust and a proposed management agreement between the Trust, on behalf of the Fund, and GMO. During this meeting, the Trustees met with representatives from GMO’s Emerging Markets Debt Team, GMO’s Product Development Team, and GMO’s Legal Group and asked questions relating to the Fund and the materials GMO provided the Trustees in advance of the meeting.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees therefore considered the performance of the other GMO funds, including funds whose investments were managed by GMO’s Emerging Markets Debt Team, the investment division of GMO that would be managing the Fund’s investments.

102

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees considered the Fund’s estimated expenses and its estimated expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in peer groups selected by third-party data services. In considering the Fund’s estimated expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees to be paid to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information provided by GMO comparing the management fee to be paid by the Fund to the management fees of funds managed by other managers determined by GMO to have similar investment characteristics. The Trustees also considered the shareholder servicing fees to be charged by GMO to different share classes of the Fund in light of the services to be provided to each class by GMO.

The Trustees also considered that the non-investment management services to be provided by GMO to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services, were the same as the services provided by GMO under its current management agreements with other GMO funds.

Since the Fund had not yet commenced operations, no information regarding GMO’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, consider information previously provided to them by GMO regarding its overall profits from managing the other GMO funds. The Trustees also considered how the proposed fees compared to fees paid by other GMO funds and took note of “fallout benefits” that would be realized by GMO from its management of the Fund and the other GMO funds. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to GMO associated with managing the Fund.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel, and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO would employ in managing the Fund, GMO’s organization, its reputation, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to be provided to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial management agreement, that the nature, extent, and quality of GMO’s services to be provided to the Fund supported their approval of the Fund’s management agreement and that the fee to be charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial management agreement.

GMO High Yield Fund

Approval of renewal of management agreement for GMO High Yield Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

103

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Opportunistic Income Fund

Approval of renewal of management agreement for GMO Opportunistic Income Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting

104

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for each separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to each such account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising each such account. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

105

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management agreement. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

106

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

107

SR-083126-FI

GMO Trust

Semi-Annual Financial Statements and Other Information

August 31, 2026

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

MAC Implementation Fund

Multi-Asset Credit Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 148.4%

	Australia — 1.2%
5,679	Aristocrat Leisure Ltd. (a)	246,925
66,988	BHP Group Ltd. (a)	3,150,559
7,144	CSL Ltd. (a)	875,068
248,428	Fortescue Ltd. (a)	3,144,704
476,210	Stockland – (REIT) (a)	1,486,564
374,420	Vicinity Ltd. – (REIT) (a)	667,402
15,110	Wesfarmers Ltd. (a)	858,735

	Total Australia	10,429,957

	Austria — 0.4%
9,342	Erste Group Bank AG (a)	1,313,049
25,764	Raiffeisen Bank International AG (a)	1,906,595

	Total Austria	3,219,644

	Belgium — 0.5%
46,781	Ageas SA (a)	4,101,285

	Bermuda — 1.8%
219,051	Brookfield Infrastructure Partners LP(a)	8,280,128
254,309	Brookfield Renewable Partners LP (a)	8,041,250

	Total Bermuda	16,321,378

	Canada — 5.2%
10,500	Alimentation Couche-Tard, Inc. (a)	632,371
1,152,308	ARC Resources Ltd. (a)	27,719,578
17,900	Brookfield Asset Management Ltd. – Class A (a) (b)	921,850
13,600	Canadian Tire Corp. Ltd. – Class A (a)	1,843,033
19,800	CCL Industries, Inc. – Class B (a)	1,328,619
33,200	CGI, Inc. (a)	2,499,911
612	Constellation Software, Inc. (a)	1,385,978
2,300	Empire Co. Ltd. – Class A (a)	79,441
1,000	Fairfax Financial Holdings Ltd. (a)	1,630,528
3,700	FirstService Corp.	514,895
4,500	iA Financial Corp., Inc. (a)	642,166
21,369	IGM Financial, Inc. (a)	1,330,446
32,790	Magna International, Inc. (a) (c)	2,150,040
11,300	Magna International, Inc. (a) (c)	741,946
5,282	Nutrien Ltd. (a)	398,950
43,460	Open Text Corp. (a) (c)	1,083,458
38,400	Open Text Corp. (a) (c)	958,095

	Total Canada	45,861,305

	China — 0.6%
511,000	AviChina Industry & Technology Co. Ltd. – Class H	189,824
61,000	Beijing Enterprises Holdings Ltd.	251,349
250,000	China National Building Material Co. Ltd. – Class H	114,571
768,500	China Overseas Land & Investment Ltd.	1,224,267
1,578,000	China Railway Group Ltd. – Class H	692,258
92,800	China Taiping Insurance Holdings Co. Ltd.	249,811

Shares	Description	Value ($)

	China — continued
972,000	CITIC Ltd.	1,626,237
39,866	JD.com, Inc. ADR (a)	1,125,816
14,900	Kuaishou Technology	63,412
152,000	Longfor Group Holdings Ltd.	121,563

	Total China	5,659,108

	Denmark — 1.3%
777	AP Moller - Maersk AS – Class A (a)	2,513,181
824	AP Moller - Maersk AS – Class B (a)	2,760,616
10,004	Carlsberg AS – Class B (a)	1,370,392
11,905	Genmab AS *	3,934,250
2,808	Pandora AS (a)	370,536
29,058	Rockwool AS – B Shares (a)	931,245

	Total Denmark	11,880,220

	Finland — 0.8%
38,775	Neste OYJ (a)	1,448,331
171,921	Nokia OYJ (a)	1,748,527
112,443	Nokia OYJ Sponsored ADR (a)	1,140,172
15,971	Orion OYJ – Class B	1,465,228
32,140	Wartsila OYJ Abp (a)	1,038,199

	Total Finland	6,840,457

	France — 2.1%
13,071	Amundi SA (a)	1,430,827
2,797	ArcelorMittal SA (a)	208,418
9,602	BioMerieux (a)	835,196
19,639	Capgemini SE (a)	2,442,923
28,069	Carrefour SA (a)	509,985
28,610	Cie Generale des Etablissements Michelin SCA (a)	1,160,936
55,685	Dassault Systemes SE (a)	1,474,769
8,133	Ipsen SA (a)	1,540,315
7,526	Legrand SA (a)	1,194,078
2,150	L’Oreal SA (a)	957,301
3,563	LVMH Moet Hennessy Louis Vuitton SE (a)	1,867,981
1,168	Publicis Groupe SA (a)	137,013
11,022	Safran SA (a)	4,307,836
2,275	Schneider Electric SE (a)	778,688
2,524	TotalEnergies SE (a)	222,399

	Total France	19,068,665

	Germany — 3.1%
31,600	Bayer AG (Registered) (a)	1,798,593
2,364	Bayerische Motoren Werke AG (a)	169,606
134,301	Delivery Hero SE *	5,703,771
60,932	Deutsche Bank AG (Registered) (a)	2,440,297
21,379	Deutsche Post AG (a)	1,388,660
721	Deutsche Telekom AG (Registered) (a)	23,695
58,157	E.ON SE (a)	1,200,916
4,262	GEA Group AG (a)	331,765
19,119	Infineon Technologies AG (a)	1,246,312

1	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
8,143	Knorr-Bremse AG (a)	995,649
41,919	Mercedes-Benz Group AG (a)	2,294,050
28,600	Qiagen NV (b)	1,238,094
1,653	Rational AG (a)	1,205,860
17,269	SAP SE (a)	3,800,735
15,121	Scout24 SE	1,397,809
3,475	Siemens AG (Registered) (a)	1,151,991
2,777	Symrise AG (a)	296,733
8,553	Talanx AG (a)	1,238,973

	Total Germany	27,923,509

	Hong Kong — 1.3%
412,268	CK Asset Holdings Ltd. (a)	2,376,505
311,500	CK Hutchison Holdings Ltd. (a)	2,781,445
766,279	HKT Trust & HKT Ltd. (a)	1,192,649
300,000	SITC International Holdings Co. Ltd.	1,824,328
81,000	Sun Hung Kai Properties Ltd. (a)	1,196,381
79,500	Techtronic Industries Co. Ltd. (a)	1,367,271
1,234,000	WH Group Ltd. (a)	1,164,845

	Total Hong Kong	11,903,424

	Indonesia — 0.0%
888,600	Astra International Tbk. PT	240,575

	Israel — 0.4%
2,056	Check Point Software Technologies Ltd. *	285,599
54,899	ICL Group Ltd.	313,211
53,907	Israel Discount Bank Ltd. – Class A	616,085
17,780	Nice Ltd. Sponsored ADR* (a)	1,941,221

	Total Israel	3,156,116

	Italy — 1.6%
21,221	Buzzi SpA (a)	1,010,839
26,744	Leonardo SpA (a)	1,606,721
22,810	Moncler SpA (a)	1,245,468
8,197	Prysmian SpA (a)	1,145,750
21,804	Recordati Industria Chimica e Farmaceutica SpA	1,330,515
33,819	Snam SpA (a)	227,597
391,686	Stellantis NV * (a)	2,164,648
339,660	Telecom Italia SpA * (a)	3,089,564
42,254	Tenaris SA (a)	1,179,364
43,845	Unipol Assicurazioni SpA (a)	1,437,024

	Total Italy	14,437,490

	Japan — 5.6%
36,000	Dai Nippon Printing Co. Ltd. (a)	695,807
12,400	Daiichi Sankyo Co. Ltd. (a)	222,063
91,500	Daito Trust Construction Co. Ltd. (a)	1,907,822
29,100	Daiwa House Industry Co. Ltd. (a)	849,389
2,500	Fast Retailing Co. Ltd. (a)	1,127,994
22,300	Fuji Electric Co. Ltd. (a)	1,915,773
62,200	Honda Motor Co. Ltd. (a)	665,887

Shares	Description	Value ($)

	Japan — continued
7,900	Hoya Corp. (a)	1,209,695
49,100	Idemitsu Kosan Co. Ltd. (a)	434,812
121,200	Inpex Corp. (a)	2,995,042
5,400	Japan Post Insurance Co. Ltd. (a)	56,972
76,400	Kirin Holdings Co. Ltd. (a)	1,458,588
8,000	Komatsu Ltd. (a)	369,977
7,900	Kubota Corp. (a)	144,135
81,000	Kyowa Kirin Co. Ltd.	1,333,901
3,100	Makita Corp. (a)	102,417
15,100	Minebea Mitsumi, Inc. (a)	317,140
34,800	Mitsubishi Electric Corp. (a)	1,205,010
5,300	Murata Manufacturing Co. Ltd. (a)	235,533
48,700	Nippon Yusen KK (a)	2,141,453
1,104,500	Nissan Motor Co. Ltd. * (a)	2,258,375
67,500	Nitto Denko Corp. (a)	1,474,124
19,300	Olympus Corp. (a)	254,796
29,400	Osaka Gas Co. Ltd. (a)	1,059,019
52,000	Panasonic Holdings Corp. (a)	1,449,980
18,100	Recruit Holdings Co. Ltd. (a)	2,049,891
103,400	SBI Holdings, Inc. (a)	2,136,167
33,900	Shin-Etsu Chemical Co. Ltd. (a)	1,269,237
116,100	Shionogi & Co. Ltd. (a)	2,110,505
112,300	Subaru Corp. (a)	1,861,909
14,800	Sumitomo Metal Mining Co. Ltd. (a)	1,021,043
111,700	Suzuki Motor Corp. (a)	1,546,412
55,102	TDK Corp. (a)	1,055,135
32,700	Terumo Corp. (a)	515,322
3,600	Tokyo Electron Ltd. (a)	1,260,005
64,700	Tokyo Gas Co. Ltd. (a)	2,501,618
13,500	TOPPAN Holdings, Inc. (a)	428,008
85,800	Toyota Tsusho Corp. (a)	3,982,355
104,300	Yamaha Motor Co. Ltd. (a)	1,242,518
18,500	Yokogawa Electric Corp. (a)	588,174

	Total Japan	49,454,003

	Mexico — 0.0%
6,616	Cemex SAB de CV Sponsored ADR	71,056

	Netherlands — 1.6%
32,749	ABN AMRO Bank NV (a)	1,588,005
261,269	Aegon Ltd. (a)	2,407,163
48,240	Akzo Nobel NV (a)	3,451,409
1,400	ASM International NV (a)	1,316,651
38,368	EXOR NV (a)	3,261,442
15,702	ING Groep NV (a)	555,858
3,495	NN Group NV (a)	315,977
2,439	Prosus NV	108,648
18,465	Wolters Kluwer NV (a)	1,519,040

	Total Netherlands	14,524,193

	New Zealand — 0.0%
65,902	Meridian Energy Ltd. (a)	215,635

See accompanying notes to the financial statements.	2

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Norway — 0.6%
41,797	Equinor ASA (a)	1,792,695
17,581	Equinor ASA Sponsored ADR (a)	752,467
143,992	Norsk Hydro ASA (a)	1,453,747
65,654	Orkla ASA (a)	669,673
17,399	Yara International ASA	852,794

	Total Norway	5,521,376

	Poland — 0.4%
79,462	ORLEN SA	3,285,635
143,893	PGE Polska Grupa Energetyczna SA *	427,028

	Total Poland	3,712,663

	Portugal — 0.2%
57,921	Galp Energia SGPS SA	1,449,595

	Singapore — 0.8%
278,400	CapitaLand Integrated Commercial Trust – (REIT)	517,991
74,600	Singapore Exchange Ltd.	1,493,333
16,400	Wilmar International Ltd.	49,390
1,308,800	Yangzijiang Shipbuilding Holdings Ltd.	4,971,785

	Total Singapore	7,032,499

	South Korea — 1.7%
17,151	Hankook Tire & Technology Co. Ltd.	832,580
38,235	HMM Co. Ltd.	597,964
7,583	Hyundai Glovis Co. Ltd.	1,144,665
5,021	Hyundai Mobis Co. Ltd.	1,657,303
25,161	Kia Corp.	2,400,068
31,620	Korea Electric Power Corp.	737,259
5,587	Korea Electric Power Corp. Sponsored ADR (a)	64,809
578	Korea Investment Holdings Co. Ltd.	80,737
1,359	Krafton, Inc.	224,921
13,343	LG Corp.	1,159,116
16,216	LG Electronics, Inc.	2,546,969
4,288	POSCO Holdings, Inc.	1,057,175
1,179	POSCO Holdings, Inc. Sponsored ADR (a)	72,332
10,651	Samsung Electronics Co. Ltd.	2,010,726
854	Samsung SDS Co. Ltd.	149,159
3,743	Shinhan Financial Group Co. Ltd. ADR (a)	296,333
71	Shinhan Financial Group Co. Ltd.	5,653

	Total South Korea	15,037,769

	Spain — 2.7%
40,565	Amadeus IT Group SA (a)	2,748,871
63,415	Banco Bilbao Vizcaya Argentaria SA (a)	1,834,752
740,761	Banco Santander SA Sponsored ADR (a)	10,785,480
328,078	Banco Santander SA (a)	4,801,027
4,664	Industria de Diseno Textil SA (a)	313,520
256,389	Mapfre SA (a)	1,328,568
67,824	Repsol SA (a)	2,163,218

	Total Spain	23,975,436

Shares	Description	Value ($)

	Sweden — 1.6%
34,541	Atlas Copco AB – B Shares (a)	641,864
40,035	Boliden AB (a)	2,355,113
14,543	Industrivarden AB – A Shares (a)	823,128
59,584	Industrivarden AB – C Shares (a)	3,338,846
13,257	Investor AB – B Shares (a)	570,364
11,334	Millicom International Cellular SA	1,062,676
30,927	Sandvik AB (a)	1,239,153
22,696	Skanska AB – B Shares (a)	643,927
84,044	SKFAB–B Shares (a)	2,431,106
26,103	Svenska Cellulosa AB SCA – Class B (a)	310,722
5,768	Trelleborg AB – Class B (a)	270,373
6,863	Volvo AB – B Shares (a)	247,550

	Total Sweden	13,934,822

	Switzerland — 0.9%
12,101	ABB Ltd. (Registered) (a)	1,184,997
6,330	BKW AG (a)	979,400
14,746	Holcim AG (a)	1,293,121
11,995	Logitech International SA (Registered) (a)	1,178,272
1,672	Novartis AG (Registered) (a)	254,313
1,200	Schindler Holding AG (Registered) (a)	381,079
447	Swatch Group AG – Class BR (a)	103,447
27,106	UBS Group AG (Registered) (a)	1,484,228
1,328	VAT Group AG (a)	986,284

	Total Switzerland	7,845,141

	Taiwan — 2.0%
87,000	Asustek Computer, Inc.	2,738,779
371,000	Evergreen Marine Corp. Taiwan Ltd.	2,731,676
162,000	Hon Hai Precision Industry Co. Ltd.	1,276,040
170,000	Pegatron Corp.	487,988
9,000	Realtek Semiconductor Corp.	204,678
104,317	Taiwan Semiconductor Manufacturing Co. Ltd.	7,839,612
372,000	Wan Hai Lines Ltd.	1,337,161
93,000	Wistron Corp.	521,811
130,000	Yang Ming Marine Transport Corp.	243,903

	Total Taiwan	17,381,648

	Thailand — 0.5%
123,600	Kasikornbank PCL NVDR	924,087
1,937,800	Krung Thai Bank PCL NVDR	2,525,285
137,900	PTT Exploration & Production PCL NVDR	617,635

	Total Thailand	4,067,007

	Turkey — 0.1%
129,508	Turk Hava Yollari AO	809,365
1,100,623	Turkiye Is Bankasi AS – Class C	287,890

	Total Turkey	1,097,255

	United Arab Emirates — 0.0%
22,767	Emaar Development PJSC	78,796

3	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 9.0%
95,678	3i Group PLC (a)	3,620,874
658,683	Beazley PLC	11,526,873
852,622	BT Group PLC (a)	2,359,554
3,659	Coca-Cola HBC AG – Class DI (a)	225,001
121,364	Compass Group PLC (a)	3,693,340
74,559	Diageo PLC (a)	1,714,101
73,630	Experian PLC (a)	2,997,321
34,455	Glencore PLC (a)	274,950
42,234	GSK PLC Sponsored ADR (a)	2,122,258
16,582	GSK PLC (a)	417,031
39,342	HSBC Holdings PLC (a)	805,860
253,660	Intertek Group PLC	19,931,169
411,463	JD Sports Fashion PLC (a)	477,143
450,496	Kingfisher PLC (a)	1,904,170
6,589	Next PLC (a)	1,377,860
77,103	Pearson PLC (a)	1,278,619
110,760	Sage Group PLC (a)	1,619,076
1,095,284	Segro PLC – (REIT) (a)	14,120,321
6,355	Shell PLC ADR	581,165
12,187	Smiths Group PLC (a)	425,932
47,836	Standard Chartered PLC (a)	1,389,261
45,145	Unilever PLC (a)	2,906,412
1,022,155	Vodafone Group PLC (a)	1,638,322
140,524	Vodafone Group PLC Sponsored ADR (a)	2,254,005

	Total United Kingdom	79,660,618

	United States — 100.4%
18,694	AAON, Inc. (a)	1,420,183
35,106	Abbott Laboratories (a)	3,874,298
30,184	Accenture PLC – Class A (a)	5,727,716
15,477	Acushnet Holdings Corp.	1,337,058
14,495	Adobe, Inc. * (a)	4,243,991
1,657,628	AES Corp. (a)	24,433,437
3,100	Air Products & Chemicals, Inc. (a) (b)	959,326
67,300	Albertsons Cos., Inc. – Class A (a) (b)	831,155
9,237	Allegion PLC (a)	1,434,044
14,470	Allstate Corp. (a)	3,730,366
24,615	Alphabet, Inc. – Class A (a)	8,353,100
3,685	Alphabet, Inc. – Class C (a)	1,235,986
38,785	Amazon.com, Inc. * (a)	10,075,179
8,018	American Electric Power Co., Inc. (a)	981,644
1,396	American Express Co. (a)	460,917
8,439	Amphenol Corp. – Class A (a)	1,338,003
96,018	Apogee Therapeutics, Inc. * (a)	12,970,111
29,384	Apple, Inc. (a)	9,310,320
113	Applied Materials, Inc. (a)	51,798
20,712	AptarGroup, Inc. (a)	2,726,113
55,223	Aramark (a)	3,109,607
10,686	Arch Capital Group Ltd. * (a)	1,047,976
79,559	Arcosa, Inc. (a)	11,559,923
154,529	Atkore, Inc. (a)	14,477,822
6,194	Axcelis Technologies, Inc. * (a)	714,354
16,620	Badger Meter, Inc. (a)	2,251,511

Shares	Description	Value ($)

	United States — continued
15,713	Balchem Corp. (a)	2,763,760
42,083	Bank of America Corp. (a)	2,606,621
4,572	Bank of New York Mellon Corp. (a)	737,372
4,000	Becton Dickinson & Co. (a) (b)	752,440
48,148	Best Buy Co., Inc. (a)	3,859,062
7,000	Blackstone, Inc. (a) (b)	1,002,680
29,156	Block, Inc. * (a)	2,391,375
18,718	Booz Allen Hamilton Holding Corp. (a)	1,416,017
28,600	Boston Scientific Corp. * (a) (b)	1,381,380
12,722	Broadcom, Inc. (a)	4,711,466
27,595	Bruker Corp.	1,600,786
14,121	Builders FirstSource, Inc. * (a)	937,634
32,090	Cactus, Inc. – Class A (a)	2,256,569
710	Cadence Design Systems, Inc. * (a)	240,534
487,085	Caesars Entertainment, Inc. * (a)	14,466,425
17,151	Capital One Financial Corp. (a)	3,679,061
1,688	Casey’s General Stores, Inc. (a)	1,269,731
1,479	Caterpillar, Inc. (a)	1,179,458
1,226	Cboe Global Markets, Inc. (a)	368,045
8,598	CBRE Group, Inc. – Class A * (a)	1,253,674
26,627	Celsius Holdings, Inc. * (a)	837,419
20,899	CF Industries Holdings, Inc. (a)	2,717,497
85,085	Charter Communications, Inc. – Class A * (a) (b)	12,970,357
3,612	Chubb Ltd. (a)	1,223,023
1,201	Ciena Corp. * (a)	459,743
20,641	Cigna Group (a)	5,698,567
17,593	Cirrus Logic, Inc. * (a)	1,926,609
11,629	Cisco Systems, Inc. (a)	1,284,888
28,652	Citigroup, Inc. (a)	3,771,176
8,131	Citizens Financial Group, Inc. (a)	559,982
4,983	Clean Harbors, Inc. * (a)	1,570,891
213,361	CNH Industrial NV (a)	2,524,061
32,596	Coca-Cola Co. (a)	2,890,287
8,744	Coca-Cola Consolidated, Inc. (a)	1,710,064
293,511	Coeur Mining, Inc.	6,099,159
66,434	Cognizant Technology Solutions Corp. – Class A (a)	4,290,308
29,322	Cohen & Steers, Inc. (a)	2,365,406
191,532	Comcast Corp. – Class A (a) (b)	5,098,582
764	Comfort Systems USA, Inc. (a)	1,180,854
10,410	Consolidated Edison, Inc. (a)	1,114,078
16,171	Constellation Brands, Inc. – Class A (a)	2,112,256
17,500	Cooper Cos., Inc. * (a) (b)	1,226,575
75,478	Corebridge Financial, Inc. (a)	2,456,054
11,781	Corteva, Inc. (a)	997,026
8,398	CorVel Corp. *	578,454
19,522	CoStar Group, Inc. * (a)	626,071
6,510	Crowdstrike Holdings, Inc. – Class A * (a)	1,503,810
1,983	Cummins, Inc. (a)	1,119,205
1,729	Curtiss-Wright Corp. (a)	1,007,194
37,840	CVS Health Corp. (a)	3,553,554
2,200	Darden Restaurants, Inc. (a)	471,372
4,686	Datadog, Inc. – Class A * (a)	1,110,769

See accompanying notes to the financial statements.	4

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued
29,789	Deckers Outdoor Corp. * (a)	2,594,026
26,263	Delta Air Lines, Inc. (a)	2,048,514
323,529	Devon Energy Corp. (a)	15,694,392
29,762	Dolby Laboratories, Inc. – Class A (a)	1,832,149
3,930	Dollar General Corp. (a)	498,128
782,358	DoubleVerify Holdings, Inc. *	10,483,597
5,920	Dover Corp. (a)	1,149,842
14,970	Dr. Horton, Inc. (a)	2,164,063
8,891	Duke Energy Corp. (a)	1,066,120
3,500	Eagle Materials, Inc. (a) (b)	679,910
12,095	eBay, Inc. (a)	1,252,558
24,289	Edison International (a)	1,311,120
14,960	Edwards Lifesciences Corp. * (a)	1,357,620
277,864	Element Solutions, Inc. (a)	9,875,287
8,757	Elevance Health, Inc. (a)	3,437,473
2,952	Eli Lilly & Co. (a)	3,414,667
1,573	EMCOR Group, Inc. (a)	1,155,431
5,058	Entegris, Inc. (a)	684,297
8,053	EOG Resources, Inc. (a)	1,167,363
448,609	Equitable Holdings, Inc. (a)	22,488,769
648,785	Essential Utilities, Inc. (a)	26,710,478
7,878	Everest Group Ltd. (a)	2,951,493
14,454	Evergy, Inc. (a)	1,171,063
25,217	Exelon Corp. (a)	1,102,487
8,299	Expeditors International of Washington, Inc. (a)	1,573,905
2,541	Fabrinet *	1,049,255
3,790	FedEx Corp. (a)	1,240,846
589	First Solar, Inc. * (a)	118,919
11,258	Fiserv, Inc. * (a)	600,164
32,700	Fluor Corp. * (a) (b)	1,782,477
282,048	Ford Motor Co. (a)	3,931,749
3,579	Fortinet, Inc. * (a)	611,759
37,758	Fox Corp. – Class A (a) (b)	2,543,001
12,758	FTI Consulting, Inc. * (a)	1,920,972
30,289	Gaming & Leisure Properties, Inc. – (REIT) (a)	1,274,258
54,939	GE HealthCare Technologies, Inc. (a)	3,913,305
30,368	Gen Digital, Inc. (a)	941,408
66,984	General Mills, Inc. (a)	2,759,741
29,831	General Motors Co. (a)	2,575,012
16,500	Gitlab, Inc. – Class A * (a) (b)	767,910
22,051	Global Payments, Inc. (a)	2,007,744
29,649	Globus Medical, Inc. – Class A * (a)	2,412,539
1,279	Goldman Sachs Group, Inc. (a)	1,312,126
35,598	Halliburton Co. (a)	1,311,786
8,436	Hartford Insurance Group, Inc. (a)	1,158,938
63,907	Hewlett Packard Enterprise Co. (a)	3,338,502
3,699	Hilton Worldwide Holdings, Inc. (a)	1,169,920
12,300	Houlihan Lokey, Inc. (a)	1,639,467
147,126	HP, Inc. (a)	4,416,723
6,724	Huntington Bancshares, Inc. (a)	112,190
32,777	Incyte Corp. * (a)	4,038,782
4,835	Installed Building Products, Inc.	1,174,083

Shares	Description	Value ($)

	United States — continued
15,237	Interactive Brokers Group, Inc. – Class A (a)	1,482,408
28,500	International Paper Co. (a) (b)	1,081,005
4,345	Intuit, Inc. (a)	1,561,159
8,527	Intuitive Surgical, Inc. * (a)	3,213,485
12,996	Itron, Inc. * (a)	1,260,742
3,607	Jabil, Inc. (a)	1,101,073
14,015	Jack Henry & Associates, Inc. (a)	2,353,259
17,486	Jacobs Solutions, Inc. (a) (b)	2,606,288
855	JB Hunt Transport Services, Inc. (a)	226,977
27,722	Johnson & Johnson (a)	7,369,894
5,761	Kadant, Inc. (a)	1,723,346
1,010,944	Kenvue, Inc. (a)	19,086,623
39,500	Keurig Dr. Pepper, Inc. (a) (b)	1,258,470
780	Keysight Technologies, Inc. * (a)	251,706
13,797	Kimberly-Clark Corp. (a) (b)	1,489,386
55,007	Kimco Realty Corp. – (REIT) (a)	1,304,216
8,600	KKR & Co., Inc. (a) (b)	943,592
11,306	KLA Corp. (a)	1,983,638
99,728	Kraft Heinz Co. (a)	2,560,018
22,766	Lam Research Corp. (a)	6,863,721
19,400	Lamb Weston Holdings, Inc. (a) (b)	1,057,882
3,259	Landstar System, Inc. (a)	588,673
27,639	Leidos Holdings, Inc. (a)	3,875,264
25,749	Lennar Corp. – Class A (a)	2,165,748
53,800	LKQ Corp. (a) (b)	1,350,380
30,773	Lululemon Athletica, Inc. * (a)	3,700,761
89,268	LXP Industrial Trust – (REIT) (a)	5,419,460
41,932	LyondellBasell Industries NV – Class A (a)	2,728,935
1,037	M&T Bank Corp. (a)	242,596
17,950	Malibu Boats, Inc. – Class A *	483,932
88,926	MarketAxess Holdings, Inc. (a)	14,462,035
2,500	Martin Marietta Materials, Inc. (a) (b)	1,296,750
14,305	Marzetti Co.	1,611,458
3,534	Masco Corp. (a)	255,013
7,354	Mastercard, Inc. – Class A (a)	4,333,786
2,465	Medpace Holdings, Inc. * (a)	1,464,185
29,273	Merck & Co., Inc. (a)	4,325,379
73,204	Meta Platforms, Inc. – Class A (a) (b)	41,897,577
29,452	Microsoft Corp. (a)	14,940,705
6,800	Middleby Corp. * (a) (b)	753,712
6,800	Midera Food Processing, Inc. *	318,784
3,666	MongoDB, Inc. * (a)	1,662,054
986	Monolithic Power Systems, Inc. (a)	1,250,021
28,464	Monster Beverage Corp. * (a)	1,307,067
6,488	Morgan Stanley (a)	1,384,020
70,371	Netflix, Inc. * (a) (b)	5,703,570
18,081	Neurocrine Biosciences, Inc. * (a)	2,785,016
29,342	New York Times Co. – Class A (a)	1,973,836
137,234	NextEra Energy, Inc. (a)	11,299,848
2,593	Nordson Corp. (a)	834,220
65,485	Norfolk Southern Corp. (a)	22,447,603
2,727	Northrop Grumman Corp. (a)	1,471,762
263,078	Northwestern Energy Group, Inc.	18,194,475

5	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued
17,391	Nucor Corp. (a)	4,341,489
19,674	NVIDIA Corp. (a)	4,343,626
27,284	Ollie’s Bargain Outlet Holdings, Inc. * (a)	2,057,759
29,630	Omnicom Group, Inc. (a)	2,593,514
6,317	Onto Innovation, Inc. * (a)	1,687,966
17,959	Oracle Corp. (a)	2,678,046
291	Parker-Hannifin Corp. (a)	285,017
63,997	PayPal Holdings, Inc. (a)	3,370,402
93,500	Penn Entertainment, Inc. * (b)	1,562,385
5,580	Pentair PLC (a)	337,367
91,013	Pfizer, Inc. (a)	2,590,230
9,220	Philip Morris International, Inc. (a)	1,726,906
2,316	Phillips 66 (a)	571,079
38,906	Pinterest, Inc. – Class A * (a)	844,649
423	PPG Industries, Inc. (a)	47,448
15,242	PriceSmart, Inc.	2,591,292
12,529	Principal Financial Group, Inc. (a)	1,380,195
884	PTC, Inc. * (a)	137,674
18,955	PulteGroup, Inc. (a)	2,394,396
6,546	Qnity Electronics, Inc. (a)	781,789
16,897	QUALCOMM, Inc. (a)	2,880,601
7,628	Quest Diagnostics, Inc. (a)	1,833,008
101,400	QXO, Inc. * (a) (b)	1,346,592
1,772	Raymond James Financial, Inc. (a)	315,717
1,853	RBC Bearings, Inc. * (a)	915,864
5,470	Reddit, Inc. – Class A * (a)	808,521
3,809	Regeneron Pharmaceuticals, Inc. (a)	3,043,696
74,833	Regions Financial Corp. (a)	2,236,010
84,800	Rocket Cos., Inc. – Class A * (a) (b)	1,137,168
1,651	Rockwell Automation, Inc. (a)	700,734
127,865	Roku, Inc. * (a)	20,065,854
5,764	Ross Stores, Inc. (a)	1,317,305
17,310	Salesforce, Inc. (a)	4,458,017
11,434	SharkNinja, Inc. * (a)	2,200,931
91,811	Silicon Laboratories, Inc. *	20,111,200
1,223	Simon Property Group, Inc. – (REIT) (a)	259,667
19,800	Solstice Advanced Materials, Inc. (a) (b)	1,255,122
5,200	Solventum Corp. * (a) (b)	473,512
14,122	SS&C Technologies Holdings, Inc. (a)	1,171,702
7,804	State Street Corp. (a)	1,493,530
5,524	Steel Dynamics, Inc. (a)	1,284,993
23,055	StepStone Group, Inc. – Class A (a)	1,204,854
5,400	Stryker Corp. (a)	1,748,520
85,266	Super Micro Computer, Inc. * (a)	3,178,717
51,163	Synchrony Financial (a)	3,943,644
7,495	Synopsys, Inc. * (a) (b)	3,294,727
32,628	T. Rowe Price Group, Inc. (a)	3,630,844
14,790	Target Corp. (a)	2,379,415
12,453	TE Connectivity PLC (a)	2,555,978
18,274	Texas Instruments, Inc. (a)	4,767,869
25,075	Textron, Inc. (a)	2,020,042
11,969	Thermo Fisher Scientific, Inc. (a)	7,386,070
14,939	TJX Cos., Inc. (a)	2,000,482
11,349	Tradeweb Markets, Inc. – Class A (a)	1,222,287

Shares	Description	Value ($)

	United States — continued
1,964	Trane Technologies PLC (a)	872,802
3,686	Travelers Cos., Inc. (a)	1,348,818
54,817	Trex Co., Inc. * (a)	2,498,559
34,943	Trimble, Inc. * (a)	2,094,483
400,676	TXNM Energy, Inc. (a)	23,082,944
114,343	U.S. Bancorp (a)	7,041,242
4,109	U.S. Lime & Minerals, Inc. (a)	485,396
44,772	Uber Technologies, Inc. * (a) (b)	3,387,002
2,753	Ulta Beauty, Inc. * (a)	1,478,636
29,710	UniFirst Corp. (a)	8,217,786
22,277	United Airlines Holdings, Inc. * (a)	2,405,693
23,209	United Parcel Service, Inc. – Class B (a)	2,419,074
2,557	United Therapeutics Corp. * (a)	1,305,042
11,106	UnitedHealth Group, Inc. (a)	4,324,787
11,187	Universal Display Corp. (a)	930,423
4,827	Valero Energy Corp. (a)	1,732,507
16,086	Veeco Instruments, Inc. *	712,610
6,836	Veeva Systems, Inc. – Class A * (a)	1,952,977
76,650	Verizon Communications, Inc. (a)	3,834,033
50,264	VICI Properties, Inc. – (REIT) (a)	1,289,272
14,217	Visa, Inc. – Class A (a)	5,393,503
17,208	Walt Disney Co. (a)	1,850,720
541	Waters Corp. * (a)	224,315
3,798	West Pharmaceutical Services, Inc. (a)	1,295,536
5,880	Williams-Sonoma, Inc. (a)	1,342,110
977	WW Grainger, Inc. (a)	1,279,372
16,812	XPEL, Inc. *	828,159
2,943	Yum! Brands, Inc. (a)	451,191
7,223	Zoetis, Inc. (a)	556,893
36,832	Zoom Communications, Inc. * (a)	3,560,918

	Total United States	893,044,385

	TOTAL COMMON STOCKS (COST $1,206,003,505)	1,319,147,030

	PREFERRED STOCKS (d) — 0.4%

	Brazil — 0.1%
128,300	Cia Energetica de Minas Gerais	264,942
57,849	Gerdau SA Sponsored ADR (a)	266,684

	Total Brazil	531,626

	Germany — 0.3%
27,136	Volkswagen AG (a)	2,430,159

	South Korea — 0.0%
3,657	Samsung Electronics Co. Ltd.	495,256

	TOTAL PREFERRED STOCKS (COST $3,370,057)	3,457,041

	RIGHTS/WARRANTS — 0.2%

	Canada — 0.0%
176,256	Resolute Forest Products, Inc. * (e)	264,384

See accompanying notes to the financial statements.	6

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

	Shares / Par Value†	Description	Value ($)

		United States — 0.2%
	13,635	ABIOMED, Inc. CVR * (e)	21,816
	117,606	Akero Therapeutics, Inc. CVR * (e)	58,803
	195,149	Bristol-Myers Squibb Co. CVR * (e)	634,234
	522,750	Centessa Pharmaceuticals PLC CVR, ADR * (e)	1,045,500
	192,737	Hologic, Inc. * (e)	1,927
	38,486	Pershing Square Holdings Ltd. * (e)	11,546
	121,981	Walgreens Boots Alliance, Inc. CVR * (e)	60,991

		Total United States	1,834,817

		TOTAL RIGHTS/WARRANTS (COST $1,998,516)	2,099,201

		INVESTMENT FUNDS — 1.7%

		Japan — 0.2%
	3,259,500	Carlyle ARE Partners II, L.P. (f) (g)	1,834,420

		United States — 1.5%
	9,856,086	Altaba, Inc.* (e)	13,010,034

		TOTAL INVESTMENT FUNDS (COST $14,141,689)	14,844,454

		DEBT OBLIGATIONS — 20.9%

		Dominican Republic — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%
DOP	126,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	2,604,929

		Kazakhstan — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%
KZT	183,000,000	Development Bank of Kazakhstan JSC, 144A, 18.40%, due 10/16/28	411,584

		Malaysia — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%
MYR	13,900,000	Malaysia Government Bonds, 3.90%, due 11/30/26	3,461,673

		Paraguay — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%
PYG	1,660,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	271,901

		SupraNational — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%
TRY	96,800,000	European Bank for Reconstruction & Development, 40.00%, due 09/08/28	2,005,802

		Uganda — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%
UGX	750,000,000	Republic of Uganda Government Bonds, 16.25%, due 11/08/35	211,673

	Par Value† / Shares	Description	Value ($)

		Uganda — continued

		Sovereign and Sovereign Agency Issuers — continued
UGX	1,010,000,000	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	274,908

		Total Uganda	486,581

		United States — 19.8%

		U.S. Government — 17.6%
	22,565,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 04/30/28 (a) (h)	22,581,949
	16,881,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.97%, due 07/31/27 (a) (h)	16,904,749
	155,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 4.00%, due 10/31/27 (h)	155,296
	110,060,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 01/31/28 (a) (h)	110,158,656
	6,530,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28 (a) (h)	6,529,632

		Total U.S. Government	156,330,282

		U.S. Government Agency — 2.2%
	15,000,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 09/01/41	15,144,756
	1,500,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 09/01/56	1,223,322
	3,100,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/56	3,133,690

		Total U.S. Government Agency	19,501,768

		Total United States	175,832,050

		Uruguay — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%
UYU	13,000,000	Uruguay Government International Bonds, 8.25%, due 05/21/31	336,104
UYU	17,700,000	Uruguay Government International Bonds, 8.00%, due 10/29/35	444,882

		Total Uruguay	780,986

		TOTAL DEBT OBLIGATIONS (COST $185,439,871)	185,855,506

		SHORT-TERM INVESTMENTS — 23.3%

		Money Market Funds — 0.8%
	6,785,645	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (i)	6,785,645

7	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

	Par Value†	Description	Value ($)

		Repurchase Agreements — 21.9%
	195,003,989	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/26, maturing on 09/01/26 with a maturity value of $195,023,815 and an effective yield of 3.66%, collateralized by a U.S. Treasury Note with maturity date 03/31/29 and a market value of $198,909,319.	195,003,989

		Sovereign and Sovereign Agency Issuers — 0.6%
EGP	58,000,000	Egypt Treasury Bills, Zero Coupon, due 09/01/26	1,141,283
EGP	34,000,000	Egypt Treasury Bills, Zero Coupon, due 10/06/26	653,828
EGP	22,000,000	Egypt Treasury Bills, Zero Coupon, due 10/20/26	419,251
EGP	20,000,000	Egypt Treasury Bills, Zero Coupon, due 12/15/26	367,387

	Par Value†	Description	Value ($)

		Sovereign and Sovereign Agency Issuers — continued
NGN	1,800,000,000	Nigeria OMO Bills, Zero Coupon, due 01/12/27	1,254,351
NGN	1,600,000,000	Nigeria OMO Bills, Zero Coupon, due 11/17/26	1,147,306
NGN	400,000,000	Nigeria OMO Bills, Zero Coupon, due 10/27/26	290,100

		Total Sovereign and Sovereign Agency Issuers	5,273,506

		TOTAL SHORT-TERM INVESTMENTS (COST $207,146,760)	207,063,140

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options – Calls — 0.0%
iShares 20+ Year Treasury Bond ETF	86.00	09/18/26	371	USD 3,061,492	2,597
iShares 7-10 Year Treasury Bond ETF	95.00	09/18/26	186	USD 1,724,964	558

		Total Equity Options – Calls			3,155

TOTAL PURCHASED OPTIONS (COST $79,624)					3,155

TOTAL INVESTMENTS — 194.9% (Cost $1,618,180,022)					1,732,469,527

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (97.1)%

	Common Stocks — (95.5)%

	Australia — (2.2)%
(123,399)	APA Group	(962,134)
(18,019)	Commonwealth Bank of Australia	(2,059,215)
(38,376)	GPT Group – (REIT)	(129,133)
(27,325)	Insurance Australia Group Ltd.	(153,440)
(193,788)	Lottery Corp. Ltd.	(690,922)
(157,576)	Lynas Rare Earths Ltd. *	(1,776,106)
(2,326)	Macquarie Group Ltd.	(417,117)
(8,092)	National Australia Bank Ltd.	(223,334)
(8,458)	NEXTDC Ltd. *	(83,507)
(266,786)	PLS Group Ltd. *	(1,030,034)
(18,954)	Pro Medicus Ltd.	(2,427,918)
(74,097)	Scentre Group – (REIT)	(190,404)
(28,777)	SGH Ltd.	(814,845)
(782,036)	Sigma Healthcare Ltd.	(1,505,818)
(344,906)	South32 Ltd.	(1,268,988)
(187,985)	Transurban Group	(1,923,814)
(45,170)	Vicinity Ltd. – (REIT)	(80,515)

Shares	Description	Value ($)

	Australia — continued
(23,743)	Westpac Banking Corp.	(586,769)
(5,077)	WiseTech Global Ltd.	(146,347)
(50,894)	Xero Ltd. *	(3,013,998)

	Total Australia	(19,484,358)

	Belgium — (0.5)%
(16,883)	Anheuser-Busch InBev SA	(1,336,020)
(9,774)	Elia Group SA	(1,455,153)
(3,973)	Groupe Bruxelles Lambert NV	(340,765)
(51)	Lotus Bakeries NV	(755,633)
(3,204)	Sofina SA	(918,405)

	Total Belgium	(4,805,976)

	Brazil — (0.3)%
(21,033)	Aura Minerals, Inc.	(1,757,938)
(65,008)	NU Holdings Ltd. – Class A *	(945,867)

	Total Brazil	(2,703,805)

	Canada — (3.9)%
(57,300)	AltaGas Ltd.	(2,220,558)

See accompanying notes to the financial statements.	8

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
(20,800)	AtkinsRealis Group, Inc.	(1,260,652)
(400)	Bombardier, Inc. – Class B *	(86,537)
(219,051)	Brookfield Infrastructure Corp. – Class A	(8,372,129)
(285,459)	Brookfield Renewable Corp.	(9,177,507)
(11,694)	Cameco Corp.	(1,154,899)
(1,300)	Capital Power Corp.	(59,872)
(5,200)	Dollarama, Inc.	(656,852)
(23,014)	Enbridge, Inc.	(1,163,818)
(5,800)	Equinox Gold Corp.	(74,909)
(4,400)	First Majestic Silver Corp.	(90,797)
(5,367)	Franco-Nevada Corp.	(1,412,326)
(27,466)	GFL Environmental, Inc.	(1,161,537)
(3,200)	Hudbay Minerals, Inc.	(91,594)
(3,500)	IAMGOLD Corp. *	(71,593)
(95,300)	Keyera Corp.	(4,133,254)
(1,500)	OR Royalties, Inc.	(55,402)
(29,639)	Pembina Pipeline Corp. (c)	(1,443,419)
(1,400)	Pembina Pipeline Corp. (c)	(68,245)
(10,475)	RB Global, Inc.	(885,976)
(17,118)	Restaurant Brands International, Inc.	(1,333,150)

	Total Canada	(34,975,026)

	Chile — (0.1)%
(17,967)	Latam Airlines Group SA ADR	(894,218)

	China — (0.2)%
(7,200)	BeOne Medicines Ltd. – Class H *	(197,152)
(28,000)	Genscript Biotech Corp. *	(120,848)
(5,000)	Hua Hong Grace Semiconductor Ltd. *	(78,130)
(14,000)	Innovent Biologics, Inc. *	(184,658)
(1,300)	Legend Biotech Corp. ADR*	(27,014)
(214,241)	NIO, Inc. ADR*	(906,239)
(25,630)	NIO, Inc. – Class A *	(109,641)
(30,520)	XPeng, Inc. ADR*	(346,707)
(13,000)	XPeng, Inc. – Class A *	(73,882)

	Total China	(2,044,271)

	Denmark — (1.2)%
(42,540)	Coloplast AS – Class B	(3,023,219)
(31,588)	Novonesis Novozymes B – Class B	(2,269,355)
(91,746)	Orsted AS *	(1,932,312)
(131,549)	Tryg AS	(3,140,817)

	Total Denmark	(10,365,703)

	Finland — (0.3)%
(2,747)	Fortum OYJ	(66,076)
(10,616)	Kesko OYJ – Class B	(276,657)
(117,903)	Sampo OYJ – Class A	(1,328,705)
(117,255)	Stora Enso OYJ – Class R	(1,376,221)

	Total Finland	(3,047,659)

	France — (0.6)%
(13,806)	Aeroports de Paris SA	(1,730,120)

Shares	Description	Value ($)

	France — continued
(216)	Dassault Aviation SA	(71,208)
(444)	Euronext NV	(84,057)
(73,117)	Getlink SE	(1,599,905)
(773)	Hermes International SCA	(1,414,129)
(12,760)	Renault SA	(439,807)
(1,504)	Unibail-Rodamco-Westfield – (REIT) *	(170,117)

	Total France	(5,509,343)

	Germany — (2.5)%
(21,757)	BASF SE	(1,335,770)
(22,336)	Bayer AG (Registered)	(1,271,309)
(7,206)	Bayerische Motoren Werke AG	(516,996)
(325)	Deutsche Boerse AG	(108,605)
(120,908)	Deutsche Lufthansa AG (Registered)	(1,095,400)
(63,607)	Evonik Industries AG	(1,403,246)
(12,221)	Fresenius Medical Care AG	(559,212)
(23,111)	Fresenius SE & Co. KGaA	(1,210,007)
(33,436)	Hensoldt AG	(3,333,003)
(2,423)	HOCHTIEF AG	(1,174,127)
(9,075)	LEG Immobilien SE	(516,666)
(1,864)	MTU Aero Engines AG	(760,040)
(22,091)	Qiagen NV	(953,795)
(152)	Rheinmetall AG	(195,689)
(19,378)	Siemens Energy AG	(3,191,702)
(21,129)	Siemens Healthineers AG	(956,410)
(15,715)	Talanx AG	(2,276,447)
(73,479)	Vonovia SE	(1,636,636)

	Total Germany	(22,495,060)

	Hong Kong — (0.7)%
(106,400)	AIA Group Ltd.	(1,028,633)
(65,500)	CK Infrastructure Holdings Ltd.	(544,390)
(28,000)	Galaxy Entertainment Group Ltd.	(121,710)
(29,000)	Henderson Land Development Co. Ltd.	(99,035)
(222,000)	Hong Kong & China Gas Co. Ltd.	(203,855)
(37,800)	Hongkong Land Holdings Ltd.	(307,843)
(281,214)	Link REIT	(1,385,954)
(320,500)	MTR Corp. Ltd.	(1,319,944)
(467,600)	Sands China Ltd.	(832,869)
(42,000)	Sino Land Co. Ltd.	(55,313)

	Total Hong Kong	(5,899,546)

	Israel — (0.3)%
(37,316)	Teva Pharmaceutical Industries Ltd. Sponsored ADR*	(1,345,242)
(4,713)	Tower Semiconductor Ltd. *	(966,400)

	Total Israel	(2,311,642)

	Italy — (1.3)%
(5,184)	Banca Mediolanum SpA	(144,754)
(29,899)	Eni SpA	(817,302)
(12,057)	Ferrari NV	(5,104,592)
(88,919)	FinecoBank Banca Fineco SpA	(2,447,773)

9	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
(29,962)	Generali	(1,549,988)
(85,469)	Intesa Sanpaolo SpA	(673,341)
(160,239)	Stellantis NV *	(885,559)

	Total Italy	(11,623,309)

	Japan — (5.6)%
(1,200)	Advantest Corp.	(251,145)
(492,100)	Aeon Co. Ltd.	(4,179,943)
(46,800)	ANA Holdings, Inc.	(888,185)
(45,200)	Chiba Bank Ltd.	(793,156)
(31,800)	East Japan Railway Co.	(709,280)
(23,300)	Eisai Co. Ltd.	(692,471)
(1,500)	Fast Retailing Co. Ltd.	(676,797)
(21,200)	Fujikura Ltd.	(722,823)
(18,400)	Fujitsu Ltd.	(441,718)
(62,800)	Furukawa Electric Co. Ltd.	(1,559,928)
(21,200)	Ibiden Co. Ltd.	(2,677,663)
(134,600)	IHI Corp.	(2,248,892)
(131,700)	Japan Exchange Group, Inc.	(1,840,346)
(53,700)	Japan Post Bank Co. Ltd.	(1,137,301)
(6,300)	JFE Holdings, Inc.	(72,636)
(61,000)	Kawasaki Heavy Industries Ltd.	(971,463)
(25,047)	KDDI Corp.	(462,688)
(4,700)	Kioxia Holdings Corp. *	(1,453,211)
(16,600)	Mitsui Fudosan Co. Ltd.	(157,023)
(16,500)	Mizuho Financial Group, Inc.	(878,930)
(1,500)	Murata Manufacturing Co. Ltd.	(66,660)
(729)	Nippon Building Fund, Inc. – (REIT)	(575,798)
(167,100)	Nippon Steel Corp.	(700,582)
(481,000)	Nissan Motor Co. Ltd. *	(983,502)
(8,000)	Obayashi Corp.	(149,219)
(261,100)	Oriental Land Co. Ltd.	(4,942,026)
(654,100)	Rakuten Group, Inc. *	(3,158,085)
(900)	Resonac Holdings Corp.	(88,095)
(2,500)	Rohm Co. Ltd.	(75,652)
(312,600)	Sanrio Co. Ltd.	(2,521,592)
(13,800)	Seibu Holdings, Inc.	(296,111)
(11,824)	Shimano, Inc.	(1,472,185)
(88,500)	Shimizu Corp.	(1,316,396)
(100,100)	Shiseido Co. Ltd.	(2,335,033)
(3,118,200)	SoftBank Corp.	(4,618,809)
(42,800)	SoftBank Group Corp.	(1,378,787)
(13,800)	Tokyo Metro Co. Ltd.	(127,108)
(55,400)	Toyota Motor Corp.	(1,088,113)
(42,100)	West Japan Railway Co.	(794,077)
(4,200)	Zensho Holdings Co. Ltd.	(309,446)

	Total Japan	(49,812,875)

	Mexico — (0.0)%
(1,662)	Grupo Aeroportuario del Pacifico SAB de CV ADR*	(342,439)

Shares	Description	Value ($)

	Netherlands — (1.2)%
(1,070)	Adyen NV *	(1,296,052)
(6,833)	BE Semiconductor Industries NV	(1,555,738)
(198,338)	CVC Capital Partners PLC	(3,335,363)
(44,609)	Koninklijke Philips NV	(1,187,775)
(29,682)	Magnum Ice Cream Co. NV *	(609,428)
(11,436)	Nebius Group NV *	(2,359,476)
(5,781)	Universal Music Group NV	(98,245)

	Total Netherlands	(10,442,077)

	New Zealand — (0.3)%
(176,784)	Auckland International Airport Ltd.	(925,915)
(113,721)	Contact Energy Ltd.	(589,054)
(75,214)	Infratil Ltd.	(642,068)
(112,519)	Meridian Energy Ltd.	(368,168)

	Total New Zealand	(2,525,205)

	Norway — (0.9)%
(88,049)	Kongsberg Gruppen ASA	(2,984,476)
(38,966)	Salmar ASA	(2,371,968)
(21,843)	Telenor ASA	(320,120)
(418,239)	Var Energi ASA	(2,231,127)

	Total Norway	(7,907,691)

	Peru — (0.3)%
(12,511)	Southern Copper Corp.	(2,613,247)

	Portugal — (0.2)%
(95,565)	EDP Renewables SA	(1,515,652)

	Singapore — (0.5)%
(89,383)	CapitaLand Integrated Commercial Trust – (REIT)	(166,306)
(66,300)	CapitaLand Investment Ltd.	(137,971)
(107,514)	Grab Holdings Ltd. – Class A *	(380,600)
(166,700)	Keppel Ltd.	(1,518,149)
(19,247)	Sea Ltd. ADR*	(2,184,149)
(17,700)	Singapore Telecommunications Ltd.	(63,115)

	Total Singapore	(4,450,290)

	Spain — (1.8)%
(295,497)	Banco Santander SA Sponsored ADR	(4,302,436)
(445,266)	Banco Santander SA	(6,515,932)
(78,943)	Cellnex Telecom SA *	(2,421,130)
(53,826)	Ferrovial NV	(3,148,339)
(12,458)	Grifols SA	(141,846)

	Total Spain	(16,529,683)

	Sweden — (1.4)%
(14,487)	AddTech AB – B Shares	(510,241)
(83,281)	Beijer Ref AB – Class B	(1,203,030)
(106,475)	EQT AB	(3,687,351)
(174,859)	Fastighets AB Balder – B Shares *	(958,575)
(146,836)	Hexagon AB – B Shares	(1,529,896)

See accompanying notes to the financial statements.	10

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
(7,404)	Lifco AB – B Shares	(244,480)
(118,534)	Nibe Industrier AB – B Shares	(527,224)
(18,869)	Sagax AB – Class B	(325,457)
(56,512)	Skandinaviska Enskilda Banken AB – Class A	(1,319,526)
(854)	Spotify Technology SA *	(464,252)
(131,940)	Svenska Cellulosa AB SCA – Class B	(1,570,572)

	Total Sweden	(12,340,604)

	Switzerland — (1.3)%
(46,631)	Avolta AG	(2,627,186)
(6,881)	Banque Cantonale Vaudoise (Registered)	(1,103,455)
(293)	Barry Callebaut AG (Registered)	(403,452)
(21)	Chocoladefabriken Lindt & Spruengli AG	(227,233)
(5,311)	Cie Financiere Richemont SA – Class A (Registered)	(1,264,005)
(5,646)	Helvetia Baloise Holding AG	(1,495,427)
(1,088)	Lonza Group AG (Registered)	(775,368)
(3,188)	Swatch Group AG – Class BR	(737,785)
(240)	Swiss Life Holding AG (Registered)	(272,259)
(7,862)	Swiss Prime Site AG (Registered)	(1,214,699)
(1,579)	Swiss Re AG	(273,834)
(1,092)	VAT Group AG	(811,010)

	Total Switzerland	(11,205,713)

	United Kingdom — (4.6)%
(2,125)	Aon PLC – Class A	(683,230)
(14,673)	Entain PLC	(100,001)
(211,702)	Informa PLC	(2,552,993)
(16,949)	InterContinental Hotels Group PLC	(2,719,916)
(25,022)	Land Securities Group PLC – (REIT)	(230,675)
(16,514)	London Stock Exchange Group PLC	(2,001,637)
(101,318)	Melrose Industries PLC	(694,839)
(9,456)	Reckitt Benckiser Group PLC	(653,045)
(142,485)	Rentokil Initial PLC	(669,884)
(51,959)	Rolls-Royce Holdings PLC	(1,056,023)
(65,320)	Severn Trent PLC	(2,766,544)
(231,912)	Shell PLC ADR	(21,208,353)
(5,448)	St. James’s Place PLC	(85,938)
(216,957)	Standard Life PLC	(2,738,664)
(52,203)	United Utilities Group PLC	(1,005,748)
(122,811)	Wise Group PLC – Class A *	(1,602,650)

	Total United Kingdom	(40,770,140)

	United States — (63.3)%
(14,497)	AbbVie, Inc.	(3,717,321)
(2,620)	AeroVironment, Inc. *	(388,677)
(69,912)	Affirm Holdings, Inc. *	(5,204,948)
(4,316)	Air Products & Chemicals, Inc.	(1,335,629)
(2,347)	Alexandria Real Estate Equities, Inc. – (REIT)	(120,378)
(15,518)	Alnylam Pharmaceuticals, Inc. *	(3,735,027)
(1,410)	American Healthcare REIT, Inc.	(77,846)

Shares	Description	Value ($)

	United States — continued
(197,882)	American Water Works Co., Inc.	(27,353,229)
(53,131)	Annaly Capital Management, Inc. – (REIT)	(1,217,763)
(11,575)	Apollo Global Management, Inc.	(1,580,914)
(28,891)	Applied Digital Corp. *	(734,120)
(4,011)	Applied Optoelectronics, Inc. *	(431,945)
(6,627)	AppLovin Corp. – Class A *	(2,068,022)
(10,463)	ARES Management Corp. – Class A	(1,497,988)
(2,500)	Arrowhead Pharmaceuticals, Inc. *	(205,975)
(7,927)	Arthur J Gallagher & Co.	(2,078,063)
(54,764)	AST SpaceMobile, Inc. *	(3,236,552)
(45,775)	AT&T, Inc.	(1,185,115)
(600)	ATI, Inc. *	(122,520)
(61,926)	Aurora Innovation, Inc. *	(348,643)
(6,929)	Axon Enterprise, Inc. *	(3,925,694)
(347)	Axsome Therapeutics, Inc. *	(68,886)
(10,821)	Bank of New York Mellon Corp.	(1,745,211)
(8,349)	Becton Dickinson & Co.	(1,570,530)
(6,434)	Biogen, Inc. *	(1,393,926)
(257,662)	Black Hills Corp.	(18,469,212)
(11,156)	Blackstone, Inc.	(1,597,985)
(21,354)	Bloom Energy Corp. – Class A *	(4,405,330)
(54,434)	Blue Owl Capital, Inc.	(666,272)
(28,993)	Boeing Co. *	(6,024,166)
(7,933)	Bridgebio Pharma, Inc. *	(607,589)
(19,196)	Brown & Brown, Inc.	(1,385,375)
(10,196)	Burlington Stores, Inc. *	(2,648,513)
(900)	BXP, Inc. – (REIT)	(61,191)
(3,866)	Camden Property Trust – (REIT)	(409,023)
(490)	Capital One Financial Corp.	(105,110)
(6,808)	Carlyle Group, Inc.	(329,439)
(693)	Carpenter Technology Corp.	(330,159)
(90,255)	Carvana Co. *	(6,630,132)
(3,977)	Cencora, Inc.	(1,286,957)
(74,885)	Charter Communications, Inc. – Class A *	(11,415,469)
(10,462)	Cheniere Energy, Inc.	(3,051,661)
(2,059)	Ciena Corp. *	(788,185)
(37,642)	Cintas Corp.	(7,595,779)
(5,015)	Cipher Digital, Inc. *	(77,733)
(14,569)	Circle Internet Group, Inc. *	(1,392,068)
(23,333)	Cleveland-Cliffs, Inc. *	(269,496)
(23,257)	Cloudflare, Inc. – Class A *	(7,095,943)
(410,280)	Coeur Mining, Inc.	(8,525,618)
(7,716)	Coherent Corp. *	(2,143,736)
(23,704)	Coinbase Global, Inc. – Class A *	(4,459,197)
(5,796)	Constellation Energy Corp.	(1,592,567)
(6,272)	Cooper Cos., Inc. *	(439,605)
(731,321)	Corebridge Financial, Inc.	(23,797,185)
(39,880)	CoreWeave, Inc. – Class A *	(3,385,413)
(3,288)	Corning, Inc.	(489,024)
(240)	Costco Wholesale Corp.	(226,534)
(9,994)	Credo Technology Group Holding Ltd. *	(2,260,543)
(10,238)	Crowdstrike Holdings, Inc. – Class A *	(2,364,978)
(18,004)	Crown Castle, Inc. – (REIT)	(1,370,825)
(5,469)	Cytokinetics, Inc. *	(387,807)

11	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(4,898)	Danaher Corp.	(1,046,017)
(316,009)	Devon Energy Corp.	(15,329,597)
(15,662)	Dexcom, Inc. *	(1,426,182)
(7,322)	Diamondback Energy, Inc.	(1,467,915)
(18,973)	Digital Realty Trust, Inc. – (REIT)	(3,521,199)
(10,449)	Dollar Tree, Inc. *	(1,322,739)
(168,633)	Dominion Energy, Inc.	(11,131,464)
(15,848)	DoorDash, Inc. – Class A *	(3,672,616)
(31,837)	Dow, Inc.	(971,665)
(73,371)	DraftKings, Inc. – Class A *	(1,782,182)
(1,711)	DT Midstream, Inc.	(224,175)
(5,186)	DuPont de Nemours, Inc.	(697,984)
(7,536)	Dutch Bros, Inc. – Class A *	(368,209)
(48,607)	D-Wave Quantum, Inc. *	(836,040)
(3,161)	Eaton Corp. PLC	(1,270,343)
(25,926)	EchoStar Corp. – Class A *	(2,241,043)
(7,608)	Ecolab, Inc.	(2,154,586)
(6,161)	Equifax, Inc.	(1,165,415)
(5,338)	Erie Indemnity Co. – Class A	(1,364,179)
(14,552)	Estee Lauder Cos., Inc. – Class A	(1,488,670)
(2,640)	Fair Isaac Corp. *	(3,028,634)
(77,260)	Fastenal Co.	(3,809,691)
(2,479)	Fedex Freight Holding Co., Inc. *	(331,542)
(45,277)	Fidelity National Information Services, Inc.	(1,845,943)
(1,531)	Fifth Third Bancorp	(82,322)
(160)	First Citizens BancShares, Inc. – Class A	(346,304)
(24,569)	Fiserv, Inc. *	(1,309,773)
(3,369)	Flutter Entertainment PLC *	(337,506)
(123,942)	Fox Corp. – Class A	(8,347,494)
(13,440)	FTAI Aviation Ltd.	(2,554,944)
(14,110)	GameStop Corp. – Class A *	(259,342)
(1,222)	GE Vernova, Inc.	(1,098,004)
(4,658)	Gilead Sciences, Inc.	(681,652)
(1,248)	Glaukos Corp. *	(224,091)
(1,526)	Goldman Sachs Group, Inc.	(1,565,523)
(7,898)	Guardant Health, Inc. *	(1,255,940)
(9,325)	Guidewire Software, Inc. *	(1,909,294)
(1,900)	HealthEquity, Inc. *	(183,426)
(13,220)	Healthpeak Properties, Inc. – (REIT)	(275,240)
(79,289)	Hecla Mining Co.	(1,575,472)
(3,290)	Home Depot, Inc.	(1,078,561)
(1,072)	Honeywell International, Inc.	(228,904)
(5,891)	Hut 8 Corp. *	(463,268)
(22,944)	Hyatt Hotels Corp. – Class A	(3,830,960)
(6,812)	Illumina, Inc. *	(1,455,248)
(16,249)	Ingersoll Rand, Inc.	(1,251,986)
(46,629)	Insmed, Inc. *	(5,680,345)
(2,712)	Insulet Corp. *	(403,166)
(40,866)	Intel Corp. *	(3,657,916)
(3,452)	International Business Machines Corp.	(807,319)
(21,589)	International Flavors & Fragrances, Inc.	(1,863,778)
(35,724)	International Paper Co.	(1,355,011)
(5,097)	Ionis Pharmaceuticals, Inc. *	(307,655)
(158,258)	IonQ, Inc. *	(6,221,122)

Shares	Description	Value ($)

	United States — continued
(6,195)	IQVIA Holdings, Inc. *	(1,618,072)
(100,982)	IREN Ltd. *	(3,747,947)
(10,300)	KeyCorp	(222,583)
(147,853)	Kimberly-Clark Corp.	(15,960,731)
(12,474)	Kimco Realty Corp. – (REIT)	(295,759)
(38,819)	KKR & Co., Inc.	(4,259,221)
(54,620)	Kraft Heinz Co.	(1,402,095)
(17,509)	Kratos Defense & Security Solutions, Inc. *	(892,609)
(1,108)	Labcorp Holdings, Inc.	(368,587)
(1,664)	Lennox International, Inc.	(636,713)
(55,388)	Liberty Media Corp.-Liberty Formula One – Class C *	(5,536,031)
(7,464)	Linde PLC	(3,654,225)
(24,008)	Live Nation Entertainment, Inc. *	(4,318,799)
(457)	Lowe’s Cos., Inc.	(93,548)
(4,787)	Lumentum Holdings, Inc. *	(4,378,956)
(737)	Madrigal Pharmaceuticals, Inc. *	(398,002)
(26,734)	Marvell Technology, Inc.	(5,658,518)
(1,043)	MaxLinear, Inc. *	(62,486)
(10,700)	McCormick & Co., Inc.	(580,154)
(2,529)	McKesson Corp.	(2,238,974)
(761)	MercadoLibre, Inc. *	(1,473,448)
(1,488)	Micron Technology, Inc.	(1,426,590)
(7,072)	MongoDB, Inc. *	(3,206,233)
(39,540)	MP Materials Corp. *	(2,164,815)
(4,008)	MSCI, Inc.	(2,287,125)
(11,984)	Natera, Inc. *	(3,858,369)
(5,575)	Newmont Corp.	(702,785)
(15,822)	NextEra Energy, Inc.	(1,302,784)
(31,318)	NIKE, Inc. – Class B	(1,223,281)
(1,120)	NiSource, Inc.	(45,830)
(11,012)	NRG Energy, Inc.	(1,212,641)
(10,161)	Nutanix, Inc. – Class A *	(696,740)
(9,570)	Occidental Petroleum Corp.	(575,923)
(37,399)	Oklo, Inc. *	(1,517,277)
(23,574)	Okta, Inc. *	(4,079,245)
(43,411)	ONEOK, Inc.	(4,167,890)
(18,294)	Otis Worldwide Corp.	(1,301,252)
(24,724)	Palantir Technologies, Inc. – Class A *	(4,608,059)
(11,330)	Palo Alto Networks, Inc. *	(4,329,533)
(7,604)	Paychex, Inc.	(968,293)
(1,992)	Planet Fitness, Inc. – Class A *	(102,787)
(7,792)	Planet Labs PBC *	(154,671)
(881)	Praxis Precision Medicines, Inc. *	(308,614)
(75,574)	Prologis, Inc. – (REIT)	(10,574,314)
(1,600)	Public Service Enterprise Group, Inc.	(117,328)
(65,925)	QXO, Inc. *	(875,484)
(19,501)	Realty Income Corp. – (REIT)	(1,195,021)
(5,157)	Reinsurance Group of America, Inc.	(1,268,828)
(413)	Repligen Corp. *	(74,745)
(4,798)	Republic Services, Inc.	(1,059,974)
(10,314)	Revolution Medicines, Inc. *	(2,120,249)
(35,886)	Rigetti Computing, Inc. *	(561,975)
(18,495)	Riot Platforms, Inc. *	(351,313)

See accompanying notes to the financial statements.	12

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(302,703)	Rivian Automotive, Inc. – Class A *	(4,861,410)
(64,117)	Robinhood Markets, Inc. – Class A *	(6,720,103)
(122,867)	ROBLOX Corp. – Class A *	(5,073,178)
(386,085)	Rocket Cos., Inc. – Class A *	(5,177,400)
(37,541)	Rocket Lab Corp. *	(2,399,621)
(77,649)	Rollins, Inc.	(2,800,799)
(1,713)	Royal Caribbean Cruises Ltd.	(460,352)
(7,978)	RTX Corp.	(1,657,270)
(19,859)	Rubrik, Inc. – Class A *	(1,847,681)
(3,242)	S&P Global, Inc.	(1,412,993)
(83,811)	Samsara, Inc. – Class A *	(3,423,679)
(3,283)	Seagate Technology Holdings PLC	(2,719,572)
(1,300)	Semtech Corp. *	(172,848)
(9,967)	ServiceNow, Inc. *	(1,475,016)
(1,279)	SiTime Corp. *	(723,172)
(30,000)	Snap, Inc. – Class A *	(166,500)
(17,101)	Snowflake, Inc. *	(5,667,784)
(284,093)	SoFi Technologies, Inc. *	(5,079,583)
(1)	Solstice Advanced Materials, Inc.	(63)
(9,400)	Southern Co.	(827,200)
(33,987)	Starbucks Corp.	(3,611,119)
(822)	STERIS PLC	(191,230)
(995)	StoneX Group, Inc. *	(68,138)
(28,181)	Strategy, Inc. *	(3,746,382)
(22,467)	Sun Communities, Inc. – (REIT)	(2,727,943)
(46,280)	Super Micro Computer, Inc. *	(1,725,318)
(10,506)	Take-Two Interactive Software, Inc. *	(2,308,168)
(410)	Tapestry, Inc.	(50,590)
(11,897)	Targa Resources Corp.	(3,493,554)
(16,495)	TechnipFMC PLC	(1,289,084)
(3,400)	Tempus AI, Inc. – Class A *	(214,370)
(1,495)	Teradyne, Inc.	(522,996)
(21,403)	Terawulf, Inc. *	(323,827)
(9,941)	Tesla, Inc. *	(3,657,791)
(5,816)	Texas Pacific Land Corp.	(2,177,161)
(7,225)	T-Mobile U.S., Inc.	(1,303,679)
(38,622)	Tractor Supply Co.	(1,347,908)
(2,749)	TransDigm Group, Inc.	(3,221,113)
(18,212)	TransUnion	(1,546,381)
(13,639)	Twilio, Inc. – Class A *	(3,213,758)
(20,924)	UDR, Inc. – (REIT)	(773,142)
(65,486)	Union Pacific Corp.	(19,689,676)
(15,688)	Unity Software, Inc. *	(660,465)
(34,876)	Uranium Energy Corp. *	(426,882)
(2,100)	Vaxcyte, Inc. *	(127,554)
(35,376)	Ventas, Inc. – (REIT)	(3,225,230)
(571)	Verisk Analytics, Inc.	(110,648)
(573)	Vertex Pharmaceuticals, Inc. *	(312,010)
(9,104)	Vistra Corp.	(1,250,617)
(8,290)	Waste Connections, Inc.	(1,370,503)
(1,905)	Waste Management, Inc.	(417,043)
(10,754)	Watsco, Inc.	(3,331,804)
(14,732)	Wells Fargo & Co.	(1,272,698)
(10,746)	Welltower, Inc. – (REIT)	(2,538,635)

Shares / Par Value†	Description	Value ($)

	United States — continued
(2,249)	Western Digital Corp.	(1,013,287)
(51,864)	Williams Cos., Inc.	(3,892,393)
(4,326)	Willis Towers Watson PLC	(1,464,567)
(8,570)	Workday, Inc. – Class A *	(1,692,147)
(1,100)	XPO, Inc. *	(213,389)
(6,296)	Zillow Group, Inc. – Class C *	(220,108)
(9,982)	Zimmer Biomet Holdings, Inc.	(998,599)
(29,127)	Zscaler, Inc. *	(5,487,090)

	Total United States	(562,672,984)

	TOTAL COMMON STOCKS (PROCEEDS $796,039,425)	(849,288,516)

	PREFERRED STOCKS (d) — (0.3)%

	Germany — (0.3)%
(7,354)	Sartorius AG	(2,120,190)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,115,845)	(2,120,190)

	RIGHTS/WARRANTS — (0.0)%

	United States — (0.0)%
(1,710)	GameStop Corp. *	(3,967)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $0)	(3,967)

	DEBT OBLIGATIONS — (1.3)%

	United States — (1.3)%

	U.S. Government Agency — (1.3)%
(11,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/56	(11,628,572)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $11,654,531)	(11,628,572)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $809,809,801)	(863,041,245)

	Other Assets and Liabilities (net) — 2.2%	19,669,209

	TOTAL NET ASSETS — 100.0%	$889,097,491

13	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026
Carlyle ARE Partners II, L.P.	03/24/26	$2,051,226	0.2%	$1,834,420

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/02/2026	BCLY	BRL	46,908,540	USD	9,073,745	20,751
09/02/2026	JPM	BRL	145,347,660	USD	28,124,547	73,547
09/02/2026	MSCI	BRL	2,582,394	USD	503,195	4,812
10/15/2026	CITI	CHF	1,620,000	USD	2,018,541	4,828
10/15/2026	JPM	CHF	16,547,275	USD	20,617,810	49,006
10/05/2026	SSB	CHF	55,451,070	USD	69,041,383	191,108
10/15/2026	SSB	CHF	4,240,000	USD	5,279,397	8,938
11/06/2026	GS	CLP	760,000,000	USD	832,065	17,362
11/06/2026	MSCI	CLP	4,495,903,500	USD	4,914,415	94,907
09/18/2026	DB	EUR	19,290,000	USD	22,453,095	32,770
10/30/2026	DB	EUR	13,647,866	USD	15,941,091	52,705
11/27/2026	JPM	EUR	3,897,597	USD	4,564,542	22,209
11/27/2026	SSB	EUR	1,675,895	USD	1,959,150	6,031
10/30/2026	SSB	EUR	16,977,624	USD	19,829,729	64,953
09/08/2026	CITI	GBP	3,183,797	USD	4,337,050	23,017
09/08/2026	GS	GBP	85,843	USD	117,015	698
10/15/2026	SSB	GBP	2,350,000	USD	3,185,230	768
09/08/2026	SSB	GBP	1,458,411	USD	1,984,772	8,631
10/30/2026	SSB	GBP	6,051,029	USD	8,249,825	49,825
10/19/2026	SSB	HUF	295,000,000	USD	944,727	8,370
09/17/2026	BCLY	NZD	6,290,000	USD	3,723,616	695
10/30/2026	JPM	NZD	2,824,842	USD	1,681,539	7,670
09/25/2026	MSCI	PEN	1,360,000	USD	406,112	2,260
09/30/2026	CITI	PHP	114,000,000	USD	1,855,379	31,519
09/30/2026	GS	PHP	25,000,000	USD	404,891	4,922
09/30/2026	MSCI	PHP	19,000,000	USD	309,109	5,132
10/19/2026	SSB	PLN	23,350,000	USD	6,275,574	9,610
10/26/2026	JPM	RON	28,491,896	USD	6,314,553	38,357
09/17/2026	GS	SEK	23,700,000	USD	2,505,557	28,984
09/17/2026	MSCI	SEK	44,500,000	USD	4,771,463	121,356
10/20/2026	GS	SGD	570,000	USD	450,033	145
10/20/2026	MSCI	SGD	630,000	USD	497,873	628
09/02/2026	BCLY	USD	9,174,402	BRL	48,199,737	127,784
09/02/2026	GS	USD	269,440	BRL	1,400,000	750
09/02/2026	JPM	USD	26,548,181	BRL	139,288,857	333,516
10/07/2026	BCLY	USD	3,043,545	CAD	4,270,000	42,381
10/07/2026	CITI	USD	8,612,691	CAD	11,930,000	9,115
10/07/2026	JPM	USD	1,918,918	CAD	2,720,000	46,825
10/05/2026	SSB	USD	855,781	CHF	689,969	913
11/06/2026	GS	USD	1,296,335	COP	4,240,000,000	2,020
11/06/2026	MSCI	USD	17,622,324	COP	57,704,300,000	47,635

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/15/2026	CITI	USD	348,389	CZK	7,400,000	7,482
10/15/2026	DB	USD	2,516,647	CZK	53,500,000	56,201
09/18/2026	BCLY	USD	7,744,884	EUR	6,680,000	19,127
09/18/2026	DB	USD	1,622,677	EUR	1,400,000	4,511
09/18/2026	JPM	USD	2,416,485	EUR	2,090,000	12,674
09/18/2026	SSB	USD	1,642,468	EUR	1,420,000	7,965
09/08/2026	BBH	USD	5,563,138	GBP	4,132,567	36,476
09/08/2026	CITI	USD	16,893,344	GBP	12,544,445	104,334
10/15/2026	SSB	USD	1,521,339	GBP	1,130,000	9,913
11/03/2026	BCLY	USD	400,717	IDR	7,200,000,000	3,611
11/03/2026	GS	USD	967,921	IDR	17,370,400,000	7,543
11/03/2026	MSCI	USD	1,028,158	IDR	18,600,000,000	16,355
11/03/2026	SSB	USD	9,985,580	IDR	182,100,043,000	240,546
09/15/2026	GS	USD	760,995	INR	73,000,000	5,868
09/15/2026	SSB	USD	673,483	INR	65,000,000	9,338
09/08/2026	BCLY	USD	8,413,316	KRW	11,906,215,768	292,978
09/08/2026	CITI	USD	842,309	KRW	1,252,175,914	73,332
10/15/2026	CITI	USD	1,087,788	KRW	1,550,000,000	46,272
09/08/2026	GS	USD	7,313,246	KRW	11,350,450,206	986,649
09/08/2026	JPM	USD	995,368	KRW	1,378,623,937	12,736
10/15/2026	MSCI	USD	5,172,531	KRW	7,708,830,175	467,644
10/15/2026	CITI	USD	661,069	MXN	11,400,000	7,403
09/02/2026	MSCI	USD	5,946,341	MXN	104,687,031	213,006
10/15/2026	MSCI	USD	9,666,103	MXN	170,218,725	315,174
10/15/2026	SSB	USD	4,112,228	MXN	71,100,000	56,930
11/04/2026	SSB	USD	3,674,368	MXN	62,902,246	8,192
10/30/2026	BCLY	USD	38,951,246	NOK	364,911,631	71,672
10/15/2026	MSCI	USD	19,942,887	NOK	195,027,768	917,492
10/15/2026	SSB	USD	5,853,217	NOK	55,900,000	125,907
09/17/2026	BCLY	USD	4,234,550	NZD	7,250,000	56,575
09/17/2026	GS	USD	1,393,391	NZD	2,450,000	56,713
09/17/2026	JPM	USD	9,706,977	NZD	16,790,000	230,677
09/17/2026	SSB	USD	5,537,488	NZD	9,470,000	67,610
09/25/2026	CITI	USD	2,673,054	PEN	9,060,000	17,314
09/25/2026	MSCI	USD	12,820,139	PEN	43,980,000	239,725
09/17/2026	CITI	USD	3,319,739	SEK	31,900,000	13,708
09/17/2026	GS	USD	1,950,442	SEK	18,900,000	24,547
10/21/2026	CITI	USD	2,481,752	THB	83,300,000	40,284
10/28/2026	BCLY	USD	3,497,422	TRY	178,600,000	44,370
10/23/2026	MSCI	USD	416,089	TWD	13,200,000	811
09/30/2026	CITI	USD	949,296	ZAR	15,400,000	4,998

See accompanying notes to the financial statements.	14

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/30/2026	MSCI	USD	15,694,948	ZAR	260,100,000	422,704
11/13/2026	JPM	AUD	2,460,000	USD	1,735,545	(25,173)
11/13/2026	MSCI	AUD	22,500,000	USD	15,878,070	(226,059)
10/07/2026	JPM	CAD	2,940,000	USD	2,085,277	(39,459)
10/30/2026	JPM	CAD	487,900	USD	351,115	(1,871)
10/30/2026	SSB	CAD	27,325,277	USD	19,488,846	(280,491)
10/15/2026	CITI	CZK	5,100,000	USD	240,132	(5,130)
10/15/2026	DB	CZK	19,400,000	USD	912,578	(20,379)
09/18/2026	CITI	EUR	3,920,000	USD	4,527,990	(28,136)
09/08/2026	BCLY	GBP	1,080,886	USD	1,446,589	(18,008)
09/08/2026	CITI	GBP	4,391,040	USD	5,931,291	(18,552)
09/08/2026	DB	GBP	22,634,838	USD	30,379,773	(290,351)
10/15/2026	MSCI	GBP	880,000	USD	1,177,805	(14,674)
09/08/2026	SSB	GBP	10,515,555	USD	13,914,763	(333,777)
10/19/2026	GS	HUF	165,000,000	USD	522,803	(922)
11/12/2026	GS	ILS	14,617,605	USD	4,890,478	(9,440)
09/15/2026	SSB	INR	71,000,000	USD	742,890	(2,962)
09/08/2026	BOA	KRW	1,685,487,315	USD	1,174,196	(58,299)
09/08/2026	BCLY	KRW	4,694,876,596	USD	3,384,549	(48,529)
09/08/2026	DB	KRW	4,682,319,301	USD	3,135,281	(288,616)
09/08/2026	GS	KRW	8,637,189,287	USD	6,041,876	(273,976)
10/15/2026	MSCI	KRW	300,000,000	USD	203,130	(16,365)
09/02/2026	JPM	MXN	19,653,452	USD	1,122,629	(33,698)
09/02/2026	SSB	MXN	22,131,332	USD	1,271,784	(30,331)
10/15/2026	CITI	NOK	20,500,000	USD	2,170,913	(21,789)
09/17/2026	BCLY	NZD	3,410,000	USD	2,009,758	(8,551)
09/17/2026	GS	NZD	2,460,000	USD	1,451,161	(4,862)
09/17/2026	MSCI	NZD	10,210,000	USD	5,982,233	(60,855)
09/25/2026	CITI	PEN	5,760,000	USD	1,686,317	(24,115)
09/25/2026	GS	PEN	3,200,000	USD	942,146	(8,094)
09/25/2026	JPM	PEN	2,700,000	USD	801,353	(412)
09/25/2026	MSCI	PEN	1,080,000	USD	316,901	(3,806)
09/28/2026	JPM	SEK	44,103,180	USD	4,569,784	(41,727)
09/17/2026	MSCI	SEK	10,600,000	USD	1,099,535	(8,130)
09/17/2026	SSB	SEK	15,300,000	USD	1,578,852	(19,948)
10/20/2026	DB	SGD	1,080,000	USD	842,816	(9,605)
10/20/2026	GS	SGD	2,010,000	USD	1,577,327	(9,123)
10/21/2026	CITI	THB	209,152,251	USD	6,247,561	(84,845)
10/28/2026	BCLY	TRY	103,500,000	USD	2,048,471	(4,024)
10/23/2026	CITI	TWD	64,200,000	USD	1,991,842	(35,807)
10/23/2026	GS	TWD	51,043,349	USD	1,577,159	(34,959)
10/23/2026	MSCI	TWD	9,900,000	USD	304,878	(7,797)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/23/2026	SSB	TWD	42,000,000	USD	1,302,736	(23,764)
10/30/2026	UBSA	USD	5,790,182	AUD	8,072,494	(10,853)
11/04/2026	BCLY	USD	8,957,140	BRL	46,908,540	(20,175)
09/02/2026	CITI	USD	1,157,903	BRL	5,950,000	(9,598)
11/04/2026	JPM	USD	27,761,414	BRL	145,347,660	(69,935)
10/07/2026	MSCI	USD	2,552,811	CAD	3,530,000	(1,681)
10/21/2026	SSB	USD	18,725,912	CAD	25,746,575	(106,622)
10/30/2026	SSB	USD	13,364,097	CAD	18,364,251	(77,899)
10/05/2026	BCLY	USD	865,554	CHF	695,556	(1,925)
10/05/2026	UBSA	USD	954,901	CHF	764,097	(6,168)
11/06/2026	CITI	USD	1,276,687	CLP	1,170,000,000	(22,473)
11/06/2026	GS	USD	3,230,874	CLP	2,950,000,000	(68,541)
11/06/2026	MSCI	USD	632,077	CLP	580,000,000	(10,330)
11/06/2026	SSB	USD	374,322	CLP	340,000,000	(9,850)
09/18/2026	JPM	USD	1,521,534	EUR	1,300,000	(10,573)
09/18/2026	SSB	USD	1,539,919	EUR	1,320,000	(5,714)
10/15/2026	SSB	USD	1,828,706	GBP	1,340,000	(12,885)
10/19/2026	MSCI	USD	3,962,342	HUF	1,243,420,539	(15,612)
11/12/2026	CITI	USD	370,382	ILS	1,100,000	(1,655)
10/30/2026	BCLY	USD	46,916,945	JPY	7,441,224,572	(123,871)
09/17/2026	JPM	USD	25,849,505	JPY	4,106,915,155	(110,749)
09/17/2026	SSB	USD	1,364,633	JPY	216,000,000	(10,924)
10/15/2026	CITI	USD	2,429,056	NOK	22,700,000	(1,040)
09/30/2026	CITI	USD	2,515,744	PHP	154,600,000	(42,333)
09/30/2026	MSCI	USD	444,631	PHP	27,500,000	(4,665)
09/30/2026	SSB	USD	720,400	PHP	44,000,000	(16,455)
10/19/2026	CITI	USD	376,073	PLN	1,400,000	(383)
10/19/2026	SSB	USD	1,572,121	PLN	5,800,000	(15,693)
10/26/2026	CITI	USD	410,097	RON	1,850,000	(2,579)
09/17/2026	GS	USD	2,921,763	SEK	27,700,000	(27,203)
09/28/2026	GS	USD	1,126,499	SEK	10,653,061	(12,595)
09/28/2026	SSB	USD	3,157,982	SEK	29,893,517	(32,261)
10/23/2026	MSCI	USD	464,627	TWD	14,700,000	(352)
10/23/2026	SSB	USD	587,461	TWD	18,600,000	(11)
09/30/2026	CITI	USD	1,833,837	ZAR	29,400,000	(12,001)
09/30/2026	CITI	ZAR	26,700,000	USD	1,610,033	(44,488)
09/30/2026	DB	ZAR	4,200,000	USD	255,355	(4,907)
09/28/2026	MSCI	ZAR	21,961,553	USD	1,331,629	(29,469)
09/30/2026	MSCI	ZAR	31,800,000	USD	1,949,902	(20,654)
09/30/2026	SSB	ZAR	4,400,000	USD	266,406	(6,249)

						$3,496,038

15	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
23	Australia Government Bond 10 Yr.	September 2026	1,763,924	(20,431)
19	CAC40 10 Euro	September 2026	1,839,601	(33,756)
48	Canadian Government Bond	December 2026	4,059,021	(24,499)
264	Corn(h)	December 2026	7,098,300	960,762
147	Cotton(h)	December 2026	6,845,790	1,217,853
149	Euro Bund	September 2026	21,332,715	(458,873)
55	FTSE 100 Index	September 2026	8,797,714	138,061
58	Health Care Select Sector Futures	September 2026	9,996,880	938,321
942	IODEX Futures(h)	October 2026	9,359,712	221,113
117	KOSPI 200 Index	September 2026	22,822,309	(2,330,744)
224	Lean Hogs(h)	October 2026	7,497,280	(123,360)
36	Platinum(h)	October 2026	3,229,560	354,415
35	S&P 500 E-Mini	September 2026	13,473,250	(53,542)
96	Soybean(h)	November 2026	6,182,400	680,629
244	Soybean Meal(h)	December 2026	8,425,320	861,726
337	Sugar(h)	September 2026	6,722,206	1,272,973
51	TOPIX Index	September 2026	13,208,230	755,759
147	UK Gilt Long Bond	December 2026	17,157,805	(33,024)
100	WTI Crude(h)	October 2026	8,406,000	562,004

			$178,218,017	$4,885,387

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
134	BBG U.S. Corporate Investment Grade Duration-Hedged Index Futures	September 2026	15,172,150	17,926
237	CBOE Volatility Index(h)	September 2026	3,924,791	390,590
11	Cocoa(h)	December 2026	744,810	(108,357)
125	Coffee(h)	December 2026	14,601,562	189,142
52	Copper(h)	December 2026	8,693,750	88,786
23	DAX Index Futures	September 2026	17,582,897	(796,109)
453	E-mini Russell 2000 Index	September 2026	67,014,555	700,388
39	FTSE 100 Index	September 2026	5,686,696	58,914
4	FTSE Taiwan Index	September 2026	1,224,064	(10,344)
70	Hang Seng Index	September 2026	11,323,904	27,325
358	IFSC NIFTY 50 Index	September 2026	17,316,588	129,302
79	Live Cattle Futures(h)	October 2026	6,720,530	582,087
446	MSCI Singapore	September 2026	19,069,696	(153,326)
13	Natural Gas(h)	October 2026	398,320	887
14	NY Harbor ULSD Futures(h)	October 2026	2,500,000	(152,760)
236	OMX Stockholm 30 Index	September 2026	8,152,161	(150,846)
9	RBOB Gasoline(h)	October 2026	1,092,118	(75,703)
83	S&P/TSX 60 Index Futures	September 2026	25,496,172	(408,966)
30	Silver(h)	December 2026	10,048,500	(160,409)
467	Soybean Oil(h)	December 2026	19,927,824	(263,746)
162	SPI 200 Futures	September 2026	26,189,717	(468,695)
9	U.S. Treasury Note 2 Yr. (CBT)	December 2026	1,847,109	4,065
4	U.S. Treasury Note 5 Yr. (CBT)	December 2026	422,812	1,713
4	U.S. Treasury Ultra 10 Yr. (CBT)	December 2026	437,687	1,588
160	WCE Canola Futures(h)	November 2026	1,877,586	(98,332)
58	Wheat(h)	December 2026	2,244,600	(317,195)

			$289,710,599	$(972,075)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Equity Options – Calls
Air Products & Chemicals, Inc.(b)	280.00	09/18/26	(31)	USD	(959,326)	(100,440)
Becton Dickinson & Co.(b)	200.00	09/18/26	(40)	USD	(752,440)	(184,800)
Blackstone, Inc.(b)	115.00	09/18/26	(70)	USD	(1,002,680)	(204,050)
Fluor Corp.(b)	42.50	09/18/26	(265)	USD	(1,444,515)	(333,900)
Fluor Corp.(b)	47.50	09/18/26	(62)	USD	(337,962)	(42,160)
iShares iBoxx USD Investment Grade Corporate Bond ETF	109.00	09/18/26	(571)	USD	(6,064,591)	(571)
Keurig Dr. Pepper, Inc.(b)	28.00	09/18/26	(395)	USD	(1,258,470)	(229,100)
Kimberly-Clark Corp.(b)	100.00	09/18/26	(57)	USD	(615,315)	(47,880)
Kimberly-Clark Corp.(b)	105.00	09/18/26	(55)	USD	(593,725)	(21,835)
KKR & Co., Inc.(b)	95.00	09/18/26	(86)	USD	(943,592)	(141,900)
Penn Entertainment, Inc.(b)	15.00	09/18/26	(531)	USD	(887,301)	(164,610)
Penn Entertainment, Inc.(b)	12.00	09/18/26	(404)	USD	(675,084)	(238,360)
Brookfield Asset Management Ltd.(b)	45.00	10/16/26	(179)	USD	(1,277,344)	(136,040)

See accompanying notes to the financial statements.	16

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Written Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Jacobs Solutions, Inc.(b)	135.00	10/16/26	(64)	USD	(953,920)	(113,920)
Solventum Corp.(b)	70.00	10/16/26	(52)	USD	(473,512)	(117,000)
Charter Communications, Inc.(b)	140.00	11/20/26	(58)	USD	(884,152)	(162,400)
Eagle Materials, Inc.(b)	180.00	11/20/26	(35)	USD	(679,910)	(85,750)
Meta Platforms, Inc.(b)	605.00	11/20/26	(16)	USD	(915,744)	(51,840)
Netflix, Inc.(b)	85.00	11/20/26	(77)	USD	(624,085)	(34,650)
Cooper Cos., Inc.(b)	60.00	12/18/26	(175)	USD	(1,226,575)	(248,500)
Gitlab, Inc.(b)	22.50	12/18/26	(165)	USD	(767,910)	(435,600)
Middleby Corp.(b)	145.00	12/18/26	(68)	USD	(753,712)	(152,320)
Qiagen NV(b)	40.00	12/18/26	(286)	USD	(1,064,921)	(163,020)
Charter Communications, Inc.(b)	150.00	01/15/27	(44)	USD	(670,736)	(116,600)
Comcast Corp.(b)	24.00	01/15/27	(424)	USD	(1,128,688)	(161,120)
Fox Corp.(b)	55.00	01/15/27	(154)	USD	(1,037,190)	(241,780)
International Paper Co.(b)	35.00	01/15/27	(285)	USD	(1,081,005)	(176,700)
Lamb Weston Holdings, Inc.(b)	45.00	01/15/27	(194)	USD	(1,057,882)	(236,680)
Martin Marietta Materials, Inc.(b)	540.00	01/15/27	(12)	USD	(622,440)	(37,080)
Rocket Cos., Inc.(b)	14.20	01/15/27	(669)	USD	(897,129)	(101,688)
Synopsys, Inc.(b)	400.00	01/15/27	(32)	USD	(1,406,688)	(228,480)
LKQ Corp.(b)	25.00	02/19/27	(538)	USD	(1,350,380)	(166,780)
Solstice Advanced Materials, Inc.(b)	65.00	02/19/27	(153)	USD	(969,867)	(130,050)
Solstice Advanced Materials, Inc.(b)	55.00	02/19/27	(45)	USD	(285,255)	(60,840)
Boston Scientific Corp.(b)	50.00	03/19/27	(286)	USD	(1,381,380)	(167,882)
Meta Platforms, Inc.(b)	570.00	03/19/27	(8)	USD	(457,872)	(60,560)
Netflix, Inc.(b)	75.00	03/19/27	(84)	USD	(680,820)	(115,332)
QXO, Inc.(b)	14.00	03/19/27	(1,014)	USD	(1,346,592)	(245,388)
Rocket Cos., Inc.(b)	14.00	03/19/27	(179)	USD	(240,039)	(36,695)
Synopsys, Inc.(b)	400.00	03/19/27	(6)	USD	(263,754)	(50,940)
Uber Technologies, Inc.(b)	67.50	03/19/27	(147)	USD	(1,112,055)	(220,500)
Albertsons Cos., Inc.(b)	13.00	04/16/27	(673)	USD	(831,155)	(90,855)
Jacobs Solutions, Inc.(b)	150.00	04/16/27	(17)	USD	(253,385)	(28,050)
Martin Marietta Materials, Inc.(b)	530.00	04/16/27	(13)	USD	(674,310)	(63,700)

			Total Equity Options – Calls			(6,148,346)

Index Options – Puts
S&P 500 Index	7,450.00	09/02/26	(5)	USD	(3,843,070)	(200)
S&P 500 Index	7,435.00	09/02/26	(6)	USD	(4,611,684)	(180)
S&P 500 Index	7,455.00	09/02/26	(5)	USD	(3,843,070)	(225)
S&P 500 Index	7,445.00	09/02/26	(5)	USD	(3,843,070)	(150)
S&P 500 Index	7,460.00	09/02/26	(5)	USD	(3,843,070)	(225)
S&P 500 Index	7,440.00	09/02/26	(6)	USD	(4,611,684)	(240)
S&P 500 Index	7,430.00	09/02/26	(6)	USD	(4,611,684)	(180)
S&P 500 Index	7,425.00	09/02/26	(6)	USD	(4,611,684)	(180)
Russell 2000 Index	2,895.00	09/04/26	(45)	USD	(13,304,025)	(20,250)
Russell 2000 Index	2,900.00	09/04/26	(40)	USD	(11,825,800)	(19,120)
Russell 2000 Index	2,905.00	09/04/26	(38)	USD	(11,234,510)	(20,900)
S&P 500 Index	7,460.00	09/04/26	(17)	USD	(13,066,438)	(3,145)
S&P 500 Index	7,480.00	09/04/26	(6)	USD	(4,611,684)	(1,440)
S&P 500 Index	7,450.00	09/04/26	(7)	USD	(5,380,298)	(1,218)
S&P 500 Index	7,475.00	09/04/26	(6)	USD	(4,611,684)	(1,368)
S&P 500 Index	7,455.00	09/04/26	(7)	USD	(5,380,298)	(1,330)
S&P 500 Index	7,470.00	09/04/26	(6)	USD	(4,611,684)	(1,320)
S&P 500 Index	7,445.00	09/04/26	(7)	USD	(5,380,298)	(1,120)
S&P 500 Index	7,465.00	09/04/26	(7)	USD	(5,380,298)	(1,365)

17	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Written Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
S&P 500 Index	7,410.00	09/11/26	(10)	USD (7,686,140)	(6,850)
S&P 500 Index	7,500.00	09/18/26	(10)	USD (7,686,140)	(28,100)
S&P 500 Index	7,760.00	09/25/26	(10)	USD (7,686,140)	(118,800)
S&P 500 Index	7,780.00	10/02/26	(10)	USD (7,686,140)	(140,500)
S&P 500 Index	7,710.00	10/09/26	(10)	USD (7,686,140)	(118,000)
S&P 500 Index	7,680.00	10/16/26	(10)	USD (7,686,140)	(117,500)

			Total Index Options –Puts		(603,906)

			TOTAL WRITTEN OPTIONS
			(Premiums $5,677,720)		$(6,752,252)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
ITRAXX.EUR.42	EUR	60,000,000	1.00%	0.35%	N/A	12/20/2029	Quarterly	(1,121,256)	(1,443,829)	(322,573)
ITRAXX.XO.44	EUR	8,800,000	5.00%	2.17%	N/A	12/20/2030	Quarterly	(832,756)	(1,099,429)	(266,673)
CDX.NA.IG.46	USD	108,220,000	1.00%	0.91%	N/A	06/20/2036	Quarterly	(110,460)	(757,865)	(647,405)
ITRAXX.EUR.45	EUR	99,779,000	1.00%	0.93%	N/A	06/20/2036	Quarterly	414,663	(675,455)	(1,090,118)
Sell Protection^:
CDX.NA.HY.46	USD	13,816,040	5.00%	3.01%	13,816,040 USD	06/20/2031	Quarterly	1,115,672	1,095,101	(20,571)
CDX.NA.IG.46	USD	281,610,000	1.00%	0.50%	281,610,000 USD	06/20/2031	Quarterly	5,665,223	6,035,184	369,961
ITRAXX.EUR.45	EUR	251,775,000	1.00%	0.51%	251,775,000 EUR	06/20/2031	Quarterly	5,574,006	6,390,305	816,299
ITRAXX.XO.45	EUR	19,011,000	5.00%	2.46%	19,011,000 EUR	06/20/2031	Quarterly	2,209,027	2,314,349	105,322

								$12,914,119	$11,858,361	$(1,055,758)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUR.44	BOA	EUR	2,150,000	1.00%	5.69%	N/A	12/20/2030	Quarterly	513,733	435,912	(77,821)
ITRAXX.EUR.44	BOA	EUR	4,690,000	1.00%	1.33%	N/A	12/20/2030	Quarterly	121,782	71,422	(50,360)
CMBX.NA.BBB-.18	CGMI	USD	13,000,000	3.00%	6.05%	N/A	12/17/2057	Monthly	1,145,625	1,005,631	(139,994)
CMBX.NA.BBB-.18	GS	USD	6,500,000	3.00%	6.05%	N/A	12/17/2057	Monthly	418,438	502,816	84,378
CMBX.NA.BBB-.18	GS	USD	10,000,000	3.00%	6.05%	N/A	12/17/2057	Monthly	775,950	773,562	(2,388)
CMBX.NA.BBB-.18	MSCI	USD	6,500,000	3.00%	6.05%	N/A	12/17/2057	Monthly	455,000	502,816	47,816
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	3.08%	N/A	11/18/2064	Monthly	266,640	96,252	(170,388)
CMBX.NA.A.15	MSCI	USD	2,222,500	2.00%	3.08%	N/A	11/18/2064	Monthly	132,619	96,273	(36,346)

See accompanying notes to the financial statements.	18

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps —continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	0.66%	3,750,000 USD	12/20/2029	Quarterly	353,771	505,078	151,307
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	1.73%	3,750,000 USD	12/20/2029	Quarterly	(198,229)	376,584	574,813
ITRAXX.EUR.42	BOA	EUR	100,000,000	1.00%	0.17%	100,000,000 EUR	12/20/2029	Quarterly	3,480,792	3,078,589	(402,203)
CDX.NA.HY.45	JPM	USD	36,605,896	5.00%	0.34%	36,605,896 USD	12/20/2030	Quarterly	6,883,739	6,535,510	(348,229)
ITRAXX.EUR.44	BOA	EUR	50,000,000	1.00%	0.25%	50,000,000 EUR	12/20/2030	Quarterly	2,011,827	1,779,853	(231,974)
ITRAXX.XO.44	BNP	EUR	20,000,000	5.00%	0.45%	20,000,000 EUR	12/20/2030	Quarterly	4,655,030	4,150,979	(504,051)
CMBX.NA.BBB-.17	GS	USD	5,000,000	3.00%	6.08%	5,000,000 USD	12/15/2056	Monthly	(639,062)	(731,250)	(92,188)
CMBX.NA.BBB-.17	MSCI	USD	4,560,000	3.00%	6.08%	4,560,000 USD	12/15/2056	Monthly	(605,625)	(666,900)	(61,275)
CMBX.NA.AAA.10	GS	USD	1,783,635	0.50%	0.11%	1,783,635 USD	11/17/2059	Monthly	16,313	1,007	(15,306)
CMBX.NA.AAA.15	CGMI	USD	4,432,284	0.50%	0.42%	4,432,284 USD	11/18/2064	Monthly	(165,372)	14,118	179,490
CMBX.NA.AAA.15	GS	USD	1,725,051	0.50%	0.42%	1,725,051 USD	11/18/2064	Monthly	(26,541)	5,495	32,036
CMBX.NA.AAA.15	MSCI	USD	4,432,284	0.50%	0.42%	4,432,284 USD	11/18/2064	Monthly	(64,026)	14,118	78,144

									$19,532,404	$18,547,865	$(984,539)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

4.47%	3 Month AUD BBSW	AUD	329,400,000	09/16/2028	Quarterly	(10,887)	944,111	954,998
CAD-CORRA-OIS-COMPOUND	2.73%	CAD	108,943,000	09/16/2028	Annually	(35,989)	(312,198)	(276,209)
CHF-SARON-OIS-COMPOUND	0.16%	CHF	144,942,000	09/16/2028	Annually	(3,985)	(272,777)	(268,792)
2.50%	EUR-EuroSTR-COMPOUND	EUR	61,791,000	09/16/2028	Annually	107,562	477,100	369,538
4.10%	GBP-SONIA-COMPOUND	GBP	59,500,000	09/16/2028	Annually	515	364,350	363,835
3.78%	3 Month NZD Bank Bill Rate	NZD	62,100,000	09/16/2028	Quarterly	(52,529)	(31,832)	20,697
3 Month SEK STIBOR	2.48%	SEK	685,100,000	09/16/2028	Quarterly	(51,611)	(392,530)	(340,919)
4.17%	USD-SOFR-OIS COMPOUND	USD	10,931,000	09/16/2028	Annually	—	10,828	10,828
BRL-CDI	12.95%	BRL	61,550,711	01/02/2031	At Maturity	(301,397)	(777,304)	(475,907)
MXN-TIIE ON-OIS COMPOUND	7.67%	MXN	275,200,000	09/10/2031	Monthly	1,046	(143,647)	(144,693)
1.55%	CNY-CNREPOFIX=CFXS-Reuters	CNY	87,800,000	09/16/2031	Quarterly	(14,199)	(41,178)	(26,979)

19	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CZK-PRIBOR-PRBO	4.17%	CZK	278,624,000	09/16/2031	Semi-Annually	(68,518)	(335,043)	(266,525)
HKD-HIBOR-HKAB	3.38%	HKD	52,092,000	09/16/2031	Quarterly	(46,096)	(102,948)	(56,852)
4.69%	HUF-BUBOR-REUTERS	HUF	4,566,954,000	09/16/2031	Semi-Annually	87,593	359,265	271,672
3.13%	ILS-SHIR-OIS COMPOUND	ILS	32,000,000	09/16/2031	Annually	30,892	142,745	111,853
6.39%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	1,022,400,000	09/16/2031	Semi-Annually	(19,239)	54,181	73,420
KRW-CD-KSDA-BLOOMBERG	4.05%	KRW	16,200,000,000	09/16/2031	Quarterly	44,917	35,744	(9,173)
MYR-KLIBOR-BNM	3.56%	MYR	25,927,000	09/16/2031	Quarterly	(23,898)	(63,148)	(39,250)
4.14%	PLN-WIBOR-WIBO	PLN	6,200,000	09/16/2031	Semi-Annually	(7,747)	28,569	36,316
1.90%	SGD-SORA-COMPOUND	SGD	9,800,000	09/16/2031	Semi-Annually	24,436	78,648	54,212
1.78%	THB-THOR	THB	335,473,000	09/16/2031	Quarterly	(23,008)	(39,883)	(16,875)
TWD-REUTERS-6165	3.18%	TWD	230,000,000	09/16/2031	Quarterly	322,445	259,880	(62,565)
6 Month AUD BBSW	4.93%	AUD	21,484,000	09/16/2036	Semi-Annually	(22,239)	(305,340)	(283,101)
6 Month AUD BBSW	4.93%	AUD	79,300,000	09/16/2036	Semi-Annually	(37,941)	(1,104,661)	(1,066,720)
CAD-CORRA-OIS-COMPOUND	3.15%	CAD	6,000,000	09/16/2036	Annually	(33,998)	(130,877)	(96,879)
3.21%	CAD-CORRA-OIS-COMPOUND	CAD	7,790,000	09/16/2036	Annually	51,194	144,032	92,838
3.19%	CAD-CORRA-OIS-COMPOUND	CAD	25,406,000	09/16/2036	Annually	109,312	491,430	382,118
0.66%	CHF-SARON-OIS-COMPOUND	CHF	23,186,000	09/16/2036	Annually	531	124,888	124,357
0.66%	CHF-SARON-OIS-COMPOUND	CHF	30,022,000	09/16/2036	Annually	(47,581)	179,986	227,567
EUR-EuroSTR-COMPOUND	2.81%	EUR	14,059,000	09/16/2036	Annually	(96,003)	(426,174)	(330,171)
2.81%	EUR-EuroSTR-COMPOUND	EUR	17,501,000	09/16/2036	Annually	335,944	534,020	198,076
GBP-SONIA-COMPOUND	4.42%	GBP	18,556,000	09/16/2036	Annually	(64,175)	(509,224)	(445,049)
GBP-SONIA-COMPOUND	4.43%	GBP	14,300,000	09/16/2036	Annually	(7,447)	(377,137)	(369,690)
3 Month NZD Bank Bill Rate	4.15%	NZD	31,726,000	09/16/2036	Quarterly	(166,025)	(461,812)	(295,787)
3 Month NZD Bank Bill Rate	4.45%	NZD	14,800,000	09/16/2036	Quarterly	29,523	2,242	(27,281)
2.92%	3 Month SEK STIBOR	SEK	156,100,000	09/16/2036	Quarterly	87,178	423,143	335,965
3.12%	3 Month SEK STIBOR	SEK	38,000,000	09/16/2036	Quarterly	—	37,154	37,154
USD-SOFR-OIS COMPOUND	4.24%	USD	2,572,000	09/16/2036	Annually	—	(29,866)	(29,866)
4.07%	USD-SOFR-OIS COMPOUND	USD	12,408,000	09/16/2036	Annually	137,208	313,823	176,615

						$235,784	$(851,440)	$(1,087,224)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.15%	SG US Strong Balance Sheet Hedged Index	SOCG	USD	30,443,208	09/17/2026	Quarterly	—	925,435	925,435
Meta Platforms, Inc.	0.80%	GS	USD	29,144,700	09/21/2026	Monthly	—	(1,189,320)	(1,189,320)
0.20% (h)	BNP Paribas Cross Asset Trend Allocator Index	BNP	USD	21,057,706	01/07/2027	Quarterly	—	1,147,774	1,147,774
0.20% (h)	SGI CTA MF (Excess Return)	SOCG	USD	19,569,076	01/07/2027	Quarterly	—	445,041	445,041
1 Day Overnight Federal Funds Effective Rate plus 0.33%	MSCI Daily Total Return Net Value EAFE Index 1 Day Overnight Federal	UBSA	USD	12,507,634	02/01/2027	Monthly	—	120,807	120,807
MSCI Daily Trust Net Growth EAFE Index	Funds Effective Rate plus 0.34%	UBSA	USD	12,324,123	02/01/2027	Monthly	—	(257,460)	(257,460)
0.20% (h)	BNP Paribas Cross Asset Trend Allocator Index	BNP	USD	21,365,890	04/02/2027	Quarterly	—	1,429,183	1,429,183

See accompanying notes to the financial statements.	20

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

0.20% (h)	SGI CTA Index (Excess Return)	SOCG	USD	20,998,454	04/02/2027	Quarterly	—	625,494	625,494

0.20% (h)	BNP Paribas Cross Asset Trend Allocator Index	BNP	USD	10,999,072	07/07/2027	Quarterly	61	593,720	593,659

0.20% (h)	SGI CTA MF (Excess Return)	SOCG	USD	9,998,725	07/07/2027	Quarterly	56	221,528	221,472

1 Month Federal Funds Rate minus 0.40%	Total Return on Equity Basket (h) (j)	MORD	USD	2,773,233	06/18/2028	Monthly	—	(12,500)	(12,500)

1 Month Federal Funds Rate minus 0.40%	Total Return on Equity Basket (h) (j)	GS	USD	582,015	06/24/2028	Monthly	—	2,226	2,226

Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	7,467,144	06/24/2027	Monthly	—	(366,431)	(366,431)

Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	5,450,789	06/18/2027	Monthly	—	(77,840)	(77,840)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	22,105,266	06/26/2028	Monthly	—	(160,483)	(160,483)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	17,315,257	06/18/2027	Monthly	—	(514,819)	(514,819)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	16,653,745	06/18/2027	Monthly	—	225,936	225,936

							$117	$3,158,291	$3,158,174

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(b)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(c)	Securities are traded on separate exchanges for the same entity.

(d) Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Investment valued using significant unobservable inputs (Note 2).

(f)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(g)	Private placement security; restricted as to resale.

(h)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(i)	The rate disclosed is the 7 day net yield as of August 31, 2026.

(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

21	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

(k)

Periodic payments made/received are based on the total return of the referenced entity. The following table represents the individual long and/or short positions with in the custom equity basket swap as of August 31, 2026.

Shares	Description	%of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:
(11,112)	Advanced Info Service PCL	0.5%	(118,844)
(41,167)	Allefro.eu.SA	2.3%	(502,823)
(9,800)	AXIA Energia SA	0.5%	(100,467)
(2,231)	Budimex SA	1.9%	(425,600)
(8,382)	Capitec Bank Holdings Ltd.	10.9%	(2,422,094)
(16,793)	CD Projekt SA	4.7%	(1,054,702)
(45,182)	Cellnex Telecom SA	6.2%	(1,385,702)
(39,132)	Clicks Group Ltd.	2.2%	(483,102)
(117,277)	Delta Electronics (Thailand) Public Co. Ltd. NVDR	3.9%	(877,626)
(316)	Doosan Co. Ltd.	1.3%	(289,199)
(12,333)	Doosan Enerbility Co. Ltd.	3.3%	(738,795)
(8,201)	Ecopro Co. Ltd.	2.4%	(544,551)
(5,000)	Elite Material Co. Ltd.	3.9%	(863,802)
(158,400)	Eneva SA	3.6%	(801,240)
(4,592)	Euronext NV	3.9%	(869,342)
(26,226)	Getlink SE	2.6%	(573,863)
(13,193)	Global Unichip Corp.	11.4%	(2,534,279)
(3,085)	Grupo Aeroportuario del Pacífico	0.3%	(63,709)
(592)	HD Hyundai Electric Co. Ltd.	1.5%	(335,833)
(202)	Hermes International SCA	1.7%	(369,540)
(21,000)	Hong Kong Exchange and Clearing Ltd.	5.1%	(1,135,395)
(7,750)	Hyundai Rotem Co.	3.4%	(768,416)
(14,000)	Kingdee International Software Group Co. Ltd.	0.1%	(15,407)
(249)	LIG Defense & Aerospace Co., Ltd.	0.5%	(125,975)
(1,796)	London Stock Exchange Group PLC	1.0%	(217,690)
(93)	LPP SA	2.3%	(519,792)
(6,000)	MPI Corp.	4.4%	(969,306)
(832)	Phoenix Group Holdings PLC	0.0%	(10,502)
(14,826)	Public Power Corp.	1.9%	(412,072)
(1,504)	Samsung Biologics Co. Ltd.	7.4%	(1,667,407)
(245)	Samsung Electro-Mechanics	1.2%	(258,383)
(14,283)	Samsung Heavy Industries Co. Ltd.	1.0%	(217,039)
128,283	Turk Hava Yollari AO	(3.6%)	801,709
458,467	Turkiye Is Bankasi AS	(0.5%)	119,921
(48,000)	Unimicron Technology Corp.	6.8%	(1,510,523)

	TOTAL COMMON STOCKS		$(22,261,390)

Shares	Description	%of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty (Notional Amount of USD 16,653,745):
(1,568)	ACS Actividades de Construccion y Servicios SA	1.1%	(185,526)
(4,726)	Aeroports de Paris SA	3.6%	(592,246)
(18,903)	Associated British Foods PLC	3.2%	(521,363)
(5,525)	Azrieli Group Ltd.	4.5%	(731,644)
(51,518)	Bollore SE	1.4%	(229,587)
(19,165)	Cellnex Telecom SA	3.6%	(587,778)
(5,622)	Compagnie de Saint-Gobain SA	3.1%	(509,549)
(1,141)	Danone	0.5%	(85,089)
(3,532)	Dassault Aviation SA	7.1%	(1,164,388)
(3,180)	Enlight Renewable Energy Ltd.	1.5%	(248,409)
(6,094)	Ferrovial SE	2.2%	(356,444)
(210)	Hermes International SCA	2.4%	(384,175)
(10,554)	ICL Group Ltd.	0.4%	(60,213)
(11,246)	Informa PLC	0.8%	(135,620)
(1,655)	InterContinental Hotels Group PLC	1.6%	(265,589)
12,578	Israel Discount Bank Ltd.	(0.9%)	143,750
(1,261)	Kering SA	2.3%	(371,582)
(52,763)	Land Securities Group PLC	3.0%	(486,416)
(306)	London Stock Exchange Group PLC	0.2%	(37,090)
(50,646)	Marks + Spencer Group PLC	1.6%	(268,492)
(2,097)	Mizrahi Tefahot Bank Ltd.	1.0%	(162,606)
(8,751)	OPC Energy Ltd.	1.8%	(291,615)
(20,115)	Orange SA	2.2%	(359,646)
(2,873)	Pernod Ricard SA	1.3%	(214,844)
(44,012)	Phoenix Group Holdings PLC	3.4%	(555,567)
(86,331)	Prudential PLC	7.2%	(1,174,197)
(10,845)	Reckitt Benckiser Group PLC	4.6%	(748,971)
(28,864)	Renault SA	6.1%	(994,875)
(28,341)	Rentokil Initial PLC	0.8%	(133,243)
(53,970)	Rolls-Royce Holdings PLC	6.7%	(1,096,895)
(6,849)	Severn Trent PLC	1.8%	(290,081)
(15,107)	Societe Generale SA	7.8%	(1,272,556)
(318,446)	Telefonica SA	8.2%	(1,346,512)
(8,639)	United Utilities Group PLC	1.0%	(166,440)
(36,642)	Wise Group PLC	2.9%	(478,168)

	TOTAL COMMON STOCKS		$(16,363,666)

See accompanying notes to the financial statements.	22

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Shares	Description	%of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty (Notional Amount of USD 17,315,257):
(15,856)	Aselsan Elektronik Sanayi ve Ticaret AS	0.7%	(126,934)
940,300	Astra International Tbk PT	(1.4%)	254,572
(69)	Celltrion, Inc.	0.1%	(9,534)
(813)	Doosan Co. Ltd.	4.2%	(744,046)
(29,447)	Doosan Enerbility Co. Ltd.	9.9%	(1,763,991)
(5,070)	Grupo Aeroportuario del Pacífico	0.5%	(104,702)
(344,083)	Hacı Ömer Sabancı Holding AS	3.7%	(663,085)
(148,000)	Hong Kong & China Gas Co. Ltd.	0.8%	(135,903)
(36,600)	Hong Kong Exchange and Clearing Ltd.	11.1%	(1,978,831)
(89,000)	Hua Hong Grace Semiconductor Ltd.	7.8%	(1,390,713)
(1,458)	Hyundai Rotem Co.	0.8%	(144,561)
(61,975)	Informa PLC	4.2%	(747,380)
(133,500)	Innovent Biologics, Inc.	9.9%	(1,760,847)
(2,514)	InterContinental Hotels Group PLC	2.3%	(403,438)
(667,000)	Kingdee International Software Group Co. Ltd.	4.1%	(734,023)
(4,253)	Korea Aerospace Industries Ltd.	2.3%	(406,267)
(9,350)	London Stock Exchange Group PLC	6.3%	(1,133,299)
(159,438)	Salik Co. PJSC	1.3%	(234,666)
(1,749)	Samsung Biologics Co. Ltd.	10.9%	(1,939,025)
(1,157)	Samsung Electro-Mechanics	6.8%	(1,220,200)
(135,991)	Samsung Heavy Industries Co. Ltd.	11.6%	(2,066,470)
(6,418)	Severn Trent PLC	1.5%	(271,826)
85,890	Turk Hava Yollari AO	(3.0%)	536,773
(112,700)	Xpeng, Inc., Class A	3.6%	(640,497)

	TOTAL COMMON STOCKS		$(17,828,893)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

23	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
19,064,184	GMO Alternative Allocation Fund, Class VI (a)	356,309,590
943,597	GMO Climate Change Fund, Class III (a)	26,326,357
1,486,301	GMO High Yield Fund, Class VI (a)	25,906,230
128,197,040	GMO Implementation Fund (a)	2,262,677,760
2,229,014	GMO Opportunistic Income Fund, Class VI (a)	53,630,073

	TOTAL INVESTMENT FUNDS (COST $2,194,032,591)	2,724,850,010

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
4,083,261	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	4,083,261

	TOTAL SHORT-TERM INVESTMENTS (COST $4,083,261)	4,083,261

	TOTAL INVESTMENTS — 100.0% (Cost $2,198,115,852)	2,728,933,271
	Other Assets and Liabilities (net) — (0.0%)	(1,220,641)

	TOTAL NET ASSETS — 100.0%	$2,727,712,630

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

See accompanying notes to the financial statements.	24

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 55.6%

	Australia — 0.9%
47,594	Accent Group Ltd. (a)	24,368
181,961	Aurizon Holdings Ltd.	476,718
1,228	Bank of Queensland Ltd. (a)	5,739
116,783	BHP Group Ltd. (b)	5,492,502
30,252	BlueScope Steel Ltd.	672,045
4,066	Credit Corp. Group Ltd. (a)	40,758
4,423	CSL Ltd.	541,773
240,444	Fortescue Ltd. (b)	3,043,639
95,164	Grange Resources Ltd. *	9,184
70,335	Harvey Norman Holdings Ltd.	215,510
88,743	Helia Group Ltd.	320,117
31,509	Metcash Ltd.	66,316
12,081	Perenti Ltd.	19,524
10,838	Perseus Mining Ltd.	50,326
13,482	QBE Insurance Group Ltd.	214,379
1,199	Rio Tinto Ltd. (b)	149,860
27,059	Santos Ltd.	157,806
10,480	SmartGroup Corp. Ltd.	79,995
13,046	Super Retail Group Ltd. (a)	125,520
15,216	Woodside Energy Group Ltd.	354,026

	Total Australia	12,060,105

	Austria — 0.2%
1,458	EVN AG (b)	49,883
10,137	OMV AG	809,799
24,699	Raiffeisen Bank International AG	1,827,782
4,231	Vienna Insurance Group AG Wiener
	Versicherung Gruppe	354,694

	Total Austria	3,042,158

	Belgium — 0.4%
42,457	Ageas SA	3,722,200
6,644	Barco NV	60,466
4,449	Bekaert SA	201,808
776	Melexis NV	59,523
72,425	Proximus SADP	533,813
30,305	Umicore SA	832,914

	Total Belgium	5,410,724

	Brazil — 0.1%
140,400	Ambev SA	407,255
135,100	Ambev SA ADR	387,737
1,100	Banco Bradesco SA	3,220
3,100	Guararapes Confeccoes SA	4,206
15,600	Pagseguro Digital Ltd. – Class A (a)	140,712
14,800	Ultrapar Participacoes SA	99,456
114,326	Vibra Energia SA	759,445

	Total Brazil	1,802,031

	Canada — 3.1%
11,200	Alimentation Couche-Tard, Inc. (b)	674,529

Shares	Description	Value ($)

	Canada — continued
4,800	Bank of Montreal (b)	818,177
36,100	Bank of Nova Scotia (c)	3,304,598
18,342	Bank of Nova Scotia (c)	1,681,228
6,200	BCE, Inc.	146,193
700	Canadian Imperial Bank of Commerce (b)	79,452
1,800	Canadian National Railway Co. (b)	224,748
3,000	Canadian Natural Resources Ltd. (b)	150,417
16,365	Canadian Tire Corp. Ltd. – Class A (b)	2,217,738
9,500	Cenovus Energy, Inc.	305,162
20,700	CGI, Inc. (b)	1,558,680
5,700	Cogeco Communications, Inc.	246,392
2,356	Cogeco, Inc.	95,399
6,100	DPM Metals, Inc.	276,094
2,900	DREAM Unlimited Corp. – Class A	37,978
2,000	Empire Co. Ltd. – Class A	69,079
900	Fairfax Financial Holdings Ltd.	1,467,475
3,200	Finning International, Inc.	209,947
3,300	Great-West Lifeco, Inc. (a)	212,174
3,800	iA Financial Corp., Inc.	542,274
39,867	IGM Financial, Inc. (a)	2,482,141
5,783	Interfor Corp. *	59,376
601	International Petroleum Corp. *	14,904
5,800	Linamar Corp.	413,213
56,047	Magna International, Inc. (c)	3,675,002
14,100	Magna International, Inc. (c)	925,791
38,100	Manulife Financial Corp. (c)	1,616,147
23,522	Manulife Financial Corp. (c)	997,568
2,500	Mullen Group Ltd.	46,629
7,300	Nutrien Ltd. (b) (c)	550,627
3,270	Nutrien Ltd. (b) (c)	246,983
47,912	Open Text Corp. (c)	1,194,446
41,300	Open Text Corp. (a) (c)	1,030,451
45,400	Parex Resources, Inc.	934,239
50,924	Power Corp. of Canada	3,374,480
400	Precision Drilling Corp. *	36,677
12,200	Quebecor, Inc. – Class B	540,393
16,300	Rogers Communications, Inc. – Class B	601,334
2,145	Spin Master Corp.	30,984
30,200	Sun Life Financial, Inc. (a) (c)	2,371,853
4,900	Sun Life Financial, Inc. (c)	384,062
4,200	Suncor Energy, Inc. (b)	281,010
34,800	Toronto-Dominion Bank (c)	4,210,048
5,044	Toronto-Dominion Bank (c)	609,870
1,119	Wajax Corp.	24,020

	Total Canada	40,969,982

	China — 1.4%
423,000	361 Degrees International Ltd.	242,929
457,000	AviChina Industry & Technology Co. Ltd. – Class H	169,764
44,500	Beijing Enterprises Holdings Ltd.	183,361
1,600,000	China Communications Services Corp. Ltd. – Class H	788,082
1,058,000	China Greenfresh Group Co. Ltd. * (d)	—

25	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	China — continued
452,000	China Lesso Group Holdings Ltd.	208,381
166,000	China National Building Material Co. Ltd. – Class H	76,075
488,000	China Overseas Land & Investment Ltd.	777,413
962,000	China Railway Group Ltd. – Class H (a)	422,023
294,500	China Resources Pharmaceutical Group Ltd.	167,869
22,000	China Shineway Pharmaceutical Group Ltd.	23,239
863,600	China Taiping Insurance Holdings Co. Ltd.	2,324,748
90,000	Chongqing Machinery & Electric Co. Ltd. – Class H	21,526
588,000	CITIC Ltd.	983,773
776,000	Consun Pharmaceutical Group Ltd.	1,339,353
938,000	CSPC Pharmaceutical Group Ltd.	1,102,281
4,000	ENN Energy Holdings Ltd.	25,306
2,500	Hengan International Group Co. Ltd.	7,038
29,681	JD.com, Inc. ADR (a) (b)	838,191
9,900	Kuaishou Technology	42,133
588,000	Kunlun Energy Co. Ltd.	580,466
512,900	Legend Holdings Corp. – Class H	1,188,101
464,000	Lenovo Group Ltd.	1,777,724
106,000	Longfor Group Holdings Ltd. (a)	84,775
242,000	Lonking Holdings Ltd.	108,825
125,500	Orient Overseas International Ltd. (a)	2,510,412
318,500	Sinopec Engineering Group Co. Ltd. – Class H	206,491
108,400	Sinopharm Group Co. Ltd. – Class H	213,595
306,000	Sinotruk Hong Kong Ltd.	1,566,606
130,000	Skyworth Group Ltd. *	70,083
33,000	TCL Electronics Holdings Ltd.	70,258
54,300	Vipshop Holdings Ltd. ADR	711,330

	Total China	18,832,151

	Colombia — 0.0%
3,121	Corp. Financiera Colombiana SA *	21,780

	Denmark — 0.4%
274	AP Moller - Maersk AS – Class A	886,244
688	AP Moller - Maersk AS – Class B	2,304,980
4,362	Genmab AS *	1,441,512
8,541	H Lundbeck AS	55,901
1,748	Pandora AS	230,661
6,891	Scandinavian Tobacco Group AS	79,155

	Total Denmark	4,998,453

	Egypt — 0.0%
15,042	Orascom Construction PLC *	254,350

	Finland — 0.2%
148,090	Nokia OYJ	1,506,153
69,864	Nokia OYJ Sponsored ADR (b)	708,421
9,839	Valmet OYJ	327,127

	Total Finland	2,541,701

Shares	Description	Value ($)

	France — 1.8%
3,039	Amundi SA	332,666
3,422	Aperam SA	186,814
15,563	AXA SA	777,073
39,509	BNP Paribas SA	4,703,840
16,532	Capgemini SE	2,056,439
28,494	Carrefour SA	517,706
5,524	Coface SA	101,593
13,087	Derichebourg SA	140,203
1,394	Eiffage SA	176,051
22,387	Etablissements Maurel et Prom SA	208,062
8,704	Ipsen SA	1,648,457
4,416	IPSOS SA	197,766
2,602	Metropole Television SA (a)	36,214
3,078	Publicis Groupe SA	361,068
6,239	Quadient SA	95,399
20,679	Rubis SCA (b)	806,177
56,682	Sanofi SA	5,039,536
703	Societe BIC SA (b)	55,572
9,703	STMicroelectronics NV (c)	486,509
9,421	STMicroelectronics NV (c)	471,590
2,778	Teleperformance SE (b)	224,464
4,042	Television Francaise 1 SA	32,037
56,813	TotalEnergies SE (b)	5,006,015
51,262	Valeo SE	856,205

	Total France	24,517,456

	Germany — 1.2%
2,531	Allianz SE (Registered) (b)	1,319,955
19,564	Bayer AG (Registered)	1,113,534
4,745	Bayerische Motoren Werke AG (b)	340,431
6,716	Daimler Truck Holding AG (b)	363,692
129,109	Deutsche Bank AG (Registered)	5,170,753
29,196	Deutsche Post AG (b)	1,896,409
75,915	Deutsche Telekom AG (Registered) (b)	2,494,848
141	Draegerwerk AG & Co. KGaA	13,638
3,202	DWS Group GmbH & Co. KGaA	280,788
3,429	Fresenius Medical Care AG	156,905
3,369	Henkel AG & Co. KGaA	275,307
47,544	Mercedes-Benz Group AG (b)	2,601,882
1,220	Merck KGaA	196,373
421	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	253,059
904	RTL Group SA	33,585
2,121	Traton SE	94,440

	Total Germany	16,605,599

	Greece — 0.0%
1,500	Danaos Corp. (a)	227,220
47	Eurobank SA	249
1,650	Motor Oil Hellas Corinth Refineries SA	115,463
3,530	National Bank of Greece SA	68,989

	Total Greece	411,921

See accompanying notes to the financial statements.	26

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 1.0%
19,600	Bank of East Asia Ltd.	46,195
62,000	BOC Hong Kong Holdings Ltd.	415,862
50,000	Chow Sang Sang Holdings International Ltd.	89,175
234,000	CITIC Telecom International Holdings Ltd.	72,799
376,500	CK Asset Holdings Ltd.	2,170,322
587,000	CK Hutchison Holdings Ltd. (b)	5,241,438
18,000	Dah Sing Financial Holdings Ltd.	104,210
66,000	E-Commodities Holdings Ltd.	6,346
110,000	First Pacific Co. Ltd.	69,792
104,000	Giordano International Ltd.	18,443
178,000	IGG, Inc.	69,430
9,000	KLN Logistics Group Ltd.	6,355
47,800	Luk Fook Holdings International Ltd.	132,091
201,000	PAX Global Technology Ltd.	104,449
58,000	Shun Tak Holdings Ltd. *	3,503
149,000	SITC International Holdings Co. Ltd.	906,083
32,500	SmarTone Telecommunications Holdings Ltd.	19,959
77,000	Sun Hung Kai Properties Ltd. (b)	1,137,300
13,000	Techtronic Industries Co. Ltd. (b)	223,579
22,500	Texhong International Group Ltd. *	17,916
34,000	VSTECS Holdings Ltd.	42,784
17,800	VTech Holdings Ltd.	116,149
2,052,000	WH Group Ltd.	1,937,004

	Total Hong Kong	12,951,184

	Hungary — 0.2%
22,350	MOL Hungarian Oil & Gas PLC *	359,382
7,660	OTP Bank Nyrt	1,101,758
16,231	Richter Gedeon Nyrt	676,596

	Total Hungary	2,137,736

	India — 0.5%
3,583	Akums Drugs & Pharmaceuticals Ltd.	29,195
6,674	Angel One Ltd.	20,081
60,884	Ashapura Minechem Ltd.	360,532
7,201	Bajaj Consumer Care Ltd. *	35,883
81,127	Bharat Petroleum Corp. Ltd.	275,744
24,566	Chennai Petroleum Corp. Ltd.	352,147
16,488	Cipla Ltd.	243,771
5,692	Dhampur Bio Organics Ltd.	7,625
16,800	Dr. Reddy’s Laboratories Ltd. ADR	203,784
2,894	Granules India Ltd.	25,155
2,038	Great Eastern Shipping Co. Ltd.	27,828
157,595	Hindalco Industries Ltd.	1,679,935
229,905	Indian Oil Corp. Ltd.	335,623
19,612	Karnataka Bank Ltd.	69,165
3,025	Lupin Ltd.	69,496
54,582	National Aluminium Co. Ltd.	218,651
732,964	NMDC Ltd.	678,076
520,035	Oil & Natural Gas Corp. Ltd.	1,265,828
31,270	Power Finance Corp. Ltd.	110,283

Shares	Description	Value ($)

	India — continued
4,264	Precision Wires India Ltd.	22,654
10,664	Shriram Finance Ltd.	124,099
12,476	Siyaram Silk Mills Ltd.	73,339

	Total India	6,228,894

	Indonesia — 0.0%
1,237,300	Astra International Tbk. PT	334,981

	Ireland — 0.0%
32,742	AIB Group PLC	416,606
7,850	Origin Enterprises PLC	42,053

	Total Ireland	458,659

	Israel — 0.3%
22,722	Bank Hapoalim BM	586,689
14,561	Bank Leumi Le-Israel BM	371,221
740	Check Point Software Technologies Ltd. * (a)	102,793
1,053	First International Bank of Israel Ltd.	82,786
56,514	ICL Group Ltd.	322,425
62,447	Israel Discount Bank Ltd. – Class A	713,686
4,500	Mizrahi Tefahot Bank Ltd.	348,940
11,844	Nice Ltd. Sponsored ADR* (a)	1,293,128
81,196	Oil Refineries Ltd.	57,493
19,189	ZIM Integrated Shipping Services Ltd.	525,779

	Total Israel	4,404,940

	Italy — 0.8%
7,677	Banca IFIS SpA (a)	133,010
37,068	Banco BPM SpA	691,994
64,652	BPER Banca SpA	1,069,992
16,471	Buzzi SpA	784,578
9,917	Credito Emiliano SpA	233,657
13,211	d’Amico International Shipping SA	112,944
4,144	Esprinet SpA	33,633
32,019	Hera SpA (b)	141,658
18,309	Intesa Sanpaolo SpA (b)	144,242
17,419	Iren SpA (b)	49,916
4,939	Leonardo SpA (b)	296,724
38,796	MFE-MediaForEurope NV – Class A (a)	116,033
22,938	Pirelli & C SpA	177,324
242,498	Stellantis NV *	1,340,162
231,019	Telecom Italia SpA *	2,101,360
118,669	Unipol Assicurazioni SpA	3,889,387

	Total Italy	11,316,614

	Japan — 14.6%
7,200	ADEKA Corp.	208,841
4,700	AEON Financial Service Co. Ltd. (a)	49,105
78,900	AGC, Inc.	2,818,247
9,200	Aica Kogyo Co. Ltd.	238,645
5,100	Aichi Corp.	47,081
5,900	Aisin Corp.	82,748

27	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
5,200	Alfresa Holdings Corp.	75,295
2,600	AOKI Holdings, Inc.	28,802
7,600	Aoyama Trading Co. Ltd.	36,737
1,700	Artience Co. Ltd.	54,642
165,800	Asahi Group Holdings Ltd.	1,737,888
49,600	Asahi Kasei Corp.	507,702
44,800	Astellas Pharma, Inc.	664,214
8,800	Axial Retailing, Inc.	70,864
3,600	Bando Chemical Industries Ltd.	56,146
100	BIPROGY, Inc.	2,981
13,000	Bridgestone Corp. (b)	335,843
77,900	Brother Industries Ltd.	2,382,421
1,800	Buffalo, Inc.	35,451
14,300	Bunka Shutter Co. Ltd.	170,280
8,400	Canon Marketing Japan, Inc.	196,121
41,100	Canon, Inc.	1,198,790
12,100	Casio Computer Co. Ltd.	189,604
1,400	Central Glass Co. Ltd.	39,862
1,300	Chiyoda Integre Co. Ltd.	28,384
1,900	Chubu Electric Power Co., Inc. (b)	34,097
7,700	Citizen Watch Co. Ltd.	135,404
2,600	Cosmo Energy Holdings Co. Ltd.	69,402
5,400	Create SD Holdings Co. Ltd.	114,726
94,700	Credit Saison Co. Ltd.	2,759,070
23,200	Dai Nippon Printing Co. Ltd. (b)	448,409
1,100	Dai Nippon Toryo Co. Ltd.	11,069
86,900	Daicel Corp.	804,674
4,900	Daido Steel Co. Ltd.	69,689
2,400	Daiichi Jitsugyo Co. Ltd.	57,170
7,700	Daiichi Sankyo Co. Ltd.	137,894
76,500	Daito Trust Construction Co. Ltd.	1,595,064
63,400	Daiwa House Industry Co. Ltd.	1,850,560
21,800	Daiwa Securities Group, Inc.	250,326
146,210	Daiwabo Holdings Co. Ltd.	3,471,486
106,600	Denka Co. Ltd.	2,228,716
94,600	Denso Corp. (b)	1,135,676
2,400	DIC Corp.	75,346
7,200	Dowa Holdings Co. Ltd.	447,382
6,000	DTS Corp.	43,064
2,900	Ebara Corp.	83,956
2,400	Elecom Co. Ltd.	30,250
13,500	Electric Power Development Co. Ltd. – Class C (b)	345,283
15,700	ENEOS Holdings, Inc.	130,906
52,000	EXEO Group, Inc.	857,635
13,500	Fuji Electric Co. Ltd.	1,159,773
27,100	Fuji Seal International, Inc.	563,084
165,700	FUJIFILM Holdings Corp.	3,495,594
300	Fukuoka Financial Group, Inc.	14,731
9,200	Glory Ltd.	278,621
1,600	Goldwin, Inc.	21,504
156,900	H.U. Group Holdings, Inc.	3,551,842
30,900	Hanwa Co. Ltd.	361,268
32,500	Hitachi Construction Machinery Co. Ltd.	1,159,992

Shares	Description	Value ($)

	Japan — continued
171,800	Honda Motor Co. Ltd.	1,839,218
40,859	Honda Motor Co. Ltd. Sponsored ADR (b)	1,305,854
2,000	Horiba Ltd.	291,360
25,200	Hosiden Corp.	426,094
8,900	IDOM, Inc. (a)	69,555
5,700	Inaba Denki Sangyo Co. Ltd.	109,708
38,200	Inabata & Co. Ltd.	1,057,569
246,400	Inpex Corp.	6,088,931
230,700	Isuzu Motors Ltd. (a)	3,276,237
28,700	ITOCHU Corp. (b)	378,539
15,000	Itochu Enex Co. Ltd.	212,401
38,600	Iwatani Corp.	533,178
9,600	Japan Lifeline Co. Ltd.	95,834
75,900	Japan Post Holdings Co. Ltd.	1,174,542
172,900	Japan Post Insurance Co. Ltd.	1,824,166
61,000	Jeol Ltd.	2,683,744
11,000	JFE Holdings, Inc.	126,825
38,700	Kaga Electronics Co. Ltd.	1,222,375
2,700	Kamei Corp.	78,397
26,700	Kaneka Corp.	1,039,059
310,400	Kanematsu Corp.	4,365,886
8,900	Kansai Paint Co. Ltd. (a)	160,210
41,500	Kasumigaseki Capital Co. Ltd. (a)	1,996,790
1,500	KH Neochem Co. Ltd.	32,451
70,300	Kirin Holdings Co. Ltd.	1,342,130
5,500	Kitz Corp.	65,664
337,800	Kobe Steel Ltd.	4,257,295
13,900	Kohnan Shoji Co. Ltd. (a)	390,472
61,400	Komatsu Ltd. (b)	2,839,577
7,400	Komeri Co. Ltd.	178,655
42,700	Kraftia Corp.	2,165,782
4,400	K’s Holdings Corp.	53,593
161,300	Kubota Corp.	2,942,912
140,900	Kumiai Chemical Industry Co. Ltd.	686,059
83,900	Kyocera Corp.	1,908,765
3,100	Lintec Corp.	106,507
160,900	Lion Corp.	1,914,433
58,800	Macnica Holdings, Inc.	1,355,337
32,200	Marubeni Corp. (b)	985,130
163,500	Maruichi Steel Tube Ltd.	1,798,175
1,000	Maruzen Showa Unyu Co. Ltd.	45,979
154,600	Maxell Ltd.	2,531,851
12,700	Mazda Motor Corp.	97,414
4,300	Medipal Holdings Corp.	77,724
14,700	Megmilk Snow Brand Co. Ltd.	342,889
6,900	MEIJI Holdings Co. Ltd.	193,869
2,400	MISUMI Group, Inc.	56,150
9,700	Mitsubishi Electric Corp. (b)	335,879
1,800	Mitsubishi Research Institute, Inc.	58,079
84,300	Mitsui & Co. Ltd. (b)	2,632,018
2,400	Mitsui DM Sugar Co. Ltd.	55,020
5,700	MIXI, Inc.	129,836
116,700	Mizuno Corp.	2,971,359
111,800	Morinaga & Co. Ltd.	1,774,031

See accompanying notes to the financial statements.	28

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
4,500	Morita Holdings Corp.	70,399
12,600	MS&AD Insurance Group Holdings, Inc.	400,205
93,700	Musashi Seimitsu Industry Co. Ltd.	1,890,701
20,400	Nagase & Co. Ltd.	149,297
38,200	NEC Corp. (b)	1,164,804
16,800	NGK Corp.	555,130
59,200	NH Foods Ltd.	2,333,970
7,500	Nichias Corp.	162,274
2,200	Nichiha Corp.	42,294
2,400	Nichireki Group Co. Ltd.	33,703
6,100	Nippn Corp.	112,101
13,100	Nippon Kayaku Co. Ltd.	171,010
3,800	Nippon Light Metal Holdings Co. Ltd.	71,668
34,200	Nippon Shinyaku Co. Ltd.	758,902
3,300	Nippon Shokubai Co. Ltd.	55,058
2,700	Nippon Soda Co. Ltd.	67,581
81,000	Nippon Yusen KK	3,561,760
1,200	Nissan Chemical Corp.	61,487
672,700	Nissan Motor Co. Ltd. *	1,375,472
3,500	Nisshin Oillio Group Ltd.	44,891
19,700	Niterra Co. Ltd.	1,023,534
22,500	Nitto Denko Corp.	491,375
5,800	Nittoku Co. Ltd.	90,287
114,200	Nojima Corp.	912,749
8,400	Noritake Co. Ltd.	193,160
2,400	Noritsu Koki Co. Ltd.	31,593
8,000	NS United Kaiun Kaisha Ltd.	524,733
2,809,000	NTT, Inc. (b)	3,028,794
169,800	Oisix, Inc. (a)	1,807,487
57,400	Okamura Corp.	857,926
94,000	Ono Pharmaceutical Co. Ltd.	1,442,709
44,600	Optex Group Co. Ltd.	908,664
16,500	ORIX Corp.	641,946
7,500	Osaka Gas Co. Ltd. (b)	270,158
3,000	Otsuka Holdings Co. Ltd.	230,069
96,000	Panasonic Holdings Corp.	2,676,885
299,300	Penta-Ocean Construction Co. Ltd.	2,708,996
538,900	Persol Holdings Co. Ltd. (b)	1,016,117
1,800	Prima Meat Packers Ltd.	27,625
2,800	Recruit Holdings Co. Ltd. (b)	317,110
10,000	Renesas Electronics Corp. (b)	209,136
38,100	Ricoh Co. Ltd.	402,928
50,600	Rohto Pharmaceutical Co. Ltd.	969,460
5,700	Sakai Moving Service Co. Ltd.	106,679
38,100	Sakata INX Corp.	638,876
16,800	San-Ai Obbli Co. Ltd.	256,351
67,200	Sankyo Co. Ltd.	843,329
43,600	Sankyu, Inc.	2,267,458
12,300	Sanwa Holdings Corp.	279,262
80,800	SBI Holdings, Inc.	1,669,268
3,200	SCREEN Holdings Co. Ltd.	269,273
123,400	Sega Sammy Holdings, Inc.	2,396,914
65,700	Seiko Epson Corp.	1,322,170
137,200	Sekisui Chemical Co. Ltd.	2,274,367

Shares	Description	Value ($)

	Japan — continued
69,100	Sekisui House Ltd.	1,489,934
2,900	Sekisui Jushi Corp.	52,940
10,200	Shinagawa Refra Co. Ltd.	132,268
11,500	Shinnihon Corp.	168,666
90,600	Shionogi & Co. Ltd.	1,646,957
115,900	Ship Healthcare Holdings, Inc.	1,730,812
700	Sinanen Holdings Co. Ltd.	33,627
5,000	Sinko Industries Ltd.	39,378
35,900	Sojitz Corp.	1,252,950
24,000	Sony Group Corp. (b)	593,063
22,200	Starts Corp., Inc.	656,174
118,800	Subaru Corp.	1,969,678
86,500	Sumitomo Corp. (b)	965,593
147,200	Sumitomo Forestry Co. Ltd. (a)	1,237,578
5,900	Sumitomo Metal Mining Co. Ltd.	407,037
88,900	Sumitomo Mitsui Financial Group, Inc.	3,816,277
253,000	Sumitomo Mitsui Trust Group, Inc.	2,800,778
900	Sun Frontier Fudousan Co. Ltd.	14,084
13,100	Sundrug Co. Ltd.	306,160
44,000	Suntory Beverage & Food Ltd.	1,239,828
37,800	Suzuki Motor Corp.	523,316
80,800	T&D Holdings, Inc.	2,451,806
3,000	Takasago International Corp.	25,298
8,700	TDK Corp.	166,594
6,800	Tokuyama Corp.	170,494
1,500	Tokyo Electron Ltd. (b)	525,002
18,200	Tokyo Gas Co. Ltd. (b)	703,701
1,200	Tokyo Seimitsu Co. Ltd.	131,903
39,000	Tokyo Steel Manufacturing Co. Ltd.	420,099
155,000	Tosei Corp.	1,778,362
7,500	Tosoh Corp.	124,613
50,400	TOTO Ltd.	2,008,349
133,800	Toyo Tire Corp.	3,133,982
3,400	Toyobo Co. Ltd.	35,416
38,500	Toyoda Gosei Co. Ltd.	1,318,124
8,400	Toyota Boshoku Corp.	119,275
74,200	Toyota Motor Corp. (b)	1,457,364
68,200	Toyota Tsusho Corp. (b)	3,165,461
8,600	Tsubakimoto Chain Co.	145,674
6,300	Tsumura & Co.	149,178
98,000	Umios Corp.	794,116
66,100	Valqua Ltd. (a)	2,782,056
5,800	WingArc1st, Inc. (a)	125,200
36,200	YAMABIKO Corp.	995,175
26,900	Yamada Holdings Co. Ltd.	120,527
215,300	Yamaha Corp.	1,801,103
5,300	Yamazen Corp.	64,750
4,600	Yellow Hat Ltd.	50,737
5,100	Yokohama Rubber Co. Ltd.	235,406
9,700	Yuasa Co. Ltd.	390,697
14,900	Zeon Corp.	233,409

	Total Japan	196,622,928

29	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Kuwait — 0.1%
959,705	A’ayan Leasing & Investment Co. KSCP	878,689
10,173	Mobile Telecommunications Co. KSCP	19,910
5,286	National Mobile Telecommunications Co. KSCC	30,021
464,269	Noor Financial Investment Co. KSC	751,030

	Total Kuwait	1,679,650

	Luxembourg — 0.0%
1,659	Ternium SA Sponsored ADR	90,946

	Mexico — 0.0%
4,096	Cemex SAB de CV Sponsored ADR	43,991
815	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	43,991

	Netherlands — 1.4%
3,502	Aalberts NV	178,482
40,214	ABN AMRO Bank NV (a)	1,949,984
163,976	Aegon Ltd. (a)	1,510,768
22,307	Akzo Nobel NV	1,595,990
810	ASM International NV (b)	761,777
1,661	ASML Holding NV (Registered) (b)	2,817,073
4,613	ASR Nederland NV	388,737
4,501	Corbion NV	105,628
13,748	EXOR NV	1,168,638
3,198	Havas NV	68,035
72,020	ING Groep NV	2,549,543
2,012	JDE Peet’s NV (e)	74,412
20,504	Koninklijke Ahold Delhaize NV (b)	729,577
11,255	Koninklijke BAM Groep NV	151,976
31,603	NN Group NV	2,857,171
1,510	Prosus NV	67,265
2,639	Randstad NV (a) (b)	124,028
21,313	SBM Offshore NV	871,885
59,034	Signify NV	1,056,031

	Total Netherlands	19,027,000

	New Zealand — 0.0%
42,555	Meridian Energy Ltd. (b)	139,242

	Norway — 0.8%
93,792	Aker Solutions ASA	434,895
8,710	BW LPG Ltd.	211,159
15,848	DOF Group ASA	225,834
43,392	Elkem ASA *	152,511
111,687	Equinor ASA	4,790,314
10,337	Equinor ASA Sponsored ADR (b)	442,424
5,416	Europris ASA	51,093
43,815	Hoegh Autoliners ASA	806,055
75,694	MPC Container Ships ASA	216,147
17,116	Odfjell Drilling Ltd.	173,034
69,610	Orkla ASA	710,025
1,648	Selvaag Bolig ASA	5,816

Shares	Description	Value ($)

	Norway — continued
4,613	Stolt-Nielsen Ltd.	162,581
47,047	Wallenius Wilhelmsen ASA	819,160
20,159	Yara International ASA	988,072

	Total Norway	10,189,120

	Peru — 0.1%
2,680	Credicorp Ltd.	981,898

	Philippines — 0.0%
2,790	GT Capital Holdings, Inc.	21,305
467,900	LT Group, Inc.	114,164
583,080	Megaworld Corp.	20,505
19,200	Synergy Grid & Development Phils, Inc.	8,030

	Total Philippines	164,004

	Poland — 0.3%
83,318	ORLEN SA	3,445,075
93,044	PGE Polska Grupa Energetyczna SA *	276,125

	Total Poland	3,721,200

	Portugal — 0.1%
27,609	Navigator Co. SA (a)	104,036
53,528	NOS SGPS SA	312,492
46,672	REN - Redes Energeticas Nacionais SGPS SA	189,944
173,272	Sonae SGPS SA	403,090

	Total Portugal	1,009,562

	Russia — 0.0%
160,792,062	Federal Grid Co-Rosseti PJSC * (d) (f)	—
2,050,858	Gazprom PJSC * (d) (f)	—
455,400	GMK Norilskiy Nickel PAO * (d) (f)	—
6,310,100	Inter RAO UES PJSC * (d) (f)	—
19,776	LSR Group PJSC * (d) (f)	—
1	LSR Group PJSC GDR * (d) (f)	—
3,294,000	Mosenergo PJSC * (d) (f)	—
7,890	Novatek PJSC * (d) (f)	—
1,212,010	Novolipetsk Steel PJSC * (d) (f)	—
3,466	PhosAgro PJSC * (d) (f)	—
67	PhosAgro PJSC GDR * (d) (f)	—
1	Polyus PJSC GDR * (d) (f)	—
91,185	Severstal PAO GDR (Registered) * (d) (f)	—
11,580	SFI PJSC * (d) (f)	—
332,388	Tatneft PJSC * (d) (f)	—
1,300,440	Unipro PAO * (d) (f)	—
50,950	United Co. RUSAL International PJSC * (d) (f)	—

	Total Russia	—

	Saudi Arabia — 0.3%
16,309	Banque Saudi Fransi	94,222
270	East Pipes Integrated Co. for Industry	14,185
1,680	Etihad Etisalat Co.	29,805

See accompanying notes to the financial statements.	30

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Saudi Arabia — continued
118,413	Riyad Bank	656,131
9,139	SABIC Agri-Nutrients Co.	317,933
52,501	Saudi Awwal Bank	475,943
178,265	Saudi National Bank	2,041,373
43,755	Saudi Telecom Co.	519,569
31,088	Savola Group	215,667

	Total Saudi Arabia	4,364,828

	Singapore — 0.5%
58,600	Bumitama Agri Ltd.	101,762
35,500	First Real Estate Investment Trust – (REIT) (a)	6,017
84,500	First Resources Ltd.	303,630
320,400	Golden Agri-Resources Ltd.	79,318
8,180	Hafnia Ltd.	69,237
53,700	Olam Group Ltd.	44,346
52,300	Oversea-Chinese Banking Corp. Ltd.	1,294,278
7,800	Sheng Siong Group Ltd.	19,743
74,700	StarHub Ltd. (a)	66,398
14,600	United Overseas Bank Ltd.	475,855
9,800	UOL Group Ltd.	69,853
28,000	Venture Corp. Ltd.	372,124
73,500	Wilmar International Ltd.	221,351
219,000	Yangzijiang Financial Holding Ltd. *	34,392
1,046,099	Yangzijiang Shipbuilding Holdings Ltd.	3,973,853

	Total Singapore	7,132,157

	South Africa — 0.0%
621,393	Old Mutual Ltd.	502,353

	South Korea — 2.9%
10,312	GS Holdings Corp.	955,264
11,844	Hana Financial Group, Inc.	1,176,756
11,986	Hankook Tire & Technology Co. Ltd.	581,850
25,725	HMM Co. Ltd.	402,318
13,615	Hyundai Glovis Co. Ltd.	2,055,204
8,692	Hyundai Mobis Co. Ltd.	2,869,005
4,809	KB Financial Group, Inc.	603,259
57,137	Kia Corp.	5,450,207
21,272	Korea Electric Power Corp.	495,983
376	Korea Investment Holdings Co. Ltd.	52,521
845	Krafton, Inc.	139,852
6,740	KT&G Corp.	876,359
7,921	LG Corp.	688,103
37,980	LG Electronics, Inc.	5,965,335
3,552	POSCO Holdings, Inc. Sponsored ADR	217,915
2,077	POSCO Holdings, Inc.	512,069
2,349	ROKIT Healthcare, Inc. *	46,792
34,872	Samsung E&A Co. Ltd.	1,195,394
36,703	Samsung Electronics Co. Ltd.	6,928,898
26	Samsung Electronics Co. Ltd. GDR (Registered) (b)	120,906
323	Samsung SDS Co. Ltd.	56,415
19,512	Shinhan Financial Group Co. Ltd.	1,553,533

Shares	Description	Value ($)

	South Korea — continued
4,016	SK Hynix, Inc.	4,860,515
36,292	Woori Financial Group, Inc.	889,515

	Total South Korea	38,693,968

	Spain — 1.6%
17,688	Acerinox SA	367,505
16,744	Atresmedia Corp. de Medios de Comunicacion SA	100,095
252,984	Banco Bilbao Vizcaya Argentaria SA	7,319,449
70,789	Banco de Sabadell SA	297,988
418,589	Banco Santander SA	6,125,546
3,561	CIE Automotive SA	103,834
302,703	Mapfre SA	1,568,560
29,927	Prosegur Cia de Seguridad SA	100,195
5,832	Puig Brands SA – Class B	124,478
131,279	Repsol SA	4,187,089
260,497	Unicaja Banco SA	1,066,206

	Total Spain	21,360,945

	Sweden — 0.5%
11,030	AcadeMedia AB (b)	116,781
8,465	Boliden AB	497,965
6,666	Essity AB – Class B	194,749
24,565	Husqvarna AB – Class B	97,619
16,954	Industrivarden AB – A Shares	959,590
34,924	Industrivarden AB – C Shares	1,956,999
29,385	Investor AB – B Shares (b)	1,264,248
13,869	Skanska AB – B Shares	393,489
25,070	SKF AB – B Shares	725,189
21,671	Svenska Cellulosa AB SCA – Class B	257,965
26,047	Telefonaktiebolaget LM Ericsson – B Shares	263,800

	Total Sweden	6,728,394

	Switzerland — 0.8%
7,183	ABB Ltd. (Registered) (b)	703,399
51,581	Adecco Group AG (Registered)	1,533,644
393	Bobst Group SA (Registered)	19,204
440	DKSH Holding AG	35,845
2,319	Logitech International SA (Registered) (a)	227,796
4,632	Mobilezone Holding AG (Registered)	75,249
18,599	Nestle SA (Registered) (b)	1,809,207
9,434	Novartis AG (Registered) (b)	1,434,924
5,695	Novartis AG Sponsored ADR (b)	865,982
5,185	Roche Holding AG (b)	2,260,250
634	Roche Holding AG – Class BR	282,306
2,051	Sandoz Group AG ADR	172,509
381	SGS SA (Registered) (b)	43,669
404	Swatch Group AG – Class BR	93,496
143	Swisscom AG (Registered) (b)	110,680
19,441	UBS Group AG (Registered) (b)	1,064,520

	Total Switzerland	10,732,680

31	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 3.1%
319,000	AcBel Polytech, Inc.	451,192
109,000	Asustek Computer, Inc.	3,431,343
220,000	Cathay Financial Holding Co. Ltd.	766,778
16,000	Central Reinsurance Co. Ltd.	23,336
26,000	Ennoconn Corp.	319,407
731,200	Evergreen Marine Corp. Taiwan Ltd.	5,383,832
8,000	Genius Electronic Optical Co. Ltd.	253,473
108,000	Greatek Electronics, Inc.	393,010
134,000	Hannstar Board Corp.	312,499
360,318	Hon Hai Precision Industry Co. Ltd.	2,838,149
472,000	KGI Financial Holding Co. Ltd.	503,863
2,000	Largan Precision Co. Ltd.	481,556
110,000	Pegatron Corp.	315,757
684,000	Pou Chen Corp.	535,659
103,000	Powertech Technology, Inc.	898,900
66,000	Realtek Semiconductor Corp.	1,500,974
30,000	Sitronix Technology Corp.	273,293
223,000	Taiwan Semiconductor Manufacturing Co. Ltd.	16,758,855
4,120	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (b)	1,711,118
19,000	Tripod Technology Corp.	297,239
24,000	Tung Ho Steel Enterprise Corp.	61,137
247,000	United Microelectronics Corp.	1,004,808
242,000	Wan Hai Lines Ltd.	869,873
51,000	Wistron Corp.	286,154
330,000	WPG Holdings Ltd.	1,035,750
215,000	Yang Ming Marine Transport Corp.	403,378
488,800	Yuanta Financial Holding Co. Ltd.	1,007,699
68,000	YungShin Global Holding Corp.	119,564

	Total Taiwan	42,238,596

	Thailand — 1.0%
355,600	3BB Internet Infrastructure Fund – Class F, (REIT)	68,592
148,100	Bank of Ayudhya PCL NVDR	180,755
329,100	Digital Telecommunications Infrastructure Fund – Class F	101,216
448,400	Kasikornbank PCL NVDR	3,352,434
3,583,900	Krung Thai Bank PCL NVDR	4,670,435
197,400	Mega Lifesciences PCL NVDR	214,337
658,000	PTT Exploration & Production PCL NVDR	2,947,090
681,000	PTT PCL NVDR	836,501
307,200	Regional Container Lines PCL NVDR	407,540
74,000	Thai Oil PCL NVDR	142,704
1,300	TOA Paint Thailand PCL NVDR	607

	Total Thailand	12,922,211

	Turkey — 0.3%
24,315	Anadolu Efes Biracilik Ve Malt Sanayii AS	8,981
8,099	Aygaz AS	56,228
22,584	BIM Birlesik Magazalar AS	189,666
40,879	Coca-Cola Icecek AS	63,716
81,657	Migros Ticaret AS	901,918

Shares	Description	Value ($)

	Turkey — continued
374,331	Turk Hava Yollari AO	2,339,395

	Total Turkey	3,559,904

	United Arab Emirates — 0.1%
15,531	Emaar Development PJSC	53,752
104,700	Emirates NBD Bank PJSC	855,583

	Total United Arab Emirates	909,335

	United Kingdom — 2.7%
96,254	3i Group PLC	3,642,672
86,456	Aberdeen Group PLC	291,843
19,229	Associated British Foods PLC	530,354
86,768	B&M European Value Retail PLC	277,914
1,775	Berkeley Group Holdings PLC *	85,318
6,953	Big Yellow Group PLC – (REIT)	81,960
6,042	British American Tobacco PLC Sponsored ADR (b)	335,754
1,551,757	BT Group PLC	4,294,346
912	Coca-Cola HBC AG – Class DI	56,081
1,038	Computacenter PLC	79,228
32,488	Currys PLC	66,496
8,362	DCC Energy PLC	718,321
25,554	Drax Group PLC (b)	267,398
23,265	Evraz PLC * (d) (f)	—
21,033	Ferrexpo PLC * (e)	8,146
1,604	Galliford Try Holdings PLC	13,156
15,000	Global Ship Lease, Inc. – Class A	668,250
101,665	GSK PLC Sponsored ADR (a) (b)	5,108,666
19,945	GSK PLC (b)	501,609
5,452	Hikma Pharmaceuticals PLC	118,652
34,383	HSBC Holdings PLC	704,283
522	HSBC Holdings PLC Sponsored ADR (a) (b)	53,839
1,974	ICG PLC	53,226
31,689	IG Group Holdings PLC	598,939
9,012	Imperial Brands PLC	307,913
17,222	Inchcape PLC	197,199
33,188	Investec PLC	295,277
296,716	ITV PLC	283,685
602,207	JD Sports Fashion PLC	698,335
54,830	Jupiter Fund Management PLC	125,401
6,333	Keller Group PLC	258,685
217,929	Kingfisher PLC (b)	921,149
5,967	Lion Finance Group PLC	1,074,674
255,661	Man Group PLC	1,060,477
27,630	MONY Group PLC	75,861
6,754	Morgan Advanced Materials PLC	21,834
2,144	Morgan Sindall Group PLC	126,849
38,215	NatWest Group PLC	347,472
17,249	Ninety One PLC	49,984
56,279	OSB Group PLC	388,574
20,286	Paragon Banking Group PLC	217,494
21,845	Pets at Home Group PLC	64,280
3,130	Plus500 Ltd.	158,965

See accompanying notes to the financial statements.	32

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
3,818	Polar Capital Holdings PLC	45,270
49,655	Rio Tinto PLC Sponsored ADR (a) (b)	5,089,638
2,887	Rio Tinto PLC (b)	295,904
13,922	RS Group PLC	141,640
3,934	Shell PLC ADR (a)	359,764
2,820	TBC Bank Group PLC	191,177
58,439	TP ICAP Group PLC	270,770
14,605	Vesuvius PLC	76,494
202,462	Vodafone Group PLC Sponsored ADR (b)	3,247,491
129,011	Vodafone Group PLC (b)	206,780
21,834	Watches of Switzerland Group PLC *	209,346
35,451	Zigup PLC	209,925

	Total United Kingdom	35,574,758

	United States — 11.7%
1,300	A.O. Smith Corp. (a)	76,869
1,745	Abercrombie & Fitch Co. – Class A * (a)	249,675
2,837	Academy Sports & Outdoors, Inc.	121,878
9,332	Accenture PLC – Class A (a) (b)	1,770,840
6,085	Adobe, Inc. * (b)	1,781,627
1,330	Aflac, Inc. (a)	154,081
1,097	AGCO Corp.	129,786
11,372	Albertsons Cos., Inc. – Class A	140,444
9,567	Allstate Corp. (a)	2,466,373
5,876	Amazon.com, Inc. * (b)	1,526,409
2,115	American Express Co. (a)	698,310
4,591	American International Group, Inc.	350,569
660	Ameriprise Financial, Inc.	365,053
8,159	APA Corp. (a)	352,061
8,837	Arch Capital Group Ltd. * (a)	866,645
3,856	Archer-Daniels-Midland Co.	313,454
27,732	AT&T, Inc. (a) (b)	717,981
2,003	Autoliv, Inc. (a)	242,784
465	AutoNation, Inc. *	93,581
3,504	Avnet, Inc. (a)	313,818
48,761	Bank of America Corp. (a)	3,020,256
6,463	Bath & Body Works, Inc.	124,413
728	Becton Dickinson & Co.	136,944
205	Berkshire Hathaway, Inc. – Class B * (b)	103,326
20,774	Best Buy Co., Inc. (b)	1,665,036
15,435	Block, Inc. * (a)	1,265,979
5,472	Blue Owl Capital Corp. (a)	63,092
8,259	Booz Allen Hamilton Holding Corp. (b)	624,793
1,077	BorgWarner, Inc. (a)	69,100
1,149	Bread Financial Holdings, Inc.	120,036
21,051	Bristol-Myers Squibb Co. (b)	1,406,417
3,560	Brown-Forman Corp. – Class B (a)	94,589
11,898	Capital One Financial Corp. (b)	2,552,240
514	CBRE Group, Inc. – Class A *	74,946
6,759	CF Industries Holdings, Inc. (a)	878,873
2,844	Chevron Corp. (b)	586,262
1,618	Chubb Ltd. (a)	547,855
9,115	Cigna Group (a)	2,516,469

Shares	Description	Value ($)

	United States — continued
19,884	Citigroup, Inc. (b)	2,617,132
1,442	Citizens Financial Group, Inc. (a)	99,311
132,313	CNH Industrial NV (a)	1,565,263
35,110	Cognizant Technology Solutions Corp. – Class A (a) (b)	2,267,404
992	Colgate-Palmolive Co. (a)	89,101
85,799	Comcast Corp. – Class A (a) (b)	2,283,969
1,640	Commercial Metals Co.	110,651
4,774	ConocoPhillips (a)	632,507
47,172	Corebridge Financial, Inc. (a)	1,534,977
384	Covista, Inc. * (b)	50,815
2,358	CRH PLC (a)	222,336
21,408	CVS Health Corp.	2,010,425
10,198	Deckers Outdoor Corp. * (a)	888,042
18,055	Delta Air Lines, Inc. (a)	1,408,290
15,844	Devon Energy Corp. (a)	768,592
1,104	Dollar General Corp. (a) (b)	139,932
12,080	Dr. Horton, Inc. (a)	1,746,285
2,494	Eastman Chemical Co. (a)	180,665
2,276	eBay, Inc. (a) (b)	235,703
5,542	Edison International (b)	299,157
3,526	Elevance Health, Inc.	1,384,096
507	Enova International, Inc. * (a)	114,947
8,613	EOG Resources, Inc. (b)	1,248,540
4,124	Everest Group Ltd.	1,545,057
14,477	ExxonMobil Holdings Corp. (a)	2,330,073
783	Federated Hermes, Inc. (a)	49,838
713	FedEx Corp. (b)	233,436
930	Fifth Third Bancorp (a)	50,006
338	First Solar, Inc. *	68,242
6,501	Fiserv, Inc. *	346,568
147,087	Ford Motor Co. (a) (b)	2,050,393
4,145	Fortune Brands Innovations, Inc. (a)	183,748
1,338	Fox Corp. – Class B (a)	80,574
1,453	Franklin Templeton, Inc. (a)	49,620
11,963	Gap, Inc.	266,895
327	Gartner, Inc. *	64,782
23,504	GE HealthCare Technologies, Inc. (a)	1,674,190
21,336	Gen Digital, Inc. (a)	661,416
46,544	General Mills, Inc. (a)	1,917,613
21,414	General Motors Co. (b)	1,848,456
2,552	Genpact Ltd.	96,925
333	Gilead Sciences, Inc. (a)	48,731
3,606	Global Payments, Inc. (a)	328,326
293	Group 1 Automotive, Inc. (a)	78,975
10,031	H&R Block, Inc. (b)	518,101
7,441	Halliburton Co. (a)	274,201
3,727	Hartford Insurance Group, Inc. (a)	512,015
43,020	Hewlett Packard Enterprise Co. (a)	2,247,365
70,153	HP, Inc. (a)	2,105,993
926	Humana, Inc.	354,871
10,303	Huntington Bancshares, Inc. (a)	171,906
13,787	Incyte Corp. *	1,698,834
1,065	Ingredion, Inc.	110,185

33	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued
2,550	International Business Machines Corp. (a)	596,368
3,018	Intuit, Inc. (b)	1,084,367
4,968	Johnson & Johnson (a)	1,320,743
95	Jones Lang LaSalle, Inc. *	34,758
4,586	JPMorgan Chase & Co. (b)	1,632,708
4,561	KB Home (a)	243,101
13,118	Kenvue, Inc.	247,668
1,167	Keurig Dr. Pepper, Inc. (a)	37,181
2,965	Kimberly-Clark Corp. (a)	320,072
2,348	Kinder Morgan, Inc. (a)	75,700
5,220	Kohl’s Corp. (a)	93,020
62,360	Kraft Heinz Co. (a)	1,600,781
5,432	Kroger Co. (a)	312,557
3,045	Lear Corp.	380,595
11,447	Leidos Holdings, Inc. (a)	1,604,984
17,245	Lennar Corp. – Class A (a)	1,450,477
1,544	Lincoln National Corp.	65,759
6,353	LKQ Corp. (a)	159,460
618	Lowe’s Cos., Inc. (a)	126,505
11,875	Lululemon Athletica, Inc. * (a)	1,428,087
24,029	LyondellBasell Industries NV – Class A	1,563,807
1,408	M&T Bank Corp. (a)	329,388
346	M/I Homes, Inc. *	51,488
20,418	Macy’s, Inc. (a)	448,379
1,445	ManpowerGroup, Inc. (a)	90,963
451	Marathon Petroleum Corp.	168,367
6,935	Match Group, Inc.	281,908
10,643	Mattel, Inc. *	159,113
8,114	Medtronic PLC (a)	735,534
13,943	Merck & Co., Inc. (a)	2,060,218
1,950	Meritage Homes Corp.	135,389
8,680	Meta Platforms, Inc. – Class A (b)	4,967,911
3,146	MetLife, Inc. (a)	299,405
8,565	MGIC Investment Corp. (a)	262,517
9,813	Microsoft Corp. (b)	4,978,037
2,965	Mondelez International, Inc. – Class A (a)	184,038
736	NetApp, Inc. (a)	136,373
5,988	Neurocrine Biosciences, Inc. *	922,332
2,051	NIKE, Inc. – Class B (a)	80,112
2,461	Northrop Grumman Corp. (a)	1,328,202
8,388	Nucor Corp. (a) (b)	2,093,980
408	NXP Semiconductors NV (b)	91,653
1,564	Occidental Petroleum Corp.	94,122
17,834	Omnicom Group, Inc. (a)	1,561,010
11,701	Oracle Corp. (b)	1,744,853
1,291	Oshkosh Corp.	198,956
1,931	Paycom Software, Inc. (a)	461,702
39,703	PayPal Holdings, Inc. (a)	2,090,958
3,694	Pentair PLC (a)	223,339
5,930	PepsiCo, Inc. (a) (b)	832,216
2,808	Perdoceo Education Corp. (a)	93,338
112,525	Pfizer, Inc. (a) (b)	3,202,461
620	Phillips 66 (b)	152,880
23,562	Pinterest, Inc. – Class A *	511,531

Shares	Description	Value ($)

	United States — continued
2,343	PNC Financial Services Group, Inc. (b)	561,453
1,193	PPG Industries, Inc. (a)	133,819
7,259	Procter & Gamble Co. (a) (b)	1,053,426
4,962	Progressive Corp. (a)	1,082,113
1,494	Prudential Financial, Inc. (a)	175,694
310	PTC, Inc. * (a)	48,279
13,670	PulteGroup, Inc. (a)	1,726,794
1,560	PVH Corp. (a)	115,690
18,077	QUALCOMM, Inc. (a) (b)	3,081,767
7,733	Radian Group, Inc. (a)	277,305
3,435	Reddit, Inc. – Class A * (a)	507,727
3,608	Regeneron Pharmaceuticals, Inc. (b)	2,883,081
22,294	Regions Financial Corp. (a)	666,145
2,855	Robert Half, Inc. (a)	129,446
682	Roper Technologies, Inc. (a)	289,604
1,668	Salesforce, Inc. (a)	429,577
2,117	SharkNinja, Inc. * (a)	407,501
2,201	Signet Jewelers Ltd.	181,098
1,623	Skyworks Solutions, Inc. (a)	108,757
5,315	SLM Corp. (a)	138,031
2,457	State Street Corp. (a)	470,221
53,335	Super Micro Computer, Inc. *	1,988,329
23,447	Synchrony Financial (a)	1,807,295
427	Sysco Corp. (b)	34,621
15,323	T. Rowe Price Group, Inc. (a)	1,705,143
8,486	Target Corp.	1,365,228
5,149	TE Connectivity PLC (b)	1,056,832
16,293	Textron, Inc. (a)	1,312,564
314	Toll Brothers, Inc. (a)	45,043
1,148	Travelers Cos., Inc.	420,088
10,232	Trimble, Inc. * (a)	613,306
7,293	Truist Financial Corp. (a)	361,587
36,979	U.S. Bancorp (a)	2,277,167
13,373	United Airlines Holdings, Inc. *	1,444,150
20,868	United Parcel Service, Inc. – Class B (a)	2,175,072
765	UnitedHealth Group, Inc.	297,899
739	Universal Health Services, Inc. – Class B (a)	125,874
660	Unum Group (a)	61,525
63,477	Verizon Communications, Inc. (a) (b)	3,175,120
15,119	VICI Properties, Inc. – (REIT) (a)	387,802
14,603	Walt Disney Co. (b)	1,570,553
6,149	Wells Fargo & Co. (b)	531,212
23,716	Western Union Co. (a)	169,807
2,322	YETI Holdings, Inc. * (a)	95,318
17,591	Zoom Communications, Inc. * (b)	1,700,698

	Total United States	156,989,471

	Vietnam — 0.2%
267,049	An Binh CJSB *	177,196
4,700	Binh Minh Plastics JSC	26,092
18,210	IDICO Corp. JSC	22,671
81,500	PetroVietNam Ca Mau Fertilizer JSC	96,319
34,800	PetroVietnam Oil Corp. *	18,152

See accompanying notes to the financial statements.	34

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Vietnam — continued
65,200	Phu Nhuan Jewelry JSC	104,953
141,300	Quang Ngai Sugar JSC	256,343
88,800	Saigon - Hanoi Commercial Joint Stock Bank *	41,469
158,800	Saigon Beer Alcohol Beverage Corp.	277,506
579,000	Vietnam Dairy Products JSC	1,381,134
94,400	Vietnam Engine & Agricultural Machinery Corp.	127,448

	Total Vietnam	2,529,283

	TOTAL COMMON STOCKS (COST $657,565,378)	747,209,843

	PREFERRED STOCKS (g) — 0.8%

	Brazil — 0.3%
215,300	Banco Bradesco SA ADR	706,184
42,500	Bradespar SA	180,448
434,603	Cia Energetica de Minas Gerais	897,463
69,500	Gerdau SA	318,424
46,495	Gerdau SA Sponsored ADR	214,342
44,600	Petroleo Brasileiro SA - Petrobras	387,508
97,600	Petroleo Brasileiro SA - Petrobras Sponsored ADR (b)	1,698,240

	Total Brazil	4,402,609

	Germany — 0.2%
593	Draegerwerk AG & Co. KGaA	77,418
7,714	Henkel AG & Co. KGaA	679,081
21,036	Volkswagen AG	1,883,874

	Total Germany	2,640,373

	India — 0.0%
49,904	Siyaram Silk Mills Ltd., Series I* (e)	—
37,428	Siyaram Silk Mills Ltd., Series II* (e)	—

	Total India	—

	Italy — 0.0%

289	Danieli & C Officine Meccaniche SpA	15,085

	Russia — 0.0%

56,000	Nizhnekamskneftekhim PJSC* (d) (f)	—

	South Korea — 0.3%
23,569	Samsung Electronics Co. Ltd.	3,191,879
51	Samsung Electronics Co. Ltd. GDR (Registered) (b)	172,109

	Total South Korea	3,363,988

	TOTAL PREFERRED STOCKS (COST $9,177,021)	10,422,055

Shares / Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Brazil — 0.0%

BRL 62	Banco Bradesco SA *	—

	Canada — 0.0%

7,900	Resolute Forest Products, Inc. * (e)	11,850

	United States — 0.0%

90,581	Walgreens Boots Alliance, Inc. CVR * (e)	45,291

	TOTAL RIGHTS/WARRANTS (COST $56,698)	57,141

	INVESTMENT FUNDS — 20.2%

	Japan — 0.1%
1,510,500	Carlyle ARE Partners II, L.P. (d) (h)	850,097

	United States — 20.1%
9,420,098	GMO Alternative Allocation Fund, Class VI (i)	176,061,626
421,767	GMO Climate Change Fund, Class III (i)	11,767,293
724,674	GMO High Yield Fund, Class VI (i)	12,631,074
956,814	GMO Opportunistic Income Fund, Class VI (i)	23,020,936
520,000	GMO Power Infrastructure ETF (b) (i)	12,888,408
1,007,431	GMO Resources Fund, Class VI (i)	27,412,191
1,188,337	GMO U.S. Treasury Fund, Class VI (i) (j)	5,941,688

	Total United States	269,723,216

	TOTAL INVESTMENT FUNDS (COST $260,229,353)	270,573,313

	DEBT OBLIGATIONS — 24.5%

	Dominican Republic — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

DOP 37,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	764,940

	Malaysia — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

MYR 3,900,000	Malaysia Government Bonds, 3.90%, due 11/30/26	971,261

	Paraguay — 0.0%

	Sovereign and Sovereign Agency Issuers — 0.0%

PYG 860,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	140,864

	SupraNational — 0.0%

	Sovereign and Sovereign Agency Issuers — 0.0%

KZT 65,300,000	European Bank for Reconstruction & Development, 15.00%, due 06/11/28	138,289

35	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SupraNational — continued

	Sovereign and Sovereign Agency Issuers — continued
TRY 29,400,000	European Bank for Reconstruction & Development, 40.00%, due 09/08/28	609,200

	Total SupraNational	747,489

	Uganda — 0.0%

	Sovereign and Sovereign Agency Issuers — 0.0%
UGX 520,000,000	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	141,537

	United States — 24.3%

	U.S. Government — 24.3%
16,350,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.97%, due 07/31/27	16,373,002
114,825,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 01/31/28 (b)	114,927,927
62,350,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28	62,346,490
19,919,673	U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 02/15/44	15,735,209
13,191,040	U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 02/15/56	11,583,237
28,074,314	U.S. Treasury Inflation-Indexed Notes, 1.25%, due 04/15/31	26,962,286
36,724,714	U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	35,422,913
44,815,132	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	42,773,541

	Total U.S. Government	326,124,605

	Total United States	326,124,605

	Uruguay — 0.0%

	Sovereign and Sovereign Agency Issuers — 0.0%
UYU 9,000,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	245,873

	TOTAL DEBT OBLIGATIONS (COST $333,095,088)	329,136,569

	SHORT-TERM INVESTMENTS — 11.3%

	Money Market Funds — 0.8%
10,111,706	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (k)	10,111,706

Par Value† / Shares	Description	Value ($)

	Repurchase Agreements — 10.4%
139,999,773	Nomura Securities International, Inc. Repurchase Agreement, dated 08/31/2026, maturing on 09/01/26 with a maturity value of $140,014,006 and an effective yield of 3.66%, collateralized by a U.S. Treasury Note with maturity date 07/15/29 and a market value of $142,744,386.	139,999,773

	Sovereign and Sovereign Agency Issuers — 0.1%
EGP 44,000,000	Egypt Treasury Bills, Zero Coupon, due 10/20/26	838,502
NGN 1,160,000,000	Nigeria OMO Bills, Zero Coupon, due 10/27/26	841,290

	Total Sovereign and Sovereign Agency Issuers	1,679,792

	TOTAL SHORT-TERM INVESTMENTS (COST $151,818,738)	151,791,271

	TOTAL INVESTMENTS — 112.4% (Cost $1,411,942,276)	1,509,190,192

	SECURITIES SOLD SHORT — (12.1)%

	Common Stocks — (12.0)%

	Australia — (0.4)%
(123,123)	Lottery Corp. Ltd.	(438,976)
(99,183)	Lynas Rare Earths Ltd. *	(1,117,933)
(159,709)	PLS Group Ltd. *	(616,621)
(12,365)	Pro Medicus Ltd.	(1,583,898)
(178,212)	Sigma Healthcare Ltd.	(343,149)
(22,118)	Xero Ltd. *	(1,309,852)

	Total Australia	(5,410,429)

	Belgium — (0.0)%
(32)	Lotus Bakeries NV	(474,123)

	Brazil — (0.1)%
(13,073)	Aura Minerals, Inc.	(1,092,641)
(40,328)	NU Holdings Ltd. – Class A *	(586,773)

	Total Brazil	(1,679,414)

	Canada — (0.7)%
(36,000)	AltaGas Ltd.	(1,395,115)
(20,397)	Brookfield Renewable Corp.	(655,764)
(6,976)	Cameco Corp.	(688,950)
(3,300)	Dollarama, Inc.	(416,848)
(14,255)	Enbridge, Inc.	(720,875)
(3,453)	Franco-Nevada Corp.	(908,657)
(17,943)	GFL Environmental, Inc.	(758,809)
(36,900)	Keyera Corp.	(1,600,389)
(18,283)	Pembina Pipeline Corp.	(890,382)
(6,167)	RB Global, Inc.	(521,605)

See accompanying notes to the financial statements.	36

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
(10,468)	Restaurant Brands International, Inc.	(815,248)

	Total Canada	(9,372,642)

	Chile — (0.0)%
(11,146)	Latam Airlines Group SA ADR	(554,736)

	China — (0.1)%
(1,413)	GDS Holdings Ltd. ADR*	(45,004)
(147,601)	NIO, Inc. ADR*	(624,352)
(9,487)	XPeng, Inc. ADR*	(107,772)

	Total China	(777,128)

	Denmark — (0.3)%
(21,474)	Coloplast AS – Class B	(1,526,107)
(6,203)	Novonesis Novozymes B – Class B	(445,638)
(13,355)	Orsted AS *	(281,277)
(47,897)	Tryg AS	(1,143,572)

	Total Denmark	(3,396,594)

	France — (0.2)%
(4,636)	Aeroports de Paris SA	(580,967)
(46,810)	Getlink SE	(1,024,270)
(562)	Hermes International SCA	(1,028,125)

	Total France	(2,633,362)

	Germany — (0.4)%
(12,890)	Hensoldt AG	(1,284,914)
(1,532)	HOCHTIEF AG	(742,370)
(104)	MTU Aero Engines AG	(42,406)
(58)	Rheinmetall AG	(74,671)
(7,219)	Siemens Energy AG	(1,189,023)
(9,744)	Talanx AG	(1,411,499)
(8,554)	Vonovia SE	(190,528)

	Total Germany	(4,935,411)

	Israel — (0.0)%
(3,045)	Tower Semiconductor Ltd. *	(624,377)

	Italy — (0.3)%
(3,440)	Banca Mediolanum SpA	(96,056)
(5,172)	Ferrari NV	(2,189,678)
(55,163)	FinecoBank Banca Fineco SpA	(1,518,534)

	Total Italy	(3,804,268)

	Japan — (1.0)%
(218,700)	Aeon Co. Ltd.	(1,857,658)
(800)	Fast Retailing Co. Ltd.	(360,958)
(10,500)	Fujikura Ltd.	(358,002)
(34,400)	Furukawa Electric Co. Ltd.	(854,483)
(7,200)	Ibiden Co. Ltd.	(909,395)
(28,000)	IHI Corp.	(467,823)
(81,700)	Japan Exchange Group, Inc.	(1,141,657)

Shares	Description	Value ($)

	Japan — continued
(100)	Kioxia Holdings Corp. *	(30,919)
(116,500)	Oriental Land Co. Ltd.	(2,205,079)
(244,200)	Rakuten Group, Inc. *	(1,179,032)
(134,800)	Sanrio Co. Ltd.	(1,087,366)
(19,000)	Shiseido Co. Ltd.	(443,213)
(1,355,400)	SoftBank Corp.	(2,007,676)
(3,200)	Zensho Holdings Co. Ltd.	(235,768)

	Total Japan	(13,139,029)

	Mexico — (0.0)%
(1,098)	Grupo Aeroportuario del Pacifico SAB de CV ADR*	(226,232)

	Netherlands — (0.2)%
(3,935)	BE Semiconductor Industries NV	(895,921)
(80,529)	CVC Capital Partners PLC	(1,354,221)
(3,436)	Nebius Group NV *	(708,916)
(3,586)	Universal Music Group NV	(60,942)

	Total Netherlands	(3,020,000)

	Norway — (0.3)%
(54,795)	Kongsberg Gruppen ASA	(1,857,311)
(11,488)	Salmar ASA	(699,306)
(259,457)	Var Energi ASA	(1,384,093)

	Total Norway	(3,940,710)

	Peru — (0.1)%
(8,226)	Southern Copper Corp.	(1,718,165)

	Spain — (0.2)%
(36,934)	Cellnex Telecom SA *	(1,132,742)
(22,021)	Ferrovial NV	(1,288,031)

	Total Spain	(2,420,773)

	Sweden — (0.2)%
(3,548)	AddTech AB – B Shares	(124,963)
(49,726)	EQT AB	(1,722,068)
(559)	Spotify Technology SA *	(303,884)

	Total Sweden	(2,150,915)

	Switzerland — (0.1)%
(16,636)	Avolta AG	(937,271)
(131)	Lonza Group AG (Registered)	(93,358)
(700)	VAT Group AG	(519,878)

	Total Switzerland	(1,550,507)

	United Kingdom — (0.6)%
(9,101)	Entain PLC	(62,026)
(105,568)	Informa PLC	(1,273,084)
(11,355)	InterContinental Hotels Group PLC	(1,822,211)
(8,755)	London Stock Exchange Group PLC	(1,061,180)
(9,638)	Rolls-Royce Holdings PLC	(195,884)

37	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
(28,844)	Severn Trent PLC	(1,221,650)
(86,394)	Standard Life PLC	(1,090,558)
(71,515)	Wise Group PLC – Class A *	(933,251)

	Total United Kingdom	(7,659,844)

	United States — (6.8)%
(5,668)	AbbVie, Inc.	(1,453,389)
(19,695)	Affirm Holdings, Inc. *	(1,466,293)
(7,388)	Alnylam Pharmaceuticals, Inc. *	(1,778,218)
(3,000)	AppLovin Corp. – Class A *	(936,180)
(1,512)	Arthur J Gallagher & Co.	(396,371)
(21,328)	AST SpaceMobile, Inc. *	(1,260,485)
(3,100)	Axon Enterprise, Inc. *	(1,756,336)
(3,146)	Bloom Energy Corp. – Class A *	(649,020)
(7,021)	Boeing Co. *	(1,458,823)
(4,477)	Burlington Stores, Inc. *	(1,162,945)
(26,234)	Carvana Co. *	(1,927,150)
(6,490)	Cheniere Energy, Inc.	(1,893,068)
(1,451)	Ciena Corp. *	(555,443)
(9,122)	Cintas Corp.	(1,840,728)
(5,644)	Cloudflare, Inc. – Class A *	(1,722,041)
(1,617)	Coherent Corp. *	(449,251)
(9,197)	CoreWeave, Inc. – Class A *	(780,733)
(1,747)	Corning, Inc.	(259,831)
(6,404)	Credo Technology Group Holding Ltd. *	(1,448,521)
(6,202)	Crowdstrike Holdings, Inc. – Class A *	(1,432,662)
(9,813)	DoorDash, Inc. – Class A *	(2,274,065)
(29,389)	DraftKings, Inc. – Class A *	(713,859)
(4,720)	Ecolab, Inc.	(1,336,704)
(1,209)	Fair Isaac Corp. *	(1,386,977)
(30,047)	Fastenal Co.	(1,481,618)
(6,593)	FTAI Aviation Ltd.	(1,253,329)
(8,349)	Hyatt Hotels Corp. – Class A	(1,394,032)
(18,553)	Insmed, Inc. *	(2,260,126)
(41,409)	IonQ, Inc. *	(1,627,788)
(42,516)	IREN Ltd. *	(1,577,981)
(20,527)	Liberty Media Corp.-Liberty Formula One – Class C *	(2,051,674)
(2,926)	Linde PLC	(1,432,511)
(8,627)	Live Nation Entertainment, Inc. *	(1,551,911)
(923)	Lumentum Holdings, Inc. *	(844,323)
(4,410)	Marvell Technology, Inc.	(933,421)
(1,569)	McKesson Corp.	(1,389,067)
(4,393)	MongoDB, Inc. *	(1,991,654)
(2,454)	MSCI, Inc.	(1,400,351)
(5,927)	Natera, Inc. *	(1,908,257)
(24,453)	Oklo, Inc. *	(992,058)
(10,954)	Okta, Inc. *	(1,895,480)
(16,607)	ONEOK, Inc.	(1,594,438)
(11,596)	Palantir Technologies, Inc. – Class A *	(2,161,262)
(4,559)	Palo Alto Networks, Inc. *	(1,742,131)
(94,670)	Rivian Automotive, Inc. – Class A *	(1,520,400)
(13,306)	Robinhood Markets, Inc. – Class A *	(1,394,602)
(50,764)	ROBLOX Corp. – Class A *	(2,096,045)

Shares	Description	Value ($)

	United States — continued
(133,754)	Rocket Cos., Inc. – Class A *	(1,793,641)
(16,684)	Rocket Lab Corp. *	(1,066,441)
(47,713)	Rollins, Inc.	(1,721,008)
(28,706)	Samsara, Inc. – Class A *	(1,172,640)
(1,070)	Seagate Technology Holdings PLC	(886,367)
(5,219)	Snowflake, Inc. *	(1,729,733)
(110,883)	SoFi Technologies, Inc. *	(1,982,588)
(13,123)	Starbucks Corp.	(1,394,319)
(8,744)	TechnipFMC PLC	(683,344)
(784)	Teradyne, Inc.	(274,267)
(4,285)	Tesla, Inc. *	(1,576,666)
(3,677)	Texas Pacific Land Corp.	(1,376,448)
(1,358)	TransDigm Group, Inc.	(1,591,223)
(6,791)	Twilio, Inc. – Class A *	(1,600,163)
(4,724)	Watsco, Inc.	(1,463,590)
(20,984)	Williams Cos., Inc.	(1,574,849)
(682)	XPO, Inc. *	(132,301)
(13,070)	Zscaler, Inc. *	(2,462,192)

	Total United States	(91,315,332)

	TOTAL COMMON STOCKS (PROCEEDS $126,171,334)	(160,803,991)

	PREFERRED STOCKS (g) — (0.1)% Germany — (0.1)%
(3,936)	Sartorius AG	(1,134,766)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,230,963)	(1,134,766)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $127,402,297)	(161,938,757)

	Other Assets and Liabilities (net) — (0.3)%	(4,162,305)

	TOTAL NET ASSETS — 100.0%	$1,343,089,130

See accompanying notes to the financial statements.	38

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026

Carlyle ARE Partners II, L.P.	03/24/26	$950,568	0.1%	$850,097
Evraz PLC	10/25/21	197,469	0.0%	—
Federal Grid Co-Rosseti PJSC	08/12/19	462,175	0.0%	—
Gazprom PJSC	08/10/20	7,398,324	0.0%	—
GMK Norilskiy Nickel PAO	06/11/20	1,319,027	0.0%	—
Inter RAO UES PJSC	06/05/20	453,917	0.0%	—
LSR Group PJSC	08/12/19	175,128	0.0%	—
LSR Group PJSC GDR	05/06/21	2	0.0%	—
Mosenergo PJSC	11/22/21	96,796	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	55,853	0.0%	—
Novatek PJSC	10/21/21	198,983	0.0%	—
Novolipetsk Steel PJSC	11/07/19	3,077,372	0.0%	—
PhosAgro PJSC	12/03/20	212,444	0.0%	—
PhosAgro PJSC GDR	12/03/20	1,365	0.0%	—
Polyus PJSC GDR	02/24/23	0	0.0%	—
Severstal PAO GDR (Registered)	03/16/20	1,679,360	0.0%	—
SFI PJSC	03/16/20	68,731	0.0%	—
Tatneft PJSC	03/16/20	2,263,701	0.0%	—
Unipro PAO	01/13/21	50,836	0.0%	—
United Co. RUSAL International PJSC	11/12/21	51,608	0.0%	—

				$850,097

39	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/02/2026	JPM	BRL	20,200,000	USD	3,908,669	10,221
09/02/2026	JPM	USD	3,850,481	BRL	20,200,000	47,966
11/06/2026	MSCI	USD	3,857,597	COP	12,631,700,000	10,428
10/15/2026	CITI	USD	52,369	CZK	1,100,000	531
10/15/2026	DB	USD	733,826	CZK	15,600,000	16,387
11/03/2026	GS	USD	293,089	IDR	5,259,800,000	2,284
11/03/2026	SSB	USD	1,793,922	IDR	32,714,500,000	43,214
10/15/2026	MSCI	USD	2,046,775	MXN	36,100,000	70,055
10/15/2026	SSB	USD	557,539	MXN	9,600,000	5,385
09/25/2026	MSCI	USD	3,031,593	PEN	10,400,000	56,688
10/21/2026	CITI	USD	768,658	THB	25,800,000	12,477
10/28/2026	BCLY	USD	1,059,402	TRY	54,100,000	13,448

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/30/2026	MSCI	USD	3,793,567	ZAR	62,900,000	104,166
09/25/2026	CITI	PEN	1,600,000	USD	468,014	(7,106)
09/25/2026	JPM	PEN	800,000	USD	237,438	(122)
10/28/2026	BCLY	TRY	31,400,000	USD	621,468	(1,221)
11/04/2026	JPM	USD	3,858,201	BRL	20,200,000	(9,719)
10/19/2026	MSCI	USD	766,070	HUF	240,400,000	(3,018)
09/30/2026	CITI	USD	733,894	PHP	45,100,000	(12,349)
09/30/2026	JPM	USD	46,921	PHP	2,900,000	(525)
09/30/2026	CITI	ZAR	3,200,000	USD	194,018	(4,277)
09/30/2026	MSCI	ZAR	8,200,000	USD	504,107	(4,024)

						$350,889

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
738	U.S. Treasury Note 10 Yr. (CBT)	December 2026	79,450,313	(356,026)
1,066	U.S. Treasury Note 2 Yr. (CBT)	December 2026	218,779,845	(451,206)
1,068	U.S. Treasury Note 5 Yr. (CBT)	December 2026	112,890,937	(386,987)
559	U.S. Treasury Ultra 10 Yr. (CBT)	December 2026	61,166,828	(196,912)

			$472,287,923	$(1,391,131)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
33	MSCI EAFE Index	September 2026	5,327,520	(7,754)
53	TOPIX Index	September 2026	13,726,200	(707,812)

			$19,053,720	$(715,566)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	40

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:

CDX.NA.HY.S46	USD	11,270,000	5.00%	3.01%	N/A	06/20/2031	Quarterly	$(450,800)	$(893,294)	$(442,494)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	9,855,025	06/18/2027	Monthly	—	(323,670)	(323,670)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	13,245,873	06/26/2028	Monthly	—	(165,740)	(165,740)

							$—	$(489,410)	$(489,410)

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

41	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(h)	Private placement security; restricted as to resale.

(i)	Affiliated company (Note 10).

(j)	All or a portion of this security is purchased with collateral from securities loaned.

(k)	The rate disclosed is the 7 day net yield as of August 31, 2026.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

See accompanying notes to the financial statements.	42

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares / Par Value†	Description	Value ($)

	INVESTMENT FUNDS — 99.7%

	United States — 99.7%
6,029,900	GMO Alternative Allocation Fund, Class VI (a)	112,698,826
5,247,372	GMO Asset Allocation Bond Fund, Class VI (a)	90,832,007
116,278	GMO Climate Change Fund, Class III (a)	3,244,172
407,285	GMO Domestic Resilience ETF (a)	12,370,101
261,493	GMO Emerging Country Debt Fund, Class VI (a)	6,445,802
1,016,261	GMO Emerging Markets ex-China Fund, Class VI (a)	20,416,678
1,193,843	GMO Emerging Markets Fund, Class VI (a)	47,395,590
2,124,852	GMO International Equity Fund, Class IV (a)	88,075,120
2,478,207	GMO International Opportunistic Value Fund, Class IV (a)	47,457,665
1,325,182	GMO-Usonian Japan Value Creation Fund, Class VI (a)	40,298,784
833,718	GMO Opportunistic Income Fund, Class VI (a)	20,059,252
120,000	GMO Power Infrastructure ETF (a)	2,974,248
554,614	GMO Quality Fund, Class VI (a)	20,953,319
261,000	GMO Resources Fund, Class VI (a)	7,101,802
501,342	GMO Small Cap Quality Fund, Class VI (a)	12,533,552
3,107,599	GMO U.S. Equity Fund, Class VI (a)	48,447,470
2,212,173	GMO U.S. Opportunistic Value Fund, Class VI (a)	54,264,596
519,579	GMO U.S. Small Cap Value Fund, Class VI (a)	13,690,904
5,060,694	GMO U.S. Treasury Fund, Class VI (a)	25,303,470

	TOTAL INVESTMENT FUNDS (COST $585,525,377)	674,563,358

	DEBT OBLIGATIONS — 0.2%

	U.S. Government — 0.2%
1,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 01/31/28	1,100,987

	TOTAL DEBT OBLIGATIONS (COST $1,099,815)	1,100,987

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
529,742	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	529,742

	TOTAL SHORT-TERM INVESTMENTS (COST $529,742)	529,742

	TOTAL INVESTMENTS — 100.0% (Cost $587,154,934)	676,194,087
	Other Assets and Liabilities (net) — 0.0%	64,375

	TOTAL NET ASSETS — 100.0%	$676,258,462

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

43	See accompanying notes to the financial statements.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.8%

	United States — 99.8%
15,932	GMO Climate Change Fund, Class III (a)	444,512
62,710	GMO Domestic Resilience ETF (a)	1,904,634
100,981	GMO Emerging Markets ex-China Fund, Class VI (a)	2,028,716
612,926	GMO International Equity Fund, Class IV (a)	25,405,798
617,432	GMO International Opportunistic Value Fund, Class IV (a)	11,823,823
203,074	GMO-Usonian Japan Value Creation Fund, Class VI (a)	6,175,473
20,000	GMO Power Infrastructure ETF (a)	495,708
441,131	GMO Quality Fund, Class VI (a)	16,665,907
76,490	GMO Resources Fund, Class VI (a)	2,081,281
189,075	GMO Small Cap Quality Fund, Class VI (a)	4,726,882
774,932	GMO U.S. Equity Fund, Class VI (a)	12,081,191
651,846	GMO U.S. Opportunistic Value Fund, Class VI (a)	15,989,773
111,584	GMO U.S. Small Cap Value Fund, Class VI (a)	2,940,231

	TOTAL INVESTMENT FUNDS (COST $76,563,150)	102,763,929

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
171,323	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	171,323

	TOTAL SHORT-TERM INVESTMENTS (COST $171,323)	171,323

	TOTAL INVESTMENTS — 100.0% (Cost $76,734,473)	102,935,252
	Other Assets and Liabilities (net) — (0.0%)	(27,082)

	TOTAL NET ASSETS — 100.0%	$102,908,170

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

See accompanying notes to the financial statements.	44

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares / Par Value†	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
103,643	GMO Climate Change Fund, Class III (a)	2,891,644
389,195	GMO Domestic Resilience ETF (a)	11,820,669
988,381	GMO Emerging Markets ex-China Fund, Class VI (a)	19,856,578
1,830,260	GMO Emerging Markets Fund, Class VI (a)	72,661,313
3,411,123	GMO International Equity Fund, Class IV (a)	141,391,056
3,794,670	GMO International Opportunistic Value Fund, Class IV (a)	72,667,937
1,253,345	GMO-Usonian Japan Value Creation Fund, Class VI (a)	38,114,219
120,000	GMO Power Infrastructure ETF (a)	2,974,248
2,249,407	GMO Quality Fund, Class VI (a)	84,982,594
470,244	GMO Resources Fund, Class VI (a)	12,795,348
1,251,122	GMO Small Cap Quality Fund, Class VI (a)	31,278,036
3,266,161	GMO U.S. Equity Fund, Class VI (a)	50,919,446
3,467,076	GMO U.S. Opportunistic Value Fund, Class VI (a)	85,047,374
702,836	GMO U.S. Small Cap Value Fund, Class VI (a)	18,519,727

	TOTAL INVESTMENT FUNDS (COST $480,964,785)	645,920,189

	DEBT OBLIGATIONS — 0.0%

	U.S. Government — 0.0%
200,000	U.S. Treasury Floating Rate Notes,
	Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 01/31/28	200,180

	TOTAL DEBT OBLIGATIONS (COST $199,997)	200,180

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
528,168	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	528,168

	TOTAL SHORT-TERM INVESTMENTS (COST $528,168)	528,168

	TOTAL INVESTMENTS — 100.0% (Cost $481,692,950)	646,648,537
	Other Assets and Liabilities (net) — 0.0%	156,456

	TOTAL NET ASSETS — 100.0%	$646,804,993

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

45	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 69.3%

	Argentina — 0.1%
26,400	Vista Energy SAB de CV ADR*	1,886,544
23,766	YPF SA Sponsored ADR* (a)	1,225,850

	Total Argentina	3,112,394

	Australia — 1.1%
105,406	Accent Group Ltd. (a)	53,967
47,391	AMP Ltd.	80,721
404,956	Aurizon Holdings Ltd.	1,060,940
269,694	BHP Group Ltd. (b)	12,684,166
65,447	BlueScope Steel Ltd.	1,453,899
6,592	Credit Corp. Group Ltd. (a)	66,078
9,586	CSL Ltd.	1,174,188
520,814	Fortescue Ltd.	6,592,677
350,881	Grange Resources Ltd. *	33,865
152,178	Harvey Norman Holdings Ltd.	466,281
192,023	Helia Group Ltd.	692,672
74,949	Metcash Ltd.	157,743
35,004	Paladin Energy Ltd. *	290,011
11,202	Perenti Ltd.	18,104
10,518	Perseus Mining Ltd.	48,840
32,639	QBE Insurance Group Ltd.	518,998
2,131	Rio Tinto Ltd. (b)	266,348
58,454	Santos Ltd.	340,899
24,630	SmartGroup Corp. Ltd.	188,003
69,907	Southern Cross Media Group Ltd. (a)	30,040
42,371	Super Retail Group Ltd. (a)	407,665
32,593	Woodside Energy Group Ltd.	758,331

	Total Australia	27,384,436

	Austria — 0.3%
3,467	EVN AG (b)	118,617
21,639	OMV AG	1,728,641
52,079	Raiffeisen Bank International AG	3,853,965
8,618	Vienna Insurance Group AG Wiener Versicherung Gruppe	722,467

	Total Austria	6,423,690

	Belgium — 0.5%
91,670	Ageas SA	8,036,698
8,313	Barco NV	75,655
10,272	Bekaert SA	465,940
4,075	Econocom Group SA NV	7,111
2,355	Melexis NV	180,642
152,692	Proximus SADP	1,125,425
68,093	Umicore SA	1,871,494

	Total Belgium	11,762,965

	Brazil — 0.3%
310,300	Ambev SA	900,080
279,200	Ambev SA ADR (b)	801,304
1,100	Banco Bradesco SA	3,221

Shares	Description	Value ($)

	Brazil — continued
301,969	Klabin SA	1,101,449
30,700	Pagseguro Digital Ltd. – Class A	276,914
17,000	PRIO SA *	205,645
91,926	Sao Martinho SA	350,385
91,900	SLC Agricola SA	285,018
91,200	Suzano SA	797,321
30,000	Ultrapar Participacoes SA	201,600
19,300	Vale SA	289,972
247,133	Vibra Energia SA	1,641,655

	Total Brazil	6,854,564

	Canada — 3.9%
25,700	Alimentation Couche-Tard, Inc. (b)	1,547,804
58,000	Anaergia, Inc. * (a)	110,480
11,000	Bank of Montreal (b)	1,874,988
80,700	Bank of Nova Scotia (c)	7,387,286
37,167	Bank of Nova Scotia (c)	3,406,727
79,600	Baytex Energy Corp.	387,652
13,300	BCE, Inc.	313,607
2,900	Canadian Imperial Bank of Commerce (b)	329,160
4,200	Canadian National Railway Co. (b)	524,413
6,400	Canadian Natural Resources Ltd. (b)	320,889
34,900	Canadian Tire Corp. Ltd. – Class A (b)	4,729,549
72,400	Capstone Copper Corp. *	839,996
20,500	Cenovus Energy, Inc. (c)	658,509
13,100	Cenovus Energy, Inc. (c)	421,165
44,800	CGI, Inc. (a) (b)	3,373,374
11,900	Cogeco Communications, Inc.	514,397
4,787	Cogeco, Inc.	193,836
12,180	DPM Metals, Inc.	551,283
3,100	Empire Co. Ltd. – Class A	107,072
7,600	Enerflex Ltd.	154,967
1,900	Fairfax Financial Holdings Ltd.	3,098,003
6,200	Finning International, Inc.	406,772
27,700	First Quantum Minerals Ltd. *	921,368
7,800	Great-West Lifeco, Inc. (a)	501,503
7,800	iA Financial Corp., Inc.	1,113,088
86,042	IGM Financial, Inc. (a)	5,357,022
10,963	Interfor Corp. *	112,561
1,044	International Petroleum Corp. *	25,890
55,200	Ivanhoe Mines Ltd. – Class A * (a)	482,320
110,972	Largo, Inc. * (a)	80,870
11,800	Linamar Corp.	840,674
120,683	Magna International, Inc. (c)	7,913,184
30,000	Magna International, Inc. (c)	1,969,768
84,400	Manulife Financial Corp. (c)	3,580,126
48,870	Manulife Financial Corp. (c)	2,072,577
5,200	Mullen Group Ltd.	96,988
108,300	NexGen Energy Ltd. * (a)	1,133,050
15,600	Nutrien Ltd. (c)	1,176,683
7,088	Nutrien Ltd. (c)	535,357
99,099	Open Text Corp. (c)	2,470,538
91,700	Open Text Corp. (a) (c)	2,287,951

See accompanying notes to the financial statements.	46

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
118,300	Parex Resources, Inc.	2,434,371
110,556	Power Corp. of Canada	7,325,995
1,900	Precision Drilling Corp. *	174,214
26,900	Quebecor, Inc. – Class B	1,191,523
34,000	Rogers Communications, Inc. – Class B	1,254,317
67,100	Sun Life Financial, Inc. (a) (c)	5,269,912
9,308	Sun Life Financial, Inc. (c)	729,561
14,900	Suncor Energy, Inc. (b)	996,917
30,100	Tamarack Valley Energy Ltd.	294,495
74,400	Toronto-Dominion Bank (c)	9,000,792
12,431	Toronto-Dominion Bank (c)	1,503,032
2,643	Wajax Corp.	56,733
36,900	Whitecap Resources, Inc. (a)	478,173

	Total Canada	94,633,482

	China — 1.7%
921,000	361 Degrees International Ltd. (a)	528,930
812,000	AviChina Industry & Technology Co. Ltd. – Class H	301,638
91,000	Beijing Enterprises Holdings Ltd.	374,963
3,488,000	China Communications Services Corp. Ltd. – Class H	1,718,018
3,659,000	China Greenfresh Group Co. Ltd. * (d)	—
1,059,000	China Lesso Group Holdings Ltd.	488,219
348,000	China National Building Material Co. Ltd. – Class H (a)	159,483
1,050,500	China Overseas Land & Investment Ltd.	1,673,510
2,250,000	China Railway Group Ltd. – Class H (a)	987,060
643,500	China Resources Pharmaceutical Group Ltd.	366,803
44,000	China Shineway Pharmaceutical Group Ltd.	46,479
1,883,000	China Taiping Insurance Holdings Co. Ltd.	5,068,898
188,000	Chongqing Machinery & Electric Co. Ltd. – Class H	44,965
1,256,158	CITIC Ltd.	2,101,657
1,571,000	Consun Pharmaceutical Group Ltd.	2,711,499
2,068,000	CSPC Pharmaceutical Group Ltd.	2,430,188
11,400	ENN Energy Holdings Ltd.	72,123
77,000	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	314,960
62,997	JD.com, Inc. ADR (a) (b)	1,779,035
21,200	Kuaishou Technology	90,224
1,238,000	Kunlun Energy Co. Ltd.	1,222,139
1,149,100	Legend Holdings Corp. – Class H	2,661,819
992,000	Lenovo Group Ltd.	3,800,651
239,000	Longfor Group Holdings Ltd. (a)	191,143
564,000	Lonking Holdings Ltd.	253,625
180,000	MMG Ltd. * (a)	210,764
271,000	Orient Overseas International Ltd. (a)	5,420,889
655,500	Sinopec Engineering Group Co. Ltd. – Class H	424,975
246,800	Sinopharm Group Co. Ltd. – Class H	486,304
669,000	Sinotruk Hong Kong Ltd.	3,425,030
782,000	Skyworth Group Ltd. *	421,577

Shares	Description	Value ($)

	China — continued
61,000	TCL Electronics Holdings Ltd.	129,870
115,100	Vipshop Holdings Ltd. ADR	1,507,810
40,900	Western Mining Co. Ltd. – Class A	239,113
130,000	Yankuang Energy Group Co. Ltd. –
	Class H	231,775

	Total China	41,886,136

	Colombia — 0.0%
1,197	Corp. Financiera Colombiana SA *	8,353

	Denmark — 0.5%
521	AP Moller - Maersk AS – Class A (b)	1,685,157
1,550	AP Moller - Maersk AS – Class B (b)	5,192,906
9,455	Genmab AS *	3,124,598
35,952	H Lundbeck AS	235,307
3,030	Pandora AS	399,830
7,847	Scandinavian Tobacco Group AS	90,136
21,233	Vestas Wind Systems AS (b)	704,101

	Total Denmark	11,432,035

	Egypt — 0.0%
25,060	Orascom Construction PLC *	423,748

	Finland — 0.3%
10,401	Kemira OYJ	212,114
22,780	Neste OYJ	850,883
333,923	Nokia OYJ (b)	3,396,173
151,274	Nokia OYJ Sponsored ADR (b)	1,533,918
2,141	Sanoma OYJ	23,915
24,126	Valmet OYJ	802,141

	Total Finland	6,819,144

	France — 2.2%
5,895	Amundi SA	645,300
6,956	Aperam SA	379,742
33,152	AXA SA	1,655,306
84,273	BNP Paribas SA	10,033,326
35,689	Capgemini SE (b)	4,439,406
61,581	Carrefour SA	1,118,863
8,169	Coface SA	150,237
28,318	Derichebourg SA	303,375
2,721	Eiffage SA (b)	343,640
48,005	Etablissements Maurel et Prom SA	446,152
18,920	Ipsen SA	3,583,273
7,700	IPSOS SA	344,837
1,650	Mersen SA	72,803
4,694	Metropole Television SA	65,330
6,145	Publicis Groupe SA	720,845
14,281	Quadient SA	218,368
42,274	Rubis SCA (b)	1,648,064
121,599	Sanofi SA	10,811,238
1,026	Societe BIC SA (b)	81,106
21,403	STMicroelectronics NV (c)	1,073,146

47	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	France — continued
19,229	STMicroelectronics NV (c)	962,553
6,152	Teleperformance SE (b)	497,084
14,160	Television Francaise 1 SA	112,233
119,981	TotalEnergies SE (c)	10,571,994
1,951	TotalEnergies SE (c)	172,328
105,719	Valeo SE	1,765,775
14,439	Veolia Environnement SA (b)	545,815

	Total France	52,762,139

	Germany — 1.5%
5,404	Allianz SE (Registered)	2,818,268
42,404	Bayer AG (Registered)	2,413,530
10,446	Bayerische Motoren Werke AG	749,450
14,508	Daimler Truck Holding AG (b)	785,652
278,118	Deutsche Bank AG (Registered)	11,138,490
61,239	Deutsche Post AG (b)	3,977,744
163,991	Deutsche Telekom AG (Registered)	5,389,351
278	Draegerwerk AG & Co. KGaA	26,890
8,852	DWS Group GmbH & Co. KGaA	776,245
7,461	Fresenius Medical Care AG	341,403
5,589	Henkel AG & Co. KGaA	456,720
102,891	Mercedes-Benz Group AG (b)	5,630,790
2,598	Merck KGaA	418,177
909	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	546,391
2,366	RTL Group SA	87,900
4,542	Traton SE (b)	202,239
792	Wuestenrot & Wuerttembergische AG	13,276

	Total Germany	35,772,516

	Greece — 0.0%
3,000	Danaos Corp.	454,440
103	Eurobank SA	547
3,700	Motor Oil Hellas Corinth Refineries SA	258,918
6,521	National Bank of Greece SA	127,443

	Total Greece	841,348

	Hong Kong — 1.2%
42,800	Bank of East Asia Ltd.	100,876
141,500	BOC Hong Kong Holdings Ltd.	949,104
114,000	Chow Sang Sang Holdings International Ltd.	203,318
833,000	CITIC Telecom International Holdings Ltd.	259,151
815,000	CK Asset Holdings Ltd.	4,698,040
1,275,000	CK Hutchison Holdings Ltd.	11,384,725
74,000	Dah Sing Banking Group Ltd.	135,648
44,000	Dah Sing Financial Holdings Ltd.	254,736
326,000	E-Commodities Holdings Ltd.	31,346
284,000	First Pacific Co. Ltd.	180,191
200,000	Giordano International Ltd.	35,467
432,000	IGG, Inc.	168,505
24,000	KLN Logistics Group Ltd.	16,946

Shares	Description	Value ($)

	Hong Kong — continued
79,000	Luk Fook Holdings International Ltd.	218,309
443,000	Pacific Basin Shipping Ltd.	235,569
428,000	PAX Global Technology Ltd.	222,409
312,000	SITC International Holdings Co. Ltd.	1,897,301
39,500	SmarTone Telecommunications Holdings Ltd.	24,258
156,500	Sun Hung Kai Properties Ltd. (b)	2,311,526
30,500	Techtronic Industries Co. Ltd. (b)	524,551
99,000	Texhong International Group Ltd. *	78,832
86,000	VSTECS Holdings Ltd.	108,218
46,200	VTech Holdings Ltd.	301,465
4,456,500	WH Group Ltd.	4,206,754

	Total Hong Kong	28,547,245

	Hungary — 0.2%
45,952	MOL Hungarian Oil & Gas PLC *	738,896
16,626	OTP Bank Nyrt	2,391,362
34,482	Richter Gedeon Nyrt	1,437,396

	Total Hungary	4,567,654

	India — 0.6%
7,307	Akums Drugs & Pharmaceuticals Ltd.	59,539
15,965	Angel One Ltd.	48,037
142,730	Ashapura Minechem Ltd.	845,193
14,476	Bajaj Consumer Care Ltd. *	72,134
177,646	Bharat Petroleum Corp. Ltd.	603,804
51,564	Chennai Petroleum Corp. Ltd.	739,156
36,084	Cipla Ltd.	533,493
13,297	Dhampur Bio Organics Ltd.	17,814
35,700	Dr. Reddy’s Laboratories Ltd. ADR	433,041
4,728	Granules India Ltd.	41,096
3,986	Great Eastern Shipping Co. Ltd.	54,428
345,390	Hindalco Industries Ltd.	3,681,796
6,100	Hindustan Petroleum Corp. Ltd.	23,396
497,665	Indian Oil Corp. Ltd.	726,508
47,076	Karnataka Bank Ltd.	166,021
6,757	Lupin Ltd.	155,235
118,394	National Aluminium Co. Ltd.	474,276
1,564,341	NMDC Ltd.	1,447,197
1,109,825	Oil & Natural Gas Corp. Ltd.	2,701,449
70,055	Power Finance Corp. Ltd.	247,070
4,323	Precision Wires India Ltd.	22,967
18,669	Shriram Finance Ltd.	217,254
22,567	Siyaram Silk Mills Ltd.	132,657
3,510	Tamilnad Mercantile Bank Ltd.	34,232

	Total India	13,477,793

	Indonesia — 0.0%
2,637,200	Astra International Tbk. PT	713,983

	Ireland — 0.0%
63,878	AIB Group PLC	812,777

See accompanying notes to the financial statements.	48

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Ireland — continued
16,726	Origin Enterprises PLC	89,602

	Total Ireland	902,379

	Israel — 0.4%
48,652	Bank Hapoalim BM	1,256,209
32,569	Bank Leumi Le-Israel BM	830,321
1,931	Check Point Software Technologies Ltd. * (a)	268,235
2,247	First International Bank of Israel Ltd.	176,658
120,792	ICL Group Ltd.	689,146
134,537	Israel Discount Bank Ltd. – Class A	1,537,578
9,635	Mizrahi Tefahot Bank Ltd.	747,119
24,900	Nice Ltd. Sponsored ADR*	2,718,582
272,772	Oil Refineries Ltd.	193,143
39,600	ZIM Integrated Shipping Services Ltd.	1,085,040

	Total Israel	9,502,031

	Italy — 1.0%
13,609	Arnoldo Mondadori Editore SpA	33,185
18,080	Banca IFIS SpA (a)	313,249
81,515	Banco BPM SpA	1,521,742
136,886	BPER Banca SpA	2,265,466
35,578	Buzzi SpA	1,694,719
25,026	Credito Emiliano SpA	589,644
24,190	d’Amico International Shipping SA	206,806
10,553	Esprinet SpA (a)	85,648
68,212	Hera SpA (b)	301,782
37,413	Intesa Sanpaolo SpA (b)	294,747
35,326	Iren SpA (b)	101,232
10,706	Leonardo SpA (b)	643,193
82,908	MFE-MediaForEurope NV – Class A (a)	247,966
24,676	OVS SpA	170,784
45,634	Pirelli & C SpA	352,777
41,348	Saipem SpA (a)	219,969
534,222	Stellantis NV *	2,952,371
498,830	Telecom Italia SpA *	4,537,382
7,211	Tenaris SA	201,268
255,585	Unipol Assicurazioni SpA	8,376,821

	Total Italy	25,110,751

	Japan — 17.6%
14,500	ADEKA Corp.	420,582
7,800	AEON Financial Service Co. Ltd. (a)	81,494
171,500	AGC, Inc.	6,125,847
16,700	Aica Kogyo Co. Ltd.	433,192
12,000	Aichi Corp.	110,778
25,500	Aisin Corp.	357,640
6,800	Alfresa Holdings Corp.	98,463
4,300	AOKI Holdings, Inc.	47,633
27,200	Aoyama Trading Co. Ltd.	131,480
2,800	Arata Corp.	47,734
5,900	Artience Co. Ltd.	189,639
353,700	Asahi Group Holdings Ltd.	3,707,425

Shares	Description	Value ($)

	Japan — continued
102,500	Asahi Kasei Corp.	1,049,182
100,800	Astellas Pharma, Inc.	1,494,481
22,600	Axial Retailing, Inc.	181,992
8,000	Bando Chemical Industries Ltd.	124,769
4,000	Bell System24 Holdings, Inc.	34,909
28,100	Bridgestone Corp. (b)	725,937
168,300	Brother Industries Ltd.	5,147,130
3,200	Buffalo, Inc.	63,024
42,100	Bunka Shutter Co. Ltd.	501,314
14,600	Canon Marketing Japan, Inc.	340,878
92,100	Canon, Inc. (b)	2,686,340
23,100	Casio Computer Co. Ltd.	361,972
3,700	Central Glass Co. Ltd.	105,349
2,900	Chiyoda Integre Co. Ltd.	63,318
5,000	Chubu Electric Power Co., Inc. (b)	89,729
16,200	Citizen Watch Co. Ltd.	284,876
9,100	Cosmo Energy Holdings Co. Ltd.	242,906
11,500	Create SD Holdings Co. Ltd.	244,323
205,000	Credit Saison Co. Ltd.	5,972,644
49,600	Dai Nippon Printing Co. Ltd. (b)	958,668
12,300	Dai Nippon Toryo Co. Ltd.	123,775
182,000	Daicel Corp.	1,685,279
3,600	Daido Steel Co. Ltd.	51,200
5,300	Daiichi Jitsugyo Co. Ltd.	126,251
16,600	Daiichi Sankyo Co. Ltd.	297,278
164,800	Daito Trust Construction Co. Ltd.	3,436,164
137,100	Daiwa House Industry Co. Ltd.	4,001,763
43,200	Daiwa Securities Group, Inc.	496,058
299,900	Daiwabo Holdings Co. Ltd.	7,120,571
232,500	Denka Co. Ltd.	4,860,942
204,400	Denso Corp. (b)	2,453,828
4,200	DIC Corp.	131,855
14,900	Dowa Holdings Co. Ltd.	925,832
4,900	Ebara Corp. (b)	141,857
10,000	Elecom Co. Ltd.	126,041
30,700	Electric Power Development Co. Ltd. – Class C (b)	785,199
35,000	ENEOS Holdings, Inc.	291,828
110,800	EXEO Group, Inc.	1,827,421
28,800	Fuji Electric Co. Ltd. (b)	2,474,182
58,700	Fuji Seal International, Inc.	1,219,668
360,000	FUJIFILM Holdings Corp. (b)	7,594,532
1,900	G-7 Holdings, Inc.	17,202
15,100	Glory Ltd.	457,302
2,800	Goldwin, Inc.	37,632
343,600	H.U. Group Holdings, Inc.	7,778,285
2,800	Halows Co. Ltd.	72,161
60,200	Hanwa Co. Ltd.	703,831
71,100	Hitachi Construction Machinery Co. Ltd.	2,537,705
383,900	Honda Motor Co. Ltd.	4,109,870
82,587	Honda Motor Co. Ltd. Sponsored ADR (b)	2,639,481
3,600	Horiba Ltd.	524,447
51,800	Hosiden Corp.	875,859
10,400	Idemitsu Kosan Co. Ltd.	92,099

49	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
2,400	IDOM, Inc.	18,756
13,200	Inaba Denki Sangyo Co. Ltd.	254,060
80,000	Inabata & Co. Ltd.	2,214,805
536,700	Inpex Corp.	13,262,700
499,600	Isuzu Motors Ltd.	7,094,964
62,000	ITOCHU Corp. (b)	817,750
31,800	Itochu Enex Co. Ltd.	450,289
68,600	Iwatani Corp.	947,566
24,400	Japan Lifeline Co. Ltd.	243,579
16,000	Japan Petroleum Exploration Co. Ltd.	191,532
156,100	Japan Post Holdings Co. Ltd.	2,415,625
359,600	Japan Post Insurance Co. Ltd.	3,793,928
133,400	Jeol Ltd.	5,869,041
7,900	JFE Holdings, Inc.	91,083
83,100	Kaga Electronics Co. Ltd.	2,624,790
7,600	Kamei Corp.	220,674
6,100	Kanadevia Corp.	45,045
55,600	Kaneka Corp.	2,163,734
664,000	Kanematsu Corp.	9,339,396
6,800	Kansai Paint Co. Ltd. (a)	122,407
90,600	Kasumigaseki Capital Co. Ltd. (a)	4,359,258
5,500	KH Neochem Co. Ltd.	118,987
149,100	Kirin Holdings Co. Ltd.	2,846,538
20,100	Kitz Corp.	239,971
734,000	Kobe Steel Ltd.	9,250,605
38,000	Kohnan Shoji Co. Ltd. (a)	1,067,477
133,000	Komatsu Ltd. (b)	6,150,875
5,845	Komeri Co. Ltd.	141,113
10,900	Konishi Co. Ltd.	99,085
93,400	Kraftia Corp.	4,737,332
6,100	K’s Holdings Corp.	74,299
346,700	Kubota Corp.	6,325,527
318,200	Kumiai Chemical Industry Co. Ltd.	1,549,355
181,100	Kyocera Corp.	4,120,111
100	Life Corp.	1,691
6,800	Lintec Corp.	233,629
352,900	Lion Corp.	4,198,902
128,200	Macnica Holdings, Inc.	2,955,005
68,300	Marubeni Corp. (b)	2,089,577
358,000	Maruichi Steel Tube Ltd.	3,937,288
4,900	Maruzen Showa Unyu Co. Ltd.	225,298
346,900	Maxell Ltd.	5,681,107
20,400	Mazda Motor Corp.	156,475
7,400	Medipal Holdings Corp.	133,757
26,000	Megmilk Snow Brand Co. Ltd.	606,471
15,500	MEIJI Holdings Co. Ltd.	435,503
3,400	MISUMI Group, Inc.	79,546
22,300	Mitsubishi Electric Corp. (b)	772,176
6,100	Mitsubishi Materials Corp. (a)	214,151
3,500	Mitsubishi Research Institute, Inc.	112,930
184,900	Mitsui & Co. Ltd. (b)	5,772,956
11,100	MIXI, Inc.	252,839
254,600	Mizuno Corp.	6,482,503
246,600	Morinaga & Co. Ltd.	3,913,023

Shares	Description	Value ($)

	Japan — continued
15,800	Morita Holdings Corp.	247,179
26,900	MS&AD Insurance Group Holdings, Inc.	854,405
202,800	Musashi Seimitsu Industry Co. Ltd.	4,092,147
41,000	Nagase & Co. Ltd.	300,058
89,700	NEC Corp. (b)	2,735,154
34,700	NGK Corp.	1,146,608
129,100	NH Foods Ltd.	5,089,790
12,000	Nichias Corp.	259,639
6,600	Nichiha Corp.	126,881
6,100	Nichireki Group Co. Ltd.	85,662
14,700	Nippn Corp.	270,144
29,500	Nippon Kayaku Co. Ltd.	385,099
6,000	Nippon Light Metal Holdings Co. Ltd.	113,160
72,600	Nippon Shinyaku Co. Ltd.	1,611,003
5,700	Nippon Shokubai Co. Ltd.	95,100
173,600	Nippon Yusen KK	7,633,599
1,800	Nishio Holdings Co. Ltd.	52,225
1,700	Nissan Chemical Corp.	87,107
1,458,100	Nissan Motor Co. Ltd. *	2,981,382
20,100	Nisshin Oillio Group Ltd.	257,802
41,400	Niterra Co. Ltd.	2,150,979
37,700	Nitto Denko Corp.	823,326
12,600	Nittoku Co. Ltd.	196,142
312,200	Nojima Corp.	2,495,272
17,100	Noritake Co. Ltd.	393,218
4,900	Noritsu Koki Co. Ltd.	64,503
18,600	NS United Kaiun Kaisha Ltd.	1,220,004
6,067,900	NTT, Inc.	6,542,692
356,600	Oisix, Inc.	3,795,936
125,200	Okamura Corp.	1,871,295
14,100	Olympus Corp.	186,146
202,400	Ono Pharmaceutical Co. Ltd.	3,106,429
97,200	Optex Group Co. Ltd.	1,980,317
34,900	ORIX Corp.	1,357,813
16,300	Osaka Gas Co. Ltd. (b)	587,143
6,000	Otsuka Holdings Co. Ltd.	460,139
210,200	Panasonic Holdings Corp. (b)	5,861,263
655,100	Penta-Ocean Construction Co. Ltd.	5,929,379
1,173,800	Persol Holdings Co. Ltd. (b)	2,213,245
6,500	Recruit Holdings Co. Ltd. (b)	736,149
18,700	Renesas Electronics Corp. (b)	391,084
76,900	Ricoh Co. Ltd.	813,259
107,800	Rohto Pharmaceutical Co. Ltd.	2,065,372
22,000	Sakai Moving Service Co. Ltd.	411,745
96,400	Sakata INX Corp.	1,616,473
41,500	San-Ai Obbli Co. Ltd.	633,248
144,100	Sankyo Co. Ltd.	1,808,389
96,100	Sankyu, Inc.	4,997,769
21,200	Sanwa Holdings Corp.	481,329
153,200	SBI Holdings, Inc.	3,164,998
6,500	SCREEN Holdings Co. Ltd.	546,961
271,100	Sega Sammy Holdings, Inc.	5,265,830
135,500	Seiko Epson Corp.	2,726,851
293,300	Sekisui Chemical Co. Ltd.	4,862,041

See accompanying notes to the financial statements.	50

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
147,500	Sekisui House Ltd.	3,180,394
5,000	Sekisui Jushi Corp.	91,275
5,300	Shibuya Corp.	182,679
49,000	Shinagawa Refra Co. Ltd.	635,408
5,900	Shin-Etsu Polymer Co. Ltd.	82,396
52,500	Shinnihon Corp.	769,996
195,600	Shionogi & Co. Ltd.	3,555,683
252,700	Ship Healthcare Holdings, Inc.	3,773,737
4,000	Showa Sangyo Co. Ltd.	94,012
1,600	Sinanen Holdings Co. Ltd.	76,862
76,600	Sojitz Corp.	2,673,425
56,500	Sony Group Corp. (b)	1,396,169
45,500	Starts Corp., Inc.	1,344,861
238,200	Subaru Corp.	3,949,303
186,000	Sumitomo Corp. (b)	2,076,304
294,600	Sumitomo Forestry Co. Ltd.	2,476,837
12,700	Sumitomo Metal Mining Co. Ltd.	876,165
193,900	Sumitomo Mitsui Financial Group, Inc.	8,323,691
553,100	Sumitomo Mitsui Trust Group, Inc.	6,122,967
23,500	Sundrug Co. Ltd.	549,218
92,700	Suntory Beverage & Food Ltd.	2,612,091
83,900	Suzuki Motor Corp.	1,161,539
176,200	T&D Holdings, Inc.	5,346,636
13,200	Takasago International Corp.	111,312
19,100	TDK Corp.	365,741
400	Tokai Rika Co. Ltd.	7,925
1,000	Token Corp.	86,325
12,800	Tokuyama Corp.	320,929
3,400	Tokyo Electron Ltd. (b)	1,190,005
39,600	Tokyo Gas Co. Ltd. (b)	1,531,129
2,200	Tokyo Seimitsu Co. Ltd.	241,822
78,400	Tokyo Steel Manufacturing Co. Ltd.	844,507
338,100	Tosei Corp.	3,879,124
13,100	Tosoh Corp.	217,657
110,500	TOTO Ltd.	4,403,226
4,600	Towa Pharmaceutical Co. Ltd.	112,010
282,800	Toyo Tire Corp.	6,623,993
7,300	Toyobo Co. Ltd.	76,041
83,100	Toyoda Gosei Co. Ltd.	2,845,094
12,000	Toyota Boshoku Corp.	170,392
160,300	Toyota Motor Corp. (b)	3,148,457
147,400	Toyota Tsusho Corp. (b)	6,841,481
3,700	Transcosmos, Inc.	86,068
15,900	Tsubakimoto Chain Co.	269,327
11,000	Tsumura & Co.	260,469
203,800	Umios Corp.	1,651,438
5,500	Unipres Corp.	45,995
142,500	Valqua Ltd. (a)	5,997,624
3,000	Warabeya Nichiyo Holdings Co. Ltd. (a)	52,566
12,800	WingArc1st, Inc. (a)	276,304
80,700	YAMABIKO Corp.	2,218,525
48,000	Yamada Holdings Co. Ltd.	215,066
470,700	Yamaha Corp.	3,937,665
23,300	Yamazen Corp.	284,655

Shares	Description	Value ($)

	Japan — continued
9,900	Yellow Hat Ltd.	109,195
10,100	Yokohama Rubber Co. Ltd.	466,196
23,900	Yuasa Co. Ltd.	962,646
29,300	Zeon Corp.	458,985

	Total Japan	425,802,555

	Kazakhstan — 0.0%
2,497	NAC Kazatomprom JSC GDR	182,166

	Kuwait — 0.2%
2,105,180	A’ayan Leasing & Investment Co. KSCP	1,927,466
11,971	Mobile Telecommunications Co. KSCP	23,429
16,874	National Mobile Telecommunications Co. KSCC	95,834
1,017,041	Noor Financial Investment Co. KSC	1,645,227

	Total Kuwait	3,691,956

	Luxembourg — 0.0%
3,533	Ternium SA Sponsored ADR	193,679

	Mexico — 0.0%
8,878	Cemex SAB de CV Sponsored ADR	95,350
19,685	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	95,350

	Netherlands — 1.7%
7,731	Aalberts NV	394,015
82,781	ABN AMRO Bank NV	4,014,066
347,824	Aegon Ltd. (a)	3,204,624
48,350	Akzo Nobel NV	3,459,279
1,802	ASM International NV (b)	1,694,719
3,624	ASML Holding NV (Registered) (b)	6,146,340
9,335	ASR Nederland NV	786,659
9,661	Brunel International NV	85,305
10,293	Corbion NV	241,552
29,217	EXOR NV	2,483,568
9,553	Havas NV	203,232
153,559	ING Groep NV	5,436,063
4,378	JDE Peet’s NV (e)	161,921
45,395	Koninklijke Ahold Delhaize NV (b)	1,615,254
21,401	Koninklijke BAM Groep NV	288,977
71,312	NN Group NV	6,447,191
3,273	Prosus NV	145,800
4,345	Randstad NV (a) (b)	204,207
48,370	SBM Offshore NV	1,978,749
126,227	Signify NV	2,258,015

	Total Netherlands	41,249,536

	New Zealand — 0.0%
106,452	Meridian Energy Ltd. (b)	348,316

	Norway — 1.0%
9,057	Aker BP ASA	347,513

51	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Norway — continued
226,420	Aker Solutions ASA	1,049,865
27,507	Austevoll Seafood ASA	260,922
28,482	B2 Impact ASA	80,313
11,689	Bakkafrost P	569,303
18,163	BW LPG Ltd.	440,330
18,220	Cadeler AS *	114,155
49,778	DOF Group ASA	709,336
124,529	Elkem ASA *	437,686
233,954	Equinor ASA	10,034,410
25,296	Equinor ASA Sponsored ADR (b)	1,082,669
12,809	Europris ASA	120,837
90,051	Hoegh Autoliners ASA	1,656,649
165,273	MPC Container Ships ASA	471,944
35,972	Odfjell Drilling Ltd.	363,658
137,935	Orkla ASA	1,406,943
10,505	Stolt-Nielsen Ltd.	370,240
13,110	TGS ASA	191,042
44,528	Var Energi ASA	237,538
99,342	Wallenius Wilhelmsen ASA	1,729,696
43,906	Yara International ASA	2,152,006

	Total Norway	23,827,055

	Pakistan — 0.0%
143,724	Oil & Gas Development Co. Ltd.	170,373

	Peru — 0.1%
5,720	Credicorp Ltd.	2,095,694

	Philippines — 0.0%
6,620	GT Capital Holdings, Inc.	50,550
1,462,700	LT Group, Inc.	356,888
1,469,024	Megaworld Corp.	51,661

	Total Philippines	459,099

	Poland — 0.3%
180,326	ORLEN SA	7,456,211
184,913	PGE Polska Grupa Energetyczna SA *	548,762

	Total Poland	8,004,973

	Portugal — 0.1%
72,074	Navigator Co. SA (a)	271,588
113,231	NOS SGPS SA	661,033
139,748	REN - Redes Energeticas Nacionais SGPS SA	568,743
417,548	Sonae SGPS SA	971,360

	Total Portugal	2,472,724

	Russia — 0.0%
376,870,000	Federal Grid Co-Rosseti PJSC * (d) (f)	—
4,924,596	Gazprom PJSC * (d) (f)	—
1,279,700	GMK Norilskiy Nickel PAO * (d) (f)	—
18,204,300	Inter RAO UES PJSC * (d) (f)	—
88,304	LSR Group PJSC * (d) (f)	—

Shares	Description	Value ($)

	Russia — continued
4	LSR Group PJSC GDR * (d) (f)	—
7,545,000	Mosenergo PJSC * (d) (f)	—
31,180	Novatek PJSC * (d) (f)	—
3,493,400	Novolipetsk Steel PJSC * (d) (f)	—
6,115	PhosAgro PJSC * (d) (f)	—
118	PhosAgro PJSC GDR * (d) (f)	—
1	Polyus PJSC GDR * (d) (f)	—
261,549	Severstal PAO GDR (Registered) * (d) (f)	—
29,090	SFI PJSC * (d) (f)	—
986,916	Tatneft PJSC * (d) (f)	—
725,480	Unipro PAO * (d) (f)	—
55,470	United Co. RUSAL International PJSC * (d) (f)	—
1	VTB Bank PJSC * (d) (f)	—

	Total Russia	—

	Saudi Arabia — 0.4%
32,571	Banque Saudi Fransi	188,172
253	East Pipes Integrated Co. for Industry	13,292
2,729	Etihad Etisalat Co.	48,415
247,387	Riyad Bank	1,370,782
21,921	SABIC Agri-Nutrients Co.	762,601
113,412	Saudi Awwal Bank	1,028,126
385,747	Saudi National Bank	4,417,321
95,725	Saudi Telecom Co.	1,136,687
67,260	Savola Group	466,603

	Total Saudi Arabia	9,431,999

	Singapore — 0.7%
92,400	Bumitama Agri Ltd.	160,457
122,400	First Real Estate Investment Trust – (REIT) (a)	20,745
188,800	First Resources Ltd.	678,407
767,400	Golden Agri-Resources Ltd.	189,977
17,514	Hafnia Ltd.	148,242
124,600	Olam Group Ltd.	102,897
116,300	Oversea-Chinese Banking Corp. Ltd.	2,878,097
55,900	Sheng Siong Group Ltd.	141,492
106,800	StarHub Ltd. (a)	94,930
31,500	United Overseas Bank Ltd.	1,026,674
15,700	UOL Group Ltd.	111,908
61,500	Venture Corp. Ltd.	817,344
146,900	Wilmar International Ltd.	442,401
431,700	Yangzijiang Financial Holding Ltd. *	67,794
2,264,477	Yangzijiang Shipbuilding Holdings Ltd.	8,602,148

	Total Singapore	15,483,513

	South Africa — 0.1%
20,001	Exxaro Resources Ltd.	234,904
1,326,582	Old Mutual Ltd.	1,072,449
46,776	Sibanye Stillwater Ltd.	138,490
1,970	Valterra Platinum Ltd.	168,344

	Total South Africa	1,614,187

See accompanying notes to the financial statements.	52

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	South Korea — 3.5%
6,753	CS Wind Corp.	240,473
21,562	GS Holdings Corp.	1,997,421
25,621	Hana Financial Group, Inc.	2,545,564
25,683	Hankook Tire & Technology Co. Ltd.	1,246,759
53,911	HMM Co. Ltd.	843,124
29,678	Hyundai Glovis Co. Ltd.	4,479,938
18,684	Hyundai Mobis Co. Ltd.	6,167,106
10,297	KB Financial Group, Inc.	1,291,695
122,654	Kia Corp.	11,699,770
42,014	Korea Electric Power Corp.	979,608
8,375	Korea Electric Power Corp. Sponsored ADR (a) (b)	97,150
817	Korea Investment Holdings Co. Ltd.	114,121
1,518	Krafton, Inc.	251,237
14,475	KT&G Corp.	1,882,091
17,732	LG Corp.	1,540,391
82,111	LG Electronics, Inc.	12,896,778
7,908	POSCO Holdings, Inc. Sponsored ADR	485,156
4,446	POSCO Holdings, Inc.	1,096,128
5,302	ROKIT Healthcare, Inc. *	105,615
79,713	Samsung E&A Co. Ltd.	2,732,520
81,209	Samsung Electronics Co. Ltd.	15,330,868
246	Samsung Electronics Co. Ltd. GDR (Registered) (b)	1,143,957
699	Samsung SDS Co. Ltd.	122,087
42,348	Shinhan Financial Group Co. Ltd.	3,371,721
8,697	SK Hynix, Inc.	10,525,871
78,247	Woori Financial Group, Inc.	1,917,831

	Total South Korea	85,104,980

	Spain — 1.9%
40,329	Acerinox SA	837,919
32,149	Atresmedia Corp. de Medios de Comunicacion SA	192,186
553,068	Banco Bilbao Vizcaya Argentaria SA	16,001,617
176,169	Banco de Sabadell SA	741,587
906,016	Banco Santander SA	13,258,454
5,651	CIE Automotive SA	164,775
1,514	Faes Farma SA	7,926
9,861	Iberdrola SA (b)	229,582
651,037	Mapfre SA	3,373,573
47,480	Prosegur Cia de Seguridad SA	158,961
12,298	Puig Brands SA – Class B	262,488
281,781	Repsol SA	8,987,288
546,147	Unicaja Banco SA	2,235,362

	Total Spain	46,451,718

	Sweden — 0.6%
31,547	AcadeMedia AB (b)	334,007
18,550	Boliden AB	1,091,229
14,400	Essity AB – Class B	420,700
54,347	Husqvarna AB – Class B	215,969
37,256	Industrivarden AB – A Shares	2,108,675
74,626	Industrivarden AB – C Shares	4,181,738

Shares	Description	Value ($)

	Sweden — continued
62,967	Investor AB – B Shares (b)	2,709,066
15,590	Peab AB – Class B	159,802
31,807	Skanska AB – B Shares	902,423
52,531	SKF AB–B Shares	1,519,542
45,353	Svenska Cellulosa AB SCA – Class B	539,868
56,259	Telefonaktiebolaget LM Ericsson – B Shares (b)	569,782

	Total Sweden	14,752,801

	Switzerland — 1.0%
15,989	ABB Ltd. (Registered) (b)	1,565,731
110,723	Adecco Group AG (Registered)	3,292,096
958	DKSH Holding AG	78,045
4,613	Logitech International SA (Registered) (a)	453,136
9,446	Mobilezone Holding AG (Registered)	153,455
40,178	Nestle SA (Registered) (b)	3,908,292
21,804	Novartis AG (Registered) (b)	3,316,417
12,525	Novartis AG Sponsored ADR (b)	1,904,551
10,520	Roche Holding AG (b)	4,585,888
1,655	Roche Holding AG – Class BR	736,936
5,505	Sandoz Group AG ADR	463,025
716	SGS SA (Registered) (b)	82,066
875	Swatch Group AG – Class BR	202,497
253	Swisscom AG (Registered)	195,818
41,803	UBS Group AG (Registered) (b)	2,288,984

	Total Switzerland	23,226,937

	Taiwan — 3.8%
664,000	AcBel Polytech, Inc.	939,158
236,000	Asustek Computer, Inc.	7,429,331
459,000	Cathay Financial Holding Co. Ltd.	1,599,778
37,000	Central Reinsurance Co. Ltd.	53,963
53,000	Ennoconn Corp.	651,099
1,592,000	Evergreen Marine Corp. Taiwan Ltd.	11,721,909
19,000	Genius Electronic Optical Co. Ltd.	601,998
241,000	Greatek Electronics, Inc.	876,994
280,000	Hannstar Board Corp.	652,984
780,406	Hon Hai Precision Industry Co. Ltd.	6,147,093
1,039,000	KGI Financial Holding Co. Ltd.	1,109,139
4,000	Largan Precision Co. Ltd.	963,111
254,000	Pegatron Corp.	729,112
1,494,566	Pou Chen Corp.	1,170,436
221,000	Powertech Technology, Inc.	1,928,708
147,000	Realtek Semiconductor Corp.	3,343,078
63,000	Sitronix Technology Corp.	573,915
490,000	Taiwan Semiconductor Manufacturing Co. Ltd.	36,824,389
7,520	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (b)	3,123,206
1,000	TCI Co. Ltd.	3,971
24,000	Tripod Technology Corp.	375,460
50,000	Tung Ho Steel Enterprise Corp.	127,368
520,000	United Microelectronics Corp.	2,115,384
527,000	Wan Hai Lines Ltd.	1,894,311

53	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
110,000	Wistron Corp.	617,196
722,000	WPG Holdings Ltd.	2,266,096
512,000	Yang Ming Marine Transport Corp.	960,602
1,040,000	Yuanta Financial Holding Co. Ltd.	2,144,041
104,000	YungShin Global Holding Corp.	182,863

	Total Taiwan	91,126,693

	Thailand — 1.2%
815,000	3BB Internet Infrastructure Fund – Class F, (REIT)	157,207
15,700	AP Thailand PCL NVDR	3,881
314,600	Bank of Ayudhya PCL NVDR	383,967
370,488	Banpu PCL NVDR*	162,005
748,900	Digital Telecommunications Infrastructure Fund – Class F	230,326
972,400	Kasikornbank PCL NVDR	7,270,087
7,818,700	Krung Thai Bank PCL NVDR	10,189,103
454,200	Mega Lifesciences PCL NVDR	493,172
1,408,000	PTT Exploration & Production PCL NVDR	6,306,235
1,466,400	PTT PCL NVDR	1,801,241
641,000	Regional Container Lines PCL NVDR	850,368
137,200	Thai Oil PCL NVDR	264,581
46,900	Thai Vegetable Oil PCL NVDR	39,594

	Total Thailand	28,151,767

	Turkey — 0.3%
38,304	Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148
16,729	Aygaz AS	116,142
52,733	BIM Birlesik Magazalar AS	442,866
81,403	Coca-Cola Icecek AS	126,880
179,383	Migros Ticaret AS	1,981,320
798,030	Turk Hava Yollari AO	4,987,317

	Total Turkey	7,668,673

	Ukraine — 0.0%
36,516	Kernel Holding SA *	189,673

	United Arab Emirates — 0.1%
30,552	Emaar Development PJSC	105,740
229,019	Emirates NBD Bank PJSC	1,871,487

	Total United Arab Emirates	1,977,227

	United Kingdom — 3.6%
207,397	3i Group PLC	7,848,809
196,887	Aberdeen Group PLC	664,616
18,717	Anglo American PLC	1,061,075
41,172	Associated British Foods PLC	1,135,563
172,077	B&M European Value Retail PLC	551,155
3,391	Berkeley Group Holdings PLC *	162,993
26,394	Big Yellow Group PLC – (REIT)	311,126
282,953	BP PLC	2,023,904
13,386	British American Tobacco PLC Sponsored ADR (b)	743,860

Shares	Description	Value ($)

	United Kingdom — continued
3,375,109	BT Group PLC	9,340,306
2,093	Coca-Cola HBC AG – Class DI	128,704
2,259	Computacenter PLC	172,425
50,259	Currys PLC	102,869
17,905	DCC Energy PLC	1,538,092
57,567	Drax Group PLC (b)	602,382
30,601	Evraz PLC * (d) (f)	—
45,792	Ferrexpo PLC * (e)	17,733
157,926	Glencore PLC (b)	1,260,247
31,500	Global Ship Lease, Inc. – Class A	1,403,325
197,822	GSK PLC Sponsored ADR	9,940,556
91,943	GSK PLC (b)	2,312,329
12,278	Halfords Group PLC	45,230
555,304	Harbour Energy PLC	1,941,988
11,615	Hikma Pharmaceuticals PLC	252,777
72,231	HSBC Holdings PLC	1,479,540
709	HSBC Holdings PLC Sponsored ADR (a)	73,126
4,268	ICG PLC	115,054
68,755	IG Group Holdings PLC	1,299,507
17,792	Imperial Brands PLC (b)	607,900
33,128	Inchcape PLC	379,330
77,210	Investec PLC	686,946
617,480	ITV PLC	590,361
1,151,451	JD Sports Fashion PLC	1,335,252
119,004	Jupiter Fund Management PLC	272,172
14,213	Keller Group PLC	580,560
466,785	Kingfisher PLC (b)	1,973,021
68,000	Lifezone Metals Ltd. *	314,840
15,256	Lion Finance Group PLC	2,747,649
545,734	Man Group PLC	2,263,694
59,629	MONY Group PLC	163,717
6,881	Morgan Sindall Group PLC	407,112
81,718	NatWest Group PLC	743,026
5,839	Ninety One PLC	16,920
115,588	OSB Group PLC	798,067
34,541	Paragon Banking Group PLC	370,328
40,017	Pets at Home Group PLC	117,753
6,205	Plus500 Ltd.	315,137
6,402	Polar Capital Holdings PLC	75,909
108,217	Rio Tinto PLC Sponsored ADR	11,092,243
12,291	Rio Tinto PLC (b)	1,259,771
29,659	RS Group PLC	301,746
41,422	Shell PLC (b)	1,897,800
8,528	Shell PLC ADR (a)	779,886
5,359	TBC Bank Group PLC	363,304
115,920	TP ICAP Group PLC	537,101
42,219	Vesuvius PLC	221,123
447,371	Vodafone Group PLC Sponsored ADR	7,175,831
287,560	Vodafone Group PLC	460,904
45,371	Watches of Switzerland Group PLC *	435,021
80,576	Zigup PLC	477,135

	Total United Kingdom	86,290,850

See accompanying notes to the financial statements.	54

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — 15.1%
2,407	A.O. Smith Corp. (a)	142,326
3,661	Abercrombie & Fitch Co. – Class A *	523,816
7,780	Academy Sports & Outdoors, Inc.	334,229
20,084	Accenture PLC – Class A (b)	3,811,140
13,162	Adobe, Inc. * (b)	3,853,702
2,400	Advanced Drainage Systems, Inc. (a)	325,752
23,298	Aemetis, Inc. * (a)	43,567
3,030	Aflac, Inc. (a)	351,025
7,617	AGCO Corp.	901,167
13,400	Albemarle Corp. (a)	1,808,598
23,880	Albertsons Cos., Inc. – Class A	294,918
7,200	Alcoa Corp.	359,640
20,807	Allstate Corp. (a)	5,364,045
13,001	Amazon.com, Inc. * (b)	3,377,270
26,993	Ameresco, Inc. – Class A *	597,085
4,621	American Express Co. (a)	1,525,716
9,615	American International Group, Inc.	734,201
1,385	Ameriprise Financial, Inc.	766,057
34,826	APA Corp. (a)	1,502,742
18,910	Arch Capital Group Ltd. * (a)	1,854,504
8,156	Archer-Daniels-Midland Co. (b)	663,001
186,390	Array Technologies, Inc. * (a)	823,844
64,482	AT&T, Inc.	1,669,439
4,204	Autoliv, Inc. (a)	509,567
1,396	AutoNation, Inc. *	280,945
7,353	Avnet, Inc. (a)	658,535
106,643	Bank of America Corp. (a) (b)	6,605,467
13,561	Bath & Body Works, Inc.	261,049
1,528	Becton Dickinson & Co.	287,432
430	Berkshire Hathaway, Inc. – Class B * (b)	216,733
44,986	Best Buy Co., Inc. (b)	3,605,628
33,455	Block, Inc. *	2,743,979
12,458	Blue Owl Capital Corp. (a)	143,641
18,664	Booz Allen Hamilton Holding Corp. (b)	1,411,932
2,523	BorgWarner, Inc. (a)	161,876
2,431	Bread Financial Holdings, Inc.	253,967
44,172	Bristol-Myers Squibb Co. (b)	2,951,131
7,389	Brown-Forman Corp. – Class B (a)	196,326
32,500	California Resources Corp. (a)	1,723,475
25,647	Capital One Financial Corp. (b)	5,501,538
1,130	CBRE Group, Inc. – Class A *	164,765
14,812	CF Industries Holdings, Inc. (a)	1,926,004
6,249	Chevron Corp. (b)	1,288,169
900	Chord Energy Corp. (a)	132,399
3,681	Chubb Ltd. (a)	1,246,387
19,448	Cigna Group (a)	5,369,204
43,503	Citigroup, Inc.	5,725,865
3,025	Citizens Financial Group, Inc. (a)	208,332
119,141	Clean Energy Fuels Corp. *	189,434
326,976	CNH Industrial NV (a)	3,868,126
76,265	Cognizant Technology Solutions Corp. – Class A (b)	4,925,194
2,178	Colgate-Palmolive Co. (a)	195,628
185,032	Comcast Corp. – Class A (a)	4,925,552

Shares	Description	Value ($)

	United States — continued
3,506	Commercial Metals Co.	236,550
25,451	ConocoPhillips (a)	3,372,003
101,286	Corebridge Financial, Inc. (a)	3,295,846
7,400	Corteva, Inc. (a)	626,262
1,189	Covista, Inc. * (b)	157,340
11,400	Crescent Energy Co. – Class A (a)	156,066
5,180	CRH PLC (a)	488,422
48,031	CVS Health Corp. (a)	4,510,591
35,500	Darling Ingredients, Inc. * (a)	2,352,585
21,639	Deckers Outdoor Corp. * (a)	1,884,324
720	Deere & Co. (a)	471,535
39,007	Delta Air Lines, Inc. (a)	3,042,546
39,987	Devon Energy Corp. (a)	1,939,769
2,446	Dollar General Corp. (b)	310,030
26,312	Dr. Horton, Inc. (a) (b)	3,803,663
5,479	Eastman Chemical Co. (a)	396,899
4,775	eBay, Inc. (a)	494,499
10,668	Edison International (b)	575,859
7,534	Elevance Health, Inc.	2,957,396
1,113	Enova International, Inc. *	252,339
19,990	EOG Resources, Inc. (b)	2,897,750
16,900	EQT Corp. (a)	915,642
8,876	Everest Group Ltd.	3,325,393
9,500	Expand Energy Corp.	932,520
31,805	ExxonMobil Holdings Corp. (a)	5,119,015
1,590	Federated Hermes, Inc. (a)	101,203
1,566	FedEx Corp. (b)	512,708
1,952	Fifth Third Bancorp (a)	104,959
1,816	First Solar, Inc. *	366,650
14,091	Fiserv, Inc. *	751,191
318,816	Ford Motor Co. (b)	4,444,295
8,887	Fortune Brands Innovations, Inc. (a)	393,961
461	Fox Corp. – Class A (a)	31,048
2,066	Fox Corp. – Class B (a)	124,415
3,193	Franklin Templeton, Inc. (a)	109,041
7,700	Freeport-McMoRan, Inc.	583,198
25,103	Gap, Inc.	560,048
718	Gartner, Inc. *	142,243
50,890	GE HealthCare Technologies, Inc. (a)	3,624,895
46,623	Gen Digital, Inc. (a)	1,445,313
100,832	General Mills, Inc. (a)	4,154,278
46,502	General Motors Co. (b)	4,014,053
5,423	Genpact Ltd. (a)	205,966
632	Gilead Sciences, Inc. (a)	92,487
7,192	Global Payments, Inc. (a)	654,832
60,314	Green Plains, Inc. * (a)	871,537
626	Group 1 Automotive, Inc. (a)	168,732
3,600	Gulfport Energy Corp. *	646,020
22,313	H&R Block, Inc. (b)	1,152,466
17,133	Halliburton Co. (a)	631,351
7,545	Hartford Insurance Group, Inc. (a)	1,036,532
93,349	Hewlett Packard Enterprise Co.	4,876,552
151,200	HP, Inc. (a)	4,539,024
1,944	Humana, Inc.	744,999

55	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued
21,571	Huntington Bancshares, Inc. (a)	359,912
29,780	Incyte Corp. *	3,669,492
2,214	Ingredion, Inc.	229,060
5,603	International Business Machines Corp. (a) (b)	1,310,374
6,480	Intuit, Inc. (b)	2,328,264
10,914	Johnson & Johnson (a)	2,901,487
209	Jones Lang LaSalle, Inc. *	76,467
10,076	JPMorgan Chase & Co. (b)	3,587,257
9,098	KB Home (a)	484,923
30,917	Kenvue, Inc.	583,713
2,563	Keurig Dr. Pepper, Inc. (a)	81,657
5,769	Kimberly-Clark Corp.	622,764
4,928	Kinder Morgan, Inc. (a)	158,879
10,954	Kohl’s Corp. (a)	195,200
417,758	Kosmos Energy Ltd. * (a)	1,194,788
134,880	Kraft Heinz Co. (a) (b)	3,462,370
12,440	Kroger Co. (a)	715,798
6,390	Lear Corp.	798,686
25,210	Leidos Holdings, Inc. (a) (b)	3,534,694
37,269	Lennar Corp. – Class A (a)	3,134,696
3,392	Lincoln National Corp.	144,465
12,825	LKQ Corp. (a)	321,907
1,357	Lowe’s Cos., Inc. (a)	277,778
25,686	Lululemon Athletica, Inc. * (a)	3,088,998
52,083	LyondellBasell Industries NV – Class A	3,389,562
2,970	M&T Bank Corp. (a)	694,802
805	M/I Homes, Inc. *	119,792
43,182	Macy’s, Inc.	948,277
3,175	ManpowerGroup, Inc. (a)	199,866
990	Marathon Petroleum Corp.	369,587
4,700	Matador Resources Co. (a)	272,647
15,148	Match Group, Inc.	615,766
21,262	Mattel, Inc. *	317,867
17,481	Medtronic PLC (a)	1,584,653
30,867	Merck & Co., Inc. (a)	4,560,908
4,199	Meritage Homes Corp.	291,537
19,141	Meta Platforms, Inc. – Class A (b)	10,955,160
6,911	MetLife, Inc. (a)	657,720
18,613	MGIC Investment Corp.	570,488
21,271	Microsoft Corp. (b)	10,790,566
7,551	Mondelez International, Inc. – Class A (a)	468,691
27,700	Mosaic Co. (a)	668,124
1,234	NetApp, Inc. (a)	228,648
13,345	Neurocrine Biosciences, Inc. *	2,055,530
5,800	Nextpower, Inc. – Class A * (a)	475,774
4,389	NIKE, Inc. – Class B (a)	171,434
4,200	Noble Corp. PLC (a)	192,486
5,112	Northrop Grumman Corp. (a) (b)	2,758,946
6,400	NOV, Inc. (a)	136,256
18,424	Nucor Corp. (a)	4,599,367
870	NXP Semiconductors NV (b)	195,437
3,138	Occidental Petroleum Corp.	188,845
38,654	Omnicom Group, Inc. (a)	3,383,385

Shares	Description	Value ($)

	United States — continued
24,738	Oracle Corp. (b)	3,688,931
2,708	Oshkosh Corp.	417,330
5,600	Ovintiv, Inc. (a)	367,640
4,084	Paycom Software, Inc. (a)	976,484
86,284	PayPal Holdings, Inc. (a)	4,544,147
6,900	Peabody Energy Corp. (a)	204,861
8,023	Pentair PLC (a)	485,071
12,160	PepsiCo, Inc. (b)	1,706,534
6,714	Perdoceo Education Corp. (a) (b)	223,173
28,700	Permian Resources Corp. – Class A (a)	668,423
244,948	Pfizer, Inc. (b)	6,971,220
1,548	Phillips 66 (b)	381,706
55,366	Pinterest, Inc. – Class A *	1,201,996
5,147	PNC Financial Services Group, Inc. (b)	1,233,376
2,504	PPG Industries, Inc. (a)	280,874
15,947	Procter & Gamble Co. (b)	2,314,229
10,968	Progressive Corp. (a)	2,391,901
3,075	Prudential Financial, Inc. (a)	361,620
672	PTC, Inc. * (a)	104,657
29,613	PulteGroup, Inc. (a)	3,740,714
3,244	PVH Corp. (a)	240,575
39,406	QUALCOMM, Inc. (a) (b)	6,717,935
16,990	Radian Group, Inc. (a)	609,261
7,281	Reddit, Inc. – Class A * (a)	1,076,205
7,740	Regeneron Pharmaceuticals, Inc. (b)	6,184,879
48,322	Regions Financial Corp. (a)	1,443,861
6,273	Robert Half, Inc. (a)	284,418
1,431	Roper Technologies, Inc. (a)	607,660
3,665	Salesforce, Inc. (a)	943,884
4,588	SharkNinja, Inc. * (a)	883,144
3,790	Signet Jewelers Ltd.	311,841
3,426	Skyworks Solutions, Inc. (a)	229,576
13,204	SLM Corp. (a)	342,908
20,300	SM Energy Co. (a)	754,754
15,143	SolarEdge Technologies, Inc. * (a)	487,605
5,156	State Street Corp. (a)	986,755
115,601	Sunrun, Inc. * (a)	990,701
112,180	Super Micro Computer, Inc. *	4,182,070
50,451	Synchrony Financial (a)	3,888,763
1,161	Sysco Corp. (b)	94,134
32,958	T. Rowe Price Group, Inc. (a)	3,667,566
4,300	Talos Energy, Inc. *	74,218
18,554	Target Corp. (b)	2,984,967
11,182	TE Connectivity PLC (a) (b)	2,295,105
34,871	Textron, Inc. (a)	2,809,208
791	Toll Brothers, Inc. (a)	113,469
2,574	Travelers Cos., Inc.	941,904
22,682	Trimble, Inc. * (a)	1,359,559
160,204	TRU Taj LLC/TRU Taj Finance, Inc. * (d)	—
15,337	Truist Financial Corp. (a)	760,408
82,078	U.S. Bancorp	5,054,363
29,077	United Airlines Holdings, Inc. * (b)	3,140,025
44,987	United Parcel Service, Inc. – Class B (a)	4,688,995
1,682	UnitedHealth Group, Inc.	654,988

See accompanying notes to the financial statements.	56

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued
1,552	Universal Health Services, Inc. – Class B (a)	264,352
1,331	Unum Group (a)	124,076
138,659	Verizon Communications, Inc. (a)	6,935,723
33,215	VICI Properties, Inc. – (REIT) (a)	851,965
31,123	Walt Disney Co. (b)	3,347,279
2,100	Weatherford International PLC (a)	205,317
14,212	Wells Fargo & Co. (b)	1,227,775
50,697	Western Union Co. (a)	362,991
12,800	Weyerhaeuser Co. – (REIT) (a)	299,136
4,932	YETI Holdings, Inc. * (a)	202,459
37,905	Zoom Communications, Inc. * (b)	3,664,655

	Total United States	365,586,974

	Vietnam — 0.2%
634,244	An Binh CJSB *	420,843
8,800	Binh Minh Plastics JSC	48,854
37,960	IDICO Corp. JSC	47,260
161,300	PetroVietNam Ca Mau Fertilizer JSC	190,628
3,700	PetroVietnam Gas JSC *	11,960
82,200	PetroVietnam Oil Corp. *	42,877
127,900	Phu Nhuan Jewelry JSC	205,882
295,700	Quang Ngai Sugar JSC	536,451
200,540	Saigon - Hanoi Commercial Joint Stock Bank *	93,651
350,400	Saigon Beer Alcohol Beverage Corp.	612,330
1,266,600	Vietnam Dairy Products JSC	3,021,320
189,600	Vietnam Engine & Agricultural Machinery Corp.	255,975

	Total Vietnam	5,488,031

	TOTAL COMMON STOCKS (COST $1,517,585,548)	1,674,078,285

	PREFERRED STOCKS (g) — 1.1%

	Brazil — 0.5%
482,000	Banco Bradesco SA ADR	1,580,960
457,600	Bradespar SA	1,942,894
937,950	Cia Energetica de Minas Gerais	1,936,885
171,300	Gerdau SA	784,835
81,907	Gerdau SA Sponsored ADR	377,591
348,500	Petroleo Brasileiro SA - Petrobras	3,027,949
202,200	Petroleo Brasileiro SA - Petrobras Sponsored ADR	3,518,280

	Total Brazil	13,169,394

	Chile — 0.1%
18,900	Sociedad Quimica y Minera de Chile SA Sponsored ADR	1,493,289

	Germany — 0.2%
967	Draegerwerk AG & Co. KGaA	126,244
16,366	Henkel AG & Co. KGaA	1,440,735

Shares	Description	Value ($)

	Germany — continued
45,568	Volkswagen AG	4,080,833

	Total Germany	5,647,812

	India — 0.0%
90,268	Siyaram Silk Mills Ltd., Series I* (e)	—
67,701	Siyaram Silk Mills Ltd., Series II* (e)	—

	Total India	—

	Italy — 0.0%
458	Danieli & C Officine Meccaniche SpA	23,906

	Russia — 0.0%
79,750	Nizhnekamskneftekhim PJSC* (d) (f)	—
12,313	Tatneft PJSC* (d) (f)	—

	Total Russia	—

	South Korea — 0.3%
43,582	Samsung Electronics Co. Ltd.	5,902,179
114	Samsung Electronics Co. Ltd. GDR (Registered) (b)	384,715

	Total South Korea	6,286,894

	TOTAL PREFERRED STOCKS (COST $26,343,749)	26,621,295

	RIGHTS/WARRANTS — 0.1%

	Brazil — 0.0%
BRL 62	Banco Bradesco SA *	—

	Canada — 0.1%
724,783	Resolute Forest Products, Inc. * (e)	1,087,174

	United States — 0.0%
197,320	Walgreens Boots Alliance, Inc. CVR * (e)	98,660

	TOTAL RIGHTS/WARRANTS (COST $1,127,211)	1,185,834

	INVESTMENT FUNDS — 1.2%

	Japan — 0.1%
2,544,000	Carlyle ARE Partners II, L.P. (d) (h)	1,431,742

	United States — 1.1%
1,040,000	GMO Power Infrastructure ETF (b) (i)	25,776,816
323,324	GMO U.S. Treasury Fund, Class VI (i) (j)	1,616,621

	Total United States	27,393,437

	TOTAL INVESTMENT FUNDS (COST $29,163,432)	28,825,179

57	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

	Par Value†	Description	Value ($)

		DEBT OBLIGATIONS — 31.4%

		Dominican Republic — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
DOP	80,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,653,923

		Kazakhstan — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
KZT	147,000,000	Development Bank of Kazakhstan JSC, 144A, 16.95%, due 05/08/29	323,267

		Malaysia — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
MYR	8,300,000	Malaysia Government Bonds, 3.90%, due 11/30/26	2,067,042

		Paraguay — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
PYG	1,930,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	316,126

		SupraNational — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
TRY	62,500,000	European Bank for Reconstruction & Development, 40.00%, due 09/08/28	1,295,068

		Uganda — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
UGX	1,180,000,000	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	321,180

		United States — 31.2%
		U.S. Government — 31.2%
	35,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 4.00%, due 10/31/27	35,166,969
	246,995,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 01/31/28 (b)	247,216,402
	177,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28	177,490,007
	44,281,863	U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 02/15/44	34,979,710
	29,267,620	U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 02/15/56	25,700,307
	62,091,366	U.S. Treasury Inflation-Indexed Notes, 1.25%, due 04/15/31	59,631,917
	81,163,791	U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	78,286,734
	99,189,455	U.S. Treasury Inflation-Indexed Notes,
		1.88%, due 01/15/36	94,670,797

		Total U.S. Government	753,142,843

		Total United States	753,142,843

	Par Value† / Shares	Description	Value ($)

		Uruguay — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
UYU	19,000,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	519,065

		TOTAL DEBT OBLIGATIONS (COST $768,440,705)	759,638,514

		SHORT-TERM INVESTMENTS — 11.3%

		Money Market Funds — 0.4%
	9,307,192	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (k)	9,307,192

		Repurchase Agreements — 10.8%
	154,999,818	Nomura Securities International, Inc. Repurchase Agreement, dated 08/31/26, maturing on 09/01/26 with a maturity value of $155,015,577 and an effective yield of 3.66%, collateralized by a U.S. Treasury Note with maturity date 07/15/29 and a market value of $158,038,499.	154,999,818

	105,048,650	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/26, maturing on 09/01/26 with a maturity value of $105,059,330 and an effective yield of 3.66%, collateralized by a U.S. Treasury Note with maturity date 03/31/28 and a market value of $107,152,451.	105,048,650

		Total Repurchase Agreements	260,048,468

		Sovereign and Sovereign Agency Issuers — 0.1%
EGP	94,000,000	Egypt Treasury Bills, Zero Coupon, due 10/20/26	1,791,346
NGN	2,450,000,000	Nigeria OMO Bills, Zero Coupon, due 10/27/26	1,776,861

		Total Sovereign and Sovereign Agency Issuers	3,568,207

		TOTAL SHORT-TERM INVESTMENTS (COST $272,983,159)	272,923,867

		TOTAL INVESTMENTS — 114.4% (Cost $2,615,643,804)	2,763,272,974

		SECURITIES SOLD SHORT — (14.5)%

		Common Stocks — (14.4)%

		Australia — (0.5)%
	(258,589)	Lottery Corp. Ltd.	(921,960)
	(214,446)	Lynas Rare Earths Ltd. *	(2,417,112)
	(345,314)	PLS Group Ltd. *	(1,333,223)
	(26,734)	Pro Medicus Ltd.	(3,424,499)
	(385,317)	Sigma Healthcare Ltd.	(741,931)
	(47,821)	Xero Ltd. *	(2,832,011)

		Total Australia	(11,670,736)

See accompanying notes to the financial statements.	58

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Belgium — (0.0)%
(71)	Lotus Bakeries NV	(1,051,960)

	Brazil — (0.2)%
(28,267)	Aura Minerals, Inc.	(2,362,556)
(87,195)	NU Holdings Ltd. – Class A *	(1,268,687)

	Total Brazil	(3,631,243)

	Canada — (0.8)%
(77,800)	AltaGas Ltd.	(3,014,999)
(44,199)	Brookfield Renewable Corp.	(1,420,998)
(15,083)	Cameco Corp.	(1,489,597)
(7,100)	Dollarama, Inc.	(896,855)
(30,821)	Enbridge, Inc.	(1,558,618)
(7,373)	Franco-Nevada Corp.	(1,940,205)
(38,917)	GFL Environmental, Inc.	(1,645,800)
(79,800)	Keyera Corp.	(3,461,004)
(39,531)	Pembina Pipeline Corp.	(1,925,160)
(13,820)	RB Global, Inc.	(1,168,895)
(22,633)	Restaurant Brands International, Inc.	(1,762,658)

	Total Canada	(20,284,789)

	Chile — (0.0)%
(24,100)	Latam Airlines Group SA ADR	(1,199,457)

	China — (0.1)%
(3,092)	GDS Holdings Ltd. ADR*	(98,480)
(306,427)	NIO, Inc. ADR*	(1,296,186)
(34,740)	XPeng, Inc. ADR*	(394,647)

	Total China	(1,789,313)

	Denmark — (0.3)%
(46,429)	Coloplast AS – Class B	(3,299,601)
(13,411)	Novonesis Novozymes B – Class B	(963,477)
(28,605)	Orsted AS *	(602,466)
(103,557)	Tryg AS	(2,472,490)

	Total Denmark	(7,338,034)

	France — (0.2)%
(9,962)	Aeroports de Paris SA	(1,248,403)
(100,458)	Getlink SE	(2,198,165)
(1,080)	Hermes International SCA	(1,975,756)

	Total France	(5,422,324)

	Germany — (0.4)%
(27,871)	Hensoldt AG	(2,778,266)
(3,276)	HOCHTIEF AG	(1,587,470)
(187)	MTU Aero Engines AG	(76,249)
(91)	Rheinmetall AG	(117,156)
(16,078)	Siemens Energy AG	(2,648,167)
(21,067)	Talanx AG	(3,051,729)
(18,322)	Vonovia SE	(408,095)

	Total Germany	(10,667,132)

Shares	Description	Value ($)

	Israel — (0.1)%
(6,585)	Tower Semiconductor Ltd. *	(1,350,254)

	Italy — (0.3)%
(7,368)	Banca Mediolanum SpA	(205,739)
(11,182)	Ferrari NV	(4,734,142)
(119,267)	FinecoBank Banca Fineco SpA	(3,283,196)

	Total Italy	(8,223,077)

	Japan — (1.2)%
(472,800)	Aeon Co. Ltd.	(4,016,007)
(1,700)	Fast Retailing Co. Ltd.	(767,036)
(21,800)	Fujikura Ltd. (b)	(743,281)
(74,600)	Furukawa Electric Co. Ltd.	(1,853,036)
(15,500)	Ibiden Co. Ltd.	(1,957,725)
(62,300)	IHI Corp.	(1,040,906)
(176,600)	Japan Exchange Group, Inc.	(2,467,769)
(300)	Kioxia Holdings Corp. *	(92,758)
(255,800)	Oriental Land Co. Ltd.	(4,841,709)
(525,800)	Rakuten Group, Inc. *	(2,538,635)
(291,400)	Sanrio Co. Ltd.	(2,350,582)
(41,000)	Shiseido Co. Ltd.	(956,407)
(2,930,300)	SoftBank Corp.	(4,340,484)
(5,700)	Zensho Holdings Co. Ltd.	(419,962)

	Total Japan	(28,386,297)

	Mexico — (0.0)%
(2,389)	Grupo Aeroportuario del Pacifico SAB de CV ADR*	(492,230)

	Netherlands — (0.3)%
(8,527)	BE Semiconductor Industries NV	(1,941,428)
(174,113)	CVC Capital Partners PLC	(2,927,982)
(7,359)	Nebius Group NV *	(1,518,309)
(7,754)	Universal Music Group NV	(131,776)

	Total Netherlands	(6,519,495)

	Norway — (0.4)%
(118,459)	Kongsberg Gruppen ASA	(4,015,242)
(24,770)	Salmar ASA	(1,507,818)
(561,002)	Var Energi ASA	(2,992,708)

	Total Norway	(8,515,768)

	Peru — (0.2)%
(18,124)	Southern Copper Corp.	(3,785,560)

	Spain — (0.2)%
(73,741)	Cellnex Telecom SA *	(2,261,588)
(47,612)	Ferrovial NV	(2,784,875)

	Total Spain	(5,046,463)

	Sweden — (0.2)%
(7,671)	AddTech AB – B Shares	(270,177)
(109,175)	EQT AB	(3,780,855)

59	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
(1,212)	Spotify Technology SA *	(658,868)

	Total Sweden	(4,709,900)

	Switzerland — (0.1)%
(35,969)	Avolta AG	(2,026,490)
(284)	Lonza Group AG (Registered)	(202,394)
(1,516)	VAT Group AG	(1,125,908)

	Total Switzerland	(3,354,792)

	United Kingdom — (0.7)%
(19,677)	Entain PLC	(134,105)
(236,054)	Informa PLC	(2,846,663)
(24,767)	InterContinental Hotels Group PLC	(3,974,522)
(18,443)	London Stock Exchange Group PLC	(2,235,448)
(20,728)	Rolls-Royce Holdings PLC	(421,279)
(59,494)	Severn Trent PLC	(2,519,791)
(186,792)	Standard Life PLC	(2,357,889)
(154,626)	Wise Group PLC – Class A *	(2,017,827)

	Total United Kingdom	(16,507,524)

	United States — (8.2)%
(12,254)	AbbVie, Inc.	(3,142,171)
(42,583)	Affirm Holdings, Inc. *	(3,170,304)
(15,923)	Alnylam Pharmaceuticals, Inc. *	(3,832,507)
(6,484)	AppLovin Corp. – Class A *	(2,023,397)
(3,270)	Arthur J Gallagher & Co.	(857,231)
(46,216)	AST SpaceMobile, Inc. *	(2,731,366)
(6,708)	Axon Enterprise, Inc. *	(3,800,484)
(6,716)	Bloom Energy Corp. – Class A *	(1,385,511)
(15,179)	Boeing Co. *	(3,153,893)
(9,914)	Burlington Stores, Inc. *	(2,575,261)
(57,137)	Carvana Co. *	(4,197,284)
(14,033)	Cheniere Energy, Inc.	(4,093,286)
(2,978)	Ciena Corp. *	(1,139,978)
(19,723)	Cintas Corp.	(3,979,904)
(12,203)	Cloudflare, Inc. – Class A *	(3,723,257)
(3,414)	Coherent Corp. *	(948,512)
(19,885)	CoreWeave, Inc. – Class A *	(1,688,038)
(3,777)	Corning, Inc.	(561,753)
(13,847)	Credo Technology Group Holding Ltd. *	(3,132,053)
(13,409)	Crowdstrike Holdings, Inc. – Class A *	(3,097,479)
(20,879)	DoorDash, Inc. – Class A *	(4,838,499)
(63,544)	DraftKings, Inc. – Class A *	(1,543,484)
(10,205)	Ecolab, Inc.	(2,890,056)
(2,677)	Fair Isaac Corp. *	(3,071,081)
(64,966)	Fastenal Co.	(3,203,473)
(14,255)	FTAI Aviation Ltd.	(2,709,876)
(18,052)	Hyatt Hotels Corp. – Class A	(3,014,142)
(40,115)	Insmed, Inc. *	(4,886,809)
(89,531)	IonQ, Inc. *	(3,519,464)
(91,925)	IREN Ltd. *	(3,411,796)
(44,381)	Liberty Media Corp.-Liberty Formula One – Class C *	(4,435,881)

Shares	Description	Value ($)

	United States — continued
(6,326)	Linde PLC	(3,097,083)
(18,660)	Live Nation Entertainment, Inc. *	(3,356,747)
(2,003)	Lumentum Holdings, Inc. *	(1,832,264)
(9,534)	Marvell Technology, Inc.	(2,017,966)
(3,392)	McKesson Corp.	(3,003,005)
(9,499)	MongoDB, Inc. *	(4,306,562)
(5,306)	MSCI, Inc.	(3,027,816)
(12,815)	Natera, Inc. *	(4,125,917)
(52,198)	Oklo, Inc. *	(2,117,673)
(23,684)	Okta, Inc. *	(4,098,279)
(36,333)	ONEOK, Inc.	(3,488,331)
(25,072)	Palantir Technologies, Inc. – Class A *	(4,672,919)
(9,858)	Palo Alto Networks, Inc. *	(3,767,038)
(201,325)	Rivian Automotive, Inc. – Class A *	(3,233,280)
(28,769)	Robinhood Markets, Inc. – Class A *	(3,015,279)
(109,759)	ROBLOX Corp. – Class A *	(4,531,949)
(294,514)	Rocket Cos., Inc. – Class A *	(3,949,433)
(36,072)	Rocket Lab Corp. *	(2,305,722)
(105,727)	Rollins, Inc.	(3,813,573)
(62,067)	Samsara, Inc. – Class A *	(2,535,437)
(2,293)	Seagate Technology Holdings PLC	(1,899,475)
(11,283)	Snowflake, Inc. *	(3,739,525)
(236,804)	SoFi Technologies, Inc. *	(4,234,056)
(29,121)	Starbucks Corp.	(3,094,106)
(18,906)	TechnipFMC PLC	(1,477,504)
(1,681)	Teradyne, Inc.	(588,064)
(9,265)	Tesla, Inc. *	(3,409,057)
(7,850)	Texas Pacific Land Corp.	(2,938,569)
(2,936)	TransDigm Group, Inc.	(3,440,229)
(14,682)	Twilio, Inc. – Class A *	(3,459,520)
(10,263)	Watsco, Inc.	(3,179,683)
(45,370)	Williams Cos., Inc.	(3,405,018)
(1,476)	XPO, Inc. *	(286,329)
(28,259)	Zscaler, Inc. *	(5,323,572)

	Total United States	(197,529,210)

	TOTAL COMMON STOCKS (PROCEEDS $270,947,840)	(347,475,558)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%
(8,511)	Sartorius AG	(2,453,758)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,398,522)	(2,453,758)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $273,346,362)	(349,929,316)

	Other Assets and Liabilities (net) — 0.1%	2,558,087

	TOTAL NET ASSETS — 100.0%	$2,415,901,745

See accompanying notes to the financial statements.	60

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2026
Carlyle ARE Partners II, L.P.	03/24/26	$1,600,957	0.1%	$1,431,742
Evraz PLC	10/21/21	259,269	0.0%	—
Federal Grid Co-Rosseti PJSC	10/08/19	1,057,715	0.0%	—
Gazprom PJSC	08/10/20	17,682,067	0.0%	—
GMK Norilskiy Nickel PAO	02/11/20	4,352,696	0.0%	—
Inter RAO UES PJSC	01/13/20	1,798,790	0.0%	—
LSR Group PJSC	11/30/18	882,290	0.0%	—
LSR Group PJSC GDR	09/07/20	8	0.0%	—
Mosenergo PJSC	11/19/21	224,074	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	79,541	0.0%	—
Novatek PJSC	10/21/21	776,536	0.0%	—
Novolipetsk Steel PJSC	02/13/18	9,617,214	0.0%	—
PhosAgro PJSC	08/15/22	434,931	0.0%	—
PhosAgro PJSC GDR	10/15/21	2,792	0.0%	—
Polyus PJSC GDR	02/24/23	0	0.0%	—
Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	—
SFI PJSC	09/11/18	318,293	0.0%	—
Tatneft PJSC	11/02/18	8,698,468	0.0%	—
Tatneft PJSC	12/15/21	71,966	0.0%	—
Unipro PAO	12/18/19	32,903	0.0%	—
United Co. RUSAL International PJSC	11/12/21	56,186	0.0%	—
VTB Bank PJSC	01/09/20	1	0.0%	—

				$1,431,742

61	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/02/2026	JPM	BRL	42,900,000	USD	8,301,084	21,708
09/02/2026	JPM	USD	8,177,316	BRL	42,900,000	102,060
11/06/2026	MSCI	USD	8,209,772	COP	26,882,900,000	22,192
10/15/2026	CITI	USD	104,738	CZK	2,200,000	1,061
10/15/2026	DB	USD	1,566,436	CZK	33,300,000	34,981
11/03/2026	GS	USD	623,968	IDR	11,197,800,000	4,862
11/03/2026	SSB	USD	3,817,765	IDR	69,621,900,000	91,967
10/15/2026	MSCI	USD	4,354,359	MXN	76,800,000	149,036
10/15/2026	SSB	USD	1,184,771	MXN	20,400,000	11,443
09/25/2026	MSCI	USD	6,412,984	PEN	22,000,000	119,917
10/21/2026	CITI	USD	1,632,653	THB	54,800,000	26,501
10/28/2026	BCLY	USD	2,255,886	TRY	115,200,000	28,629

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/30/2026	MSCI	USD	8,075,654	ZAR	133,900,000	221,746
09/25/2026	CITI	PEN	3,200,000	USD	936,028	(14,212)
09/25/2026	JPM	PEN	1,700,000	USD	504,556	(259)
10/28/2026	BCLY	TRY	66,700,000	USD	1,320,126	(2,593)
11/04/2026	JPM	USD	8,193,903	BRL	42,900,000	(20,641)
10/19/2026	MSCI	USD	1,629,970	HUF	511,500,000	(6,422)
09/30/2026	CITI	USD	1,563,797	PHP	96,100,000	(26,314)
09/30/2026	JPM	USD	98,696	PHP	6,100,000	(1,103)
09/30/2026	CITI	ZAR	6,800,000	USD	412,287	(9,089)
09/30/2026	MSCI	ZAR	17,400,000	USD	1,069,690	(8,538)

						$746,932

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
1,622	U.S. Treasury Note 10 Yr. (CBT)	December 2026	174,618,438	(783,597)
2,360	U.S. Treasury Note 2 Yr. (CBT)	December 2026	484,353,127	(998,916)
2,362	U.S. Treasury Note 5 Yr. (CBT)	December 2026	249,670,781	(855,864)
1,229	U.S. Treasury Ultra 10 Yr. (CBT)	December 2026	134,479,484	(433,785)

			$1,043,121,830	$(3,072,162)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
29	MSCI EAFE Index	September 2026	4,681,760	61,193
56	MSCI Emerging Market	September 2026	4,791,080	(4,252)
138	TOPIX Index	September 2026	35,739,916	(1,931,562)

			$45,212,756	$(1,874,621)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	62

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.HY.S46	USD 24,500,000	5.00%	3.01%	N/A	06/20/2031	Quarterly	$(980,000)	$(1,941,943)	$(961,943)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD 23,221,327	06/18/2027	Monthly	—	(753,611)	(753,611)

Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	GS	USD 27,407,298	06/26/2028	Monthly	—	(183,155)	(183,155)

						$—	$(936,766)	$(936,766)

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Private placement security; restricted as to resale.

(i)	Affiliated company (Note 10).

(j)	All or a portion of this security is purchased with collateral from securities loaned.

(k)	The rate disclosed is the 7 day net yield as of August 31, 2026.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

63	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

(m)

Periodic payments made/received are based on the total return of the referenced entity. The following table represents the individual long and/or short positions with in the custom equity basket swap as of August 31, 2026.

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:
(15,774)	Advanced Info Service PCL	0.6%	(168,704)
(33)	Aeroports de Paris SA	0.0%	(4,135)
(55,220)	Allefro.eu.SA	2.5%	(674,469)
(5,000)	AXIA Energia SA	0.2%	(51,259)
(2,852)	Budimex SA	2.0%	(544,066)
(11,243)	Capitec Bank Holdings Ltd.	11.8%	(3,248,820)
(21,701)	CD Projekt SA	4.9%	(1,362,954)
(62,843)	Cellnex Telecom SA	7.0%	(1,927,353)
(52,321)	Clicks Group Ltd.	2.3%	(645,926)
(164,007)	Delta Electronics (Thailand) Public Co. Ltd. NVDR	4.4%	(1,227,323)
(414)	Doosan Co. Ltd.	1.4%	(378,887)
(13,883)	Doosan Enerbility Co. Ltd.	3.0%	(831,646)
(6,830)	Ecopro Co. Ltd.	1.6%	(453,515)
(7,000)	Elite Material Co. Ltd.	4.4%	(1,209,323)
(205,100)	Eneva SA	3.8%	(1,037,464)
(6,159)	Euronext NV	4.2%	(1,166,001)
(26,586)	Getlink SE	2.1%	(581,740)
(18,270)	Global Unichip Corp.	12.7%	(3,509,534)
(4,130)	Grupo Aeroportuario del Pacífico	0.3%	(85,290)
(916)	HD Hyundai Electric Co. Ltd.	1.9%	(519,634)
(228)	Hermes International SCA	1.5%	(417,104)
(29,000)	Hong Kong Exchange and Clearing Ltd.	5.7%	(1,567,926)
(7,838)	Hyundai Rotem Co.	2.8%	(777,141)
(1,338)	InterContinental Hotels Group PLC	0.8%	(214,718)
(564)	LIG Defense & Aerospace Co., Ltd.	1.0%	(285,341)
(220)	London Stock Exchange Group PLC	0.1%	(26,666)
(116)	LPP SA	2.4%	(648,342)
(8,000)	MPI Corp.	4.7%	(1,292,408)
(19,886)	Public Power Corp.	2.0%	(552,708)
(965)	Samsung Biologics Co. Ltd.	3.9%	(1,069,845)
(9,504)	Samsung Heavy Industries Co. Ltd.	0.5%	(144,419)
103,398	Turk Hava Yollari AO	(2.3%)	646,189
2,164,475	Turkiye Is Bankasi AS	(2.1%)	566,162
(69,000)	Unimicron Technology Corp.	7.9%	(2,171,376)

	TOTAL COMMON STOCKS		$(27,583,686)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

See accompanying notes to the financial statements.	64

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
3,917,425	GMO International Equity Fund, Class IV (a)	162,377,260
2,814,445	GMO International Opportunistic Value Fund, Class IV (a)	53,896,627
531,529	GMO-Usonian Japan Value Creation Fund, Class VI (a)	16,163,790

	TOTAL INVESTMENT FUNDS (COST $155,644,936)	232,437,677

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
560,329	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	560,329

	TOTAL SHORT-TERM INVESTMENTS (COST $560,329)	560,329

	TOTAL INVESTMENTS — 100.1% (Cost $156,205,265)	232,998,006
	Other Assets and Liabilities (net) — (0.1%)	(331,871)

	TOTAL NET ASSETS — 100.0%	$232,666,135

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

65	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.8%

	United States — 99.8%
3,253,420	GMO Emerging Markets Fund, Class VI (a)	129,160,757
3,909,929	GMO International Equity Fund, Class IV (a)	162,066,572
3,793,954	GMO International Opportunistic Value Fund, Class IV (a)	72,654,217
886,406	GMO-Usonian Japan Value Creation Fund, Class VI (a)	26,955,614

	TOTAL INVESTMENT FUNDS (COST $272,825,490)	390,837,160

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
703,388	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	703,388

	TOTAL SHORT-TERM INVESTMENTS (COST $703,388)	703,388

	TOTAL INVESTMENTS — 100.0% (Cost $273,528,878)	391,540,548
	Other Assets and Liabilities (net) — (0.0%)	(129,477)

	TOTAL NET ASSETS — 100.0%	$391,411,071

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

See accompanying notes to the financial statements.	66

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 121.3%

	United States — 121.3%
	U.S. Government — 93.8%
3,792,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.91%, due 04/30/28 (a)	3,794,848
9,239,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.97%, due 07/31/27	9,251,998
2,632,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 4.00%, due 10/31/27	2,637,022
4,400,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28 (a)	4,399,752

	Total U.S. Government	20,083,620

	U.S. Government Agency — 27.5%
2,000,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 09/01/56	1,631,096

Par Value† / Shares	Description	Value ($)

	United States — continued
	U.S. Government Agency — continued
4,200,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 09/01/56	4,245,644

	Total U.S. Government Agency	5,876,740

	Total United States	25,960,360

	TOTAL DEBT OBLIGATIONS (COST $25,969,190)	25,960,360

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
50,901	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	50,901

	TOTAL SHORT-TERM INVESTMENTS (COST $50,901)	50,901

PURCHASED OPTIONS — 0.2%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Interest Rate Swaps - Calls — 0.2%
2 Year Interest Rate Swap	BOA	4.13%	01/28/27	USD 10,000,000	USD-SOFR-OIS Compound	Receive	31,808

TOTAL PURCHASED OPTIONS (COST $51,200)							31,808

TOTAL INVESTMENTS — 121.7% (Cost $26,071,291)							26,043,069

Other Assets and Liabilities (net) — (21.7)%							(4,637,064)

TOTAL NET ASSETS — 100.0%							$21,406,005

A summary of outstanding financial instruments at August 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation)($)

10/30/2026	DB	EUR 504,650	USD 589,445	$1,889

67	See accompanying notes to the financial statements.

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
175	U.S. Treasury Note 10 Yr. (CBT)	December 2026	18,839,844	(83,820)
243	U.S. Treasury Note 2 Yr. (CBT)	December 2026	49,871,953	(93,355)
272	U.S. Treasury Note 5 Yr. (CBT)	December 2026	28,751,250	(96,141)
87	U.S. Treasury Ultra 10 Yr. (CBT)	December 2026	9,519,703	(32,081)

			$106,982,750	$(305,397)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
2	U.S. Ultra Bond (CBT)	December 2026	$220,062	$2,434

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Interest Rate Swaps - Calls
2 Year Interest Rate Swap	BOA	3.78%	01/28/27	USD (20,000,000)	USD-SOFR-OIS Compound	Receive	(26,310)

					TOTAL WRITTEN OPTIONS (Premiums $51,200)		$(26,310)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S45	USD 9,986,000	1.00%	1.38%	N/A	06/20/2031	Quarterly	415,140	160,056	(255,084)
Sell Protection^:
CDX.NA.HY.46	USD 4,983,300	5.00%	3.01%	4,983,300 USD	06/20/2031	Quarterly	402,574	394,991	(7,583)
ITRAXX.XO.45	EUR 4,468,000	5.00%	2.46%	4,468,000 EUR	06/20/2031	Quarterly	505,861	543,922	38,061

							$1,323,575	$1,098,969	$(224,606)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CMBX.NA.BBB-.18	CGMI	USD 1,000,000	3.00%	6.05%	N/A	12/17/2057	Monthly	88,438	77,357	(11,081)

See accompanying notes to the financial statements.	68

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2026 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

CMBX.NA.BBB-.18	CGMI	USD 1,500,000	3.00%	6.05%	N/A	12/17/2057	Monthly	128,906	116,034	(12,872)
Sell Protection^:

CDX.NA.HY.45	JPM	USD 6,748,354	5.00%	0.34%	1,293,784 USD	12/20/2030	Quarterly	1,269,028	1,204,831	(64,197)

								$1,486,372	$1,398,222	$(88,150)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of August 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

69	See accompanying notes to the financial statements.

GMO Multi-Asset Credit Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.8%

	United States — 99.8%
1,034,714	GMO Emerging Country Debt Fund, Class VI (a)	25,505,701
1,486,826	GMO High Yield Fund, Class VI (a)	25,915,378
2,219,064	GMO MAC Implementation Fund (a)	21,413,966
3,872,892	GMO Opportunistic Income Fund, Class VI (a)	93,181,787
622,022	GMO Systematic Investment Grade Credit ETF (a)	15,470,744
1,979,296	GMO U.S. Treasury Fund, Class VI (a)	9,896,481
289,384	GMO Ultra-Short Income ETF (a)	14,490,904

	TOTAL INVESTMENT FUNDS (COST $208,401,441)	205,874,961

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
352,587	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	352,587

	TOTAL SHORT-TERM INVESTMENTS (COST $352,587)	352,587

	TOTAL INVESTMENTS — 100.0% (Cost $208,754,028)	206,227,548

	Other Assets and Liabilities (net) — (0.0%)	(36,224)

	TOTAL NET ASSETS — 100.0%	$206,191,324

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

See accompanying notes to the financial statements.	70

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2026 (Unaudited)

Shares / Par Value†	Description	Value ($)

	INVESTMENT FUNDS — 99.0%

	United States — 99.0%
753,171	GMO Alternative Allocation Fund, Class VI (a)	14,076,764
390,261	GMO Asset Allocation Bond Fund, Class VI (a)	6,755,413
14,788	GMO Climate Change Fund, Class III (a)	412,593
57,490	GMO Domestic Resilience ETF (a)	1,746,092
32,491	GMO Emerging Country Debt Fund, Class VI (a)	800,893
90,601	GMO Emerging Markets ex-China Fund, Class VI (a)	1,820,179
157,584	GMO Emerging Markets Fund, Class VI (a)	6,256,097
248,102	GMO International Equity Fund, Class IV (a)	10,283,816
336,498	GMO International Opportunistic Value Fund, Class IV (a)	6,443,928
165,648	GMO-Usonian Japan Value Creation Fund, Class VI (a)	5,037,353
16,000	GMO Power Infrastructure ETF (a)	396,566
68,910	GMO Quality Fund, Class VI (a)	2,603,439
33,155	GMO Resources Fund, Class VI (a)	902,158
66,815	GMO Small Cap Quality Fund, Class VI (a)	1,670,376
331,727	GMO U.S. Equity Fund, Class VI (a)	5,171,621
287,706	GMO U.S. Opportunistic Value Fund, Class VI (a)	7,057,421
571,038	GMO U.S. Treasury Fund, Class VI (a)	2,855,192

	TOTAL INVESTMENT FUNDS (COST $59,806,262)	74,289,901

	DEBT OBLIGATIONS — 0.2%

	United States — 0.2%

	U.S. Government — 0.2%
100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.97%, due 07/31/27	100,141
35,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.05%, 3.86%, due 07/31/28	34,998

	Total U.S. Government	135,139

	Total United States	135,139

	TOTAL DEBT OBLIGATIONS (COST $134,998)	135,139

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%
572,471	State Street Institutional Treasury Money Market Fund – Premier Class, 3.64% (b)	572,471

	TOTAL SHORT-TERM INVESTMENTS (COST $572,471)	572,471

	TOTAL INVESTMENTS — 100.0% (Cost $60,513,731)	74,997,511

	Other Assets and Liabilities (net) — 0.0%	(1,957)

	TOTAL NET ASSETS — 100.0%	$74,995,554

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 72.

71	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2026 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate denominated in Brazilian Real.

BUBOR - Budapest Interbank Offered Rate

CD - Certificate of Deposit

CDI - Certificado de Deposito Interbancario

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

GDR - Global Depositary Receipt

HIBOR - Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

JSC - Joint-Stock Company

KLIBOR - Kuala Lumpur Interbank Offered Rate

KRW CD - South Korean Won Certificate of Deposit

KSDA - Korean Securities Dealers Association

MIBOR - Mumbai Interbank Offer Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

OMO - Open Market Operations

PJSC - Private Joint-Stock Company

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

PRIBOR - Prague Interbank Offered Rate

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SHIR - Shekel Overnight Interest Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

Counterparty Abbreviations:
BBH - Brown Brothers Harriman & Co.	MORD - Morgan Stanley Capital

BCLY - Barclays Bank PLC	Services LLC

BNP - BNP Paribas	MSCI - Morgan Stanley & Co.

BOA - Bank of America, N.A.	International PLC

CGMI - Citigroup Global Markets Inc.	SOCG - Société Générale

CITI - Citibank N.A.	SSB - State Street Bank and Trust Company

DB - Deutsche Bank AG	UBSA - UBS AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

The rates shown on variable rate notes are the current interest rates at August 31,2026, which are subject to change based on the terms of the security.

Currency Abbreviations:

AUD - Australian Dollar	MXN - Mexican Peso

BRL - Brazilian Real	MYR - Malaysian Ringgit

CAD - Canadian Dollar	NGN - Nigerian Naira

CHF - Swiss Franc	NOK - Norwegian Krone

CLP - Chilean Peso	NZD - New Zealand Dollar

CNY - China Yuan Renminbi	PEN - Peruvian Sol

COP - Colombian Peso	PHP - Philippines Peso

CZK - Czech Republic Koruna	PLN - Polish Zloty

DOP - Dominican Republic Peso	PYG - Paraguayan Guarani

EGP - Egyptian Pound	RON - Romanian New Leu

EUR - Euro	SEK - Swedish Krona

GBP - British Pound	SGD - Singapore Dollar

HKD - Hong Kong Dollar	THB - Thai Baht

HUF - Hungarian Forint	TRY - Turkish Lira

IDR - Indonesian Rupiah	TWD - Taiwan New Dollar

ILS - Israeli Shekel	UGX - Ugandan Shilling

INR - Indian Rupee	USD - United States Dollar

JPY - Japanese Yen	UYU - Uruguay Peso

KRW - South Korean Won	ZAR - South African Rand

KZT - Kazakhstani Tenge

See accompanying notes to the financial statements.	72

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited)

		Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fundπ	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$2,724,850,010	$269,723,216	$674,563,358
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	1,537,465,538	4,083,261	1,099,467,203	1,630,729
Repurchase agreements, at value (Note 2)(d)	195,003,989	—	139,999,773	—
Foreign currency, at value (Note 2)(e)	450,659	—	317,329	—
Cash	11,269,997	25	—	12
Receivable for investments sold	12,022,850	—	401,554	—
Receivable for Fund shares sold	36,176	1,078,984	—	100,819
Receivable for closed swap contracts (Note 4)	17,520	—	—	—
Dividends and interest receivable	2,580,696	225,825	2,901,897	288,865
Dividend withholding tax receivable	232,006	—	304,289	—
Foreign capital gains tax refund receivable (Note 2)	—	—	68,171	—
EU tax reclaims receivable (Note 2)	—	—	733,412	—
Unrealized appreciation on open forward currency contracts (Note 4)	6,954,820	—	393,250	—
Receivable for variation margin on open cleared swap contracts (Note 4)	340,493	—	—	—
Due from broker (Note 2)	48,862	—	120,271	—
Receivable for variation margin on open futures contracts (Note 4)	1,283,345	—	—	—
Receivable for open OTC swap contracts (Note 4)	25,683,159	—	—	—
Interest receivable for open OTC swap contracts (Note 4)	1,079,821	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	39,516	358,086	62,663	32,588

Total assets	1,794,509,447	2,730,596,191	1,514,493,028	676,616,371

Liabilities:
Investments sold short, at value (Note 2)(f)	863,041,245	—	161,938,757	—
Due to custodian	—	—	7,752	—
Due to broker (Note 2)	760,492	—	71,088	—
Payable for cash collateral from securities loaned (Note 2)	—	—	6,029,557	—
Payable for investments purchased	21,568,887	214,462	1,041,052	150,286
Payable for Fund shares repurchased	2,362,690	319,113	—	1,889
Accrued foreign capital gains tax payable (Note 2)	—	—	67,505	—
Payable to affiliate for (Note 5):
Management fee	546,268	1,494,455	—	—
Shareholder service fee	59,598	306,860	—	—
Payable for variation margin on open futures contracts (Note 4)	3,770	—	493,150	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	3,129	—
Payable for closed swap contracts (Note 4)	192	—	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	3,458,782	—	42,361	—
Interest payable for open OTC swap contracts (Note 4)	116,682	—	—	—
Payable for open OTC swap contracts (Note 4)	3,977,003	—	489,410	—
Payable to Trustees and related expenses	9,034	30,524	15,327	3,987
Interest and dividend payable for short sales	1,462,430	—	151,350	—
Written options outstanding, at value (Note 4)(g)	6,752,252	—	—	—
Accrued expenses	1,292,631	518,147	1,053,460	201,747

Total liabilities	905,411,956	2,883,561	171,403,898	357,909

Commitments and contingent liabilities (Note 5)

Net assets	$889,097,491	$2,727,712,630	$1,343,089,130	$676,258,462

(a) Cost of investments – affiliated issuers:	$—	$2,194,032,591	$259,278,785	$585,525,377
(b) Cost of investments – unaffiliated issuers:	$1,423,176,033	$4,083,261	$1,012,663,718	$1,629,557
(c) Includes securities on loan at value (Note 2):	$—	$—	$90,752,644	$—
(d) Cost of investments – repurchase agreements:	$195,003,989	$—	$139,999,773	$—
(e) Cost of foreign currency:	$152,577	$—	$314,259	$—
(f) Proceeds from securities sold short:	$809,809,801	$—	$127,402,297	$—
(g) Premiums on written options:	$5,677,720	$—	$—	$—

73	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	Alternative Allocation Fundπ	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:
Paid-in capital	$841,342,832	$2,411,899,828	$1,322,598,557	$778,272,095
Distributable earnings (accumulated loss)	47,754,659	315,812,802	20,490,573	(102,013,633)

	$889,097,491	$2,727,712,630	$1,343,089,130	$676,258,462

Net assets attributable to:
Class III	$—	$749,282,061	$1,343,089,130	$610,706,549

Class IV	$—	$900,140,658	$—	$—

Class VI	$755,582,589	$—	$—	$—

Class R6	$108,315	$492,368,185	$—	$11,847,366

Class I	$133,406,587	$585,921,726	$—	$53,704,547

Shares outstanding:
Class III	—	21,676,601	54,073,532	14,208,777

Class IV	—	26,032,066	—	—

Class VI	40,426,889	—	—	—

Class R6	5,845	14,265,568	—	275,807

Class I	7,206,797	16,984,142	—	1,249,987

Net asset value per share:
Class III	$—	$34.57	$24.84	$42.98

Class IV	$—	$34.58	$—	$—

Class VI	$18.69	$—	$—	$—

Class R6	$18.53	$34.51	$—	$42.96

Class I	$18.51	$34.50	$—	$42.96

π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	74

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$102,763,929	$645,920,189	$27,393,437	$232,437,677
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	171,323	728,348	2,475,831,069	560,329
Repurchase agreements, at value (Note 2)(d)	—	—	260,048,468	—
Foreign currency, at value (Note 2)(e)	—	—	709,573	—
Cash	30	—	—	—
Receivable for investments sold	—	—	38,550,013	—
Receivable for Fund shares sold	—	16,126	—	114,961
Dividends and interest receivable	46,347	351,986	6,494,560	1,038
Dividend withholding tax receivable	—	—	569,388	—
EU tax reclaims receivable (Note 2)	—	—	116,108	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	836,103	—
Due from broker (Note 2)	—	—	1,345,755	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	8,350	19,422	71,926	11,760

Total assets	102,989,979	647,036,071	2,811,966,400	233,125,765

Liabilities:
Investments sold short, at value (Note 2)(f)	—	—	349,929,316	—
Due to custodian	—	—	16,755	—
Due to broker (Note 2)	—	—	220,800	—
Payable for cash collateral from securities loaned (Note 2)	—	—	1,867,582	—
Payable for investments purchased	—	—	39,856,482	300,000
Payable for Fund shares repurchased	—	—	—	26,503
Accrued foreign capital gains tax payable (Note 2)	—	—	163,534	—
Payable for variation margin on open futures contracts (Note 4)	—	—	1,113,948	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	6,803	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	89,171	—
Payable for open OTC swap contracts (Note 4)	—	—	936,766	—
Payable to Trustees and related expenses	1,006	7,805	26,145	4,311
Interest and dividend payable for short sales	—	—	328,528	—
Accrued expenses	80,803	223,273	1,508,825	128,816

Total liabilities	81,809	231,078	396,064,655	459,630

Net assets	$102,908,170	$646,804,993	$2,415,901,745	$232,666,135

(a) Cost of investments – affiliated issuers:	$76,563,150	$480,964,785	$27,562,475	$155,644,936
(b) Cost of investments – unaffiliated issuers:	$171,323	$728,165	$2,328,032,861	$560,329
(c) Includes securities on loan at value (Note 2):	$—	$—	$200,871,483	$—
(d) Cost of investments – repurchase agreements:	$—	$—	$260,048,468	$—
(e) Cost of foreign currency:	$—	$—	$533,849	$—
(f) Proceeds from securities sold short:	$—	$—	$273,346,362	$—

75	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity		Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$134,525,604	$538,531,779	$2,679,891,116	$298,983,422
Distributable earnings (accumulated loss)	(31,617,434)	108,273,214	(263,989,371)	(66,317,287)

	$102,908,170	$646,804,993	$2,415,901,745	$232,666,135

Net assets attributable to:

Core Class	$—	$—	$2,415,901,745	$—

Class III	$102,908,170	$569,555,510	$—	$2,484,485

Class R6	$—	$74,166,151	$—	$230,181,650

Class I	$—	$3,083,332	$—	$—

Shares outstanding:

Core Class	—	—	136,901,708	—

Class III	2,802,896	13,340,850	—	89,623

Class R6	—	1,737,476	—	8,304,457

Class I	—	72,265	—	—

Net asset value per share:

Core Class	$—	$—	$17.65	$—

Class III	$36.71	$42.69	$—	$27.72

Class R6	$—	$42.69	$—	$27.72

Class I	$—	$42.67	$—	$—

See accompanying notes to the financial statements.	76

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	International			Strategic
	Equity	MAC	Multi-Asset	Opportunities
	Allocation	Implementation	Credit	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$390,837,160	$—	$205,874,961	$74,289,901
Investments in unaffiliated issuers, at value (Note 2)(b)	703,388	26,043,069	352,587	707,610
Foreign currency, at value (Note 2)(c)	—	—	—	778
Cash	—	6	33	—
Receivable for Fund shares sold	—	—	65,200	—
Dividends and interest receivable	2,480	83,467	516,504	85,952
Dividend withholding tax receivable	—	—	—	4,686
Unrealized appreciation on open forward currency contracts (Note 4)	—	1,889	—	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	1,667	—	—
Receivable for open OTC swap contracts (Note 4)	—	1,398,222	—	—
Interest receivable for open OTC swap contracts (Note 4)	—	66,546	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	26,407	5,290	101,120	9,525

Total assets	391,569,435	27,600,156	206,910,405	75,098,452

Liabilities:
Due to broker (Note 2)	—	12,382	—	—
Payable for investments purchased	—	5,901,453	399,871	7,987
Payable for Fund shares repurchased	8,884	—	69,500	—
Payable to affiliate for (Note 5):
Management fee	—	—	60,656	—
Shareholder service fee	—	—	33,712	—
Payable for variation margin on open futures contracts (Note 4)	—	94,912	—	—
Interest payable for open OTC swap contracts (Note 4)	—	1,458	—	—
Payable to Trustees and related expenses	4,206	72	—	1,904
Written options outstanding, at value (Note 4)(d)	—	26,310	—	—
Accrued expenses	145,274	157,564	155,342	93,007

Total liabilities	158,364	6,194,151	719,081	102,898

Net assets	$391,411,071	$21,406,005	$206,191,324	$74,995,554

(a) Cost of investments – affiliated issuers:	$272,825,490	$—	$208,401,441	$59,806,262
(b) Cost of investments – unaffiliated issuers:	$703,388	$26,071,291	$352,587	$707,469
(c) Cost of foreign currency:	$—	$—	$—	$773
(d) Premiums on written options:	$—	$51,200	$—	$—

77	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2026 (Unaudited) — (Continued)

	International Equity Allocation Fund	MAC Implementation Fund	Multi-Asset Credit Fund	Strategic Opportunities Allocation Fund
Net assets consist of:
Paid-in capital	$413,014,971	$23,404,966	$204,820,817	$56,823,994
Distributable earnings (accumulated loss)	(21,603,900)	(1,998,961)	1,370,507	18,171,560

	$391,411,071	$21,406,005	$206,191,324	$74,995,554

Net assets attributable to:
Core Class	$—	$21,406,005	$—	$—

Class III	$42,961,529	$—	$—	$74,995,554

Class IV	$—	$—	$11,176,016	$—

Class R6	$348,449,542	$—	$2,299,268	$—

Class I	$—	$—	$192,716,040	$—

Shares outstanding:
Core Class	—	2,219,064	—	—

Class III	935,885	—	—	3,712,330

Class IV	—	—	529,219	—

Class R6	7,594,228	—	108,933	—

Class I	—	—	9,133,114	—

Net asset value per share:
Core Class	$—	$9.65	$—	$—

Class III	$45.90	$—	$—	$20.20

Class IV	$—	$—	$21.12	$—

Class R6	$45.88	$—	$21.11	$—

Class I	$—	$—	$21.10	$—

See accompanying notes to the financial statements.	78

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2026 (Unaudited)

		Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fundπ	Fund	Fund	Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$14,652,124	$50,386	$14,276,844	$147,713
Dividends from affiliated issuers (Note 10)	—	36,331,503	5,389,663	6,700,508
Interest	6,108,219	—	9,301,879	18,489
Securities lending income from affiliated issuers (net)	—	—	43,702	—
Securities lending income (net)	—	—	40,344	—
Other income (Note 2)	808	—	148,471	—

Total investment income	20,761,151	36,381,889	29,200,903	6,866,710

Expenses:
Management fee (Note 5)	3,069,796	8,449,550	—	—
Shareholder service fee – Class III (Note 5)	—	542,269	—	—
Shareholder service fee – Class IV (Note 5)	—	429,338	—	—
Shareholder service fee – Class VI (Note 5)	196,608	—	—	—
Shareholder service fee – Class R6 (Note 5)	100 *	346,703	—	—
Shareholder service fee – Class I (Note 5)	138,611	416,917	—	—
Audit and tax fees	86,870	26,333	97,983	29,358
Custodian, fund accounting, administration and transfer agent fees	356,766	422,068	328,339	86,033
Dividend expense on short sales	8,350,649	—	1,231,163	—
Legal fees	20,020	30,260	17,433	8,803
Registration fees	33,546	39,967	433	33,097
Trustees’ fees and related expenses (Note 5)	25,265	80,462	40,389	17,272
Interest expense and borrowing costs for investments sold short (Note 2)	2,250,506	—	490,584	—
Miscellaneous	107,017	10,242	72,130	2,066

Total expenses	14,635,754	10,794,109	2,278,454	176,629
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(312,239)	(265,982)	(379,667)	(133,565)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(1,468,210)	—	—
Indirectly incurred shareholder service fees waived or borne by GMO
(Note 5)	—	(132,913)	—	—

Net expenses	14,323,515	8,927,004	1,898,787	43,064

Net investment income (loss)	6,437,636	27,454,885	27,302,116	6,823,646

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	84,757,371	—	84,882,045	—
Investments in affiliated issuers	—	10,460,179	1,195,176	11,579,047
Investments in securities sold short	(32,810,017)	—	(8,197,542)	—
Realized gain distributions from affiliated issuers (Note 10)	—	3,886,862	1,931,155	12,529,549
Futures contracts	(42,383,076)	—	(20,079,346)	(1,950,266)
Written options	8,149,512	—	—	—
Swap contracts	(2,053,764)	—	(8,073,337)	—
Forward currency contracts	11,022,040	—	639,586	—
Foreign currency and foreign currency related transactions	1,603,676	—	(422,674)	(16,314)

Net realized gain (loss)	28,285,742	14,347,041	51,875,063	22,142,016

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(5,834,595)	—	(11,595,651)	1,172
Investments in affiliated issuers	—	66,617,661	(3,841,804)	8,463,152
Investments in securities sold short	(21,478,995)	—	(1,837,892)	—
Futures contracts	10,042,150	—	(3,132,794)	—
Written options	276,875	—	—	—
Swap contracts	(3,567,586)	—	(573,356)	—
Forward currency contracts	795,606	—	(345,242)	—
Foreign currency and foreign currency related transactions	161,716	—	(70,084)	—

Net change in unrealized appreciation (depreciation)	(19,604,829)	66,617,661	(21,396,823)	8,464,324

Net realized and unrealized gain (loss)	8,680,913	80,964,702	30,478,240	30,606,340

Net increase (decrease) in net assets resulting from operations	$15,118,549	$108,419,587	$57,780,356	$37,429,986

(a) Withholding tax:	$769,198	$—	$1,185,914	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$146,157	$—

79	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2026 (Unaudited) — (Continued)

		Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fundπ	Fund	Fund	Fund
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$(307,513)	$—

*	Period from March 13, 2026 through August 31, 2026.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	80

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2026 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund
Investment income:
Dividends from affiliated issuers (Note 10)	$382,278	$3,964,220	$—	$460,251
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	48,353	371,694	31,192,673	3,784
Interest	3,214	21,365	20,074,438	68
Securities lending income from affiliated issuers (net)	—	—	61,874	—
Securities lending income (net)	—	—	94,831	—
Other income (Note 2)	—	—	169,219	—

Total investment income	433,845	4,357,279	51,593,035	464,103

Expenses:
Audit and tax fees	21,441	25,675	148,173	24,820
Custodian, fund accounting, administration and transfer agent fees	21,135	70,581	400,760	37,461
Dividend expense on short sales	—	—	2,627,428	—
Legal fees	1,544	9,919	28,009	3,074
Registration fees	2,291	22,166	1,510	10,877
Trustees’ fees and related expenses (Note 5)	3,078	20,530	70,899	7,394
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	1,033,787	—
Miscellaneous	466	2,073	83,971	2,677

Total expenses	49,955	150,944	4,394,537	86,303
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(46,409)	(125,591)	(375,917)	(77,727)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(10,984)	—

Net expenses	3,546	25,353	4,007,636	8,576

Net investment income (loss)	430,299	4,331,926	47,585,399	455,527

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	256	1,417	150,125,834	—
Investments in affiliated issuers	3,819,566	30,064,271	(85,030)	1,702,691
Investments in securities sold short	—	—	(18,502,080)	—
Realized gain distributions from affiliated issuers (Note 10)	3,051,437	16,810,449	—	2,805,325
Futures contracts	113,422	798,873	(44,536,411)	—
Swap contracts	—	—	(15,970,020)	—
Forward currency contracts	—	—	1,325,554	—
Foreign currency and foreign currency related transactions	(2,360)	(15,082)	(943,873)	—

Net realized gain (loss)	6,982,321	47,659,928	71,413,974	4,508,016

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	183	12,040,306	—
Investments in affiliated issuers	2,130,177	12,054,447	(169,000)	12,128,583
Investments in securities sold short	—	—	(3,178,992)	—
Futures contracts	—	—	(7,609,190)	—
Swap contracts	—	—	(1,062,683)	—
Forward currency contracts	—	—	(869,457)	—
Foreign currency and foreign currency related transactions	—	—	(62,013)	—

Net change in unrealized appreciation (depreciation)	2,130,177	12,054,630	(911,029)	12,128,583

Net realized and unrealized gain (loss)	9,112,498	59,714,558	70,502,945	16,636,599

Net increase (decrease) in net assets resulting from operations	$9,542,797	$64,046,484	$118,088,344	$17,092,126

(a) Withholding tax:	$—	$—	$2,632,674	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$296,459	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$(637,514)	$—

81	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2026 (Unaudited) — (Continued)

	International Equity Allocation Fund	MAC Implementation Fund	Multi-Asset Credit Fund	Strategic Opportunities Allocation Fund
Investment income:
Dividends from affiliated issuers (Note 10)	$3,317,627	$—	$4,041,229	$742,148
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	15,714	5,197	4,321	83,414
Interest	8,231	408,404	299	2,745
Securities lending income from affiliated issuers (net)	—	—	186	—
Securities lending income (net)	—	—	138	—
Other income	—	—	—	2

Total investment income	3,341,572	413,601	4,046,173	828,309

Expenses:
Management fee (Note 5)	—	—	352,966	—
Shareholder service fee – Class IV (Note 5)	—	—	7,309	—
Shareholder service fee – Class R6 (Note 5)	—	—	2,217	—
Shareholder service fee – Class I (Note 5)	—	—	184,860	—
Audit and tax fees	23,749	60,640	15,376	37,484
Custodian, fund accounting, administration and transfer agent fees	47,835	13,885	152,712	21,751
Legal fees	5,993	2,943	4,458	857
Registration fees	23,721	484	44,336	2,508
Trustees’ fees and related expenses (Note 5)	11,648	585	4,811	2,686
Miscellaneous	1,198	2,900	3,486	409

Total expenses	114,144	81,437	772,531	65,695
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(100,510)	(80,792)	(126,256)	(53,592)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(308,323)	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	—	(39,004)	—

Net expenses	13,634	645	298,948	12,103

Net investment income (loss)	3,327,938	412,956	3,747,225	816,206

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	690	(29,009)	—	(146,260)
Investments in affiliated issuers	11,989,900	—	(243,884)	2,539,684
Realized gain distributions from affiliated issuers (Note 10)	3,787,755	—	507,389	1,447,966
Futures contracts	(174,890)	(1,638,599)	—	(259,865)
Swap contracts	—	19,062	—	—
Forward currency contracts	—	34,784	—	—
Foreign currency and foreign currency related transactions	(2,759)	(4,339)	—	(1,443)

Net realized gain (loss)	15,600,696	(1,618,101)	263,505	3,580,082

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	(111,881)	—	221,441
Investments in affiliated issuers	20,858,192	—	(4,235,469)	(97,981)
Futures contracts	—	(453,135)	—	—
Written options	—	24,890	—	—
Swap contracts	—	(258,684)	—	—
Forward currency contracts	—	(4,487)	—	—
Foreign currency and foreign currency related transactions	—	391	—	(2,012)

Net change in unrealized appreciation (depreciation)	20,858,192	(802,906)	(4,235,469)	121,448

Net realized and unrealized gain (loss)	36,458,888	(2,421,007)	(3,971,964)	3,701,530

Net increase (decrease) in net assets resulting from operations	$39,786,826	$(2,008,051)	$(224,739)	$4,517,736

(a) Withholding tax:	$—	$—	$—	$412

See accompanying notes to the financial statements.	82

GMO Trust Funds

Statements of Changes in Net Assets

	Alternative Allocation Fundπ		Benchmark- Free Allocation Fund

	Six Months Ended		Six Months Ended
	August 31, 2026	Year Ended	August 31, 2026	Year Ended
	(Unaudited)	February 28, 2026	(Unaudited)	February 28, 2026

Increase (decrease) in net assets:

Operations:
Net investment income (loss)	$6,437,636	$16,280,668	$27,454,885	$81,587,944
Net realized gain (loss)	28,285,742	26,799,695	14,347,041	82,149,732
Change in net unrealized appreciation (depreciation)	(19,604,829)	74,594,250	66,617,661	477,419,349

Net increase (decrease) in net assets from operations	15,118,549	117,674,613	108,419,587	641,157,025

Distributions to shareholders:

Class III	—	—	(1,386,749)	(27,927,120)

Class IV	—	—	(1,790,840)	(32,090,160)

Class VI	(24,850,162)	(52,704,777)	—	—

Class R6	(3,243)*	(743)**	(914,214)	(17,041,978)

Class I	(4,403,010)	(9,258,385)	(865,917)	(20,710,763)

Total distributions	(29,256,415)	(61,963,905)	(4,957,720)	(97,770,021)

Net share transactions (Note 9):

Class III	—	—	(9,807,983)	(320,941,758)

Class IV	—	—	14,916,382	(33,429,550)

Class VI	75,461,874	42,937,095	—	—

Class R6	107,870 *	(9,147)**	43,444,954	22,238,824

Class I	14,565,656	6,209,171	(11,422,254)	33,797,353

Increase (decrease) in net assets resulting from net share transactions	90,135,400	49,137,119	37,131,099	(298,335,131)

Total increase (decrease) in net assets	75,997,534	104,847,827	140,592,966	245,051,873

Net assets:

Beginning of period	813,099,957	708,252,130	2,587,119,664	2,342,067,791

End of period	$889,097,491	$813,099,957	$2,727,712,630	$2,587,119,664

*	Period from March 13, 2026 through August 31, 2026.
**	As of February 28, 2026, Class R6 had no shareholders.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark- Free Fund		Global Asset Allocation Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:
Net investment income (loss)	$27,302,116	$46,596,886	$6,823,646	$17,500,773
Net realized gain (loss)	51,875,063	89,617,522	22,142,016	10,589,227
Change in net unrealized appreciation (depreciation)	(21,396,823)	186,470,398	8,464,324	93,822,262

Net increase (decrease) in net assets from operations	57,780,356	322,684,806	37,429,986	121,912,262

Distributions to shareholders:

Class III	(12,717,240)	(58,706,146)	(1,169,025)	(22,348,421)

Class R6	—	—	(22,610)	(369,761)

Class I	—	—	(91,690)	(668,852)

Total distributions	(12,717,240)	(58,706,146)	(1,283,325)	(23,387,034)

Net share transactions (Note 9):

Class III	2,583,663	(115,207,280)	29,015,600	100,195,372

Class R6	—	—	2,857,003	(1,131,771)

Class I	—	—	32,849,301	(623,652)

Increase (decrease) in net assets resulting from net share transactions	2,583,663	(115,207,280)	64,721,904	98,439,949

Total increase (decrease) in net assets	47,646,779	148,771,380	100,868,565	196,965,177

Net assets:

Beginning of period	1,295,442,351	1,146,670,971	575,389,897	378,424,720

End of period	$1,343,089,130	$1,295,442,351	$676,258,462	$575,389,897

See accompanying notes to the financial statements.	84

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:
Net investment income (loss)	$430,299	$2,905,533	$4,331,926	$21,163,260
Net realized gain (loss)	6,982,321	8,074,295	47,659,928	39,516,404
Change in net unrealized appreciation (depreciation)	2,130,177	15,920,696	12,054,630	134,741,902

Net increase (decrease) in net assets from operations	9,542,797	26,900,524	64,046,484	195,421,566

Distributions to shareholders:

Class III	(1,596,556)	(3,902,627)	(589,277)	(24,878,094)

Class R6	—	—	(73,377)	(2,599,835)

Class I	—	—	(2,385)	(100,258)

Total distributions	(1,596,556)	(3,902,627)	(665,039)	(27,578,187)

Net share transactions (Note 9):

Class III	(4,983,733)	(2,307,264)	(101,339,562)	(68,724,964)

Class R6	—	—	2,531,108	3,441,348

Class I	—	—	257,891	(3,249,391)

Increase (decrease) in net assets resulting from net share transactions	(4,983,733)	(2,307,264)	(98,550,563)	(68,533,007)

Total increase (decrease) in net assets	2,962,508	20,690,633	(35,169,118)	99,310,372

Net assets:

Beginning of period	99,945,662	79,255,029	681,974,111	582,663,739

End of period	$102,908,170	$99,945,662	$646,804,993	$681,974,111

85	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Implementation Fund		International Developed Equity Allocation Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026[b]	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$47,585,399	$83,078,951	$455,527	$12,002,800

Net realized gain (loss)	71,413,974	168,999,685	4,508,016	64,668,675

Change in net unrealized appreciation (depreciation)	(911,029)	373,555,211	12,128,583	24,917,005

Net increase (decrease) in net assets from operations	118,088,344	625,633,847	17,092,126	101,588,480

Distributions to shareholders:

Core Class	(28,358,530)	(89,749,077)	—	—

Class III	—	—	(46,487)	(344,364)

Class R6	—	—	(3,809,131)	(14,413,167)

Total distributions	(28,358,530)	(89,749,077)	(3,855,618)	(14,757,531)

Net share transactions (Note 9):

Core Class	28,385,153	(229,591,746)	—	—

Class III	—	—	(564,508)	(203,793,237)

Class R6	—	—	6,921,748	12,650,486

Increase (decrease) in net assets resulting from net share transactions	28,385,153	(229,591,746)	6,357,240	(191,142,751)

Total increase (decrease) in net assets	118,114,967	306,293,024	19,593,748	(104,311,802)

Net assets:

Beginning of period	2,297,786,778	1,991,493,754	213,072,387	317,384,189

End of period	$2,415,901,745	$2,297,786,778	$232,666,135	$213,072,387

[b]

GMO Implementation SPC Ltd. was a 100% owned subsidiary of Implementation Fund through August 28, 2025. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary through August 28, 2025 (Note 2).

See accompanying notes to the financial statements.	86

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		MAC Implementation Fund

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Period from May 21, 2025 (commencement of operations) through February 28, 2026

Increase (decrease) in net assets:

Operations:
Net investment income (loss)	$3,327,938	$19,539,020	$412,956	$428,341
Net realized gain (loss)	15,600,696	37,169,315	(1,618,101)	599,736
Change in net unrealized appreciation (depreciation)	20,858,192	99,962,929	(802,906)	186,284

Net increase (decrease) in net assets from operations	39,786,826	156,671,264	(2,008,051)	1,214,361

Distributions to shareholders:

Core Class	—	—	(720,947)	(484,324)

Class III	(1,498,945)	(6,158,178)	—	—

Class R6	(11,669,649)	(16,816,012)	—	—

Total distributions	(13,168,594)	(22,974,190)	(720,947)	(484,324)

Net share transactions (Note 9):

Core Class	—	—	720,947	22,684,019

Class III	(4,500,947)	(87,633,702)	—	—

Class R6	(1,059,489)	3,162,968	—	—

Increase (decrease) in net assets resulting from net share transactions	(5,560,436)	(84,470,734)	720,947	22,684,019

Total increase (decrease) in net assets	21,057,796	49,226,340	(2,008,051)	23,414,056

Net assets:

Beginning of period	370,353,275	321,126,935	23,414,056	—

End of period	$391,411,071	$370,353,275	$21,406,005	$23,414,056

87	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Multi-Asset Credit Fund		Strategic Opportunities Allocation Fund

		Period from
		May 21, 2025
		(commencement
		of operations)
	Six Months Ended	through	Six Months Ended
	August 31, 2026	February 28,	August 31, 2026	Year Ended
	(Unaudited)	2026	(Unaudited)	February 28, 2026

Increase (decrease) in net assets:

Operations:
Net investment income (loss)	$3,747,225	$4,194,901	$816,206	$2,518,943
Net realized gain (loss)	263,505	388,764	3,580,082	13,957,636
Change in net unrealized appreciation (depreciation)	(4,235,469)	1,708,989	121,448	7,563,985

Net increase (decrease) in net assets from operations	(224,739)	6,292,654	4,517,736	24,040,564

Distributions to shareholders:

Class III	—	—	(2,503,734)	(10,806,011)

Class IV	(35,135)	(293,746)	—	—

Class R6	(6,918)	(53,348)*	—	—

Class I	(521,678)	(3,786,583)**	—	—

Total distributions	(563,731)	(4,133,677)	(2,503,734)	(10,806,011)

Net share transactions (Note 9):

Class III	—	—	1,692,009	(113,312,875)

Class IV	(5,433,926)	15,940,363	—	—

Class R6	209,496	2,096,205 *	—	—

Class I	16,455,489	175,553,190 **	—	—

Increase (decrease) in net assets resulting from net share transactions	11,231,059	193,589,758	1,692,009	(113,312,875)

Total increase (decrease) in net assets	10,442,589	195,748,735	3,706,011	(100,078,322)

Net assets:

Beginning of period	195,748,735	—	71,289,543	171,367,865

End of period	$206,191,324	$195,748,735	$74,995,554	$71,289,543

*	Period from October 21, 2025 (commencement of operations) through February 28, 2026.
**	Period from September 04, 2025 (commencement of operations) through February 28, 2026.

See accompanying notes to the financial statements.	88

GMO Trust Funds

Statements of Cash Flows —Six Months Ended August 31, 2026

	Alternative Allocation Fund (Unaudited)π	Benchmark- Free Fund (Unaudited)	Implementation Fund (Unaudited)
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$15,118,549	$57,780,356	$118,088,344

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	19,604,829	21,396,823	911,029
Net realized (gain) loss	(28,285,742)	(51,875,063)	(71,413,974)
Cost of purchase of investments held long	(1,759,513,946)	(802,527,329)	(1,647,297,363)
Cost of purchase of investments held short	(551,107,757)	(98,286,270)	(210,894,326)
Proceeds from investments held long	1,670,134,753	779,081,234	1,595,025,627
Proceeds from securities sold short	657,559,884	75,642,012	167,965,963
Net accretion of discount and amortization of premium	392,404	(418,586)	(846,354)
Short-term investments, net	(58,968,340)	52,200,164	113,834,579
Realized gain distributions from affiliated issuers	—	1,931,155	—
Cash flows related to derivative transactions:
Futures contracts	(31,457,926)	(21,522,036)	(48,372,911)
Written option contracts	8,641,621	—	—
Swap contracts	(12,212,066)	(8,558,471)	(17,029,180)
Forward currency contracts	11,022,040	639,586	1,325,554
Foreign currency and foreign currency related transactions	1,765,392	(492,758)	(1,005,886)
Change in assets and liabilities:
(Increase) decrease in due from broker	665,867	(81,945)	(194,025)
(Increase) decrease in dividends and interest receivable	(851,548)	(751,494)	(1,494,067)
(Increase) decrease in dividend withholding tax receivable	58,380	74,460	390,574
(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	52,242	(9,046)	(19,752)
(Increase) decrease in interest receivable for open OTC swap contracts	(374,474)	—	—
(Increase) decrease in receivable for closed swap contracts	482,406	—	—
(Increase) decrease in foreign capital gains tax refund receivable	—	30,929	80,638
(Increase) decrease in EU tax reclaims receivable	—	12,660	7,075
Increase (decrease) in payable to affiliate for:
Management fee	97,930	—	—
Shareholder service fee	10,547	—	—
Increase (decrease) in due to custodian	—	(371,088)	(907,057)
Increase (decrease) in due to broker	233,494	69,554	217,251
Increase (decrease) in interest and dividend payable for short sales	820,572	24,237	178,352
Increase (decrease) in payable for closed swap contracts	(87,280)	—	—
Increase (decrease) in payable to Trustees and related expenses	1,292	2,989	4,204
Increase (decrease) in interest payable for open OTC swap contracts^	11,313	—	—
Increase (decrease) in accrued foreign capital gains tax payable	(426)	(4,449)	(12,009)
Increase (decrease) in payable for cash collateral from securities loaned	—	5,893,982	1,269,256
Increase (decrease) in accrued expenses	357,574	355,720	447,324

Net cash provided by (used in) operating activities	(55,828,416)	10,237,326	258,866

Cash flows from financing activities:
Proceeds from shares sold	92,435,477	1,050,680	45,456,623
Shares repurchased	(25,791,377)	(10,718,694)	(45,430,000)
Cash distributions paid	(3,374,203)	(465,563)	—

Net cash provided by (used in) financing activities	63,269,897	(10,133,577)	26,623

Net increase (decrease) in cash	7,441,481	103,749	285,489
Cash, beginning of period	4,279,175	213,580	424,084

Cash, end of period	$11,720,656	$317,329	$709,573

Supplemental disclosure of cash flow information:
Cash paid during the period for:
^ Interest on swap contracts	$2,530,863	$1,056,757	$2,279,369

π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

89	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUNDπ

	Class VI Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024		2023	2022

Net asset value, beginning of period	$19.06		$17.73	$18.40		$18.49		$18.08	$18.99

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.15		0.42	0.27		0.58	(b)	0.26	0.05

Net realized and unrealized gain (loss)	0.12		2.52	(0.36	)(c)	0.28		0.32	(0.23)

Total from investment operations	0.27		2.94	(0.09)		0.86		0.58	(0.18)

Less distributions to shareholders:

From net investment income	(0.43)		(0.52)	(0.50)		(0.95)		—	—

From net realized gains	(0.21)		(1.09)	(0.08)		—		(0.17)	(0.73)

Total distributions	(0.64)		(1.61)	(0.58)		(0.95)		(0.17)	(0.73)

Net asset value, end of period	$18.69		$19.06	$17.73		$18.40		$18.49	$18.08

Total Return(d)	1.60	%**	17.31%	(0.43)%		4.68	%(e)	3.25%	(0.99)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$755,583		$691,873	$601,324		$45,347		$49,257	$130,896

Net operating expenses to average daily net assets(f)	0.83	%*	0.83%	0.84%		0.82%		0.81%	0.80%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	2.52	%*	1.91%	1.66%		0.85%		0.61%	0.51%

Total net expenses to average daily net assets(f)	3.35	%*	2.74%	2.50%		1.67%		1.42%	1.31%

Net investment income (loss) to average daily net assets(a)	1.57	%*	2.31%	1.47%		3.15	%(b)	1.44%	0.29%

Portfolio turnover rate(h)	325	%**	789%	1,129%		514%		337%	572%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.07	%*	0.11%	0.18%		0.34%		0.35%	0.17%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$115,562
2.90%

(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.24%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	764%	1,119%	N/A	N/A	572%

See accompanying notes to the financial statements.	90

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

91	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

	Class R6 Shares
	Period from March 13, 2026 through August 31, 2026		Period from March 01, 2025 through February 27, 2026		Year Ended February 28/29,
	(Unaudited)(a)		(Unaudited)(a)		2025		2024		2023	2022

Net asset value, beginning of period	$18.50		$17.87		$18.50		$18.58		$18.18	$18.95

Income (loss) from investment operations:

Net investment income (loss)(b)†	0.11		0.49		0.35		0.56	(c)	0.23	(0.00	)(d)

Net realized and unrealized gain (loss)	0.55		2.44		(0.46	)(e)	0.29		0.34	(0.04)

Total from investment operations	0.66		2.93		(0.11)		0.85		0.57	(0.04)

Less distributions to shareholders:

From net investment income	(0.42)		(0.36)		(0.44)		(0.93)		—	—

From net realized gains	(0.21)		(1.09)		(0.08)		—		(0.17)	(0.73)

Total distributions	(0.63)		(1.45)		(0.52)		(0.93)		(0.17)	(0.73)

Net asset value, end of period	$18.53		$19.35		$17.87		$18.50		$18.58	$18.18

Total Return(f)	3.77	%**	17.05	%**	(0.53)%		4.60	%(g)	3.17%	(0.23)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$108		$11		$8		$6		$4	$22

Net operating expenses to average daily net assets(h)	1.00	%*	1.00	%*	0.99%		0.98%		0.98%	0.97%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(i)	2.55	%*	1.90	%*	1.16%		0.85%		0.61%	0.58%

Total net expenses to average daily net assets(h)	3.55	%*	2.90	%*	2.15%		1.83%		1.59%	1.55%

Net investment income (loss) to average daily net assets(b)	1.24	%*	2.70	%*	1.91%		2.98	%(c)	1.27%	0.01%

Portfolio turnover rate(j)	325	%**	789	%**	1,129%		514%		337%	572%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(k)	0.07	%*	0.11	%*	0.28%		0.32%		0.35%	0.13%

(a) For period from February 28, 2026 to March 12, 2026, Class R6 had no shareholders.

(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$ 13
2.71%

(d) Rounds to less than $0.01.

(e)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(g)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.24%

See accompanying notes to the financial statements.	92

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

(h)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(i)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(j)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	764%	1,119%	N/A	N/A	572%

(k)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

	Class I Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024		2023	2022

Net asset value, beginning of period	$18.90		$17.60	$18.26		$18.37		$18.01	$18.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.12		0.36	0.33		0.53	(b)	0.23	0.01

Net realized and unrealized gain (loss)	0.12		2.50	(0.46	)(c)	0.27		0.30	(0.23)

Total from investment operations	0.24		2.86	(0.13)		0.80		0.53	(0.22)

Less distributions to shareholders:

From net investment income	(0.42)		(0.47)	(0.45)		(0.91)		—	—

From net realized gains	(0.21)		(1.09)	(0.08)		—		(0.17)	(0.73)

Total distributions	(0.63)		(1.56)	(0.53)		(0.91)		(0.17)	(0.73)

Net asset value, end of period	$18.51		$18.90	$17.60		$18.26		$18.37	$18.01

Total Return(d)	1.47	%**	16.93%	(0.69)%		4.38	%(e)	2.98%	(1.21)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$133,407		$121,227	$106,920		$143,397		$146,410	$148,247

Net operating expenses to average daily net assets(f)	1.12	%*	1.11%	1.11%		1.10%		1.08%	1.07%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	2.53	%*	1.91%	1.14%		0.85%		0.60%	0.50%

Total net expenses to average daily net assets(f)	3.65	%*	3.02%	2.25%		1.95%		1.68%	1.57%

Net investment income (loss) to average daily net assets(a)	1.28	%*	2.02%	1.86%		2.87	%(b)	1.31%	0.06%

Portfolio turnover rate(h)	325	%**	789%	1,129%		514%		337%	572%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.07	%*	0.13%	0.32%		0.35%		0.37%	0.19%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$352,330
2.62%

(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.24%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	764%	1,119%	N/A	N/A	572%

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$33.23		$26.52	$26.01		$24.89	$25.56	$25.97

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.35		0.92	1.19		1.21	0.73	0.57

Net realized and unrealized gain (loss)	1.05		7.05	0.64		1.37	(0.63)	(0.35)

Total from investment operations	1.40		7.97	1.83		2.58	0.10	0.22

Less distributions to shareholders:

From net investment income	(0.06)		(1.26)	(1.32)		(1.46)	(0.77)	(0.63)

Total distributions	(0.06)		(1.26)	(1.32)		(1.46)	(0.77)	(0.63)

Net asset value, end of period	$34.57		$33.23	$26.52		$26.01	$24.89	$25.56

Total Return(b)	4.23	%**	30.55%	7.22	%(c)	10.46%	0.50%	0.86%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$749,282		$730,990	$881,639		$1,072,341	$1,546,717	$1,726,440

Net expenses to average daily net assets(d)	0.68	%*	0.66%	0.77%		0.75%	0.74%	0.75%

Net investment income (loss) to average daily net assets(a)	2.11	%*	3.17%	4.46%		4.77%	3.00%	2.15%

Portfolio turnover rate	2	%**	11%	24%		15%	19%	7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.14	%*	0.15%	0.05%		0.06%	0.08%	0.06%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$33.24		$26.53	$26.02		$24.89	$25.56	$25.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.36		1.04	1.25		1.36	0.80	0.49

Net realized and unrealized gain (loss)	1.05		6.95	0.60		1.25	(0.68)	(0.25)

Total from investment operations	1.41		7.99	1.85		2.61	0.12	0.24

Less distributions to shareholders:

From net investment income	(0.07)		(1.28)	(1.34)		(1.48)	(0.79)	(0.64)

Total distributions	(0.07)		(1.28)	(1.34)		(1.48)	(0.79)	(0.64)

Net asset value, end of period	$34.58		$33.24	$26.53		$26.02	$24.89	$25.56

Total Return(b)	4.25	%**	30.62%	7.28	%(c)	10.57%	0.55%	0.93%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$900,141		$850,700	$709,853		$892,278	$1,182,069	$1,388,080

Net expenses to average daily net assets(d)	0.63	%*	0.62%	0.72%		0.70%	0.69%	0.70%

Net investment income (loss) to average daily net assets(a)	2.16	%*	3.58%	4.65%		5.33%	3.26%	1.85%

Portfolio turnover rate	2	%**	11%	24%		15%	19%	7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.14	%*	0.15%	0.05%		0.06%	0.08%	0.06%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$33.19		$26.49	$25.99		$24.87	$25.54	$25.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.36		1.10	1.27		1.40	0.77	0.55

Net realized and unrealized gain (loss)	1.02		6.87	0.56		1.19	(0.66)	(0.33)

Total from investment operations	1.38		7.97	1.83		2.59	0.11	0.22

Less distributions to shareholders:

From net investment income	(0.06)		(1.27)	(1.33)		(1.47)	(0.78)	(0.63)

Total distributions	(0.06)		(1.27)	(1.33)		(1.47)	(0.78)	(0.63)

Net asset value, end of period	$34.51		$33.19	$26.49		$25.99	$24.87	$25.54

Total Return(b)	4.18	%**	30.59%	7.21	%(c)	10.50%	0.51%	0.86%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$492,368		$429,054	$320,004		$300,343	$281,802	$273,491

Net expenses to average daily net assets(d)	0.68	%*	0.67%	0.77%		0.75%	0.74%	0.75%

Net investment income (loss) to average daily net assets(a)	2.16	%*	3.79%	4.76%		5.48%	3.16%	2.06%

Portfolio turnover rate	2	%**	11%	24%		15%	19%	7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.14	%*	0.15%	0.05%		0.06%	0.08%	0.06%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$33.17		$26.48	$25.99		$24.86	$25.53	$25.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.33		1.02	1.28		1.31	0.70	0.63

Net realized and unrealized gain (loss)	1.05		6.91	0.51		1.26	(0.62)	(0.44)

Total from investment operations	1.38		7.93	1.79		2.57	0.08	0.19

Less distributions to shareholders:

From net investment income	(0.05)		(1.24)	(1.30)		(1.44)	(0.75)	(0.61)

Total distributions	(0.05)		(1.24)	(1.30)		(1.44)	(0.75)	(0.61)

Net asset value, end of period	$34.50		$33.17	$26.48		$25.99	$24.86	$25.53

Total Return(b)	4.17	%**	30.42%	7.07	%(c)	10.43%	0.38%	0.77%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$585,922		$576,376	$430,573		$364,292	$313,322	$365,107

Net expenses to average daily net assets(d)	0.78	%*	0.78%	0.88%		0.85%	0.84%	0.85%

Net investment income (loss) to average daily net assets(a)	1.99	%*	3.52%	4.80%		5.14%	2.85%	2.38%

Portfolio turnover rate	2	%**	11%	24%		15%	19%	7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.14	%*	0.15%	0.05%		0.07%	0.09%	0.07%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$24.00		$19.25	$18.93		$17.79	$18.85	$19.48

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.51		0.83	0.84	(b)	0.88	0.86	0.63

Net realized and unrealized gain (loss)	0.57		5.04	0.60		1.34	(0.98)	(0.39)

Total from investment operations	1.08		5.87	1.44		2.22	(0.12)	0.24

Less distributions to shareholders:

From net investment income	(0.24)		(1.12)	(1.12)		(1.08)	(0.94)	(0.87)

Total distributions	(0.24)		(1.12)	(1.12)		(1.08)	(0.94)	(0.87)

Net asset value, end of period	$24.84		$24.00	$19.25		$18.93	$17.79	$18.85

Total Return(c)	4.53	%**	31.15%	7.77	%(d) (e)	12.54%	(0.40)%	1.21%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,343,089		$1,295,442	$1,146,671		$1,091,522	$1,152,713	$1,613,854

Net operating expenses to average daily net assets(f)	0.03	%*	0.03%	0.25	%(g)	0.04%	0.06%	0.03%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(h)	0.27	%*	0.25%	0.41%		0.43%	0.35%	0.26%

Total net expenses to average daily net assets(f)	0.30	%*	0.28%	0.66	%(g)	0.47%	0.41%	0.29%

Net investment income (loss) to average daily net assets(a)	4.21	%*	3.96%	4.30	%(b)	4.79%	4.85%	3.19%

Portfolio turnover rate(i)	63	%**	106%	111%		100%	107%	138%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.06%	0.06%		0.07%	0.06%	0.07%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28, 2025
$2,073,895
4.10%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28, 2025
0.22%

(e)	The Fund’s total return includes a positive impact of 0.96% from a one-time litigation settlement .
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.20%.
(h)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	73%	116%	126%	110%	114%	145%

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND (continued)

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024		2023		2022

Net asset value, beginning of period	$40.86		$32.98	$32.17		$29.92		$32.86		$34.92

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.44		1.45	1.20		1.35	(b)	0.82		0.96

Net realized and unrealized gain (loss)	1.76		8.26	1.22		2.64		(2.67)		(0.90)

Total from investment operations	2.20		9.71	2.42		3.99		(1.85)		0.06

Less distributions to shareholders:

From net investment income	(0.08)		(1.83)	(1.61)		(1.74)		(1.09)		(2.12)

Total distributions	(0.08)		(1.83)	(1.61)		(1.74)		(1.09)		(2.12)

Net asset value, end of period	$42.98		$40.86	$32.98		$32.17		$29.92		$32.86

Total Return(c)	5.39	%**	29.93%	7.68	%(d)	13.44	%(e)	(5.48)%		(0.10)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$610,707		$549,996	$356,203		$333,837		$306,276		$585,212

Net expenses to average daily net assets(f)	0.01	%*	0.01%	0.01%		0.01%		0.00	%(g)	0.00	%(g)

Net investment income (loss) to average daily net assets(a)	2.12	%*	3.97%	3.60%		4.36	%(b)	2.72%		2.68%

Portfolio turnover rate(h)	8	%**	28%	12%		16%		31%		27%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%	0.05%		0.05%		0.05%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$277,099
4.27%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	13%	32%	12%	16%	32%	31%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024		2023		2022

Net asset value, beginning of period	$40.83		$32.96	$32.15		$29.90		$32.84		$34.93

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.45		1.31	1.13		1.49	(b)	0.84		0.51

Net realized and unrealized gain (loss)	1.76		8.39	1.29		2.50		(2.69)		(0.48)

Total from investment operations	2.21		9.70	2.42		3.99		(1.85)		0.03

Less distributions to shareholders:

From net investment income	(0.08)		(1.83)	(1.61)		(1.74)		(1.09)		(2.12)

Total distributions	(0.08)		(1.83)	(1.61)		(1.74)		(1.09)		(2.12)

Net asset value, end of period	$42.96		$40.83	$32.96		$32.15		$29.90		$32.84

Total Return(c)	5.42	%**	29.92%	7.68	%(d)	13.44	%(e)	(5.48)%		(0.19)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$11,847		$8,497	$7,946		$9,387		$20,440		$26,148

Net expenses to average daily net assets(f)	0.01	%*	0.01%	0.01%		0.01%		0.00	%(g)	0.00	%(g)

Net investment income (loss) to average daily net assets(a)	2.16	%*	3.62%	3.41%		4.81	%(b)	2.80%		1.44%

Portfolio turnover rate(h)	8	%**	28%	12%		16%		31%		27%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%	0.05%		0.05%		0.05%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$16,162
4.72%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	13%	32%	12%	16%	32%	31%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024		2023	2022

Net asset value, beginning of period	$40.85		$32.98	$32.17		$29.92		$32.87	$34.92

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.46		1.25	1.19		1.32	(b)	1.07	0.87

Net realized and unrealized gain (loss)	1.72		8.41	1.19		2.64		(2.96)	(0.84)

Total from investment operations	2.18		9.66	2.38		3.96		(1.89)	0.03

Less distributions to shareholders:

From net investment income	(0.07)		(1.79)	(1.57)		(1.71)		(1.06)	(2.08)

Total distributions	(0.07)		(1.79)	(1.57)		(1.71)		(1.06)	(2.08)

Net asset value, end of period	$42.96		$40.85	$32.98		$32.17		$29.92	$32.87

Total Return(c)	5.35	%**	29.76%	7.56	%(d)	13.32	%(e)	(5.60)%	(0.18)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$53,705		$16,897	$14,275		$12,171		$13,403	$12,621

Net expenses to average daily net assets(f)	0.11	%*	0.12%	0.12%		0.11%		0.10%	0.10%

Net investment income (loss) to average daily net assets(a)	2.22	%*	3.46%	3.58%		4.28	%(b)	3.59%	2.41%

Portfolio turnover rate(g)	8	%**	28%	12%		16%		31%	27%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%	0.05%		0.06%		0.08%	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$11,720
4.19%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	13%	32%	12%	16%	32%	31%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	104

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$33.95		$26.22	$24.58		$21.80	$24.43	$25.79

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.15		0.97	0.72		0.85	0.65	1.00

Net realized and unrealized gain (loss)	3.19		8.14	2.23		3.39	(1.78)	0.94

Total from investment operations	3.34		9.11	2.95		4.24	(1.13)	1.94

Less distributions to shareholders:

From net investment income	(0.07)		(1.38)	(1.31)		(1.46)	(0.66)	(2.08)

From net realized gains	(0.51)		—	—		—	(0.84)	(1.22)

Total distributions	(0.58)		(1.38)	(1.31)		(1.46)	(1.50)	(3.30)

Net asset value, end of period	$36.71		$33.95	$26.22		$24.58	$21.80	$24.43

Total Return(b)	9.91	%**	35.25%	12.18	%(c)	19.71%	(3.94)%	6.80%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$102,908		$99,946	$79,255		$70,655	$66,992	$86,810

Net expenses to average daily net assets(d)	0.01	%*	0.01%	0.01%		0.01%	0.01%	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	0.85	%*	3.34%	2.78%		3.71%	3.00%	3.61%

Portfolio turnover rate	8	%**	19%	8%		20%	37%	19%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.08%	0.07%		0.07%	0.10%	0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.43% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

105	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$38.50		$29.19	$27.79		$24.57	$28.45	$29.91

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.27		1.16	0.84		1.09	0.87	1.18

Net realized and unrealized gain (loss)	3.96		9.78	2.11		3.65	(2.92)	(0.28)

Total from investment operations	4.23		10.94	2.95		4.74	(2.05)	0.90

Less distributions to shareholders:

From net investment income	(0.04)		(1.63)	(1.55)		(1.52)	(1.01)	(2.35)

From net realized gains	—		—	—		—	(0.82)	(0.01)

Total distributions	(0.04)		(1.63)	(1.55)		(1.52)	(1.83)	(2.36)

Net asset value, end of period	$42.69		$38.50	$29.19		$27.79	$24.57	$28.45

Total Return(b)	11.00	%**	38.06%	10.77	%(c)	19.52%	(6.66)%	2.49%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$569,556		$614,874	$531,869		$682,157	$560,287	$1,571,153

Net expenses to average daily net assets(d)	0.01	%*	0.01%	0.01%		0.01%	0.01%	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	1.34	%*	3.55%	2.87%		4.19%	3.51%	3.69%

Portfolio turnover rate	10	%**	18%	20%		25%	35%	20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%	0.03%		0.03%	0.02%	0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	106

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$38.50		$29.18	$27.78		$24.57	$28.46	$29.91

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.28		1.22	0.93		1.13	0.69	1.19

Net realized and unrealized gain (loss)	3.95		9.73	2.02		3.60	(2.75)	(0.28)

Total from investment operations	4.23		10.95	2.95		4.73	(2.06)	0.91

Less distributions to shareholders:

From net investment income	(0.04)		(1.63)	(1.55)		(1.52)	(1.01)	(2.35)

From net realized gains	—		—	—		—	(0.82)	(0.01)

Total distributions	(0.04)		(1.63)	(1.55)		(1.52)	(1.83)	(2.36)

Net asset value, end of period	$42.69		$38.50	$29.18		$27.78	$24.57	$28.46

Total Return(b)	11.00	%**	38.11%	10.78	%(c)	19.48%	(6.69)%	2.52%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$74,166		$64,558	$46,037		$41,403	$34,289	$7,065

Net expenses to average daily net assets(d)	0.01	%*	0.01%	0.01%		0.01%	0.01%	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	1.41	%*	3.71%	3.18%		4.35%	2.77%	3.74%

Portfolio turnover rate	10	%**	18%	20%		25%	35%	20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%	0.03%		0.03%	0.03%	0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

107	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$38.49		$29.16	$27.76		$24.56	$28.44	$29.91

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.28		0.78	0.81		1.69	0.90	1.17

Net realized and unrealized gain (loss)	3.93		10.12	2.09		3.02	(2.97)	(0.31)

Total from investment operations	4.21		10.90	2.90		4.71	(2.07)	0.86

Less distributions to shareholders:

From net investment income	(0.03)		(1.57)	(1.50)		(1.51)	(0.99)	(2.32)

From net realized gains	—		—	—		—	(0.82)	(0.01)

Total distributions	(0.03)		(1.57)	(1.50)		(1.51)	(1.81)	(2.33)

Net asset value, end of period	$42.67		$38.49	$29.16		$27.76	$24.56	$28.44

Total Return(b)	10.95	%**	37.95%	10.62	%(c)	19.37%	(6.74)%	2.37%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$3,083		$2,542	$4,758		$11,755	$4,992	$2,615

Net expenses to average daily net assets(d)	0.13	%*	0.11%	0.13%		0.11%	0.11%	0.10%

Net investment income (loss) to average daily net assets(a)	1.42	%*	2.43%	2.79%		6.43%	3.66%	3.67%

Portfolio turnover rate	10	%**	18%	20%		25%	35%	20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%	0.09%		0.03%	0.02%	0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	108

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

IMPLEMENTATION FUNDb

	Core Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026		2025		2024		2023		2022

Net asset value, beginning of period	$16.99		$13.19		$12.90		$12.28		$12.54		$12.70

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.35		0.59		0.49		0.57		0.50	(b)	0.38

Net realized and unrealized gain (loss)	0.52		3.87		0.53		0.81		(0.33)		(0.13)

Total from investment operations	0.87		4.46		1.02		1.38		0.17		0.25

Less distributions to shareholders:

From net investment income	(0.21)		(0.66)		(0.73)		(0.76)		(0.43)		(0.41)

Total distributions	(0.21)		(0.66)		(0.73)		(0.76)		(0.43)		(0.41)

Net asset value, end of period	$17.65		$16.99		$13.19		$12.90		$12.28		$12.54

Total Return(c)	5.19	%**	34.50%		8.12	%(d)	11.44%		1.52	%(e)	2.02%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,415,902		$2,297,787		$1,991,494		$3,229,426		$3,735,883		$4,681,226

Net operating expenses to average daily net assets(f)	0.03	%*	0.03%		0.65	%(g)	0.02%		0.02%		0.00	%(h)

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(i)	0.32	%*	0.31%		0.38%		0.42%		0.36%		0.32%

Total net expenses to average daily net assets(f)	0.35	%*	0.34%		1.03	%(g)	0.44%		0.38%		0.32%

Net investment income (loss) to average daily net assets(a)	4.12	%*	4.05%		3.73%		4.54%		4.15	%(b)	2.95%

Portfolio turnover rate(j)	78	%**	131%		129%		127%		118%		194%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(k) *	0.04	%(k)	0.06	%(k)	0.04	%(k)	0.06%		0.06	%(k)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income recognized during the year in respect of EU tax reclaims, net of IRS closing agreement fee accruals, and non-recurring contingent legal and/or other fees attributed to EU tax reclaims, as applicable (Note 2). Excluding the EU tax reclaims below, the net investment income to average daily net assets ratio would have been:

February 28, 2023
$15,309,005
3.77%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 2.77% to total return.
(e)

EU tax reclaims and associated interest entitlements, if any, recognized during the year, net of IRS closing agreement fees related with EU tax reclaims, as applicable, and non-recurring contingent legal and/or other fees, if any, had the following positive impact to each class’s respective total return (Note 2):

February 28, 2023
0.39%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.63%.
(h)	Rounds to less than 0.01%.
(i)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(j)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	86%	140%	133%	134%	125%	200%

109	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

IMPLEMENTATION FUND (continued)b

(k)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
[b]

GMO Implementation SPC Ltd. was a 100% owned subsidiary of Implementation Fund through August 28, 2025. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary through August 28, 2025 (Note 2).

See accompanying notes to the financial statements.	110

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023		2022

Net asset value, beginning of period	$26.14		$18.54	$16.64		$15.14	$16.35		$16.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.05		0.54	0.70		1.06	0.61		1.05

Net realized and unrealized gain (loss)	2.00		8.90	2.07		1.51	(1.18)		(0.51)

Total from investment operations	2.05		9.44	2.77		2.57	(0.57)		0.54

Less distributions to shareholders:

From net investment income	(0.02)		(1.84)	(0.87)		(1.07)	(0.60)		(1.09)

From net realized gains	(0.45)		—	—		—	(0.04)		(0.05)

Total distributions	(0.47)		(1.84)	(0.87)		(1.07)	(0.64)		(1.14)

Net asset value, end of period	$27.72		$26.14	$18.54		$16.64	$15.14		$16.35

Total Return(b)	7.91	%**	52.32%	17.03	%(c)	17.08%	(3.23)%		2.88%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,484		$2,893	$179,134		$257,184	$219,167		$222,308

Net expenses to average daily net assets(d)	0.01	%*	0.01%	0.01%		0.01%	0.00	%(e)	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	0.41	%*	2.70%	3.97%		6.65%	4.14%		5.82%

Portfolio turnover rate	2	%**	14%	11%		21%	9%		18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%*	0.05%	0.04%		0.05%	0.08%		0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 3.96% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

111	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023		2022

Net asset value, beginning of period	$26.13		$18.54	$16.63		$15.14	$16.35		$16.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.06		1.27	0.85		1.02	0.61		1.02

Net realized and unrealized gain (loss)	2.00		8.16	1.93		1.54	(1.18)		(0.48)

Total from investment operations	2.06		9.43	2.78		2.56	(0.57)		0.54

Less distributions to shareholders:

From net investment income	(0.02)		(1.84)	(0.87)		(1.07)	(0.60)		(1.09)

From net realized gains	(0.45)		—	—		—	(0.04)		(0.05)

Total distributions	(0.47)		(1.84)	(0.87)		(1.07)	(0.64)		(1.14)

Net asset value, end of period	$27.72		$26.13	$18.54		$16.63	$15.14		$16.35

Total Return(b)	7.95	%**	52.26%	17.10	%(c)	17.01%	(3.23)%		2.88%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$230,182		$210,179	$138,250		$8,319	$8,033		$8,268

Net expenses to average daily net assets(d)	0.01	%*	0.01%	0.01%		0.01%	0.00	%(e)	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	0.42	%*	5.77%	4.76%		6.38%	4.13%		5.66%

Portfolio turnover rate	2	%**	14%	11%		21%	9%		18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%*	0.07%	0.04%		0.05%	0.08%		0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 3.96% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	112

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$42.77		$29.62	$27.93		$25.48	$29.43	$32.31

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.38		1.92	1.33		1.33	1.24	1.64

Net realized and unrealized gain (loss)	4.35		13.58	2.13		3.08	(3.96)	(2.59)

Total from investment operations	4.73		15.50	3.46		4.41	(2.72)	(0.95)

Less distributions to shareholders:

From net investment income	(0.07)		(2.35)	(1.77)		(1.96)	(1.23)	(1.93)

From net realized gains	(1.53)		—	—		—	—	—

Total distributions	(1.60)		(2.35)	(1.77)		(1.96)	(1.23)	(1.93)

Net asset value, end of period	$45.90		$42.77	$29.62		$27.93	$25.48	$29.43

Total Return(b)	11.23	%**	53.58%	12.74	%(c)	17.53%	(9.05)%	(3.37)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$42,962		$44,267	$96,260		$84,238	$286,725	$437,139

Net expenses to average daily net assets(d)	0.01	%*	0.01%	0.01%		0.01%	0.01%	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	1.76	%*	5.47%	4.54%		5.01%	4.81%	4.90%

Portfolio turnover rate	10	%**	18%	20%		21%	11%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.04%	0.04%		0.03%	0.03%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.62% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

113	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$42.75		$29.61	$27.91		$25.47	$29.42	$32.30

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.40		1.95	1.32		1.80	1.30	1.74

Net realized and unrealized gain (loss)	4.33		13.54	2.15		2.60	(4.02)	(2.69)

Total from investment operations	4.73		15.49	3.47		4.40	(2.72)	(0.95)

Less distributions to shareholders:

From net investment income	(0.07)		(2.35)	(1.77)		(1.96)	(1.23)	(1.93)

From net realized gains	(1.53)		—	—		—	—	—

Total distributions	(1.60)		(2.35)	(1.77)		(1.96)	(1.23)	(1.93)

Net asset value, end of period	$45.88		$42.75	$29.61		$27.91	$25.47	$29.42

Total Return(b)	11.24	%**	53.56%	12.78	%(c)	17.49%	(9.05)%	(3.37)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$348,450		$326,087	$224,867		$221,289	$205,417	$242,178

Net expenses to average daily net assets(d)	0.01	%*	0.01%	0.01%		0.01%	0.01%	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	1.80	%*	5.52%	4.50%		6.74%	5.08%	5.20%

Portfolio turnover rate	10	%**	18%	20%		21%	11%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.04%	0.04%		0.03%	0.03%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.62% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	114

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MAC IMPLEMENTATION FUND

	Core Shares
	Six Months Ended August 31, 2026 (Unaudited)		Period from May 21, 2025 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$10.91		$10.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.19		0.33

Net realized and unrealized gain (loss)	(1.11)		0.79

Total from investment operations	(0.92)		1.12

Less distributions to shareholders:

From net investment income	(0.10)		(0.18)

From net realized gains	(0.24)		(0.03)

Total distributions	(0.34)		(0.21)

Net asset value, end of period	$ 9.65		$ 10.91

Total Return(b)	(8.55	)%**	11.24	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$21,406		$23,414

Net expenses to average daily net assets(c)	0.01	%*	0.01	%*

Net investment income (loss) to average daily net assets(a)	3.70	%*	3.97	%*

Portfolio turnover rate	274	%**	668	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.72	%*	1.90	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

115	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-ASSET CREDIT FUND

	Class IV Shares
	Six Months Ended August 31, 2026 (Unaudited)		Period from May 21, 2025 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$21.20		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.40		0.76

Net realized and unrealized gain (loss)	(0.41)		0.98

Total from investment operations	(0.01)		1.74

Less distributions to shareholders:

From net investment income	(0.04)		(0.54)

From net realized gains	(0.03)		(0.00	)(b)

Total distributions	(0.07)		(0.54)

Net asset value, end of period	$21.12		$21.20

Total Return(c)	(0.06	)%**	8.78	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$11,176		$16,646

Net expenses to average daily net assets(d)	0.13	%*	0.15	%*

Net investment income (loss) to average daily net assets(a)	3.80	%*	4.69	%*

Portfolio turnover rate(e)	5	%**	18	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(f)	0.42	%*	1.29	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026

Portfolio turnover rate including transactions in USTF	15%	42%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	116

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-ASSET CREDIT FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2026 (Unaudited)		Period from October 21, 2025 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$21.19		$21.17

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.40		0.54

Net realized and unrealized gain (loss)	(0.41)		0.03

Total from investment operations	(0.01)		0.57

Less distributions to shareholders:

From net investment income	(0.04)		(0.55)

From net realized gains	(0.03)		(0.00	)(b)

Total distributions	(0.07)		(0.55)

Net asset value, end of period	$21.11		$21.19

Total Return(c)	(0.08	)%**	2.75	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,299		$2,098

Net expenses to average daily net assets(d)	0.23	%*	0.24	%*

Net investment income (loss) to average daily net assets(a)	3.81	%*	7.09	%*

Portfolio turnover rate(e)	5	%**	18	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(f)	0.43	%*	0.44	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026

Portfolio turnover rate including transactions in USTF	15%	42%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

117	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-ASSET CREDIT FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2026 (Unaudited)		Period from September 4, 2025 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$21.19		$20.88

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.39		0.61

Net realized and unrealized gain (loss)	(0.42)		0.24

Total from investment operations	(0.03)		0.85

Less distributions to shareholders:

From net investment income	(0.03)		(0.54)

From net realized gains	(0.03)		(0.00	)(b)

Total distributions	(0.06)		(0.54)

Net asset value, end of period	$21.10		$21.19

Total Return(c)	(0.15	)%**	4.14	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$192,716		$177,005

Net expenses to average daily net assets(d)	0.31	%*	0.32	%*

Net investment income (loss) to average daily net assets(a)	3.71	%*	5.94	%*

Portfolio turnover rate(e)	5	%**	18	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(f)	0.47	%*	0.53	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026

Portfolio turnover rate including transactions in USTF	15%	42%

(f)	Ratio includes indirect fees waived or borne by GMO.

†	Calculated using average shares outstanding throughout the period.

*	Annualized.

**	Not annualized.

See accompanying notes to the financial statements.	118

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2026		Year Ended February 28/29,
	(Unaudited)		2026	2025		2024	2023	2022

Net asset value, beginning of period	$19.67		$17.04	$16.80		$15.57	$17.91	$21.56

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.22		0.46	0.65		0.79	0.63	0.59

Net realized and unrealized gain (loss)	0.99		4.62	0.57		1.44	(1.46)	0.32

Total from investment operations	1.21		5.08	1.22		2.23	(0.83)	0.91

Less distributions to shareholders:

From net investment income	(0.10)		(0.93)	(0.98)		(1.00)	(0.85)	(1.22)

From net realized gains	(0.58)		(1.52)	—		—	(0.66)	(3.34)

Total distributions	(0.68)		(2.45)	(0.98)		(1.00)	(1.51)	(4.56)

Net asset value, end of period	$20.20		$19.67	$17.04		$16.80	$15.57	$17.91

Total Return(b)	6.30	%**	32.13%	7.46	%(c)	14.44%	(4.08)%	3.57%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$74,996		$71,290	$171,368		$218,034	$189,504	$236,452

Net operating expenses to average daily net assets(d)	0.03	%*	0.02%	0.01%		0.02%	0.02%	0.01%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		—	0.35%		0.37%	0.32%	0.26%

Total net expenses to average daily net assets(d)	0.03	%*	0.02%	0.36%		0.39%	0.34%	0.27%

Net investment income (loss) to average daily net assets(a)	2.25	%*	2.60%	3.76%		4.88%	3.91%	2.71%

Portfolio turnover rate(f)	11	%**	31%	78%		52%	74%	95%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%*	0.12%	0.09%		0.12%	0.15%	0.14%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 0.95% from a one-time litigation settlement received by an underlying fund.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).

(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	12%	37%	83%	57%	72%	122%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

119	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2026 (Unaudited)

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, MAC Implementation Fund, Multi-Asset Credit Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO-managed funds. Alternative Allocation Fund may also invest in GMO Alternative Allocation SPC Ltd. (a “wholly-owned subsidiary”). These GMO-managed funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than its benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than its benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI World ex USA Index	Total return greater than its benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than its benchmark
MAC Implementation Fund	Not Applicable	Total return and capital preservation
Multi-Asset Credit Fund	Not Applicable	Total return and capital preservation
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark

Benchmark-Free Fund and Implementation Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

120

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August 31, 2026 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Basis of presentation and principles of consolidation: Alternative Allocation Fund and Implementation Fund

Alternative Allocation Fund includes the accounts of its wholly-owned subsidiary and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of the wholly-owned subsidiary. Implementation Fund included the accounts of its wholly-owned subsidiary, Implementation SPC Ltd., through August 28, 2025, the date Implementation SPC Ltd. liquidated. All interfund accounts and transactions have been eliminated in consolidation. Alternative Allocation Fund and Implementation Fund, where consolidation is applicable, are herein referred to as “Consolidated Alternative Allocation Fund” and “Consolidated Implementation Fund”, respectively.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such

121

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

securities as Level 3 (levels defined below). For the period ended August 31, 2026, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds and exchange-traded funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; investment funds whose valuations are based on quarterly net asset value statements; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2026:

Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$10,429,957	$—	$10,429,957
Austria	—	3,219,644	—	3,219,644

122

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Belgium	$—	$4,101,285	$—	$4,101,285
Bermuda	16,321,378	—	—	16,321,378
Canada	45,861,305	—	—	45,861,305
China	1,125,816	4,533,292	—	5,659,108
Denmark	—	11,880,220	—	11,880,220
Finland	1,140,172	5,700,285	—	6,840,457
France	—	19,068,665	—	19,068,665
Germany	1,238,094	26,685,415	—	27,923,509
Hong Kong	—	11,903,424	—	11,903,424
Indonesia	—	240,575	—	240,575
Israel	2,226,820	929,296	—	3,156,116
Italy	—	14,437,490	—	14,437,490
Japan	—	49,454,003	—	49,454,003
Mexico	71,056	—	—	71,056
Netherlands	—	14,524,193	—	14,524,193
New Zealand	—	215,635	—	215,635
Norway	752,467	4,768,909	—	5,521,376
Poland	—	3,712,663	—	3,712,663
Portugal	—	1,449,595	—	1,449,595
Singapore	—	7,032,499	—	7,032,499
South Korea	433,474	14,604,295	—	15,037,769
Spain	10,785,480	13,189,956	—	23,975,436
Sweden	1,062,676	12,872,146	—	13,934,822
Switzerland	—	7,845,141	—	7,845,141
Taiwan	—	17,381,648	—	17,381,648
Thailand	—	4,067,007	—	4,067,007
Turkey	—	1,097,255	—	1,097,255
United Arab Emirates	—	78,796	—	78,796
United Kingdom	4,957,428	74,703,190	—	79,660,618
United States	893,044,385	—	—	893,044,385

TOTAL COMMON STOCKS	979,020,551	340,126,479	—	1,319,147,030

Preferred Stocks
Brazil	266,684	264,942	—	531,626
Germany	—	2,430,159	—	2,430,159
South Korea	—	495,256	—	495,256

TOTAL PREFERRED STOCKS	266,684	3,190,357	—	3,457,041

Rights/Warrants
Canada	—	—	264,384	264,384
United States	—	—	1,834,817	1,834,817

TOTAL RIGHTS/WARRANTS	—	—	2,099,201	2,099,201

Investment Funds
Japan	—	—	1,834,420	1,834,420
United States	—	—	13,010,034	13,010,034

TOTAL INVESTMENT FUNDS	—	—	14,844,454	14,844,454

123

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
Dominican Republic	$—	$2,604,929	$—	$2,604,929
Kazakhstan	—	411,584	—	411,584
Malaysia	—	3,461,673	—	3,461,673
Paraguay	—	271,901	—	271,901
SupraNational	—	2,005,802	—	2,005,802
Uganda	—	486,581	—	486,581
United States	156,330,282	19,501,768	—	175,832,050
Uruguay	—	780,986	—	780,986

TOTAL DEBT OBLIGATIONS	156,330,282	29,525,224	—	185,855,506

Short-Term Investments	6,785,645	200,277,495	—	207,063,140

Purchased Options	3,155	—	—	3,155

Total Investments	1,142,406,317	573,119,555	16,943,655	1,732,469,527

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,954,820	—	6,954,820
Futures Contracts
Equity Risk	2,029,299	1,109,361	—	3,138,660
Interest Rate Risk	25,292	—	—	25,292
Physical Commodity Contract Risk	6,992,377	—	—	6,992,377
Swap Contracts
Credit Risk	—	35,780,954	—	35,780,954
Equity Risk	—	5,737,144	—	5,737,144
Interest Rate Risk	—	5,006,139	—	5,006,139

Total	$1,151,453,285	$627,707,973	$16,943,655	$1,796,104,913

Liability Valuation Inputs
Common Stocks
Australia	$—	$(19,484,358)	$—	$(19,484,358)
Belgium	—	(4,805,976)	—	(4,805,976)
Brazil	(2,703,805)	—	—	(2,703,805)
Canada	(34,975,026)	—	—	(34,975,026)
Chile	(894,218)	—	—	(894,218)
China	(1,279,960)	(764,311)	—	(2,044,271)
Denmark	—	(10,365,703)	—	(10,365,703)
Finland	—	(3,047,659)	—	(3,047,659)
France	—	(5,509,343)	—	(5,509,343)
Germany	—	(22,495,060)	—	(22,495,060)
Hong Kong	—	(5,899,546)	—	(5,899,546)
Israel	(2,311,642)	—	—	(2,311,642)
Italy	—	(11,623,309)	—	(11,623,309)
Japan	—	(49,812,875)	—	(49,812,875)
Mexico	(342,439)	—	—	(342,439)
Netherlands	(2,359,476)	(8,082,601)	—	(10,442,077)
New Zealand	—	(2,525,205)	—	(2,525,205)
Norway	—	(7,907,691)	—	(7,907,691)
Peru	(2,613,247)	—	—	(2,613,247)

124

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Portugal	$—	$(1,515,652)	$—	$(1,515,652)
Singapore	(2,564,749)	(1,885,541)	—	(4,450,290)
Spain	(4,302,436)	(12,227,247)	—	(16,529,683)
Sweden	(464,252)	(11,876,352)	—	(12,340,604)
Switzerland	—	(11,205,713)	—	(11,205,713)
United Kingdom	(21,891,583)	(18,878,557)	—	(40,770,140)
United States	(562,672,984)	—	—	(562,672,984)

TOTAL COMMON STOCKS	(639,375,817)	(209,912,699)	—	(849,288,516)

Preferred Stocks
Germany	—	(2,120,190)	—	(2,120,190)

TOTAL PREFERRED STOCKS	—	(2,120,190)	—	(2,120,190)

Rights/Warrants
United States	(3,967)	—	—	(3,967)

TOTAL RIGHTS/WARRANTS	(3,967)	—	—	(3,967)

Debt Obligations
United States	—	(11,628,572)	—	(11,628,572)

TOTAL DEBT OBLIGATIONS	—	(11,628,572)	—	(11,628,572)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(3,458,782)	—	(3,458,782)
Futures Contracts
Equity Risk	(462,508)	(3,943,820)	—	(4,406,328)
Interest Rate Risk	(536,827)	—	—	(536,827)
Physical Commodity Contract Risk	(1,299,862)	—	—	(1,299,862)
Written Options
Equity Risk	(6,751,681)	—	—	(6,751,681)
Interest Rate Risk	(571)	—	—	(571)
Swap Contacts
Credit Risk	—	(5,374,728)	—	(5,374,728)
Equity Risk	—	(2,578,853)	—	(2,578,853)
Interest Rate Risk	—	(5,857,579)	—	(5,857,579)

Total	$(648,431,233)	$(244,875,223)	$—	$(893,306,456)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Investment Funds	$2,724,850,010	$—	$—	$2,724,850,010
Short-Term Investments	4,083,261	—	—	4,083,261

Total Investments	2,728,933,271	—	—	2,728,933,271

Total	$2,728,933,271	$—	$—	$2,728,933,271

125

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$12,060,105	$—	$12,060,105
Austria	—	3,042,158	—	3,042,158
Belgium	—	5,410,724	—	5,410,724
Brazil	528,449	1,273,582	—	1,802,031
Canada	40,955,078	14,904	—	40,969,982
China	1,549,521	17,282,630	0§	18,832,151
Colombia	21,780	—	—	21,780
Denmark	—	4,998,453	—	4,998,453
Egypt	—	254,350	—	254,350
Finland	708,421	1,833,280	—	2,541,701
France	486,509	24,030,947	—	24,517,456
Germany	—	16,605,599	—	16,605,599
Greece	227,220	184,701	—	411,921
Hong Kong	—	12,951,184	—	12,951,184
Hungary	—	2,137,736	—	2,137,736
India	203,784	6,025,110	—	6,228,894
Indonesia	—	334,981	—	334,981
Ireland	—	458,659	—	458,659
Israel	1,921,700	2,483,240	—	4,404,940
Italy	—	11,316,614	—	11,316,614
Japan	1,305,854	195,317,074	—	196,622,928
Kuwait	—	1,679,650	—	1,679,650
Luxembourg	90,946	—	—	90,946
Mexico	43,991	—	0§	43,991
Netherlands	2,817,073	16,135,515	74,412	19,027,000
New Zealand	—	139,242	—	139,242
Norway	442,424	9,746,696	—	10,189,120
Peru	981,898	—	—	981,898
Philippines	—	164,004	—	164,004
Poland	—	3,721,200	—	3,721,200
Portugal	—	1,009,562	—	1,009,562
Russia	—	—	0§	0§
Saudi Arabia	—	4,364,828	—	4,364,828
Singapore	—	7,132,157	—	7,132,157
South Africa	—	502,353	—	502,353
South Korea	217,915	38,476,053	—	38,693,968
Spain	—	21,360,945	—	21,360,945
Sweden	—	6,728,394	—	6,728,394
Switzerland	1,038,491	9,694,189	—	10,732,680
Taiwan	1,711,118	40,527,478	—	42,238,596
Thailand	—	12,922,211	—	12,922,211
Turkey	—	3,559,904	—	3,559,904
United Arab Emirates	—	909,335	—	909,335
United Kingdom	14,863,402	20,703,210	8,146	35,574,758
United States	156,989,471	—	—	156,989,471
Vietnam	—	2,529,283	—	2,529,283

TOTAL COMMON STOCKS	227,105,045	520,022,240	82,558	747,209,843

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Description	Level 1	Level 2	Level 3	Total

Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$2,618,766	$1,783,843	$—	$4,402,609
Germany	—	2,640,373	—	2,640,373
India	—	—	0§	0§
Italy	—	15,085	—	15,085
Russia	—	—	0§	0§
South Korea	—	3,363,988	—	3,363,988

TOTAL PREFERRED STOCKS	2,618,766	7,803,289	0§	10,422,055

Rights/Warrants
Brazil	0§	—	—	0§
Canada	—	—	11,850	11,850
United States	—	—	45,291	45,291

TOTAL RIGHTS/WARRANTS	0§	—	57,141	57,141

Investment Funds
Japan	—	—	850,097	850,097
United States	269,723,216	—	—	269,723,216

TOTAL INVESTMENT FUNDS	269,723,216	—	850,097	270,573,313

Debt Obligations
Dominican Republic	—	764,940	—	764,940
Malaysia	—	971,261	—	971,261
Paraguay	—	140,864	—	140,864
SupraNational	—	747,489	—	747,489
Uganda	—	141,537	—	141,537
United States	193,647,419	132,477,186	—	326,124,605
Uruguay	—	245,873	—	245,873

TOTAL DEBT OBLIGATIONS	193,647,419	135,489,150	—	329,136,569

Short-Term Investments	10,111,706	141,679,565	—	151,791,271

Total Investments	703,206,152	804,994,244	989,796	1,509,190,192

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	393,250	—	393,250

Total	$703,206,152	$805,387,494	$989,796	$1,509,583,442

Liability Valuation Inputs
Common Stocks
Australia	$—	$(5,410,429)	$—	$(5,410,429)
Belgium	—	(474,123)	—	(474,123)
Brazil	(1,679,414)	—	—	(1,679,414)
Canada	(9,372,642)	—	—	(9,372,642)
Chile	(554,736)	—	—	(554,736)
China	(777,128)	—	—	(777,128)
Denmark	—	(3,396,594)	—	(3,396,594)
France	—	(2,633,362)	—	(2,633,362)
Germany	—	(4,935,411)	—	(4,935,411)
Israel	(624,377)	—	—	(624,377)
Italy	—	(3,804,268)	—	(3,804,268)

127

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Japan	$—	$(13,139,029)	$—	$(13,139,029)
Mexico	(226,232)	—	—	(226,232)
Netherlands	(708,916)	(2,311,084)	—	(3,020,000)
Norway	—	(3,940,710)	—	(3,940,710)
Peru	(1,718,165)	—	—	(1,718,165)
Spain	—	(2,420,773)	—	(2,420,773)
Sweden	(303,884)	(1,847,031)	—	(2,150,915)
Switzerland	—	(1,550,507)	—	(1,550,507)
United Kingdom	—	(7,659,844)	—	(7,659,844)
United States	(91,315,332)	—	—	(91,315,332)

TOTAL COMMON STOCKS	(107,280,826)	(53,523,165)	—	(160,803,991)

Preferred Stocks
Germany	—	(1,134,766)	—	(1,134,766)

TOTAL PREFERRED STOCKS	—	(1,134,766)	—	(1,134,766)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(42,361)	—	(42,361)
Futures Contracts
Equity Risk	(7,754)	(707,812)	—	(715,566)
Interest Rate Risk	(1,391,131)	—	—	(1,391,131)
Swap Contacts
Credit Risk	—	(893,294)	—	(893,294)
Equity Risk	—	(489,410)	—	(489,410)

Total	$(108,679,711)	$(56,790,808)	$—	$(165,470,519)

Global Asset Allocation Fund
Asset Valuation Inputs
Investment Funds	$674,563,358	$—	$—	$674,563,358
Debt Obligations	1,100,987	—	—	1,100,987
Short-Term Investments	529,742	—	—	529,742

Total Investments	676,194,087	—	—	676,194,087

Total	$676,194,087	$—	$—	$676,194,087

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$102,763,929	$—	$—	$102,763,929
Short-Term Investments	171,323	—	—	171,323

Total Investments	102,935,252	—	—	102,935,252

Total	$102,935,252	$—	$—	$102,935,252

128

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Global Equity Allocation Fund

Asset Valuation Inputs
Investment Funds	$645,920,189	$—	$—	$645,920,189
Debt Obligations	200,180	—	—	200,180
Short-Term Investments	528,168	—	—	528,168

Total Investments	646,648,537	—	—	646,648,537

Total	$646,648,537	$—	$—	$646,648,537

Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$3,112,394	$—	$—	$3,112,394
Australia	—	27,384,436	—	27,384,436
Austria	—	6,423,690	—	6,423,690
Belgium	—	11,762,965	—	11,762,965
Brazil	1,078,218	5,776,346	—	6,854,564
Canada	94,607,592	25,890	—	94,633,482
China	3,286,845	38,599,291	0§	41,886,136
Colombia	8,353	—	—	8,353
Denmark	—	11,432,035	—	11,432,035
Egypt	—	423,748	—	423,748
Finland	1,533,918	5,285,226	—	6,819,144
France	1,073,146	51,688,993	—	52,762,139
Germany	—	35,772,516	—	35,772,516
Greece	454,440	386,908	—	841,348
Hong Kong	—	28,547,245	—	28,547,245
Hungary	—	4,567,654	—	4,567,654
India	433,041	13,044,752	—	13,477,793
Indonesia	—	713,983	—	713,983
Ireland	—	902,379	—	902,379
Israel	4,071,857	5,430,174	—	9,502,031
Italy	—	25,110,751	—	25,110,751
Japan	2,639,481	423,163,074	—	425,802,555
Kazakhstan	—	182,166	—	182,166
Kuwait	—	3,691,956	—	3,691,956
Luxembourg	193,679	—	—	193,679
Mexico	95,350	—	0§	95,350
Netherlands	6,146,340	34,941,275	161,921	41,249,536
New Zealand	—	348,316	—	348,316
Norway	1,082,669	22,744,386	—	23,827,055
Pakistan	—	170,373	—	170,373
Peru	2,095,694	—	—	2,095,694
Philippines	—	459,099	—	459,099
Poland	—	8,004,973	—	8,004,973
Portugal	—	2,472,724	—	2,472,724
Russia	—	—	0§	0§
Saudi Arabia	—	9,431,999	—	9,431,999
Singapore	—	15,483,513	—	15,483,513
South Africa	—	1,614,187	—	1,614,187

129

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Korea	$582,306	$84,522,674	$—	$85,104,980
Spain	—	46,451,718	—	46,451,718
Sweden	—	14,752,801	—	14,752,801
Switzerland	2,367,576	20,859,361	—	23,226,937
Taiwan	3,123,206	88,003,487	—	91,126,693
Thailand	—	28,151,767	—	28,151,767
Turkey	—	7,668,673	—	7,668,673
Ukraine	—	189,673	—	189,673
United Arab Emirates	—	1,977,227	—	1,977,227
United Kingdom	31,523,667	54,749,450	17,733	86,290,850
United States	365,586,974	—	0§	365,586,974
Vietnam	—	5,488,031	—	5,488,031

TOTAL COMMON STOCKS	525,096,746	1,148,801,885	179,654	1,674,078,285

Preferred Stocks
Brazil	5,476,831	7,692,563	—	13,169,394
Chile	1,493,289	—	—	1,493,289
Germany	—	5,647,812	—	5,647,812
India	—	—	0§	0§
Italy	—	23,906	—	23,906
Russia	—	—	0§	0§
South Korea	—	6,286,894	—	6,286,894

TOTAL PREFERRED STOCKS	6,970,120	19,651,175	0§	26,621,295

Rights/Warrants
Brazil	0§	—	—	0§
Canada	—	—	1,087,174	1,087,174
United States	—	—	98,660	98,660

TOTAL RIGHTS/WARRANTS	0§	—	1,185,834	1,185,834

Investment Funds
Japan	—	—	1,431,742	1,431,742
United States	27,393,437	—	—	27,393,437

TOTAL INVESTMENT FUNDS	27,393,437	—	1,431,742	28,825,179

Debt Obligations
Dominican Republic	—	1,653,923	—	1,653,923
Kazakhstan	—	323,267	—	323,267
Malaysia	—	2,067,042	—	2,067,042
Paraguay	—	316,126	—	316,126
SupraNational	—	1,295,068	—	1,295,068
Uganda	—	321,180	—	321,180
United States	459,873,378	293,269,465	—	753,142,843
Uruguay	—	519,065	—	519,065

TOTAL DEBT OBLIGATIONS	459,873,378	299,765,136	—	759,638,514

Short-Term Investments	9,307,192	263,616,675	—	272,923,867

Total Investments	1,028,640,873	1,731,834,871	2,797,230	2,763,272,974

130

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Implementation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$836,103	$—	$836,103
Futures Contracts
Equity Risk	61,193	—	—	61,193

Total	$1,028,702,066	$1,732,670,974	$2,797,230	$2,764,170,270

Liability Valuation Inputs
Common Stocks
Australia	$—	$(11,670,736)	$—	$(11,670,736)
Belgium	—	(1,051,960)	—	(1,051,960)
Brazil	(3,631,243)	—	—	(3,631,243)
Canada	(20,284,789)	—	—	(20,284,789)
Chile	(1,199,457)	—	—	(1,199,457)
China	(1,789,313)	—	—	(1,789,313)
Denmark	—	(7,338,034)	—	(7,338,034)
France	—	(5,422,324)	—	(5,422,324)
Germany	—	(10,667,132)	—	(10,667,132)
Israel	(1,350,254)	—	—	(1,350,254)
Italy	—	(8,223,077)	—	(8,223,077)
Japan	—	(28,386,297)	—	(28,386,297)
Mexico	(492,230)	—	—	(492,230)
Netherlands	(1,518,309)	(5,001,186)	—	(6,519,495)
Norway	—	(8,515,768)	—	(8,515,768)
Peru	(3,785,560)	—	—	(3,785,560)
Spain	—	(5,046,463)	—	(5,046,463)
Sweden	(658,868)	(4,051,032)	—	(4,709,900)
Switzerland	—	(3,354,792)	—	(3,354,792)
United Kingdom	—	(16,507,524)	—	(16,507,524)
United States	(197,529,210)	—	—	(197,529,210)

TOTAL COMMON STOCKS	(232,239,233)	(115,236,325)	—	(347,475,558)

Preferred Stocks
Germany	—	(2,453,758)	—	(2,453,758)

TOTAL PREFERRED STOCKS	—	(2,453,758)	—	(2,453,758)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(89,171)	—	(89,171)
Futures Contracts
Equity Risk	(4,252)	(1,931,562)	—	(1,935,814)
Interest Rate Risk	(3,072,162)	—	—	(3,072,162)
Swap Contacts
Credit Risk	—	(1,941,943)	—	(1,941,943)
Equity Risk	—	(936,766)	—	(936,766)

Total	$(235,315,647)	$(122,589,525)	$—	$(357,905,172)

131

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

International Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$232,437,677	$—	$—	$232,437,677
Short-Term Investments	560,329	—	—	560,329

Total Investments	232,998,006	—	—	232,998,006

Total	$232,998,006	$—	$—	$232,998,006

International Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$390,837,160	$—	$—	$390,837,160
Short-Term Investments	703,388	—	—	703,388

Total Investments	391,540,548	—	—	391,540,548

Total	$391,540,548	$—	$—	$391,540,548

MAC Implementation Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$20,083,620	$—	$—	$20,083,620
U.S. Government Agency	—	5,876,740	—	5,876,740

TOTAL DEBT OBLIGATIONS	20,083,620	5,876,740	—	25,960,360

Short-Term Investments	50,901	—	—	50,901
Purchased Options	—	31,808	—	31,808

Total Investments	20,134,521	5,908,548	—	26,043,069

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,889	—	1,889
Futures Contracts
Interest Rate Risk	2,434	—	—	2,434
Swap Contracts
Credit Risk	—	2,497,191	—	2,497,191

Total	$20,136,955	$8,407,628	$—	$28,544,583

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(305,397)	$—	$—	$(305,397)
Written Options
Interest Rate Risk	—	(26,310)	—	(26,310)

Total	$(305,397)	$(26,310)	$—	$(331,707)

Multi-Asset Credit Fund
Asset Valuation Inputs
Investment Funds	$205,874,961	$—	$—	$205,874,961
Short-Term Investments	352,587	—	—	352,587

Total Investments	206,227,548	—	—	206,227,548

Total	$206,227,548	$—	$—	$206,227,548

132

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Investment Funds
United States	$74,289,901	$—	$—	$74,289,901

TOTAL INVESTMENT FUNDS	74,289,901	—	—	74,289,901

Debt Obligations
United States	135,139	—	—	135,139

TOTAL DEBT OBLIGATIONS	135,139	—	—	135,139

Short-Term Investments	572,471	—	—	572,471

Total Investments	74,997,511	—	—	74,997,511

Total	$74,997,511	$—	$—	$74,997,511

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2026.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of August 31, 2026, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2026	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2026	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2026
Consolidated Alternative Allocation Fund
Common Stocks
Israel	$1,658,925	$—	$(1,658,925)	$—	$—	$—	$—	$—	$—	$—
Rights/Warrants
Canada	264,384	—	—	—	—	—	—	—	264,384	—
United States	738,602	1,308,803	—	—	—	(212,588)	—	—	1,834,817	(212,588)
Investment Funds
Japan	—	2,051,225	—	—	—	(216,805)	—	—	1,834,420	(216,805)
United States	12,812,912	—	—	—	—	197,122	—	—	13,010,034	197,122

Total Investments	$15,474,823	$3,360,028	$(1,658,925)	$—	$—	$(232,271)	$—	$—	$16,943,655	$(232,271)

133

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2026.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)

Consolidated Alternative Allocation Fund
Investment Funds	1,834,420	NAV	Net asset value statement	(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2026, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $15,109,235. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

134

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)

Consolidated Alternative Allocation Fund	Daiwa Capital Markets America, Inc.	195,003,989	198,909,319	1

Benchmark-Free Fund	Nomura Securities International, Inc.	139,999,773	142,744,386	1

Implementation Fund	Nomura Securities International, Inc.	154,999,818	158,038,499	1

Implementation Fund	Daiwa Capital Markets America, Inc.	105,048,650	107,152,451	1

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company (“State Street”) serves as the Funds’ lending agent.

135

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At August 31, 2026, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)

Benchmark-Free Fund	16,646,504	6,029,557	11,570,794	17,600,351

Implementation Fund	32,196,046	1,867,582	32,409,715	34,277,297

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through a “prime services” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian or by lending securities held in the Fund’s custodial account to the custodian. For its participation in the prime services program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of August 31, 2026:

Fund Name	Value of securities on loan as part of prime services ($)

Benchmark-Free Fund	74,106,140

Implementation Fund	168,675,437

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through a prime services program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) with State Street on behalf of Alternative Allocation Fund, Implementation Fund and MAC Implementation Fund, along with other funds managed by GMO. The purpose of the Credit Agreement is to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergencies. The current term of the line of credit under the Credit Agreement is through January 14, 2027. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the period ended August 31, 2026.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

GMO Alternative Allocation SPC Ltd. is a wholly-owned subsidiary of Alternative Allocation Fund and has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary.

As a result of court cases involving several countries across the European Union, certain Funds and/or underlying funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Receivables resulting from EU tax reclaims pursued by liquidated underlying funds, if any, are reflected as Receivable from liquidated underlying funds in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s net asset value. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s net asset value, the shareholder

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GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to quantify and remit its tax liability, interest charges and related fees related to any recoveries (on behalf of its shareholders).

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2026, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as return of capital.

As of February 28, 2026, certain Funds elected to defer to March 01, 2026, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)

Consolidated Alternative Allocation Fund	—	—

Benchmark-Free Allocation Fund	(2,582,090)	—

Benchmark-Free Fund	—	—

Global Asset Allocation Fund	—	—

Global Developed Equity Allocation Fund	(394)	—

Global Equity Allocation Fund	(3,858)	—

Consolidated Implementation Fund (Note 2)	—	—

International Developed Equity Allocation Fund	(787)	—

International Equity Allocation Fund	—	—

MAC Implementation Fund	—	—

Multi-Asset Credit Fund	—	—
Strategic Opportunities Allocation Fund	—	—

As of February 28, 2026, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2026, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)

Consolidated Alternative Allocation Fund	(7,202,208)	(941,770)

Benchmark-Free Allocation Fund	(996,401)	(240,023,163)

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GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Fund Name	Short-Term ($)	Long-Term ($)

Benchmark-Free Fund	(15,748,786)	(83,099,502)

Global Asset Allocation Fund	(1,331,543)	(205,360,322)

Global Developed Equity Allocation Fund	—	(63,681,397)

Global Equity Allocation Fund	(1,305,518)	(90,292,765)

Consolidated Implementation Fund (Note 2)	(230,345,089)	(170,598,156)

International Developed Equity Allocation Fund	—	(146,974,809)

International Equity Allocation Fund	(881,435)	(143,860,435)

MAC Implementation Fund	—	—

Multi-Asset Credit Fund	—	—

Strategic Opportunities Allocation Fund	—	—

As of August 31, 2026, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)

Consolidated Alternative Allocation Fund	852,576,451	156,798,038	(139,946,207)	16,851,831	6,365,471

Benchmark-Free Allocation Fund	2,209,121,177	533,336,119	(13,524,025)	519,812,094	—

Benchmark-Free Fund	1,293,624,431	157,720,858	(104,093,854)	53,627,004	(2,687,712)

Global Asset Allocation Fund	600,133,335	87,836,244	(11,775,492)	76,060,752	—

Global Developed Equity Allocation Fund	77,379,773	25,558,632	(3,153)	25,555,479	—

Global Equity Allocation Fund	494,421,513	152,245,940	(18,916)	152,227,024	—

Implementation Fund	2,362,224,618	312,930,522	(261,811,482)	51,119,040	(6,160,916)

International Developed Equity Allocation Fund	157,099,586	75,898,420	—	75,898,420	—

International Equity Allocation Fund	287,139,030	118,011,670	(13,610,152)	104,401,518	—

MAC Implementation Fund	26,071,291	16,607	(44,829)	(28,222)	(588,940)
Multi-Asset Credit Fund	208,790,615	2,217,786	(4,780,853)	(2,563,067)	—
Strategic Opportunities Allocation Fund	60,845,543	14,603,481	(451,513)	14,151,968	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings

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August 31, 2026 (Unaudited)

may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2026, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

During the period ended August 31, 2026, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. These ruble balances, which have not been recorded to date, could be material to the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place, or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Proceeds from litigation settlements, if any, are included in the Statements of Operations within Net realized gain (loss) and in the Statement of Cash Flows, if any, within Proceeds from investments held long.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Segment reporting

The Officers of the Funds act as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Significant accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

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GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X			X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Transactions Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X	X
Commodities Risk	X	X	X	X			X					X
Event-Driven Risk	X	X					X					X
Value Investing Risk		X		X	X	X		X	X			X
Non-Diversified Funds	X	X	X	X	X	X		X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

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August 31, 2026 (Unaudited)

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the securities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MARKET RISK – FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

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• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment (if any) in its wholly-owned subsidiary and the underlying funds in which it invests, including the risk that its wholly-owned subsidiary (if any) and those underlying funds will not perform as expected.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of a Fund’s investments.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

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• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• LARGE TRANSACTIONS RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. A Fund also may be subject to these effects when a number of shareholders collectively redeem a large amount of Fund shares.

• MARKET RISK — ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly in a rapid and unpredictable manner.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

• VALUE INVESTING RISK. Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to a Fund.

• NON-DIVERSIFIED FUNDS. Alternative Allocation Fund and MAC Implementation Fund are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance. In addition, some of the Funds may invest a portion of their assets in shares of underlying funds that are not diversified.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The derivative information provided below only pertains to direct investments made by the Funds. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

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Use of Derivatives by the Funds (excluding MAC Implementation Fund and Multi-Asset Credit Fund)

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Use of Derivatives by MAC Implementation Fund and Multi-Asset Credit Fund

The Funds may use derivatives to gain long or short investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps, and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

* * *

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e. the Funds may be leveraged) and therefore is subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

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Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2026, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Equity Allocation Fund	MAC Implementation Fund	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk		X				X		X
Adjust exposure to foreign currencies	X	X				X
Manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust exposure to certain securities markets	X	X				X
Adjust interest rate exposure	X							X
Maintain the diversity and liquidity of the portfolio	X	X	X	X	X	X	X	X	X
Options (Purchased)
Adjust interest rate exposure	X							X
Substitute for direct equity investment	X
Options (Written)
Adjust interest rate exposure	X							X
Substitute for direct equity investment	X
Swap contracts
Achieve exposure to a reference entity’s credit	X					X		X
Adjust exposure to certain markets								X
Adjust interest rate exposure	X	X				X
Generate long risk exposure to an index								X
Provide a measure of protection against default loss								X
Substitute for direct investment in securities	X	X				X

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Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semi-annually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

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Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

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The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026 and the Statements of Operations for the period ended August 31, 2026^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$—	$—	$3,155	$3,155
Unrealized Appreciation on Forward Currency Contracts	—	—	—	6,954,820	—	6,954,820
Unrealized Appreciation on Futures Contracts¤	—	6,992,377	3,138,660	—	25,292	10,156,329
Swap Contracts, at value¤	35,780,954	—	5,737,144	—	5,006,139	46,524,237

Total	$35,780,954	$6,992,377	$8,875,804	$6,954,820	$5,034,586	$63,638,541

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(3,458,782)	$—	$(3,458,782)
Unrealized Depreciation on Futures Contracts¤	—	(1,299,862)	(4,406,328)	—	(536,827)	(6,243,017)
Written Options, at value	—	—	(6,751,681)	—	(571)	(6,752,252)
Swap Contracts, at value¤	(5,374,728)	—	(2,578,853)	—	(5,857,579)	(13,811,160)

Total	$(5,374,728)	$(1,299,862)	$(13,736,862)	$(3,458,782)	$(6,394,977)	$(30,265,211)

Net Realized Gain (Loss) on
Investments (purchased options)	$47,640	$—	$(20,851)	$—	$—	$26,789
Futures Contracts	—	(15,162,493)	(24,948,511)	—	(2,272,072)	(42,383,076)
Written Options	21,750	—	8,127,762	—	—	8,149,512
Swap Contracts	2,010,604	—	(4,157,235)	—	92,867	(2,053,764)
Forward Currency Contracts	—	—	—	11,022,040	—	11,022,040

Total	$2,079,994	$(15,162,493)	$(20,998,835)	$11,022,040	$(2,179,205)	$(25,238,499)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$(40,369)	$—	$—	$—	$(76,469)	$(116,838)
Futures Contracts	—	3,540,362	7,828,956	—	(1,327,168)	10,042,150
Written Options	(1,947)	—	201,352	—	77,470	276,875
Swap Contracts	(1,914,179)	—	(1,194,009)	—	(459,398)	(3,567,586)
Forward Currency Contracts	—	—	—	795,606	—	795,606

Total	$(1,956,495)	$3,540,362	$6,836,299	$795,606	$(1,785,565)	$7,430,207

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$393,250	$—	$393,250

Total	$—	$—	$—	$393,250	$—	$393,250

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(42,361)	$—	$(42,361)
Unrealized Depreciation on Futures Contracts¤	—	—	(715,566)	—	(1,391,131)	(2,106,697)
Swap Contracts, at value¤	(893,294)	—	(489,410)	—	—	(1,382,704)

Total	$(893,294)	$—	$(1,204,976)	$(42,361)	$(1,391,131)	$(3,531,762)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(6,329,823)	$—	$(13,749,523)	$(20,079,346)
Swap Contracts	(2,636,989)	—	(5,494,210)	—	57,862	(8,073,337)
Forward Currency Contracts	—	—	—	639,586	—	639,586

Total	$(2,636,989)	$—	$(11,824,033)	$639,586	$(13,691,661)	$(27,513,097)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$59,322	$—	$(3,192,116)	$(3,132,794)
Swap Contracts	(542,051)	—	(31,305)	—	—	(573,356)
Forward Currency Contracts	—	—	—	(345,242)	—	(345,242)

Total	$(542,051)	$—	$28,017	$(345,242)	$(3,192,116)	$(4,051,392)

Global Asset Allocation Fund
Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(1,950,266)	$—	$—	$(1,950,266)

Total	$—	$—	$(1,950,266)	$—	$—	$(1,950,266)

Global Developed Equity Allocation Fund
Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$113,422	$—	$—	$113,422

Total	$—	$—	$113,422	$—	$—	$113,422

Global Equity Allocation Fund
Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$798,873	$—	$—	$798,873

Total	$—	$—	$798,873	$—	$—	$798,873

151

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Implementation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$836,103	$—	$836,103
Unrealized Appreciation on Futures Contracts¤	—	—	61,193	—	—	61,193

Total	$—	$—	$61,193	$836,103	$—	$897,296

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(89,171)	$—	$(89,171)
Unrealized Depreciation on Futures Contracts¤	—	—	(1,935,814)	—	(3,072,162)	(5,007,976)
Swap Contracts, at value¤	(1,941,943)	—	(936,766)	—	—	(2,878,709)

Total	$(1,941,943)	$—	$(2,872,580)	$(89,171)	$(3,072,162)	$(7,975,856)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(13,343,000)	$—	$(31,193,411)	$(44,536,411)
Swap Contracts	(5,586,551)	—	(10,506,870)	—	123,401	(15,970,020)
Forward Currency Contracts	—	—	—	1,325,554	—	1,325,554

Total	$(5,586,551)	$—	$(23,849,870)	$1,325,554	$(31,070,010)	$(59,180,877)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(380,898)	$—	$(7,228,292)	$(7,609,190)
Swap Contracts	(1,188,207)	—	125,524	—	—	(1,062,683)
Forward Currency Contracts	—	—	—	(869,457)	—	(869,457)

Total	$(1,188,207)	$—	$(255,374)	$(869,457)	$(7,228,292)	$(9,541,330)

International Equity Allocation Fund
Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(174,890)	$—	$—	$(174,890)

Total	$—	$—	$(174,890)	$—	$—	$(174,890)

MAC Implementation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$—	$—	$31,808	$31,808
Unrealized Appreciation on Forward Currency Contracts	—	—	—	1,889	—	1,889
Unrealized Appreciation on Futures Contracts¤	—	—	—	—	2,434	2,434
Swap Contracts, at value¤	2,497,191	—	—	—	—	2,497,191

Total	$2,497,191	$—	$—	$1,889	$34,242	$2,533,322

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$—	$—	$(305,397)	$(305,397)
Written Options, at value	—	—	—	—	(26,310)	(26,310)

Total	$—	$—	$—	$—	$(331,707)	$(331,707)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$—	$—	$(1,638,599)	$(1,638,599)
Swap Contracts	19,062	—	—	—	—	19,062
Forward Currency Contracts	—	—	—	34,784	—	34,784

Total	$19,062	$—	$—	$34,784	$(1,638,599)	$(1,584,753)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$—	$—	$(19,392)	$(19,392)
Futures Contracts	—	—	—	—	(453,135)	(453,135)
Written Options	—	—	—	—	24,890	24,890
Swap Contracts	(258,684)	—	—	—	—	(258,684)
Forward Currency Contracts	—	—	—	(4,487)	—	(4,487)

Total	$(258,684)	$—	$—	$(4,487)	$(447,637)	$(710,808)

152

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Strategic Opportunities Allocation Fund
Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(259,865)	$—	$—	$(259,865)

Total	$—	$—	$(259,865)	$—	$—	$(259,865)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2026, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2026:

153

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August 31, 2026 (Unaudited)

Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$5,365,776	$(5,307,477)	$(58,299)	$—	*
Barclays Bank PLC	679,944	(454,861)	(225,083)	—	*
BNP Paribas	7,321,656	(4,534,507)	—	2,787,149
Brown Brothers Harriman & Co.	36,476	—	—	36,476
Citibank N.A.	383,606	(28,682)	(354,924)	—	*
Citigroup Global Markets Inc.	1,116,001	(1,116,001)	—	—	*
Deutsche Bank AG	146,187	—	(146,187)	—
Goldman Sachs International	3,302,969	—	(2,897,199)	405,770
JPMorgan Chase Bank, N.A.	7,362,727	(7,029,130)	(333,597)	—	*
Morgan Stanley & Co. International PLC	3,482,848	(2,100,000)	(1,087,349)	295,499
Morgan Stanley & Co. LLC	3,155	—	(3,155)	—
Morgan Stanley Capital Services LLC	225,936	—	(225,936)	—
Société Générale	2,217,498	(899,976)	—	1,317,522
State Street Bank and Trust Company	875,548	—	(875,548)	—
UBS AG	120,807	—	(120,807)	—

Total	$32,641,134	$(21,470,634)	$(6,328,084)	$4,842,416

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(58,299)	$—	$58,299	$—
Barclays Bank PLC	(225,083)	—	225,083	—
Citibank N.A.	(354,924)	—	354,924	—
Deutsche Bank AG	(613,858)	467,671	146,187	—	*
Goldman Sachs International	(2,897,199)	—	2,897,199	—
JPMorgan Chase Bank, N.A.	(333,597)	—	333,597	—
Morgan Stanley & Co. International PLC	(1,087,349)	—	1,087,349	—
Morgan Stanley & Co. LLC	(6,752,252)	6,749,097	3,155	—	*
Morgan Stanley Capital Services LLC	(605,159)	379,223	225,936	—	*
State Street Bank and Trust Company	(985,836)	—	875,548	(110,288)
UBS AG	(274,481)	153,674	120,807	—	*

Total	$(14,188,037)	$7,749,665	$6,328,084	$(110,288)

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$13,448	$—	$(1,221)	$12,227
Citibank N.A.	13,008	—	(13,008)	—
Deutsche Bank AG	16,387	—	—	16,387
Goldman Sachs International	2,284	—	(2,284)	—
JPMorgan Chase Bank, N.A.	58,187	—	(10,366)	47,821
Morgan Stanley & Co. International PLC	241,337	(234,295)	(7,042)	—	*
State Street Bank and Trust Company	48,599	—	—	48,599

Total	$393,250	$(234,295)	$(33,921)	$125,034

154

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August 31, 2026 (Unaudited)

Benchmark-Free Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(1,221)	$—	$1,221	$—
Citibank N.A.	(23,732)	—	13,008	(10,724)
Goldman Sachs International	(165,740)	163,456	2,284	—	*
JPMorgan Chase Bank, N.A.	(10,366)	—	10,366	—
Morgan Stanley & Co. International PLC	(7,042)	—	7,042	—
Morgan Stanley Capital Services LLC	(323,670)	323,670	—	—	*

Total	$(531,771)	$487,126	$33,921	$(10,724)

Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$28,629	$(26,036)	$(2,593)	$—	*
Citibank N.A.	27,562	—	(27,562)	—
Deutsche Bank AG	34,981	—	—	34,981
Goldman Sachs International	4,862	—	(4,862)	—
JPMorgan Chase Bank, N.A.	123,768	—	(22,003)	101,765
Morgan Stanley & Co. International PLC	512,891	(497,931)	(14,960)	—	*
State Street Bank and Trust Company	103,410	—	—	103,410

Total	$836,103	$(523,967)	$(71,980)	$240,156

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(2,593)	$—	$2,593	$—
Citibank N.A.	(49,615)	—	27,562	(22,053)
Goldman Sachs International	(183,155)	178,293	4,862	—	*
JPMorgan Chase Bank, N.A.	(22,003)	—	22,003	—
Morgan Stanley & Co. International PLC	(14,960)	—	14,960	—
Morgan Stanley Capital Services LLC	(753,611)	739,663	—	(13,948)

Total	$(1,025,937)	$917,956	$71,980	$(36,001)

MAC Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$31,808	$—	$(26,310)	$5,498
Citigroup Global Markets Inc.	193,391	—	—	193,391
Deutsche Bank AG	1,889	—	—	1,889
JPMorgan Chase Bank, N.A.	1,204,831	(1,204,831)	—	—	*

Total	$1,431,919	$(1,204,831)	$(26,310)	$200,778

155

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

MAC Implementation Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(26,310)	$—	$26,310	$—

Total	$(26,310)	$—	$26,310	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2026:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	854,613,618	515,689,143	2,300,000	9,204	2,324,522,392
Benchmark-Free Fund	47,893,084	626,615,185	—	—	211,321,546
Global Asset Allocation Fund	—	9,206,885	—	—	—
Global Developed Equity Allocation Fund	—	2,859,951	—	—	—
Global Equity Allocation Fund	—	18,931,646	—	—	—
Implementation Fund	100,135,926	1,392,214,924	—	—	451,285,302
International Equity Allocation Fund	—	9,701,786	—	—	—
MAC Implementation Fund	710,544	101,679,410	10,000,000	—	27,415,410
Strategic Opportunities Allocation Fund	—	1,235,225	—	—	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	—	0.35%	—

156

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Alternative Allocation Fund	0.22%*	0.15%*	0.105%*	0.085%*	0.055%	0.22%	0.22%
Benchmark-Free Allocation Fund		0.15%	0.10%			0.15%	0.15%
Multi-Asset Credit Fund	0.20%*	0.15%*	0.10%			0.20%	0.20%

*	Class is offered but has no shareholders as of August 31, 2026.

For certain Funds, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund, other than Alternative Allocation Fund and Multi-Asset Credit Fund, GMO has contractually agreed to reimburse the Funds for their “Specified Operating Expenses” (as defined below). For Implementation Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.02% of the Funds’ average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

With respect to Alternative Allocation Fund and Multi-Asset Credit Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The expense cap for Alternative Allocation Fund is 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares. The Expense Cap for Multi-Asset Credit Fund is 0.57% for Class II shares; 0.52% for Class III shares; 0.47% for Class IV shares; 0.57% for Class R6 shares; and 0.57% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2026, GMO did not recoup any previously recorded waivers and/or reimbursements.

157

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

On August 31, 2026, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028	Expiring the year ending February 28, 2029	Expiring the year ending February 28, 2030

Alternative Allocation Fund, Class VI	$150,748	$153,222	$667,975	$265,340

Alternative Allocation Fund, Class R6	$ 17	$ 23	$ 10	$ 33

Alternative Allocation Fund, Class I	$461,207	$391,372	$118,448	$ 46,866

Multi-Asset Credit Fund, Class IV	—	—	$ 87,821	$ 5,779

Multi-Asset Credit Fund, Class R6	—	—	$ 665	$ 973

Multi-Asset Credit Fund, Class I	—	—	$ 87,622	$ 80,976

For Alternative Allocation Fund, Benchmark-Free Allocation Fund and Multi-Asset Credit Fund, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs. Management fees and shareholder service fees will not be waived below zero.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares of each Fund, except for Multi-Asset Credit Fund, to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of such Fund’s average daily net assets attributable to Class I shares. For Multi-Asset Credit Fund, GMO has contractually agreed to waive its fee with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.08% of the average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2027 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2026 is shown in the table below and is included in the Statements of Operations.

158

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Fund Name	Independent Trustees and their legal counsel ($)
Consolidated Alternative Allocation Fund	25,265
Benchmark-Free Allocation Fund	80,462
Benchmark-Free Fund	40,389
Global Asset Allocation Fund	17,272
Global Developed Equity Allocation Fund	3,078
Global Equity Allocation Fund	20,530
Implementation Fund	70,899
International Developed Equity Allocation Fund	7,394
International Equity Allocation Fund	11,648
MAC Implementation Fund	585
Multi-Asset Credit Fund	4,811
Strategic Opportunities Allocation Fund	2,686

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2026, the Funds below had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Benchmark-Free Allocation Fund	0.740	%*
Benchmark-Free Fund	0.475	%*
Global Asset Allocation Fund	0.962	%*
Global Developed Equity Allocation Fund	0.520%
Global Equity Allocation Fund	0.559%
International Developed Equity Allocation Fund	0.617%
International Equity Allocation Fund	0.668%
Multi-Asset Credit Fund	0.363	%*
Strategic Opportunities Allocation Fund	1.044	%*

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2026, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2026 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	739,296,807	1,475,606,328	751,432,119	1,398,652,092
Benchmark-Free Allocation Fund	—	123,699,987	—	60,210,000
Benchmark-Free Fund	232,634,981	639,485,509	127,905,088	698,380,642
Global Asset Allocation Fund	1,099,759	160,727,512	—	79,235,000

159

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Global Developed Equity Allocation Fund	449,985	8,015,657	450,243	11,110,897
Global Equity Allocation Fund	2,699,918	58,298,961	2,501,349	136,053,008
Implementation Fund	568,104,146	1,251,104,428	309,962,628	1,414,472,179
International Developed Equity Allocation Fund	—	10,920,577	—	5,315,000
International Equity Allocation Fund	899,973	35,180,383	900,667	46,900,000
MAC Implementation Fund	73,287,007	—	76,330,490	—
Multi-Asset Credit Fund	—	40,757,658	—	31,035,743
Strategic Opportunities Allocation Fund	34,998	9,961,207	100,000	8,497,899

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2026

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Alternative Allocation Fund	3	§	72.45%
Benchmark-Free Allocation Fund	1		10.86%
Benchmark-Free Fund	4		72.46%
Global Asset Allocation Fund	2		38.74%
Global Developed Equity Allocation Fund	1		99.73%
Global Equity Allocation Fund	2		69.77%
Implementation Fund	1	‡	93.64%
International Developed Equity Allocation Fund	1		90.43%
International Equity Allocation Fund	1		76.07%
MAC Implementation Fund	1	‡	100.00%
Multi-Asset Credit Fund	1		74.51%
Strategic Opportunities Allocation Fund	1		89.15%

§	Three of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.

160

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Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026

	Shares	Amount	Shares	Amount

Consolidated Alternative Allocation Fund
Class VI:
Shares sold	3,932,143	$73,264,356	4,420,995	$81,067,821
Shares issued to shareholders in reinvestment of distributions	1,353,945	24,032,518	2,834,264	51,002,174
Shares repurchased	(1,166,586)	(21,835,000)	(4,855,752)	(89,132,900)

Net increase (decrease)	4,119,502	$75,461,874	2,399,507	$42,937,095

Class R6:(a)
Shares sold	5,661	$104,627	98	$1,780
Shares issued to shareholders in reinvestment of distributions	184	3,243	41	743
Shares repurchased	—	—	(606)	(11,670)

Net increase (decrease)	5,845	$107,870	(467)	$(9,147)

Class I:
Shares sold	1,032,858	$19,024,170	1,283,439	$23,207,860
Shares issued to shareholders in reinvestment of distributions	104,971	1,846,451	197,106	3,519,334
Shares repurchased	(344,611)	(6,304,965)	(1,141,695)	(20,518,023)

Net increase (decrease)	793,218	$14,565,656	338,850	$6,209,171

Benchmark-Free Allocation Fund
Class III:
Shares sold	503,514	$16,657,993	480,245	$14,016,352
Shares issued to shareholders in reinvestment of distributions	33,426	1,110,074	744,076	22,439,848
Shares repurchased	(855,209)	(27,576,050)	(12,476,981)	(357,397,958)

Net increase (decrease)	(318,269)	$(9,807,983)	(11,252,660)	$(320,941,758)

Class IV:
Shares sold	460,906	$15,519,304	413,675	$11,332,263
Shares issued to shareholders in reinvestment of distributions	35,868	1,191,534	695,454	20,983,945
Shares repurchased	(55,188)	(1,794,456)	(2,277,642)	(65,745,758)

Net increase (decrease)	441,586	$14,916,382	(1,168,513)	$(33,429,550)

Class R6:
Shares sold	2,386,893	$78,044,680	3,537,029	$103,600,698
Shares issued to shareholders in reinvestment of distributions	24,686	818,569	562,641	16,956,230
Shares repurchased	(1,074,965)	(35,418,295)	(3,252,089)	(98,318,104)

Net increase (decrease)	1,336,614	$43,444,954	847,581	$22,238,824

Class I:
Shares sold	1,711,923	$56,816,224	3,623,185	$108,899,081
Shares issued to shareholders in reinvestment of distributions	22,859	757,769	571,025	17,210,708
Shares repurchased	(2,125,546)	(68,996,247)	(3,080,676)	(92,312,436)

Net increase (decrease)	(390,764)	$(11,422,254)	1,113,534	$33,797,353

161

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026

	Shares	Amount	Shares	Amount

Benchmark-Free Fund
Class III:
Shares sold	43,340	$1,050,680	368,335	$8,046,898
Shares issued to shareholders in reinvestment of distributions	513,913	12,251,677	2,607,079	56,503,816
Shares repurchased	(468,504)	(10,718,694)	(8,554,095)	(179,757,994)

Net increase (decrease)	88,749	$2,583,663	(5,578,681)	$(115,207,280)

Global Asset Allocation Fund
Class III:
Shares sold	1,252,484	$50,352,328	2,629,587	$98,652,721
Shares issued to shareholders in reinvestment of distributions	26,953	1,121,229	565,480	21,270,700
Shares repurchased	(532,792)	(22,457,957)	(532,848)	(19,728,049)

Net increase (decrease)	746,645	$29,015,600	2,662,219	$100,195,372

Class R6:
Shares sold	94,426	$3,946,854	14,855	$536,333
Shares issued to shareholders in reinvestment of distributions	544	22,610	9,839	369,761
Shares repurchased	(27,284)	(1,112,461)	(57,642)	(2,037,865)

Net increase (decrease)	67,686	$2,857,003	(32,948)	$(1,131,771)

Class I:
Shares sold	880,670	$34,672,027	65,150	$2,441,552
Shares issued to shareholders in reinvestment of distributions	2,107	87,644	17,452	656,571
Shares repurchased	(46,406)	(1,910,370)	(101,859)	(3,721,775)

Net increase (decrease)	836,371	$32,849,301	(19,257)	$(623,652)

Global Developed Equity Allocation Fund
Class III:
Shares issued to shareholders in reinvestment of distributions	45,460	$1,596,555	125,705	$3,902,627
Shares repurchased	(186,305)	(6,580,288)	(204,340)	(6,209,891)

Net increase (decrease)	(140,845)	$(4,983,733)	(78,635)	$(2,307,264)

Global Equity Allocation Fund
Class III:
Shares sold	18,722	$800,000	—	$—
Shares issued to shareholders in reinvestment of distributions	14,414	588,239	705,258	24,555,664
Shares repurchased	(2,662,710)	(102,727,801)	(2,957,906)	(93,280,628)

Net increase (decrease)	(2,629,574)	$(101,339,562)	(2,252,648)	$(68,724,964)

Class R6:
Shares sold	92,899	$3,782,552	57,140	$1,907,290
Shares issued to shareholders in reinvestment of distributions	1,798	73,377	74,682	2,599,835
Shares repurchased	(34,256)	(1,324,821)	(32,326)	(1,065,777)

Net increase (decrease)	60,441	$2,531,108	99,496	$3,441,348

162

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026

	Shares	Amount	Shares		Amount

Global Equity Allocation Fund (continued)
Class I:
Shares sold	15,919	$653,952	2,454		$86,230
Shares issued to shareholders in reinvestment of distributions	58	2,360	2,805		97,573
Shares repurchased	(9,756)	(398,421)	(102,354)		(3,433,194)

Net increase (decrease)	6,221	$257,891	(97,095)		$(3,249,391)

Consolidated Implementation Fund(b)
Core Class:
Shares sold	2,677,234	$45,456,623	8,861,458		$127,029,292
Shares issued to shareholders in reinvestment of distributions	1,694,058	28,358,530	6,016,706		89,749,077
Shares repurchased	(2,700,469)	(45,430,000)	(30,667,131)		(446,370,115)

Net increase (decrease)	1,670,823	$28,385,153	(15,788,967)		$(229,591,746)

International Developed Equity Allocation Fund
Class III:
Shares sold	—	$—	7,878		$157,932
Shares issued to shareholders in reinvestment of distributions	1,716	45,238	8,374		180,536
Shares repurchased	(22,799)	(609,746)	(9,565,856	)(c)	(204,131,705	)(c)

Net increase (decrease)	(21,083)	$(564,508)	(9,549,604)		$(203,793,237)

Class R6:
Shares sold	422,713	$11,155,344	860,228		$18,735,932
Shares issued to shareholders in reinvestment of distributions	144,060	3,798,845	625,190		14,320,193
Shares repurchased	(305,299)	(8,032,441)	(898,910)		(20,405,639)

Net increase (decrease)	261,474	$6,921,748	586,508		$12,650,486

International Equity Allocation Fund
Class III:
Shares sold	84	$3,500	250		$7,000
Shares issued to shareholders in reinvestment of distributions	13,622	595,553	130,218		4,824,973
Shares repurchased	(112,757)	(5,100,000)	(2,345,498)		(92,465,675)

Net increase (decrease)	(99,051)	$(4,500,947)	(2,215,030)		$(87,633,702)

Class R6:
Shares sold	182,508	$8,016,942	683,765		$25,238,330
Shares issued to shareholders in reinvestment of distributions	267,040	11,669,649	454,050		16,816,012
Shares repurchased	(482,527)	(20,746,080)	(1,106,168)		(38,891,374)

Net increase (decrease)	(32,979)	$(1,059,489)	31,647		$3,162,968

163

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

	Six Months Ended August 31, 2026 (Unaudited)		Year Ended February 28, 2026
	Shares	Amount	Shares	Amount

MAC Implementation Fund
Core Class:(d)
Shares sold	—	$—	2,857,359	$30,193,699
Shares issued to shareholders in reinvestment of distributions	72,750	720,947	45,864	484,324
Shares repurchased	—	—	(756,909)	(7,994,004)

Net increase (decrease)	72,750	$720,947	2,146,314	$22,684,019

Multi-Asset Credit Fund
Class IV:(d)
Shares sold	13,913	$294,203	771,175	$15,646,617
Shares issued to shareholders in reinvestment of distributions	1,664	35,135	14,089	293,746
Shares repurchased	(271,622)	(5,763,264)	—	—

Net increase (decrease)	(256,045)	$(5,433,926)	785,264	$15,940,363

Class R6:(e)
Shares sold	11,877	$250,663	97,494	$2,064,929
Shares issued to shareholders in reinvestment of distributions	328	6,918	2,558	53,348
Shares repurchased	(2,282)	(48,085)	(1,042)	(22,072)

Net increase (decrease)	9,923	$209,496	99,010	$2,096,205

Class I:(f)
Shares sold	1,400,307	$29,532,100	8,932,061	$187,853,023
Shares issued to shareholders in reinvestment of distributions	7,736	163,313	38,899	811,041
Shares repurchased	(628,071)	(13,239,924)	(617,818)	(13,110,874)

Net increase (decrease)	779,972	$16,455,489	8,353,142	$175,553,190

Strategic Opportunities Allocation Fund
Class III:
Shares sold	87,187	$1,680,001	125,624	$2,310,557
Shares issued to shareholders in reinvestment of distributions	617	12,008	127,901	2,210,601
Shares repurchased	—	—	(6,685,902)	(117,834,033)

Net increase (decrease)	87,804	$1,692,009	(6,432,377)	$(113,312,875)

(a)

For the period February 28, 2026 to March 12, 2026, Class R6 had no shareholders. The period under the heading “Six Months Ended August 31, 2026” represents the period from March 13, 2026 through August 31, 2026.

(b)	Amounts are consolidated through August 28, 2025 (Note 2).
(c)	9,531,319 shares and $203,386,188 were redeemed in-kind by an affiliate.
(d)	The period under the heading “Year Ended February 28, 2026” represents the period from May 21, 2025 (commencement of operations) through February 28, 2026.
(e)	The period under the heading “Year Ended February 28, 2026” represents the period from October 21, 2025 (commencement of operations) through February 28, 2026.
(f)	The period under the heading “Year Ended February 28, 2026” represents the period from September 04, 2025 (commencement of operations) through February 28, 2026.

164

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2026 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Benchmark-Free Allocation Fund
GMO Alternative Allocation Fund, Class VI	$335,180,576	$44,184,145	$17,165,000	$7,832,284		$3,886,862	$1,288,133	$(7,178,264)	$356,309,590
GMO Climate Change Fund, Class III	25,401,625	1,384,073	—	184,072		—	—	(459,341)	26,326,357
GMO High Yield Fund, Class VI	25,394,118	377,690	—	377,690		—	—	134,422	25,906,230
GMO Implementation Fund	2,146,596,608	71,962,174	40,345,000	26,505,552		—	9,171,248	75,292,730	2,262,677,760
GMO Opportunistic Income Fund, Class VI	51,709,256	5,791,905	2,700,000	1,431,905		—	798	(1,171,886)	53,630,073

Totals	$2,584,282,183	$123,699,987	$60,210,000	$36,331,503		$3,886,862	$10,460,179	$66,617,661	$2,724,850,010

Benchmark-Free Fund
GMO Alternative Allocation Fund, Class VI	$163,831,085	$15,092,559	$—	$3,891,404		$1,931,155	$—	$(2,862,018)	$176,061,626
GMO Climate Change Fund, Class III	13,348,240	86,168	1,550,000	86,168		—	417,019	(534,134)	11,767,293
GMO High Yield Fund, Class VI	12,381,385	184,149	—	184,150		—	—	65,540	12,631,074
GMO Opportunistic Income Fund, Class VI	23,556,751	—	—	656,853		—	—	(535,815)	23,020,936
GMO Power Infrastructure ETF	—	12,970,379	—	—		—	—	(81,971)	12,888,408
GMO Resources Fund, Class VI	39,653,495	571,088	13,785,000	571,088		—	859,564	113,044	27,412,191
GMO U.S. Treasury Fund, Class VI	135,562	131,856,780	125,962,797	—	**	—	(81,407)	(6,450)	5,941,688

Totals	$252,906,518	$160,761,123	$141,297,797	$5,389,663		$1,931,155	$1,195,176	$(3,841,804)	$269,723,216

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$89,432,129	$25,612,081	$1,000,000	$2,380,654		$1,181,427	$(78,167)	$(1,267,217)	$112,698,826
GMO Asset Allocation Bond Fund, Class VI	81,219,648	18,888,247	—	373,247		—	—	(9,275,888)	90,832,007
GMO Climate Change Fund, Class III	4,822,362	1,098,213	2,700,000	43,213		—	597,143	(573,546)	3,244,172
GMO Domestic Resilience ETF	11,616,304	462,409	—	42,480		—	—	291,388	12,370,101
GMO Emerging Country Debt Fund, Class VI	4,899,224	1,320,000	—	—		—	—	226,578	6,445,802
GMO Emerging Markets ex-China Fund, Class VI	18,907,370	2,862,173	4,835,000	723,163		359,009	1,625,827	1,856,308	20,416,678
GMO Emerging Markets Fund, Class VI	36,055,458	12,815,293	9,700,000	1,005,294		—	1,097,878	7,126,961	47,395,590
GMO International Equity Fund, Class IV	87,697,483	9,900,001	16,800,000	—		—	6,008,871	1,268,765	88,075,120

165

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Global Asset Allocation Fund (continued)
GMO International Opportunistic Value Fund, Class IV	$41,435,931	$7,174,863	$2,900,000	$285,260	$2,204,604	$861,548	$885,323	$47,457,665
GMO-Usonian Japan Value Creation Fund, Class VI	37,234,732	4,591,685	2,900,000	352,518	884,167	940,574	431,793	40,298,784
GMO Opportunistic Income Fund, Class VI	16,957,442	3,528,133	—	533,133	—	—	(426,323)	20,059,252
GMO Power Infrastructure ETF	—	2,993,164	—	—	—	—	(18,916)	2,974,248
GMO Quality Fund, Class VI	16,239,777	3,117,413	—	33,595	523,819	—	1,596,129	20,953,319
GMO Resources Fund, Class VI	5,687,782	1,089,960	—	89,959	—	—	324,060	7,101,802
GMO Small Cap Quality Fund, Class VI	11,142,652	1,710,214	—	14,117	396,097	—	(319,314)	12,533,552
GMO U.S. Equity Fund, Class VI	43,599,310	5,321,975	3,300,000	144,962	3,337,012	(71,880)	2,898,065	48,447,470
GMO U.S. Opportunistic Value Fund, Class VI	39,725,801	14,516,467	3,300,000	259,975	2,861,492	619,253	2,703,075	54,264,596
GMO U.S. Small Cap Value Fund, Class VI	11,098,794	1,833,437	—	26,515	781,922	—	758,673	13,690,904
GMO U.S. Treasury Fund, Class VI	15,256,448	41,891,784	31,800,000	392,423	—	(22,000)	(22,762)	25,303,470

Totals	$573,028,647	$160,727,512	$79,235,000	$6,700,508	$12,529,549	$11,579,047	$8,463,152	$674,563,358

Global Developed Equity Allocation Fund
GMO Climate Change Fund, Class III	$965,786	$26,859	$540,000	$6,858	$—	$120,137	$(128,270)	$444,512
GMO Domestic Resilience ETF	2,173,713	—	325,897	6,919	—	61,094	(4,276)	1,904,634
GMO Emerging Markets ex-China Fund, Class VI	2,115,502	154,444	635,000	69,795	34,649	210,997	182,773	2,028,716
GMO International Equity Fund, Class IV	27,557,087	330,000	4,380,000	—	—	2,063,891	(165,180)	25,405,798
GMO International Opportunistic Value Fund, Class IV	11,371,140	1,024,205	960,000	66,932	517,274	255,173	133,305	11,823,823
GMO-Usonian Japan Value Creation Fund, Class VI	6,258,195	190,303	450,000	54,246	136,057	142,596	34,379	6,175,473
GMO Power Infrastructure ETF	—	498,861	—	—	—	—	(3,153)	495,708
GMO Quality Fund, Class VI	14,607,773	1,833,358	900,000	26,720	416,637	280,491	844,285	16,665,907
GMO Resources Fund, Class VI	2,176,060	151,197	335,000	31,197	—	50,342	38,682	2,081,281
GMO Small Cap Quality Fund, Class VI	3,820,928	1,439,707	410,000	5,324	149,383	115,969	(239,722)	4,726,882
GMO U.S. Equity Fund, Class VI	11,412,243	1,143,289	1,290,000	36,149	832,140	361,183	454,476	12,081,191
GMO U.S. Opportunistic Value Fund, Class VI	14,662,261	1,049,817	685,000	72,444	797,373	98,228	864,467	15,989,773
GMO U.S. Small Cap Value Fund, Class VI	2,788,737	173,618	200,000	5,694	167,924	59,465	118,411	2,940,231

Totals	$99,909,425	$8,015,658	$11,110,897	$382,278	$3,051,437	$3,819,566	$2,130,177	$102,763,929

166

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Global Equity Allocation Fund
GMO Climate Change Fund, Class III	$6,988,718	$282,794	$4,359,000	$42,794		$—	$995,644	$(1,016,512)	$2,891,644
GMO Domestic Resilience ETF	14,250,815	—	2,702,008	43,871		—	405,208	(133,346)	11,820,669
GMO Emerging Markets ex-China Fund, Class VI	16,137,376	4,097,272	4,063,000	683,135		339,138	858,981	2,825,949	19,856,578
GMO Emerging Markets Fund, Class VI	73,905,644	7,014,096	19,260,000	1,459,095		—	553,385	10,448,188	72,661,313
GMO International Equity Fund, Class IV	167,427,492	1,060,000	36,842,000	—		—	14,339,094	(4,593,530)	141,391,056
GMO International Opportunistic Value Fund, Class IV	76,322,592	4,373,252	10,179,000	426,568		3,296,683	2,569,259	(418,166)	72,667,937
GMO-Usonian Japan Value Creation Fund, Class VI	44,018,733	1,615,547	8,403,000	346,493		869,055	2,171,224	(1,288,285)	38,114,219
GMO Power Infrastructure ETF	—	2,993,164	—	—		—	—	(18,916)	2,974,248
GMO Quality Fund, Class VI	74,870,936	14,916,644	10,435,000	139,622		2,177,022	3,020,080	2,609,934	84,982,594
GMO Resources Fund, Class VI	15,227,924	1,001,794	4,119,000	191,794		—	668,040	16,590	12,795,348
GMO Small Cap Quality Fund, Class VI	26,526,390	7,709,642	1,958,000	35,261		989,382	416,418	(1,416,414)	31,278,036
GMO U.S. Equity Fund, Class VI	63,384,019	3,769,302	19,052,000	156,924		3,612,376	1,823,839	994,286	50,919,446
GMO U.S. Opportunistic Value Fund, Class VI	83,152,507	8,313,164	11,573,000	400,870		4,412,295	1,471,565	3,683,138	85,047,374
GMO U.S. Small Cap Value Fund, Class VI	19,342,372	1,152,290	3,108,000	37,793		1,114,498	771,534	361,531	18,519,727

Totals	$681,555,518	$58,298,961	$136,053,008	$3,964,220		$16,810,449	$30,064,271	$12,054,447	$645,920,189

Implementation Fund
GMO Power Infrastructure ETF	$—	$25,940,759	$—	$—		$—	$—	$(163,943)	$25,776,816
GMO U.S. Treasury Fund, Class VI	437,452	181,817,905	180,548,649	—	**	—	(85,030)	(5,057)	1,616,621

Totals	$437,452	$207,758,664	$180,548,649	$—		$—	$(85,030)	$(169,000)	$27,393,437

International Developed Equity Allocation Fund
GMO International Equity Fund, Class IV	$148,819,968	$4,325,000	$2,305,000	$—		$—	$946,378	$10,590,914	$162,377,260
GMO International Opportunistic Value Fund, Class IV	48,842,884	5,310,432	2,060,000	316,259		2,444,173	452,395	1,350,916	53,896,627
GMO-Usonian Japan Value
Creation Fund, Class VI	15,337,975	1,285,144	950,000	143,992		361,152	303,918	186,753	16,163,790

Totals	$213,000,827	$10,920,576	$5,315,000	$460,251		$2,805,325	$1,702,691	$12,128,583	$232,437,677

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$110,662,187	$18,402,581	$18,155,000	$2,667,581		$—	$2,608,660	$15,642,329	$129,160,757
GMO International Equity Fund, Class IV	166,481,847	6,445,000	22,335,000	—		—	7,751,920	3,722,805	162,066,572

167

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

International Equity Allocation Fund (continued)
GMO International Opportunistic Value Fund, Class IV	$66,269,736	$8,067,136	$4,035,000	$413,265		$3,193,871	$857,326	$1,495,019	$72,654,217
GMO-Usonian Japan Value Creation Fund, Class VI	26,294,916	2,265,665	2,375,000	236,781		593,884	771,994	(1,961)	26,955,614

Totals	$369,708,686	$35,180,382	$46,900,000	$3,317,627		$3,787,755	$11,989,900	$20,858,192	$390,837,160

Multi-Asset Credit Fund
GMO Emerging Country Debt Fund, Class VI	$24,022,615	$507,741	$—	$—		$—	$—	$975,345	$25,505,701
GMO High Yield Fund, Class VI	29,292,320	1,094,195	4,640,003	373,703		—	(119,849)	288,715	25,915,378
GMO MAC Implementation Fund	23,416,290	720,947	—	213,558		507,389	—	(2,723,271)	21,413,966
GMO Opportunistic Income Fund, Class VI	87,828,875	9,036,009	1,616,952	2,544,675		—	(15,948)	(2,050,197)	93,181,787
GMO Systematic Investment Grade Credit ETF	19,496,573	535,695	3,796,163	482,628		—	(92,187)	(673,174)	15,470,744
GMO U.S. Treasury Fund, Class VI	6,993,722	23,911,093	20,982,625	127,939	**	—	(15,900)	(9,809)	9,896,481
GMO Ultra-Short Income ETF	9,582,003	4,951,979	—	298,726		—	—	(43,078)	14,490,904

Totals	$200,632,398	$40,757,659	$31,035,743	$4,041,229		$507,389	$(243,884)	$(4,235,469)	$205,874,961

Strategic Opportunities Allocation Fund
GMO Alternative Allocation Fund, Class VI	$12,928,190	$1,549,419	$170,000	$315,064		$156,354	$4,854	$(235,699)	$14,076,764
GMO Asset Allocation Bond Fund, Class VI	6,765,416	977,939	270,000	27,939		—	(9,938)	(708,004)	6,755,413
GMO Climate Change Fund,
Class III	829,634	6,012	415,000	6,012		—	91,783	(99,836)	412,593
GMO Domestic Resilience ETF	1,710,328	—	—	5,996		—	—	35,764	1,746,092
GMO Emerging Country Debt Fund, Class VI	769,702	—	—	—		—	—	31,191	800,893
GMO Emerging Markets ex-China Fund, Class VI	1,725,840	93,708	318,000	62,620		31,087	118,265	200,366	1,820,179
GMO Emerging Markets Fund, Class VI	4,233,253	1,874,738	805,000	124,737		—	342,271	610,835	6,256,097
GMO International Equity Fund, Class IV	12,625,200	315,000	3,495,000	—		—	1,460,735	(622,119)	10,283,816
GMO International Opportunistic Value Fund, Class IV	5,903,294	318,390	—	36,477		281,912	—	222,244	6,443,928
GMO-Usonian Japan Value Creation Fund, Class VI	5,393,878	162,203	650,000	46,236		115,967	276,649	(145,377)	5,037,353
GMO Power Infrastructure ETF	—	399,089	—	—		—	—	(2,523)	396,566
GMO Quality Fund, Class VI	2,352,997	234,239	180,000	4,475		69,765	63,684	132,519	2,603,439
GMO Resources Fund, Class VI	880,319	13,923	25,000	13,923		—	2,180	30,736	902,158
GMO Small Cap Quality Fund, Class VI	1,594,672	127,225	—	1,797		50,428	—	(51,521)	1,670,376

168

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2026 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Strategic Opportunities Allocation Fund (continued)
GMO U.S. Equity Fund, Class VI	$5,485,709	$398,279	$1,010,000	$16,581	$381,699	$167,714	$129,919	$5,171,621
GMO U.S. Opportunistic Value Fund, Class VI	5,597,428	1,243,529	185,000	32,776	360,754	23,287	378,177	7,057,421
GMO U.S. Treasury Fund, Class VI	1,514,131	2,247,514	900,000	47,515	—	(1,800)	(4,653)	2,855,192

Totals	$70,309,991	$9,961,207	$8,423,000	$742,148	$1,447,966	$2,539,684	$(97,981)	$74,289,901

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2026 through August 31, 2026. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2027.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $43,417, $61,788 and $186 in Benchmark-Free Fund, Implementation Fund and Multi-Asset Credit Fund, respectively, during the period.

169

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2026 (Unaudited)

GMO Alternative Allocation Fund

Approval of renewal of management agreement for GMO Alternative Allocation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

170

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for each other pooled investment vehicle and separately managed account that it managed or sub-advised with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund, to each such vehicle, and to each such account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing or sub-advising each such vehicle and each such account. The Trustees also considered the shareholder servicing and supplemental support fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

171

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not intended to serve as a standalone investment and that the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and, as applicable, shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

172

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

173

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and, as applicable, shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In

174

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and, as applicable, shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting

175

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and, as applicable, shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

176

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not intended to serve as a standalone investment and that the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay GMO any fees.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

177

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and, as applicable, shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

178

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and, as applicable, shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

179

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO MAC Implementation Fund

Approval of renewal of management agreement for GMO MAC Implementation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not intended to serve as a standalone investment and that the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay GMO any fees.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

180

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Multi-Asset Credit Fund

Approval of renewal of management agreement for GMO Multi-Asset Credit Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO, if any, to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The

181

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund (the “Fund”). At a meeting on June 25, 2026, the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2026 of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund (collectively with other series of the Trust and GMO ETF Trust, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 12, 2026, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting, the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 25, 2026 meeting of the Trustees. Prior to and at the June 25 meeting, the Independent Trustees considered that additional information. At the June 25 meeting, representatives of GMO answered additional questions from the Trustees, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the investment performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not intended to serve as a standalone investment and that the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

182

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2026 (Unaudited)

The Trustees noted that GMO does not charge the Fund a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees also reviewed information regarding the management fees indirectly borne by the Fund as a result of its investing in other GMO funds. The Trustees noted that they had approved the management and, as applicable, shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the GMO funds overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was materially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce materially different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable indirectly by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered, as they had during the course of the year, the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent, and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

183

SR-083126-AA

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Filed under Item 7(a) of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications for the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GMO Trust

By:	/s/ Tara Pari
Tara Pari, Chief Executive Officer

Date:	November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tara Pari
Tara Pari, Principal Executive Officer

Date:	November 5, 2026

By:	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date:	November 5, 2026